SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%

Communication Services — 6.2%
Alphabet Inc, Cl A *	32,133	$2,894
Alphabet Inc, Cl C *	99,096	8,948
AT&T Inc	235,875	4,460
BCE Inc (A)	65,612	2,903
Comcast Corp, Cl A	121,177	4,504
Fox Corp	44,900	1,572
Liberty Broadband Corp, Cl A *	1,316	114
Liberty Media Corp-Liberty Formula One, Cl C *	22,131	1,502
Live Nation Entertainment Inc *	6,035	435
Match Group Inc *	1,162	48
Meta Platforms Inc, Cl A *	16,142	2,824
Netflix Inc *	7,832	2,523
New York Times Co/The, Cl A	12,163	468
Omnicom Group Inc	14,012	1,269
Trade Desk Inc/The, Cl A *	16,342	915
Verizon Communications Inc	66,159	2,568
Walt Disney Co/The *	65,208	6,495
Warner Bros Discovery Inc *	23,911	374

		44,816
Consumer Discretionary — 10.1%
Advance Auto Parts Inc	486	70
Airbnb Inc, Cl A *	6,373	786
Amazon.com Inc *	130,972	12,341
Autoliv Inc	318	29
AutoNation Inc *	5,400	737
AutoZone Inc *	323	803
Best Buy Co Inc	11,600	964
Booking Holdings Inc *	690	1,741
Carter's Inc	20,002	1,508
Dick's Sporting Goods Inc	2,696	347
Dollar General Corp	8,966	1,939
eBay Inc	23,000	1,056
Expedia Group Inc *	2,462	268
Foot Locker Inc	24,800	1,084
Ford Motor Co	119,872	1,447
General Motors Co	61,736	2,392
Genuine Parts Co	19,557	3,459
Goodyear Tire & Rubber Co/The *	58,400	663
Graham Holdings Co, Cl B	223	140
Harley-Davidson Inc	25,500	1,212
Hilton Worldwide Holdings Inc	4,214	609
Home Depot Inc/The	435	129
KB Home	19,900	702
Kohl's Corp	13,100	367
Las Vegas Sands Corp *	5,025	289
Lennar Corp, Cl A	399	39
Lowe's Cos Inc	30,105	6,194
Macy's Inc	36,200	741
Marriott International Inc/MD, Cl A	4,194	710

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MercadoLibre Inc *	2,134	$2,604
Meritage Homes Corp	3,312	362
MGM Resorts International *	32,946	1,417
NIKE Inc, Cl B	49,264	5,852
NVR Inc *	248	1,283
O'Reilly Automotive Inc *	1,190	988
PulteGroup Inc	26,711	1,460
Ross Stores Inc	27,538	3,044
Starbucks Corp	16,885	1,724
Target Corp	16,775	2,827
Tesla Inc *	15,588	3,207
TJX Cos Inc/The	16,482	1,262
Toll Brothers Inc	2,388	143
TopBuild Corp *	1,200	249
Tri Pointe Homes Inc *	2,991	71
Trip.com Group Ltd ADR *	22,919	815
Vail Resorts Inc	1,011	236
Whirlpool Corp	9,600	1,325
Wyndham Hotels & Resorts Inc	4,371	337

		71,972
Consumer Staples — 6.9%
Altria Group Inc	78,558	3,647
BJ's Wholesale Club Holdings Inc *	925	66
Coca-Cola Co/The	42,988	2,558
Coca-Cola Consolidated Inc	69	39
Colgate-Palmolive Co	42,195	3,093
Conagra Brands Inc	69,089	2,516
Costco Wholesale Corp	1,413	684
Diageo PLC ADR (A)	12,305	2,129
Herbalife Nutrition Ltd *	15,000	290
Hershey Co/The	4,875	1,162
Inter Parfums Inc	5,276	635
J M Smucker Co/The	15,301	2,263
Kimberly-Clark Corp	16,766	2,097
Kraft Heinz Co/The	28,800	1,122
Kroger Co/The	37,700	1,626
Molson Coors Beverage Co, Cl B	24,900	1,325
Mondelez International Inc, Cl A	41,177	2,684
PepsiCo Inc	26,209	4,548
Philip Morris International Inc	71,839	6,990
Procter & Gamble Co/The	14,149	1,946
Sysco Corp	28,207	2,103
Tyson Foods Inc, Cl A	19,800	1,173
Unilever PLC ADR	52,470	2,620
Walgreens Boots Alliance Inc	41,400	1,471
Walmart Inc	3,731	530

		49,317
Energy — 4.3%
APA Corp	14,000	537
Cactus Inc, Cl A	8,767	403
Chesapeake Energy	7,100	574

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chevron Corp	42,627	$6,853
ConocoPhillips	29,425	3,041
Devon Energy Corp	23,300	1,256
EOG Resources Inc	13,432	1,518
Exxon Mobil Corp	86,189	9,473
Halliburton Co	13,045	473
HF Sinclair Corp	23,363	1,162
Marathon Petroleum Corp	12,759	1,577
Oceaneering International Inc *	1,307	27
Phillips 66	16,399	1,682
Schlumberger NV	19,939	1,061
Scorpio Tankers Inc	1,247	75
Valero Energy Corp	9,898	1,304
Weatherford International PLC *	1,306	87

		31,103
Financials — 16.1%
Aflac Inc	29,208	1,991
Ally Financial Inc	37,400	1,124
American Express Co	5,186	902
American International Group Inc	17,515	1,070
Ameriprise Financial Inc	6,133	2,103
Annaly Capital Management Inc ‡	19,900	412
Aon PLC, Cl A	2,477	753
Arch Capital Group Ltd *	7,497	525
Bank of America Corp	148,851	5,106
Bank of New York Mellon Corp/The	29,776	1,515
BankUnited Inc	12,950	459
Berkshire Hathaway Inc, Cl B *	24,374	7,439
BlackRock Inc, Cl A	493	340
Capital One Financial Corp	7,700	840
Charles Schwab Corp/The	73,288	5,711
Chubb Ltd	19,801	4,178
Citigroup Inc	108,172	5,483
Citizens Financial Group Inc	29,200	1,219
CME Group Inc, Cl A	6,629	1,229
CNA Financial Corp	13,500	591
Discover Financial Services	9,600	1,075
Everest Re Group Ltd	4,859	1,866
Fifth Third Bancorp	37,700	1,369
First American Financial Corp	14,800	840
First Republic Bank/CA	32,164	3,957
Goldman Sachs Group Inc/The	5,700	2,004
Hartford Financial Services Group Inc/The	23,000	1,800
Interactive Brokers Group Inc, Cl A	3,278	282
Jackson Financial Inc, Cl A	605	28
JPMorgan Chase & Co	44,994	6,450
KeyCorp	64,900	1,187
Lincoln National Corp	12,100	384
LPL Financial Holdings Inc	4,653	1,161
Markel Corp *	4,528	6,022
Marsh & McLennan Cos Inc	11,462	1,858

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MetLife Inc	26,800	$1,922
MGIC Investment Corp	82,300	1,132
Moody's Corp	15,324	4,446
Morgan Stanley	57,569	5,555
MSCI Inc, Cl A	2,025	1,057
Navient Corp	52,300	944
Prudential Financial Inc	1,847	185
Radian Group Inc	42,900	916
Regions Financial Corp	84,900	1,980
Reinsurance Group of America Inc, Cl A	2,695	389
S&P Global Inc	6,225	2,124
State Street Corp	56,102	4,975
Tradeweb Markets Inc, Cl A	15,621	1,107
Travelers Cos Inc/The	15,850	2,934
Truist Financial Corp	80,535	3,781
Unum Group	23,000	1,025
US Bancorp	108,863	5,196
Wells Fargo & Co	52,644	2,462

		115,403
Health Care — 14.1%
AbbVie Inc	25,005	3,848
Acadia Healthcare Co Inc *	18,299	1,327
AmerisourceBergen Corp, Cl A	15,385	2,393
Amgen Inc	18,458	4,276
AstraZeneca PLC ADR	22,145	1,443
Baxter International Inc	22,100	883
Becton Dickinson and Co	3,825	897
Biogen Inc *	4,200	1,133
Bio-Rad Laboratories Inc, Cl A *	1,242	593
Bristol-Myers Squibb Co	51,499	3,551
Bruker Corp	1,023	71
Cardinal Health Inc	23,400	1,772
Charles River Laboratories International Inc *	1,817	399
CVS Health Corp	58,781	4,911
Danaher Corp	4,896	1,212
Dexcom Inc *	598	66
Elevance Health Inc	747	351
Eli Lilly & Co	6,816	2,121
GE HealthCare Technologies *	2,991	227
Gilead Sciences Inc	32,194	2,593
HCA Healthcare Inc	7,532	1,834
Humana Inc	2,010	995
IDEXX Laboratories Inc *	482	228
Jazz Pharmaceuticals PLC *	6,880	966
Johnson & Johnson	73,929	11,330
McKesson Corp	8,112	2,838
Medtronic PLC	55,507	4,596
Merck & Co Inc	69,475	7,381
Mettler-Toledo International Inc *	3,838	5,503
Natera Inc *	32,393	1,573

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novartis AG ADR	37,238	$3,133
Organon & Co	4,167	102
Perrigo Co PLC	47,679	1,797
Pfizer Inc	194,657	7,897
Phreesia Inc *	778	29
Prometheus Biosciences Inc *	6,164	754
Quest Diagnostics Inc	9,663	1,337
Reata Pharmaceuticals Inc, Cl A *	1,685	53
ResMed Inc	1,365	291
Stryker Corp	2,037	535
Tenet Healthcare Corp *	7,988	468
Thermo Fisher Scientific Inc	4,032	2,184
TransMedics Group Inc *	11,777	943
UnitedHealth Group Inc	14,061	6,692
Universal Health Services Inc, Cl B	10,227	1,366
Vertex Pharmaceuticals Inc *	1,806	524
Viatris Inc	17,730	202
Waters Corp *	1,454	452
Zimmer Biomet Holdings Inc	3,277	406
Zoetis Inc, Cl A	665	111

		100,587
Industrials — 10.7%
3M Co	15,189	1,636
AAON Inc	1,752	159
Acuity Brands Inc	3,400	660
AGCO Corp	14,966	2,107
Allison Transmission Holdings Inc, Cl A	29,100	1,382
Atkore Inc *	319	47
Boeing Co/The *	1,360	274
Caterpillar Inc	3,897	934
Cintas Corp	3,225	1,414
Comfort Systems USA Inc	1,506	219
Copart Inc *	3,129	221
Cummins Inc	6,800	1,653
Deere & Co	1,957	820
Delta Air Lines Inc *	22,978	881
Eaton Corp PLC	14,062	2,460
Fastenal Co	3,803	196
FedEx Corp	5,800	1,179
Ferguson PLC	6,430	927
Fortive Corp	47,265	3,151
General Dynamics Corp	14,567	3,320
GXO Logistics Inc *	96,620	4,789
HEICO Corp	743	123
HEICO Corp, Cl A	1,220	159
Hillenbrand Inc	15,200	717
Honeywell International Inc	13,867	2,655
Hub Group Inc, Cl A *	604	55
Huntington Ingalls Industries Inc	3,900	839
Ingersoll Rand Inc	15,415	895
Johnson Controls International plc	55,660	3,491

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kirby Corp *	3,956	$287
Lennox International Inc	242	62
Lockheed Martin Corp	1,600	759
ManpowerGroup Inc	11,900	1,010
nVent Electric PLC	8,210	376
Owens Corning	6,600	645
PACCAR Inc	19,664	1,420
Raytheon Technologies Corp	44,275	4,343
Schneider National Inc, Cl B	12,371	347
Sensata Technologies Holding PLC	10,750	544
Siemens AG ADR	44,975	3,438
Snap-on Inc	5,870	1,460
Tetra Tech Inc	276	38
Textron Inc	15,074	1,093
Toro Co/The	2,076	229
Trane Technologies PLC	2,241	415
TransDigm Group Inc *	13,464	10,016
Uber Technologies Inc *	23,423	779
Union Pacific Corp	2,438	505
United Airlines Holdings Inc *	14,900	774
United Parcel Service Inc, Cl B	28,967	5,286
WESCO International Inc	4,930	816
Westinghouse Air Brake Technologies Corp	12,476	1,302
WW Grainger Inc	4,879	3,261

		76,568
Information Technology — 20.8%
Accenture PLC, Cl A	6,038	1,603
Adobe Inc *	16,011	5,187
Advanced Micro Devices Inc *	16,023	1,259
Alteryx Inc, Cl A *	9,565	625
Amphenol Corp, Cl A	43,062	3,338
Analog Devices Inc	8,722	1,600
ANSYS Inc *	1,529	464
Appfolio Inc, Cl A *	512	68
Apple Inc	125,612	18,517
Applied Materials Inc	15,595	1,811
Arista Networks Inc *	5,157	715
Arrow Electronics Inc *	8,200	968
Atlassian Corp Ltd, Cl A *	718	118
Autodesk Inc *	373	74
Automatic Data Processing Inc	3,084	678
Broadcom Inc	7,438	4,420
Cadence Design Systems Inc *	7,149	1,379
Cirrus Logic Inc *	1,325	136
Cisco Systems Inc	152,761	7,397
Cloudflare Inc, Cl A *	1,109	67
Datadog Inc, Cl A *	10,858	831
Dell Technologies Inc, Cl C	16,000	650
DocuSign Inc, Cl A *	3,670	225
DXC Technology Co *	24,600	682
ExlService Holdings Inc *	2,077	342

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Solar Inc *	3,894	$659
Fortinet Inc *	5,784	344
Global Payments Inc	14,883	1,670
Hewlett Packard Enterprise Co	97,805	1,527
HP Inc	60,200	1,777
HubSpot Inc *	1,386	536
Intel Corp	147,870	3,686
International Business Machines Corp	5,200	672
Intuit Inc	12,317	5,015
Juniper Networks Inc	6,952	214
Keysight Technologies Inc *	2,791	446
Lam Research Corp	708	344
Lattice Semiconductor Corp *	1,084	92
Manhattan Associates Inc *	1,286	185
Marvell Technology Inc	41,385	1,869
Mastercard Inc, Cl A	478	170
Microchip Technology Inc	141,060	11,430
Microsoft Corp	98,356	24,532
MongoDB Inc, Cl A *	1,207	253
Monolithic Power Systems Inc	916	444
New Relic Inc *	7,793	569
NVIDIA Corp	26,829	6,229
Okta Inc, Cl A *	7,286	519
ON Semiconductor Corp *	7,410	574
Oracle Corp	13,353	1,167
Palo Alto Networks Inc *	6,369	1,200
Paylocity Holding Corp *	1,097	211
PayPal Holdings Inc *	15,505	1,141
Pegasystems Inc	724	34
Pure Storage Inc, Cl A *	10,382	296
QUALCOMM Inc	8,200	1,013
Qualtrics International Inc, Cl A *	6,185	105
Roper Technologies Inc	7,015	3,018
salesforce.com *	19,951	3,264
SAP SE ADR	35,793	4,074
Seagate Technology Holdings PLC	15,200	981
ServiceNow Inc *	1,935	836
Silicon Laboratories Inc *	1,949	348
Smartsheet Inc, Cl A *	3,742	165
Snowflake Inc, Cl A *	1,602	247
SolarEdge Technologies Inc *	946	301
Splunk Inc *	6,372	653
Sprinklr, Cl A *	13,022	141
Squarespace Inc *	3,043	71
Synopsys Inc *	4,180	1,521
Twilio Inc, Cl A *	3,453	232
UiPath Inc, Cl A *	18,333	272
Varonis Systems Inc, Cl B *	4,065	110
Visa Inc, Cl A	36,172	7,956
Vishay Intertechnology Inc	46,100	979
VMware Inc, Cl A *	3,900	429
Western Union Co/The	49,400	640

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wix.com Ltd *	958	$87
Workday Inc, Cl A *	2,577	478
Xerox Holdings Corp	46,300	763
Zscaler Inc *	143	19

		149,662
Materials — 4.7%
Air Products and Chemicals Inc	17,508	5,007
Ashland Inc	3,704	377
Ball Corp	9,208	518
Berry Global Group Inc	18,055	1,121
Carpenter Technology Corp	3,988	193
Chemours Co/The	23,500	803
Commercial Metals Co	10,429	540
Dow Inc	50,919	2,913
Eagle Materials Inc	1,955	274
Ecolab Inc	220	35
Graphic Packaging Holding Co	20,154	480
Huntsman Corp	37,400	1,097
Ingevity Corp *	10,801	892
International Paper Co	17,600	640
Linde PLC	16,235	5,656
LyondellBasell Industries NV, Cl A	11,500	1,104
Martin Marietta Materials Inc	6,126	2,205
Nucor Corp	980	164
O-I Glass Inc, Cl I *	39,200	871
Reliance Steel & Aluminum Co	13,618	3,375
RPM International Inc	26,549	2,353
Steel Dynamics Inc	11,677	1,473
Sylvamo Corp	5,200	256
Warrior Met Coal Inc	1,190	45
Westrock Co	37,200	1,168

		33,560
Real Estate — 2.4%
American Tower Corp, Cl A ‡	18,748	3,712
Boston Properties Inc ‡	19,215	1,258
Brixmor Property Group Inc ‡	47,400	1,073
Equinix Inc ‡	526	362
Equity Commonwealth *‡	15,002	319
Equity LifeStyle Properties Inc ‡	1,571	108
Healthpeak Properties Inc ‡	111,550	2,684
Host Hotels & Resorts Inc ‡	37,100	623
Lamar Advertising Co, Cl A ‡	1,400	146
Prologis ‡	10,945	1,351
Regency Centers Corp ‡	3,699	233
Ryman Hospitality Properties Inc ‡	7,926	735
Service Properties Trust ‡	37,100	407
Simon Property Group Inc ‡	7,700	940
VICI Properties, Cl A ‡	91,140	3,056

		17,007

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 1.7%
Dominion Energy Inc	6,560	$365
DTE Energy Co	5,557	610
Duke Energy Corp	34,687	3,270
Exelon Corp	15,470	625
NextEra Energy Inc	51,168	3,634
NiSource Inc	20,204	554
NRG Energy Inc	34,300	1,125
PPL Corp	8,196	222
UGI Corp	14,800	551
Vistra Corp	42,000	923

		11,879
Total Common Stock
(Cost $514,883) ($ Thousands)		701,874

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, LP
4.570% **†(B)	5,068,551	5,070

Total Affiliated Partnership
(Cost $5,070) ($ Thousands)		5,070

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	11,573,916	11,574

Total Cash Equivalent
(Cost $11,574) ($ Thousands)		11,574

Total Investments in Securities — 100.3%
(Cost $531,527) ($ Thousands)		$718,518

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	40	Mar-2023	$8,087	$7,951	$(136)
S&P Mid Cap 400 Index E-MINI	3	Mar-2023	781	781	–
			$8,868	$8,732	$(136)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Fund (Concluded)

Percentages are based on Net Assets of $716,189 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $4,917 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $5,070 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, L.P.	$—	$28,177	$(23,107)	$—	$—	$5,070	$7	$—
SEI Daily Income Trust, Government Fund, Institutional Class	23,692	126,670	(138,788)	—	—	11,574	347	—
Totals	$23,692	$154,847	$(161,895)	$—	$—	$16,644	$354	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.8%

Communication Services — 4.3%
Alphabet Inc, Cl A *	92,198	$8,303
Alphabet Inc, Cl C *	83,637	7,553
Iridium Communications Inc	28,819	1,769
Live Nation Entertainment Inc *	15,065	1,086
Meta Platforms Inc, Cl A *	70,800	12,386
Netflix Inc *	9,981	3,215
New York Times Co/The, Cl A	14,546	560
Nexstar Media Group Inc, Cl A	13,723	2,551
Omnicom Group Inc	36,861	3,338
Pinterest Inc, Cl A *	82,194	2,064
Trade Desk Inc/The, Cl A *	1,115	62
Verizon Communications Inc	141,626	5,496
Walt Disney Co/The *	52,385	5,218

		53,601
Consumer Discretionary — 8.3%
Airbnb Inc, Cl A *	10,650	1,313
Amazon.com Inc *	105,219	9,915
AutoZone Inc *	2,280	5,669
Best Buy Co Inc	52,939	4,400
Booking Holdings Inc *	1,623	4,096
BorgWarner Inc	126,546	6,363
Chewy Inc, Cl A *	19,394	786
Dick's Sporting Goods Inc	2,685	345
Dollar General Corp	31,486	6,810
Expedia Group Inc *	7,076	771
Ford Motor Co	44,036	532
General Motors Co	57,964	2,246
H&R Block Inc	7,717	284
Hilton Worldwide Holdings Inc	12,796	1,849
Home Depot Inc/The	14,253	4,227
Las Vegas Sands Corp *	10,913	627
Lennar Corp, Cl A	21,849	2,114
LKQ Corp	40,457	2,318
Lowe's Cos Inc	23,841	4,905
Marriott International Inc/MD, Cl A	13,999	2,369
NIKE Inc, Cl B	70,257	8,346
NVR Inc *	401	2,075
O'Reilly Automotive Inc *	2,393	1,986
Pool Corp	8,209	2,929
PulteGroup Inc	19,058	1,042
Ross Stores Inc	51,836	5,730
Starbucks Corp	20,584	2,101
Target Corp	13,168	2,219
Tesla Inc *	19,476	4,006
TJX Cos Inc/The	46,210	3,540
Toll Brothers Inc	61,391	3,680
Wyndham Hotels & Resorts Inc	6,071	468
Wynn Resorts Ltd *	24,987	2,708

		102,769

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 7.2%
Altria Group Inc	35,886	$1,666
Church & Dwight Co Inc	32,833	2,751
Coca-Cola Co/The	118,709	7,064
Coca-Cola Europacific Partners PLC	72,331	3,978
Colgate-Palmolive Co	129,648	9,503
Conagra Brands Inc	83,558	3,042
Constellation Brands Inc, Cl A	13,539	3,029
Costco Wholesale Corp	13,519	6,546
Estee Lauder Cos Inc/The, Cl A	5,720	1,390
Hershey Co/The	10,964	2,613
J M Smucker Co/The	17,275	2,555
Kraft Heinz Co/The	82,444	3,210
Kroger Co/The	1,848	80
Mondelez International Inc, Cl A	72,175	4,704
PepsiCo Inc	58,072	10,077
Philip Morris International Inc	79,336	7,720
Procter & Gamble Co/The	95,133	13,087
Sysco Corp	62,388	4,652
Walmart Inc	13,343	1,897

		89,564
Energy — 4.0%
Baker Hughes Co, Cl A	190,023	5,815
Chesapeake Energy	44,513	3,597
Chevron Corp	40,168	6,458
Diamondback Energy Inc	8,699	1,223
EOG Resources Inc	48,213	5,449
EQT Corp	43,095	1,430
Exxon Mobil Corp	66,549	7,315
Halliburton Co	46,805	1,696
HF Sinclair Corp	19,158	953
Marathon Petroleum Corp	17,259	2,133
NOV Inc	69,492	1,520
Phillips 66	26,440	2,712
Pioneer Natural Resources Co	18,379	3,683
Schlumberger NV	53,551	2,849
TechnipFMC PLC *	109,432	1,673
Valero Energy Corp	12,466	1,642

		50,148
Financials — 12.6%
Affiliated Managers Group Inc	6,620	1,055
Aflac Inc	2,435	166
Allstate Corp/The	59,567	7,671
American Express Co	11,800	2,053
American International Group Inc	90,759	5,546
Ameriprise Financial Inc	9,176	3,146
Aon PLC, Cl A	2,513	764
Arch Capital Group Ltd *	13,627	954
Bank of America Corp	396,304	13,593
Bank of New York Mellon Corp/The	82,826	4,214
Berkshire Hathaway Inc, Cl B *	27,740	8,466

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BlackRock Inc, Cl A	5,549	$3,826
Capital One Financial Corp	19,087	2,082
Charles Schwab Corp/The	4,434	346
Chubb Ltd	7,036	1,485
Citigroup Inc	118,639	6,014
Citizens Financial Group Inc	8,780	367
CME Group Inc, Cl A	17,304	3,207
Discover Financial Services	29,345	3,287
Everest Re Group Ltd	1,143	439
FactSet Research Systems Inc	5,146	2,133
Interactive Brokers Group Inc, Cl A	568	49
Jefferies Financial Group Inc	58,146	2,197
JPMorgan Chase & Co	141,676	20,309
Marsh & McLennan Cos Inc	34,990	5,673
MetLife Inc	3,870	278
Morgan Stanley	28,916	2,790
MSCI Inc, Cl A	11,872	6,199
OneMain Holdings Inc, Cl A	21,005	905
PNC Financial Services Group Inc/The	24,299	3,837
Popular Inc	12,944	924
Progressive Corp/The	37,095	5,324
Prudential Financial Inc	7,137	714
Reinsurance Group of America Inc, Cl A	8,693	1,256
State Street Corp	117,474	10,418
T Rowe Price Group Inc	16,446	1,847
Tradeweb Markets Inc, Cl A	29,656	2,102
Travelers Cos Inc/The	16,732	3,097
US Bancorp	120,390	5,746
Wells Fargo & Co	54,303	2,540
Willis Towers Watson PLC	27,137	6,360
Wintrust Financial Corp	21,007	1,935

		155,314
Health Care — 12.3%
AbbVie Inc	25,327	3,898
Agilent Technologies Inc	1,484	211
AmerisourceBergen Corp, Cl A	32,169	5,004
Amgen Inc	18,216	4,220
Baxter International Inc	36,303	1,450
Becton Dickinson and Co	11,746	2,755
Biogen Inc *	1,421	383
Bio-Rad Laboratories Inc, Cl A *	2,003	957
Bristol-Myers Squibb Co	12,001	828
Cardinal Health Inc	22,088	1,672
Centene Corp *	39,072	2,672
Chemed Corp	6,249	3,259
CVS Health Corp	100,420	8,389
Danaher Corp	21,246	5,259
Dexcom Inc *	1,127	125
Doximity Inc, Cl A *	16,520	556
Elevance Health Inc	2,697	1,267
Eli Lilly & Co	26,009	8,094

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GE HealthCare Technologies *	11,166	$849
Gilead Sciences Inc	21,753	1,752
HCA Healthcare Inc	1,025	250
Humana Inc	4,929	2,440
IDEXX Laboratories Inc *	497	235
Johnson & Johnson	93,865	14,386
Laboratory Corp of America Holdings	546	131
McKesson Corp	6,164	2,156
Medtronic PLC	44,860	3,715
Merck & Co Inc	4,989	530
Mettler-Toledo International Inc *	5,257	7,537
Neurocrine Biosciences Inc *	12,543	1,293
PerkinElmer Inc	36,219	4,512
Perrigo Co PLC	65,234	2,459
Pfizer Inc	120,146	4,874
ResMed Inc	824	175
Sarepta Therapeutics Inc *	11,312	1,381
STERIS PLC	16,725	3,145
Stryker Corp	4,635	1,218
Teleflex Inc	17,975	4,282
Tenet Healthcare Corp *	17,029	997
Thermo Fisher Scientific Inc	6,792	3,680
UnitedHealth Group Inc	50,988	24,267
Universal Health Services Inc, Cl B	24,374	3,256
Vertex Pharmaceuticals Inc *	1,446	420
Waters Corp *	4,706	1,463
Zimmer Biomet Holdings Inc	55,644	6,893
Zoetis Inc, Cl A	17,815	2,975

		152,270
Industrials — 9.6%
AGCO Corp	7,390	1,041
AMETEK Inc	23,421	3,315
Atkore Inc *	13,661	1,995
Boeing Co/The *	18,789	3,787
Caterpillar Inc	14,549	3,485
Cintas Corp	9,719	4,262
Deere & Co	6,578	2,758
Delta Air Lines Inc *	36,381	1,395
Eaton Corp PLC	8,721	1,525
Emerson Electric Co	43,570	3,604
Fastenal Co	59,378	3,062
Ferguson PLC	19,911	2,869
Fortive Corp	62,362	4,157
General Electric Co	47,765	4,046
Honeywell International Inc	23,699	4,538
Ingersoll Rand Inc	30,828	1,790
Jacobs Solutions Inc	25,258	3,018
Knight-Swift Transportation Holdings Inc, Cl A	117,743	6,693
L3Harris Technologies Inc	23,838	5,034
Lennox International Inc	2,182	556

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lockheed Martin Corp	93	$44
Norfolk Southern Corp	10,815	2,431
Northrop Grumman Corp	514	239
nVent Electric PLC	3,822	175
Otis Worldwide Corp	40,924	3,463
PACCAR Inc	53,644	3,873
Parker-Hannifin Corp	11,429	4,021
Raytheon Technologies Corp	67,108	6,583
Rockwell Automation Inc	11,226	3,311
Sensata Technologies Holding PLC	14,930	755
Tetra Tech Inc	14,074	1,927
Textron Inc	9,524	691
Toro Co/The	2,123	234
Trane Technologies PLC	4,999	925
TransDigm Group Inc	178	132
Union Pacific Corp	22,193	4,600
United Airlines Holdings Inc *	26,003	1,351
United Parcel Service Inc, Cl B	22,090	4,031
United Rentals Inc	7,627	3,573
Waste Connections Inc	31,121	4,168
WESCO International Inc	12,737	2,109
WW Grainger Inc	11,400	7,620

		119,186
Information Technology — 21.3%
Accenture PLC, Cl A	26,239	6,968
Adobe Inc *	10,492	3,399
Advanced Micro Devices Inc *	27,423	2,155
Analog Devices Inc	23,430	4,299
ANSYS Inc *	3,539	1,075
Apple Inc	381,352	56,215
Applied Materials Inc	28,579	3,319
Arista Networks Inc *	9,869	1,369
Atlassian Corp Ltd, Cl A *	18,264	3,001
Autodesk Inc *	18,893	3,754
Automatic Data Processing Inc	32,970	7,247
Broadcom Inc	9,485	5,637
Cadence Design Systems Inc *	20,679	3,990
CDW Corp/DE	15,506	3,139
Cirrus Logic Inc *	2,629	270
Cisco Systems Inc	189,572	9,179
Dell Technologies Inc, Cl C	1,849	75
DocuSign Inc, Cl A *	8,270	507
ExlService Holdings Inc *	511	84
Fortinet Inc *	15,265	907
Global Payments Inc	65,606	7,361
Hewlett Packard Enterprise Co	29,051	454
HP Inc	19,952	589
HubSpot Inc *	2,687	1,040
Intel Corp	88,488	2,206
International Business Machines Corp	390	51
Intuit Inc	7,248	2,951

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Juniper Networks Inc	17,521	$539
Keysight Technologies Inc *	6,181	989
Lam Research Corp	2,249	1,093
Marvell Technology Inc	101,179	4,568
Mastercard Inc, Cl A	13,108	4,657
Microchip Technology Inc	108,631	8,802
Microsoft Corp	178,157	44,436
MongoDB Inc, Cl A *	1,856	389
Monolithic Power Systems Inc	4,584	2,220
Motorola Solutions Inc	21,730	5,711
New Relic Inc *	10,948	799
Nutanix Inc, Cl A *	35,296	997
NVIDIA Corp	28,967	6,725
Okta Inc, Cl A *	15,076	1,075
Oracle Corp	15,678	1,370
Palo Alto Networks Inc *	7,169	1,350
Paylocity Holding Corp *	1,102	212
PayPal Holdings Inc *	25,690	1,891
Pure Storage Inc, Cl A *	10,823	309
QUALCOMM Inc	63,141	7,800
Roper Technologies	2,193	943
salesforce.com inc *	14,006	2,292
ServiceNow Inc *	7,970	3,444
Silicon Laboratories Inc *	5,673	1,013
Splunk Inc *	16,794	1,721
Synopsys Inc *	11,138	4,052
Teradyne Inc	39,121	3,957
Texas Instruments Inc	6,591	1,130
Twilio Inc, Cl A *	4,830	325
UiPath Inc, Cl A *	20,599	306
Visa Inc, Cl A	55,267	12,155
Western Digital Corp *	9,958	383
Workday Inc, Cl A *	23,417	4,343

		263,237
Materials — 3.9%
Air Products and Chemicals Inc	15,542	4,445
AptarGroup Inc	4,883	570
Ashland Inc	5,903	601
Avery Dennison Corp	17,004	3,098
Commercial Metals Co	38,639	2,000
Crown Holdings Inc	42,139	3,645
Eastman Chemical Co	44,232	3,768
Ecolab Inc	3,614	576
Graphic Packaging Holding Co	26,537	632
International Flavors & Fragrances Inc	41,022	3,823
Linde PLC	15,685	5,464
Martin Marietta Materials Inc	628	226
Nucor Corp	3,004	503
Reliance Steel & Aluminum Co	24,489	6,069
Sherwin-Williams Co/The	38,463	8,514
Steel Dynamics Inc	11,293	1,424

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vulcan Materials Co	18,091	$3,273

		48,631
Real Estate — 3.4%
American Homes 4 Rent, Cl A ‡	173,759	5,390
Brixmor Property Group Inc ‡	66,378	1,503
Crown Castle Inc ‡	40,557	5,303
Equinix Inc ‡	5,124	3,527
Equity LifeStyle Properties Inc ‡	5,758	394
Extra Space Storage Inc ‡	32,849	5,408
Kimco Realty Corp ‡	65,246	1,345
Lamar Advertising Co, Cl A ‡	8,234	861
National Retail Properties Inc ‡	45,957	2,083
Prologis Inc ‡	74,657	9,213
Regency Centers Corp ‡	21,206	1,334
Ryman Hospitality Properties Inc ‡	8,843	820
SBA Communications Corp, Cl A ‡	20,370	5,283
Simon Property Group Inc ‡	241	29

		42,493
Utilities — 2.9%
AES Corp/The	113,639	2,805
CMS Energy Corp	105,433	6,217
Consolidated Edison Inc	2,717	243
Dominion Energy Inc	15,304	851
DTE Energy Co	22,014	2,415
Entergy Corp	17,021	1,751
Exelon Corp	107,150	4,328
FirstEnergy Corp	44,288	1,751
NextEra Energy Inc	16,794	1,193
NiSource Inc	9,370	257
Pinnacle West Capital Corp	31,379	2,312
PPL Corp	239,882	6,494
Southern Co/The	50,544	3,187
UGI Corp	53,406	1,988

		35,792
Total Common Stock
(Cost $926,936) ($ Thousands)		1,113,005

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.570% **†(A)	190	–

Total Affiliated Partnership
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	61,347,927	$61,348

Total Cash Equivalent
(Cost $61,348) ($ Thousands)		61,348

Total Investments in Securities — 94.8%
(Cost $988,284) ($ Thousands)		$1,174,353

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	56	Mar-2023	$11,472	$11,131	$(341)

A list of the open OTC Swap agreement held by the Fund at February 28, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Net Unrealized Depreciation (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	02/28/2024	USD	58,297	$(2,503)	$(2,503)

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swap as of February 28, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

132,819	ALPHABET INC REGISTERED SHS -A-	$12,875	$(940)	13.25%
109,102	AMAZON.COM INC REGISTERED SHS	11,037	(780)	11.36
1,757	BOOKING HOLDINGS INC REGISTERED SHS	4,422	5	4.55
40,376	MERCK & CO INC REGISTERED SHS	4,348	(75)	4.47
41,976	PHILIP MORRIS INTERNATIONAL INC REGISTERED SHS	4,244	(168)	4.37
23,832	MARSH & MCLENNAN COS INC REGISTERED SHS	4,005	(149)	4.12
19,247	CADENCE DESIGN SYSTEMS INC REGISTERED SHS	3,893	(193)	4.01
60,644	MICRON TECHNOLOGY INC REGISTERED SHS	3,750	(252)	3.86
16,166	NVIDIA CORP REGISTERED SHS	3,680	65	3.79
45,508	PAYPAL HOLDINGS INC REGISTERED SHS	3,546	(203)	3.65
32,142	TERADYNE INC REGISTERED SHS	3,486	(239)	3.59
3,993	O'REILLY AUTOMOTIVE INC REGISTERED SHS	3,439	(130)	3.54
13,401	ESTEE LAUDER COMPANIES INC REGISTERED SHS -A-	3,413	(154)	3.51
48,862	ONEOK INC REGISTERED SHS	3,404	(213)	3.50
43,172	THE HARTFORD FINANCIAL SERVICES GROUP INC REGISTER	3,359	14	3.46
28,865	EXPEDIA GROUP INC REGISTERED SHS	3,347	(210)	3.44
9,147	MCKESSON CORP REGISTERED SHS	3,328	(129)	3.43
15,366	LOWE'S COMPANIES INC REGISTERED SHS	3,304	(149)	3.40
196,557	HEWLETT PACKARD ENTERPRISE CO REGISTERED SHS	3,257	(195)	3.35
94,305	VICI PROPERTIES INC REGISTERED SHS	3,237	(81)	3.33
42,081	TARGA RESOURCES CORP REGISTERED SHS	3,219	(107)	3.31
23,456	AIRBNB INC REGISTERED SHS -A-	3,214	(327)	3.31
56,402	PULTEGROUP INC REGISTERED SHS	3,200	(123)	3.29
14,934	TESLA INC REGISTERED SHS	3,195	(131)	3.29
43,450	COLGATE-PALMOLIVE CO REGISTERED SHS	3,159	20	3.25
25,125	SIMON PROPERTY GROUP INC REGISTERED SHS	3,154	(92)	3.25
46,275	EDISON INTERNATIONAL REGISTERED SHS	3,133	(75)	3.22
41,492	TEXTRON INC REGISTERED SHS	3,099	(96)	3.19
95,616	PURE STORAGE INC REGISTERED SHS -A-	3,056	(333)	3.15
16,846	PALO ALTO NETWORKS INC REGISTERED SHS	2,986	181	3.07
149,345	INVESCO LTD REGISTERED SHS	2,805	(145)	2.89
64,456	PBF ENERGY INC REGISTERED SHS -A-	2,728	100	2.81
112,293	DROPBOX INC REGISTERED SHS -A-	2,714	(429)	2.79
32,121	MEDTRONIC PLC REGISTERED SHS	2,714	(59)	2.79
54,378	ALCOA CORP REGISTERED SHS	2,632	24	2.71
17,101	CHENIERE ENERGY INC REGISTERED SHS	2,583	109	2.66
79,428	HUNTSMAN CORP REGISTERED SHS	2,435	(109)	2.51
47,188	ALASKA AIR GROUP INC REGISTERED SHS	2,372	(120)	2.44
15,223	PENSKE AUTOMOTIVE GROUP INC REGISTERED SHS	2,241	(43)	2.31
20,172	SPLUNK INC REGISTERED SHS	2,211	(148)	2.28

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

22,977	BUILDERS FIRSTSOURCE INC REGISTERED SHS	$1,908	$37	1.96%
96,112	NEWS CORP REGISTERED SHS -A-	1,840	(195)	1.89
13,664	REPUBLIC SERVICES INC REGISTERED SHS	1,719	72	1.77
20,325	INCYTE CORP REGISTERED SHS	1,613	(51)	1.66
12,999	CROWDSTRIKE HOLDINGS INC REGISTERED SHS -A-	1,567	(2)	1.61
3,521	CINTAS CORP REGISTERED SHS	1,566	(21)	1.61
4,029	S&P GLOBAL INC REGISTERED SHS	1,481	(106)	1.52
25,980	MASCO CORP REGISTERED SHS	1,459	(93)	1.50
56,241	MACY'S INC REGISTERED SHS	1,281	(133)	1.32
13,447	GILEAD SCIENCES INC REGISTERED SHS	1,144	(63)	1.18
19,062	COCA-COLA CO REGISTERED SHS	1,144	(10)	1.18
20,016	APELLIS PHARMACEUTICALS INC REGISTERED SHS	1,060	248	1.09
7,439	ETSY INC REGISTERED SHS	1,058	(158)	1.09
9,577	APTARGROUP INC REGISTERED SHS	1,057	82	1.09
3,122	ALIGN TECHNOLOGY INC REGISTERED SHS	1,056	(93)	1.09
27,248	SOUTHWEST AIRLINES CO REGISTERED SHS	973	(60)	1.00

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of February 28, 2023:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(25,473)	ON SEMICONDUCTOR CORP REGISTERED SHS	$(2,209)	$241	2.3%
(6,632)	RH REGISTERED SHS	(2,200)	221	2.3
(120,735)	PLUG POWER INC REGISTERED SHS	(2,025)	234	2.1
(14,174)	PACKAGING CORP OF AMERICA REGISTERED SHS	(2,021)	87	2.1
(14,919)	WILLIAMS-SONOMA INC REGISTERED SHS	(1,958)	85	2.0
(11,238)	FIRST SOLAR INC REGISTERED SHS	(1,919)	22	2.0
(14,326)	FIRST REPUBLIC BANK REGISTERED SHS	(1,916)	157	2.0
(68,192)	VF CORP REGISTERED SHS	(1,886)	197	1.9
(19,338)	LIBERTY BROADBAND CORP REGISTERED SHS SERIES -C-	(1,816)	142	1.9
(59,477)	HP INC REGISTERED SHS	(1,786)	33	1.8
(70,178)	COTERRA ENERGY INC REGISTERED SHS	(1,749)	(1)	1.8
(238,118)	SOFI TECHNOLOGIES INC REGISTERED SHS	(1,726)	158	1.8
(10,223)	JACK HENRY & ASSOCIATES INC REGISTERED SHS	(1,722)	46	1.8
(178,115)	NEW YORK COMMUNITY BANCORP INC REGISTERED SHS	(1,710)	100	1.8
(68,946)	VORNADO REALTY TRUST REGISTERED SHS OF BENEF INTER	(1,611)	251	1.7
(76,341)	HERTZ GLOBAL HOLDINGS INC REGISTERED SHS	(1,514)	103	1.6
(10,999)	CHORD ENERGY CORPORATION REGISTERED SHS	(1,490)	10	1.5
(4,964)	KINSALE CAPITAL GROUP INC REGISTERED SHS	(1,487)	(93)	1.5
(52,369)	OMEGA HEALTHCARE INVESTORS INC REGISTERED SHS	(1,473)	72	1.5
(9,690)	AMERICAN WATER WORKS CO INC REGISTERED SHS	(1,446)	80	1.5
(6,509)	ASPEN TECHNOLOGY INC REGISTERED SHS	(1,412)	34	1.5
(4,241)	TYLER TECHNOLOGIES INC REGISTERED SHS	(1,410)	49	1.5
(31,230)	COHERENT CORP REGISTERED SHS	(1,397)	52	1.4
(13,452)	BILL HOLDINGS INC REGISTERED SHS	(1,386)	251	1.4
(5,310)	RBC BEARINGS INC REGISTERED SHS	(1,270)	52	1.3
(3,650)	SVB FINANCIAL GROUP REGISTERED SHS	(1,156)	107	1.2
(16,788)	DARLING INGREDIENTS INC REGISTERED SHS	(1,149)	89	1.2
(11,209)	TD SYNNEX CORPORATION REGISTERED SHS	(1,147)	67	1.2
(16,990)	CIVITAS RESOURCES INC REGISTERED SHS	(1,129)	(61)	1.2
(16,186)	COMMERCE BANCSHARES INC REGISTERED SHS	(1,082)	13	1.1
(13,497)	ROBERT HALF INTERNATIONAL INC REGISTERED SHS	(1,075)	(13)	1.1
(25,536)	UNITED BANKSHARES INC (W VA) REGISTERED SHS	(1,069)	30	1.1
(4,276)	LPL FINANCIAL HOLDINGS INC REGISTERED SHS	(1,060)	(5)	1.1
(5,042)	MEDPACE HOLDINGS INC REGISTERED SHS	(1,049)	73	1.1
(30,211)	LEGGETT & PLATT INC REGISTERED SHS	(1,046)	5	1.1
(19,270)	ALLIANT ENERGY CORP REGISTERED SHS	(1,030)	43	1.1
(4,400)	BURLINGTON STORES INC REGISTERED SHS	(1,007)	66	1.0

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(9,844)	IDACORP INC REGISTERED SHS	$(1,002)	$(23)	1.0%
(4,638)	CDW CORPORATION REGISTERED SHS	(986)	46	1.0
(4,050)	ERIE INDEMNITY CO SHS -A-	(977)	25	1.0
(32,638)	CONFLUENT INC REGISTERED SHS -A-	(956)	231	1.0
(7,673)	FABRINET BEARER SHS	(951)	18	1.0

Percentages are based on Net Assets of $1,238,894 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $0 ($ Thousands).

The following is a summary of the transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$8,307	$(8,307)	$—	$—	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	56,710	385,245	(380,607)	—	—	61,348	1,177	—
Totals	$56,710	$393,552	$(388,914)	$—	$—	$61,348	$1,177	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.6%

Communication Services — 7.4%
Activision Blizzard Inc	34,756	$2,650
Alphabet Inc, Cl A *	264,160	23,790
Alphabet Inc, Cl C *	234,180	21,146
Altice USA Inc, Cl A *	11,900	47
AMC Entertainment Holdings Inc, Cl A *(A)	22,500	161
AT&T Inc	313,285	5,924
Cable One Inc	257	177
Charter Communications Inc, Cl A *	4,797	1,763
Comcast Corp, Cl A	187,650	6,975
DISH Network Corp, Cl A *	12,726	145
Electronic Arts Inc	12,465	1,383
Fox Corp	21,227	722
Frontier Communications Parent *	10,100	276
IAC Inc *	3,932	204
Interpublic Group of Cos Inc/The	18,345	652
Liberty Broadband Corp, Cl A *	1,280	111
Liberty Broadband Corp, Cl C *	4,578	397
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	73
Liberty Media Corp-Liberty Formula One, Cl C *	8,900	604
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,720	88
Liberty Media Corp-Liberty SiriusXM, Cl C *	6,321	204
Live Nation Entertainment Inc *	7,100	512
Lumen Technologies Inc *	42,806	146
Madison Square Garden Sports Corp, Cl A *	986	188
Match Group Inc *	12,496	518
Meta Platforms Inc, Cl A *	99,000	17,319
Netflix Inc *	19,200	6,185
New York Times Co/The, Cl A	7,300	281
News Corp	6,300	109
News Corp, Cl A	17,046	292
Nexstar Media Group Inc, Cl A	1,600	297
Omnicom Group Inc	9,244	837
Paramount Global, Cl A (A)	715	18
Paramount Global, Cl B (A)	22,586	484
Pinterest Inc, Cl A *	25,400	638
Playtika Holding Corp *	1,405	14
ROBLOX Corp, Cl A *	20,200	740
Roku Inc, Cl A *	6,100	395
Sirius XM Holdings Inc (A)	29,200	128
Spotify Technology SA *	6,100	709
Take-Two Interactive Software Inc *	7,435	815
T-Mobile US Inc *	25,792	3,667
Trade Desk Inc/The, Cl A *	19,600	1,097
TripAdvisor Inc *	5,167	111
Verizon Communications Inc	183,776	7,133
Walt Disney Co/The *	80,550	8,024
Warner Bros Discovery Inc *	105,736	1,652
World Wrestling Entertainment Inc, Cl A	2,200	185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ZoomInfo Technologies Inc, Cl A *	12,100	$292

		120,278
Consumer Discretionary — 10.7%
ADT Inc	5,483	41
Advance Auto Parts Inc	2,708	393
Airbnb Inc, Cl A *	16,500	2,034
Amazon.com Inc *	390,740	36,819
Aptiv PLC *	12,100	1,407
Aramark	10,300	379
AutoNation Inc *	1,632	223
AutoZone Inc *	771	1,917
Bath & Body Works Inc	9,157	374
Best Buy Co Inc	8,447	702
Booking Holdings Inc *	1,678	4,235
BorgWarner Inc	9,164	461
Boyd Gaming Corp	2,400	156
Bright Horizons Family Solutions Inc *	1,500	118
Brunswick Corp/DE	3,200	280
Burlington Stores Inc *	2,900	621
Caesars Entertainment Inc *	9,200	467
Capri Holdings Ltd *	6,000	298
CarMax Inc *	7,560	522
Carnival Corp, Cl A *	43,600	463
Carter's Inc	2,100	158
Carvana Co, Cl A *(A)	4,100	39
Chipotle Mexican Grill Inc, Cl A *	1,219	1,818
Choice Hotels International Inc	1,484	176
Churchill Downs Inc	1,600	393
Columbia Sportswear Co	2,000	174
Darden Restaurants Inc	5,168	739
Deckers Outdoor Corp *	1,100	458
Dick's Sporting Goods Inc	2,258	291
Dollar General Corp	10,100	2,185
Dollar Tree Inc *	9,534	1,385
Domino's Pizza Inc	1,700	500
DoorDash Inc, Cl A *	11,400	623
DR Horton Inc	13,268	1,227
DraftKings Inc, Cl A *	15,800	298
eBay Inc	24,511	1,125
Etsy Inc *	5,600	680
Expedia Group Inc *	6,922	754
Five Below Inc *	2,400	490
Floor & Decor Holdings Inc, Cl A *	4,600	422
Ford Motor Co	168,084	2,029
GameStop Corp, Cl A *(A)	12,800	246
Gap Inc/The	11,221	146
Garmin Ltd	7,200	707
General Motors Co	63,400	2,456
Gentex Corp	10,364	296
Genuine Parts Co	5,711	1,010
Grand Canyon Education Inc *	1,200	136

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
H&R Block Inc	7,025	$259
Hanesbrands Inc *	17,772	101
Harley-Davidson Inc	5,503	262
Hasbro Inc	6,567	361
Hilton Worldwide Holdings Inc	11,733	1,696
Home Depot Inc/The	45,279	13,427
Hyatt Hotels Corp, Cl A *	2,100	244
Kohl's Corp	5,319	149
Las Vegas Sands Corp *	14,693	844
Lear Corp	2,400	335
Leggett & Platt Inc	7,212	249
Lennar Corp, Cl A	11,190	1,083
Lennar Corp, Cl B	713	58
Leslie's Inc *	6,900	87
Lithia Motors Inc, Cl A	1,200	306
LKQ Corp	10,700	613
Lowe's Cos Inc	27,010	5,557
Lucid Group Inc *(A)	23,800	217
Lululemon Athletica Inc *	4,800	1,484
Macy's Inc	9,300	190
Marriott International Inc/MD, Cl A	11,294	1,911
Marriott Vacations Worldwide Corp	1,100	168
Mattel Inc *	17,642	317
McDonald's Corp	32,680	8,625
MGM Resorts International *	14,239	612
Mister Car Wash Inc *	3,900	36
Mohawk Industries Inc *	2,166	223
Newell Brands Inc	19,493	286
NIKE Inc, Cl B	53,668	6,375
Nordstrom Inc	5,512	107
Norwegian Cruise Line Holdings Ltd *	18,900	280
NVR Inc *	134	693
Ollie's Bargain Outlet Holdings Inc *	3,200	184
O'Reilly Automotive Inc *	2,740	2,275
Peloton Interactive Inc, Cl A *	13,900	180
Penn Entertainment Inc *	7,000	214
Penske Automotive Group Inc	1,200	173
Petco Health & Wellness Co Inc, Cl A *	3,300	34
Planet Fitness Inc, Cl A *	2,700	219
Polaris Inc	1,900	216
Pool Corp	1,800	642
PulteGroup Inc	10,245	560
PVH Corp	2,200	177
QuantumScape Corp, Cl A *(A)	13,000	124
Ralph Lauren Corp, Cl A	1,880	222
RH *	900	269
Rivian Automotive Inc, Cl A *	23,700	457
Ross Stores Inc	14,376	1,589
Royal Caribbean Cruises Ltd *	8,900	629
Service Corp International/US	6,694	452
Six Flags Entertainment Corp *	4,000	106
Skechers USA Inc, Cl A *	6,800	303

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Starbucks Corp	49,812	$5,085
Tapestry Inc	10,367	451
Target Corp	20,475	3,450
Tempur Sealy International Inc	7,500	321
Tesla Inc *	113,455	23,339
Thor Industries Inc	1,400	127
TJX Cos Inc/The	50,316	3,854
Toll Brothers Inc	3,951	237
TopBuild Corp *	1,000	208
Tractor Supply Co	5,000	1,166
Travel + Leisure Co	4,368	183
Ulta Beauty Inc *	2,152	1,117
Under Armour Inc, Cl A *	9,700	96
Under Armour Inc, Cl C *	11,321	100
Vail Resorts Inc	1,800	420
VF Corp	16,368	406
Victoria's Secret & Co *	3,852	153
Wayfair Inc, Cl A *(A)	4,000	162
Wendy's Co/The	9,175	202
Whirlpool Corp	2,416	333
Williams-Sonoma Inc	3,162	395
Wyndham Hotels & Resorts Inc	3,968	306
Wynn Resorts Ltd *	4,596	498
YETI Holdings Inc *	4,400	172
Yum! Brands Inc	12,248	1,558

		173,390
Consumer Staples — 6.3%
Albertsons Cos Inc, Cl A	8,200	163
Altria Group Inc	77,740	3,609
Archer-Daniels-Midland Co	23,279	1,853
BJ's Wholesale Club Holdings Inc *	5,900	424
Boston Beer Co Inc/The, Cl A *	500	162
Brown-Forman Corp, Cl A	2,200	143
Brown-Forman Corp, Cl B	8,317	539
Bunge Ltd	6,500	621
Campbell Soup Co	7,678	403
Casey's General Stores Inc	1,400	291
Church & Dwight Co Inc	9,914	831
Clorox Co/The	5,103	793
Coca-Cola Co/The	171,840	10,226
Colgate-Palmolive Co	37,050	2,716
Conagra Brands Inc	18,576	676
Constellation Brands Inc, Cl A	6,831	1,528
Costco Wholesale Corp	19,381	9,384
Coty Inc, Cl A *	17,622	199
Darling Ingredients Inc *	7,000	443
Estee Lauder Cos Inc/The, Cl A	10,208	2,481
Flowers Foods Inc	9,725	271
Freshpet Inc *	2,200	137
General Mills Inc	26,592	2,114
Grocery Outlet Holding Corp *	4,500	122

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hershey Co/The	6,498	$1,549
Hormel Foods Corp	12,756	566
Ingredion Inc	2,900	288
J M Smucker Co/The	4,811	712
Kellogg Co	10,703	706
Keurig Dr Pepper Inc	36,700	1,268
Kimberly-Clark Corp	14,818	1,853
Kraft Heinz Co/The	29,102	1,133
Kroger Co/The	28,346	1,223
Lamb Weston Holdings Inc	6,362	640
McCormick & Co Inc/MD	11,586	861
Molson Coors Beverage Co, Cl B	7,762	413
Mondelez International Inc, Cl A	60,206	3,924
Monster Beverage Corp *	15,987	1,627
Olaplex Holdings Inc *	4,200	21
PepsiCo Inc	60,552	10,507
Performance Food Group Co *	6,500	368
Philip Morris International Inc	67,768	6,594
Pilgrim's Pride Corp *	2,900	68
Post Holdings Inc *	1,800	162
Procter & Gamble Co/The	104,154	14,327
Reynolds Consumer Products Inc	3,100	85
Seaboard Corp	16	63
Spectrum Brands Holdings Inc	2,118	136
Sysco Corp	22,348	1,666
Tyson Foods Inc, Cl A	13,365	792
US Foods Holding Corp *	9,000	338
Walgreens Boots Alliance Inc	32,625	1,159
Walmart Inc	62,879	8,937

		102,115
Energy — 4.7%
Antero Midstream Corp	17,300	182
Antero Resources Corp *	12,900	338
APA Corp	14,859	570
Baker Hughes Co, Cl A	39,840	1,219
Cheniere Energy Inc	11,200	1,762
Chesapeake Energy	5,600	453
Chevron Corp	85,298	13,713
ConocoPhillips	54,355	5,618
Coterra Energy Inc, Cl A	34,981	873
Devon Energy Corp	29,127	1,571
Diamondback Energy Inc	7,617	1,071
DT Midstream Inc	4,882	245
Enviva Inc	1,900	83
EOG Resources Inc	25,190	2,847
EQT Corp	16,719	555
Exxon Mobil Corp	180,838	19,876
Halliburton Co	40,636	1,472
Hess Corp	12,112	1,631
HF Sinclair Corp	5,726	285
Kinder Morgan Inc	89,522	1,527

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marathon Oil Corp	28,376	$714
Marathon Petroleum Corp	20,919	2,586
New Fortress Energy Inc, Cl A	1,500	50
NOV Inc	14,580	319
Occidental Petroleum Corp	35,519	2,080
ONEOK Inc	19,958	1,306
Ovintiv Inc	11,400	488
PDC Energy Inc	3,600	242
Phillips 66	21,188	2,173
Pioneer Natural Resources Co	10,532	2,111
Range Resources Corp	11,200	302
Schlumberger NV	60,955	3,243
Southwestern Energy Co *	45,300	240
Targa Resources Corp	10,100	748
Texas Pacific Land Corp	256	456
Valero Energy Corp	17,136	2,257
Vitesse Energy Inc	883	15
Williams Cos Inc/The	53,596	1,613

		76,834
Financials — 12.1%
Affiliated Managers Group Inc	1,720	274
Aflac Inc	26,012	1,773
AGNC Investment Corp ‡	26,859	292
Allstate Corp/The	11,725	1,510
Ally Financial Inc	11,500	346
American Express Co	26,272	4,571
American Financial Group Inc/OH	2,914	391
American International Group Inc	33,223	2,030
Ameriprise Financial Inc	4,580	1,570
Annaly Capital Management Inc ‡	20,902	432
Aon PLC, Cl A	9,121	2,773
Apollo Global Management Inc	21,719	1,540
Arch Capital Group Ltd *	15,900	1,113
Ares Management Corp, Cl A	7,200	581
Arthur J Gallagher & Co	9,304	1,743
Assurant Inc	2,493	318
Assured Guaranty Ltd	2,600	162
Axis Capital Holdings Ltd	3,800	231
Bank of America Corp	309,263	10,608
Bank of Hawaii Corp	2,082	156
Bank of New York Mellon Corp/The	32,909	1,674
Bank OZK	3,900	180
Berkshire Hathaway Inc, Cl B *	79,200	24,170
BlackRock Inc, Cl A	6,485	4,471
Blackstone Inc, Cl A	30,100	2,733
Blue Owl Capital Inc, Cl A (A)	14,500	179
BOK Financial Corp	1,475	154
Brighthouse Financial Inc *	1,528	88
Brown & Brown Inc	11,048	619
Capital One Financial Corp	16,425	1,792
Carlyle Group Inc/The	8,300	286

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cboe Global Markets Inc	4,800	$606
Charles Schwab Corp/The	67,340	5,247
Chubb Ltd	17,991	3,796
Cincinnati Financial Corp	6,886	831
Citigroup Inc	84,304	4,273
Citizens Financial Group Inc	22,400	935
CME Group Inc, Cl A	15,770	2,923
CNA Financial Corp	1,500	66
Coinbase Global Inc, Cl A *(A)	6,800	441
Comerica Inc	5,753	403
Commerce Bancshares Inc/MO	4,249	281
Corebridge Financial Inc	3,600	73
Credit Acceptance Corp *(A)	300	133
Cullen/Frost Bankers Inc	2,568	338
Discover Financial Services	12,289	1,376
East West Bancorp Inc	5,900	450
Equitable Holdings Inc	14,300	449
Erie Indemnity Co, Cl A	1,119	263
Evercore Inc, Cl A	1,100	144
Everest Re Group Ltd	1,700	653
Eversource Energy	15,426	1,162
F&G Annuities & Life Inc	792	16
FactSet Research Systems Inc	1,725	715
Fidelity National Financial Inc	11,652	464
Fifth Third Bancorp	30,182	1,096
First American Financial Corp	4,500	255
First Citizens BancShares Inc/NC, Cl A	400	293
First Hawaiian Inc	6,600	180
First Horizon Corp	24,656	611
First Republic Bank/CA	8,300	1,021
FNB Corp/PA	17,100	244
Franklin Resources Inc	12,649	373
Globe Life Inc	4,087	497
Goldman Sachs Group Inc/The	14,575	5,125
Hanover Insurance Group Inc/The	1,893	264
Hartford Financial Services Group Inc/The	13,510	1,058
Huntington Bancshares Inc/OH	65,982	1,011
Interactive Brokers Group Inc, Cl A	4,100	353
Intercontinental Exchange Inc	23,600	2,403
Invesco Ltd	17,600	311
Janus Henderson Group PLC	5,400	148
Jefferies Financial Group Inc	7,506	284
JPMorgan Chase & Co	128,470	18,416
Kemper Corp	3,300	203
KeyCorp	41,951	767
KKR & Co Inc	24,300	1,369
Lazard Ltd, Cl A	3,800	142
Lincoln National Corp	7,788	247
Loews Corp	8,836	540
LPL Financial Holdings Inc	3,300	824
M&T Bank Corp	7,657	1,189
Markel Corp *	610	811

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MarketAxess Holdings Inc	1,700	$580
Marsh & McLennan Cos Inc	21,365	3,464
MetLife Inc	29,409	2,109
MGIC Investment Corp	16,600	228
Moody's Corp	7,127	2,068
Morgan Stanley	54,714	5,280
Morningstar Inc	1,200	249
MSCI Inc, Cl A	3,400	1,775
Nasdaq Inc	15,430	865
New York Community Bancorp Inc	29,972	266
Northern Trust Corp	9,505	906
Old Republic International Corp	9,290	245
OneMain Holdings Inc, Cl A	5,900	254
PacWest Bancorp	5,900	164
Pinnacle Financial Partners Inc	3,800	282
PNC Financial Services Group Inc/The	17,322	2,736
Popular Inc	2,853	204
Primerica Inc	1,600	307
Principal Financial Group Inc	10,708	959
Progressive Corp/The	25,280	3,628
Prosperity Bancshares Inc	3,900	287
Prudential Financial Inc	16,563	1,656
Raymond James Financial Inc	8,631	936
Regions Financial Corp	40,687	949
Reinsurance Group of America Inc, Cl A	2,699	390
RenaissanceRe Holdings Ltd	1,600	344
Rithm Capital Corp ‡	22,300	203
Robinhood Markets Inc, Cl A *	22,200	224
Rocket Cos Inc, Cl A *(A)	7,200	57
Ryan Specialty Holdings Inc, Cl A *	2,700	114
S&P Global Inc	14,176	4,837
SEI Investments Co †	4,542	274
Signature Bank/New York NY	2,900	334
SLM Corp	8,731	126
SoFi Technologies Inc *	32,100	212
Starwood Property Trust Inc ‡	12,800	245
State Street Corp	15,379	1,364
Stifel Financial Corp	5,200	348
SVB Financial Group *	2,700	778
Synchrony Financial	20,118	718
Synovus Financial Corp	7,496	313
T Rowe Price Group Inc	9,830	1,104
TFS Financial Corp	2,500	36
Tradeweb Markets Inc, Cl A	5,300	376
Travelers Cos Inc/The	10,475	1,939
Truist Financial Corp	59,463	2,792
Umpqua Holdings Corp	11,300	200
Unum Group	7,905	352
Upstart Holdings Inc *(A)	2,400	44
US Bancorp	59,997	2,864
UWM Holdings Corp	2,300	10
Virtu Financial Inc, Cl A	4,500	83

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Voya Financial Inc	4,400	$328
W R Berkley Corp	9,781	647
Webster Financial Corp	6,946	369
Wells Fargo & Co	167,566	7,837
Western Alliance Bancorp	5,200	386
White Mountains Insurance Group Ltd	79	114
Willis Towers Watson PLC	4,462	1,046
Wintrust Financial Corp	2,900	267
Zions Bancorp NA	5,602	284

		197,189
Health Care — 14.0%
10X Genomics Inc, Cl A *	4,400	209
Abbott Laboratories	75,037	7,633
AbbVie Inc	77,901	11,989
Acadia Healthcare Co Inc *	3,500	254
Agilent Technologies Inc	13,264	1,883
agilon health Inc *	8,800	187
Align Technology Inc *	3,600	1,114
Alnylam Pharmaceuticals Inc *	5,500	1,053
Amedisys Inc *	1,600	147
AmerisourceBergen Corp, Cl A	6,924	1,077
Amgen Inc	23,358	5,411
Avantor Inc *	28,800	702
Azenta Inc *	3,800	167
Baxter International Inc	21,415	856
Becton Dickinson and Co	12,170	2,854
Biogen Inc *	6,400	1,727
BioMarin Pharmaceutical Inc *	8,600	856
Bio-Rad Laboratories Inc, Cl A *	900	430
Bio-Techne Corp	6,564	477
Boston Scientific Corp *	63,839	2,983
Bristol-Myers Squibb Co	93,319	6,435
Bruker Corp	5,200	358
Cardinal Health Inc	12,129	918
Catalent Inc *	8,100	553
Centene Corp *	24,758	1,693
Certara Inc *	5,700	103
Charles River Laboratories International Inc *	1,943	426
Chemed Corp	700	365
Cigna Corp/The	13,002	3,798
Cooper Cos Inc/The	2,004	655
CVS Health Corp	56,999	4,762
Danaher Corp	28,302	7,006
DaVita Inc *	2,285	188
Definitive Healthcare Corp, Cl A *	600	7
Dentsply Sirona Inc	9,466	360
Dexcom Inc *	16,900	1,876
Doximity Inc, Cl A *	3,700	124
Edwards Lifesciences Corp *	27,684	2,227
Elanco Animal Health Inc *	22,637	260

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Elevance Health Inc	10,431	$4,899
Eli Lilly & Co	36,871	11,475
Encompass Health Corp	5,100	288
Enhabit Inc *	2,550	39
Enovis Corp *	2,166	125
Envista Holdings Corp *	8,200	317
Exact Sciences Corp *	7,800	486
Exelixis Inc *	15,800	270
GE HealthCare Technologies *	16,257	1,236
Gilead Sciences Inc	54,434	4,384
Globus Medical Inc, Cl A *	4,000	233
Guardant Health Inc *	4,400	136
HCA Healthcare Inc	9,600	2,337
Henry Schein Inc *	6,168	483
Hologic Inc *	11,300	900
Horizon Therapeutics Plc *	9,500	1,040
Humana Inc	5,475	2,710
ICU Medical Inc *	1,000	171
IDEXX Laboratories Inc *	3,604	1,706
Illumina Inc *	6,805	1,356
Incyte Corp *	7,600	585
Insulet Corp *	3,000	829
Integra LifeSciences Holdings Corp *	3,600	200
Intuitive Surgical Inc *	15,615	3,582
Ionis Pharmaceuticals Inc *	7,200	259
IQVIA Holdings Inc *	8,213	1,712
Jazz Pharmaceuticals PLC *	2,700	379
Johnson & Johnson	115,909	17,764
Laboratory Corp of America Holdings	3,890	931
Maravai LifeSciences Holdings Inc, Cl A *	5,700	84
Masimo Corp *	2,100	351
McKesson Corp	6,370	2,228
Medtronic PLC	58,126	4,813
Merck & Co Inc	111,443	11,840
Mettler-Toledo International Inc *	949	1,361
Mirati Therapeutics Inc *	2,100	96
Moderna Inc *	14,800	2,054
Molina Healthcare Inc *	2,600	716
Natera Inc *	4,300	209
Neurocrine Biosciences Inc *	3,900	402
Novavax Inc *(A)	4,000	37
Novocure Ltd *	4,100	316
Oak Street Health Inc *	5,100	181
Organon & Co	9,754	239
Penumbra Inc *	1,400	364
PerkinElmer Inc	5,734	714
Perrigo Co PLC	7,800	294
Pfizer Inc	248,822	10,095
Premier Inc, Cl A	6,100	196
QIAGEN NV *	9,940	457
Quest Diagnostics Inc	5,244	726
QuidelOrtho Corp *	1,900	165

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regeneron Pharmaceuticals Inc *	4,442	$3,378
Repligen Corp *	2,300	401
ResMed Inc	6,012	1,281
Royalty Pharma PLC, Cl A	16,800	602
Sarepta Therapeutics Inc *	3,400	415
Seagen Inc *	5,400	970
Signify Health Inc, Cl A *	3,300	95
Sotera Health Co *	4,500	75
STERIS PLC	4,600	865
Stryker Corp	15,504	4,076
Syneos Health Inc, Cl A *	5,200	209
Tandem Diabetes Care Inc *	3,300	118
Teladoc Health Inc *	7,853	208
Teleflex Inc	2,140	510
Tenet Healthcare Corp *	4,200	246
Thermo Fisher Scientific Inc	17,125	9,278
Ultragenyx Pharmaceutical Inc *	3,500	156
United Therapeutics Corp *	1,900	467
UnitedHealth Group Inc	41,020	19,523
Universal Health Services Inc, Cl B	2,876	384
Veeva Systems Inc, Cl A *	6,200	1,027
Vertex Pharmaceuticals Inc *	11,300	3,280
Viatris Inc	57,022	650
Waters Corp *	2,373	738
West Pharmaceutical Services Inc	3,400	1,078
Zimmer Biomet Holdings Inc	9,325	1,155
Zoetis Inc, Cl A	20,744	3,464

		227,542
Industrials — 9.3%
3M Co	24,662	2,657
A O Smith Corp	5,400	354
Acuity Brands Inc	1,200	233
Advanced Drainage Systems Inc	3,100	275
AECOM	6,116	528
AGCO Corp	2,400	338
Air Lease Corp, Cl A	5,300	229
Alaska Air Group Inc *	6,200	297
Allegion plc	3,766	424
Allison Transmission Holdings Inc, Cl A	4,200	199
American Airlines Group Inc *	24,600	393
AMETEK Inc	10,328	1,462
Armstrong World Industries Inc	2,400	189
Avis Budget Group Inc *	1,000	220
Axon Enterprise Inc *	3,000	601
AZEK Co Inc/The, Cl A *	6,100	147
Boeing Co/The *	23,893	4,816
Booz Allen Hamilton Holding Corp, Cl A	5,900	559
Builders FirstSource Inc *	6,300	534
BWX Technologies Inc	4,750	290
CACI International Inc, Cl A *	1,036	304
Carlisle Cos Inc	2,366	611

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Carrier Global Corp	35,278	$1,589
Caterpillar Inc	22,647	5,425
CH Robinson Worldwide Inc	5,248	525
ChargePoint Holdings Inc *(A)	14,500	165
Cintas Corp	3,757	1,647
Clarivate PLC *	22,600	229
Clean Harbors Inc *	2,600	343
Copa Holdings SA, Cl A *	1,800	166
Copart Inc *	19,072	1,344
Core & Main Inc, Cl A *	2,900	68
CoStar Group Inc *	18,100	1,279
Crane Holdings Co	2,100	252
CSX Corp	93,988	2,866
Cummins Inc	6,312	1,534
Curtiss-Wright Corp	1,700	297
Deere & Co	12,019	5,039
Delta Air Lines Inc *	26,400	1,012
Donaldson Co Inc	5,444	344
Dover Corp	5,757	863
Driven Brands Holdings Inc *	2,400	67
Dun & Bradstreet Holdings Inc	8,900	107
Eaton Corp PLC	17,816	3,117
Emerson Electric Co	26,110	2,160
Equifax Inc	5,256	1,064
Esab Corp	2,166	127
Expeditors International of Washington Inc	6,848	716
Fastenal Co	25,748	1,328
FedEx Corp	10,744	2,183
Flowserve Corp	6,800	236
Fortive Corp	15,853	1,057
Fortune Brands Innovations Inc	5,520	342
FTI Consulting Inc *	1,700	312
Gates Industrial Corp PLC *	4,900	69
Generac Holdings Inc *	2,700	324
General Dynamics Corp	10,672	2,432
General Electric Co	48,770	4,131
Graco Inc	7,872	547
GXO Logistics Inc *	5,000	248
Hayward Holdings Inc *	2,100	26
HEICO Corp	2,010	333
HEICO Corp, Cl A	3,121	406
Hertz Global Holdings Inc *	8,400	155
Hexcel Corp	2,600	190
Honeywell International Inc	29,290	5,608
Howmet Aerospace Inc	16,667	703
Hubbell Inc, Cl B	2,392	602
Huntington Ingalls Industries Inc	1,537	331
IAA Inc *	4,400	180
IDEX Corp	3,393	763
Illinois Tool Works Inc	13,580	3,166
Ingersoll Rand Inc	17,765	1,032
ITT Inc	3,451	314

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Jacobs Solutions Inc	5,784	$691
JB Hunt Transport Services Inc	3,652	660
JetBlue Airways Corp *	16,300	135
Johnson Controls International plc	30,566	1,917
KBR Inc	5,500	303
Kirby Corp *	3,100	225
Knight-Swift Transportation Holdings Inc, Cl A	6,400	364
L3Harris Technologies Inc	8,534	1,802
Landstar System Inc	1,565	283
Leidos Holdings Inc	5,673	551
Lennox International Inc	1,320	336
Lincoln Electric Holdings Inc	2,200	369
Lockheed Martin Corp	10,373	4,919
Lyft Inc, Cl A *	14,900	149
ManpowerGroup Inc	1,484	126
Masco Corp	9,279	486
MasTec Inc *	3,100	303
Masterbrand Inc *	5,520	54
MDU Resources Group Inc	10,421	332
Mercury Systems Inc *	2,800	147
Middleby Corp/The *	2,100	326
MSA Safety Inc	1,900	255
MSC Industrial Direct Co Inc, Cl A	2,320	196
Nordson Corp	2,600	571
Norfolk Southern Corp	9,895	2,225
Northrop Grumman Corp	6,278	2,914
nVent Electric PLC	7,273	333
Old Dominion Freight Line Inc	4,300	1,459
Oshkosh Corp	2,859	255
Otis Worldwide Corp	18,939	1,603
Owens Corning	4,200	411
PACCAR Inc	22,944	1,657
Parker-Hannifin Corp	5,704	2,007
Pentair PLC	6,373	356
Plug Power Inc *(A)	21,700	323
Quanta Services Inc	6,367	1,028
Raytheon Technologies Corp	64,162	6,294
Regal Rexnord Corp	2,776	438
Republic Services Inc, Cl A	9,242	1,192
Robert Half International Inc	4,776	385
Rockwell Automation Inc	5,104	1,505
Rollins Inc	8,737	308
RXO Inc *	5,000	103
Ryder System Inc	2,206	216
Schneider National Inc, Cl B	3,000	84
Science Applications International Corp	2,500	267
Sensata Technologies Holding PLC	5,100	258
SiteOne Landscape Supply Inc *	2,200	326
Snap-on Inc	2,191	545
Southwest Airlines Co	27,520	924
Spirit AeroSystems Holdings Inc, Cl A *	5,400	185

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Stanley Black & Decker Inc	6,893	$590
Stericycle Inc *	4,726	225
Sunrun Inc *	7,400	178
Tetra Tech Inc	2,200	301
Textron Inc	9,322	676
Timken Co/The	3,269	279
Toro Co/The	4,440	490
Trane Technologies PLC	9,900	1,831
TransDigm Group Inc *	2,293	1,706
TransUnion	8,700	569
Trex Co Inc *	4,900	251
Uber Technologies Inc *	84,200	2,800
U-Haul Holding Co *	400	26
U-Haul Holding Co, Cl B	3,600	200
Union Pacific Corp	26,732	5,541
United Airlines Holdings Inc *	14,500	753
United Parcel Service Inc, Cl B	32,141	5,865
United Rentals Inc	2,900	1,359
Univar Solutions Inc *	5,200	181
Valmont Industries Inc	900	286
Verisk Analytics Inc, Cl A	6,900	1,181
Vertiv Holdings Co, Cl A	15,600	253
Waste Management Inc	18,194	2,725
Watsco Inc	1,300	396
WESCO International Inc	1,800	298
Westinghouse Air Brake Technologies Corp	7,637	797
WillScot Mobile Mini Holdings Corp, Cl A *	9,200	473
Woodward Inc	3,000	297
WW Grainger Inc	1,887	1,261
XPO Inc *	5,000	167
Xylem Inc/NY	8,002	821

		150,900
Information Technology — 26.4%
Accenture PLC, Cl A	27,800	7,382
Adobe Inc *	20,302	6,577
Advanced Micro Devices Inc *	70,713	5,557
Affirm Holdings Inc, Cl A *(A)	7,000	95
Akamai Technologies Inc *	7,218	524
Allegro MicroSystems Inc *	2,100	92
Alteryx Inc, Cl A *	3,200	209
Amdocs Ltd	5,400	495
Amphenol Corp, Cl A	26,268	2,036
Analog Devices Inc	22,503	4,129
ANSYS Inc *	4,000	1,214
Apple Inc	661,363	97,492
Applied Materials Inc	37,355	4,339
AppLovin Corp, Cl A *	9,600	130
Arista Networks Inc *	10,300	1,429
Arrow Electronics Inc *	2,789	329
Aspen Technology Inc *	970	206
Atlassian Corp Ltd, Cl A *	6,200	1,019

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Autodesk Inc *	9,637	$1,915
Automatic Data Processing Inc	18,592	4,087
Avnet Inc	2,610	117
Bentley Systems Inc, Cl B	7,400	299
BILL Holdings Inc *	4,700	398
Black Knight Inc *	6,100	364
Block Inc, Cl A *	24,000	1,841
Broadcom Inc	17,232	10,241
Broadridge Financial Solutions Inc	5,473	770
Cadence Design Systems Inc *	12,063	2,327
CCC Intelligent Solutions Holdings Inc *	4,400	39
CDW Corp/DE	6,000	1,214
Ceridian HCM Holding Inc *	5,200	379
Ciena Corp *	6,100	294
Cirrus Logic Inc *	1,600	164
Cisco Systems Inc	181,727	8,799
Cloudflare Inc, Cl A *	12,700	762
Cognex Corp	7,700	365
Cognizant Technology Solutions Corp, Cl A	22,176	1,389
Coherent Corp *	5,283	228
Concentrix Corp	2,200	301
Confluent Inc, Cl A *	4,200	102
Corning Inc	33,658	1,143
Coupa Software Inc *	3,900	316
Crowdstrike Holdings Inc, Cl A *	9,200	1,110
Datadog Inc, Cl A *	11,900	911
Dell Technologies Inc, Cl C	12,042	489
DocuSign Inc, Cl A *	8,900	546
Dolby Laboratories Inc, Cl A	1,943	160
DoubleVerify Holdings Inc, Cl Rights *	2,800	74
Dropbox Inc, Cl A *	11,800	241
DXC Technology Co *	11,036	306
Dynatrace Inc *	8,800	374
Elastic NV *	3,700	218
Enphase Energy Inc *	5,900	1,242
Entegris Inc	6,900	588
EPAM Systems Inc *	2,500	769
Euronet Worldwide Inc *	2,100	229
F5 Inc *	2,531	362
Fair Isaac Corp *	1,100	745
Fidelity National Information Services Inc	24,948	1,581
First Solar Inc *	4,500	761
Fiserv Inc *	25,874	2,978
Five9 Inc *	3,600	238
FleetCor Technologies Inc *	3,100	666
Fortinet Inc *	28,900	1,718
Gartner Inc *	3,410	1,118
Gen Digital Inc	25,848	504
Genpact Ltd	6,800	325
Global Payments Inc	12,252	1,375
GLOBALFOUNDRIES Inc *(A)	2,700	176
Globant SA *	1,700	281

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GoDaddy Inc, Cl A *	7,500	$568
Guidewire Software Inc *	4,200	295
Hewlett Packard Enterprise Co	59,670	932
HP Inc	45,070	1,331
HubSpot Inc *	2,000	774
Informatica Inc, Cl A *(A)	1,700	29
Intel Corp	181,258	4,519
International Business Machines Corp	39,901	5,159
Intuit Inc	11,952	4,867
IPG Photonics Corp *	800	99
Jabil Inc	5,574	463
Jack Henry & Associates Inc	3,300	542
Jamf Holding Corp *	2,600	55
Juniper Networks Inc	13,025	401
Keysight Technologies Inc *	8,132	1,301
KLA Corp	6,349	2,409
Kyndryl Holdings Inc *	11,559	181
Lam Research Corp	5,852	2,844
Lattice Semiconductor Corp *	5,800	493
Littelfuse Inc	1,200	310
Lumentum Holdings Inc *	3,700	199
Manhattan Associates Inc *	2,600	374
Marvell Technology Inc	38,038	1,717
Mastercard Inc, Cl A	37,300	13,252
Microchip Technology Inc	22,630	1,834
Micron Technology Inc	48,416	2,799
Microsoft Corp	329,216	82,113
MKS Instruments Inc	2,900	281
MongoDB Inc, Cl A *	2,800	587
Monolithic Power Systems Inc	2,100	1,017
Motorola Solutions Inc	7,314	1,922
National Instruments Corp	4,504	227
nCino Inc *	2,900	79
NCR Corp *	6,589	168
NetApp Inc	9,855	636
New Relic Inc *	2,700	197
Nutanix Inc, Cl A *	10,700	302
NVIDIA Corp	105,724	24,545
Okta Inc, Cl A *	6,000	428
ON Semiconductor Corp *	18,500	1,432
Oracle Corp	66,720	5,831
Palantir Technologies Inc, Cl A *	83,800	657
Palo Alto Networks Inc *	13,162	2,479
Paychex Inc	13,907	1,535
Paycom Software Inc *	2,200	636
Paycor HCM Inc *	1,700	42
Paylocity Holding Corp *	1,700	327
PayPal Holdings Inc *	50,311	3,703
Pegasystems Inc	2,100	97
Procore Technologies Inc *	3,100	208
PTC Inc *	4,600	576
Pure Storage Inc, Cl A *	13,600	388

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Qorvo Inc *	4,800	$484
QUALCOMM Inc	49,059	6,060
RingCentral Inc, Cl A *	4,300	142
Roper Technologies Inc	4,700	2,022
Salesforce Inc *	42,018	6,875
SentinelOne Inc, Cl A *	10,200	163
ServiceNow Inc *	8,700	3,760
Shift4 Payments Inc, Cl A *	2,400	155
Skyworks Solutions Inc	6,800	759
Smartsheet Inc, Cl A *	6,200	273
Snowflake Inc, Cl A *	13,700	2,115
Splunk Inc *	6,900	707
SS&C Technologies Holdings Inc	10,100	593
Synopsys Inc *	6,782	2,467
TD SYNNEX Corp	2,200	212
Teledyne Technologies Inc *	1,867	803
Teradata Corp *	5,489	224
Teradyne Inc	7,263	735
Texas Instruments Inc	39,708	6,808
Thoughtworks Holding Inc *	2,200	16
Toast Inc, Cl A *	11,600	219
Trimble Inc *	11,328	590
Twilio Inc, Cl A *	6,800	457
Tyler Technologies Inc *	1,700	546
Ubiquiti Inc	300	80
UiPath Inc, Cl A *	15,800	234
Unity Software Inc *	8,800	268
Universal Display Corp	2,200	299
VeriSign Inc *	4,185	824
Viasat Inc *	3,600	114
Visa Inc, Cl A	72,500	15,946
VMware Inc, Cl A *	9,051	997
Vontier Corp	8,701	228
Western Digital Corp *	14,096	542
Western Union Co/The	17,028	221
WEX Inc *	2,000	386
Wix.com Ltd *	2,700	244
Wolfspeed Inc *	5,000	370
Workday Inc, Cl A *	8,600	1,595
Zebra Technologies Corp, Cl A *	2,325	698
Zoom Video Communications Inc, Cl A *	10,500	783
Zscaler Inc *	4,000	525

		430,892
Materials — 3.0%
Air Products and Chemicals Inc	9,894	2,829
Albemarle Corp	5,073	1,290
Alcoa Corp	8,600	421
Amcor PLC	67,100	747
AptarGroup Inc	2,600	303
Ardagh Metal Packaging SA	10,100	49
Ashland Inc	2,676	272

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Avery Dennison Corp	3,710	$676
Axalta Coating Systems Ltd *	10,600	316
Ball Corp	13,800	776
Berry Global Group Inc	5,200	323
Celanese Corp, Cl A	5,183	602
CF Industries Holdings Inc	8,230	707
Chemours Co/The	4,300	147
Cleveland-Cliffs Inc *	22,500	480
Corteva Inc	31,976	1,992
Crown Holdings Inc	5,451	472
Dow Inc	31,676	1,812
DuPont de Nemours Inc	21,909	1,600
Eagle Materials Inc	1,700	239
Eastman Chemical Co	4,528	386
Ecolab Inc	10,955	1,746
Element Solutions Inc	11,900	244
FMC Corp	5,620	726
Freeport-McMoRan Inc, Cl B	63,724	2,611
Ginkgo Bioworks Holdings Inc *(A)	51,000	75
Graphic Packaging Holding Co	14,600	347
Huntsman Corp	6,029	177
International Flavors & Fragrances Inc	11,752	1,095
International Paper Co	16,055	584
Linde PLC	21,700	7,560
Louisiana-Pacific Corp	2,600	152
LyondellBasell Industries NV, Cl A	11,760	1,129
Martin Marietta Materials Inc	2,863	1,030
Mosaic Co/The	14,078	749
MP Materials Corp *	5,300	185
NewMarket Corp	300	103
Newmont Corp	33,933	1,480
Nucor Corp	10,890	1,823
Olin Corp	5,500	318
Packaging Corp of America	4,099	560
PPG Industries Inc	10,565	1,395
Reliance Steel & Aluminum Co	2,700	669
Royal Gold Inc	3,300	392
RPM International Inc	5,569	494
Scotts Miracle-Gro Co/The, Cl A	2,106	174
Sealed Air Corp	6,268	305
Sherwin-Williams Co/The	10,211	2,260
Silgan Holdings Inc	4,308	230
Sonoco Products Co	5,046	298
Southern Copper Corp	4,268	314
SSR Mining Inc	11,900	163
Steel Dynamics Inc	7,100	895
United States Steel Corp	10,400	319
Valvoline Inc	7,804	275
Vulcan Materials Co	6,057	1,096
Westlake Corp	1,700	203

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Westrock Co	11,045	$347

		48,962
Real Estate — 3.1%
Alexandria Real Estate Equities Inc ‡	7,200	1,078
American Homes 4 Rent, Cl A ‡	14,300	444
American Tower Corp, Cl A ‡	20,612	4,081
Americold Realty Trust Inc ‡	13,300	391
Apartment Income REIT ‡	6,805	257
AvalonBay Communities Inc ‡	6,241	1,077
Boston Properties Inc ‡	6,984	457
Brixmor Property Group Inc ‡	15,100	342
Camden Property Trust ‡	4,647	533
CBRE Group Inc, Cl A *	13,917	1,185
Cousins Properties Inc ‡	7,900	193
Crown Castle Inc ‡	18,496	2,418
CubeSmart ‡	9,000	423
Digital Realty Trust Inc ‡	12,796	1,334
Douglas Emmett Inc ‡	8,600	121
EastGroup Properties Inc ‡	1,600	261
EPR Properties ‡	3,800	155
Equinix Inc ‡	4,063	2,796
Equity LifeStyle Properties Inc ‡	7,700	527
Equity Residential ‡	15,877	993
Essex Property Trust Inc ‡	2,963	676
Extra Space Storage Inc ‡	6,000	988
Federal Realty Investment Trust ‡	3,996	427
First Industrial Realty Trust Inc ‡	4,600	243
Gaming and Leisure Properties Inc ‡	11,635	627
Healthcare Realty Trust Inc, Cl A ‡	15,700	306
Healthpeak Properties Inc ‡	24,074	579
Highwoods Properties Inc ‡	5,400	143
Host Hotels & Resorts Inc ‡	33,340	560
Howard Hughes Corp/The *	1,073	89
Hudson Pacific Properties Inc ‡	7,600	70
Invitation Homes Inc ‡	27,200	850
Iron Mountain Inc ‡	12,903	681
JBG SMITH Properties ‡	6,318	109
Jones Lang LaSalle Inc *	2,100	366
Kilroy Realty Corp ‡	6,000	216
Kimco Realty Corp ‡	25,071	517
Lamar Advertising Co, Cl A ‡	3,840	401
Life Storage Inc ‡	3,350	404
Medical Properties Trust Inc ‡(A)	29,900	308
Mid-America Apartment Communities Inc ‡	5,350	857
National Retail Properties Inc ‡	8,800	399
National Storage Affiliates Trust ‡	4,700	199
Omega Healthcare Investors Inc ‡	10,400	279
Opendoor Technologies Inc *	23,600	34
Park Hotels & Resorts Inc ‡	12,188	168
Prologis Inc ‡	40,203	4,961
Public Storage ‡	6,968	2,083

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Rayonier Inc ‡	7,504	$252
Realty Income Corp ‡	28,039	1,793
Regency Centers Corp ‡	7,258	457
Rexford Industrial Realty Inc ‡	7,800	472
SBA Communications Corp, Cl A ‡	4,832	1,253
Simon Property Group Inc ‡	13,981	1,707
SL Green Realty Corp ‡(A)	3,455	118
Spirit Realty Capital Inc ‡	6,320	260
Sun Communities Inc ‡	5,500	787
UDR Inc ‡	13,893	595
Ventas Inc ‡	18,492	900
VICI Properties, Cl A ‡	43,100	1,445
Vornado Realty Trust ‡	8,936	177
Welltower Inc ‡	21,083	1,563
WeWork Inc, Cl A *	9,500	11
Weyerhaeuser Co ‡	33,246	1,039
WP Carey Inc ‡	8,600	698
Zillow Group Inc, Cl A *	3,343	138
Zillow Group Inc, Cl C *	7,086	298

		50,569
Utilities — 2.6%
AES Corp/The	29,724	734
Alliant Energy Corp	11,852	608
Ameren Corp	10,990	909
American Electric Power Co Inc	22,950	2,019
American Water Works Co Inc	8,100	1,137
Atmos Energy Corp	6,191	698
Avangrid Inc	3,094	121
Brookfield Renewable Corp, Cl A	6,600	184
CenterPoint Energy Inc	29,015	807
CMS Energy Corp	13,342	787
Consolidated Edison Inc	15,916	1,422
Constellation Energy Corp	14,092	1,055
Dominion Energy Inc	37,070	2,062
DTE Energy Co	8,564	940
Duke Energy Corp	33,216	3,131
Edison International	16,179	1,071
Entergy Corp	8,698	895
Essential Utilities Inc	10,646	455
Evergy Inc	10,449	614
Exelon Corp	43,276	1,748
FirstEnergy Corp	25,127	993
Hawaiian Electric Industries Inc	5,446	220
IDACORP Inc	2,200	227
National Fuel Gas Co	4,489	257
NextEra Energy Inc	86,692	6,158
NiSource Inc	18,021	494
NRG Energy Inc	10,200	334
OGE Energy Corp	8,836	316
PG&E Corp *	73,318	1,145
Pinnacle West Capital Corp	4,992	368

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PPL Corp	33,026	$894
Public Service Enterprise Group Inc	22,352	1,351
Sempra Energy	13,923	2,088
Southern Co/The	48,503	3,059
UGI Corp	9,325	347
Vistra Corp	19,000	418
WEC Energy Group Inc	14,357	1,273
Xcel Energy Inc	24,481	1,581

		42,920
Total Common Stock
(Cost $443,846) ($ Thousands)		1,621,591

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
4.570% **†(B)	3,406,911	3,404

Total Affiliated Partnership
(Cost $3,407) ($ Thousands)		3,404

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	4,754,316	4,754

Total Cash Equivalent
(Cost $4,754) ($ Thousands)		4,754

Total Investments in Securities — 100.1%
(Cost $452,007) ($ Thousands)		$1,629,749

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Large Cap Index Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	26	Mar-2023	$5,187	$5,168	$(19)
S&P Mid Cap 400 Index E-MINI	5	Mar-2023	1,257	1,301	44
			$6,444	$6,469	$25

Percentages are based on Net Assets of $1,628,558 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $3,423 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $3,404 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Investment Co	$318	$—	$(56)	$37	$(25)	$274	$4	$—
SEI Liquidity Fund, LP	4,261	40,654	(41,512)	—	1	3,404	119	—
SEI Daily Income Trust, Government Fund, Institutional Class	7,431	164,163	(166,840)	—	—	4,754	101	—
Totals	$12,010	$204,817	$(208,408)	$37	$(24)	$8,432	$224	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.1%

Communication Services — 7.6%
Activision Blizzard Inc	95,900	$7,312
Alphabet Inc, Cl A *	803,220	72,338
Alphabet Inc, Cl C *	712,060	64,299
AT&T Inc	958,091	18,118
Charter Communications Inc, Cl A *	14,400	5,294
Comcast Corp, Cl A	579,948	21,557
DISH Network Corp, Cl A *	33,268	380
Electronic Arts Inc	35,200	3,905
Fox Corp	59,757	2,041
Interpublic Group of Cos Inc/The	52,700	1,873
Live Nation Entertainment Inc *	19,100	1,376
Lumen Technologies Inc	127,274	433
Match Group Inc *	37,500	1,553
Meta Platforms Inc, Cl A *	302,378	52,898
Netflix Inc *	59,779	19,257
News Corp	15,600	269
News Corp, Cl A	51,483	883
Omnicom Group Inc	27,600	2,500
Paramount Global, Cl B (A)	67,981	1,456
Take-Two Interactive Software Inc *	21,200	2,322
T-Mobile US Inc *	80,300	11,417
Verizon Communications Inc	564,652	21,914
Walt Disney Co/The *	245,119	24,416
Warner Bros Discovery Inc *	296,646	4,634

		342,445
Consumer Discretionary — 10.6%
Advance Auto Parts Inc	8,200	1,189
Amazon.com Inc *	1,193,600	112,473
Aptiv PLC *	36,600	4,256
AutoZone Inc *	2,545	6,328
Bath & Body Works Inc	30,700	1,255
Best Buy Co Inc	26,987	2,243
Booking Holdings Inc *	5,184	13,084
BorgWarner Inc	31,800	1,599
Caesars Entertainment Inc *	28,900	1,467
CarMax Inc *	21,400	1,477
Carnival Corp, Cl A *	134,400	1,427
Chipotle Mexican Grill Inc, Cl A *	3,720	5,547
Darden Restaurants Inc	16,495	2,359
Dollar General Corp	30,400	6,576
Dollar Tree Inc *	28,369	4,121
Domino's Pizza Inc	4,800	1,411
DR Horton Inc	42,291	3,911
eBay Inc	73,283	3,364
Etsy Inc *	16,900	2,052
Expedia Group Inc *	20,295	2,212
Ford Motor Co	530,443	6,402
Garmin Ltd	20,795	2,041
General Motors Co	190,887	7,395
Genuine Parts Co	18,900	3,343

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hasbro Inc	17,295	$951
Hilton Worldwide Holdings Inc	36,400	5,260
Home Depot Inc/The	137,687	40,830
Las Vegas Sands Corp *	44,200	2,540
Lennar Corp, Cl A	34,391	3,327
LKQ Corp	34,200	1,959
Lowe's Cos Inc	83,487	17,177
Marriott International Inc/MD, Cl A	36,136	6,116
McDonald's Corp	98,487	25,992
MGM Resorts International	42,900	1,845
Mohawk Industries Inc *	7,200	741
Newell Brands Inc	50,190	737
NIKE Inc, Cl B	169,382	20,121
Norwegian Cruise Line Holdings Ltd *	56,500	837
NVR Inc *	400	2,069
O'Reilly Automotive Inc *	8,400	6,973
Pool Corp	5,300	1,891
PulteGroup Inc	30,583	1,672
Ralph Lauren Corp, Cl A	5,495	649
Ross Stores Inc	46,700	5,162
Royal Caribbean Cruises Ltd *	29,500	2,084
Starbucks Corp	154,282	15,751
Tapestry Inc	32,491	1,414
Target Corp	61,991	10,445
Tesla Inc *	361,000	74,261
TJX Cos Inc/The	156,082	11,956
Tractor Supply Co	14,900	3,476
Ulta Beauty Inc *	6,900	3,580
VF Corp	44,391	1,102
Whirlpool Corp	7,300	1,007
Wynn Resorts Ltd *	13,900	1,506
Yum! Brands Inc	37,800	4,807

		475,770
Consumer Staples — 6.7%
Altria Group Inc	240,883	11,184
Archer-Daniels-Midland Co	74,091	5,898
Brown-Forman Corp, Cl B	24,590	1,595
Campbell Soup Co	27,091	1,423
Church & Dwight Co Inc	32,900	2,756
Clorox Co/The	16,600	2,580
Coca-Cola Co/The	523,357	31,145
Colgate-Palmolive Co	112,491	8,246
Conagra Brands Inc	64,787	2,359
Constellation Brands Inc, Cl A	21,900	4,899
Costco Wholesale Corp	59,500	28,809
Estee Lauder Cos Inc/The, Cl A	31,100	7,559
General Mills Inc	79,896	6,353
Hershey Co/The	19,800	4,719
Hormel Foods Corp	38,992	1,730
J M Smucker Co/The	14,395	2,129
Kellogg Co	34,400	2,268

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Keurig Dr Pepper Inc	114,800	$3,966
Kimberly-Clark Corp	45,396	5,677
Kraft Heinz Co/The	107,391	4,182
Kroger Co/The	87,882	3,791
Lamb Weston Holdings Inc	19,300	1,942
McCormick & Co Inc/MD	33,690	2,504
Molson Coors Beverage Co, Cl B	25,295	1,345
Mondelez International Inc, Cl A	183,578	11,966
Monster Beverage Corp *	51,231	5,213
PepsiCo Inc	185,278	32,151
Philip Morris International Inc	208,378	20,275
Procter & Gamble Co/The	318,667	43,836
Sysco Corp	68,000	5,071
Tyson Foods Inc, Cl A	38,987	2,310
Walgreens Boots Alliance Inc	96,987	3,446
Walmart Inc	189,783	26,974

		300,301
Energy — 4.8%
APA Corp	43,300	1,662
Baker Hughes Co, Cl A	134,400	4,113
Chevron Corp	239,201	38,457
ConocoPhillips	167,541	17,315
Coterra Energy Inc, Cl A	106,387	2,656
Devon Energy Corp	87,800	4,734
Diamondback Energy Inc	23,800	3,346
EOG Resources Inc	79,091	8,939
EQT Corp	49,900	1,656
Exxon Mobil Corp	553,800	60,868
Halliburton Co	121,891	4,416
Hess Corp	37,300	5,024
Kinder Morgan Inc	265,483	4,529
Marathon Oil Corp	85,300	2,145
Marathon Petroleum Corp	63,111	7,801
Occidental Petroleum Corp	97,924	5,734
ONEOK Inc	60,391	3,953
Phillips 66	63,496	6,512
Pioneer Natural Resources Co	31,996	6,412
Schlumberger NV	191,066	10,167
Targa Resources Corp	30,600	2,267
Valero Energy Corp	51,800	6,824
Williams Cos Inc/The	163,496	4,921

		214,451
Financials — 11.7%
Aflac Inc	76,182	5,192
Allstate Corp/The	35,700	4,597
American Express Co	80,387	13,987
American International Group Inc	100,078	6,116
Ameriprise Financial Inc	14,300	4,903
Aon PLC, Cl A	27,800	8,452
Arch Capital Group Ltd *	49,900	3,493
Arthur J Gallagher & Co	28,300	5,302

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Assurant Inc	7,095	$904
Bank of America Corp	938,483	32,190
Bank of New York Mellon Corp/The	98,787	5,026
Berkshire Hathaway Inc, Cl B *	242,328	73,954
BlackRock Inc, Cl A	20,196	13,924
Brown & Brown Inc	31,500	1,766
Capital One Financial Corp	51,496	5,617
Cboe Global Markets Inc	14,300	1,804
Charles Schwab Corp/The	204,991	15,973
Chubb Ltd	55,747	11,764
Cincinnati Financial Corp	21,196	2,558
Citigroup Inc	260,357	13,197
Citizens Financial Group Inc	66,300	2,769
CME Group Inc, Cl A	48,295	8,952
Comerica Inc	17,591	1,233
Discover Financial Services	36,900	4,133
Everest Re Group Ltd	5,300	2,035
Eversource Energy	46,700	3,519
FactSet Research Systems Inc	5,100	2,114
Fifth Third Bancorp	92,100	3,343
First Republic Bank/CA	24,700	3,038
Franklin Resources Inc	38,095	1,123
Globe Life Inc	12,146	1,478
Goldman Sachs Group Inc/The	45,491	15,997
Hartford Financial Services Group Inc/The	43,000	3,366
Huntington Bancshares Inc/OH	193,461	2,964
Intercontinental Exchange Inc	75,300	7,666
Invesco Ltd	61,100	1,079
JPMorgan Chase & Co	394,457	56,545
KeyCorp	125,900	2,303
Lincoln National Corp	20,600	653
Loews Corp	26,487	1,618
M&T Bank Corp	23,193	3,602
MarketAxess Holdings Inc	5,100	1,741
Marsh & McLennan Cos Inc	66,791	10,829
MetLife Inc	88,787	6,369
Moody's Corp	21,200	6,151
Morgan Stanley	177,253	17,105
MSCI Inc, Cl A	10,700	5,587
Nasdaq Inc	45,700	2,562
Northern Trust Corp	28,096	2,677
PNC Financial Services Group Inc/The	54,191	8,558
Principal Financial Group Inc	30,691	2,749
Progressive Corp/The	78,583	11,278
Prudential Financial Inc	49,500	4,950
Raymond James Financial Inc	26,200	2,842
Regions Financial Corp	126,300	2,945
S&P Global Inc	44,753	15,270
Signature Bank/New York NY	8,600	989
State Street Corp	49,500	4,390
SVB Financial Group *	8,000	2,305
Synchrony Financial	60,321	2,154

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
T Rowe Price Group Inc	30,200	$3,391
Travelers Cos Inc/The	31,596	5,849
Truist Financial Corp	178,692	8,390
US Bancorp	181,683	8,672
W R Berkley Corp	27,400	1,814
Wells Fargo & Co	512,348	23,962
Willis Towers Watson PLC	14,545	3,409
Zions Bancorp NA	20,200	1,022

		528,209
Health Care — 14.2%
Abbott Laboratories	234,448	23,848
AbbVie Inc	237,813	36,599
Agilent Technologies Inc	39,891	5,663
Align Technology Inc *	9,800	3,033
AmerisourceBergen Corp, Cl A	21,896	3,406
Amgen Inc	71,691	16,608
Baxter International Inc	67,829	2,710
Becton Dickinson and Co	38,339	8,992
Biogen Inc *	19,400	5,235
Bio-Rad Laboratories Inc, Cl A *	2,900	1,386
Bio-Techne Corp	21,200	1,540
Boston Scientific Corp *	192,500	8,994
Bristol-Myers Squibb Co	285,870	19,714
Cardinal Health Inc	35,196	2,665
Catalent Inc *	24,200	1,651
Centene Corp *	76,064	5,203
Charles River Laboratories International Inc *	6,900	1,513
Cigna Corp/The	41,107	12,007
Cooper Cos Inc/The	6,600	2,158
CVS Health Corp	176,657	14,758
Danaher Corp	88,100	21,807
DaVita Inc *	7,395	608
Dentsply Sirona Inc	28,791	1,096
Dexcom Inc *	51,900	5,761
Edwards Lifesciences Corp *	83,000	6,677
Elevance Health Inc	32,096	15,075
Eli Lilly & Co	106,045	33,003
GE HealthCare Technologies *	48,962	3,721
Gilead Sciences Inc	168,578	13,576
HCA Healthcare Inc	28,495	6,937
Henry Schein Inc *	18,300	1,433
Hologic Inc *	33,600	2,676
Humana Inc	16,996	8,413
IDEXX Laboratories Inc *	11,100	5,253
Illumina Inc *	21,200	4,223
Incyte Corp *	24,800	1,909
Intuitive Surgical Inc *	47,500	10,896
IQVIA Holdings Inc *	24,900	5,191
Johnson & Johnson	351,570	53,882
Laboratory Corp of America Holdings	11,900	2,848

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
McKesson Corp	19,060	$6,667
Medtronic PLC	178,661	14,793
Merck & Co Inc	340,970	36,225
Mettler-Toledo International Inc *	3,000	4,301
Moderna Inc *	44,500	6,177
Molina Healthcare Inc *	7,900	2,175
Organon & Co	34,847	853
PerkinElmer Inc	17,000	2,118
Pfizer Inc	754,735	30,620
Quest Diagnostics Inc	15,400	2,131
Regeneron Pharmaceuticals Inc *	14,400	10,950
ResMed Inc	19,700	4,196
STERIS PLC	13,400	2,520
Stryker Corp	45,296	11,907
Teleflex Inc	6,300	1,501
Thermo Fisher Scientific Inc	52,691	28,546
UnitedHealth Group Inc	125,687	59,820
Universal Health Services Inc, Cl B	8,600	1,149
Vertex Pharmaceuticals Inc *	34,500	10,015
Viatris Inc, Cl W	163,405	1,863
Waters Corp *	8,000	2,487
West Pharmaceutical Services Inc	10,000	3,170
Zimmer Biomet Holdings Inc	28,195	3,493
Zoetis Inc, Cl A	62,600	10,454

		640,799
Industrials — 8.4%
3M Co	74,406	8,017
A O Smith Corp	17,200	1,129
Alaska Air Group Inc *	17,400	832
Allegion plc	11,796	1,330
American Airlines Group Inc *	87,191	1,393
AMETEK Inc	31,000	4,388
Boeing Co/The *	75,291	15,175
Carrier Global Corp	112,285	5,056
Caterpillar Inc	69,991	16,766
CH Robinson Worldwide Inc	15,895	1,589
Cintas Corp	11,595	5,084
Copart Inc *	57,700	4,066
CoStar Group Inc *	54,600	3,858
CSX Corp	283,234	8,636
Cummins Inc	18,996	4,618
Deere & Co	36,896	15,468
Delta Air Lines Inc *	85,987	3,297
Dover Corp	19,000	2,848
Eaton Corp PLC	53,395	9,340
Emerson Electric Co	79,391	6,566
Equifax Inc	16,495	3,341
Expeditors International of Washington Inc	21,491	2,247
Fastenal Co	77,382	3,990
FedEx Corp	32,200	6,544
Fortive Corp	47,825	3,188

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Generac Holdings Inc *	8,500	$1,020
General Dynamics Corp	30,196	6,882
General Electric Co	146,886	12,443
Honeywell International Inc	90,387	17,307
Howmet Aerospace Inc	49,766	2,099
Huntington Ingalls Industries Inc	5,400	1,162
IDEX Corp	10,200	2,295
Illinois Tool Works Inc	37,595	8,766
Ingersoll Rand Inc	54,627	3,172
Jacobs Solutions Inc	17,196	2,055
JB Hunt Transport Services Inc	11,200	2,025
Johnson Controls International plc	92,446	5,798
L3Harris Technologies Inc	25,660	5,419
Leidos Holdings Inc	18,300	1,776
Lockheed Martin Corp	31,356	14,871
Masco Corp	30,300	1,589
Nordson Corp	7,300	1,603
Norfolk Southern Corp	31,196	7,014
Northrop Grumman Corp	19,496	9,048
Old Dominion Freight Line Inc	12,200	4,139
Otis Worldwide Corp	55,892	4,730
PACCAR Inc	70,050	5,058
Parker-Hannifin Corp	17,300	6,087
Pentair PLC	22,000	1,231
Quanta Services Inc	19,300	3,115
Raytheon Technologies Corp	197,608	19,383
Republic Services Inc, Cl A	27,600	3,558
Robert Half International Inc	14,695	1,185
Rockwell Automation Inc	15,496	4,570
Rollins Inc	31,100	1,095
Snap-on Inc	7,200	1,791
Southwest Airlines Co	80,387	2,699
Stanley Black & Decker Inc	19,895	1,703
Textron Inc	28,091	2,037
Trane Technologies PLC	30,896	5,715
TransDigm Group Inc	6,900	5,133
Union Pacific Corp	82,687	17,139
United Airlines Holdings Inc *	44,000	2,286
United Parcel Service Inc, Cl B	98,087	17,900
United Rentals Inc	9,300	4,357
Verisk Analytics Inc, Cl A	21,100	3,610
Waste Management Inc	50,200	7,518
Westinghouse Air Brake Technologies Corp	24,553	2,562
WW Grainger Inc	6,000	4,011
Xylem Inc/NY	24,300	2,494

		380,216
Information Technology — 27.0%
Accenture PLC, Cl A	84,696	22,491
Adobe Inc *	62,495	20,245
Advanced Micro Devices Inc *	216,789	17,035
Akamai Technologies Inc *	21,396	1,553

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Amphenol Corp, Cl A	79,882	$6,192
Analog Devices Inc	69,155	12,688
ANSYS Inc *	11,700	3,552
Apple Inc	2,011,184	296,469
Applied Materials Inc	115,600	13,427
Arista Networks Inc *	33,200	4,605
Autodesk Inc *	29,100	5,782
Automatic Data Processing Inc	55,791	12,264
Broadcom Inc	54,459	32,364
Broadridge Financial Solutions Inc	15,800	2,224
Cadence Design Systems Inc *	36,800	7,100
CDW Corp/DE	18,300	3,704
Ceridian HCM Holding Inc *	20,600	1,502
Cisco Systems Inc	552,043	26,730
Cognizant Technology Solutions Corp, Cl A	68,995	4,321
Corning Inc	102,870	3,492
DXC Technology Co *	31,552	875
Enphase Energy Inc *	18,200	3,832
EPAM Systems Inc *	7,700	2,369
F5 Inc *	8,000	1,144
Fidelity National Information Services Inc	79,700	5,051
First Solar Inc *	13,400	2,267
Fiserv Inc *	85,300	9,817
FleetCor Technologies Inc *	10,000	2,148
Fortinet Inc *	87,100	5,177
Gartner Inc *	10,600	3,475
Gen Digital Inc	77,900	1,520
Global Payments Inc	36,272	4,070
Hewlett Packard Enterprise Co	173,674	2,711
HP Inc	119,574	3,530
Intel Corp	554,752	13,830
International Business Machines Corp	121,551	15,716
Intuit Inc	37,900	15,432
Jack Henry & Associates Inc	9,900	1,626
Juniper Networks Inc	43,400	1,336
Keysight Technologies Inc *	24,000	3,839
KLA Corp	19,100	7,246
Lam Research Corp	18,295	8,892
Mastercard Inc, Cl A	114,147	40,555
Microchip Technology Inc	74,092	6,004
Micron Technology Inc	146,100	8,447
Microsoft Corp	1,002,604	250,069
Monolithic Power Systems Inc	6,000	2,906
Motorola Solutions Inc	22,488	5,910
NetApp Inc	29,291	1,891
NVIDIA Corp	334,832	77,735
NXP Semiconductors NV	34,900	6,229
ON Semiconductor Corp *	58,400	4,521
Oracle Corp	206,565	18,054
Paychex Inc	43,087	4,757
Paycom Software Inc *	6,600	1,908
PayPal Holdings Inc *	153,183	11,274

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PTC Inc *	14,200	$1,780
Qorvo Inc *	13,600	1,372
QUALCOMM Inc	150,678	18,613
Roper Technologies Inc	14,300	6,152
Salesforce Inc *	134,491	22,004
Seagate Technology Holdings PLC	25,900	1,672
ServiceNow Inc *	27,200	11,755
Skyworks Solutions Inc	21,696	2,421
SolarEdge Technologies Inc *	7,500	2,384
Synopsys Inc *	20,600	7,494
TE Connectivity Ltd	42,691	5,435
Teledyne Technologies Inc *	6,251	2,688
Teradyne Inc	21,000	2,124
Texas Instruments Inc	121,983	20,914
Trimble Inc *	33,400	1,739
Tyler Technologies Inc *	5,600	1,799
VeriSign Inc *	12,400	2,441
Visa Inc, Cl A	219,870	48,358
Western Digital Corp *	42,831	1,648
Zebra Technologies Corp, Cl A *	7,000	2,102

		1,218,798
Materials — 2.7%
Air Products and Chemicals Inc	29,800	8,522
Albemarle Corp	15,800	4,018
Amcor PLC	200,462	2,233
Avery Dennison Corp	10,800	1,968
Ball Corp	42,392	2,383
Celanese Corp, Cl A	13,300	1,546
CF Industries Holdings Inc	26,500	2,276
Corteva Inc	95,931	5,976
Dow Inc	94,465	5,403
DuPont de Nemours Inc	66,682	4,870
Eastman Chemical Co	16,196	1,380
Ecolab Inc	33,315	5,309
FMC Corp	17,000	2,196
Freeport-McMoRan Inc, Cl B	192,000	7,866
International Flavors & Fragrances Inc	34,155	3,183
International Paper Co	48,096	1,750
Linde PLC	66,460	23,153
LyondellBasell Industries NV, Cl A	34,356	3,298
Martin Marietta Materials Inc	8,400	3,023
Mosaic Co/The	45,891	2,441
Newmont Corp	107,083	4,670
Nucor Corp	34,487	5,775
Packaging Corp of America	12,500	1,709
PPG Industries Inc	31,500	4,160
Sealed Air Corp	19,500	948
Sherwin-Williams Co/The	31,800	7,039
Steel Dynamics Inc	22,500	2,837
Vulcan Materials Co	17,800	3,220

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Westrock Co	34,182	$1,073

		124,225
Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡	20,100	3,011
American Tower Corp, Cl A ‡	62,700	12,415
AvalonBay Communities Inc ‡	18,800	3,243
Boston Properties Inc ‡	19,200	1,257
Camden Property Trust ‡	14,300	1,641
CBRE Group Inc, Cl A *	42,691	3,635
Crown Castle Inc ‡	58,296	7,622
Digital Realty Trust Inc ‡	38,800	4,044
Equinix Inc ‡	12,457	8,574
Equity Residential ‡	45,796	2,863
Essex Property Trust Inc ‡	8,700	1,984
Extra Space Storage Inc ‡	18,000	2,964
Federal Realty Investment Trust ‡	10,000	1,068
Healthpeak Properties Inc ‡	72,700	1,749
Host Hotels & Resorts Inc ‡	96,374	1,619
Invitation Homes Inc ‡	78,600	2,457
Iron Mountain Inc ‡	39,201	2,068
Kimco Realty Corp ‡	83,387	1,719
Mid-America Apartment Communities Inc ‡	15,600	2,497
Prologis Inc ‡	124,059	15,309
Public Storage ‡	21,295	6,366
Realty Income Corp ‡	84,400	5,397
Regency Centers Corp ‡	20,700	1,302
SBA Communications Corp, Cl A ‡	14,500	3,761
Simon Property Group Inc ‡	44,096	5,384
UDR Inc ‡	41,100	1,761
Ventas Inc ‡	53,900	2,622
VICI Properties, Cl A ‡	129,300	4,335
Welltower Inc ‡	63,400	4,699
Weyerhaeuser Co ‡	99,445	3,108

		120,474
Utilities — 2.7%
AES Corp/The	90,000	2,221
Alliant Energy Corp	33,800	1,733
Ameren Corp	34,991	2,894
American Electric Power Co Inc	69,200	6,088
American Water Works Co Inc	24,400	3,425
Atmos Energy Corp	18,900	2,132
CenterPoint Energy Inc	84,883	2,361
CMS Energy Corp	39,191	2,311
Consolidated Edison Inc	47,600	4,253
Constellation Energy Corp	44,063	3,300
Dominion Energy Inc	112,185	6,240
DTE Energy Co	26,200	2,874
Duke Energy Corp	103,491	9,755
Edison International	51,596	3,416
Entergy Corp	27,400	2,819
Evergy Inc	30,900	1,817

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

S&P 500 Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Exelon Corp	134,091	$5,416
FirstEnergy Corp	72,787	2,878
NextEra Energy Inc	267,100	18,972
NiSource Inc	54,287	1,489
NRG Energy Inc	30,787	1,009
PG&E Corp *	216,500	3,382
Pinnacle West Capital Corp	15,200	1,120
PPL Corp	99,200	2,685
Public Service Enterprise Group Inc	67,400	4,073
Sempra Energy	42,195	6,328
Southern Co/The	146,300	9,226
WEC Energy Group Inc	42,631	3,780
Xcel Energy Inc	73,483	4,745

		122,742
Total Common Stock
(Cost $2,070,849) ($ Thousands)		4,468,430

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, LP
4.570% **†(B)	1,525,929	$1,517

Total Affiliated Partnership
(Cost $1,524) ($ Thousands)		1,517

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	30,620,075	30,620

Total Cash Equivalent
(Cost $30,620) ($ Thousands)		30,620

Total Investments in Securities — 99.8%
(Cost $2,102,993) ($ Thousands)		$4,500,567

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	191	Mar-2023	$38,094	$37,966	$(128)

Percentages are based on Net Assets of $4,507,580 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $1,427 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $1,517 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$989	$59,404	$(58,876)	$(1)	$1	$1,517	$14	$—
SEI Daily Income Trust, Government Fund, Institutional Class	53,523	360,354	(383,257)	—	—	30,620	646	—
Totals	$54,512	$419,758	$(442,133)	$(1)	$1	$32,137	$660	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.4%

Communication Services — 3.8%
Advantage Solutions Inc *	18,900	$42
Altice USA Inc, Cl A *	47,675	189
AMC Entertainment Holdings Inc, Cl A *(A)	96,494	689
AMC Networks Inc, Cl A *	6,660	149
Anterix Inc *	4,000	121
ATN International Inc	2,267	95
Audacy Inc, Cl A *	28,756	6
Bandwidth Inc, Cl A *	5,000	79
Boston Omaha Corp, Cl A *	4,300	104
Bumble Inc, Cl A *	15,000	363
Cable One Inc	1,200	829
Cardlytics Inc *	7,100	39
Cargurus Inc, Cl A *	20,500	349
Cars.com Inc *	15,200	292
Charge Enterprises Inc *(A)	27,400	31
Cinemark Holdings Inc *	24,640	335
Clear Channel Outdoor Holdings Inc, Cl A *	88,200	156
Cogent Communications Holdings Inc	7,904	512
Consolidated Communications Holdings Inc *	16,612	50
Daily Journal Corp *	300	91
DHI Group Inc *	9,600	41
EchoStar Corp, Cl A *	8,903	178
Entravision Communications Corp, Cl A	14,200	93
Eventbrite Inc, Cl A *	16,900	148
EverQuote Inc, Cl A *	4,400	60
EW Scripps Co/The, Cl A *	13,896	175
Frontier Communications Parent Inc *	48,500	1,327
fuboTV Inc *(A)	30,800	59
Gannett Co Inc *	32,687	99
Globalstar Inc *	146,200	187
Gogo Inc *	8,900	146
Gray Television Inc	19,500	228
IAC Inc *	16,576	861
IDT Corp, Cl B *	4,100	125
iHeartMedia Inc, Cl A *	24,700	179
IMAX Corp *	11,800	218
Innovid Corp *(A)	16,800	28
Integral Ad Science Holding Corp *	7,600	83
Iridium Communications Inc	26,346	1,617
John Wiley & Sons Inc, Cl A	9,772	435
Liberty Broadband Corp, Cl A *	2,983	259
Liberty Broadband Corp, Cl C *	24,614	2,133
Liberty Latin America Ltd, Cl A *	8,300	73
Liberty Latin America Ltd, Cl C *	34,462	302
Liberty Media Corp-Liberty Braves, Cl A *	1,803	62
Liberty Media Corp-Liberty Braves, Cl C *	7,665	257
Liberty Media Corp-Liberty Formula One, Cl A *	4,108	250

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty Formula One, Cl C *	41,942	$2,847
Liberty Media Corp-Liberty SiriusXM, Cl A *	16,635	539
Liberty Media Corp-Liberty SiriusXM, Cl C *	32,122	1,035
Lions Gate Entertainment Corp, Cl A *	14,516	154
Lions Gate Entertainment Corp, Cl B *	21,575	215
Loyalty Ventures Inc *	4,280	7
Madison Square Garden Entertainment Corp *	6,011	364
Madison Square Garden Sports Corp, Cl A	3,779	722
Magnite Inc *	23,038	256
Marcus Corp/The	5,161	83
MediaAlpha Inc, Cl A *	4,200	64
New York Times Co/The, Cl A	34,382	1,324
Nexstar Media Group Inc, Cl A	7,644	1,421
Ooma Inc *	6,900	90
Outbrain Inc *	5,800	26
Pinterest Inc, Cl A *	121,211	3,044
Playstudios Inc *	21,200	79
Playtika Holding Corp *	12,925	124
PubMatic Inc, Cl A *	10,400	158
QuinStreet Inc *	11,286	191
Quotient Technology Inc *	21,000	79
Radius Global Infrastructure Inc, Cl A *	16,500	225
ROBLOX Corp, Cl A *	90,800	3,327
Roku Inc, Cl A *	25,748	1,666
Scholastic Corp	6,567	299
Shenandoah Telecommunications Co	10,404	203
Shutterstock Inc	5,297	398
Sinclair Broadcast Group Inc, Cl A	10,311	168
Sirius XM Holdings Inc (A)	144,081	632
Skillz Inc, Cl A *	69,300	43
Spotify Technology SA *	28,503	3,315
Stagwell Inc *	13,400	92
TechTarget Inc *	6,100	230
TEGNA Inc	47,800	832
Telephone and Data Systems Inc	23,055	293
Thryv Holdings Inc *	6,500	155
Trade Desk Inc/The, Cl A *	90,400	5,059
TripAdvisor Inc *	22,500	485
TrueCar Inc *	22,900	53
United States Cellular Corp *	2,952	71
Vimeo Inc *	34,746	133
Vinco Ventures *(A)	22,300	11
Vivid Seats Inc *	5,600	43
WideOpenWest Inc *	11,700	128
World Wrestling Entertainment Inc, Cl A	9,134	767
Yelp Inc, Cl A *	14,298	429
Ziff Davis Inc *	9,257	731
ZipRecruiter Inc, Cl A *	15,100	258

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZoomInfo Technologies Inc, Cl A *	57,900	$1,399

		48,411
Consumer Discretionary — 11.4%
1-800-Flowers.com Inc, Cl A *	5,400	53
1stdibs.com Inc *	1,400	7
2U Inc *	15,900	142
Aaron's Co Inc/The	6,958	100
Abercrombie & Fitch Co, Cl A *	9,300	274
Academy Sports & Outdoors Inc	16,300	964
Accel Entertainment Inc, Cl A *	14,200	130
Acushnet Holdings Corp	5,900	285
Adient PLC *	19,900	850
ADT Inc	35,261	266
Adtalem Global Education Inc *	8,781	344
Airbnb Inc, Cl A *	77,100	9,505
aka Brands Holding Corp *	2,100	3
Allbirds Inc, Cl A *	12,300	35
American Axle & Manufacturing Holdings Inc *	26,198	231
American Eagle Outfitters Inc	28,722	413
American Public Education Inc *	5,227	58
America's Car-Mart Inc/TX *	1,250	106
AMMO Inc *(A)	17,700	35
Aramark	47,700	1,755
Arko Corp	14,200	114
Asbury Automotive Group Inc *	4,398	999
Aterian Inc *	4,200	5
AutoNation Inc *	7,100	969
Bally's Corp *	8,028	159
BARK Inc *	26,200	35
Beazer Homes USA Inc *	7,161	107
Bed Bath & Beyond Inc *(A)	19,300	27
Big 5 Sporting Goods Corp (A)	5,600	49
Big Lots Inc	7,446	107
Biglari Holdings Inc, Cl B *	182	33
BJ's Restaurants Inc *	4,642	149
Bloomin' Brands Inc	16,050	419
Bluegreen Vacations Holding Corp, Cl A	400	13
Boot Barn Holdings Inc *	6,600	511
Bowlero Corp *	5,900	91
Boyd Gaming Corp	16,045	1,045
Bright Horizons Family Solutions Inc *	11,435	902
Brinker International Inc *	7,782	296
Brunswick Corp/DE	14,683	1,284
Buckle Inc/The	6,651	271
Build-A-Bear Workshop Inc, Cl A *	3,200	67
Burlington Stores Inc *	13,700	2,935
Caleres Inc	8,576	224
Camping World Holdings Inc, Cl A	9,200	210
Canoo Inc *	23,900	18
Capri Holdings Ltd *	25,200	1,249

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CarParts.com Inc *	10,300	$65
Carriage Services Inc, Cl A	3,506	119
Carter's Inc	8,270	623
Carvana Co, Cl A *(A)	23,800	224
Cato Corp/The, Cl A	4,596	42
Cavco Industries Inc *	1,831	522
Cenntro Electric Group Ltd *	21,400	12
Century Casinos Inc *	6,200	57
Century Communities Inc	5,600	335
Cheesecake Factory Inc/The (A)	10,323	386
Chegg Inc *	26,010	413
Chico's FAS Inc *	27,051	156
Children's Place Inc/The *	3,433	144
Choice Hotels International Inc	6,877	814
Churchill Downs Inc	7,431	1,826
Chuy's Holdings Inc *	4,769	170
Citi Trends Inc *	1,797	50
Clarus Corp	6,221	62
Columbia Sportswear Co	7,544	658
Conn's Inc *	3,909	33
Container Store Group Inc/The *	7,800	34
ContextLogic Inc, Cl A *(A)	137,300	67
Coursera Inc *	26,400	298
Cracker Barrel Old Country Store Inc	4,744	517
Crocs Inc *	12,203	1,485
Dana Inc	26,098	413
Dave & Buster's Entertainment Inc *	8,800	352
Deckers Outdoor Corp *	5,404	2,250
Denny's Corp *	14,463	169
Designer Brands Inc, Cl A	13,992	137
Destination XL Group Inc *	13,400	80
Dick's Sporting Goods Inc	11,235	1,445
Dillard's Inc, Cl A	662	236
Dine Brands Global Inc	2,572	197
DoorDash Inc, Cl A *	52,300	2,859
Dorman Products Inc *	5,240	487
DraftKings Inc, Cl A *	71,482	1,348
Dream Finders Homes Inc, Cl A *(A)	4,700	57
Duluth Holdings Inc, Cl B *	2,900	17
Duolingo Inc, Cl A *	4,600	418
El Pollo Loco Holdings Inc	3,900	47
Ermenegildo Zegna NV (A)	12,500	163
Ethan Allen Interiors Inc	5,276	156
European Wax Center Inc, Cl A	3,200	59
Everi Holdings Inc *	18,900	359
EVgo Inc *(A)	17,700	105
F45 Training Holdings Inc *	4,400	9
Faraday Future Intelligent Electric Inc *	23,800	13
First Watch Restaurant Group Inc *	2,400	37
Fisker Inc *(A)	37,200	276
Five Below Inc *	11,305	2,310
Floor & Decor Holdings Inc, Cl A *	21,500	1,974

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Foot Locker Inc	17,300	$756
Fossil Group Inc *	10,700	46
Fox Factory Holding Corp *	8,600	1,010
Franchise Group Inc (A)	6,800	189
Frontdoor Inc *	15,450	436
Full House Resorts Inc *	7,000	68
Funko Inc, Cl A *	6,000	65
GameStop Corp, Cl A *(A)	56,000	1,077
Gap Inc/The	37,500	488
Genesco Inc *	2,169	98
Gentex Corp	48,690	1,390
Gentherm Inc *	6,148	390
G-III Apparel Group Ltd *	10,906	181
Golden Entertainment Inc *	4,131	170
Goodyear Tire & Rubber Co/The *	59,468	676
GoPro Inc, Cl A *	29,300	152
Graham Holdings Co, Cl B	800	501
Grand Canyon Education Inc *	6,515	738
Green Brick Partners Inc *	6,200	193
Group 1 Automotive Inc	2,935	649
Groupon Inc, Cl A *	5,457	41
GrowGeneration Corp *	12,100	51
Guess? Inc (A)	5,117	108
H&R Block Inc	32,900	1,211
Hanesbrands Inc	69,800	396
Harley-Davidson Inc	27,300	1,298
Haverty Furniture Cos Inc	1,563	59
Helen of Troy Ltd *	5,048	569
Hibbett Inc	2,412	173
Hilton Grand Vacations Inc *	18,070	863
Holley Inc *	13,400	29
Hovnanian Enterprises Inc, Cl A *	1,400	95
Hyatt Hotels Corp, Cl A *	9,427	1,096
Inspired Entertainment Inc *	2,000	32
Installed Building Products Inc	4,300	496
International Game Technology PLC	18,700	497
iRobot Corp *	6,202	255
Jack in the Box Inc	4,021	315
JOANN Inc	2,500	9
Johnson Outdoors Inc, Cl A	1,400	91
KB Home	15,385	543
Kohl's Corp	22,600	634
Kontoor Brands Inc	11,600	605
Krispy Kreme Inc	13,800	180
Kura Sushi USA Inc, Cl A *	800	50
Lands' End Inc *	2,862	22
Landsea Homes Corp *	1,300	8
Latham Group Inc *	7,300	23
Laureate Education Inc, Cl A	22,400	266
La-Z-Boy Inc, Cl Z	9,526	308
LCI Industries	4,949	558
Lear Corp	12,171	1,700

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Legacy Housing Corp *	1,400	$28
Leggett & Platt Inc	28,400	980
Leslie's Inc *	31,256	394
LGI Homes Inc *	4,200	438
Life Time Group Holdings Inc *	8,300	150
Lifetime Brands Inc	3,300	26
Light & Wonder Inc, Cl A *	19,362	1,212
Lindblad Expeditions Holdings Inc *	6,900	59
Lithia Motors Inc, Cl A	5,433	1,386
LL Flooring Holdings Inc *	6,926	35
Lordstown Motors Corp, Cl A *(A)	34,900	36
Lovesac Co/The *	2,900	83
Lucid Group Inc *(A)	114,400	1,044
Lululemon Athletica Inc *	23,182	7,168
Lulu's Fashion Lounge Holdings Inc *	1,300	4
Luminar Technologies Inc, Cl A *(A)	55,900	500
M/I Homes Inc *	4,794	277
Macy's Inc	57,600	1,178
Malibu Boats Inc, Cl A *	4,600	275
Marine Products Corp	1,800	23
MarineMax Inc *	5,161	173
Marriott Vacations Worldwide Corp	7,472	1,143
MasterCraft Boat Holdings Inc *	1,700	57
Mattel Inc *	73,300	1,319
MDC Holdings Inc	10,068	373
Meritage Homes Corp	7,211	788
Mister Car Wash Inc *	16,500	152
Modine Manufacturing Co *	9,874	241
Monarch Casino & Resort Inc	2,900	213
Monro Inc	6,428	324
Motorcar Parts of America Inc *	3,700	48
Movado Group Inc	3,520	122
Murphy USA Inc	4,400	1,122
National Vision Holdings Inc *	16,300	609
NEOGAMES SA *	2,300	36
Noodles & Co, Cl A *	11,000	64
Nordstrom Inc	24,800	483
ODP Corp/The *	8,612	390
Ollie's Bargain Outlet Holdings Inc *	13,100	754
ONE Group Hospitality Inc/The *	4,200	36
OneSpaWorld Holdings Ltd *	12,400	144
OneWater Marine Inc, Cl A *	2,200	61
Overstock.com Inc *	10,300	200
Oxford Industries Inc	3,454	406
Papa John's International Inc	6,442	541
Patrick Industries Inc	3,825	279
Peloton Interactive Inc, Cl A *	60,535	782
Penn Entertainment Inc *	32,700	998
Penske Automotive Group Inc	5,388	777
Perdoceo Education Corp *	16,254	224
Petco Health & Wellness Co Inc, Cl A *	19,300	199
PetMed Express Inc	4,596	86

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Planet Fitness Inc, Cl A *	16,900	$1,370
PLBY Group Inc *	7,100	15
Polaris Inc	11,207	1,275
Portillo's Inc, Cl A *(A)	5,000	114
Purple Innovation Inc, Cl A *	10,765	46
PVH Corp	13,700	1,099
QuantumScape Corp, Cl A *(A)	55,300	529
Qurate Retail Inc *	83,022	175
RCI Hospitality Holdings Inc	1,400	117
RealReal Inc/The *(A)	17,400	23
Red Rock Resorts Inc, Cl A	10,400	454
Rent the Runway Inc, Cl A *(A)	3,700	13
Revolve Group Inc, Cl A *	8,000	217
RH *	3,711	1,110
Rivian Automotive Inc, Cl A *	103,900	2,005
Rocky Brands Inc	1,600	43
Rover Group Inc, Cl A *	11,100	46
RumbleON Inc, Cl B *	2,300	21
Rush Street Interactive Inc *	13,600	57
Ruth's Hospitality Group Inc	7,898	147
Sally Beauty Holdings Inc *	19,191	309
SeaWorld Entertainment Inc *	8,600	556
Service Corp International/US	30,189	2,039
Shake Shack Inc, Cl A *	7,700	430
Shoe Carnival Inc	4,152	109
Signet Jewelers Ltd	9,700	695
Six Flags Entertainment Corp *	14,058	371
Skechers USA Inc, Cl A *	27,546	1,226
Skyline Champion Corp *	10,300	705
Sleep Number Corp *	5,009	200
Smith & Wesson Brands Inc	12,383	135
Snap One Holdings Corp *	2,800	33
Solid Power Inc *(A)	28,800	97
Solo Brands Inc, Cl A *	2,600	11
Sonder Holdings Inc *	41,600	43
Sonic Automotive Inc, Cl A	3,464	197
Sonos Inc *	24,300	472
Sportsman's Warehouse Holdings Inc *	9,400	84
Standard Motor Products Inc	4,766	186
Steven Madden Ltd	15,251	554
Stitch Fix Inc, Cl A *	17,800	83
Stoneridge Inc *	5,930	141
Strategic Education Inc	4,287	365
Stride Inc *	7,788	331
Sturm Ruger & Co Inc	3,942	230
Superior Group of Cos Inc	2,000	23
Sweetgreen Inc, Cl A *	19,200	167
Target Hospitality Corp *	6,100	90
Taylor Morrison Home Corp, Cl A *	21,960	787
Tempur Sealy International Inc	33,892	1,449
Texas Roadhouse Inc, Cl A	13,266	1,347
Thor Industries Inc	10,290	936

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tilly's Inc, Cl A *	5,243	$45
Toll Brothers Inc	22,539	1,351
TopBuild Corp *	6,300	1,308
Topgolf Callaway Brands Corp *	27,706	642
Torrid Holdings Inc *	2,700	7
Traeger Inc *(A)	4,800	19
Travel + Leisure Co	15,500	650
TravelCenters of America Inc *	2,700	228
Tri Pointe Homes Inc *	20,373	486
Tupperware Brands Corp *	8,524	35
Udemy Inc *	17,700	167
Under Armour Inc, Cl A *	34,700	345
Under Armour Inc, Cl C *	35,800	315
Unifi Inc *	2,480	26
Universal Electronics Inc *	2,887	37
Universal Technical Institute *	7,300	53
Upbound Group Inc, Cl A	10,240	275
Urban Outfitters Inc *	12,800	345
Vacasa Inc, Cl A *	24,500	36
Vail Resorts Inc	8,312	1,941
Victoria's Secret & Co *	16,700	662
Vista Outdoor Inc *	9,273	265
Visteon Corp *	5,465	913
Vivint Smart Home Inc *	22,400	252
Vizio Holding Corp, Cl A *(A)	17,400	178
Volta Inc *(A)	27,500	24
Vuzix Corp *(A)	14,200	59
Warby Parker Inc, Cl A *(A)	15,200	198
Wayfair Inc, Cl A *(A)	15,200	615
Wendy's Co/The	36,275	797
Williams-Sonoma Inc	13,637	1,704
Wingstop Inc	6,100	1,039
Winmark Corp	491	143
Winnebago Industries Inc	5,935	377
Wolverine World Wide Inc	17,896	300
Workhorse Group Inc *(A)	25,800	53
WW International Inc *	12,174	45
Wyndham Hotels & Resorts Inc	17,600	1,356
Xometry Inc, Cl A *(A)	7,700	234
XPEL Inc *	4,800	321
Xponential Fitness Inc, Cl A *	2,000	51
YETI Holdings Inc *	18,400	717
Zumiez Inc *	4,803	112

		145,226
Consumer Staples — 2.9%
22nd Century Group Inc *(A)	39,100	35
Albertsons Cos Inc, Cl A	36,000	716
Alico Inc	1,400	36
Andersons Inc/The	5,699	260
AppHarvest Inc *(A)	21,800	22
B&G Foods Inc, Cl A (A)	14,611	185

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beauty Health Co/The *(A)	21,400	$270
BellRing Brands Inc *	27,702	855
Benson Hill Inc *	43,900	98
Beyond Meat Inc *(A)	13,000	232
BJ's Wholesale Club Holdings Inc *	27,700	1,989
Boston Beer Co Inc/The, Cl A *	1,983	642
BRC Inc, Cl A *(A)	5,800	39
Bunge Ltd	27,943	2,669
Calavo Growers Inc	4,426	143
Cal-Maine Foods Inc	7,828	445
Casey's General Stores Inc	7,759	1,614
Celsius Holdings Inc *	11,100	1,008
Central Garden & Pet Co *	2,600	105
Central Garden & Pet Co, Cl A *	7,529	289
Chefs' Warehouse Inc/The *	7,021	229
Coca-Cola Consolidated Inc	889	495
Coty Inc, Cl A *	67,000	757
Darling Ingredients Inc *	33,657	2,129
Duckhorn Portfolio Inc/The *	8,000	122
Edgewell Personal Care Co	10,545	450
elf Beauty Inc *	9,300	695
Energizer Holdings Inc	12,345	447
Flowers Foods Inc	38,708	1,079
Fresh Del Monte Produce Inc	6,181	193
Fresh Mkt Inc *(A)	–	—
Freshpet Inc *	9,300	578
Grocery Outlet Holding Corp *	19,600	530
Hain Celestial Group Inc/The *	15,660	279
Herbalife Nutrition Ltd *	20,144	390
HF Foods Group Inc *	9,900	38
Honest Co Inc/The *	18,200	51
Hostess Brands Inc, Cl A *	28,600	706
Ingles Markets Inc, Cl A	2,645	236
Ingredion Inc	13,265	1,319
Inter Parfums Inc	3,206	386
J & J Snack Foods Corp	3,064	433
John B Sanfilippo & Son Inc	1,819	163
Lancaster Colony Corp	3,629	697
Lifecore Biomedical Inc *	4,693	27
Medifast Inc	2,564	288
MGP Ingredients Inc	2,800	284
Mission Produce Inc *	9,300	107
National Beverage Corp *	5,204	243
Natural Grocers by Vitamin Cottage Inc	1,085	12
Nature's Sunshine Products Inc *	2,937	32
Nu Skin Enterprises Inc, Cl A	8,705	347
Olaplex Holdings Inc *	29,300	144
Performance Food Group Co *	31,227	1,767
Pilgrim's Pride Corp *	10,307	241
Post Holdings Inc *	10,869	978
PriceSmart Inc	5,423	378
Primo Water Corp	28,600	443

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reynolds Consumer Products Inc	12,500	$343
Rite Aid Corp *(A)	13,411	52
Seaboard Corp	57	225
Seneca Foods Corp, Cl A *	1,262	70
Simply Good Foods Co/The *	18,800	720
Sovos Brands Inc *	5,900	77
SpartanNash Co	8,136	218
Spectrum Brands Holdings Inc	8,487	543
Sprouts Farmers Market Inc *	22,500	682
SunOpta Inc *	17,100	131
Tattooed Chef Inc *(A)	11,500	15
Thorne HealthTech Inc *	1,500	7
Tootsie Roll Industries Inc	3,721	164
TreeHouse Foods Inc *	10,509	513
Turning Point Brands Inc	3,200	76
United Natural Foods Inc *	12,798	521
Universal Corp/VA	5,545	281
US Foods Holding Corp *	41,100	1,543
USANA Health Sciences Inc *	2,832	172
Utz Brands Inc	13,800	226
Vector Group Ltd	32,691	434
Veru Inc *(A)	14,700	58
Village Super Market Inc, Cl A	1,962	44
Vintage Wine Estates Inc *	7,300	11
Vita Coco Co Inc/The *	6,100	103
Vital Farms Inc *	5,500	89
WD-40 Co	2,486	431
Weis Markets Inc	3,604	276
Whole Earth Brands Inc *	10,300	35

		37,405
Energy — 4.6%
Aemetis Inc *(A)	5,000	18
Alto Ingredients Inc *	15,300	45
Amplify Energy Corp *	4,900	41
Antero Midstream Corp	68,200	719
Antero Resources Corp *	57,480	1,506
Arch Resources Inc (A)	3,000	472
Archrock Inc	30,283	335
Ardmore Shipping Corp	7,800	141
Berry Corp	19,400	183
Borr Drilling Ltd *	33,500	242
Bristow Group Inc *	4,997	136
Cactus Inc, Cl A	12,400	570
California Resources Corp	13,700	578
Callon Petroleum Co *	11,100	430
Centrus Energy Corp, Cl A *	2,000	90
ChampionX Corp	40,000	1,223
Cheniere Energy Inc	51,465	8,097
Chesapeake Energy Corp	25,493	2,060
Chord Energy Corp	8,230	1,108
Civitas Resources Inc	15,634	1,097

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clean Energy Fuels Corp *	29,988	$168
CNX Resources Corp *	33,800	519
Comstock Resources Inc	21,000	255
CONSOL Energy Inc	7,475	409
Crescent Energy Co, Cl A (A)	6,660	77
CVR Energy Inc	7,097	225
Delek US Holdings Inc	14,390	362
Denbury Inc *	10,800	900
DHT Holdings Inc	27,900	323
Diamond Offshore Drilling Inc *	16,800	200
DMC Global Inc *	5,100	136
Dorian LPG Ltd	6,747	148
Dril-Quip Inc *	7,987	274
DT Midstream Inc	20,800	1,044
Earthstone Energy Inc, Cl A *(A)	8,200	114
Energy Fuels Inc/Canada *(A)	36,000	242
Enviva Inc	5,900	257
Equitrans Midstream Corp	82,900	500
Excelerate Energy Inc, Cl A	2,400	52
Expro Group Holdings NV *	15,357	349
FLEX LNG Ltd (A)	5,800	201
Frontline PLC (A)	25,500	482
Gevo Inc *(A)	45,000	83
Golar LNG Ltd *	22,402	511
Green Plains Inc *	11,190	388
Gulfport Energy Corp *	2,200	145
Helix Energy Solutions Group Inc *	32,569	270
Helmerich & Payne Inc	21,900	922
HF Sinclair Corp	27,500	1,367
HighPeak Energy Inc (A)	1,100	29
International Seaways Inc	10,128	521
Kinetik Holdings Inc, Cl A (A)	3,900	116
Kosmos Energy Ltd *	93,875	739
Liberty Energy Inc, Cl A	25,900	395
Magnolia Oil & Gas Corp, Cl A	35,200	769
Matador Resources Co	22,600	1,216
Murphy Oil Corp	29,000	1,132
Nabors Industries Ltd *	1,991	299
NACCO Industries Inc, Cl A	900	34
National Energy Services Reunited Corp *	12,200	79
New Fortress Energy Inc, Cl A	11,000	363
Newpark Resources Inc *	18,020	80
NextDecade Corp *	7,100	50
NexTier Oilfield Solutions Inc *	39,539	361
Noble Corp PLC *	16,300	679
Nordic American Tankers Ltd	34,377	152
Northern Oil and Gas Inc	14,700	456
NOV Inc	80,400	1,759
Oceaneering International Inc *	20,446	427
Oil States International Inc *	16,699	152
Ovintiv Inc	51,500	2,203
Par Pacific Holdings Inc *	9,986	277

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Patterson-UTI Energy Inc	44,522	$610
PBF Energy Inc, Cl A	20,477	895
PDC Energy Inc	17,577	1,180
Peabody Energy Corp *	24,700	674
Permian Resources Corp, Cl A	42,700	462
ProFrac Holding Corp, Cl A *	3,000	57
ProPetro Holding Corp *	19,200	169
Range Resources Corp	47,200	1,271
Ranger Oil Corp, Cl A	4,700	195
REX American Resources Corp *	3,900	129
Riley Exploration Permian Inc (A)	1,200	37
Ring Energy Inc *(A)	10,000	21
RPC Inc	15,199	133
SandRidge Energy Inc. *	8,200	120
Scorpio Tankers Inc	9,813	592
Select Energy Services Inc, Cl A	17,800	132
SFL Corp Ltd	22,476	232
SilverBow Resources Inc *(A)	1,500	37
Sitio Royalties Corp, Cl A	15,221	358
SM Energy Co	25,813	762
Solaris Oilfield Infrastructure Inc, Cl A	5,400	48
Southwestern Energy Co *	220,271	1,167
Talos Energy Inc *	12,200	217
Teekay Corp *	14,800	92
Teekay Tankers Ltd, Cl A *	5,100	230
Tellurian Inc *	101,800	152
TETRA Technologies Inc *	34,000	121
Texas Pacific Land Corp	1,200	2,136
Tidewater Inc *	9,800	479
Uranium Energy Corp *(A)	63,200	234
Ur-Energy Inc *	38,700	41
US Silica Holdings Inc *	15,626	190
VAALCO Energy Inc	15,500	73
Valaris Ltd *	12,800	861
Vertex Energy Inc *(A)	13,700	130
Vital Energy Inc *	3,800	195
Vitesse Energy Inc	5,143	89
W&T Offshore Inc *	21,338	120
Weatherford International PLC *	14,600	973
World Fuel Services Corp	12,341	339

		58,255
Financials — 16.0%
1st Source Corp	2,758	137
ACNB Corp	1,900	70
AFC Gamma Inc ‡	2,800	43
Affiliated Managers Group Inc	7,700	1,227
AGNC Investment Corp ‡	115,421	1,255
Alerus Financial Corp	3,400	68
Ally Financial Inc	61,400	1,845
Amalgamated Financial Corp	3,000	71
A-Mark Precious Metals Inc	3,800	111

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ambac Financial Group Inc *	7,800	$129
Amerant Bancorp Inc, Cl A	5,100	145
American Equity Investment Life Holding Co	13,578	565
American Financial Group Inc/OH	13,853	1,858
American National Bankshares Inc	2,006	68
Ameris Bancorp	13,362	640
AMERISAFE Inc	4,533	247
Angel Oak Mortgage Inc ‡(A)	1,600	12
Annaly Capital Management Inc ‡	96,439	1,994
Apollo Commercial Real Estate Finance Inc ‡	23,519	270
Apollo Global Management Inc	99,784	7,075
Arbor Realty Trust Inc ‡	36,200	546
Ares Commercial Real Estate Corp ‡	9,600	109
Ares Management Corp, Cl A	31,445	2,535
Argo Group International Holdings Ltd	6,816	198
ARMOUR Residential Inc ‡(A)	19,724	107
Arrow Financial Corp	3,252	99
Artisan Partners Asset Management Inc, Cl A	13,300	439
AssetMark Financial Holdings Inc *	3,900	122
Associated Banc-Corp	31,336	725
Associated Capital Group Inc	500	18
Assured Guaranty Ltd	11,887	742
Atlantic Union Bankshares Corp	14,182	531
Atlanticus Holdings Corp *	1,100	35
Avantax Inc *	10,529	301
Axis Capital Holdings Ltd	16,568	1,006
Axos Financial Inc *	11,236	532
B Riley Financial Inc (A)	4,400	175
Banc of California Inc	10,100	177
BancFirst Corp	4,050	366
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,012	128
Bancorp Inc/The *	11,092	384
Bank First Corp (A)	1,500	122
Bank of Hawaii Corp	8,024	601
Bank of Marin Bancorp	3,614	105
Bank of NT Butterfield & Son Ltd/The	8,500	307
Bank OZK	23,070	1,062
BankUnited Inc	17,096	606
Banner Corp	7,051	444
Bar Harbor Bankshares	2,850	85
BayCom Corp	3,000	62
BCB Bancorp Inc	3,200	56
Berkshire Hills Bancorp Inc	8,691	253
BGC Partners Inc, Cl A	72,536	353
Blackstone Inc, Cl A	144,800	13,148
Blackstone Mortgage Trust Inc, Cl A ‡	34,500	730
Blue Foundry Bancorp *	6,000	73
Blue Owl Capital Inc, Cl A (A)	84,000	1,037
Blue Ridge Bankshares Inc	3,700	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BOK Financial Corp	5,582	$584
Bread Financial Holdings Inc	11,300	464
Bridgewater Bancshares Inc *	6,100	90
Bright Health Group Inc *(A)	42,400	37
Brighthouse Financial Inc *	14,500	839
Brightsphere Investment Group Inc	7,363	185
BrightSpire Capital Inc, Cl A ‡	21,794	161
Broadmark Realty Capital ‡(A)	30,500	156
Brookline Bancorp Inc	20,233	262
BRP Group Inc, Cl A *	13,300	382
Business First Bancshares Inc	4,300	90
Byline Bancorp Inc	5,970	147
Cadence Bank	37,131	986
Cambridge Bancorp	1,500	119
Camden National Corp	3,058	126
Cannae Holdings Inc *	13,962	315
Capital Bancorp Inc	1,900	39
Capital City Bank Group Inc	2,861	102
Capitol Federal Financial Inc	28,287	237
Capstar Financial Holdings Inc	2,400	42
Carlyle Group Inc/The	41,100	1,414
Carter Bankshares Inc *	7,100	123
Cathay General Bancorp	15,115	649
Central Pacific Financial Corp	6,810	153
Chimera Investment Corp ‡	53,665	348
Citizens & Northern Corp	3,540	80
City Holding Co	2,985	293
Civista Bancshares Inc	3,400	73
Claros Mortgage Trust Inc ‡	21,600	301
CNA Financial Corp	4,175	183
CNB Financial Corp/PA	1,948	46
CNO Financial Group Inc	23,425	600
Coastal Financial Corp/WA *	1,900	88
Cohen & Steers Inc	5,536	401
Coinbase Global Inc, Cl A *(A)	33,200	2,152
Colony Bankcorp Inc	3,700	47
Columbia Banking System Inc	15,529	462
Columbia Financial Inc *	8,700	184
Commerce Bancshares Inc/MO	24,034	1,590
Community Bank System Inc	11,251	687
Community Trust Bancorp Inc	3,393	145
Compass Diversified Holdings	14,400	313
ConnectOne Bancorp Inc	8,383	203
Corebridge Financial Inc	14,300	289
Cowen Inc, Cl A	5,930	231
Crawford & Co, Cl A	5,700	31
Credit Acceptance Corp *(A)	1,312	583
CrossFirst Bankshares Inc *	11,500	163
Cullen/Frost Bankers Inc	12,205	1,609
Curo Group Holdings Corp	4,500	13
Customers Bancorp Inc *	6,770	209
CVB Financial Corp	28,179	674

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diamond Hill Investment Group Inc	654	$114
Dime Community Bancshares Inc	7,729	237
Donegal Group Inc, Cl A	2,500	38
Donnelley Financial Solutions Inc *	5,132	217
Dynex Capital Inc ‡	9,597	127
Eagle Bancorp Inc	7,306	320
East West Bancorp Inc	29,666	2,261
Eastern Bankshares Inc	33,800	530
eHealth Inc *	5,874	43
Ellington Financial Inc ‡	13,700	176
Employers Holdings Inc	5,074	225
Enact Holdings Inc (A)	7,000	170
Encore Capital Group Inc *	3,875	200
Enova International Inc *	6,066	296
Enstar Group Ltd *	2,351	575
Enterprise Bancorp Inc/MA	2,848	101
Enterprise Financial Services Corp	7,165	390
Equitable Holdings Inc	74,700	2,347
Equity Bancshares Inc, Cl A	3,900	117
Erie Indemnity Co, Cl A	4,987	1,174
Esquire Financial Holdings Inc	1,600	74
Essent Group Ltd	22,400	962
Evercore Inc, Cl A	7,576	994
EZCORP Inc, Cl A *	11,257	99
F&G Annuities & Life Inc	3,894	79
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	83
Farmers National Banc Corp	6,800	97
FB Financial Corp	7,502	283
Federal Agricultural Mortgage Corp, Cl C	1,988	282
Federated Hermes Inc, Cl B	17,870	703
Fidelity National Financial Inc	52,366	2,087
Finance of America Cos Inc, Cl A *	7,100	10
Financial Institutions Inc	3,243	81
First American Financial Corp	21,572	1,225
First Bancorp Inc/The	3,052	89
First BanCorp/Puerto Rico	38,016	552
First Bancorp/Southern Pines NC	7,645	317
First Bancshares Inc/The	4,600	144
First Bank/Hamilton NJ	3,700	50
First Busey Corp	10,492	253
First Business Financial Services Inc	1,800	64
First Citizens BancShares Inc/NC, Cl A	2,302	1,689
First Commonwealth Financial Corp	18,601	298
First Community Bankshares Inc	2,342	73
First Financial Bancorp	20,633	508
First Financial Bankshares Inc	27,712	1,016
First Financial Corp/IN	2,412	106
First Foundation Inc	9,100	137
First Hawaiian Inc	25,900	708
First Horizon Corp	110,525	2,738
First Internet Bancorp	2,200	59

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Interstate BancSystem Inc, Cl A	19,316	$687
First Merchants Corp	11,318	463
First Mid Bancshares Inc	3,572	111
First of Long Island Corp/The	4,995	85
First Western Financial Inc *	1,800	47
FirstCash Holdings Inc	8,120	717
Five Star Bancorp	2,800	77
Flushing Financial Corp	6,070	118
FNB Corp/PA	74,289	1,060
Focus Financial Partners Inc, Cl A *	11,900	617
Franklin BSP Realty Trust Inc ‡	16,854	236
Fulton Financial Corp	35,712	614
FVCBankcorp Inc *	3,375	46
GCM Grosvenor Inc	10,000	82
Genworth Financial Inc, Cl A *	103,600	645
German American Bancorp Inc	6,166	242
Glacier Bancorp Inc	22,975	1,089
Goosehead Insurance Inc, Cl A *	4,100	191
Granite Point Mortgage Trust Inc ‡	10,941	66
Great Southern Bancorp Inc	2,499	145
Green Dot Corp, Cl A *	9,255	175
Greene County Bancorp Inc	510	29
Greenlight Capital Re Ltd, Cl A *	6,409	59
Guaranty Bancshares Inc/TX	1,500	47
Hamilton Lane Inc, Cl A	6,600	513
Hancock Whitney Corp	17,614	865
Hanmi Financial Corp	6,878	162
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	15,900	499
Hanover Insurance Group Inc/The	7,317	1,021
HarborOne Bancorp Inc	10,720	147
HBT Financial Inc	2,200	50
HCI Group Inc	1,115	59
Heartland Financial USA Inc	7,875	389
Heritage Commerce Corp	13,600	165
Heritage Financial Corp/WA	8,071	225
Hilltop Holdings Inc	9,500	315
Hingham Institution For Savings The	300	85
Hippo Holdings Inc *(A)	3,484	60
Home Bancorp Inc	1,800	71
Home BancShares Inc/AR	38,532	929
Home Point Capital Inc	1,600	3
HomeStreet Inc	4,372	110
HomeTrust Bancshares Inc	4,102	120
Hope Bancorp Inc	26,995	346
Horace Mann Educators Corp	8,314	307
Horizon Bancorp Inc/IN	9,425	143
Houlihan Lokey Inc, Cl A	10,600	1,014
Independent Bank Corp	9,720	775
Independent Bank Corp/MI	5,400	119
Independent Bank Group Inc	7,402	436
Interactive Brokers Group Inc, Cl A	18,827	1,621

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Bancshares Corp	9,650	$468
Invesco Mortgage Capital Inc ‡	8,009	100
Investors Title Co	400	65
Jackson Financial Inc, Cl A	15,700	712
James River Group Holdings Ltd	8,200	198
Janus Henderson Group PLC	26,900	739
Jefferies Financial Group Inc	41,000	1,549
John Marshall Bancorp Inc	2,700	72
Kearny Financial Corp/MD	10,929	110
Kemper Corp	12,073	744
Kinsale Capital Group Inc	4,500	1,434
KKR & Co Inc	118,763	6,692
KKR Real Estate Finance Trust Inc ‡	12,500	181
Ladder Capital Corp, Cl A ‡	25,162	284
Lakeland Bancorp Inc	13,393	258
Lakeland Financial Corp	4,757	341
Lazard Ltd, Cl A	15,931	595
Lemonade Inc *(A)	10,200	166
LendingClub Corp *	22,600	212
LendingTree Inc *	2,700	89
Live Oak Bancshares Inc	7,300	252
LPL Financial Holdings Inc	16,162	4,033
Luther Burbank Corp	4,422	51
Macatawa Bank Corp	5,200	57
Markel Corp *	2,723	3,621
MBIA Inc *	10,982	151
Mercantile Bank Corp	3,557	123
Merchants Bancorp/IN	3,300	100
Mercury General Corp	5,978	204
Metrocity Bankshares Inc	3,800	77
Metropolitan Bank Holding Corp *	2,100	117
MFA Financial Inc ‡	15,224	163
MGIC Investment Corp	58,018	798
Mid Penn Bancorp Inc	3,200	98
Midland States Bancorp Inc	5,600	146
MidWestOne Financial Group Inc	3,169	95
Moelis & Co, Cl A	13,700	587
Moneylion Inc *	32,500	22
Morningstar Inc	5,020	1,041
Mr Cooper Group Inc *	15,071	700
MVB Financial Corp	2,400	66
National Bank Holdings Corp, Cl A	6,400	259
National Western Life Group Inc, Cl A	510	138
Navient Corp	22,200	401
NBT Bancorp Inc	8,508	345
Nelnet Inc, Cl A	2,731	256
NerdWallet Inc, Cl A *(A)	5,800	120
New York Community Bancorp Inc	141,215	1,254
New York Mortgage Trust Inc ‡	90,238	241
NI Holdings Inc *	2,300	32
Nicolet Bankshares Inc *	2,200	164
NMI Holdings Inc, Cl A *	14,800	345

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Northeast Bank	1,500	$66
Northfield Bancorp Inc	10,205	150
Northwest Bancshares Inc	27,479	380
OceanFirst Financial Corp	13,468	319
OFG Bancorp	10,925	332
Old National Bancorp/IN	60,361	1,067
Old Republic International Corp	58,844	1,552
Old Second Bancorp Inc	10,100	167
OmniAB Inc. *	2,598	—
OneMain Holdings Inc, Cl A	23,600	1,017
Open Lending Corp, Cl A *	23,800	169
Oportun Financial Corp *	5,900	36
Oppenheimer Holdings Inc, Cl A	2,164	95
Orchid Island Capital Inc, Cl A ‡(A)	7,420	84
Origin Bancorp Inc	5,000	190
Orrstown Financial Services Inc	700	16
Oscar Health Inc, Cl A *	30,800	171
Pacific Premier Bancorp Inc	18,836	611
PacWest Bancorp	23,312	647
Palomar Holdings Inc, Cl A *	4,700	282
Park National Corp	2,805	358
Parke Bancorp Inc	2,200	45
Pathward Financial Inc	6,100	311
PCB Bancorp	2,600	47
Peapack-Gladstone Financial Corp	3,154	117
PennyMac Financial Services Inc	5,600	339
PennyMac Mortgage Investment Trust ‡	14,463	188
Peoples Bancorp Inc/OH	5,572	173
Peoples Financial Services Corp	1,600	79
Perella Weinberg Partners, Cl A	10,900	110
Pinnacle Financial Partners Inc	14,627	1,084
Pioneer Bancorp Inc/NY *	2,700	31
Piper Sandler Cos	3,177	480
PJT Partners Inc	5,200	410
Popular Inc	14,156	1,011
PRA Group Inc *	7,658	326
Preferred Bank/Los Angeles CA	3,037	214
Premier Financial Corp	6,876	171
Primerica Inc	7,229	1,388
Primis Financial Corp	6,000	70
ProAssurance Corp	11,625	231
PROG Holdings Inc *	9,978	247
Prosperity Bancshares Inc	18,235	1,340
Provident Bancorp Inc	3,500	32
Provident Financial Services Inc	16,778	392
QCR Holdings Inc	3,900	209
Radian Group Inc	32,548	695
RBB Bancorp	2,600	51
Ready Capital Corp ‡	15,432	174
Red River Bancshares Inc	1,200	61
Redwood Trust Inc ‡	27,405	209
Regional Management Corp	1,700	54

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reinsurance Group of America Inc, Cl A	14,016	$2,025
RenaissanceRe Holdings Ltd	8,606	1,850
Renasant Corp	11,160	402
Republic Bancorp Inc/KY, Cl A	1,998	89
Republic First Bancorp Inc *	9,800	20
Rithm Capital Corp ‡	90,188	821
RLI Corp	8,282	1,142
Robinhood Markets Inc, Cl A *	115,800	1,166
Rocket Cos Inc, Cl A (A)	21,000	165
Ryan Specialty Holdings Inc, Cl A *	17,400	733
S&T Bancorp Inc	8,332	310
Safety Insurance Group Inc	3,131	253
Sandy Spring Bancorp Inc	10,110	333
Sculptor Capital Management Inc, Cl A	5,700	51
Seacoast Banking Corp of Florida	14,981	457
SEI Investments Co †	20,819	1,254
Selective Insurance Group Inc	12,284	1,247
Selectquote Inc *	28,700	67
ServisFirst Bancshares Inc	10,600	784
Shore Bancshares Inc	2,000	34
Sierra Bancorp	2,978	60
Silvergate Capital Corp, Cl A *(A)	7,000	97
Simmons First National Corp, Cl A	25,753	573
SiriusPoint Ltd *	20,200	143
SLM Corp	52,820	760
SmartFinancial Inc	3,100	85
SoFi Technologies Inc *	169,100	1,116
South Plains Financial Inc	2,400	63
Southern First Bancshares Inc *	1,491	60
Southern Missouri Bancorp Inc	1,900	88
Southside Bancshares Inc	6,762	258
SouthState Corp	15,484	1,249
Starwood Property Trust Inc ‡	60,580	1,161
Stellar Bancorp Inc	9,840	288
StepStone Group Inc, Cl A	10,500	300
Stewart Information Services Corp	5,841	248
Stifel Financial Corp	20,473	1,368
Stock Yards Bancorp Inc	6,502	381
StoneX Group Inc *	3,768	380
Summit Financial Group Inc	2,600	66
Synovus Financial Corp	29,892	1,250
Texas Capital Bancshares Inc *	10,023	664
TFS Financial Corp	12,343	179
Third Coast Bancshares Inc *	800	15
Tiptree Inc	5,100	82
Tompkins Financial Corp	2,705	202
Towne Bank/Portsmouth VA	13,867	421
TPG RE Finance Trust Inc ‡	14,400	122
Tradeweb Markets Inc, Cl A	21,500	1,524
Trean Insurance Group Inc *	3,800	23
TriCo Bancshares	6,909	349
Triumph Financial Inc *	5,200	316

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trupanion Inc *	8,600	$511
TrustCo Bank Corp NY	4,325	162
Trustmark Corp	12,639	372
Two Harbors Investment Corp ‡	20,110	333
UMB Financial Corp	9,345	847
Umpqua Holdings Corp	45,931	811
United Bankshares Inc/WV	26,156	1,066
United Community Banks Inc/GA	21,618	716
United Fire Group Inc	4,171	119
Unity Bancorp Inc	2,800	74
Universal Insurance Holdings Inc	5,900	114
Univest Financial Corp	7,415	209
Unum Group	40,900	1,822
Upstart Holdings Inc *(A)	14,400	267
UWM Holdings Corp (A)	20,000	85
Valley National Bancorp	91,668	1,062
Value Line Inc	300	15
Velocity Financial Inc *	1,800	17
Veritex Holdings Inc	10,839	289
Victory Capital Holdings Inc, Cl A	2,200	75
Virtu Financial Inc, Cl A	19,100	351
Virtus Investment Partners Inc	1,158	244
Voya Financial Inc	19,400	1,445
Walker & Dunlop Inc	6,423	560
Washington Federal Inc	13,436	471
Washington Trust Bancorp Inc	3,870	163
Waterstone Financial Inc	4,000	64
Webster Financial Corp	35,429	1,882
WesBanco Inc	12,109	438
West BanCorp Inc	3,785	80
Westamerica BanCorp	4,955	273
Western Alliance Bancorp	22,061	1,638
White Mountains Insurance Group Ltd	462	667
Wintrust Financial Corp	12,449	1,147
WisdomTree Inc	34,575	206
World Acceptance Corp *(A)	976	91
WSFS Financial Corp	13,212	659

		205,112
Health Care — 12.6%
10X Genomics Inc, Cl A *	18,100	860
23andMe Holding Co, Cl A *(A)	45,800	115
2seventy bio Inc *	8,200	111
4D Molecular Therapeutics Inc *	7,700	148
AbCellera Biologics Inc *(A)	40,500	340
Absci Corp *(A)	16,500	35
Acadia Healthcare Co Inc *	18,587	1,348
ACADIA Pharmaceuticals Inc *	24,500	507
Accolade Inc *	11,200	124
Aclaris Therapeutics Inc *	15,900	198
AdaptHealth Corp, Cl A *	15,400	246
Adaptive Biotechnologies Corp *	23,700	203

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Addus HomeCare Corp *	2,600	$282
Adicet Bio Inc *	4,500	35
ADMA Biologics Inc *	40,800	145
Aerovate Therapeutics Inc *	2,200	54
Affimed NV *	27,377	25
Agenus Inc *	57,300	118
Agiliti Inc *	6,100	116
agilon health Inc *	37,300	791
Agios Pharmaceuticals Inc *	12,800	324
AirSculpt Technologies Inc (A)	1,400	9
Akero Therapeutics Inc *	6,200	282
Akoya Biosciences Inc *	1,600	18
Alector Inc *	13,000	111
Alignment Healthcare *	17,000	169
Alkermes PLC *	33,053	884
Allogene Therapeutics Inc *	20,200	128
Allovir Inc *	7,300	49
Alnylam Pharmaceuticals Inc *	25,189	4,822
Alpha Teknova Inc *	1,500	8
Alphatec Holdings Inc *	10,500	156
Alpine Immune Sciences Inc *	2,500	20
ALX Oncology Holdings Inc *	4,300	28
Amedisys Inc *	6,771	623
American Well Corp, Cl A *	43,300	121
Amicus Therapeutics Inc *	59,100	780
AMN Healthcare Services Inc *	9,209	829
Amneal Pharmaceuticals Inc *	23,588	49
Amphastar Pharmaceuticals Inc *	8,300	264
Amylyx Pharmaceuticals Inc *	9,000	313
AnaptysBio Inc *	4,800	120
Anavex Life Sciences Corp *(A)	15,300	146
AngioDynamics Inc *	8,570	106
ANI Pharmaceuticals Inc *	2,500	105
Anika Therapeutics Inc *	3,070	97
Apellis Pharmaceuticals Inc *	18,500	1,211
Apollo Medical Holdings Inc *	8,600	300
Arbutus Biopharma Corp *	16,700	46
Arcellx Inc *	4,700	132
Arcturus Therapeutics Holdings Inc *	5,500	89
Arcus Biosciences Inc *	10,600	193
Arcutis Biotherapeutics Inc *	7,000	113
Arrowhead Pharmaceuticals Inc *	20,800	672
Artivion Inc *	8,545	113
Arvinas Inc *	10,700	328
Atara Biotherapeutics Inc *	20,600	83
Atea Pharmaceuticals Inc *	15,000	53
Athira Pharma Inc *	4,800	15
AtriCure Inc *	10,320	397
Atrion Corp	330	187
Aura Biosciences Inc *	2,200	22
Aurinia Pharmaceuticals Inc *	31,700	288
Avanos Medical Inc *	7,300	205

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avantor Inc *	125,851	$3,067
Aveanna Healthcare Holdings Inc *	10,800	13
Avid Bioservices Inc *	13,800	227
Avidity Biosciences Inc *	9,500	225
Avista Public Acquisition Corp II, Cl W *(A)	16,797	70
Axogen Inc *	9,085	75
Axonics Inc *	10,500	631
Axsome Therapeutics Inc *	6,500	443
Azenta Inc	15,603	685
Beam Therapeutics Inc *	13,500	543
Berkeley Lights Inc *	10,700	19
BioCryst Pharmaceuticals Inc *	41,300	366
Biohaven Ltd *(A)	9,850	151
BioLife Solutions Inc *	7,900	184
BioMarin Pharmaceutical Inc *	37,546	3,739
Bionano Genomics Inc *(A)	63,500	85
Bioventus Inc, Cl A *	6,639	14
Bioxcel Therapeutics Inc *	3,900	125
Bluebird Bio Inc *	14,400	75
Blueprint Medicines Corp *	13,200	559
Bridgebio Pharma Inc *	22,935	262
Brookdale Senior Living Inc, Cl A *	42,209	136
Bruker Corp	21,932	1,512
Butterfly Network Inc *(A)	31,800	78
C4 Therapeutics Inc *	8,100	43
Cano Health Inc *(A)	32,300	53
Cara Therapeutics Inc *	9,400	96
Cardiovascular Systems Inc *	8,425	166
CareDx Inc *	11,500	193
CareMax Inc *	13,900	60
Caribou Biosciences Inc *	15,100	92
Cassava Sciences Inc *(A)	8,700	215
Castle Biosciences Inc *	4,600	116
Catalyst Pharmaceuticals Inc *	19,700	301
Celldex Therapeutics Inc *	10,300	441
Century Therapeutics Inc *	2,500	11
Cerevel Therapeutics Holdings Inc *	12,400	331
Certara Inc *	23,764	431
Cerus Corp *	38,497	110
Chemed Corp	3,045	1,588
Chimerix Inc *	20,300	32
Chinook Therapeutics Inc *	10,960	239
Clover Health Investments Corp, Cl A *	93,800	124
Codexis Inc *	13,961	68
Cogent Biosciences Inc *	14,000	185
Coherus Biosciences Inc *	14,800	100
Collegium Pharmaceutical Inc *	7,800	207
Community Health Systems Inc *	28,329	172
Computer Programs and Systems Inc *	3,302	99
CONMED Corp	5,708	549
Corcept Therapeutics Inc *	19,200	400
CorVel Corp *	1,934	349

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crinetics Pharmaceuticals Inc *	10,300	$202
Cross Country Healthcare Inc *	7,179	190
CryoPort Inc *	9,400	204
CTI BioPharma Corp *(A)	23,900	131
Cue Health Inc *	26,000	56
Cullinan Oncology Inc *	7,700	87
Cutera Inc *	3,900	126
Cytek Biosciences Inc *	23,200	239
Cytokinetics Inc *	16,700	724
Day One Biopharmaceuticals Inc *(A)	7,000	129
Deciphera Pharmaceuticals Inc *	8,900	129
Definitive Healthcare Corp, Cl A *	7,300	83
Denali Therapeutics Inc *	20,900	567
Design Therapeutics Inc *	7,800	55
DICE Therapeutics Inc *	6,400	191
DocGo Inc *	13,700	125
Doximity Inc, Cl A *	24,000	807
Dynavax Technologies Corp, Cl A *	23,889	246
Dyne Therapeutics Inc *	6,100	79
Eagle Pharmaceuticals Inc/DE *	2,700	76
Edgewise Therapeutics Inc *	8,300	80
Editas Medicine Inc, Cl A *	15,400	139
Eiger BioPharmaceuticals Inc *	5,600	11
Elanco Animal Health Inc *	92,100	1,056
Embecta Corp	13,100	419
Emergent BioSolutions Inc *	10,984	136
Enanta Pharmaceuticals Inc *	4,700	228
Encompass Health Corp	19,741	1,116
Enhabit Inc *	10,870	167
Enovis Corp *	10,663	614
Ensign Group Inc/The	11,036	988
Envista Holdings Corp *	32,700	1,264
EQRx Inc *	44,100	100
Erasca Inc *	14,600	53
Esperion Therapeutics Inc *	13,600	84
Evolent Health Inc, Cl A *	17,100	599
Evolus Inc *	11,000	100
Exact Sciences Corp *	36,626	2,283
Exelixis Inc *	65,300	1,115
EyePoint Pharmaceuticals Inc *(A)	4,500	15
Fate Therapeutics Inc *	18,600	114
FibroGen Inc *	19,000	422
Figs Inc, Cl A *	24,600	227
Foghorn Therapeutics Inc *(A)	4,200	24
Fulcrum Therapeutics Inc *	5,100	31
Fulgent Genetics Inc *	4,700	154
GeneDx Holdings Corp, Cl A *	35,500	18
Generation Bio Co *	9,900	39
Geron Corp *	71,070	198
Glaukos Corp *	9,049	427
Globus Medical Inc, Cl A *	16,300	951
Gossamer Bio Inc *(A)	13,600	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guardant Health Inc *	20,000	$618
Haemonetics Corp *	10,347	805
Halozyme Therapeutics Inc *	27,658	1,327
Harmony Biosciences Holdings Inc *	5,300	233
Health Catalyst Inc *	12,300	172
HealthEquity Inc *	17,100	1,114
HealthStream Inc	5,964	153
Heron Therapeutics Inc *	20,900	50
Heska Corp *	2,200	179
HilleVax Inc *	800	13
Hims & Hers Health Inc *	19,700	222
Horizon Therapeutics Plc *	45,803	5,015
Icosavax Inc *	2,900	24
ICU Medical Inc *	3,927	670
Ideaya Biosciences Inc *	7,400	131
IGM Biosciences Inc *	1,200	25
ImmunityBio Inc *(A)	13,700	33
ImmunoGen Inc *	50,852	197
Immunovant Inc *	10,200	178
Inari Medical Inc *	10,200	574
Inhibrx Inc *	6,100	147
Innovage Holding Corp *	3,900	30
Innoviva Inc *	14,609	176
Inogen Inc *	4,100	64
Inotiv Inc *	2,800	21
Inovio Pharmaceuticals Inc *	42,500	54
Insmed Inc *	26,900	548
Inspire Medical Systems Inc *	5,700	1,482
Instil Bio Inc *	11,600	9
Insulet Corp *	14,008	3,871
Integer Holdings Corp *	6,130	460
Integra LifeSciences Holdings Corp *	15,304	851
Intellia Therapeutics Inc *	16,400	659
Intercept Pharmaceuticals Inc *	5,876	119
Intra-Cellular Therapies Inc *	19,400	951
Invitae Corp *(A)	45,000	97
Invivyd Inc *(A)	4,500	8
Ionis Pharmaceuticals Inc *	27,694	994
Iovance Biotherapeutics Inc *	35,200	257
iRadimed Corp	1,100	42
iRhythm Technologies Inc *	6,300	741
Ironwood Pharmaceuticals Inc, Cl A *	27,354	308
iTeos Therapeutics Inc *	4,600	81
IVERIC bio Inc *	25,600	532
Janux Therapeutics Inc *	2,800	47
Jazz Pharmaceuticals PLC *	12,700	1,783
Joint Corp/The *	3,000	47
Jounce Therapeutics Inc *	7,600	9
KalVista Pharmaceuticals Inc *	4,700	34
Karuna Therapeutics Inc *	6,400	1,276
Karyopharm Therapeutics Inc *	16,200	49
Keros Therapeutics Inc *	3,600	192

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kezar Life Sciences Inc *	7,900	$50
Kiniksa Pharmaceuticals Ltd, Cl A *	6,700	86
Kinnate Biopharma Inc *	7,700	41
Kodiak Sciences Inc *	7,600	49
Kronos Bio Inc *	8,400	15
Krystal Biotech Inc *	4,300	352
Kura Oncology Inc *	13,700	163
Kymera Therapeutics Inc *	7,600	239
Lantheus Holdings Inc *	13,100	969
LeMaitre Vascular Inc	4,200	210
Lexicon Pharmaceuticals Inc *	17,105	39
LifeStance Health Group Inc *(A)	13,300	68
Ligand Pharmaceuticals Inc *	3,428	247
Liquidia Corp *	10,700	81
LivaNova PLC *	11,200	530
Lyell Immunopharma Inc *	33,800	73
MacroGenics Inc *	12,600	77
Madrigal Pharmaceuticals Inc *	2,700	732
MannKind Corp *	56,200	297
Maravai LifeSciences Holdings Inc, Cl A *	25,018	369
Masimo Corp *	9,493	1,588
MaxCyte Inc *	20,500	93
Medpace Holdings Inc *	5,400	1,047
MeiraGTx Holdings Plc *	6,700	52
Merit Medical Systems Inc *	11,275	796
Mersana Therapeutics Inc *	15,600	95
Mesa Laboratories Inc	1,100	194
MiMedx Group Inc *	26,300	127
Mirati Therapeutics Inc *	8,600	394
Mirum Pharmaceuticals Inc *	3,700	87
ModivCare Inc *	2,458	241
Monte Rosa Therapeutics Inc *	8,900	54
Morphic Holding Inc *	4,500	191
Multiplan Corp *	84,900	86
Myriad Genetics Inc *	18,426	349
NanoString Technologies Inc *	10,000	98
Nano-X Imaging Ltd, Cl X *(A)	11,200	82
Natera Inc *	19,300	937
National HealthCare Corp	2,994	167
National Research Corp, Cl A	3,212	145
Nektar Therapeutics, Cl A *	40,700	56
Neogen Corp *	42,512	752
NeoGenomics Inc *	25,500	430
Neurocrine Biosciences Inc *	19,500	2,010
Nevro Corp *	7,800	245
NextGen Healthcare Inc *	13,015	236
NGM Biopharmaceuticals Inc *	7,200	34
Nkarta Inc *	7,474	31
Novavax Inc *(A)	17,168	159
Novocure Ltd *	21,000	1,616
Nurix Therapeutics Inc *	10,000	94
Nutex Health Inc *(A)	74,600	102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nuvalent Inc, Cl A *(A)	4,700	$142
NuVasive Inc *	11,678	505
Nuvation Bio Inc *(A)	34,000	66
Oak Street Health Inc *	22,400	793
Ocugen Inc *(A)	43,100	43
Ocular Therapeutix Inc *	18,400	111
Omnicell Inc *	9,312	507
OPKO Health Inc *(A)	93,184	106
OptimizeRx Corp *	4,000	71
Option Care Health Inc *	33,327	1,022
OraSure Technologies Inc *	19,939	126
Organogenesis Holdings Inc, Cl A *	12,321	30
Orthofix Medical Inc *	4,153	86
OrthoPediatrics Corp *	2,800	123
Outlook Therapeutics Inc *(A)	18,700	20
Outset Medical Inc *	10,800	246
Owens & Minor Inc	16,439	252
Pacific Biosciences of California Inc *	43,700	397
Pacira BioSciences Inc *	9,945	423
Paragon 28 Inc *	11,500	203
Patterson Cos Inc	19,200	509
Pediatrix Medical Group Inc *	17,356	273
Pennant Group Inc/The *	6,468	97
Penumbra Inc *	7,300	1,898
Perrigo Co PLC	28,800	1,085
PetIQ Inc, Cl A *	6,000	56
Phathom Pharmaceuticals Inc *(A)	5,900	51
Phibro Animal Health Corp, Cl A	4,800	75
Phreesia Inc *	11,200	412
PMV Pharmaceuticals Inc *	6,200	45
Point Biopharma Global Inc, Cl A *(A)	19,100	143
Praxis Precision Medicines Inc *	8,800	27
Precigen Inc *	21,300	27
Premier Inc, Cl A	25,300	814
Prestige Consumer Healthcare Inc *	9,879	595
Privia Health Group Inc *	9,600	268
PROCEPT BioRobotics Corp *(A)	4,600	172
Progyny Inc *	15,000	563
Prometheus Biosciences Inc *	6,800	832
Protagonist Therapeutics Inc *	10,100	164
Prothena Corp PLC *	6,900	385
Provention Bio Inc *	10,100	84
PTC Therapeutics Inc *	13,100	572
Pulmonx Corp *	6,600	74
QIAGEN NV *	47,183	2,168
Quanterix Corp *	7,000	77
Quantum-Si Inc *	21,500	39
QuidelOrtho Corp *	10,071	876
R1 RCM Inc *	33,000	469
RadNet Inc *	11,000	259
Rallybio Corp *	700	6
RAPT Therapeutics Inc *	5,700	168

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reata Pharmaceuticals Inc, Cl A *	5,900	$184
Recursion Pharmaceuticals Inc, Cl A *	27,400	223
REGENXBIO Inc *	9,300	207
Relay Therapeutics Inc *	15,500	250
Relmada Therapeutics Inc *	6,000	22
Repligen Corp *	11,622	2,027
Replimune Group Inc *	7,600	166
Revance Therapeutics Inc *	15,800	548
REVOLUTION Medicines Inc *	16,300	436
Rigel Pharmaceuticals Inc *	37,059	56
Rocket Pharmaceuticals Inc *	8,500	163
Royalty Pharma PLC, Cl A	77,300	2,771
RxSight Inc *(A)	4,500	62
Sage Therapeutics Inc *	10,700	446
Sana Biotechnology Inc *(A)	18,300	67
Sangamo Therapeutics Inc *	28,370	87
Sarepta Therapeutics Inc *	17,700	2,162
Schrodinger Inc/United States *	12,200	265
Scilex Holding Co - Restricted *(A)	12,212	124
Seagen Inc *	27,800	4,995
Seer Inc, Cl A *	8,800	36
Select Medical Holdings Corp	21,565	586
Senseonics Holdings Inc *(A)	96,400	100
Seres Therapeutics Inc *	15,900	80
Sharecare Inc *	64,600	151
Shockwave Medical Inc *	7,100	1,351
SI-BONE Inc *	7,300	144
SIGA Technologies Inc	10,000	69
Sight Sciences Inc *	2,400	26
Signify Health Inc, Cl A *	16,000	461
Silk Road Medical Inc *	7,600	403
Simulations Plus Inc	3,900	148
Singular Genomics Systems Inc *	2,500	5
SomaLogic Inc *	37,300	95
Sotera Health Co *	16,924	282
SpringWorks Therapeutics Inc *	6,700	214
STAAR Surgical Co *	9,678	536
Stoke Therapeutics Inc *	4,300	38
Supernus Pharmaceuticals Inc *	11,300	425
Surgery Partners Inc *	8,600	288
Surmodics Inc *	3,044	67
Sutro Biopharma Inc *	9,400	53
Syndax Pharmaceuticals Inc *	10,100	256
Syneos Health Inc, Cl A *	21,100	849
Tactile Systems Technology Inc *	4,900	71
Talaris Therapeutics Inc *	6,800	13
Tandem Diabetes Care Inc *	14,100	506
Tango Therapeutics Inc *	5,100	27
Tarsus Pharmaceuticals Inc *	2,600	40
Teladoc Health Inc *	30,840	817
Tenaya Therapeutics Inc *	3,000	9
Tenet Healthcare Corp *	21,100	1,235

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TG Therapeutics Inc *	29,500	$473
Theravance Biopharma Inc *	12,845	139
Theseus Pharmaceuticals Inc *(A)	2,500	23
TransMedics Group Inc *	6,200	496
Travere Therapeutics Inc *	13,800	306
Treace Medical Concepts Inc *	6,200	133
Twist Bioscience Corp *	12,300	239
Tyra Biosciences Inc *	2,600	34
UFP Technologies Inc *	900	106
Ultragenyx Pharmaceutical Inc *	12,500	556
United Therapeutics Corp *	9,264	2,279
US Physical Therapy Inc	2,826	286
Utah Medical Products Inc	1,000	92
Vanda Pharmaceuticals Inc *	11,800	76
Varex Imaging Corp *	8,600	152
Vaxart Inc *(A)	29,300	23
Vaxcyte Inc *	15,200	623
VBI Vaccines Inc *	36,900	18
Veeva Systems Inc, Cl A *	28,693	4,753
Ventyx Biosciences Inc *(A)	6,000	260
Vera Therapeutics Inc, Cl A *(A)	1,500	11
Veracyte Inc *	16,300	401
Veradigm Inc *	22,053	366
Vericel Corp *	10,600	322
Verve Therapeutics Inc *	10,000	190
Vicarious Surgical Inc *(A)	12,000	34
ViewRay Inc *	29,700	128
Vir Biotechnology Inc *	16,500	376
Viridian Therapeutics Inc *	6,300	206
VistaGen Therapeutics Inc *	53,300	9
Xencor Inc *	10,000	321
Xeris Biopharma Holdings Inc *	29,100	40
Y-mAbs Therapeutics Inc *	8,800	33
Zentalis Pharmaceuticals Inc *	10,300	195
Zimvie Inc *	4,800	55
Zynex Inc *	4,180	54

		160,458
Industrials — 15.9%
3D Systems Corp *	27,947	274
AAON Inc	9,350	850
AAR Corp *	7,429	404
ABM Industries Inc	13,955	676
ACCO Brands Corp	22,029	125
Acuity Brands Inc	6,425	1,246
ACV Auctions Inc, Cl A *	19,200	235
Advanced Drainage Systems Inc	13,400	1,189
AECOM	27,348	2,362
Aerojet Rocketdyne Holdings Inc *	16,679	940
AeroVironment Inc *	5,125	439
AerSale Corp *	1,900	38
AGCO Corp	12,423	1,749

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Air Lease Corp, Cl A	22,031	$954
Air Transport Services Group Inc *	11,236	235
Alamo Group Inc	2,035	371
Albany International Corp, Cl A	5,798	585
Alight Inc, Cl A *	70,700	679
Allegiant Travel Co, Cl A *	3,450	354
Allied Motion Technologies Inc	2,650	114
Allison Transmission Holdings Inc, Cl A	18,276	868
Alta Equipment Group Inc	4,403	83
Altra Industrial Motion Corp	12,689	781
Ameresco Inc, Cl A *	7,079	311
American Woodmark Corp *	3,984	203
API Group Corp *	43,300	1,017
Apogee Enterprises Inc	3,911	179
Applied Industrial Technologies Inc	7,561	1,080
ArcBest Corp	4,590	442
Archer Aviation Inc, Cl A *	32,200	95
Arcosa Inc	8,913	540
Argan Inc	2,979	116
Aris Water Solution Inc, Cl A	4,200	59
Armstrong World Industries Inc	9,877	779
Array Technologies Inc *	28,987	543
ASGN Inc *	9,469	841
Astec Industries Inc	5,163	232
Astronics Corp *	3,874	59
Astronics Corp, Cl B *	2,395	35
Atkore Inc *	8,700	1,270
Atlas Air Worldwide Holdings Inc *	5,869	592
Atlas Technical Consultants Inc *	2,900	35
Avis Budget Group Inc *	5,160	1,133
Axon Enterprise Inc *	13,969	2,798
AZEK Co Inc/The, Cl A *	21,500	518
AZZ Inc	5,796	236
Babcock & Wilcox Enterprises Inc *	11,900	77
Barnes Group Inc	8,952	377
Barrett Business Services Inc	1,634	157
Beacon Roofing Supply Inc *	10,570	687
Blade Air Mobility Inc *(A)	12,600	59
Blink Charging Co *(A)	8,500	77
Bloom Energy Corp, Cl A *	36,800	798
Blue Bird Corp *	4,392	89
BlueLinx Holdings Inc *	1,900	160
Boise Cascade Co	7,770	537
Booz Allen Hamilton Holding Corp, Cl A	27,165	2,573
Brady Corp, Cl A	8,827	487
BrightView Holdings Inc *	9,600	61
Brink's Co/The	9,706	633
Brookfield Business Corp, Cl A (A)	6,500	126
Builders FirstSource Inc *	30,051	2,548
BWX Technologies Inc	18,824	1,150
CACI International Inc, Cl A *	4,832	1,416
Cadre Holdings Inc	3,700	79

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Caesarstone Ltd	4,600	$27
Carlisle Cos Inc	10,477	2,705
Casella Waste Systems Inc, Cl A *	10,591	824
CBIZ Inc *	10,045	503
ChargePoint Holdings Inc *(A)	55,200	627
Chart Industries Inc *	8,572	1,144
Cimpress PLC *(A)	4,299	151
CIRCOR International Inc *	3,715	109
Clarivate PLC *	100,700	1,020
Clean Harbors Inc *	10,076	1,331
Columbus McKinnon Corp/NY	6,165	229
Comfort Systems USA Inc	7,491	1,089
CompX International Inc	400	8
Concrete Pumping Holdings Inc *	3,900	30
Construction Partners Inc, Cl A *	7,400	200
Copa Holdings SA, Cl A *	5,928	548
Core & Main Inc, Cl A *	14,500	338
CoreCivic Inc *‡	27,302	265
Costamare Inc	11,500	121
Covenant Logistics Group Inc, Cl A	1,400	49
CRA International Inc	1,705	212
Crane Holdings Co	9,729	1,165
CSW Industrials Inc	3,000	425
Curtiss-Wright Corp	7,978	1,394
Custom Truck One Source Inc *(A)	14,400	104
Daseke Inc *	7,700	63
Deluxe Corp	10,154	187
Desktop Metal Inc, Cl A *(A)	41,564	63
Donaldson Co Inc	25,146	1,590
Douglas Dynamics Inc	5,222	195
Driven Brands Holdings Inc *	12,800	358
Ducommun Inc *	2,400	129
Dun & Bradstreet Holdings Inc	50,600	608
DXP Enterprises Inc/TX *	4,162	120
Dycom Industries Inc *	6,007	506
Eagle Bulk Shipping Inc	2,913	190
EMCOR Group Inc	9,287	1,553
Encore Wire Corp	3,803	734
Energy Recovery Inc *	12,100	267
Energy Vault Holdings Inc *(A)	13,900	46
Enerpac Tool Group Corp, Cl A	10,942	295
EnerSys	8,483	769
Ennis Inc	5,288	115
Enovix Corp *(A)	22,200	205
EnPro Industries Inc	4,068	437
Esab Corp	10,662	625
ESCO Technologies Inc	5,277	492
ESS Tech Inc *(A)	18,100	33
Evoqua Water Technologies Corp *	23,940	1,163
Exponent Inc	9,872	1,016
Federal Signal Corp	11,847	625
First Advantage Corp *	11,600	168

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flowserve Corp	26,000	$902
Fluence Energy Inc, Cl A *	7,300	136
Fluor Corp *	30,100	1,104
Forrester Research Inc *	2,464	81
Fortune Brands Innovations Inc	26,400	1,635
Forward Air Corp	5,318	549
Franklin Covey Co *	3,304	155
Franklin Electric Co Inc	9,781	935
Frontier Group Holdings Inc *	9,200	108
FTC Solar Inc *	4,100	13
FTI Consulting Inc *	6,768	1,243
FuelCell Energy Inc *	85,700	286
Gates Industrial Corp PLC *	21,200	298
GATX Corp	7,152	780
Genco Shipping & Trading Ltd	7,300	139
GEO Group Inc/The *	21,385	187
Gibraltar Industries Inc *	5,560	297
Global Industrial Co	2,900	82
GMS Inc *	7,700	467
Golden Ocean Group Ltd (A)	29,000	301
Gorman-Rupp Co/The	5,777	161
Graco Inc	34,605	2,406
GrafTech International Ltd	46,100	260
Granite Construction Inc	7,734	334
Great Lakes Dredge & Dock Corp *	14,980	86
Greenbrier Cos Inc/The	7,123	229
Griffon Corp	9,237	337
GXO Logistics Inc *	22,390	1,110
H&E Equipment Services Inc	5,325	296
Harsco Corp *	16,828	142
Hawaiian Holdings Inc *	12,480	140
Hayward Holdings Inc *	11,600	143
Healthcare Services Group Inc	17,339	230
Heartland Express Inc	9,772	158
HEICO Corp	9,118	1,510
HEICO Corp, Cl A	16,582	2,158
Heidrick & Struggles International Inc	4,552	156
Helios Technologies Inc	7,277	493
Herc Holdings Inc	4,867	699
Heritage-Crystal Clean Inc *	3,100	112
Hertz Global Holdings Inc *	37,000	685
Hexcel Corp	17,298	1,262
Hillenbrand Inc	14,480	683
Hillman Solutions Corp *	32,100	285
HireRight Holdings Corp *	5,200	57
HNI Corp	6,449	202
Hub Group Inc, Cl A *	6,762	620
Hubbell Inc, Cl B	11,089	2,789
Hudson Technologies Inc *	5,300	54
Huron Consulting Group Inc *	3,911	275
Hydrofarm Holdings Group Inc *	8,200	16
Hyliion Holdings Corp *	27,400	78

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hyster-Yale Materials Handling Inc	2,002	$78
Hyzon Motors Inc *(A)	20,500	27
IAA Inc *	26,229	1,073
ICF International Inc	4,168	415
IES Holdings Inc *	1,700	72
Insperity Inc	7,624	946
Insteel Industries Inc	4,141	123
Interface Inc, Cl A	14,045	124
ITT Inc	17,363	1,578
Janus International Group Inc *	20,400	212
JELD-WEN Holding Inc *	13,400	176
JetBlue Airways Corp *	63,181	524
Joby Aviation Inc *(A)	59,800	281
John Bean Technologies Corp	6,331	702
Kadant Inc	2,125	456
Kaman Corp	6,573	171
KAR Auction Services Inc *	22,429	321
Karat Packaging Inc	1,000	16
KBR Inc	28,845	1,590
Kelly Services Inc, Cl A	7,995	134
Kennametal Inc	15,814	448
Kforce Inc	4,537	284
Kimball International Inc, Cl B	7,025	49
Kirby Corp *	12,726	923
Knight-Swift Transportation Holdings Inc, Cl A	31,727	1,803
Korn Ferry	10,858	607
Kratos Defense & Security Solutions Inc *	24,316	308
Landstar System Inc	7,544	1,364
Legalzoom.com Inc *(A)	21,900	179
Lennox International Inc	6,529	1,664
Li-Cycle Holdings Corp *(A)	32,100	195
Lincoln Electric Holdings Inc	11,733	1,970
Lindsay Corp	2,527	380
Liquidity Services Inc *	5,922	75
Luxfer Holdings PLC	7,600	126
Lyft Inc, Cl A *	68,500	685
Manitowoc Co Inc/The *	7,787	147
ManpowerGroup Inc	9,956	845
Markforged Holding Corp *(A)	24,700	33
Marten Transport Ltd	9,729	215
Masonite International Corp *	4,200	373
MasTec Inc *	11,982	1,171
Masterbrand Inc *	20,000	195
Matson Inc	7,852	522
Matthews International Corp, Cl A	6,813	260
Maxar Technologies Inc	14,324	738
McGrath RentCorp	4,548	468
MDU Resources Group Inc	41,932	1,336
Mercury Systems Inc *	9,423	493
Microvast Holdings Inc *	44,900	58
Middleby Corp/The *	10,825	1,683

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Miller Industries Inc/TN	2,311	$64
MillerKnoll Inc	16,907	404
Montrose Environmental Group Inc *	5,900	287
Moog Inc, Cl A	5,624	555
MRC Global Inc *	18,112	203
MSA Safety Inc	7,844	1,054
MSC Industrial Direct Co Inc, Cl A	9,003	761
Mueller Industries Inc	11,808	873
Mueller Water Products Inc, Cl A	28,612	397
MYR Group Inc *	3,079	371
National Presto Industries Inc	1,091	75
Nikola Corp *(A)	66,200	147
NL Industries Inc	2,000	15
Northwest Pipe Co *	2,600	100
NOW Inc *	25,100	323
NuScale Power Corp *(A)	6,900	71
NV5 Global Inc *	3,000	316
nVent Electric PLC	32,900	1,508
Omega Flex Inc	600	70
Oshkosh Corp	13,617	1,215
Owens Corning	18,760	1,835
PAM Transportation Services Inc *	1,600	46
Park Aerospace Corp	5,082	83
Parsons Corp *	7,700	347
PGT Innovations Inc *	12,300	260
Pitney Bowes Inc	41,300	179
Planet Labs PBC *	38,700	178
Plug Power Inc *(A)	109,100	1,622
Powell Industries Inc	1,364	61
Preformed Line Products Co	690	62
Primoris Services Corp	8,647	238
Proterra Inc *(A)	38,100	160
Proto Labs Inc *	6,099	192
Quanex Building Products Corp	6,965	181
Radiant Logistics Inc *	12,400	70
RBC Bearings Inc *	5,595	1,286
Regal Rexnord Corp	13,338	2,103
Resideo Technologies Inc *	29,000	532
Resources Connection Inc	6,981	126
REV Group Inc	8,400	98
Rocket Lab USA Inc *	52,300	235
Rush Enterprises Inc, Cl A	7,698	436
Rush Enterprises Inc, Cl B	2,000	120
RXO Inc *	21,890	450
Ryder System Inc	10,400	1,018
Safe Bulkers Inc	12,300	46
Saia Inc *	5,292	1,433
Sarcos Technology & Robotics Corp *	17,000	11
Schneider National Inc, Cl B	11,200	314
Science Applications International Corp	11,276	1,202
Sensata Technologies Holding PLC	31,900	1,614
Shoals Technologies Group Inc, Cl A *	27,200	667

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shyft Group Inc/The	7,900	$205
Simpson Manufacturing Co Inc	9,143	986
SiteOne Landscape Supply Inc *	8,800	1,305
Skillsoft Corp *	9,600	15
SkyWest Inc *	11,322	216
SP Plus Corp *	4,298	146
Spirit AeroSystems Holdings Inc, Cl A	20,275	693
Spirit Airlines Inc	22,647	415
SPX Technologies Inc *	8,394	591
Standex International Corp	2,729	316
Steelcase Inc, Cl A	20,157	159
Stem Inc *	32,700	267
Stericycle Inc *	18,400	877
Sterling Check Corp *	3,600	46
Sterling Infrastructure Inc *	6,300	242
Sun Country Airlines Holdings Inc *	8,800	176
SunPower Corp, Cl A *	18,336	275
Sunrun Inc *	43,810	1,053
Tennant Co	4,138	293
Terex Corp	12,770	756
Tetra Tech Inc	11,142	1,525
Textainer Group Holdings Ltd	6,953	229
Thermon Group Holdings Inc *	6,882	182
Timken Co/The	12,009	1,026
Titan International Inc *	10,800	134
Titan Machinery Inc *	4,312	197
Toro Co/The	21,700	2,397
TPI Composites Inc *	7,500	87
Transcat Inc *	1,600	144
TransUnion	40,194	2,630
Trex Co Inc *	22,760	1,164
TriNet Group Inc *	7,800	646
Trinity Industries Inc	17,742	495
Triton International Ltd	11,384	785
Triumph Group Inc *	14,496	183
TrueBlue Inc *	8,328	156
TuSimple Holdings Inc, Cl A *	30,000	58
Tutor Perini Corp *	8,051	65
Uber Technologies Inc *	397,022	13,205
UFP Industries Inc	11,865	1,015
U-Haul Holding Co	1,900	122
U-Haul Holding Co, Cl B	17,100	951
UniFirst Corp/MA	2,740	537
Univar Solutions Inc *	32,250	1,121
Universal Logistics Holdings Inc	1,900	56
Upwork Inc *	26,500	301
V2X Inc *	2,679	124
Valmont Industries Inc	4,114	1,306
Velo3D Inc *(A)	21,200	67
Veritiv Corp	2,699	409
Vertiv Holdings Co, Cl A	64,900	1,055
Viad Corp *	4,271	110

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vicor Corp *	4,900	$230
View Inc *(A)	31,300	20
Virgin Galactic Holdings Inc *	51,300	294
VSE Corp	2,500	144
Wabash National Corp	8,041	220
Watsco Inc	6,759	2,060
Watts Water Technologies Inc, Cl A	5,756	1,009
Werner Enterprises Inc	11,690	543
WESCO International Inc	8,865	1,468
Wheels Up Experience Inc *	19,200	21
Willdan Group Inc *	2,400	43
WillScot Mobile Mini Holdings Corp, Cl A *	41,811	2,149
Woodward Inc	12,142	1,202
XPO Inc *	21,890	730
Zurn Water Solutions Corp	22,926	527

		202,593
Information Technology — 19.2%
8x8 Inc *	25,314	135
908 Devices Inc *(A)	5,300	48
A10 Networks Inc	13,400	204
ACI Worldwide Inc *	23,812	616
ACM Research Inc, Cl A *	12,000	125
Adeia Inc	23,950	236
ADTRAN Holdings Inc	15,797	276
Advanced Energy Industries Inc	7,919	737
Aeva Technologies Inc *	22,800	41
Affirm Holdings Inc, Cl A *(A)	41,900	571
Agilysys Inc *	3,900	312
Akoustis Technologies Inc *(A)	8,400	31
Alarm.com Holdings Inc *	9,600	488
Alkami Technology Inc *	6,400	98
Allegro MicroSystems Inc *	14,600	638
Alpha & Omega Semiconductor Ltd *	4,800	128
Altair Engineering Inc, Cl A *	10,200	653
Alteryx Inc, Cl A *	12,000	784
Ambarella Inc *	6,845	646
Amdocs Ltd	25,068	2,296
American Software Inc/GA, Cl A	7,072	96
Amkor Technology Inc	19,138	493
Amplitude Inc, Cl A *	13,700	181
Appfolio Inc, Cl A *	4,300	568
Appian Corp, Cl A *	8,800	365
AppLovin Corp, Cl A *	46,600	629
Arlo Technologies Inc *	21,752	83
Arrow Electronics Inc *	12,625	1,490
Arteris Inc *	1,100	7
Asana Inc, Cl A *	16,900	250
Aspen Technology Inc *	5,570	1,181
Atlassian Corp Ltd, Cl A *	29,441	4,838
Atomera Inc *(A)	3,500	23
AvePoint Inc *(A)	32,500	162

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aviat Networks Inc *	2,100	$75
Avid Technology Inc *	7,722	224
AvidXchange Holdings Inc *	26,800	267
Avnet Inc	19,199	858
Axcelis Technologies Inc *	6,350	816
AXT Inc *	9,700	42
Badger Meter Inc	5,624	684
Belden Inc	9,023	761
Benchmark Electronics Inc	6,630	158
Bentley Systems Inc, Cl B	33,300	1,347
BigCommerce Holdings Inc *	14,700	140
BILL Holdings Inc *	20,577	1,741
Black Knight Inc *	31,537	1,880
Blackbaud Inc *	9,655	538
Blackline Inc *	11,600	793
Blend Labs Inc, Cl A *	48,100	76
Block Inc, Cl A *	110,009	8,441
Box Inc, Cl A *	27,500	917
Brightcove Inc *	9,610	52
C3.ai Inc, Cl A *(A)	8,400	190
Calix Inc *	12,445	637
Cambium Networks Corp *	1,999	40
Cantaloupe Inc *	14,900	86
Casa Systems Inc *	2,800	10
Cass Information Systems Inc	3,154	152
CCC Intelligent Solutions Holdings Inc *	40,000	358
Cerence Inc *	8,510	233
CEVA Inc *	5,138	162
Ciena Corp *	29,786	1,436
Cirrus Logic Inc *	11,595	1,191
Cleanspark Inc *(A)	8,900	25
Clear Secure Inc, Cl A	11,800	363
Clearfield Inc *	2,600	163
Cloudflare Inc, Cl A *	58,800	3,529
Cognex Corp	36,316	1,722
Coherent Corp *	23,601	1,018
Cohu Inc *	8,336	310
CommScope Holding Co Inc *	46,000	333
CommVault Systems Inc *	9,284	547
Comtech Telecommunications Corp	5,832	93
Concentrix Corp	8,581	1,174
Conduent Inc *	39,300	156
Confluent Inc, Cl A *	26,100	637
Consensus Cloud Solutions Inc *	3,585	147
Corsair Gaming Inc *	6,200	108
Couchbase Inc *	7,800	127
Coupa Software Inc *	16,000	1,296
Credo Technology Group Holding Ltd *	21,200	225
Crowdstrike Holdings Inc, Cl A *	42,921	5,180
CS Disco *	5,000	35
CSG Systems International Inc	6,117	344
CTS Corp	6,445	279

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cvent Holding Corp, Cl A *	10,600	$77
Cyxtera Technologies Inc *(A)	10,900	24
Datadog Inc, Cl A *	54,055	4,136
Dell Technologies Inc, Cl C	51,990	2,113
Diebold Nixdorf Inc *	16,833	54
Digi International Inc *	7,601	254
Digimarc Corp *(A)	2,876	59
Digital Turbine Inc *	20,700	222
DigitalOcean Holdings Inc *	14,500	464
Diodes Inc *	8,742	802
DocuSign Inc, Cl A *	40,980	2,514
Dolby Laboratories Inc, Cl A	13,004	1,070
Domo Inc, Cl B *	6,432	99
DoubleVerify Holdings Inc, Cl Rights *	13,100	344
Dropbox Inc, Cl A *	54,400	1,110
Duck Creek Technologies Inc *	16,400	311
Dynatrace Inc *	41,400	1,761
DZS Inc *	3,800	40
E2open Parent Holdings Inc *	46,500	288
Eastman Kodak Co *	9,600	33
Ebix Inc	5,725	99
Edgio Inc *	27,600	34
eGain Corp *	4,900	38
Elastic NV *	16,000	944
Enfusion Inc, Cl A *	4,900	53
EngageSmart Inc *	8,200	173
Entegris Inc	30,830	2,628
Envestnet Inc *	10,652	666
ePlus Inc *	5,176	280
Euronet Worldwide Inc *	9,488	1,033
Everbridge Inc *	8,700	284
EverCommerce Inc *(A)	7,100	71
EVERTEC Inc	13,600	501
Evo Payments Inc, Cl A *	10,400	352
Evolv Technologies Holdings Inc *	18,900	52
ExlService Holdings Inc *	6,323	1,040
Extreme Networks Inc *	23,087	432
Fabrinet *	7,815	952
Fair Isaac Corp *	4,991	3,381
FARO Technologies Inc *	4,508	123
Fastly Inc, Cl A *	23,900	332
Five9 Inc *	14,100	931
Flywire Corp *	11,700	289
Focus Universal Inc *	4,000	20
ForgeRock Inc, Cl A *	7,100	145
FormFactor Inc *	14,919	449
Genpact Ltd	37,750	1,802
GLOBALFOUNDRIES Inc *(A)	12,500	817
Globant SA *	8,500	1,403
GoDaddy Inc, Cl A *	31,545	2,388
Grid Dynamics Holdings Inc *	11,600	135
Guidewire Software Inc *	17,269	1,212

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hackett Group Inc/The	5,700	$106
Harmonic Inc *	20,694	273
HubSpot Inc *	9,573	3,703
I3 Verticals Inc, Cl A *	4,800	118
IBEX Holdings Ltd *	1,200	34
Ichor Holdings Ltd *	6,600	217
Identiv Inc *	4,400	31
Impinj Inc *	4,200	557
indie Semiconductor Inc, Cl A *	14,800	155
Infinera Corp *	41,084	290
Informatica Inc, Cl A *(A)	7,200	124
Information Services Group Inc	8,000	42
Inseego Corp *	21,400	19
Insight Enterprises Inc *	6,398	857
Instructure Holdings Inc *	2,600	67
Intapp Inc *	2,200	87
InterDigital Inc	5,917	432
International Money Express Inc *	5,400	138
IonQ Inc *(A)	30,400	144
IPG Photonics Corp *	6,400	789
Itron Inc *	8,511	475
Jabil Inc	26,500	2,200
Jamf Holding Corp *	14,900	316
Kimball Electronics Inc *	5,693	142
Knowles Corp *	20,300	345
Kulicke & Soffa Industries Inc	11,900	634
Kyndryl Holdings Inc *	44,700	701
Lattice Semiconductor Corp *	27,962	2,376
Lightwave Logic Inc *(A)	27,900	165
Littelfuse Inc	4,831	1,250
LivePerson Inc *	14,991	152
LiveRamp Holdings Inc *	15,074	356
Lumentum Holdings Inc *	14,170	762
MACOM Technology Solutions Holdings Inc *	9,425	646
Manhattan Associates Inc *	13,080	1,880
Marathon Digital Holdings Inc *(A)	21,200	150
Marqeta Inc, Cl A *	87,200	506
Marvell Technology Inc	174,012	7,857
Matterport Inc *(A)	53,700	164
Maximus Inc	12,716	1,044
MaxLinear Inc, Cl A *	15,944	545
MeridianLink Inc *	5,300	84
Methode Electronics Inc	6,784	331
MicroStrategy Inc, Cl A *(A)	1,953	512
MicroVision Inc *(A)	35,100	90
Mirion Technologies Inc, Cl A *	21,500	195
Mitek Systems Inc *	9,100	85
MKS Instruments Inc	12,223	1,185
Model N Inc *	7,600	252
Momentive Global Inc *	29,200	201
MoneyGram International Inc *	18,900	205

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MongoDB Inc, Cl A *	13,800	$2,891
N-able Inc *	11,350	134
Napco Security Technologies Inc *	6,500	205
National Instruments Corp	25,767	1,301
nCino Inc *	15,400	420
NCR Corp *	27,083	691
NETGEAR Inc *	6,692	121
NetScout Systems Inc *	14,158	403
New Relic Inc *	10,200	744
NextNav Inc *	3,100	9
nLight Inc *	10,600	120
Novanta Inc *	7,262	1,139
Nutanix Inc, Cl A *	46,200	1,305
Okta Inc, Cl A *	31,304	2,232
Olo Inc, Cl A *	22,100	175
ON24 Inc *	6,100	59
OneSpan Inc *	7,554	102
Onto Innovation Inc *	9,972	822
OSI Systems Inc *	3,168	293
Ouster Inc *	48,021	58
PagerDuty Inc *	18,415	550
Palantir Technologies Inc, Cl A *	384,500	3,014
Palo Alto Networks Inc *	60,455	11,388
PAR Technology Corp *(A)	5,800	198
Paycor HCM Inc *	10,900	270
Paylocity Holding Corp *	8,300	1,599
Payoneer Global Inc *	43,900	255
Paysafe Ltd *(A)	6,867	137
PC Connection Inc	2,231	98
PDF Solutions Inc *	6,753	253
Pegasystems Inc	9,336	433
Perficient Inc *	7,400	524
Photronics Inc *	13,129	231
Plexus Corp *	5,428	520
Porch Group Inc *	16,300	41
Power Integrations Inc	11,978	985
PowerSchool Holdings Inc, Cl A *	9,800	225
Priority Technology Holdings Inc *	1,600	6
Procore Technologies Inc *	14,800	991
Progress Software Corp	8,458	486
PROS Holdings Inc *	9,399	245
Pure Storage Inc, Cl A *	57,900	1,652
Q2 Holdings Inc *	12,500	403
Qualys Inc *	8,200	969
Rackspace Technology Inc *	11,600	27
Rambus Inc *	22,510	996
Rapid7 Inc *	12,800	605
Remitly Global Inc *	21,100	309
Repay Holdings Corp, Cl A *	20,900	177
Ribbon Communications Inc *	13,520	60
Rimini Street Inc *	10,000	43
RingCentral Inc, Cl A *	16,600	548

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Riot Platforms Inc *(A)	29,700	$186
Rogers Corp *	3,993	588
Sabre Corp *	73,800	373
Sanmina Corp *	11,966	723
Sapiens International Corp NV	7,000	144
ScanSource Inc *	5,796	181
SecureWorks Corp, Cl A *	2,000	15
Semtech Corp *	11,575	357
SentinelOne Inc, Cl A *	39,300	628
Shift4 Payments Inc, Cl A *	10,500	677
ShotSpotter Inc *	1,400	48
Silicon Laboratories Inc *	6,582	1,175
SiTime Corp *	3,300	410
SkyWater Technology Inc *	1,700	22
SMART Global Holdings Inc *	8,600	144
SmartRent Inc, Cl A *	30,500	79
Smartsheet Inc, Cl A *	26,700	1,175
Snowflake Inc, Cl A *	63,000	9,726
SolarWinds Corp *	7,850	67
Splunk Inc *	33,822	3,467
Sprout Social Inc, Cl A *	10,200	622
SPS Commerce Inc *	7,258	1,093
Squarespace Inc *	7,900	185
SS&C Technologies Holdings Inc	45,518	2,672
StoneCo Ltd, Cl A *	57,100	486
Sumo Logic Inc *	24,900	296
Super Micro Computer Inc *	8,900	872
Synaptics Inc *	8,387	986
TD SYNNEX Corp	8,681	838
Telos Corp *	8,500	33
Tenable Holdings Inc *	21,700	960
Teradata Corp *	20,700	844
Thoughtworks Holding Inc *	20,500	151
Toast Inc, Cl A *	51,600	976
TTEC Holdings Inc	4,227	170
TTM Technologies Inc *	23,487	312
Tucows Inc, Cl A *	2,200	51
Turtle Beach Corp *	4,000	32
Twilio Inc, Cl A *	35,242	2,369
Ubiquiti Inc	1,000	268
UiPath Inc, Cl A *	76,700	1,138
Ultra Clean Holdings Inc *	9,852	314
Unisys Corp *	15,183	76
Unity Software Inc *(A)	51,200	1,559
Universal Display Corp	9,251	1,257
Upland Software Inc *	5,700	33
Varonis Systems Inc, Cl B *	20,000	542
Veeco Instruments Inc *	11,010	234
Verint Systems Inc *	12,450	465
Veritone Inc *(A)	5,500	39
Verra Mobility Corp, Cl A *	29,700	512
Viant Technology Inc, Cl A *	2,600	10

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viasat Inc *	15,956	$507
Viavi Solutions Inc *	48,000	525
Vishay Intertechnology Inc	26,217	557
Vishay Precision Group Inc *	3,164	138
VMware Inc, Cl A *	43,309	4,770
Vontier Corp	31,700	830
Weave Communications Inc *	1,000	5
Western Union Co/The	79,600	1,032
WEX Inc *	8,976	1,731
Wix.com Ltd *	11,000	996
WM Technology Inc *	16,900	19
Wolfspeed Inc *	25,423	1,881
Workday Inc, Cl A *	41,266	7,654
Workiva Inc, Cl A *	9,700	865
Xerox Holdings Corp	25,200	416
Xperi Inc *	9,580	112
Yext Inc *	25,100	184
Zeta Global Holdings Corp, Cl A *	24,000	255
Zoom Video Communications Inc, Cl A *	52,721	3,932
Zscaler Inc *	17,500	2,295
Zuora Inc, Cl A *	26,300	223

		245,337
Materials — 4.6%
5E Advanced Materials Inc *(A)	8,300	56
AdvanSix Inc	5,900	243
Alcoa Corp	36,300	1,777
Alpha Metallurgical Resources Inc	3,100	520
American Vanguard Corp	6,799	142
Amyris Inc *(A)	37,000	46
AptarGroup Inc	13,666	1,595
Arconic Corp *	21,100	558
Ardagh Metal Packaging SA	48,350	233
Ashland Inc	10,108	1,029
Aspen Aerogels Inc *	4,800	52
ATI Inc *	26,100	1,061
Avient Corp	19,132	835
Axalta Coating Systems Ltd *	43,400	1,293
Balchem Corp	6,188	804
Berry Global Group Inc	25,341	1,574
Cabot Corp	11,732	933
Carpenter Technology Corp	9,401	454
Century Aluminum Co *	12,297	148
Chase Corp	1,500	147
Chemours Co/The	31,700	1,084
Clearwater Paper Corp *	3,751	145
Cleveland-Cliffs Inc *	104,360	2,226
Coeur Mining Inc *	58,261	182
Commercial Metals Co	24,641	1,275
Compass Minerals International Inc	7,840	302
Constellium SE, Cl A *	28,600	457
Crown Holdings Inc	23,151	2,003

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cryptyde Inc *	2,230	$—
Danimer Scientific Inc *(A)	15,100	39
Diversey Holdings Ltd *	19,500	115
Eagle Materials Inc	7,283	1,022
Ecovyst Inc *	12,200	122
Element Solutions Inc	43,700	898
FutureFuel Corp	3,876	34
Ginkgo Bioworks Holdings Inc *(A)	191,900	282
Glatfelter Inc	10,271	39
Graphic Packaging Holding Co	60,917	1,450
Greif Inc, Cl A	4,419	314
Greif Inc, Cl B	1,300	107
Hawkins Inc	4,346	177
Haynes International Inc	2,823	154
HB Fuller Co	10,733	749
Hecla Mining Co	121,968	628
Huntsman Corp	38,624	1,133
Ingevity Corp *	7,900	652
Innospec Inc	4,513	494
Intrepid Potash Inc *	1,860	59
Kaiser Aluminum Corp	3,754	298
Koppers Holdings Inc	4,473	161
Kronos Worldwide Inc	5,084	57
Livent Corp *	34,400	807
Louisiana-Pacific Corp	13,842	810
LSB Industries Inc *	18,300	249
Materion Corp	4,574	511
Mativ Holdings Inc	10,288	267
Minerals Technologies Inc	6,224	378
MP Materials Corp *	18,100	634
Myers Industries Inc	8,418	218
NewMarket Corp	1,197	411
Novagold Resources Inc *	55,300	309
O-I Glass Inc, Cl I *	30,700	682
Olin Corp	25,816	1,491
Olympic Steel Inc	1,927	101
Origin Materials Inc *	27,300	131
Orion Engineered Carbons SA	9,900	252
Pactiv Evergreen Inc	8,700	94
Perimeter Solutions SA *	28,900	247
Piedmont Lithium Inc *	3,100	201
PolyMet Mining Corp *	6,200	16
PureCycle Technologies Inc *(A)	26,000	166
Quaker Chemical Corp	2,434	477
Ramaco Resources Inc	5,500	55
Ranpak Holdings Corp, Cl A *	8,300	52
Rayonier Advanced Materials Inc *	13,917	114
Reliance Steel & Aluminum Co	12,138	3,008
Royal Gold Inc	13,602	1,616
RPM International Inc	26,388	2,339
Ryerson Holding Corp	4,900	176
Schnitzer Steel Industries Inc, Cl A	5,956	195

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scotts Miracle-Gro Co/The, Cl A	7,859	$648
Sensient Technologies Corp	8,435	636
Silgan Holdings Inc	17,660	943
Sonoco Products Co	20,221	1,194
Southern Copper Corp	17,629	1,299
SSR Mining Inc	42,600	582
Stepan Co	3,725	388
Summit Materials Inc, Cl A *	23,465	693
SunCoke Energy Inc	18,646	177
Sylvamo Corp	7,000	345
TimkenSteel Corp *	10,104	185
Tredegar Corp	5,341	62
TriMas Corp	9,876	296
Trinseo PLC	8,900	206
Tronox Holdings PLC	25,800	402
United States Lime & Minerals Inc	400	65
United States Steel Corp	47,500	1,455
Valhi Inc	500	12
Valvoline Inc	36,436	1,283
Warrior Met Coal Inc	9,000	344
Westlake Corp	7,010	835
Worthington Industries Inc	5,702	345

		58,560
Real Estate — 6.3%
Acadia Realty Trust ‡	20,139	293
Agree Realty Corp ‡	17,447	1,235
Alexander & Baldwin Inc ‡	16,191	302
Alexander's Inc ‡	488	107
American Assets Trust Inc ‡	11,391	287
American Homes 4 Rent, Cl A ‡	63,900	1,982
Americold Realty Trust Inc ‡	55,000	1,617
Anywhere Real Estate Inc *	26,502	153
Apartment Income Corp ‡	30,300	1,145
Apartment Investment and Management Co, Cl A ‡	34,000	255
Apple Hospitality Inc ‡	43,400	717
Armada Hoffler Properties Inc ‡	13,800	177
Ashford Hospitality Trust Inc *‡	3,050	15
Bluerock Homes Trust *‡	887	19
Braemar Hotels & Resorts Inc ‡	13,600	63
Brandywine Realty Trust ‡	38,639	228
Brixmor Property Group Inc ‡	61,800	1,399
Broadstone Net Lease Inc, Cl A ‡	35,900	637
BRT Apartments Corp ‡	2,400	51
CareTrust Inc ‡	18,353	361
CBL & Associates Properties Inc ‡(A)	6,700	171
Centerspace ‡	3,403	213
Chatham Lodging Trust ‡	10,435	127
City Office Inc ‡	11,000	93
Clipper Realty Inc ‡	3,500	23
Community Healthcare Trust Inc ‡	5,400	209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Compass Inc, Cl A *	63,100	$228
Corporate Office Properties Trust ‡	22,430	570
Cousins Properties Inc ‡	30,645	751
CTO Realty Growth Inc ‡	4,254	75
CubeSmart ‡	46,822	2,200
Cushman & Wakefield PLC *	28,400	367
DiamondRock Hospitality Co ‡	47,607	415
DigitalBridge Group Inc	33,998	417
Diversified Healthcare Trust ‡	55,107	54
Douglas Elliman Inc	15,445	65
Douglas Emmett Inc ‡	35,585	503
Easterly Government Properties Inc, Cl A ‡	19,500	294
EastGroup Properties Inc ‡	8,285	1,353
Elme Communities ‡	16,513	307
Empire State Realty Trust Inc, Cl A ‡	33,000	241
EPR Properties ‡	14,851	607
Equity Commonwealth ‡	22,244	472
Equity LifeStyle Properties Inc ‡	36,764	2,519
Essential Properties Realty Trust Inc ‡	26,500	683
eXp World Holdings Inc (A)	13,900	168
Farmland Partners Inc ‡	10,300	110
First Industrial Realty Trust Inc ‡	26,153	1,380
Forestar Group Inc *	3,867	55
Four Corners Property Trust Inc ‡	17,319	470
Franklin Street Properties Corp ‡	27,996	68
FRP Holdings Inc *	1,438	79
Gaming and Leisure Properties Inc ‡	51,031	2,750
Getty Realty Corp ‡	9,189	315
Gladstone Commercial Corp ‡	8,919	122
Gladstone Land Corp ‡	7,000	123
Global Medical Inc ‡	15,000	151
Global Net Lease Inc ‡	24,033	339
Healthcare Realty Trust Inc, Cl A ‡	76,705	1,496
Hersha Hospitality Trust, Cl A ‡	9,019	75
Highwoods Properties Inc ‡	21,868	580
Howard Hughes Corp/The *	8,017	666
Hudson Pacific Properties Inc ‡	27,870	257
Independence Realty Trust Inc ‡	42,801	774
Indus Realty Trust ‡	1,403	93
Industrial Logistics Properties Trust ‡	15,409	63
Innovative Industrial Properties Inc, Cl A ‡	5,800	513
InvenTrust Properties Corp *‡	11,300	273
iStar Inc ‡	14,918	115
JBG SMITH Properties ‡	21,900	378
Jones Lang LaSalle Inc *	9,647	1,683
Kennedy-Wilson Holdings Inc	20,729	346
Kilroy Realty Corp ‡	23,943	862
Kite Realty Group Trust ‡	46,021	1,000
Lamar Advertising Co, Cl A ‡	18,097	1,892
Life Storage Inc ‡	17,139	2,066
LTC Properties Inc ‡	9,217	330
LXP Industrial Trust, Cl B ‡	58,290	608

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macerich Co/The ‡	39,045	$467
Marcus & Millichap Inc	5,100	175
Medical Properties Trust Inc ‡(A)	123,562	1,273
National Health Investors Inc ‡	8,464	466
National Retail Properties Inc ‡	36,543	1,656
National Storage Affiliates Trust ‡	18,000	761
Necessity Retail REIT Inc/The ‡	28,700	197
NETSTREIT Corp ‡	13,400	271
Newmark Group Inc, Cl A	28,705	230
NexPoint Residential Trust Inc ‡	4,900	237
Office Properties Income Trust ‡	10,391	171
Omega Healthcare Investors Inc ‡	49,057	1,314
One Liberty Properties Inc ‡	3,662	83
Opendoor Technologies Inc *	103,100	148
Orion Office Inc ‡	11,900	102
Outfront Media Inc ‡	26,909	470
Paramount Group Inc ‡	42,000	221
Park Hotels & Resorts Inc ‡	49,059	675
Pebblebrook Hotel Trust ‡	29,225	417
Phillips Edison & Co Inc ‡	22,800	777
Physicians Realty Trust ‡	47,500	704
Piedmont Office Realty Trust Inc, Cl A ‡	28,566	261
Plymouth Industrial Inc ‡	7,000	151
Postal Realty Trust Inc, Cl A ‡	2,600	38
PotlatchDeltic Corp ‡	15,442	713
Rayonier Inc ‡	31,153	1,046
RE/MAX Holdings Inc, Cl A	4,200	78
Redfin Corp *(A)	23,300	173
Retail Opportunity Investments Corp ‡	26,759	381
Rexford Industrial Realty Inc ‡	38,000	2,297
RLJ Lodging Trust ‡	30,754	349
RMR Group Inc/The, Cl A	4,170	117
RPT Realty ‡	18,837	202
Ryman Hospitality Properties Inc ‡	11,460	1,063
Sabra Health Care Inc ‡	46,120	549
Safehold Inc ‡	6,141	183
Saul Centers Inc ‡	2,644	104
Service Properties Trust ‡	27,841	306
SITE Centers Corp ‡	36,707	491
SL Green Realty Corp ‡(A)	14,183	483
Spirit Realty Capital Inc ‡	28,013	1,154
St Joe Co/The	7,300	313
STAG Industrial Inc ‡	37,056	1,247
Summit Hotel Properties Inc ‡	23,629	175
Sun Communities Inc ‡	24,821	3,553
Sunstone Hotel Investors Inc ‡	41,538	439
Tanger Factory Outlet Centers Inc ‡	18,249	345
Tejon Ranch Co *	4,876	94
Terreno Realty Corp ‡	15,763	981
UMH Properties Inc ‡	9,500	162
Uniti Group Inc ‡	53,860	296
Universal Health Realty Income Trust ‡	3,116	165

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Urban Edge Properties ‡	22,700	$350
Urstadt Biddle Properties Inc, Cl A ‡	6,156	107
Veris Residential Inc *‡	19,767	319
Vornado Realty Trust ‡	37,800	748
WeWork Inc, Cl A *(A)	32,800	38
Whitestone, Cl B ‡	12,377	117
WP Carey Inc ‡	43,000	3,490
Xenia Hotels & Resorts Inc ‡	25,700	361
Zillow Group Inc, Cl A *	10,891	450
Zillow Group Inc, Cl C *	31,897	1,340

		80,244
Utilities — 2.1%
ALLETE Inc	11,970	732
Altus Power Inc, Cl A *(A)	9,800	66
American States Water Co	7,374	659
Artesian Resources Corp, Cl A	2,184	123
Avangrid Inc	14,250	556
Avista Corp	15,052	619
Black Hills Corp	13,202	811
Brookfield Infrastructure Corp, Cl A	20,850	901
Brookfield Renewable Corp, Cl A	27,113	755
California Water Service Group	11,841	678
Chesapeake Utilities Corp	3,815	489
Clearway Energy Inc, Cl A	7,800	232
Clearway Energy Inc, Cl C	16,800	528
Essential Utilities Inc	47,737	2,042
Global Water Resources Inc	2,800	37
Hawaiian Electric Industries Inc	23,158	937
IDACORP Inc	10,724	1,109
MGE Energy Inc	6,614	468
Middlesex Water Co	4,001	306
Montauk Renewables Inc *(A)	11,500	113
National Fuel Gas Co	18,788	1,076
New Jersey Resources Corp	18,994	969
Northwest Natural Holding Co	7,076	342
NorthWestern Corp	12,346	713
OGE Energy Corp	40,776	1,457
ONE Gas Inc	10,900	874
Ormat Technologies Inc	9,634	814
Otter Tail Corp	8,546	606
PNM Resources Inc	18,117	888
Portland General Electric Co	18,900	903
Pure Cycle Corp *	5,900	52
SJW Group	4,964	380
Southwest Gas Holdings Inc	12,841	809
Spire Inc	10,803	761
Sunnova Energy International Inc *(A)	22,500	400
UGI Corp	42,796	1,593
Unitil Corp	3,558	193
Via Renewables Inc, Cl A	2,000	12
Vistra Corp	80,668	1,774

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
York Water Co/The	2,952	$128

		26,905
Total Common Stock
(Cost $969,331) ($ Thousands)		1,268,506

	Number of Rights
RIGHTS — 0.0%
Pulse Biosciences Inc Right *‡‡	2,347	–
Tobira Therapeutics CVR, Expires 12/31/2028 *(B)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, LP
4.570% **†(C)	29,953,854	29,965

Total Affiliated Partnership
(Cost $29,952) ($ Thousands)		29,965

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	4,029,732	4,030

Total Cash Equivalent
(Cost $4,030) ($ Thousands)		4,030

Total Investments in Securities — 102.1%
(Cost $1,003,313) ($ Thousands)		$1,302,501

A list of open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	37	Mar-2023	$3,351	$3,513	$162
S&P Mid Cap 400 Index E-MINI	13	Mar-2023	3,269	3,384	115
			$6,620	$6,897	$277

Percentages are based on Net Assets of $1,275,776 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $29,887 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $29,965 ($ Thousands).

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Extended Market Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Investments Co	$1,433	$281	$(478)	$(10)	$28	$1,254	$19	$—
SEI Liquidity Fund, LP	45,524	175,526	(191,094)	3	6	29,965	1,167	—
SEI Daily Income Trust, Government Fund, Institutional Class	11,449	168,712	(176,131)	—	—	4,030	178	—
Totals	$58,406	$344,519	$(367,703)	$(7)	$34	$35,249	$1,364	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 2.1%
Altice USA Inc, Cl A *	19,500	$77
AMC Networks Inc, Cl A *	9,100	203
Anterix Inc *	750	23
ATN International Inc	810	34
Audacy Inc, Cl A *	294,210	63
Bandwidth Inc, Cl A *	11,900	189
Cars.com Inc *	10,805	207
Cogent Communications Holdings Inc	2,450	159
EchoStar Corp, Cl A *	2,440	49
IDT Corp, Cl B *	6,540	199
Integral Ad Science Holding Corp *	7,400	81
Iridium Communications Inc	32,348	1,985
John Wiley & Sons Inc, Cl A	1,790	80
Liberty Latin America Ltd, Cl A *	16,161	142
MediaAlpha Inc, Cl A *	4,420	67
Nexstar Media Group Inc, Cl A	3,600	669
Ooma Inc *	1,500	20
Playstudios Inc *	6,360	24
PubMatic Inc, Cl A *	3,790	58
Shutterstock Inc	3,304	248
Thryv Holdings Inc *	5,220	124
United States Cellular Corp *	1,100	27
Vimeo Inc *	16,050	61

		4,789
Consumer Discretionary — 13.0%
2U Inc *	33,870	303
Aaron's Co Inc/The	40,788	585
Academy Sports & Outdoors Inc	13,922	824
American Axle & Manufacturing Holdings Inc *	29,100	256
American Eagle Outfitters Inc	14,105	203
Arhaus Inc, Cl A *(A)	14,523	211
Arko Corp	6,140	49
Asbury Automotive Group Inc *	1,001	227
AutoNation Inc *	3,159	431
Bally's Corp *	1,400	28
Beazer Homes USA Inc *	17,361	259
Big Lots Inc	7,300	105
Biglari Holdings Inc, Cl B *	818	147
BJ's Restaurants Inc *	8,040	257
Bloomin' Brands Inc	12,600	329
Bluegreen Vacations Holding Corp, Cl A	12,583	417
Boot Barn Holdings Inc *	9,313	721
Buckle Inc/The	6,226	254
Build-A-Bear Workshop Inc, Cl A *	17,170	360
Caleres Inc	7,080	185
Century Casinos Inc *	18,780	174
Chico's FAS Inc *	15,670	90
Chuy's Holdings Inc *	14,713	526
Crocs Inc *	6,161	750

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deckers Outdoor Corp *	618	$257
Denny's Corp *	11,340	132
Destination XL Group Inc *	64,288	384
Dick's Sporting Goods Inc	1,556	200
Dillard's Inc, Cl A	751	268
Dine Brands Global Inc	3,200	245
Dorman Products Inc *	1,350	126
Ethan Allen Interiors Inc	18,140	536
Express Inc *(A)	58,060	59
First Watch Restaurant Group Inc *	24,795	379
Foot Locker Inc	5,545	243
Fox Factory Holding Corp *	8,355	982
Genesco Inc *	6,000	270
Gentex Corp	3,000	86
Gentherm Inc *	4,420	281
G-III Apparel Group Ltd *	14,600	243
Goodyear Tire & Rubber Co/The *	16,500	187
Graham Holdings Co, Cl B	195	122
Grand Canyon Education Inc *	720	82
Group 1 Automotive Inc	2,750	608
H&R Block Inc	10,200	375
Haverty Furniture Cos Inc	27,169	1,025
Hibbett Inc	8,735	628
Inspired Entertainment Inc *	10,690	169
Latham Group Inc *	16,727	53
La-Z-Boy Inc, Cl Z	10,900	353
Legacy Housing Corp *	14,730	294
Lifetime Brands Inc	7,387	59
Lindblad Expeditions Holdings Inc *	14,820	127
M/I Homes Inc *	4,100	237
Marine Products Corp	5,368	69
MarineMax Inc *	2,500	84
Marriott Vacations Worldwide Corp	1,150	176
MasterCraft Boat Holdings Inc *	14,600	493
MDC Holdings Inc	6,500	241
Meritage Homes Corp	3,200	350
Modine Manufacturing Co *	36,327	887
Monarch Casino & Resort Inc	2,413	178
Movado Group Inc	14,107	488
Murphy USA Inc	920	235
Noodles & Co, Cl A *	12,746	74
Nordstrom Inc	11,100	216
ODP Corp/The *	8,600	389
Ollie's Bargain Outlet Holdings Inc *	1,885	108
OneSpaWorld Holdings Ltd *	49,350	572
OneWater Marine Inc, Cl A *	6,700	186
Peloton Interactive Inc, Cl A *	12,873	166
Penske Automotive Group Inc	1,270	183
Perdoceo Education Corp *	27,059	373
PetMed Express Inc	1,760	33
PVH Corp	4,100	329
Qurate Retail Inc *	23,700	50

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RH *	697	$208
Ruth's Hospitality Group Inc	15,930	297
Sally Beauty Holdings Inc *	20,200	325
Service Corp International/US	3,890	263
Shoe Carnival Inc	11,776	310
Signet Jewelers Ltd	4,900	351
Sonic Automotive Inc, Cl A	5,600	319
Standard Motor Products Inc	2,250	88
Strategic Education Inc	1,126	96
Sturm Ruger & Co Inc	1,210	71
Target Hospitality Corp *	10,887	161
Texas Roadhouse Inc, Cl A	8,835	897
Thor Industries Inc	3,300	300
Tri Pointe Homes Inc *	24,200	577
Tupperware Brands Corp *	9,000	37
Upbound Group Inc, Cl A	9,000	242
Urban Outfitters Inc *	8,154	220
Visteon Corp *	1,708	285
Vivint Smart Home Inc *	12,420	140
Wayfair Inc, Cl A *	3,025	122
Winmark Corp	553	161
Winnebago Industries Inc	5,300	337
WW International Inc *	26,170	96
Wyndham Hotels & Resorts Inc	8,045	620
Wynn Resorts Ltd *	2,453	266
Xponential Fitness Inc, Cl A *	25,217	640

		30,010
Consumer Staples — 4.7%
Albertsons Cos Inc, Cl A	7,500	149
Beauty Health Co/The *	9,085	115
BJ's Wholesale Club Holdings Inc *	17,310	1,243
Calavo Growers Inc	1,300	42
Cal-Maine Foods Inc	2,650	151
Casey's General Stores Inc	1,210	252
Celsius Holdings Inc *	1,757	160
Coca-Cola Consolidated Inc	298	166
Coty Inc, Cl A *	24,092	272
elf Beauty Inc *	15,277	1,142
Energizer Holdings Inc	8,500	308
Flowers Foods Inc	8,780	245
Fresh Del Monte Produce Inc	2,400	75
Fresh Mkt Inc *	194	—
Grocery Outlet Holding Corp *	730	20
Ingles Markets Inc, Cl A	10,200	912
Ingredion Inc	7,650	760
Inter Parfums Inc	2,164	261
J & J Snack Foods Corp	840	119
John B Sanfilippo & Son Inc	1,010	91
Lamb Weston Holdings Inc	2,260	227
Lancaster Colony Corp	990	190
Mission Produce Inc *	3,150	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Natural Grocers by Vitamin Cottage Inc	12,866	$141
Pilgrim's Pride Corp *	2,900	68
Post Holdings Inc *	1,490	134
PriceSmart Inc	1,450	101
Primo Water Corp	8,300	128
Seaboard Corp	18	71
Seneca Foods Corp, Cl A *	850	47
Sovos Brands Inc *	2,990	39
SpartanNash Co	13,500	361
Sprouts Farmers Market Inc *	26,340	798
Tootsie Roll Industries Inc	1,230	54
TreeHouse Foods Inc *	19,200	937
United Natural Foods Inc *	10,495	427
Universal Corp/VA	2,200	111
USANA Health Sciences Inc *	880	54
Village Super Market Inc, Cl A	16,844	376
Weis Markets Inc	1,010	77

		10,860
Energy — 5.8%
Alto Ingredients Inc *	56,594	165
Archrock Inc	19,220	213
Ardmore Shipping Corp	1,610	29
Berry Corp	52,190	492
Borr Drilling Ltd *	33,380	241
Bristow Group Inc *	16,550	451
Cactus Inc, Cl A	8,260	379
California Resources Corp	6,700	283
Centrus Energy Corp, Cl A *(A)	7,432	333
Civitas Resources Inc	8,600	603
Comstock Resources Inc	17,900	217
DHT Holdings Inc	11,000	127
DMC Global Inc *	8,613	231
Dorian LPG Ltd *	22,580	496
Expro Group Holdings NV *	11,184	254
Helix Energy Solutions Group Inc *	63,757	528
International Seaways Inc	970	50
Matador Resources Co	14,700	791
Noble Corp PLC *	5,843	244
Nordic American Tankers Ltd	48,852	216
Oceaneering International Inc *	12,144	254
Oil States International Inc *	27,410	250
Par Pacific Holdings Inc *	18,005	500
PDC Energy Inc	10,100	678
Permian Resources Corp, Cl A	15,970	173
ProFrac Holding Corp, Cl A *	26,490	507
REX American Resources Corp *	15,813	522
RPC Inc	55,200	484
Select Energy Services Inc, Cl A	12,620	94
SFL Corp Ltd	47,510	490
Solaris Oilfield Infrastructure Inc, Cl A	34,361	307
Southwestern Energy Co *	21,400	113

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Talos Energy Inc *	12,020	$214
Teekay Corp *	25,440	159
Teekay Tankers Ltd, Cl A *	8,200	370
TETRA Technologies Inc *	14,690	52
Tidewater Inc *	4,499	220
VAALCO Energy Inc	103,010	483
W&T Offshore Inc *	49,800	279
Weatherford International PLC *	3,567	238
World Fuel Services Corp	18,000	494

		13,224
Financials — 17.7%
1st Source Corp	4,108	205
AFC Gamma Inc ‡	3,277	51
Alerus Financial Corp	20	—
Amalgamated Financial Corp	9,146	215
Ambac Financial Group Inc *	32,749	542
American Equity Investment Life Holding Co	6,100	254
American Financial Group Inc/OH	1,800	241
AMERISAFE Inc	1,750	95
Apollo Commercial Real Estate Finance Inc ‡	18,100	208
Arbor Realty Trust Inc ‡	15,600	235
Argo Group International Holdings Ltd	2,120	62
Arrow Financial Corp	3,131	95
AssetMark Financial Holdings Inc *	13,134	411
Associated Banc-Corp	30,700	711
Assurant Inc	130	17
Atlanticus Holdings Corp *	7,809	250
Axis Capital Holdings Ltd	3,730	226
Bank First Corp	400	33
Bank of Marin Bancorp	4,450	129
Bank of NT Butterfield & Son Ltd/The	3,060	111
Banner Corp	1,870	118
Bridgewater Bancshares Inc *	1,400	21
Brighthouse Financial Inc *	3,600	208
Brookline Bancorp Inc	4,562	59
Brown & Brown Inc	3,690	207
Business First Bancshares Inc	1,200	25
Byline Bancorp Inc	5,000	123
Cambridge Bancorp	510	41
Camden National Corp	8,200	337
Capital Bancorp Inc	4,851	99
Capital City Bank Group Inc	1,200	43
Capstar Financial Holdings Inc	1,400	24
Carter Bankshares Inc *	8,021	139
Cathay General Bancorp	8,600	369
Cboe Global Markets Inc	2,200	278
Central Pacific Financial Corp	9,630	216
City Holding Co	770	76
Civista Bancshares Inc	16,440	351
CNB Financial Corp/PA	15,670	374

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CNO Financial Group Inc	41,200	$1,056
Coastal Financial Corp/WA *	8,070	372
Columbia Financial Inc *	3,940	83
Community Trust Bancorp Inc	10,200	436
Crawford & Co, Cl A	8,900	49
CrossFirst Bankshares Inc *	8,660	123
Customers Bancorp Inc *	5,300	163
Diamond Hill Investment Group Inc	290	51
Dime Community Bancshares Inc	6,000	184
Donegal Group Inc, Cl A	1,510	23
Eagle Bancorp Inc	1,900	83
Employers Holdings Inc	1,850	82
Enova International Inc *	5,924	289
Enstar Group Ltd *	660	161
Enterprise Financial Services Corp	2,060	112
Equity Bancshares Inc, Cl A	1,500	45
Erie Indemnity Co, Cl A	1,010	238
Esquire Financial Holdings Inc	3,885	179
Everest Re Group Ltd	880	338
EZCORP Inc, Cl A *	1,597	14
FactSet Research Systems Inc	565	234
Farmers National Banc Corp	2,900	41
Federated Hermes Inc, Cl B	7,900	311
Financial Institutions Inc	16,088	402
First American Financial Corp	3,100	176
First Bancshares Inc/The	8,097	254
First Busey Corp	12,730	307
First Business Financial Services Inc	9,400	333
First Commonwealth Financial Corp	12,500	200
First Community Bankshares Inc	8,090	253
First Financial Bankshares Inc	13,900	510
First Financial Corp/IN	10,770	473
First Mid Bancshares Inc	1,000	31
First of Long Island Corp/The	3,285	56
Flushing Financial Corp	15,600	304
FNB Corp/PA	20,700	295
FS KKR Capital Corp	14,600	288
Fulton Financial Corp	15,700	270
Genworth Financial Inc, Cl A *	44,700	278
German American Bancorp Inc	1,700	67
Globe Life Inc	350	43
Great Southern Bancorp Inc	4,800	279
Guaranty Bancshares Inc/TX	700	22
Hamilton Lane Inc, Cl A	11,075	862
Hancock Whitney Corp	6,500	319
Hanmi Financial Corp	21,753	514
Hanover Insurance Group Inc/The	1,570	219
HBT Financial Inc	12,430	282
Heartland Financial USA Inc	2,300	114
Heritage Commerce Corp	24,506	297
Heritage Financial Corp/WA	2,310	64
Hingham Institution For Savings The	90	26

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HomeStreet Inc	8,400	$212
HomeTrust Bancshares Inc	8,410	246
Hope Bancorp Inc	26,100	334
Independent Bank Corp/MI	29,080	641
Invesco Mortgage Capital Inc ‡	7,650	96
Investors Title Co	90	15
James River Group Holdings Ltd	590	14
Kinsale Capital Group Inc	5,133	1,636
Lakeland Bancorp Inc	3,790	73
Lazard Ltd, Cl A	4,900	183
Macatawa Bank Corp	23,536	257
Mercantile Bank Corp	16,235	562
Merchants Bancorp/IN	10,470	317
Meridian Corp	5,800	183
Metrocity Bankshares Inc	4,976	100
Metropolitan Bank Holding Corp *	6,920	386
Mid Penn Bancorp Inc	9,460	289
MidCap Financial Investment Corp	21,366	270
Midland States Bancorp Inc	13,400	349
MidWestOne Financial Group Inc	1,000	30
National Western Life Group Inc, Cl A	300	81
NerdWallet Inc, Cl A *(A)	10,846	224
New Mountain Finance Corp	20,100	254
New York Community Bancorp Inc	45,371	403
Nicolet Bankshares Inc *	532	40
Northfield Bancorp Inc	1,100	16
Northrim BanCorp Inc	5,800	305
Oaktree Specialty Lending Corp	13,100	266
OceanFirst Financial Corp	3,590	85
OFG Bancorp	25,540	777
Old National Bancorp/IN	14,400	254
Old Republic International Corp	7,240	191
Old Second Bancorp Inc	11,530	191
Oppenheimer Holdings Inc, Cl A	9,828	433
Origin Bancorp Inc	1,590	60
Orrstown Financial Services Inc	7,148	164
PCB Bancorp	10,100	184
Peapack-Gladstone Financial Corp	5,073	188
PennantPark Investment Corp	55,400	314
Peoples Bancorp Inc/OH	4,730	147
Peoples Financial Services Corp	2,923	145
PJT Partners Inc	1,950	154
Popular Inc	8,960	640
Preferred Bank/Los Angeles CA	890	63
Primis Financial Corp	6,000	70
ProAssurance Corp	900	18
Prospect Capital Corp	20,300	150
Provident Bancorp Inc	13,241	121
QCR Holdings Inc	1,650	88
RBB Bancorp	8,920	176
Redwood Trust Inc ‡	28,900	220
Regional Management Corp	19,565	617

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RenaissanceRe Holdings Ltd	2,752	$591
Republic Bancorp Inc/KY, Cl A	850	38
Republic First Bancorp Inc *	31,509	63
Rithm Capital Corp ‡	31,400	286
RLI Corp	3,176	438
S&T Bancorp Inc	2,500	93
Safety Insurance Group Inc	970	78
Selective Insurance Group Inc	2,310	235
Selectquote Inc *	41,680	98
Sierra Bancorp	900	18
Simmons First National Corp, Cl A	9,914	220
Sixth Street Specialty Lending Inc	6,200	118
SmartFinancial Inc	1,270	35
South Plains Financial Inc	900	24
Southern First Bancshares Inc *	550	22
Southern Missouri Bancorp Inc	2,512	116
Southside Bancshares Inc	1,990	76
SouthState Corp	2,293	185
Stellar Bancorp Inc	8,311	243
StepStone Group Inc, Cl A	5,910	169
Stifel Financial Corp	7,220	483
Summit Financial Group Inc	2,540	65
Synovus Financial Corp	5,800	242
Tompkins Financial Corp	890	67
Towne Bank/Portsmouth VA	12,800	388
TriCo Bancshares	2,350	119
TrustCo Bank Corp NY	9,270	347
United Community Banks Inc/GA	15,095	500
United Fire Group Inc	1,500	43
Universal Insurance Holdings Inc	54,210	1,048
Univest Financial Corp	10,580	298
Voya Financial Inc	3,107	231
Washington Federal Inc	10,000	351
WesBanco Inc	8,300	300
Westamerica BanCorp	1,580	87
White Mountains Insurance Group Ltd	128	185
Wintrust Financial Corp	2,530	233

		40,769
Health Care — 14.9%
2seventy bio Inc *	5,750	78
AbCellera Biologics Inc *	10,280	86
Acadia Healthcare Co Inc *	8,230	597
Accolade Inc *	21,890	243
Addus HomeCare Corp *	910	99
ADMA Biologics Inc *	54,049	192
Agenus Inc *	64,934	134
Akero Therapeutics Inc *	5,132	234
Alector Inc *	45,640	390
Alkermes PLC *	7,590	203
ALX Oncology Holdings Inc *	31,836	211
AMN Healthcare Services Inc *	6,550	590

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amneal Pharmaceuticals Inc *	30,620	$63
Amphastar Pharmaceuticals Inc *	3,800	121
Amylyx Pharmaceuticals Inc *	4,765	166
AnaptysBio Inc *	2,300	57
ANI Pharmaceuticals Inc *	1,000	42
Anika Therapeutics Inc *	1,110	35
Apellis Pharmaceuticals Inc *	2,805	184
Arcellx Inc *	9,758	273
Arcutis Biotherapeutics Inc *	2,870	46
Atea Pharmaceuticals Inc *	23,030	82
Atrion Corp	90	51
Aura Biosciences Inc *	1,630	16
BioLife Solutions Inc *	9,290	216
Bluebird Bio Inc *	22,020	114
Brookdale Senior Living Inc, Cl A *	53,849	174
Cara Therapeutics Inc *	6,620	67
CareDx Inc *	21,860	368
Castle Biosciences Inc *	3,980	100
Catalyst Pharmaceuticals Inc *	13,190	201
Celldex Therapeutics Inc *	3,906	167
Charles River Laboratories International Inc *	472	104
Chemed Corp	496	259
Chinook Therapeutics Inc *	10,436	228
Collegium Pharmaceutical Inc *	19,002	504
Computer Programs and Systems Inc *	14,810	444
Corcept Therapeutics Inc *	4,380	91
CorVel Corp *	670	121
Crinetics Pharmaceuticals Inc *	2,140	42
Cross Country Healthcare Inc *	7,042	186
Cullinan Oncology Inc *	2,500	28
Day One Biopharmaceuticals Inc *	1,900	35
Deciphera Pharmaceuticals Inc *	2,280	33
DICE Therapeutics Inc *	1,820	54
Dyne Therapeutics Inc *	2,310	30
Eagle Pharmaceuticals Inc/DE *	20,190	565
Edgewise Therapeutics Inc *	3,040	29
Enanta Pharmaceuticals Inc *	1,450	70
Encompass Health Corp	3,930	222
Ensign Group Inc/The	15,289	1,368
Evolent Health Inc, Cl A *	29,675	1,039
Exelixis Inc *	30,260	517
Generation Bio Co *	13,921	55
Globus Medical Inc, Cl A *	1,680	98
Haemonetics Corp *	670	52
Halozyme Therapeutics Inc *	15,060	723
Harmony Biosciences Holdings Inc *	1,550	68
Harrow Health Inc *	11,419	205
HealthStream Inc	3,600	92
Henry Schein Inc *	3,280	257
Heron Therapeutics Inc *	66,340	157
Hims & Hers Health Inc *	22,341	252

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inhibrx Inc *	6,090	$147
Innoviva Inc *	29,967	362
Inspire Medical Systems Inc *	6,849	1,780
Invitae Corp *(A)	85,857	185
Ionis Pharmaceuticals Inc *	3,370	121
iRadimed Corp *	7,269	276
Ironwood Pharmaceuticals Inc, Cl A *	68,700	774
iTeos Therapeutics Inc *	23,221	411
IVERIC bio Inc *	7,802	162
Jazz Pharmaceuticals PLC *	1,650	232
Karuna Therapeutics Inc *	786	157
Karyopharm Therapeutics Inc *	20,360	61
Kezar Life Sciences Inc *	2,120	13
Kiniksa Pharmaceuticals Ltd, Cl A *	26,867	346
Kodiak Sciences Inc *	32,940	214
Krystal Biotech Inc *	3,937	322
Kura Oncology Inc *	2,670	32
Lantheus Holdings Inc *	4,580	339
LeMaitre Vascular Inc	1,550	78
Madrigal Pharmaceuticals Inc *	1,588	430
MannKind Corp *	38,906	205
Medpace Holdings Inc *	370	72
Merit Medical Systems Inc *	8,500	600
Mersana Therapeutics Inc *	11,160	68
Morphic Holding Inc *	2,380	101
National HealthCare Corp	1,250	70
National Research Corp, Cl A	820	37
Neurocrine Biosciences Inc *	1,350	139
NextGen Healthcare Inc *	6,000	109
Nurix Therapeutics Inc *	20,750	196
OptimizeRx Corp *	5,330	95
Option Care Health Inc *	19,200	589
Organogenesis Holdings Inc, Cl A *	77,428	190
Organon & Co	22,360	548
Orthofix Medical Inc *	6,830	141
Penumbra Inc *	782	203
Perrigo Co PLC	5,400	204
PetIQ Inc, Cl A *	6,490	60
Phibro Animal Health Corp, Cl A	3,100	49
Phreesia Inc *	7,051	259
Pliant Therapeutics Inc *	5,787	184
PMV Pharmaceuticals Inc *	10,440	75
Praxis Precision Medicines Inc *	30,214	93
Precigen Inc *(A)	97,950	123
Premier Inc, Cl A	5,520	178
Prestige Consumer Healthcare Inc *	12,550	756
Privia Health Group Inc *	2,830	79
Prometheus Biosciences Inc *	2,500	306
Protagonist Therapeutics Inc *	16,226	263
Prothena Corp PLC *	3,539	197
Provention Bio Inc *	19,176	159
QIAGEN NV *	2,850	131

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
RAPT Therapeutics Inc *	19,010	$560
REGENXBIO Inc *	2,550	57
Repligen Corp *	865	151
Revance Therapeutics Inc *	6,850	238
Rhythm Pharmaceuticals Inc *	5,893	143
Rigel Pharmaceuticals Inc *	82,335	124
Sana Biotechnology Inc *(A)	30,140	111
Sarepta Therapeutics Inc *	480	59
Select Medical Holdings Corp	17,600	479
Shockwave Medical Inc *	1,435	273
SIGA Technologies Inc *	71,530	490
Silk Road Medical Inc *	3,542	188
Simulations Plus Inc	1,000	38
Stoke Therapeutics Inc *	7,086	63
Supernus Pharmaceuticals Inc *	11,729	441
Sutro Biopharma Inc *	10,538	59
Syndax Pharmaceuticals Inc *	5,855	148
Tactile Systems Technology Inc *	33,284	481
Tenet Healthcare Corp *	3,200	187
TG Therapeutics Inc *	27,229	436
Theravance Biopharma Inc *	4,390	47
TransMedics Group Inc *	5,302	425
Travere Therapeutics Inc *	3,570	79
UFP Technologies Inc *	3,007	354
United Therapeutics Corp *	3,600	886
Utah Medical Products Inc	1,300	119
Vanda Pharmaceuticals Inc *	24,530	158
Varex Imaging Corp *	1,500	27
Vaxcyte Inc *	6,174	253
Ventyx Biosciences Inc *	6,345	274
ViewRay Inc *	45,700	197
Viking Therapeutics Inc *	19,367	213
Viridian Therapeutics Inc *	6,614	217
Xencor Inc *	3,280	105

		34,529
Industrials — 17.3%
AAON Inc	2,817	256
AAR Corp *	2,130	116
ACCO Brands Corp	49,600	281
Acuity Brands Inc	1,180	229
AerSale Corp *	1,840	37
AGCO Corp	1,750	246
Alamo Group Inc	1,122	205
Alaska Air Group Inc *	6,400	306
Albany International Corp, Cl A	1,540	155
Allison Transmission Holdings Inc, Cl A	3,900	185
Alta Equipment Group Inc	17,640	332
American Woodmark Corp *	3,200	163
Apogee Enterprises Inc	7,200	329
Applied Industrial Technologies Inc	4,398	628
ArcBest Corp	7,540	725

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Argan Inc	3,326	$129
Astronics Corp *	12,021	183
Atkore Inc *	9,146	1,336
Barrett Business Services Inc	4,315	414
Boise Cascade Co	570	39
CACI International Inc, Cl A *	840	246
Casella Waste Systems Inc, Cl A *	2,560	199
CBIZ Inc *	6,581	330
Chart Industries Inc *	1,517	203
CIRCOR International Inc *	9,490	278
Clean Harbors Inc *	3,548	469
Comfort Systems USA Inc	2,367	344
CoreCivic Inc *‡	22,000	214
Costamare Inc	15,713	165
Covenant Logistics Group Inc, Cl A	1,000	35
CRA International Inc	2,972	370
Crane Holdings Co	11,819	1,416
Curtiss-Wright Corp	1,340	234
Daseke Inc *	48,791	398
Deluxe Corp	7,700	142
Donaldson Co Inc	3,810	241
Ducommun Inc *	3,206	172
EMCOR Group Inc	4,231	708
Ennis Inc	34,235	745
Exponent Inc	14,815	1,524
Federal Signal Corp	16,298	860
First Advantage Corp *	5,620	82
Fluence Energy Inc, Cl A *(A)	8,693	162
Fluor Corp *	7,926	291
Forrester Research Inc *	5,951	196
Forward Air Corp	1,800	186
Franklin Covey Co *	9,379	440
FTI Consulting Inc *	7,980	1,466
Genco Shipping & Trading Ltd	4,468	85
Global Industrial Co	1,050	30
GMS Inc *	4,400	267
Griffon Corp	5,970	218
Heartland Express Inc	15,890	256
Heidrick & Struggles International Inc	8,827	303
Heritage-Crystal Clean Inc *	14,557	524
Hub Group Inc, Cl A *	2,250	206
Hubbell Inc, Cl B	1,130	284
Hudson Technologies Inc *	55,097	558
Huntington Ingalls Industries Inc	1,090	235
Huron Consulting Group Inc *	2,294	161
Interface Inc, Cl A	16,600	146
Kelly Services Inc, Cl A	18,800	315
Kforce Inc	2,050	128
Kimball International Inc, Cl B	27,675	191
Landstar System Inc	1,520	275
Lincoln Electric Holdings Inc	1,020	171
Marten Transport Ltd	5,800	128

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MasTec Inc *	1,474	$144
Matson Inc	3,600	239
Matthews International Corp, Cl A	2,120	81
McGrath RentCorp	300	31
MDU Resources Group Inc	6,500	207
Mercury Systems Inc *	7,691	403
Miller Industries Inc/TN	1,000	28
Moog Inc, Cl A	1,540	152
MSA Safety Inc	1,530	206
Mueller Industries Inc	11,750	869
MYR Group Inc *	1,360	164
National Presto Industries Inc	490	34
NOW Inc *	19,493	251
NV5 Global Inc *	4,495	473
nVent Electric PLC	5,482	251
PAM Transportation Services Inc *	11,005	319
Park Aerospace Corp	3,433	56
Park-Ohio Holdings Corp	7,900	105
Parsons Corp *	620	28
Powell Industries Inc	11,653	517
Primoris Services Corp	13,600	374
Quad/Graphics Inc, Cl A *	21,039	103
Quanex Building Products Corp	9,550	248
Radiant Logistics Inc *	55,394	315
RBC Bearings Inc *	4,175	959
Resources Connection Inc	5,100	92
Rush Enterprises Inc, Cl A	3,200	181
Ryder System Inc	4,100	401
Safe Bulkers Inc	114,970	431
Schneider National Inc, Cl B	4,600	129
Science Applications International Corp	2,440	260
Snap-on Inc	70	17
SP Plus Corp *	8,118	276
SPX Technologies Inc *	2,664	188
Standex International Corp	1,020	118
Sterling Infrastructure Inc *	14,167	545
Sun Country Airlines Holdings Inc *	3,610	72
Tennant Co	1,010	72
Terex Corp	4,186	248
Tetra Tech Inc	1,710	234
Textron Inc	3,910	284
Thermon Group Holdings Inc *	17,731	469
Timken Co/The	2,790	238
Titan Machinery Inc *	12,365	566
TPI Composites Inc *	11,000	127
Triton International Ltd	13,200	910
TrueBlue Inc *	4,350	81
UFP Industries Inc	2,820	241
UniFirst Corp/MA	780	153
Universal Logistics Holdings Inc	12,620	375
V2X Inc *	5,272	244
Valmont Industries Inc	771	245

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wabash National Corp	16,388	$449
Werner Enterprises Inc	12,040	559
WESCO International Inc	1,445	239
WillScot Mobile Mini Holdings Corp, Cl A *	34,280	1,762

		39,654
Information Technology — 12.8%
8x8 Inc *	92,970	495
A10 Networks Inc	20,920	318
ACM Research Inc, Cl A *	25,370	263
Aehr Test Systems *(A)	20,072	669
Agilysys Inc *	10,924	873
Alkami Technology Inc *	20,884	321
Allegro MicroSystems Inc *	6,279	274
Altair Engineering Inc, Cl A *	11,492	736
Amdocs Ltd	3,330	305
American Software Inc/GA, Cl A	9,930	134
Amkor Technology Inc	34,480	888
Amplitude Inc, Cl A *	8,510	112
Arrow Electronics Inc *	1,040	123
Aviat Networks Inc *	6,180	220
AvidXchange Holdings Inc *	7,400	74
Avnet Inc	9,600	429
Axcelis Technologies Inc *	2,679	344
AXT Inc *	30,839	135
Badger Meter Inc	2,526	307
Bel Fuse Inc, Cl B	7,600	270
Belden Inc	3,139	265
Blackbaud Inc *	2,470	138
Box Inc, Cl A *	9,349	312
Cambium Networks Corp *	3,220	65
Cass Information Systems Inc	6,360	307
Cirrus Logic Inc *	8,253	848
Clearfield Inc *	1,186	74
CommVault Systems Inc *	2,500	147
CSG Systems International Inc	5,670	319
CTS Corp	2,100	91
Diebold Nixdorf Inc *	44,670	144
Diodes Inc *	3,390	311
Dolby Laboratories Inc, Cl A	260	21
eGain Corp *	25,471	199
Endava PLC ADR *	2,180	174
ePlus Inc *	1,770	96
EVERTEC Inc	5,300	195
ExlService Holdings Inc *	570	94
Extreme Networks Inc *	9,148	171
F5 Inc *	1,650	236
Fastly Inc, Cl A *	12,354	172
Gen Digital Inc	1,010	20
Genpact Ltd	5,480	261
Grid Dynamics Holdings Inc *	17,890	208
Hackett Group Inc/The	23,885	445

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
I3 Verticals Inc, Cl A *	3,446	$85
IBEX Holdings Ltd *	2,000	56
Impinj Inc *	9,058	1,201
indie Semiconductor Inc, Cl A *	20,686	217
Information Services Group Inc	29,800	157
Insight Enterprises Inc *	3,674	492
Intapp Inc *	7,746	307
International Money Express Inc *	12,474	319
Jack Henry & Associates Inc	1,640	269
Kimball Electronics Inc *	13,530	338
Kulicke & Soffa Industries Inc	4,100	219
Lattice Semiconductor Corp *	2,880	245
Littelfuse Inc	560	145
Manhattan Associates Inc *	1,870	269
MeridianLink Inc *	2,000	32
Methode Electronics Inc	6,200	302
Mitek Systems Inc *	5,894	55
Model N Inc *	850	28
Napco Security Technologies Inc *	6,327	200
NetScout Systems Inc *	3,900	111
New Relic Inc *	2,948	215
Nova Ltd *	6,730	610
Novanta Inc *	4,245	666
OSI Systems Inc *	1,140	106
Paysafe Ltd *	14,746	294
PC Connection Inc	10,505	460
Photronics Inc *	13,554	239
Porch Group Inc *(A)	61,620	154
Power Integrations Inc	1,490	123
PowerSchool Holdings Inc, Cl A *	8,893	204
Progress Software Corp	3,350	192
PTC Inc *	1,160	145
Qualys Inc *	1,580	187
Rambus Inc *	5,807	257
Remitly Global Inc *	16,683	244
Ribbon Communications Inc *	13,900	62
Sanmina Corp *	10,966	663
Sapiens International Corp NV	2,500	51
ScanSource Inc *	11,170	348
Shift4 Payments Inc, Cl A *	3,711	239
Silicon Laboratories Inc *	5,086	908
SMART Global Holdings Inc *	13,000	217
Smartsheet Inc, Cl A *	5,493	242
Sprout Social Inc, Cl A *	12,120	739
SPS Commerce Inc *	10,148	1,529
Super Micro Computer Inc *	5,880	576
TTM Technologies Inc *	17,600	234
Verint Systems Inc *	5,065	189
Viavi Solutions Inc *	13,520	148
Vishay Intertechnology Inc	23,300	495

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vishay Precision Group Inc *	22,525	$982

		29,368
Materials — 4.7%
AdvanSix Inc	8,500	350
Aspen Aerogels Inc *	13,550	147
ATI Inc *	7,654	311
Avery Dennison Corp	1,550	282
Balchem Corp	1,650	215
Carpenter Technology Corp	4,510	218
Chase Corp	3,361	329
Clearwater Paper Corp *	11,400	440
Commercial Metals Co	24,866	1,287
Ecovyst Inc *	46,630	468
Greif Inc, Cl A	9,500	675
Hawkins Inc	2,500	102
Haynes International Inc	8,863	485
Koppers Holdings Inc	10,300	370
Materion Corp	2,299	257
NewMarket Corp	400	137
Novagold Resources Inc *	20,600	115
O-I Glass Inc, Cl I *	32,414	720
Olympic Steel Inc	7,207	378
Packaging Corp of America	2,060	282
Rayonier Advanced Materials Inc *	12,341	101
Reliance Steel & Aluminum Co	1,270	315
Royal Gold Inc	2,320	276
Ryerson Holding Corp	13,640	490
Schnitzer Steel Industries Inc, Cl A	6,100	200
Sensient Technologies Corp	390	29
Silgan Holdings Inc	10,080	538
Sonoco Products Co	3,680	217
SSR Mining Inc	11,920	163
Stepan Co	1,000	104
SunCoke Energy Inc	27,250	259
Tredegar Corp	24,170	281
Tronox Holdings PLC	11,600	181

		10,722
Real Estate — 3.5%
Alexander & Baldwin Inc ‡	4,760	89
Alexander's Inc ‡	170	37
American Assets Trust Inc ‡	12,160	307
Anywhere Real Estate Inc *	16,700	97
Apple Hospitality Inc ‡	49,340	815
Armada Hoffler Properties Inc ‡	5,080	65
Ashford Hospitality Trust Inc *‡	10,485	52
Camden Property Trust ‡	1,790	205
Centerspace ‡	1,090	68
Community Healthcare Trust Inc ‡	1,900	74
CTO Realty Growth Inc ‡	1,700	30
EastGroup Properties Inc ‡	1,330	217
Elme Communities ‡	1,550	29

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EPR Properties ‡	9,700	$396
Equity Commonwealth *‡	6,140	130
Equity LifeStyle Properties Inc ‡	3,290	225
First Industrial Realty Trust Inc ‡	3,850	203
Franklin Street Properties Corp ‡	27,400	66
FRP Holdings Inc *	450	25
Getty Realty Corp ‡	3,800	130
Gladstone Commercial Corp ‡	15,500	212
Global Net Lease Inc ‡	18,300	258
Hersha Hospitality Trust, Cl A ‡	6,590	55
Industrial Logistics Properties Trust ‡	27,100	111
Kite Realty Group Trust ‡	33,500	728
Life Storage Inc ‡	680	82
LTC Properties Inc ‡	2,510	90
Marcus & Millichap Inc	1,800	62
National Retail Properties Inc ‡	4,310	195
Necessity Retail REIT Inc/The ‡	29,100	200
Office Properties Income Trust ‡	13,400	220
One Liberty Properties Inc ‡	1,500	34
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	209
Plymouth Industrial REIT Inc ‡	8,300	180
PotlatchDeltic Corp ‡	850	39
Regency Centers Corp ‡	1,350	85
RLJ Lodging Trust ‡	14,900	169
RMR Group Inc/The, Cl A	7,420	209
Sabra Health Care REIT Inc ‡	34,700	413
Saul Centers Inc ‡	950	37
Service Properties Trust ‡	21,900	240
Tanger Factory Outlet Centers Inc ‡	22,800	431
Terreno Realty Corp ‡	1,940	121
Uniti Group Inc ‡	34,365	189
Universal Health Realty Income Trust ‡	1,000	53
Urstadt Biddle Properties Inc, Cl A ‡	2,550	44

		7,926
Utilities — 1.7%
ALLETE Inc	2,750	168
American States Water Co	2,070	185
Artesian Resources Corp, Cl A	1,000	56
Avista Corp	4,030	166
Black Hills Corp	3,320	204
Brookfield Infrastructure Corp, Cl A	590	26
California Water Service Group	3,040	174
Chesapeake Utilities Corp	1,260	161
Hawaiian Electric Industries Inc	5,250	212
IDACORP Inc	2,170	224
MGE Energy Inc	2,090	148
Middlesex Water Co	1,190	91
National Fuel Gas Co	8,800	504

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New Jersey Resources Corp	4,430	$226
NiSource Inc	3,300	90
Northwest Natural Holding Co	2,330	113
NorthWestern Corp	3,060	177
OGE Energy Corp	1,510	54
ONE Gas Inc	2,630	211
Ormat Technologies Inc	1,940	164
Otter Tail Corp	2,350	167
Portland General Electric Co	4,660	223
Unitil Corp	2,150	117
Via Renewables Inc, Cl A (A)	9,473	55
York Water Co/The	1,600	70

		3,986
Total Common Stock
(Cost $198,779) ($ Thousands)		225,837

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, LP
4.570% **†(B)	1,725,926	1,726

Total Affiliated Partnership
(Cost $1,726) ($ Thousands)		1,726

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	4,214,100	4,214

Total Cash Equivalent
(Cost $4,214) ($ Thousands)		4,214

Total Investments in Securities — 100.8%
(Cost $204,719) ($ Thousands)		$231,777

Percentages are based on Net Assets of $229,981 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $1,741 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $1,726 ($ Thousands).

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1,727	$24,940	$(24,942)	$—	$1	$1,726	$25	$—
SEI Daily Income Trust, Government Fund, Institutional Class	6,645	53,788	(56,219)	—	—	4,214	93	—
Totals	$8,372	$78,728	$(81,161)	$—	$1	$5,940	$118	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 3.4%
Audacy Inc, Cl A *	273,640	$59
Bandwidth Inc, Cl A *	13,210	210
Cable One Inc	978	675
Cargurus Inc, Cl A *	25,154	429
Cars.com Inc *	11,691	224
Cinemark Holdings Inc *	120,113	1,635
Cogent Communications Holdings Inc	10,575	685
IDT Corp, Cl B *	6,440	196
Integral Ad Science Holding Corp *	8,850	97
Iridium Communications Inc	7,795	478
Liberty Latin America Ltd, Cl A *	18,819	166
Lions Gate Entertainment Corp, Cl A *	130,081	1,380
MediaAlpha Inc, Cl A *	4,650	70
Nexstar Media Group Inc, Cl A	3,995	743
PubMatic Inc, Cl A *	4,390	67
Reservoir Media Inc *(A)	32,073	217
Shutterstock Inc	15,802	1,189
TEGNA Inc	19,928	347
Thryv Holdings Inc *	6,040	144
Vimeo Inc *	18,930	72
Ziff Davis Inc *	4,714	372
ZipRecruiter Inc, Cl A *	21,632	369

		9,824
Consumer Discretionary — 13.7%
2U Inc *	37,590	337
Aaron's Co Inc/The	37,245	534
Academy Sports & Outdoors Inc	6,716	397
Advance Auto Parts Inc	3,567	517
American Eagle Outfitters Inc	172,407	2,477
Arhaus Inc, Cl A *(A)	15,707	228
Asbury Automotive Group Inc *	1,085	246
AutoNation Inc *	1,676	229
Bally's Corp *	1,600	32
Beazer Homes USA Inc *	19,379	289
Biglari Holdings Inc, Cl B *	932	168
BJ's Restaurants Inc *	9,110	292
Bloomin' Brands Inc	84,105	2,195
Bluegreen Vacations Holding Corp, Cl A	14,041	466
Boot Barn Holdings Inc *	2,966	230
Brinker International Inc *	59,661	2,267
Brunswick Corp/DE	9,722	850
Buckle Inc/The	6,921	282
Build-A-Bear Workshop Inc, Cl A *	19,370	406
Caleres Inc	7,960	208
Canada Goose Holdings Inc *(A)	11,076	208
Carter's Inc	10,235	772
Century Casinos Inc *	19,210	178
Cheesecake Factory Inc/The	12,093	453
Chico's FAS Inc *	18,430	106
Churchill Downs Inc	3,977	977

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chuy's Holdings Inc *	16,350	$584
Clarus Corp	12,175	121
Crocs Inc *	3,311	403
Deckers Outdoor Corp *	670	279
Denny's Corp *	12,780	149
Destination XL Group Inc *	72,848	436
Dick's Sporting Goods Inc	1,684	217
Dillard's Inc, Cl A	575	205
Domino's Pizza Inc	1,954	574
Dorman Products Inc *	7,343	683
Ethan Allen Interiors Inc	20,160	596
Everi Holdings Inc *	10,950	208
Express Inc *	66,360	68
Farfetch Ltd, Cl A *	20,577	106
First Watch Restaurant Group Inc *	27,528	421
Foot Locker Inc	5,996	262
Frontdoor Inc *	20,806	588
Goodyear Tire & Rubber Co/The *	33,579	381
Grand Canyon Education Inc *	1,808	205
Hanesbrands Inc *	19,112	109
Haverty Furniture Cos Inc	14,789	558
Hibbett Inc	2,843	205
Inspired Entertainment Inc *	12,180	193
Latham Group Inc *	20,089	64
Legacy Housing Corp *	16,446	328
Lifetime Brands Inc	8,193	65
Lindblad Expeditions Holdings Inc *	16,770	144
Marine Products Corp	6,476	83
MarineMax Inc *	2,930	98
MasterCraft Boat Holdings Inc *	16,590	560
Modine Manufacturing Co *	65,801	1,606
Monarch Casino & Resort Inc	2,640	194
Monro Inc	12,658	638
Movado Group Inc	15,996	554
Murphy USA Inc	3,387	864
NEOGAMES SA *	23,952	372
Noodles & Co, Cl A *	14,580	85
OneSpaWorld Holdings Ltd *	55,155	639
OneWater Marine Inc, Cl A *	7,756	216
Oxford Industries Inc	3,236	381
Peloton Interactive Inc, Cl A *	13,925	180
PlayAGS Inc *	41,935	269
Pool Corp	1,892	675
RH *	756	226
Ruth's Hospitality Group Inc	17,640	329
Sally Beauty Holdings Inc *	18,586	299
Shoe Carnival Inc	11,008	290
Skechers USA Inc, Cl A *	9,554	425
Steven Madden Ltd	16,399	595
Stoneridge Inc *	16,139	384
Strategic Education Inc	1,310	112
Target Hospitality Corp *	11,777	175

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Topgolf Callaway Brands Corp *	29,001	$672
Travel + Leisure Co	16,698	700
Urban Outfitters Inc *	66,747	1,799
Visteon Corp *	1,848	309
Vivint Smart Home Inc *	13,875	156
Wayfair Inc, Cl A *	3,489	141
Wingstop Inc	4,984	849
Winmark Corp	292	85
WW International Inc *	30,140	110
Wynn Resorts Ltd *	2,653	287
Xponential Fitness Inc, Cl A *	28,178	715
YETI Holdings Inc *	6,540	255

		39,823
Consumer Staples — 3.6%
Beauty Health Co/The *(A)	25,900	327
Casey's General Stores Inc	3,378	702
Celsius Holdings Inc *	1,899	172
Coty Inc, Cl A *	26,056	294
elf Beauty Inc *	3,511	262
Hain Celestial Group Inc/The *	21,778	388
Hostess Brands Inc, Cl A *	25,583	632
Ingles Markets Inc, Cl A	2,929	262
Ingredion Inc	8,553	850
Inter Parfums Inc	9,565	1,152
Lancaster Colony Corp	2,730	524
Medifast Inc	5,489	616
MGP Ingredients Inc	4,428	449
Natural Grocers by Vitamin Cottage Inc	15,185	167
Performance Food Group Co *	12,697	719
Pilgrim's Pride Corp *	56,167	1,314
TreeHouse Foods Inc *	20,775	1,014
Turning Point Brands Inc	17,649	422
Village Super Market Inc, Cl A	8,792	196

		10,462
Energy — 7.0%
Alto Ingredients Inc *	66,540	194
Archrock Inc	22,353	248
Berry Corp	58,543	552
Borr Drilling Ltd *	36,108	261
Bristow Group Inc *	18,969	517
Cactus Inc, Cl A	14,986	689
Centrus Energy Corp, Cl A *	8,478	380
ChampionX Corp	26,183	800
Chord Energy	5,394	726
Civitas Resources Inc	8,129	570
CNX Resources Corp *	17,703	272
Crescent Point Energy	38,721	265
Delek US Holdings Inc	75,023	1,888
Diamondback Energy Inc	1,531	215
DMC Global Inc *	10,000	268
Dorian LPG Ltd *	25,970	570

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Expro Group Holdings NV *	13,342	$303
Helix Energy Solutions Group Inc *	71,359	591
Helmerich & Payne Inc	10,461	440
HF Sinclair Corp	33,530	1,667
Matador Resources Co	9,405	506
NCS Multistage Holdings Inc *	2,241	54
Noble Corp PLC *	6,322	264
Nordic American Tankers Ltd	52,862	234
Northern Oil and Gas Inc	25,095	779
Oceaneering International Inc *	13,134	274
Oil States International Inc *	16,830	154
Par Pacific Holdings Inc *	20,107	559
PDC Energy Inc	14,512	974
Permian Resources Corp, Cl A	17,273	187
REX American Resources Corp *	16,368	540
RPC Inc	65,710	576
Select Energy Services Inc, Cl A	54,043	401
SFL Corp Ltd	27,025	279
Solaris Oilfield Infrastructure Inc, Cl A	39,352	351
Southwestern Energy Co *	214,949	1,139
Talos Energy Inc *	13,710	244
Teekay Corp *	22,610	141
Teekay Tankers Ltd, Cl A *	7,120	321
TETRA Technologies Inc *	18,000	64
Tidewater Inc *	4,866	238
VAALCO Energy Inc	59,370	279
Viper Energy Partners LP	224	6
Weatherford International PLC *	3,858	257

		20,237
Financials — 16.3%
1st Source Corp	3,810	190
AFC Gamma Inc ‡	3,772	58
Amalgamated Financial Corp	9,140	215
Ambac Financial Group Inc *	36,661	607
American Equity Investment Life Holding Co	47,841	1,993
Arrow Financial Corp	2,602	79
AssetMark Financial Holdings Inc *	14,395	451
Atlanticus Holdings Corp *	9,793	314
Bank of Marin Bancorp	3,840	111
Bank OZK	19,508	898
BankUnited Inc	86,488	3,063
Brookline Bancorp Inc	4,940	64
Byline Bancorp Inc	5,850	144
Capital Bancorp Inc	5,280	107
Carter Bankshares Inc *	7,118	124
Central Pacific Financial Corp	9,070	203
Chimera Investment Corp ‡	92,398	600
Civista Bancshares Inc	8,775	187
CNB Financial Corp/PA	2,728	65
CNO Financial Group Inc	88,900	2,278
Coastal Financial Corp/WA *	8,998	415

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cohen & Steers Inc	8,744	$633
Crawford & Co, Cl A	10,530	58
CrossFirst Bankshares Inc *	9,910	140
Enova International Inc *	6,268	306
Esquire Financial Holdings Inc	4,618	212
FactSet Research Systems Inc	1,641	680
Financial Institutions Inc	7,411	185
First Bancshares Inc/The	7,188	225
First Commonwealth Financial Corp	86,129	1,379
First Community Bankshares Inc	8,250	258
First Financial Corp/IN	2,760	121
First Interstate BancSystem Inc, Cl A	34,506	1,226
First of Long Island Corp/The	1,471	25
FNB Corp/PA	111,934	1,597
Globe Life Inc	5,556	676
Great Southern Bancorp Inc	3,860	225
Hamilton Lane Inc, Cl A	8,775	683
Hanmi Financial Corp	5,958	141
HBT Financial Inc	12,500	284
Heritage Commerce Corp	21,455	260
Home BancShares Inc/AR	34,975	843
HomeTrust Bancshares Inc	7,920	232
Independent Bank Corp	11,510	917
Independent Bank Corp/MI	11,975	264
Kinsale Capital Group Inc	2,153	686
Lakeland Bancorp Inc	3,070	59
Lincoln National Corp	44,367	1,407
Macatawa Bank Corp	25,782	281
Mercantile Bank Corp	5,831	202
Merchants Bancorp/IN	9,740	295
Metrocity Bankshares Inc	4,599	93
Metropolitan Bank Holding Corp *	7,705	430
MGIC Investment Corp	36,623	504
Mid Penn Bancorp Inc	2,050	63
Morningstar Inc	2,722	564
National Western Life Group Inc, Cl A	410	111
NerdWallet Inc, Cl A *(A)	11,736	242
Nicolet Bankshares Inc *	507	38
NMI Holdings Inc, Cl A *	16,101	376
OFG Bancorp	19,014	579
Old National Bancorp/IN	151,796	2,682
Old Second Bancorp Inc	13,280	220
Oppenheimer Holdings Inc, Cl A	11,141	491
Origin Bancorp Inc	1,920	73
Orrstown Financial Services Inc	8,083	186
PacWest Bancorp	21,023	583
Peapack-Gladstone Financial Corp	4,504	167
Peoples Bancorp Inc/OH	3,200	100
Peoples Financial Services Corp	3,393	168
Pinnacle Financial Partners Inc	12,588	933
Popular Inc	8,531	609
Primerica Inc	6,135	1,178

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prosperity Bancshares Inc	9,564	$703
Provident Bancorp Inc	14,742	135
RBB Bancorp	8,720	172
Regional Management Corp	11,884	375
RenaissanceRe Holdings Ltd	1,400	301
Republic First Bancorp Inc *	32,039	64
RLI Corp	1,458	201
Selectquote Inc *	46,640	109
Southern Missouri Bancorp Inc	2,110	98
SouthState Corp	2,641	213
Stellar Bancorp Inc	8,789	257
StepStone Group Inc, Cl A	6,991	200
Summit Financial Group Inc	2,440	62
TrustCo Bank Corp NY	8,598	322
Umpqua Holdings Corp	124,781	2,204
Universal Insurance Holdings Inc	38,411	742
Univest Financial Corp	31,297	883
Voya Financial Inc	3,361	250
Western Alliance Bancorp	16,490	1,224
Wintrust Financial Corp	14,516	1,337
WisdomTree Inc	45,368	271

		47,179
Health Care — 14.1%
2seventy bio Inc *	6,780	91
4D Molecular Therapeutics Inc *	7,336	141
Accolade Inc *	24,630	274
ADMA Biologics Inc *	58,477	208
Agenus Inc *	70,738	146
Akero Therapeutics Inc *	5,549	252
Alector Inc *	51,360	439
ALX Oncology Holdings Inc *	35,748	237
Amedisys Inc *	6,501	598
AMN Healthcare Services Inc *	21,745	1,957
Amneal Pharmaceuticals Inc *	34,390	71
Amylyx Pharmaceuticals Inc *	5,153	179
Arcellx Inc *	10,554	296
Arcturus Therapeutics Holdings Inc *	2,065	34
Artivion Inc *	7,961	105
Arvinas Inc *	3,823	117
Atea Pharmaceuticals Inc *	25,073	89
Axogen Inc *	8,302	68
BioLife Solutions Inc *	10,800	251
Bluebird Bio Inc *	24,360	127
Brookdale Senior Living Inc, Cl A *	60,538	196
C4 Therapeutics Inc *	18,510	98
Cara Therapeutics Inc *	6,660	68
CareDx Inc *	38,254	643
Castle Biosciences Inc *	4,730	119
Catalyst Pharmaceuticals Inc *	14,720	225
Celldex Therapeutics Inc *	4,226	181
Certara Inc *	16,381	297

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemed Corp	1,705	$889
Chinook Therapeutics Inc *	7,836	171
Co-Diagnostics Inc *(A)	96,585	279
Collegium Pharmaceutical Inc *	34,872	925
Computer Programs and Systems Inc *	2,496	75
Cross Country Healthcare Inc *	85,814	2,270
DICE Therapeutics Inc *	4,739	141
Eagle Pharmaceuticals Inc/DE *	15,450	433
Encompass Health Corp	29,788	1,684
Ensign Group Inc/The	10,038	898
Envista Holdings Corp *	19,260	745
Erasca Inc *	15,737	57
Generation Bio Co *	16,330	65
Harrow Health Inc *	12,350	221
HealthEquity Inc *	4,721	308
Heron Therapeutics Inc *	111,323	264
Hims & Hers Health Inc *	24,165	272
Inhibrx Inc *	12,991	313
Innoviva Inc *	15,381	186
Inspire Medical Systems Inc *	1,378	358
Integra LifeSciences Holdings Corp *	41,874	2,329
Invitae Corp *(A)	97,862	210
iRadimed Corp *	8,096	307
iTeos Therapeutics Inc *	26,032	461
IVERIC bio Inc *	8,439	175
Karuna Therapeutics Inc *	852	170
Karyopharm Therapeutics Inc *	22,500	68
Kiniksa Pharmaceuticals Ltd, Cl A *	36,883	474
Kodiak Sciences Inc *	37,340	243
Krystal Biotech Inc *	2,959	242
LeMaitre Vascular Inc	13,521	677
Madrigal Pharmaceuticals Inc *	1,298	352
MannKind Corp *	42,091	222
MaxCyte Inc *	36,946	168
Merit Medical Systems Inc *	8,087	571
Mersana Therapeutics Inc *	12,100	73
Morphic Holding Inc *	2,370	101
Nevro Corp *	5,073	159
Nurix Therapeutics Inc *	23,410	221
Nuvalent Inc, Cl A *	4,751	144
NuVasive Inc *	10,684	462
Omnicell Inc *	3,076	167
OptimizeRx Corp *	6,007	107
Organogenesis Holdings Inc, Cl A *	87,079	213
Orthofix Medical Inc *	7,740	159
Paragon 28 Inc *	12,566	221
Pediatrix Medical Group Inc *	9,669	152
Penumbra Inc *	847	220
Perrigo Co PLC	14,864	560
PetIQ Inc, Cl A *	7,270	68
Phreesia Inc *	7,627	281
Pliant Therapeutics Inc *	6,258	199

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PMV Pharmaceuticals Inc *	31,240	$225
Praxis Precision Medicines Inc *	34,335	105
Precigen Inc *(A)	109,750	138
Premier Inc, Cl A	14,100	454
Prestige Consumer Healthcare Inc *	21,339	1,286
Privia Health Group Inc *	3,300	92
Prometheus Biosciences Inc *	2,703	331
Protagonist Therapeutics Inc *	18,111	294
Prothena Corp PLC *	3,827	213
Provention Bio Inc *	20,750	172
Quest Diagnostics Inc	4,956	686
QuidelOrtho Corp *	8,966	779
RAPT Therapeutics Inc *	21,280	627
Relay Therapeutics Inc *	6,594	106
Revance Therapeutics Inc *	7,408	257
Rhythm Pharmaceuticals Inc *	6,373	155
Rigel Pharmaceuticals Inc *	91,538	138
Sana Biotechnology Inc *(A)	35,378	130
SIGA Technologies Inc *	75,470	517
Sight Sciences Inc *	13,834	152
Silk Road Medical Inc *	6,286	333
Sonendo Inc *(A)	30,683	77
SpringWorks Therapeutics Inc *	5,357	171
STERIS PLC	4,072	766
Stoke Therapeutics Inc *	8,197	73
Supernus Pharmaceuticals Inc *	4,473	168
Sutro Biopharma Inc *	11,519	65
Tactile Systems Technology Inc *	37,311	539
TG Therapeutics Inc *	29,939	480
TransMedics Group Inc *	4,953	397
UFP Technologies Inc *	2,386	281
US Physical Therapy Inc	7,697	780
Utah Medical Products Inc	1,122	103
Vanda Pharmaceuticals Inc *	27,360	176
Vaxcyte Inc *	6,674	273
Ventyx Biosciences Inc *	5,370	232
Veracyte Inc *	6,050	149
ViewRay Inc *	50,660	219
Viking Therapeutics Inc *	20,948	231
Viridian Therapeutics Inc *	7,154	234

		40,841
Industrials — 18.8%
AAON Inc	3,279	298
ABM Industries Inc	61,476	2,976
ACCO Brands Corp	325,522	1,846
ACV Auctions Inc, Cl A *	45,487	557
Air Lease Corp, Cl A	16,635	720
Alamo Group Inc	1,305	238
Albany International Corp, Cl A	1,666	168
Alight Inc, Cl A *	59,105	567
Allison Transmission Holdings Inc, Cl A	15,324	728

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alta Equipment Group Inc	20,851	$392
Altra Industrial Motion Corp	13,092	806
Applied Industrial Technologies Inc	2,717	388
Argan Inc	3,061	119
Astronics Corp *	13,598	207
Atkore Inc *	2,755	402
AZEK Co Inc/The, Cl A *	23,520	567
Barrett Business Services Inc	4,253	408
Booz Allen Hamilton Holding Corp, Cl A	7,733	733
BWX Technologies Inc	23,558	1,440
Byrna Technologies Inc *(A)	26,818	222
CACI International Inc, Cl A *	3,099	908
Carlisle Cos Inc	2,718	702
CBIZ Inc *	3,644	183
Cimpress PLC *	4,471	157
CIRCOR International Inc *	27,885	816
Clean Harbors Inc *	9,211	1,216
Comfort Systems USA Inc	2,562	373
Costamare Inc	18,535	195
CRA International Inc	2,548	317
Crane Holdings Co	2,237	268
Daseke Inc *	55,120	449
Ducommun Inc *	3,678	198
EMCOR Group Inc	8,241	1,378
Enerpac Tool Group Corp, Cl A	15,770	425
Ennis Inc	22,412	487
EnPro Industries Inc	6,987	751
Federal Signal Corp	5,889	311
First Advantage Corp *	6,470	94
Fluence Energy Inc, Cl A *	9,401	175
Fluor Corp *	8,574	314
Forrester Research Inc *	11,923	392
Forward Air Corp	3,874	400
Franklin Covey Co *	10,582	496
Gates Industrial Corp PLC *	38,363	539
Genco Shipping & Trading Ltd	4,742	90
GFL Environmental Inc	23,801	723
Griffon Corp	6,460	236
Harsco Corp *	24,662	209
Heartland Express Inc	18,089	292
Heidrick & Struggles International Inc	7,773	267
Heritage-Crystal Clean Inc *	27,700	997
Hexcel Corp	10,289	751
Hillenbrand Inc	12,114	571
Hudson Technologies Inc *	104,225	1,056
Huron Consulting Group Inc *	21,298	1,495
Insperity Inc	6,342	787
ITT Inc	11,669	1,061
John Bean Technologies Corp	2,316	257
Kadant Inc	1,075	231
Kennametal Inc	10,738	304
Kimball International Inc, Cl B	25,625	177

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kirby Corp *	6,268	$455
Korn Ferry	13,103	732
Landstar System Inc	4,293	776
Legalzoom.com Inc *	16,329	133
Masonite International Corp *	7,686	682
MasTec Inc *	1,650	161
Matson Inc	5,107	340
Nordson Corp	3,070	674
NOW Inc *	21,072	271
nVent Electric PLC	5,929	272
PAM Transportation Services Inc *	11,632	337
Powell Industries Inc	12,269	544
Quanex Building Products Corp	11,847	307
Radiant Logistics Inc *	57,463	326
Regal Rexnord Corp	6,155	970
Ritchie Bros Auctioneers Inc	11,875	726
Rocket Lab USA Inc *	19,380	87
Safe Bulkers Inc	126,600	475
SP Plus Corp *	14,744	502
SPX Technologies Inc *	2,883	203
Standex International Corp	13,372	1,547
Sterling Infrastructure Inc *	15,804	608
Sun Country Airlines Holdings Inc *	3,800	76
Tennant Co	4,454	315
Terex Corp	21,011	1,244
Tetra Tech Inc	5,082	696
Thermon Group Holdings Inc *	19,771	523
Timken Co/The	3,017	258
Titan Machinery Inc *	11,957	547
TPI Composites Inc *	12,540	145
TriNet Group Inc *	2,525	209
TrueBlue Inc *	8,477	158
UFP Industries Inc	7,939	679
UniFirst Corp/MA	3,298	647
Universal Logistics Holdings Inc	2,010	60
V2X Inc *	6,282	291
Valmont Industries Inc	3,939	1,250
Wabash National Corp	9,181	252
WESCO International Inc	5,170	856
WillScot Mobile Mini Holdings Corp, Cl A *	5,442	280

		54,444
Information Technology — 12.0%
8x8 Inc *	139,003	739
A10 Networks Inc	15,930	242
ACM Research Inc, Cl A *	28,420	295
Aehr Test Systems *(A)	6,080	203
Agilysys Inc *	3,754	300
Alkami Technology Inc *	41,874	643
Allegro MicroSystems Inc *	12,726	556
Altair Engineering Inc, Cl A *	4,677	300
American Software Inc/GA, Cl A	6,930	94

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amkor Technology Inc	6,900	$178
Amplitude Inc, Cl A *	9,240	122
Asure Software Inc *	20,079	268
Aviat Networks Inc *	7,300	259
AvidXchange Holdings Inc *	8,760	87
Axcelis Technologies Inc *	2,898	373
AXT Inc *	34,676	152
Badger Meter Inc	2,730	332
Belden Inc	10,988	927
Box Inc, Cl A *	10,114	337
Broadridge Financial Solutions Inc	4,761	670
Cambium Networks Corp *	3,060	61
Cass Information Systems Inc	5,440	263
Cirrus Logic Inc *	2,567	264
Clearfield Inc *	1,267	79
Cognex Corp	10,446	495
Consensus Cloud Solutions Inc *	6,932	284
Diebold Nixdorf Inc *	50,370	162
Diodes Inc *	6,821	625
eGain Corp *	25,554	200
Entegris Inc	9,868	841
ExlService Holdings Inc *	4,775	786
Extreme Networks Inc *	9,894	185
Fastly Inc, Cl A *	13,362	186
Grid Dynamics Holdings Inc *	20,290	236
Hackett Group Inc/The	23,006	429
Harmonic Inc *	66,147	872
I3 Verticals Inc, Cl A *	4,132	102
IBEX Holdings Ltd *	2,300	64
Impinj Inc *	2,441	324
indie Semiconductor Inc, Cl A *	22,375	234
Insight Enterprises Inc *	2,254	302
Intapp Inc *	8,379	332
International Money Express Inc *	19,657	502
Jack Henry & Associates Inc	3,535	581
Kimball Electronics Inc *	6,780	170
Kulicke & Soffa Industries Inc	14,299	762
Lattice Semiconductor Corp *	3,115	265
Littelfuse Inc	2,746	710
Lumentum Holdings Inc *	12,070	649
MACOM Technology Solutions Holdings Inc *	4,893	335
Mirion Technologies Inc, Cl A *	41,063	373
Mitek Systems Inc *	7,137	66
Momentive Global Inc *	56,062	387
Monday.com Ltd *(A)	1,377	213
Napco Security Technologies Inc *	6,845	216
National Instruments Corp	18,788	949
New Relic Inc *	3,187	233
PagerDuty Inc *	9,112	272
Paysafe Ltd *	16,561	330
PC Connection Inc	9,900	434

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Photronics Inc *	135,576	$2,389
Porch Group Inc *(A)	69,270	173
Power Integrations Inc	9,028	743
PowerSchool Holdings Inc, Cl A *	9,623	221
Rambus Inc *	6,280	278
Remitly Global Inc *	18,052	264
Ribbon Communications Inc *	15,700	70
Sanmina Corp *	3,099	187
ScanSource Inc *	2,580	80
Shift4 Payments Inc, Cl A *	4,013	259
Silicon Motion Technology Corp ADR	26,030	1,750
Smartsheet Inc, Cl A *	5,939	261
Sumo Logic Inc *	7,300	87
Super Micro Computer Inc *	34,235	3,354
TTEC Holdings Inc	12,185	491
Universal Display Corp	5,981	813
Upland Software Inc *	26,536	154
Viavi Solutions Inc *	65,226	714
Vishay Precision Group Inc *	12,740	555

		34,693
Materials — 5.1%
Alamos Gold Inc, Cl A	38,476	392
Aspen Aerogels Inc *	15,140	164
ATI Inc *	8,277	336
Axalta Coating Systems Ltd *	21,137	630
Cabot Corp	6,155	490
Carpenter Technology Corp	4,877	236
Chase Corp	3,206	314
Clearwater Paper Corp *	12,840	496
Commercial Metals Co	42,287	2,188
Ecovyst Inc *	52,634	528
Element Solutions Inc	28,820	592
Haynes International Inc	10,210	559
Ingevity Corp *	8,957	739
Innospec Inc	3,685	403
Livent Corp *	43,757	1,026
Materion Corp	2,487	278
O-I Glass Inc, Cl I *	44,100	980
Olympic Steel Inc	6,808	357
Quaker Chemical Corp	2,841	556
Ranpak Holdings Corp, Cl A *	28,248	178
Rayonier Advanced Materials Inc *	14,003	115
Reliance Steel & Aluminum Co	3,723	923
Ryerson Holding Corp	15,670	563
Silgan Holdings Inc	12,105	646
SunCoke Energy Inc	32,360	308
Tredegar Corp	9,790	114
Valvoline Inc	21,639	762

		14,873
Real Estate — 2.0%
Ashford Hospitality Trust Inc *‡	11,720	58

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Corporate Office Properties Trust ‡	24,424	$621
eXp World Holdings Inc (A)	43,129	521
Hersha Hospitality Trust, Cl A ‡	8,370	70
Industrial Logistics Properties Trust ‡	14,300	59
Kennedy-Wilson Holdings Inc	35,733	597
National Storage Affiliates Trust ‡	17,553	742
Newmark Group Inc, Cl A	79,382	637
NexPoint Residential Trust Inc ‡	13,990	678
RMR Group Inc/The, Cl A	4,390	123
STAG Industrial Inc ‡	28,395	955
Terreno Realty Corp ‡	10,372	645

		5,706
Utilities — 1.5%
Black Hills Corp	8,926	548
Brookfield Infrastructure Corp, Cl A	16,195	700
Chesapeake Utilities Corp	4,763	610
IDACORP Inc	7,183	743
Portland General Electric Co	24,660	1,179
Pure Cycle Corp *	15,817	140
Spire Inc	6,490	457
Via Renewables Inc, Cl A (A)	12,168	71

		4,448
Total Common Stock
(Cost $234,347) ($ Thousands)		282,530

EXCHANGE TRADED FUND — 0.4%

iShares Russell 2000 Value ETF (A)	7,964	1,183

Total Exchange Traded Fund
(Cost $1,154) ($ Thousands)		1,183

AFFILIATED PARTNERSHIP — 1.5%
SEI Liquidity Fund, LP
4.570% **†(B)	4,292,643	4,295

Total Affiliated Partnership
(Cost $4,292) ($ Thousands)		4,295

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	3,719,153	$3,719

Total Cash Equivalent
(Cost $3,719) ($ Thousands)		3,719

Total Investments in Securities — 100.7%
(Cost $243,512) ($ Thousands)		$291,727

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small Cap II Fund (Concluded)

Percentages are based on Net Assets of $289,590 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $4,320 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $4,295 ($ Thousands).

A list of open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	3	Mar-2023	$285	$285	$–

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, L.P.	$9,369	$48,551	$(53,627)	$1	$1	$4,295	$55	$—
SEI Daily Income Trust, Government Fund, Institutional Class	10,858	85,086	(92,225)	—	—	3,719	128
Totals	$20,227	$133,637	$(145,852)	$1	$1	$8,014	$183	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%

Communication Services — 4.8%
AMC Networks Inc, Cl A *	22,800	$510
Audacy Inc, Cl A *	78,800	17
Bandwidth Inc, Cl A *	37,779	601
Bumble Inc, Cl A *	36,700	887
Cable One Inc	4,029	2,782
Cargurus Inc, Cl A *	81,294	1,386
Cogent Communications Holdings Inc	43,539	2,819
Gogo Inc *	54,593	899
Iridium Communications Inc	63,445	3,894
John Wiley & Sons Inc, Cl A	80,688	3,590
Nexstar Media Group Inc, Cl A	63,142	11,738
Shutterstock Inc	61,998	4,663
Ziff Davis Inc *	80,579	6,364
ZipRecruiter Inc, Cl A *	59,271	1,011

		41,161
Consumer Discretionary — 11.4%
Advance Auto Parts Inc	14,686	2,129
American Axle & Manufacturing Holdings Inc *	90,600	797
American Eagle Outfitters Inc	56,431	811
Bloomin' Brands Inc	53,700	1,402
Boot Barn Holdings Inc *	19,625	1,520
BorgWarner Inc	34,400	1,730
Bowlero Corp *(A)	63,883	983
Brinker International Inc *	22,000	836
Brunswick Corp/DE	40,030	3,499
Canada Goose Holdings Inc *(A)	34,514	649
Carter's Inc	12,100	912
Cavco Industries Inc *	3,723	1,061
Churchill Downs Inc	22,488	5,527
Dick's Sporting Goods Inc	7,800	1,003
Dillard's Inc, Cl A	2,161	770
Domino's Pizza Inc	8,058	2,369
Farfetch Ltd, Cl A *(A)	63,337	325
Floor & Decor Holdings Inc, Cl A *	4,127	379
Foot Locker Inc	37,100	1,622
Fox Factory Holding Corp *	27,660	3,250
Frontdoor Inc *	62,003	1,752
Gentherm Inc *	13,200	838
Goodyear Tire & Rubber Co/The *	71,642	814
Grand Canyon Education Inc *	5,349	606
Group 1 Automotive Inc	13,900	3,073
Hanesbrands Inc *	56,544	321
Harley-Davidson Inc	42,300	2,011
Haverty Furniture Cos Inc	38,200	1,442
Helen of Troy Ltd *	10,863	1,224
Installed Building Products Inc	9,260	1,068
International Game Technology PLC	35,008	930
Kohl's Corp	24,700	693
Leslie's Inc *	151,637	1,912

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lithia Motors Inc, Cl A	15,644	$3,992
Macy's Inc	43,100	882
MasterCraft Boat Holdings Inc *	25,900	875
Mohawk Industries Inc *	7,800	802
Monro Inc	52,117	2,629
Murphy USA Inc	2,975	759
ODP Corp/The *	35,698	1,616
Ollie's Bargain Outlet Holdings Inc *	5,635	324
Oxford Industries Inc	7,853	924
Perdoceo Education Corp *	45,800	631
Pool Corp	7,798	2,783
PulteGroup Inc	35,200	1,924
PVH Corp	13,300	1,067
Qurate Retail Inc *	68,700	145
Sally Beauty Holdings Inc *	56,012	901
Skechers USA Inc, Cl A *	24,791	1,103
Skyline Champion Corp *	15,967	1,092
Sonic Automotive Inc, Cl A	17,700	1,007
Sportradar Holding AG, Cl A *(A)	49,751	608
Stride Inc *	20,500	871
Tapestry Inc	21,600	940
Taylor Morrison Home Corp, Cl A *	24,500	878
Texas Roadhouse Inc, Cl A	28,862	2,931
Toll Brothers Inc	39,300	2,356
Travel + Leisure Co	68,753	2,884
Tupperware Brands Corp *	53,600	220
Under Armour Inc, Cl C *	71,921	633
Upbound Group Inc, Cl A	17,000	456
Victoria's Secret & Co *	76,580	3,036
Visteon Corp *	6,833	1,141
Whirlpool Corp	14,400	1,987
Wingstop Inc	20,535	3,498
Winnebago Industries Inc	11,200	712
Wyndham Hotels & Resorts Inc	24,030	1,851

		96,716
Consumer Staples — 4.0%
Albertsons Cos Inc, Cl A	57,700	1,147
Beauty Health Co/The *	27,140	342
BJ's Wholesale Club Holdings Inc *	40,920	2,938
Cal-Maine Foods Inc	13,147	747
Casey's General Stores Inc	13,907	2,892
Conagra Brands Inc	38,100	1,387
elf Beauty Inc *	35,930	2,686
Herbalife Nutrition Ltd *	23,800	460
Hostess Brands Inc, Cl A *	35,100	867
Ingles Markets Inc, Cl A	12,100	1,082
Ingredion Inc	19,400	1,928
Inter Parfums Inc	36,863	4,439
MGP Ingredients Inc	8,200	832
Molson Coors Beverage Co, Cl B	44,100	2,346
Performance Food Group Co *	16,852	953

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SpartanNash Co	18,700	$500
Spectrum Brands Holdings Inc	49,733	3,184
Sprouts Farmers Market Inc *	40,400	1,224
TreeHouse Foods Inc *	49,555	2,418
United Natural Foods Inc *	31,350	1,277

		33,649
Energy — 4.9%
APA Corp	30,500	1,171
Cactus Inc, Cl A	24,665	1,133
California Resources Corp	11,200	473
Chord Energy Corp	22,225	2,992
Civitas Resources Inc	33,532	2,353
CVR Energy Inc	27,300	866
Diamondback Energy Inc	6,368	895
DT Midstream Inc	79,174	3,975
HF Sinclair Corp	52,100	2,590
Liberty Energy Inc, Cl A	54,400	830
Magnolia Oil & Gas Corp, Cl A	148,117	3,236
Marathon Oil Corp	79,900	2,009
Matador Resources Co	83,076	4,469
Nabors Industries Ltd *	5,000	752
NexTier Oilfield Solutions Inc *	82,300	751
Northern Oil and Gas Inc	103,325	3,207
PBF Energy Inc, Cl A	21,089	922
PDC Energy Inc	19,400	1,302
Peabody Energy Corp *	30,100	822
ProFrac Holding Corp, Cl A *(A)	79,135	1,514
ProPetro Holding Corp *	85,400	752
Ranger Oil Corp, Cl A	25,144	1,044
RPC Inc	89,500	785
Viper Energy Partners LP	46,296	1,325
Vitesse Energy Inc	3,154	55
Weatherford International PLC *	13,407	893
World Fuel Services Corp	26,900	738

		41,854
Financials — 15.3%
Affiliated Managers Group Inc	5,900	940
AG Mortgage Investment Trust Inc ‡(A)	20,500	130
Ally Financial Inc	40,300	1,211
American Financial Group Inc/OH	7,500	1,006
Annaly Capital Management Inc ‡	20,550	425
Ares Capital Corp	35,700	691
Artisan Partners Asset Management Inc, Cl A	24,050	793
Associated Banc-Corp	95,953	2,221
Axos Financial Inc *	17,900	848
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	560
Bank OZK	80,320	3,697
Banner Corp	15,188	957
BGC Partners Inc, Cl A	575,030	2,795

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blackstone Mortgage Trust Inc, Cl A ‡	34,700	$735
Chimera Investment Corp ‡	61,200	397
Citizens Financial Group Inc	33,800	1,411
CNA Financial Corp	18,800	823
CNO Financial Group Inc	120,939	3,098
Cohen & Steers Inc	36,001	2,605
Columbia Banking System Inc	91,797	2,729
Comerica Inc	9,000	631
Dime Community Bancshares Inc	20,570	630
Donnelley Financial Solutions Inc *	19,300	817
Eagle Bancorp Inc	18,700	819
Employers Holdings Inc	19,352	859
Enova International Inc *	23,093	1,126
Enterprise Financial Services Corp	19,739	1,075
Equitable Holdings Inc	37,000	1,163
Essent Group Ltd	17,600	756
Everest Re Group Ltd	3,500	1,344
FactSet Research Systems Inc	6,758	2,802
Fifth Third Bancorp	23,500	853
First American Financial Corp	31,700	1,800
First Busey Corp	27,700	669
First Commonwealth Financial Corp	66,800	1,069
First Financial Bancorp	38,606	951
First Financial Bankshares Inc	41,520	1,523
First Merchants Corp	66,403	2,717
Flushing Financial Corp	32,133	625
FNB Corp/PA	81,000	1,156
FS KKR Capital Corp	35,800	706
Fulton Financial Corp	105,739	1,819
Globe Life Inc	22,874	2,784
Hamilton Lane Inc, Cl A	69,211	5,385
Hancock Whitney Corp	31,734	1,559
Hanmi Financial Corp	62,800	1,483
Heartland Financial USA Inc	19,345	956
Home BancShares Inc/AR	144,005	3,471
HomeStreet Inc	25,800	651
Jefferies Financial Group Inc	26,800	1,013
KeyCorp	49,300	902
Kinsale Capital Group Inc	21,464	6,841
Lazard Ltd, Cl A	18,200	680
Lincoln National Corp	14,100	447
LPL Financial Holdings Inc	4,142	1,034
MGIC Investment Corp	81,200	1,117
Morningstar Inc	11,177	2,317
Mr Cooper Group Inc *	18,900	878
Navient Corp	65,200	1,177
Oaktree Specialty Lending Corp	53,000	1,077
OceanFirst Financial Corp	37,800	897
OFG Bancorp	42,300	1,287
Pacific Premier Bancorp Inc	62,342	2,021
PacWest Bancorp	188,975	5,244
Popular Inc	59,991	4,283

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Preferred Bank/Los Angeles CA	11,155	$785
PROG Holdings Inc *	20,700	512
Prosperity Bancshares Inc	39,380	2,894
Radian Group Inc	40,700	869
Regions Financial Corp	63,600	1,483
Reinsurance Group of America Inc, Cl A	4,700	679
Rithm Capital Corp ‡	85,300	776
RLI Corp	6,485	894
S&T Bancorp Inc	29,355	1,094
Selective Insurance Group Inc	8,700	883
Starwood Property Trust Inc ‡	188,471	3,611
Stifel Financial Corp	21,580	1,442
Synovus Financial Corp	19,300	807
UMB Financial Corp	9,800	888
United Community Banks Inc/GA	45,085	1,493
Universal Insurance Holdings Inc	27,000	522
Unum Group	39,000	1,737
Victory Capital Holdings Inc, Cl A	48,800	1,657
Voya Financial Inc	13,600	1,013
Washington Federal Inc	25,413	891
WisdomTree Inc	123,449	737
Zions Bancorp NA	44,500	2,253

		129,406
Health Care — 12.0%
Acadia Healthcare Co Inc *	24,590	1,783
Agios Pharmaceuticals Inc *	13,538	343
Align Technology Inc *	1,306	404
Alkermes PLC *	30,215	808
AMN Healthcare Services Inc *	4,300	387
Apellis Pharmaceuticals Inc *	8,385	549
Arvinas Inc *	11,630	356
Axogen Inc *	25,936	214
Axonics Inc *	12,400	745
Bio-Techne Corp	7,339	533
C4 Therapeutics Inc *	57,257	302
CareDx Inc *	42,790	720
Catalent Inc *	7,932	541
Catalyst Pharmaceuticals Inc *	42,462	648
Certara Inc *	49,520	897
Chemed Corp	7,018	3,660
Cooper Cos Inc/The	3,879	1,268
DaVita Inc *	18,300	1,505
Doximity Inc, Cl A *	11,957	402
Eagle Pharmaceuticals Inc/DE *	23,731	664
Encompass Health Corp	44,839	2,534
Enovis Corp *	46,262	2,666
Ensign Group Inc/The	89,609	8,018
Evolent Health Inc, Cl A *	88,645	3,103
Exelixis Inc *	48,584	830
Haemonetics Corp *	11,902	926
Halozyme Therapeutics Inc *	51,790	2,485

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Harmony Biosciences Holdings Inc *	15,100	$665
HealthEquity Inc *	12,048	785
Henry Schein Inc *	13,495	1,057
Incyte Corp *	9,000	693
Innoviva Inc *	76,678	926
Inspire Medical Systems Inc *	16,649	4,328
Intercept Pharmaceuticals Inc *	50,041	1,010
Intra-Cellular Therapies Inc *	15,634	767
Ironwood Pharmaceuticals Inc, Cl A *	97,700	1,101
Jazz Pharmaceuticals PLC *	19,500	2,738
Kiniksa Pharmaceuticals Ltd, Cl A *	58,066	747
Lantheus Holdings Inc *	26,652	1,971
Legend Biotech Corp ADR *	8,248	381
LeMaitre Vascular Inc	55,626	2,787
LivaNova PLC *	27,313	1,292
Medpace Holdings Inc *	3,778	733
Merit Medical Systems Inc *	43,132	3,044
Mirum Pharmaceuticals Inc *	31,544	742
Nevro Corp *	11,370	358
NextGen Healthcare Inc *	42,249	765
Nurix Therapeutics Inc *	46,724	441
Omnicell Inc *	7,686	418
Option Care Health Inc *	85,640	2,627
Pediatrix Medical Group Inc *	28,621	451
Perrigo Co PLC	61,085	2,302
Phreesia Inc *	28,928	1,065
Progyny Inc *	21,500	808
Quest Diagnostics Inc	31,005	4,290
QuidelOrtho Corp *	38,497	3,347
Recursion Pharmaceuticals Inc, Cl A *	72,549	591
Relay Therapeutics Inc *	20,199	326
Repligen Corp *	2,585	451
Select Medical Holdings Corp	27,000	734
Shockwave Medical Inc *	8,896	1,692
Sotera Health Co *	42,518	710
SpringWorks Therapeutics Inc *	15,994	510
STERIS PLC	26,306	4,946
Stevanato Group SpA	7,307	159
Supernus Pharmaceuticals Inc *	41,960	1,577
Syndax Pharmaceuticals Inc *	17,490	443
Teleflex Inc	2,273	542
TransMedics Group Inc *	5,885	471
United Therapeutics Corp *	9,593	2,360
Universal Health Services Inc, Cl B	11,300	1,509
US Physical Therapy Inc	32,141	3,257
Veracyte Inc *	17,912	441
Veradigm Inc *	49,961	830
Vir Biotechnology Inc *	29,899	682

		102,161
Industrials — 17.6%
ABM Industries Inc	64,984	3,146

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Acuity Brands Inc	7,400	$1,435
ACV Auctions Inc, Cl A *	135,157	1,654
AGCO Corp	24,600	3,464
Air Lease Corp, Cl A	68,493	2,964
Alaska Air Group Inc *	20,810	995
Alight Inc, Cl A *	175,180	1,682
Allegiant Travel Co, Cl A *	8,800	903
Allison Transmission Holdings Inc, Cl A	110,595	5,253
Apogee Enterprises Inc	47,378	2,168
Applied Industrial Technologies Inc	6,210	887
ArcBest Corp	14,700	1,414
Atkore Inc *	25,700	3,753
Barrett Business Services Inc	8,900	854
Beacon Roofing Supply Inc *	13,331	867
Booz Allen Hamilton Holding Corp, Cl A	31,842	3,016
BWX Technologies Inc	110,970	6,781
Carlisle Cos Inc	11,177	2,886
Chart Industries Inc *	4,539	606
Cimpress PLC *	12,936	454
Comfort Systems USA Inc	7,200	1,047
CoreCivic Inc *‡	62,100	603
Crane Holdings Co	29,120	3,488
Deluxe Corp	26,200	483
Ennis Inc	45,100	981
Esab Corp	46,053	2,701
ESCO Technologies Inc	9,400	876
Exponent Inc	40,400	4,157
Federal Signal Corp	32,415	1,711
Forward Air Corp	10,108	1,043
FTI Consulting Inc *	23,835	4,379
Generac Holdings Inc *	5,540	665
GFL Environmental Inc	97,996	2,976
GMS Inc *	16,230	985
GXO Logistics Inc *	73,097	3,623
H&E Equipment Services Inc	17,258	958
Heartland Express Inc	14,213	229
Herc Holdings Inc	5,900	847
Heritage-Crystal Clean Inc *	26,360	948
Hillenbrand Inc	23,200	1,094
Hub Group Inc, Cl A *	9,100	835
Huntington Ingalls Industries Inc	3,200	689
Huron Consulting Group Inc *	11,882	834
IAA Inc *	30,736	1,257
Insperity Inc	26,124	3,242
Interface Inc, Cl A	60,500	534
Janus International Group Inc *	81,844	850
John Bean Technologies Corp	6,253	693
Kaman Corp	40,452	1,052
KAR Auction Services Inc *	205,005	2,930
Kirby Corp *	14,910	1,081
Landstar System Inc	17,676	3,196
ManpowerGroup Inc	14,300	1,214

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matson Inc	14,587	$970
McGrath RentCorp	8,385	862
Mercury Systems Inc *	22,971	1,202
Middleby Corp/The *	2,291	356
Moog Inc, Cl A	10,200	1,006
Nordson Corp	12,737	2,798
NOW Inc *	77,987	1,002
NV5 Global Inc *	13,431	1,413
Owens Corning	18,500	1,809
Quad/Graphics Inc, Cl A *	86,600	424
Quanex Building Products Corp	35,360	918
RBC Bearings Inc *	12,460	2,863
Ritchie Bros Auctioneers Inc (A)	33,767	2,066
Rocket Lab USA Inc *	58,838	265
Rush Enterprises Inc, Cl A	17,656	1,001
Ryder System Inc	15,400	1,508
Sensata Technologies Holding PLC	38,524	1,949
Snap-on Inc	7,400	1,840
Standex International Corp	26,514	3,067
Sun Country Airlines Holdings Inc *	42,000	842
Tennant Co	13,097	928
Terex Corp	15,469	916
Tetra Tech Inc	20,925	2,864
Timken Co/The	12,700	1,085
Titan International Inc *	54,601	678
Titan Machinery Inc *	24,900	1,140
TriNet Group Inc *	7,517	623
Triton International Ltd	42,600	2,937
UFP Industries Inc	32,752	2,801
UniFirst Corp/MA	17,617	3,455
United Airlines Holdings Inc *	16,200	842
V2X Inc *	9,400	436
Wabash National Corp	31,500	863
WillScot Mobile Mini Holdings Corp, Cl A *	87,370	4,491
XPO Inc *	31,563	1,053

		150,656
Information Technology — 13.0%
8x8 Inc *	107,194	570
ACI Worldwide Inc *	42,897	1,109
Aehr Test Systems *(A)	43,160	1,439
Agilysys Inc *	22,250	1,778
Altair Engineering Inc, Cl A *	21,410	1,372
Amdocs Ltd	10,300	944
Amkor Technology Inc	104,400	2,689
Arrow Electronics Inc *	16,000	1,888
Aviat Networks Inc *	15,400	547
Avnet Inc	22,000	984
Axcelis Technologies Inc *	7,628	980
Badger Meter Inc	7,841	954
Belden Inc	12,401	1,046
Blackbaud Inc *	14,444	804

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Broadridge Financial Solutions Inc	19,625	$2,763
Cirrus Logic Inc *	10,700	1,099
Cognex Corp	43,149	2,046
Consensus Cloud Solutions Inc *	43,056	1,767
Dynatrace Inc *	18,907	804
Ebix Inc	16,200	282
Endava PLC ADR *	6,510	518
EngageSmart Inc *	45,125	949
Entegris Inc	40,550	3,456
Euronet Worldwide Inc *	33,803	3,679
ExlService Holdings Inc *	4,656	766
Extreme Networks Inc *	46,741	875
Fabrinet *	7,100	865
FleetCor Technologies Inc *	2,850	612
GLOBALFOUNDRIES Inc *(A)	15,586	1,018
Impinj Inc *	27,217	3,610
International Money Express Inc *	34,426	880
Jabil Inc	33,500	2,781
Jack Henry & Associates Inc	14,556	2,391
Kulicke & Soffa Industries Inc	58,876	3,138
Littelfuse Inc	11,307	2,925
Model N Inc *	26,113	867
Momentive Global Inc *	174,961	1,207
Monday.com Ltd *(A)	4,120	637
N-able Inc *	79,401	940
NCR Corp *	16,200	414
Nova Ltd *	20,100	1,821
Novanta Inc *	12,685	1,990
Okta Inc, Cl A *	13,549	966
ON Semiconductor Corp *	10,112	783
Payoneer Global Inc *	132,416	768
Power Integrations Inc	37,171	3,057
Qorvo Inc *	9,900	999
Qualtrics International Inc, Cl A *	31,252	529
Qualys Inc *	6,099	721
Rambus Inc *	23,871	1,056
Sanmina Corp *	34,600	2,092
Seagate Technology Holdings PLC	16,600	1,072
Silicon Laboratories Inc *	20,085	3,586
Smartsheet Inc, Cl A *	19,602	863
Sprout Social Inc, Cl A *	36,205	2,208
SPS Commerce Inc *	33,614	5,064
Sumo Logic Inc *	21,593	256
Super Micro Computer Inc *	11,046	1,082
TD SYNNEX Corp	7,400	714
Teledyne Technologies Inc *	4,156	1,787
Tenable Holdings Inc *	31,374	1,388
Trimble Inc *	24,166	1,258
TTEC Holdings Inc	50,038	2,015
TTM Technologies Inc *	51,900	690
Ultra Clean Holdings Inc *	16,600	529
Universal Display Corp	24,564	3,337

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Varonis Systems Inc, Cl B *	31,700	$858
Verint Systems Inc *	118,983	4,448
Verra Mobility Corp, Cl A *	159,086	2,741
Viavi Solutions Inc *	40,385	442
Vishay Intertechnology Inc	44,800	951
Western Union Co/The	32,400	420
Xerox Holdings Corp	43,900	724

		109,608
Materials — 6.3%
Ashland Inc	38,993	3,969
ATI Inc *	27,483	1,117
Axalta Coating Systems Ltd *	138,788	4,136
Berry Global Group Inc	26,700	1,658
Celanese Corp, Cl A	5,100	593
Chemours Co/The	26,400	902
Clearwater Paper Corp *	19,264	743
Commercial Metals Co	16,993	879
Eastman Chemical Co	9,800	835
Ecovyst Inc *	80,981	813
Element Solutions Inc	118,661	2,437
FMC Corp	31,980	4,130
Graphic Packaging Holding Co	48,689	1,159
Huntsman Corp	48,000	1,408
Ingevity Corp *	21,438	1,770
Livent Corp *	34,034	798
Mativ Holdings Inc	22,500	583
Mosaic Co/The	34,700	1,846
Myers Industries Inc	29,900	773
O-I Glass Inc, Cl I *	106,206	2,360
Quaker Chemical Corp	11,697	2,290
Reliance Steel & Aluminum Co	24,536	6,081
Silgan Holdings Inc	155,247	8,290
Steel Dynamics Inc	13,000	1,640
Trinseo PLC	14,600	339
Tronox Holdings PLC	33,100	516
Westrock Co	49,900	1,567

		53,632
Real Estate — 5.3%
American Assets Trust Inc ‡	25,000	631
Apple Hospitality Inc ‡	145,475	2,402
Armada Hoffler Properties Inc ‡	62,005	795
Brandywine Realty Trust ‡	80,600	475
Brixmor Property Group Inc ‡	45,100	1,021
City Office REIT Inc ‡	72,700	615
CTO Realty Growth Inc ‡(A)	36,630	644
DiamondRock Hospitality Co ‡	88,779	774
EPR Properties ‡	18,000	735
Equity Commonwealth *‡	97,822	2,077
Essential Properties Realty Trust Inc ‡	35,900	925
eXp World Holdings Inc (A)	177,407	2,143
Farmland Partners Inc ‡	62,151	666

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Franklin Street Properties Corp ‡	107,000	$259
Gaming and Leisure Properties Inc ‡	112,710	6,073
Global Net Lease Inc ‡	72,579	1,025
Host Hotels & Resorts Inc ‡	38,400	645
Industrial Logistics Properties Trust ‡	35,900	147
Kennedy-Wilson Holdings Inc	193,117	3,227
Kite Realty Group Trust ‡	69,806	1,516
Medical Properties Trust Inc ‡(A)	367,619	3,786
Newmark Group Inc, Cl A	177,354	1,422
NexPoint Residential Trust Inc ‡	57,576	2,788
Office Properties Income Trust ‡	45,400	746
Omega Healthcare Investors Inc ‡	29,900	801
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	506
Plymouth Industrial REIT Inc ‡	43,400	939
Sabra Health Care REIT Inc ‡	50,600	603
Service Properties Trust ‡	48,500	533
Tanger Factory Outlet Centers Inc ‡	123,700	2,337
Terreno Realty Corp ‡	42,760	2,660
Uniti Group Inc ‡	198,160	1,088

		45,004
Utilities — 1.7%
ALLETE Inc	13,719	839
Brookfield Infrastructure Corp, Cl A	66,804	2,886
Chesapeake Utilities Corp	19,625	2,514
Clearway Energy Inc, Cl C	24,262	762
National Fuel Gas Co	15,900	911
New Jersey Resources Corp	19,253	982
Northwest Natural Holding Co	18,263	883
NRG Energy Inc	59,700	1,957
Portland General Electric Co	16,562	792
UGI Corp	22,900	853
Vistra Corp	56,200	1,236

		14,615
Total Common Stock
(Cost $690,882) ($ Thousands)		818,462

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, LP
4.570% **†(B)	11,768,958	11,764

Total Affiliated Partnership
(Cost $11,769) ($ Thousands)		11,764

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	23,088,646	$23,089

Total Cash Equivalent
(Cost $23,089) ($ Thousands)		23,089

Total Investments in Securities — 100.4%
(Cost $725,740) ($ Thousands)		$853,315

Percentages are based on Net Assets of $849,913 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $11,342 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $11,763 ($ Thousands).

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Small/Mid Cap Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$8,942	$92,479	$(89,659)	$—	$2	$11,764	$65	$—
SEI Daily Income Trust, Government Fund, Institutional Class	27,482	203,003	(207,396)	—	—	23,089	562	—
Totals	$36,424	$295,482	$(297,055)	$—	$2	$34,853	$627	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.2%

Communication Services — 7.8%
Alphabet Inc, Cl A *	145,407	$13,095
Alphabet Inc, Cl C *	74,051	6,687
AT&T Inc	400,123	7,566
Cars.com Inc *	39,875	766
Clear Channel Outdoor Holdings Inc, Cl A *	78,524	139
Comcast Corp, Cl A	199,162	7,403
EchoStar Corp, Cl A *	21,353	426
Gogo Inc *	16,569	273
Interpublic Group of Cos Inc/The	58,628	2,084
John Wiley & Sons Inc, Cl A	1,114	49
Liberty Latin America Ltd, Cl C *	28,148	247
Meta Platforms Inc, Cl A *	55,980	9,793
News Corp, Cl A	40,553	695
Nexstar Media Group Inc, Cl A	1,846	343
Omnicom Group Inc	86,499	7,834
Playtika Holding Corp *	58,167	558
Sinclair Broadcast Group Inc, Cl A	25,234	410
Sirius XM Holdings Inc	90,166	396
Trade Desk Inc/The, Cl A *	1,801	101
Verizon Communications Inc	169,812	6,591
Walt Disney Co/The *	600	60
World Wrestling Entertainment Inc, Cl A	18,367	1,543
Yelp Inc, Cl A *	19,776	594
Ziff Davis Inc *	27,363	2,161

		69,814
Consumer Discretionary — 10.7%
Aaron's Co Inc/The	17,437	250
Academy Sports & Outdoors Inc	35,090	2,076
Amazon.com Inc *	62,211	5,862
AutoZone Inc *	1,882	4,680
Bath & Body Works Inc	93,183	3,808
Booking Holdings Inc *	615	1,552
Boyd Gaming Corp	16,051	1,045
Camping World Holdings Inc, Cl A	7,399	169
Chico's FAS Inc *	28,686	165
Choice Hotels International Inc	2,081	246
Crocs Inc *	25,186	3,065
Dillard's Inc, Cl A	1,644	586
Domino's Pizza Inc	3,828	1,125
eBay Inc	101,456	4,657
Ethan Allen Interiors Inc	12,766	377
Etsy Inc *	2,376	288
Ford Motor Co	45,797	553
General Motors Co	118,683	4,598
Genuine Parts Co	24,479	4,329
Goodyear Tire & Rubber Co/The *	133,741	1,519
GoPro Inc, Cl A *	47,836	248
Graham Holdings Co, Cl B	2,363	1,481
Grand Canyon Education Inc *	5,424	614
H&R Block Inc	51,214	1,885

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Harley-Davidson Inc	20,794	$989
Home Depot Inc/The	2,738	812
International Game Technology PLC	46,555	1,236
Lennar Corp, Cl A	24,402	2,361
Lennar Corp, Cl B	8,719	712
Lowe's Cos Inc	6,949	1,430
Lululemon Athletica Inc *	5,843	1,807
M/I Homes Inc *	3,018	175
Macy's Inc	37,896	776
Marriott International Inc/MD, Cl A	4,022	681
McDonald's Corp	6,038	1,593
Meritage Homes Corp	4,741	518
Modine Manufacturing Co *	20,594	503
Murphy USA Inc	699	178
NIKE Inc, Cl B	7,879	936
NVR Inc *	126	652
O'Reilly Automotive Inc *	3,658	3,036
Oxford Industries Inc	4,232	498
Perdoceo Education Corp *	12,742	176
PetMed Express Inc	4,931	93
PulteGroup Inc	38,848	2,124
PVH Corp	29,640	2,378
Qurate Retail Inc *	222,372	469
Ross Stores Inc	31,183	3,447
Sally Beauty Holdings Inc *	27,975	450
Smith & Wesson Brands Inc	30,104	329
Sportsman's Warehouse Holdings Inc *	26,320	237
Starbucks Corp	14,459	1,476
Tapestry Inc	11,559	503
Taylor Morrison Home Corp, Cl A *	70,277	2,518
Tesla Inc *	9,118	1,876
Toll Brothers Inc	66,210	3,969
Tractor Supply Co	8,231	1,920
Tri Pointe Homes Inc *	71,459	1,704
Tupperware Brands Corp *	27,570	113
Ulta Beauty Inc *	5,665	2,939
Urban Outfitters Inc *	30,258	815
Vista Outdoor Inc *	32,900	940
Visteon Corp *	6,413	1,071
Winmark Corp	240	70
Yum! Brands Inc	15,946	2,028

		95,716
Consumer Staples — 7.3%
Altria Group Inc	53,343	2,477
Archer-Daniels-Midland Co	9,496	756
Brown-Forman Corp, Cl A	1,480	96
Brown-Forman Corp, Cl B	5,830	378
Bunge Ltd	16,581	1,584
Campbell Soup Co	6,082	319
Casey's General Stores Inc	1,259	262
Chefs' Warehouse Inc/The *	9,500	309

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Church & Dwight Co Inc	6,555	$549
Coca-Cola Co/The	40,194	2,392
Colgate-Palmolive Co	63,718	4,671
Conagra Brands Inc	16,154	588
Costco Wholesale Corp	1,696	821
elf Beauty Inc *	20,355	1,522
Estee Lauder Cos Inc/The, Cl A	1,906	463
Flowers Foods Inc	5,670	158
General Mills Inc	54,701	4,349
Grocery Outlet Holding Corp *	21,432	580
Hershey Co/The	10,954	2,611
Hostess Brands Inc, Cl A *	16,651	411
Ingredion Inc	2,153	214
Inter Parfums Inc	7,428	894
J M Smucker Co/The	8,999	1,331
Keurig Dr Pepper Inc	7,207	249
Kraft Heinz Co/The	34,292	1,335
Kroger Co/The	34,600	1,493
Lamb Weston Holdings Inc	39,548	3,980
MGP Ingredients Inc	1,769	179
Molson Coors Beverage Co, Cl B	2,874	153
Monster Beverage Corp *	1,669	170
PepsiCo Inc	53,173	9,227
Performance Food Group Co *	35,419	2,004
Philip Morris International Inc	24,661	2,399
Primo Water Corp	44,935	696
Procter & Gamble Co/The	25,390	3,493
SpartanNash Co	17,832	477
Tyson Foods Inc, Cl A	8,361	495
United Natural Foods Inc *	27,683	1,128
Vector Group Ltd	15,123	201
Village Super Market Inc, Cl A	4,874	109
Walgreens Boots Alliance Inc	156,323	5,554
Walmart Inc	26,422	3,755
Weis Markets Inc	823	63

		64,895
Energy — 3.1%
APA Corp	31,259	1,200
California Resources Corp	11,063	467
Chevron Corp	8,994	1,446
Chord Energy	7,956	1,071
EOG Resources Inc	8,718	985
Exxon Mobil Corp	51,256	5,633
Halliburton Co	72,063	2,611
Helmerich & Payne Inc	20,175	849
Marathon Petroleum Corp	17,529	2,167
PBF Energy Inc, Cl A	34,011	1,487
Permian Resources Corp, Cl A	62,426	675
Schlumberger NV	73,805	3,927
Scorpio Tankers Inc	8,998	543
SFL Corp Ltd	31,893	329

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Talos Energy Inc *	12,592	$224
Valaris Ltd *	18,561	1,248
Vital Energy Inc *	3,148	162
Weatherford International PLC *	42,111	2,805

		27,829
Financials — 12.1%
Affiliated Managers Group Inc	20,657	3,293
Aflac Inc	58,018	3,954
AGNC Investment Corp ‡	143,841	1,564
Allstate Corp/The	17,964	2,313
Ally Financial Inc	130,924	3,934
American Financial Group Inc/OH	2,071	278
American International Group Inc	19,557	1,195
Ameriprise Financial Inc	705	242
Apollo Global Management Inc	37,930	2,689
Bank of America Corp	4,728	162
Bank of NT Butterfield & Son Ltd/The	23,574	852
Berkshire Hathaway Inc, Cl B *	1,322	404
BGC Partners Inc, Cl A	60,581	294
Blackstone Inc, Cl A	1,891	172
Brighthouse Financial Inc *	50,984	2,948
Capital One Financial Corp	58,422	6,373
Carter Bankshares Inc *	14,706	256
Central Pacific Financial Corp	6,448	145
Charles Schwab Corp/The	46,579	3,629
Citigroup Inc	33,362	1,691
Credit Acceptance Corp *	585	260
Customers Bancorp Inc *	17,437	537
Discover Financial Services	5,163	578
Donegal Group Inc, Cl A	8,224	126
Donnelley Financial Solutions Inc *	17,404	736
East West Bancorp Inc	11,462	874
Everest Re Group Ltd	8,557	3,286
F&G Annuities & Life Inc	501	10
FactSet Research Systems Inc	4,319	1,790
Fidelity National Financial Inc	7,369	294
Financial Institutions Inc	9,146	228
First BanCorp/Puerto Rico	116,959	1,697
First Financial Corp/IN	2,631	116
Genworth Financial Inc, Cl A *	299,785	1,868
Greenlight Capital Re Ltd, Cl A *	15,526	143
Hancock Whitney Corp	50,854	2,498
Hanover Insurance Group Inc/The	4,978	694
HomeStreet Inc	10,890	275
Houlihan Lokey Inc, Cl A	1,261	121
Independent Bank Corp/MI	12,535	276
Jackson Financial Inc, Cl A	77,672	3,525
Janus Henderson Group PLC	21,879	601
Jefferies Financial Group Inc	14,722	556
Kinsale Capital Group Inc	6,008	1,915
LendingClub Corp *	19,829	186

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MetLife Inc	54,060	$3,878
MFA Financial Inc ‡	63,102	676
Midland States Bancorp Inc	12,831	334
MSCI Inc, Cl A	933	487
Navient Corp	50,757	916
Nelnet Inc, Cl A	425	40
New York Community Bancorp Inc	315,370	2,801
OFG Bancorp	29,379	894
PacWest Bancorp	46,917	1,302
Pathward Financial Inc	7,238	369
PennyMac Financial Services Inc	5,095	308
Popular Inc	68,773	4,910
Principal Financial Group Inc	22,905	2,051
Raymond James Financial Inc	25,541	2,770
RenaissanceRe Holdings Ltd	9,566	2,056
Sculptor Capital Management Inc, Cl A	12,468	112
Signature Bank/New York NY	1,709	197
SiriusPoint Ltd *	45,402	322
SLM Corp	119,916	1,724
Stifel Financial Corp	6,364	425
Synchrony Financial	7,369	263
Travelers Cos Inc/The	24,546	4,544
Unum Group	97,941	4,363
UWM Holdings Corp	11,739	50
Virtu Financial Inc, Cl A	15,999	294
Voya Financial Inc	10,341	770
W R Berkley Corp	12,882	853
Wells Fargo & Co	85,675	4,007
Western Alliance Bancorp	13,534	1,005
Zions Bancorp NA	90,515	4,582

		106,881
Health Care — 14.0%
AbbVie Inc	23,118	3,558
Agilent Technologies Inc	1,306	185
AmerisourceBergen Corp, Cl A	43,223	6,724
Amgen Inc	17,455	4,044
AMN Healthcare Services Inc *	225	20
Axonics Inc *	8,390	504
Biogen Inc *	4,153	1,121
Bristol-Myers Squibb Co	59,095	4,075
Bruker Corp	1,156	80
Cardinal Health Inc	107,980	8,175
Catalyst Pharmaceuticals Inc *	22,417	342
Cigna Corp/The	11,310	3,304
Cross Country Healthcare Inc *	6,922	183
CVS Health Corp	75,511	6,308
Danaher Corp	14,499	3,589
Edwards Lifesciences Corp *	7,175	577
Eli Lilly & Co	5,275	1,642
Embecta Corp	14,602	466
Evolent Health Inc, Cl A *	18,050	632

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Exelixis Inc *	37,802	$646
Gilead Sciences Inc	128,358	10,337
Haemonetics Corp *	7,519	585
Henry Schein Inc *	4,242	332
Hologic Inc *	22,753	1,812
Humana Inc	8,603	4,259
Incyte Corp *	11,721	902
IQVIA Holdings Inc *	1,801	375
IVERIC bio Inc *	47,195	981
Johnson & Johnson	33,305	5,104
Laboratory Corp of America Holdings	9,420	2,255
Lantheus Holdings Inc *	12,082	894
Madrigal Pharmaceuticals Inc *	1,494	405
McKesson Corp	21,680	7,584
Medpace Holdings Inc *	10,506	2,037
Merck & Co Inc	61,441	6,527
Merit Medical Systems Inc *	5,583	394
Mettler-Toledo International Inc *	1,118	1,603
Neurocrine Biosciences Inc *	7,803	804
Organon & Co	16,799	411
Owens & Minor Inc *	6,975	107
Pediatrix Medical Group Inc *	15,578	245
Pfizer Inc	33,867	1,374
Premier Inc, Cl A	3,503	113
Prestige Consumer Healthcare Inc *	2,596	156
Quest Diagnostics Inc	26,126	3,615
Regeneron Pharmaceuticals Inc *	7,857	5,975
ResMed Inc	360	77
Revance Therapeutics Inc *	15,444	536
Royalty Pharma PLC, Cl A	12,464	447
STAAR Surgical Co *	1,111	61
Supernus Pharmaceuticals Inc *	13,973	525
Syndax Pharmaceuticals Inc *	10,491	266
Thermo Fisher Scientific Inc	7,330	3,971
UnitedHealth Group Inc	13,105	6,237
Veeva Systems Inc, Cl A *	3,542	587
Vertex Pharmaceuticals Inc *	4,966	1,442
Viatris Inc	280,302	3,195
Waters Corp *	5,471	1,701
Zoetis Inc, Cl A	2,521	421

		124,827
Industrials — 8.4%
3M Co	11,377	1,226
ACCO Brands Corp	55,338	314
Allied Motion Technologies Inc	5,682	245
Argan Inc	8,554	332
Atkore Inc *	8,354	1,220
Atlas Air Worldwide Holdings Inc *	16,463	1,660
Avis Budget Group Inc *	921	202
Boise Cascade Co	18,823	1,301
Booz Allen Hamilton Holding Corp, Cl A	10,969	1,039

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Builders FirstSource Inc *	8,780	$744
Caesarstone Ltd	12,128	71
Carlisle Cos Inc	1,498	387
Cintas Corp	10,208	4,476
Clean Harbors Inc *	21,745	2,872
Comfort Systems USA Inc	14,138	2,056
CoreCivic Inc *‡	28,722	279
Costamare Inc	29,379	309
Daseke Inc *	24,672	201
Deluxe Corp	26,221	484
Donaldson Co Inc	3,777	239
Dover Corp	3,899	584
Eagle Bulk Shipping Inc	5,001	326
EMCOR Group Inc	4,435	742
Encore Wire Corp	11,583	2,236
Evoqua Water Technologies Corp *	9,155	445
Expeditors International of Washington Inc	15,316	1,601
Fastenal Co	26,297	1,356
FTI Consulting Inc *	443	81
Graco Inc	18,795	1,307
Honeywell International Inc	3,025	579
Hubbell Inc, Cl B	17,527	4,409
ICF International Inc	4,797	477
IDEX Corp	2,197	494
Illinois Tool Works Inc	9,082	2,118
Johnson Controls International plc	6,777	425
Landstar System Inc	5,700	1,031
Lockheed Martin Corp	2,019	958
ManpowerGroup Inc	24,239	2,057
Masco Corp	19,401	1,017
Matthews International Corp, Cl A	5,663	216
MSC Industrial Direct Co Inc, Cl A	1,268	107
Mueller Industries Inc	51,657	3,821
Nordson Corp	1,711	376
Otis Worldwide Corp	25,075	2,122
PACCAR Inc	9,306	672
Parker-Hannifin Corp	10,764	3,787
Pitney Bowes Inc	104,852	455
Preformed Line Products Co	1,678	150
Republic Services Inc, Cl A	959	124
Robert Half International Inc	19,528	1,574
Rollins Inc	6,508	229
Rush Enterprises Inc, Cl A	7,414	420
Ryder System Inc	30,031	2,940
Safe Bulkers Inc	35,049	131
Science Applications International Corp	7,812	833
Snap-on Inc	6,880	1,711
SPX Technologies Inc *	10,025	706
Textainer Group Holdings Ltd	8,276	273
Toro Co/The	3,152	348
Trane Technologies PLC	15,846	2,931
Tutor Perini Corp *	24,511	199

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
U-Haul Holding Co	1,414	$91
U-Haul Holding Co, Cl B	12,726	708
United Parcel Service Inc, Cl B	8,933	1,630
Waste Management Inc	4,362	653
WESCO International Inc	6,162	1,020
WillScot Mobile Mini Holdings Corp, Cl A *	5,052	260
WW Grainger Inc	7,240	4,839

		75,226
Information Technology — 27.8%
Accenture PLC, Cl A	4,748	1,261
Adeia Inc	62,082	612
Adobe Inc *	3,594	1,164
Advanced Micro Devices Inc *	20,145	1,583
Alpha & Omega Semiconductor Ltd *	12,305	329
Amdocs Ltd	57,931	5,307
Amkor Technology Inc	101,527	2,615
Amphenol Corp, Cl A	9,225	715
Apple Inc	245,418	36,177
Arista Networks Inc *	18,741	2,599
Arrow Electronics Inc *	2,027	239
Asana Inc, Cl A *	31,353	464
Autodesk Inc *	3,291	654
Automatic Data Processing Inc	5,678	1,248
Avnet Inc	36,413	1,628
Axcelis Technologies Inc *	13,525	1,738
Belden Inc	28,307	2,388
Box Inc, Cl A *	59,286	1,977
Broadcom Inc	13,202	7,846
Cadence Design Systems Inc *	26,256	5,066
Cirrus Logic Inc *	12,370	1,271
Cisco Systems Inc	48,145	2,331
Cognizant Technology Solutions Corp, Cl A	44,130	2,764
CommScope Holding Co Inc *	96,803	701
Conduent Inc *	72,643	289
Consensus Cloud Solutions Inc *	9,706	398
Crowdstrike Holdings Inc, Cl A *	3,287	397
CSG Systems International Inc	19,605	1,102
Datadog Inc, Cl A *	10,806	827
Diebold Nixdorf Inc *	41,055	132
Dolby Laboratories Inc, Cl A	9,803	807
DoubleVerify Holdings Inc, Cl Rights *	1,544	41
Dropbox Inc, Cl A *	207,910	4,241
DXC Technology Co *	107,824	2,991
Dynatrace Inc *	3,482	148
ExlService Holdings Inc *	5,201	856
Extreme Networks Inc *	129,777	2,429
F5 Inc *	1,750	250
Fabrinet *	2,735	333
Fair Isaac Corp *	5,247	3,554
Fiserv Inc *	10,416	1,199
Fortinet Inc *	24,734	1,470

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	10,915	$3,578
Gen Digital Inc	235,361	4,592
Genpact Ltd	5,296	253
GoDaddy Inc, Cl A *	28,634	2,168
Grid Dynamics Holdings Inc *	13,493	157
HP Inc	137,401	4,056
HubSpot Inc *	1,004	388
Intapp Inc *	6,132	243
Intel Corp	114,461	2,854
InterDigital Inc	18,654	1,362
International Business Machines Corp	52,385	6,773
Intuit Inc	2,346	955
Jabil Inc	80,722	6,702
Juniper Networks Inc	38,769	1,193
Keysight Technologies Inc *	10,058	1,609
Kulicke & Soffa Industries Inc	33,163	1,768
Lattice Semiconductor Corp *	33,207	2,821
Manhattan Associates Inc *	15,720	2,260
Mastercard Inc, Cl A	4,950	1,759
MaxLinear Inc, Cl A *	3,992	137
Microsoft Corp	133,071	33,191
Monolithic Power Systems Inc	1,171	567
Motorola Solutions Inc	3,327	874
NCR Corp *	75,418	1,926
NetApp Inc	15,370	992
New Relic Inc *	11,754	858
NVIDIA Corp	19,714	4,577
ON Semiconductor Corp *	55,155	4,270
Oracle Corp	107,296	9,378
Palo Alto Networks Inc *	20,059	3,778
Paychex Inc	35,371	3,905
Paylocity Holding Corp *	855	165
Paysafe Ltd *	6,808	136
Progress Software Corp	20,228	1,162
Pure Storage Inc, Cl A *	58,975	1,683
QUALCOMM Inc	9,530	1,177
Qualys Inc *	14,048	1,660
Rambus Inc *	78,909	3,490
Rimini Street Inc *	24,672	106
RingCentral Inc, Cl A *	30,383	1,004
Riot Platforms Inc *	27,932	175
Sanmina Corp *	60,589	3,663
Silicon Laboratories Inc *	14,047	2,508
Synopsys Inc *	765	278
TD SYNNEX Corp	4,875	470
Teradata Corp *	54,380	2,216
Teradyne Inc	5,553	562
Texas Instruments Inc	12,645	2,168
VeriSign Inc *	8,553	1,683
Visa Inc, Cl A	20,245	4,453
Vishay Intertechnology Inc	59,818	1,270

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Western Union Co/The	239,706	$3,107

		247,221
Materials — 2.8%
Alcoa Corp	24,543	1,201
Avery Dennison Corp	2,427	442
Berry Global Group Inc	29,946	1,860
CF Industries Holdings Inc	9,793	841
Chemours Co/The	27,722	948
Corteva Inc	47,179	2,939
Crown Holdings Inc	1,813	157
Graphic Packaging Holding Co	78,968	1,879
Innospec Inc	9,410	1,030
International Paper Co	120,300	4,378
Livent Corp *	7,219	169
Louisiana-Pacific Corp	12,625	739
NewMarket Corp	152	52
O-I Glass Inc, Cl I *	139,464	3,099
Orion Engineered Carbons SA	25,726	656
Reliance Steel & Aluminum Co	2,006	497
Sealed Air Corp	9,594	467
Silgan Holdings Inc	40,719	2,174
Sonoco Products Co	2,692	159
TimkenSteel Corp *	8,438	154
Warrior Met Coal Inc	14,734	564

		24,405
Real Estate — 1.4%
Anywhere Real Estate Inc *	63,234	366
Brixmor Property Group Inc ‡	10,926	247
CBRE Group Inc, Cl A *	26,527	2,259
Cushman & Wakefield PLC *	24,584	318
EastGroup Properties Inc ‡	2,326	380
Equity Commonwealth ‡	66,471	1,411
Extra Space Storage Inc ‡	12,225	2,013
Jones Lang LaSalle Inc *	7,442	1,298
Marcus & Millichap Inc	6,574	226
Newmark Group Inc, Cl A	25,768	207
Prologis Inc ‡	14,048	1,734
Public Storage ‡	6,755	2,019
Service Properties Trust ‡	17,061	187
Spirit Realty Capital Inc ‡	2,326	96

		12,761
Utilities — 2.8%
AES Corp/The	84,049	2,074
American Water Works Co Inc	3,287	462
Atmos Energy Corp	10,416	1,175
CenterPoint Energy Inc	18,956	527
Edison International	1,588	105
Entergy Corp	17,859	1,837
Exelon Corp	8,198	331
National Fuel Gas Co	2,831	162

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
New Jersey Resources Corp	16,464	$840
NextEra Energy Inc	16,290	1,157
NRG Energy Inc	7,459	245
PG&E Corp *	368,433	5,755
PPL Corp	178,101	4,821
Sempra Energy	18,233	2,734
Southern Co/The	34,911	2,202
UGI Corp	6,230	232

		24,659
Total Common Stock
(Cost $770,125) ($ Thousands)		874,234

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	11,045,183	$11,045

Total Cash Equivalent
(Cost $11,045) ($ Thousands)		11,045

Total Investments in Securities — 99.4%
(Cost $781,170) ($ Thousands)		$885,279

A list of open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	50	Mar-2023	$10,305	$9,939	$(366)

Percentages are based on Net Assets of $890,756 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.

‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$42,882	$141,951	$(173,788)	$—	$—	$11,045	$208	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%

Communication Services — 6.1%
Advantage Solutions Inc *	37,768	$83
AT&T Inc	560,300	10,595
Comcast Corp, Cl A	141,117	5,245
EchoStar Corp, Cl A *	9,343	187
Fox Corp	121,851	4,157
Madison Square Garden Sports Corp, Cl A *	14,415	2,755
Nippon Telegraph & Telephone Corp ADR	140,100	4,065
Omnicom Group Inc	43,551	3,945
Playstudios Inc *(A)	26,344	98
Scholastic Corp	1,905	87
Shutterstock Inc	4,628	348
SK Telecom Co Ltd ADR (A)	86,124	1,639
TEGNA Inc	148,000	2,575
Verizon Communications Inc	376,478	14,611
World Wrestling Entertainment Inc, Cl A	13,155	1,105

		51,495
Consumer Discretionary — 6.3%
AutoZone Inc *	4,535	11,277
Canadian Tire Corp Ltd, Cl A	23,900	2,986
Coursera Inc *	7,331	83
Dollar General Corp	18,838	4,075
DR Horton Inc	28,700	2,654
eBay Inc	72,222	3,315
Gentex Corp	31,108	888
Graham Holdings Co, Cl B	375	235
Grand Canyon Education Inc *	31,915	3,616
H&R Block Inc	106,800	3,930
Honda Motor Co Ltd ADR	112,200	2,914
LKQ Corp	8,691	498
Lowe's Cos Inc	16,900	3,477
Marriott International Inc/MD, Cl A	9,378	1,587
Murphy USA Inc	9,400	2,398
O'Reilly Automotive Inc *	2,861	2,375
Perdoceo Education Corp *	27,876	384
Service Corp International/US	31,000	2,093
Toyota Motor Corp ADR (A)	17,700	2,406
Whirlpool Corp	19,700	2,718

		53,909
Consumer Staples — 16.5%
Altria Group Inc	138,764	6,443
Archer-Daniels-Midland Co	68,277	5,435
BJ's Wholesale Club Holdings Inc *	28,529	2,048
Boston Beer Co Inc/The, Cl A *	2,914	944
Bunge Ltd	6,220	594
Calavo Growers Inc	13,294	429
Cal-Maine Foods Inc	10,171	578
Campbell Soup Co	120,549	6,331
Church & Dwight Co Inc	32,688	2,739
Clorox Co/The	23,858	3,708

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colgate-Palmolive Co	51,730	$3,792
Conagra Brands Inc	275,454	10,029
Flowers Foods Inc	106,082	2,958
Fresh Del Monte Produce Inc	17,823	557
General Mills Inc	106,539	8,471
Hain Celestial Group Inc/The *	7,182	128
Herbalife Nutrition Ltd *	20,087	389
Hormel Foods Corp	51,282	2,276
Hostess Brands Inc, Cl A *	24,374	602
Ingles Markets Inc, Cl A	1,428	128
Ingredion Inc	43,100	4,284
J & J Snack Foods Corp	3,093	437
J M Smucker Co/The	81,392	12,037
John B Sanfilippo & Son Inc	7,094	637
Kellogg Co	147,640	9,735
Keurig Dr Pepper Inc	2,844	98
Kimberly-Clark Corp	49,399	6,177
Kraft Heinz Co/The	202,373	7,880
Kroger Co/The	246,200	10,621
Lancaster Colony Corp	1,553	298
Molson Coors Beverage Co, Cl B	132,800	7,064
National Beverage Corp *	3,609	168
PepsiCo Inc	1,040	180
Philip Morris International Inc	17,581	1,711
Pilgrim's Pride Corp *	96,770	2,263
Post Holdings Inc *	22,021	1,981
PriceSmart Inc	4,582	319
Procter & Gamble Co/The	12,821	1,764
Reynolds Consumer Products Inc	33,830	928
Seaboard Corp	91	359
Seneca Foods Corp, Cl A *	3,499	195
Simply Good Foods Co/The *	3,184	122
SpartanNash Co	5,236	140
Tootsie Roll Industries Inc	11,007	485
TreeHouse Foods Inc *	8,541	417
Turning Point Brands Inc	13,715	328
Tyson Foods Inc, Cl A	131,061	7,764
Universal Corp/VA	9,743	493
USANA Health Sciences Inc *	6,432	391
Vector Group Ltd	31,149	413
Village Super Market Inc, Cl A	12,039	269
Vital Farms Inc *	23,877	386
Walmart Inc	5,737	815
WD-40 Co	263	46
Weis Markets Inc	6,043	462

		140,246
Energy — 3.4%
California Resources Corp	2,256	95
Chesapeake Energy	56,700	4,582
Chevron Corp	51,400	8,264
DT Midstream Inc	54,800	2,751

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exxon Mobil Corp	96,403	$10,596
Kinder Morgan Inc	141,500	2,414
Southwestern Energy Co *	100,649	533
Teekay Corp *	19,355	121
Teekay Tankers Ltd, Cl A *	3,051	138

		29,494
Financials — 12.8%
Aflac Inc	164,900	11,238
Allstate Corp/The	31,400	4,044
American Financial Group Inc/OH	32,000	4,292
AMERISAFE Inc	7,047	384
Annaly Capital Management Inc ‡	67,775	1,402
Aon PLC, Cl A	935	284
Axis Capital Holdings Ltd	19,317	1,173
Banco Latinoamericano de Comercio Exterior SA	2,190	40
Bank First Corp (A)	1,863	152
Bank of New York Mellon Corp/The	198,750	10,112
Bankwell Financial Group Inc	884	27
Berkshire Hathaway Inc, Cl B *	22,200	6,775
BGC Partners Inc, Cl A	4,405	21
Blue Foundry Bancorp *	3,812	47
Byline Bancorp Inc	5,811	143
Canadian Imperial Bank of Commerce	88,200	4,042
Carter Bankshares Inc *	2,893	50
Cboe Global Markets Inc	22,907	2,890
Chubb Ltd	2,293	484
Columbia Financial Inc *	18,567	392
Community Bank System Inc	607	37
Community Trust Bancorp Inc	2,839	121
CVB Financial Corp	6,923	166
Eastern Bankshares Inc	15,465	243
Employers Holdings Inc	14,034	623
Erie Indemnity Co, Cl A	4,298	1,012
Everest Re Group Ltd	18,797	7,217
First Busey Corp	5,551	134
First Commonwealth Financial Corp	2,343	38
First Financial Bankshares Inc	3,148	115
First Financial Corp/IN	9,343	411
Glacier Bancorp Inc	567	27
Greenlight Capital Re Ltd, Cl A *	28,118	258
Hanover Insurance Group Inc/The	23,654	3,299
Hartford Financial Services Group Inc/The	110,700	8,666
Heritage Commerce Corp	7,831	95
Independent Bank Corp	508	40
Independent Bank Corp/MI	913	20
James River Group Holdings Ltd	13,604	328
Loblaw Cos Ltd	60,300	5,165
Loews Corp	858	52
MarketAxess Holdings Inc	1,438	491
Marsh & McLennan Cos Inc	14,953	2,424

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mercantile Bank Corp	982	$34
MetLife Inc	56,300	4,038
Morningstar Inc	232	48
NBT Bancorp Inc	2,617	106
OceanFirst Financial Corp	74,670	1,771
Orrstown Financial Services Inc	788	18
Park National Corp	133	17
Popular Inc	9,694	692
Primis Financial Corp	2,418	28
Progressive Corp/The	24,642	3,537
Reinsurance Group of America Inc, Cl A	14,729	2,128
RLI Corp	2,051	283
Ryan Specialty Holdings Inc, Cl A *	11,935	503
Safety Insurance Group Inc	4,654	376
Selective Insurance Group Inc	718	73
Towne Bank/Portsmouth VA	22,100	670
Travelers Cos Inc/The	17,300	3,203
TrustCo Bank Corp NY	4,443	166
Unity Bancorp Inc	1,029	27
Univest Financial Corp	6,969	197
Virtu Financial Inc, Cl A	181,890	3,343
W R Berkley Corp	65,139	4,312
Washington Federal Inc	73,200	2,567
Westamerica BanCorp	3,792	209
Willis Towers Watson PLC	936	219
Zions Bancorp NA	24,942	1,263

		108,802
Health Care — 20.4%
Abbott Laboratories	7,310	744
AbbVie Inc	40,700	6,264
ADMA Biologics Inc *	11,564	41
Agilent Technologies Inc	12,232	1,737
Alkermes PLC *	6,047	162
Amgen Inc	47,900	11,096
Amneal Pharmaceuticals Inc *	74,799	154
Amphastar Pharmaceuticals Inc *	12,398	395
Anika Therapeutics Inc *	7,215	229
Avanos Medical Inc *	7,957	223
Becton Dickinson and Co	13,862	3,251
Biogen Inc *	6,011	1,622
Bio-Techne Corp	9,144	664
Bristol-Myers Squibb Co	215,900	14,888
Catalent Inc *	3,955	270
Catalyst Pharmaceuticals Inc *	18,660	285
Cigna Corp/The	8,417	2,459
Computer Programs and Systems Inc *	5,546	166
Corcept Therapeutics Inc *	15,577	324
Cross Country Healthcare Inc *	856	23
CVS Health Corp	138,888	11,603
Danaher Corp	2,515	623
DaVita Inc *	11,311	930

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deciphera Pharmaceuticals Inc *	22,147	$321
Eagle Pharmaceuticals Inc/DE *	11,669	327
Elevance Health Inc	7,259	3,409
Esperion Therapeutics Inc *(A)	34,203	211
Exelixis Inc *	165,295	2,823
Gilead Sciences Inc	240,538	19,370
Haemonetics Corp *	3,899	303
Halozyme Therapeutics Inc *	878	42
Harmony Biosciences Holdings Inc *	4,357	192
Hologic Inc *	34,335	2,734
Humana Inc	4,079	2,019
Incyte Corp *	55,843	4,299
Innoviva Inc *	36,562	441
Intercept Pharmaceuticals Inc *	15,619	315
Ionis Pharmaceuticals Inc *	53,064	1,905
Ironwood Pharmaceuticals Inc, Cl A *	32,595	367
Jazz Pharmaceuticals PLC *	29,192	4,099
Johnson & Johnson	56,849	8,713
Kiniksa Pharmaceuticals Ltd, Cl A *	17,955	231
Laboratory Corp of America Holdings	14,500	3,471
LeMaitre Vascular Inc	1,248	63
Ligand Pharmaceuticals Inc *	995	72
Masimo Corp *	4,571	765
McKesson Corp	17,300	6,052
Medpace Holdings Inc *	812	157
Merck & Co Inc	120,700	12,823
Merit Medical Systems Inc *	1,361	96
Mirum Pharmaceuticals Inc *	6,078	143
Neurocrine Biosciences Inc *	35,563	3,667
NuVasive Inc *	2,126	92
Organogenesis Holdings Inc, Cl A *	37,599	92
Organon & Co	121,673	2,980
Patterson Cos Inc	7,724	205
Pediatrix Medical Group Inc *	1,263	20
PerkinElmer Inc	2,727	340
PetIQ Inc, Cl A *	8,747	82
Pfizer Inc	226,960	9,208
Phibro Animal Health Corp, Cl A	14,637	230
Point Biopharma Global Inc, Cl A *(A)	5,646	42
Premier Inc, Cl A	74,285	2,391
Prestige Consumer Healthcare Inc *	2,445	147
QIAGEN NV *	59,770	2,746
Quest Diagnostics Inc	30,600	4,234
Regeneron Pharmaceuticals Inc *	251	191
Sage Therapeutics Inc *	3,780	157
Supernus Pharmaceuticals Inc *	8,357	314
Vanda Pharmaceuticals Inc *	31,927	206
Viatris Inc	277,535	3,164
Vir Biotechnology Inc *	5,890	134
Waters Corp *	9,125	2,837
West Pharmaceutical Services Inc	9,000	2,853

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zimmer Biomet Holdings Inc	32,035	$3,968

		174,216
Industrials — 8.1%
3M Co	14,345	1,546
Allison Transmission Holdings Inc, Cl A	169,542	8,053
AZZ Inc	2,816	114
Barrett Business Services Inc	3,740	359
Booz Allen Hamilton Holding Corp, Cl A	20,929	1,983
BWX Technologies Inc	12,362	755
Carrier Global Corp	746	34
Casella Waste Systems Inc, Cl A *	4,178	325
CH Robinson Worldwide Inc	25,782	2,577
Cummins Inc	31,900	7,754
Dun & Bradstreet Holdings Inc	26,449	318
Enerpac Tool Group Corp, Cl A	18,573	500
Ennis Inc	19,804	431
Exponent Inc	415	43
FTI Consulting Inc *	19,429	3,569
General Dynamics Corp	7,523	1,715
Golden Ocean Group Ltd (A)	42,980	446
Huntington Ingalls Industries Inc	8,141	1,752
L3Harris Technologies Inc	1,160	245
Landstar System Inc	3,490	631
Leidos Holdings Inc	2,403	233
Lockheed Martin Corp	17,320	8,214
ManpowerGroup Inc	10,996	933
Matson Inc	2,992	199
Miller Industries Inc/TN	1,588	44
MSC Industrial Direct Co Inc, Cl A	2,479	210
National Presto Industries Inc	5,746	394
Northrop Grumman Corp	8,769	4,070
Otis Worldwide Corp	10,163	860
Proto Labs Inc *	3,141	99
Resources Connection Inc	17,315	313
Rollins Inc	75,216	2,648
Schneider National Inc, Cl B	159,352	4,471
Science Applications International Corp	36,800	3,924
Snap-on Inc	23,500	5,844
Werner Enterprises Inc	72,200	3,354

		68,960
Information Technology — 14.4%
A10 Networks Inc	22,702	345
ACI Worldwide Inc *	9,891	256
Adeia Inc	17,059	168
Adobe Inc *	734	238
Altair Engineering Inc, Cl A *	543	35
Amdocs Ltd	185,108	16,958
American Software Inc/GA, Cl A	9,401	127
Arrow Electronics Inc *	38,100	4,495
Autodesk Inc *	14,653	2,911
AvePoint Inc *	3,853	19

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avnet Inc	95,600	$4,274
Brightcove Inc *	29,756	160
Broadridge Financial Solutions Inc	1,360	191
Canon Inc ADR (A)	118,860	2,552
Cisco Systems Inc	240,100	11,626
CommVault Systems Inc *	6,696	394
Consensus Cloud Solutions Inc *	1,067	44
CSG Systems International Inc	105,846	5,949
Dell Technologies Inc, Cl C	38,100	1,548
Dropbox Inc, Cl A *	75,892	1,548
eGain Corp *	2,429	19
EVERTEC Inc	1,293	48
FleetCor Technologies Inc *	8,793	1,889
Fortinet Inc *	4,300	256
Gen Digital Inc	124,862	2,436
GoDaddy Inc, Cl A *	14,531	1,100
Hewlett Packard Enterprise Co	321,700	5,022
Intel Corp	312,430	7,789
InterDigital Inc	3,259	238
International Business Machines Corp	88,000	11,378
Juniper Networks Inc	9,031	278
LiveRamp Holdings Inc *	12,781	302
Maximus Inc	1,370	112
NetApp Inc	8,713	562
Oracle Corp	122,300	10,689
OSI Systems Inc *	27,290	2,526
Progress Software Corp	9,577	550
PTC Inc *	20,343	2,550
Roper Technologies Inc	4,495	1,934
Sanmina Corp *	1,537	93
Sapiens International Corp NV	20,345	419
ScanSource Inc *	2,408	75
Seagate Technology Holdings PLC	38,100	2,460
Skyworks Solutions Inc	13,832	1,543
SS&C Technologies Holdings Inc	7,136	419
Synopsys Inc *	2,685	977
Teradata Corp *	67,040	2,733
Upland Software Inc *	27,302	158
VeriSign Inc *	3,337	657
Vishay Intertechnology Inc	7,249	154
Vishay Precision Group Inc *	7,250	316
Vontier Corp	19,997	523
Western Union Co/The	702,381	9,103
Yext Inc *	26,721	196

		123,342
Materials — 4.1%
Balchem Corp	2,198	286
Berry Global Group Inc	58,210	3,615
FutureFuel Corp	7,474	65
Innospec Inc	746	82
International Paper Co	67,900	2,471

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NewMarket Corp	25,562	$8,780
Newmont Corp	17,390	758
Reliance Steel & Aluminum Co	15,000	3,718
Sealed Air Corp	40,100	1,950
Silgan Holdings Inc	141,265	7,543
Sonoco Products Co	64,500	3,809
SSR Mining Inc	120,555	1,646
Westrock Co	17,575	552

		35,275
Real Estate — 0.3%
Agree Realty Corp ‡	3,282	232
BRT Apartments Corp ‡	6,317	134
Easterly Government Properties Inc, Cl A ‡	4,956	75
Equity Commonwealth *‡	11,849	251
InvenTrust Properties Corp ‡	6,244	151
NETSTREIT Corp ‡	6,163	124
Omega Healthcare Investors Inc ‡	6,393	171
Postal Realty Trust Inc, Cl A ‡	25,335	371
RMR Group Inc/The, Cl A	4,678	132
Weyerhaeuser Co ‡	21,822	682

		2,323
Utilities — 4.4%
American States Water Co	5,101	455
Avista Corp	5,506	226
Brookfield Infrastructure Corp, Cl A	22,365	966
Chesapeake Utilities Corp	4,543	582
Clearway Energy Inc, Cl A	1,640	49
Clearway Energy Inc, Cl C	1,102	35
Consolidated Edison Inc	9,448	844
Constellation Energy Corp	2,678	201
Dominion Energy Inc	32,381	1,801
DTE Energy Co	2,467	271
Entergy Corp	38,347	3,945
Evergy Inc	104,100	6,122
Hawaiian Electric Industries Inc	3,880	157
Middlesex Water Co	1,020	78
National Fuel Gas Co	111,818	6,405
Northwest Natural Holding Co	7,271	351
NorthWestern Corp	3,869	223
Otter Tail Corp	50,738	3,597
Portland General Electric Co	9,365	448
PPL Corp	23,796	644
Spire Inc	3,202	225
UGI Corp	191,072	7,114
Vistra Corp	118,732	2,611
York Water Co/The	2,692	117

		37,467
Total Common Stock
(Cost $698,583) ($ Thousands)		825,529

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, LP
4.570% **†(B)	2,577,469	$2,572

Total Affiliated Partnership
(Cost $2,577) ($ Thousands)		2,572

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	23,583,554	$23,584

Total Cash Equivalent
(Cost $23,584) ($ Thousands)		23,584

Total Investments in Securities — 99.9%
(Cost $724,744) ($ Thousands)		$851,685

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	91	Mar-2023	$18,454	$18,089	$(366)

Percentages are based on Net Assets of $852,376 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $2,026 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $2,572 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3,225	$24,282	$(24,935)	$—	$—	$2,572	$23	$—
SEI Daily Income Trust, Government Fund, Institutional Class	8,509	245,978	(230,903)	—	—	23,584	387	—
Totals	$11,734	$270,260	$(255,838)	$—	$—	$26,156	$410	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%
Australia — 0.4%
Aurizon Holdings Ltd	472,451	$1,055
JB Hi-Fi Ltd	135,300	3,817
Rio Tinto Ltd	25,812	2,032
Telstra Group Ltd	1,004,453	2,818
		9,722

Austria — 0.0%
Oberbank AG	175	19
Telekom Austria AG, Cl A	38,558	289
		308

Belgium — 0.5%
Ageas SA/NV	123,495	5,596
Elia Group	1,332	176
Etablissements Franz Colruyt NV	56,200	1,525
Solvay SA	23,434	2,690
Tessenderlo Group SA *	1,471	50
TINC Comm VA	2,195	29
		10,066

Brazil — 0.1%
Yara International ASA	66,514	3,176

Canada — 3.4%
Bank of Nova Scotia/The	106,000	5,251
BCE Inc (A)	145,959	6,459
Canadian Imperial Bank of Commerce	113,400	5,198
Canadian Tire Corp Ltd, Cl A	59,600	7,446
Canadian Utilities Ltd, Cl A (A)	70,600	1,856
CGI Inc, Cl A *	12,900	1,159
Cogeco Communications Inc	58,200	2,995
Dollarama Inc	9,300	538
Emera Inc	26,500	1,052
Empire Co Ltd, Cl A	152,200	4,046
Fairfax Financial Holdings Ltd	4,500	3,153
George Weston Ltd	32,214	4,045
Great-West Lifeco Inc	172,100	4,706
Loblaw Cos Ltd	162,300	13,901
Metro Inc/CN, Cl A	62,200	3,238
Power Corp of Canada	158,000	4,227
Quebecor Inc, Cl B	197,400	4,680
TMX Group Ltd	10,200	1,019
		74,969

China — 0.1%
BOC Hong Kong Holdings Ltd	123,000	416
CITIC Telecom International Holdings Ltd	872,000	318
Fountain SET Holdings Ltd	174,279	18
Kerry Logistics Network Ltd	48,965	81
Wilmar International Ltd	738,100	2,160
		2,993

Denmark — 0.6%
Carlsberg AS, Cl B	23,843	3,383

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novo Nordisk A/S, Cl B	63,559	$9,022
Sparekassen Sjaelland-Fyn A/S	1,199	37
		12,442

Finland — 0.8%
Aspo Oyj	27	–
Elisa Oyj, Cl A	91,465	5,211
Kemira	59,026	1,135
Nordea Bank Abp	29,007	369
Orion Oyj, Cl B	39,473	1,865
Sampo Oyj, Cl A	94,168	4,598
TietoEVRY Oyj	147,700	4,708
		17,886

France — 3.8%
ABC arbitrage	10,682	72
Air Liquide SA	5,781	923
Boiron SA	56	2
Bouygues SA	169,200	5,749
Carrefour SA	711,757	14,123
Dassault Systemes SE	3,611	140
Fountaine Pajot SA *	344	46
Orange SA	2,293,554	26,250
Sanofi	256,020	24,135
Societe BIC SA	77,200	5,010
TotalEnergies SE	133,400	8,286
Vivendi	40,657	420
		85,156

Germany — 0.8%
Allianz SE	16,900	3,981
Bayerische Motoren Werke AG	45,600	4,727
Deutsche Telekom AG	274,700	6,186
Henkel AG & Co KGaA	33,656	2,336
McKesson Europe AG	1,563	40
QIAGEN NV *	580	27
		17,297

Hong Kong — 1.6%
Bank of East Asia Ltd/The	16,792	23
Chinney Investments Ltd	88,000	15
CLP Holdings Ltd	573,680	4,060
Dah Sing Banking Group Ltd	58,680	48
HK Electric Investments & HK Electric Investments Ltd	3,327,000	2,128
HKT Trust & HKT Ltd	4,130,000	5,367
Jardine Matheson Holdings Ltd	72,700	3,600
Link ‡	362,800	2,385
MTR Corp Ltd	369,500	1,862
New World Development	150,000	408
Nissin Foods Co Ltd	12,716	10
PCCW Ltd	3,158,000	1,569
Power Assets Holdings Ltd	896,500	4,797
Prosperity ‡	100,000	30

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Regal Hotels International Holdings Ltd *	41,818	$17
SmarTone Telecommunications Holdings Ltd	110,513	74
Sun Hung Kai Properties Ltd	239,000	3,264
Swire Pacific Ltd, Cl A	116,500	950
Taylor Maritime Investments	23,496	26
Transport International Holdings Ltd	13,200	18
VTech Holdings Ltd	62,233	342
WH Group Ltd	8,596,500	4,994
Yue Yuen Industrial Holdings Ltd	22	–
		35,987

Ireland — 0.0%
Kerry Group PLC, Cl A	8,731	839

Israel — 1.1%
Bank Hapoalim BM	82,559	691
Bank Leumi Le-Israel BM	92,063	716
Bezeq The Israeli Telecommunication Corp Ltd	918,876	1,272
Check Point Software Technologies Ltd *	109,574	13,556
Elbit Systems Ltd	2,428	412
FIBI Holdings Ltd	9,648	354
First International Bank Of Israel Ltd/The	39,930	1,416
ICL Group Ltd	454,091	3,302
Isracard Ltd	1	–
Nice Ltd *	2,496	517
Radware Ltd *	59,034	1,230
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	16,177	896
Silicom Ltd *	1,294	49
Strauss Group Ltd	7,230	165
		24,576

Italy — 1.1%
A2A SpA	3,102,200	4,591
ACEA SpA	1,883	28
Eni SpA	948,500	13,445
Iren SpA	449,218	782
Italgas SpA	263,377	1,504
Orsero SpA	4,664	74
Snam SpA	754,171	3,716
TXT e-solutions *	3,263	63
		24,203

Japan — 8.3%
Achilles Corp	2,300	23
AGC Inc	175,100	6,479
Ahjikan Co Ltd (A)	5,308	32
Amano Corp	14,300	264
Anritsu Corp	37,100	339
Arcs Co Ltd	32,800	522
Asahi Co Ltd	5,000	50
Asante Inc	5,600	69

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Autobacs Seven	21,700	$232
Baroque Japan	10,000	58
Belc Co Ltd	4,500	177
Benesse Holdings Inc	16,800	249
Bridgestone Corp	135,100	5,182
Brother Industries Ltd	291,700	4,289
Calbee Inc	3,400	67
Canon Inc *(A)	308,500	6,660
Cawachi Ltd	24,600	421
C'BON COSMETICS Co Ltd	3,200	37
Choushimaru Co Ltd	7,894	66
Chubu Electric Power Co Inc	97,300	1,009
Chugin Financial Group	34,600	243
Chugoku Marine Paints	4,700	39
CI Takiron	25,400	95
Computer Engineering & Consulting	14,200	153
Create Medic Co Ltd	2,784	18
Dai Nippon Toryo	4,300	27
Daihatsu Diesel Manufacturing Co Ltd	6,400	25
Doshisha Co Ltd	6,100	82
Earth Corp	12,000	422
Ebara Foods Industry Inc	1,600	37
ENEOS Holdings Inc	1,100,600	3,800
ESTELLE Holdings Co Ltd	6,000	28
Ezaki Glico Co Ltd	41,300	1,037
FJ Next	11,400	85
FTGroup Co Ltd	3,900	33
Fujicco Co Ltd	11,100	151
Fujiya Co Ltd	2,100	37
Fukuda Denshi Co Ltd	800	24
Gakken Holdings Co Ltd	10,900	71
Gakkyusha	6,100	90
Heiwado Co Ltd	48,500	759
Hitachi Ltd	525	27
Hokkan Holdings	5,800	57
Hokuto Corp	24,700	342
Honda Motor Co Ltd	233,100	6,061
House Foods	26,000	516
ITOCHU Corp	126,500	3,779
Itochu Enex Co Ltd	13,400	109
Itochu-Shokuhin Co Ltd	953	35
Japan Tobacco Inc	806,200	16,392
JSP	14,600	172
Kajima Corp	93,800	1,120
Kaken Pharmaceutical Co Ltd	29,400	782
Kakiyasu Honten Co Ltd	1,600	24
Kansai Electric Power Co Inc/The	418,200	3,936
Kato Sangyo Co Ltd	12,700	336
KDDI Corp	206,900	6,055
Kenedix Retail REIT Corp ‡	156	284
Key Coffee Inc	6,400	97
Kinden Corp	267,500	3,003

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kitano Construction Corp	1,300	$28
Kohnan Shoji Co Ltd	138,458	3,222
Komeri Co Ltd	22,700	442
K's Holdings Corp	404,800	3,489
Kyokuyo Co Ltd	12,200	327
KYORIN Holdings Inc	24,100	299
Kyosan Electric Manufacturing Co Ltd	7,800	24
Kyushu Leasing Service	5,200	36
Lion Corp	14,000	151
Maezawa Kasei Industries	2,400	25
Marvelous	6,600	35
McDonald's Holdings Co Japan Ltd	44,500	1,761
Megmilk Snow Brand Co Ltd	28,100	365
MEIJI Holdings Co Ltd	14,800	678
Ministop Co Ltd	4,200	43
Miroku Jyoho Service Co Ltd	9,400	123
Mitsubishi Corp	55,800	1,896
Mitsubishi Shokuhin Co Ltd	7,400	176
Mitsui & Co Ltd	246,100	6,909
Mitsui Sugar Co Ltd	2,100	32
Miyoshi Oil & Fat Co Ltd	10,118	72
Mizuho Financial Group Inc	769,640	11,992
Mochida Pharmaceutical Co Ltd	9,100	227
Morinaga & Co Ltd/Japan	7,000	202
Morinaga Milk Industry Co Ltd	6,100	207
Morozoff Ltd	2,522	63
NEC Capital Solutions	1,800	36
Nichirei Corp	24,800	489
Nichirin Co Ltd	4,100	66
Nihon Chouzai Co Ltd	11,100	96
Nihon Denkei Co Ltd	2,500	33
Nikko	7,600	35
Nintendo Co Ltd	90,100	3,389
Nippn Corp	63,800	758
Nippon Air Conditioning Services	5,300	28
Nippon Electric Glass Co Ltd	177,000	3,293
NIPPON Investment Corp ‡	148	362
Nippon Telegraph & Telephone Corp	501,300	14,526
Nisshin Oillio Group Ltd/The	1,449	35
Nissin Foods Holdings Co Ltd	11,300	941
Nittoc Construction Co Ltd	10,800	77
NSD CO	1,500	26
Oiles	2,700	33
Okamoto Industries	1,200	34
Okinawa Cellular Telephone Co	10,822	254
Osaki Electric	7,300	29
Otsuka Holdings Co Ltd	58,600	1,778
OUG Holdings Inc	2,682	49
Ozu Corp	2,400	31
San ju San Financial Group Inc	3,400	44
San-A Co Ltd, Cl A	14,500	447
Sanki Engineering	5,900	66

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sankyo Co Ltd	16,700	$680
Secom Co Ltd	9,300	541
Senko Group Holdings Co Ltd	429,100	3,037
Shinmaywa Industries	4,400	36
Showa Sangyo Co Ltd	13,700	259
SKY Perfect JSAT Holdings Inc	661,600	2,511
Socionext	38,100	2,688
SoftBank Corp	485,600	5,481
Sojitz Corp	449,600	8,628
SRA Holdings	8,100	181
ST Corp	5,400	62
Sugi Holdings Co Ltd	3,800	159
Sundrug Co Ltd	59,800	1,618
Takamatsu Construction Group Co Ltd	5,600	82
Takasago International	1,300	24
Takeda Pharmaceutical Co Ltd	119,200	3,686
Teijin Ltd	579,200	6,017
Tenpos Holdings Co Ltd	1,300	24
Toho Holdings Co Ltd	1,911	31
TOKAI Holdings	35,400	228
Tokuyama	5,300	84
Tokyo Gas Co Ltd	66,000	1,273
Tokyo Individualized Educational Institute Inc	11,500	44
Tokyo Seimitsu Co Ltd	9,400	343
Toyo Ink SC Holdings	6,200	88
Trend Micro Inc/Japan	132,100	6,216
Unicafe Inc (A)	9,700	64
United Super Markets Holdings Inc	81,400	669
Uoriki	1,400	22
Valor Holdings Co Ltd	13,700	197
Vital KSK Holdings Inc	14,300	97
Wowow Inc	6,276	59
XYMAX REIT Investment Corp ‡	48	40
Yamaguchi Financial Group Inc	365,000	2,463
Yamaya	2,100	41
Yaoko Co Ltd	11,600	584
Yokorei	12,800	94
Yondoshi Holdings	3,200	41
Zaoh Co Ltd	2,000	30
Zenkoku Hosho Co Ltd	3,000	114
Zenrin Co Ltd	6,600	41
		184,964

Netherlands — 2.4%
ASR Nederland NV	149,500	6,827
Koninklijke Ahold Delhaize NV	1,059,742	33,732
NN Group NV	100,600	4,086
OCI NV	23,888	796
Signify NV	78,500	2,733
Wolters Kluwer NV	47,039	5,460
		53,634

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New Zealand — 0.3%
Freightways Group	25,359	$151
Investore Property Ltd ‡	188	–
Spark New Zealand Ltd	1,878,508	5,819
		5,970

Norway — 1.0%
AF Gruppen ASA	582	9
AMSC	21,922	94
DNB Bank ASA	51,896	1,041
Equinor ASA	286,377	8,861
Gjensidige Forsikring ASA	1,970	35
Orkla ASA	814,462	5,504
Sparebank 1 Oestlandet	16,398	199
SpareBank 1 SMN	24,874	330
SpareBank 1 Sorost-Norge	1,460	8
Sparebanken More	280	2
Sparebanken Vest	6,233	61
Telenor ASA	591,585	6,664
Veidekke ASA	7,635	86
		22,894

Portugal — 0.4%
Corticeira Amorim SGPS	45,159	468
Jeronimo Martins SGPS SA	368,528	7,590
Navigator Co SA/The	175,875	621
NOS SGPS SA	29,840	132
REN - Redes Energeticas Nacionais SGPS SA	377,746	1,019
		9,830

Singapore — 1.3%
Bukit Sembawang Estates Ltd	9,700	32
DBS Group Holdings Ltd	129,200	3,279
Great Eastern Holdings Ltd	4,800	64
Jardine Cycle & Carriage Ltd	206,600	4,559
Oversea-Chinese Banking Corp Ltd	915,300	8,615
Sheng Siong Group Ltd	1,456,233	1,763
Singapore Technologies Engineering Ltd	1,000,700	2,654
United Overseas Bank Ltd	355,100	7,893
Venture Corp Ltd	10,800	138
		28,997

Spain — 0.9%
Cia de Distribucion Integral Logista Holdings SA (A)	272,601	6,603
Endesa SA	330,764	6,514
Miquel y Costas & Miquel	2,889	38
Red Electrica Corp SA	330,808	5,512
Viscofan SA	3,210	206
		18,873

Sweden — 1.0%
Axfood AB	210,994	5,072
Svenska Handelsbanken AB, Cl A	492,100	5,243
Swedbank AB, Cl A	383,500	7,862

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tele2 AB, Cl B	392,599	$3,627
Volvo, Cl A	13,068	273
		22,077

Switzerland — 4.0%
Basellandschaftliche Kantonalbank	120	116
Berner Kantonalbank AG	2,152	530
Emmi AG	705	667
Graubuendner Kantonalbank	61	115
Helvetia Holding AG	24,300	3,129
Huber + Suhner	764	70
Intershop Holding AG	92	60
Investis Holding SA	813	85
Luzerner Kantonalbank AG	1,005	446
Nestle SA	59,473	6,731
Novartis AG	306,135	25,895
PSP Swiss Property AG	53,629	6,042
Roche Holding AG	55,964	16,229
St. Galler Kantonalbank	1,917	1,021
Swatch Group AG/The	15,415	989
Swatch Group AG/The, Cl B	2,303	804
Swisscom AG	29,625	18,346
UBS Group AG	395,700	8,634
Valiant Holding AG	1,402	155
Walliser Kantonalbank	687	79
Zug Estates Holding, Cl B	48	89
		90,232

United Kingdom — 7.6%
3i Group PLC	241,600	4,759
Aferian PLC	28,544	30
Alliance Pharma PLC	118,812	98
Aon PLC, Cl A	14,117	4,292
BAE Systems PLC	468,600	5,094
British American Tobacco PLC	192,971	7,344
Bunzl PLC	84,848	3,045
CK Hutchison Holdings Ltd	1,776,500	10,592
Coca-Cola Europacific Partners PLC	46,307	2,547
Computacenter PLC	13,872	380
FDM Group Holdings PLC	5,402	54
Ferguson PLC	11,089	1,598
Glencore PLC	245,885	1,475
GSK PLC	1,072,167	18,502
Haleon PLC	918,400	3,580
HSBC Holdings PLC	1,300,111	10,004
Imperial Brands PLC	692,230	16,803
J Sainsbury PLC	145,693	473
Kingfisher PLC	1,329,900	4,624
Liberty Global PLC, Cl A *	144,020	2,951
Medtronic PLC	93,556	7,746
Odfjell Technology *	214	1
Pearson PLC	56,876	632
Polar Capital Holdings	18,004	115

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reckitt Benckiser Group PLC	147,349	$10,279
RELX PLC	249,897	7,573
Sage Group PLC/The	752,229	6,817
Shell PLC	438,619	13,417
Spirent Communications PLC	616,410	1,589
Tesco PLC	2,020,310	6,237
Unilever PLC	208,759	10,453
VH Global Sustainable Energy Opportunities	16,004	19
Vodafone Group PLC	6,163,557	7,446
		170,569

United States — 55.6%
AbbVie Inc	37,184	5,723
Advance Auto Parts Inc	30,700	4,450
Aflac Inc	218,597	14,897
Air Products and Chemicals Inc	10,676	3,053
Allison Transmission Holdings Inc, Cl A	162,700	7,728
Allstate Corp/The	23,100	2,975
Alphabet Inc, Cl A *	34,968	3,149
Alphabet Inc, Cl C *	31,120	2,810
Altria Group Inc	218,318	10,137
Amcor PLC	402,596	4,485
Amdocs Ltd	232,357	21,286
American Electric Power Co Inc	30,836	2,713
American Financial Group Inc/OH	26,600	3,567
AMETEK Inc	25,102	3,553
Amgen Inc	109,711	25,416
Apple Inc	48,443	7,141
AptarGroup Inc	18,665	2,179
Archer-Daniels-Midland Co	121,172	9,645
Arrow Electronics Inc *	65,195	7,692
Ashland Inc	15,728	1,601
AT&T Inc	1,065,386	20,146
AutoZone Inc *	9,100	22,628
Bank of New York Mellon Corp/The	174,714	8,890
Becton Dickinson and Co	27,880	6,539
Berkshire Hathaway, Cl A *	6	2,781
Berkshire Hathaway Inc, Cl B *	60,531	18,473
Berry Global Group Inc	65,400	4,061
Bio-Rad Laboratories Inc, Cl A *	1,530	731
BlackRock TCP Capital Corp	7,211	83
Booz Allen Hamilton Holding Corp, Cl A	35,500	3,363
Box Inc, Cl A *	24,662	822
Bristol-Myers Squibb Co	571,408	39,404
CACI International Inc, Cl A *	1,767	518
Cadence Design Systems Inc *	17,868	3,447
Campbell Soup Co	165,646	8,700
Cardinal Health Inc	15,782	1,195
Casey's General Stores Inc	30,878	6,421
Cboe Global Markets Inc	60,927	7,687
CF Industries Holdings Inc	53,191	4,569
CH Robinson Worldwide Inc	29,571	2,956

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chemed Corp	7,081	$3,693
Chevron Corp	58,800	9,453
Chubb Ltd	5,176	1,092
Church & Dwight Co Inc	116,216	9,737
Cigna Corp/The	27,978	8,173
Cisco Systems Inc	693,507	33,580
Clorox Co/The	47,261	7,346
Coca-Cola Co/The	111,449	6,632
Cognizant Technology Solutions Corp, Cl A	65,029	4,073
Colgate-Palmolive Co	110,073	8,068
Comcast Corp, Cl A	207,160	7,700
CommVault Systems Inc *	72,531	4,271
Conagra Brands Inc	386,207	14,062
Consolidated Edison Inc	22,811	2,038
Corebridge Financial Inc	82,602	1,670
Crane Holdings Co	59,024	7,070
CSG Systems International Inc	46,100	2,591
Cummins Inc	22,700	5,518
CVS Health Corp	221,851	18,533
Dell Technologies Inc, Cl C	167,400	6,803
Dolby Laboratories Inc, Cl A	62,834	5,170
Dollar General Corp	12,469	2,697
Dominion Energy Inc	31,646	1,760
Domino's Pizza Inc	7,499	2,205
DR Horton Inc	37,900	3,505
DT Midstream Inc	28,882	1,450
DTE Energy Co	55,310	6,068
Duke Energy Corp	38,636	3,642
eBay Inc	76,000	3,489
Ecolab Inc	21,880	3,487
Elevance Health Inc	2,285	1,073
Ennis Inc	3,744	81
Entergy Corp	57,300	5,895
Everest Re Group Ltd	21,600	8,294
Evergy Inc	104,000	6,116
Expeditors International of Washington Inc	12,099	1,265
Exxon Mobil Corp	128,052	14,074
Fair Isaac Corp *	5,303	3,592
Flowers Foods Inc	82,074	2,288
FMC Corp	16,211	2,094
Ford Motor Co	233,500	2,818
Fox Corp	40,883	1,432
General Dynamics Corp	29,546	6,734
General Mills Inc	225,723	17,947
General Motors Co	76,100	2,948
Genuine Parts Co	7,673	1,357
Gilead Sciences Inc	304,788	24,545
Graco Inc	69,981	4,867
Graham Holdings Co, Cl B	2,159	1,353
Grand Canyon Education Inc *	15,006	1,700
Hartford Financial Services Group Inc/The	126,900	9,934
HealthStream Inc	3,215	83

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hershey Co/The	36,336	$8,660
Hewlett Packard Enterprise Co	348,800	5,445
HF Sinclair Corp	40,248	2,001
Hologic Inc *	19,981	1,591
Hormel Foods Corp	55,961	2,484
HP Inc	122,400	3,613
Hubbell Inc, Cl B	2,029	510
Humana Inc	22,548	11,162
Huntington Ingalls Industries Inc	8,114	1,746
Incyte Corp *	196,390	15,118
Ingredion Inc	49,600	4,930
Insperity Inc	1,066	132
Intel Corp	424,100	10,573
Intercontinental Exchange Inc	67,158	6,837
International Business Machines Corp	131,500	17,003
J M Smucker Co/The	83,293	12,318
Jacobs Solutions Inc	32,240	3,853
John B Sanfilippo & Son Inc	4,854	436
Johnson & Johnson	163,323	25,031
Juniper Networks Inc	268,906	8,277
Kellogg Co	310,319	20,462
Kimberly-Clark Corp	142,741	17,850
Knight-Swift Transportation Holdings Inc, Cl A	1,046	60
Kraft Heinz Co/The	292,519	11,391
Kroger Co/The	309,900	13,369
L3Harris Technologies Inc	9,278	1,959
Lamb Weston Holdings Inc	11,659	1,173
Leidos Holdings Inc	17,541	1,703
Lincoln Electric Holdings Inc	38,100	6,398
Lockheed Martin Corp	45,033	21,357
Lowe's Cos Inc	18,500	3,806
Marathon Petroleum Corp	4,240	524
Marsh & McLennan Cos Inc	42,564	6,901
McDonald's Corp	11,494	3,033
McKesson Corp	34,343	12,013
Merck & Co Inc	313,962	33,355
Microsoft Corp	26,441	6,595
Molina Healthcare Inc *	9,221	2,539
Molson Coors Beverage Co, Cl B	169,100	8,994
Mondelez International Inc, Cl A	108,876	7,096
MP Materials Corp *	55,263	1,934
National Fuel Gas Co	98,400	5,636
NetScout Systems Inc *	22,706	646
Neurocrine Biosciences Inc *	13,665	1,409
New Mountain Finance Corp	1,132	14
NewMarket Corp	30,559	10,497
Newmont Corp	25,830	1,126
NextGen Healthcare Inc *	29,056	526
Noram Drilling	22,054	132
Nordson Corp	1,251	275
Northrop Grumman Corp	22,019	10,219

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oracle Corp	189,670	$16,577
O'Reilly Automotive Inc *	3,167	2,629
Organon & Co	30,990	759
PACCAR Inc	77,878	5,623
Packaging Corp of America	23,793	3,253
PepsiCo Inc	41,414	7,187
Pfizer Inc	516,412	20,951
Philip Morris International Inc	72,163	7,022
Phillips 66	40,198	4,123
Procter & Gamble Co/The	87,112	11,983
Provident Financial Holdings Inc (A)	2,655	37
Public Storage ‡	15,100	4,514
Quest Diagnostics Inc	57,600	7,970
Regeneron Pharmaceuticals Inc *	6,423	4,884
Reliance Steel & Aluminum Co	27,068	6,708
Roche Holding AG	7,197	2,236
Roper Technologies Inc	475	204
Royal Gold Inc	63,869	7,587
RPM International Inc	58,596	5,193
Seagate Technology Holdings PLC	54,100	3,493
Service Corp International/US	35,839	2,420
Silgan Holdings Inc	272,413	14,547
Sixth Street Specialty Lending Inc	607	12
Sonoco Products Co	53,048	3,133
Synopsys Inc *	10,463	3,806
Taro Pharmaceutical Industries Ltd *	7,891	238
Toro Co/The	18,543	2,048
Travelers Cos Inc/The	14,017	2,595
Tyson Foods Inc, Cl A	77,502	4,591
UGI Corp	118,100	4,397
United Therapeutics Corp *	7,189	1,769
UnitedHealth Group Inc	20,616	9,812
USANA Health Sciences Inc *	10,958	666
Valero Energy Corp	44,852	5,909
VeriSign Inc *	22,609	4,450
Verizon Communications Inc	957,172	37,148
Vertex Pharmaceuticals Inc *	16,549	4,804
Vistra Corp	79,406	1,746
VMware Inc, Cl A *	1,525	168
Walgreens Boots Alliance Inc	144,178	5,123
Walmart Inc	48,777	6,933
Waste Management Inc	8,646	1,295
Waterstone Financial Inc	21,792	351
WEC Energy Group Inc	3,201	284
Werner Enterprises Inc	182,200	8,463
Western Union Co/The	879,295	11,396
Whirlpool Corp	31,400	4,333
		1,243,762

Total Common Stock
(Cost $2,149,720) ($ Thousands)		2,171,422

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG (B)	6,069	$578
Henkel AG & Co KGaA (B)	71,027	5,184
		5,762

Total Preferred Stock
(Cost $5,545) ($ Thousands)		5,762

	Number of Rights
RIGHTS — 0.0%
Hong Kong — 0.0%
Link, Expires 03/28/2023 *	72,560	68
Total Rights
(Cost $—) ($ Thousands)		68

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, LP
4.570% **†(C)	20,204,211	$20,228

Total Affiliated Partnership
(Cost $20,209) ($ Thousands)		20,228

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	24,794,055	24,794

Total Cash Equivalent
(Cost $24,794) ($ Thousands)		24,794

Total Investments in Securities — 99.4%
(Cost $2,200,268) ($ Thousands)		$2,222,274

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	73	Mar-2023	$3,248	$3,288	$27
FTSE 100 Index	16	Mar-2023	1,508	1,523	(1)
Hang Seng Index	2	Mar-2023	255	252	(3)
S&P 500 Index E-MINI	99	Mar-2023	19,676	19,679	3
SPI 200 Index	7	Mar-2023	852	849	(6)
TOPIX Index	7	Mar-2023	1,020	1,025	4
			$26,559	$26,616	$24

A list of the open forward contracts held by the Fund at February 28, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/03/23	CHF	43,286	USD	46,295	$(80)
Barclays PLC	04/03/23	CAD	50,671	USD	37,362	127
Barclays PLC	04/03/23	DKK	53,722	USD	7,677	2
Barclays PLC	04/03/23	HKD	205,108	USD	26,170	(6)
BNP Paribas	03/03/23	SGD	24,742	USD	18,942	560
BNP Paribas	04/03/23	SGD	23,375	USD	17,343	(41)
BNP Paribas	03/03/23	CAD	53,475	USD	40,231	952
BNP Paribas	03/03/23	HKD	207,153	USD	26,456	61
BNP Paribas	03/03/23 - 04/03/23	EUR	226,599	USD	245,114	4,541
BNP Paribas	04/03/23	NOK	111,625	USD	10,818	6
BNP Paribas	04/03/23	SEK	196,813	USD	18,899	(13)
BNP Paribas	04/03/23	JPY	13,365,142	USD	98,205	(421)
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	205	AUD	298	(4)
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	114	DKK	802	—
Brown Brothers Harriman	03/03/23	USD	100	DKK	698	(1)
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	259	NZD	412	(4)
Brown Brothers Harriman	03/03/23	NZD	285	USD	179	3

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Global Managed Volatility Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/03/23	SGD	747	USD	562	$7
Brown Brothers Harriman	04/03/23	USD	13	NOK	138	—
Brown Brothers Harriman	03/03/23	USD	1,045	NOK	10,716	(9)
Brown Brothers Harriman	04/03/23	USD	57	HKD	445	—
Brown Brothers Harriman	03/03/23	USD	1,101	HKD	8,633	(1)
Brown Brothers Harriman	03/03/23	AUD	1,238	USD	858	23
Brown Brothers Harriman	03/03/23	CHF	1,419	USD	1,539	24
Brown Brothers Harriman	04/03/23	USD	43	SGD	58	—
Brown Brothers Harriman	03/03/23	USD	1,436	SGD	1,908	(18)
Brown Brothers Harriman	03/03/23	USD	445	SEK	4,711	7
Brown Brothers Harriman	03/03/23	USD	1,110	SEK	11,461	(11)
Brown Brothers Harriman	03/03/23	CAD	1,523	USD	1,136	17
Brown Brothers Harriman	04/03/23	CAD	163	USD	120	—
Brown Brothers Harriman	03/03/23	DKK	2,503	USD	361	4
Brown Brothers Harriman	03/03/23	USD	2,785	CAD	3,747	(33)
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	1,973	GBP	1,638	10
Brown Brothers Harriman	03/03/23	USD	1,044	GBP	858	(5)
Brown Brothers Harriman	04/03/23	USD	213	CHF	199	—
Brown Brothers Harriman	03/03/23	USD	3,015	CHF	2,778	(49)
Brown Brothers Harriman	03/03/23	GBP	1,238	USD	1,505	6
Brown Brothers Harriman	03/03/23	GBP	2,040	USD	2,456	(13)
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	1,772	EUR	1,671	1
Brown Brothers Harriman	03/03/23	USD	1,557	EUR	1,453	(15)
Brown Brothers Harriman	03/03/23	EUR	4,701	USD	5,045	58
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	4,890	JPY	648,339	(126)
Brown Brothers Harriman	03/03/23	NOK	6,840	USD	670	9
Brown Brothers Harriman	03/03/23	NOK	333	USD	32	—
Brown Brothers Harriman	03/03/23	SEK	949	USD	91	—
Brown Brothers Harriman	03/03/23 - 04/03/23	SEK	7,404	USD	706	(5)
Brown Brothers Harriman	03/03/23	HKD	9,114	USD	1,163	1
Brown Brothers Harriman	03/03/23	JPY	884,770	USD	6,676	177
Standard Chartered	03/03/23	DKK	53,191	USD	7,878	297
Standard Chartered	03/03/23	GBP	57,960	USD	71,239	1,068
Standard Chartered	03/03/23	NOK	116,191	USD	11,675	442
Standard Chartered	03/03/23	SEK	207,568	USD	20,141	234
Standard Chartered	04/03/23	AUD	8,863	USD	5,975	(9)
Westpac Banking	03/03/23	AUD	7,896	USD	5,633	308
Westpac Banking	03/03/23	NZD	5,059	USD	3,299	165
Westpac Banking	04/03/23	NZD	4,927	USD	3,035	(17)
Westpac Banking	03/03/23	CHF	45,075	USD	49,715	1,605
Westpac Banking	03/03/23	JPY	13,115,626	USD	102,177	5,847
Westpac Banking	04/03/23	GBP	58,436	USD	70,705	(68)
						$15,613

Percentages are based on Net Assets of $2,236,512 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $17,598 ($ Thousands).
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $20,228 ($ Thousands).

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$39,904	$248,606	$(268,291)	$—	$9	$20,228	$248	$—
SEI Daily Income Trust, Government Fund, Institutional Class	18,237	340,915	(334,358)	—	—	24,794	693	—
Totals	$58,141	$589,521	$(602,649)	$—	$9	$45,022	$941	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.3%
Australia — 3.8%
Adbri Ltd	312,664	$361
Altium Ltd	18,315	484
AMP Ltd	723,042	505
AngloGold Ashanti Ltd ADR	25,588	426
ANZ Group Holdings Ltd	1,707,209	28,378
Aristocrat Leisure Ltd	88,580	2,183
ASX Ltd	216,163	9,918
BGP Holdings *(A)	239,898	–
BHP Group Ltd	1,108,316	33,782
BlueScope Steel Ltd	1,720,433	22,113
Brambles Ltd	281,695	2,445
Computershare Ltd	1,023,045	17,109
CSL Ltd	27,619	5,519
EBOS Group Ltd	26,081	717
Fortescue Metals Group Ltd	875,984	12,641
Iluka Resources Ltd	105,802	744
Incitec Pivot Ltd	2,258,871	5,240
Karoon Energy Ltd *	131,135	207
Lottery Corp Ltd/The	302,383	1,058
Mineral Resources Ltd	182,055	10,136
National Australia Bank Ltd	40,000	809
New Hope Corp Ltd	463,713	1,698
Northern Star Resources Ltd	58,516	409
NRW Holdings Ltd	12,394	21
Nufarm Ltd	36,310	142
Orica Ltd	27,182	297
Orora Ltd	848,712	2,020
Pilbara Minerals Ltd	3,635,726	10,224
Premier Investments Ltd	26,479	488
Pro Medicus Ltd	14,566	599
PSC Insurance Group Ltd	1,514	5
Qantas Airways Ltd *	9,553,421	41,360
Ridley Corp Ltd	27,537	41
Rio Tinto Ltd	588,932	46,359
RPMGlobal Holdings Ltd *	31,213	31
Silex Systems Ltd *	129,592	347
South32 Ltd	9,193,887	26,908
Super Retail Group Ltd	54,995	481
Symbio Holdings Ltd	21,545	26
Technology One Ltd	133,155	1,338
Telstra Group Ltd	203,942	572
Terracom Ltd	1,063,784	542
Washington H Soul Pattinson & Co Ltd	20,062	394
Whitehaven Coal Ltd	1,138,974	5,553
WiseTech Global Ltd	63,787	2,710
Yancoal Australia Ltd	178,172	704
		298,044

Austria — 0.5%
ANDRITZ AG	104,561	6,481
Erste Group Bank AG	108,014	4,259

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OMV AG	355,096	$17,364
Palfinger AG	2,034	68
Raiffeisen Bank International AG	179,625	3,010
voestalpine AG	121,868	4,526
Wienerberger AG	35,523	1,111
		36,819

Belgium — 0.1%
Azelis Group NV	19,273	490
Barco NV	6,667	190
KBC Group NV	23,928	1,794
Materialise NV ADR *	10,074	87
Solvay SA	16,949	1,946
Tessenderlo Group SA *	2,735	92
		4,599

Brazil — 2.6%
3R PETROLEUM OLEO E GAS SA *	2,169,300	15,229
Aliansce Sonae Shopping Centers sa	307,800	1,003
Ambev SA *	12,193,600	31,368
B3 SA - Brasil Bolsa Balcao	4,702,219	9,538
Banco do Brasil SA	6,103,900	47,199
BB Seguridade Participacoes SA	474,200	3,106
Caixa Seguridade Participacoes S/A	102,300	167
Cia de Saneamento Basico do Estado de Sao Paulo *	106,800	1,067
Cia de Saneamento de Minas Gerais-COPASA *	47,900	132
CPFL Energia SA	3,665,700	21,149
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,069,391	8,866
Gerdau SA ADR	2,170,719	11,874
Locaweb Servicos de Internet SA *	6,385,560	6,018
Petroleo Brasileiro SA ADR	374,681	4,155
Romi SA/Brazil	54,400	168
Telefonica Brasil SA	4,800,000	36,004
Wheaton Precious Metals Corp	12,159	508
Yara International ASA	125,589	5,997
		203,548

Canada — 2.7%
Advantage Energy Ltd *	293,471	1,720
Ag Growth International Inc	864	35
Agnico Eagle Mines Ltd	34,938	1,612
Air Canada, Cl B *	5,600	83
AirBoss of America Corp	6,500	46
Alamos Gold Inc, Cl A	87,881	898
Atco Ltd/Canada, Cl I	52,100	1,619
Barrick Gold Corp	28,041	454
Birchcliff Energy Ltd	565,000	3,482
Bombardier Inc, Cl B *	10,618	531
BRP Inc	158,103	13,730
Calfrac Well Services Ltd *	14,470	60
Cameco Corp	17,067	468

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Canfor Corp *	177,499	$3,035
Cascades Inc	8,978	71
Celestica Inc *	52,621	681
Centerra Gold Inc	205,242	1,299
CES Energy Solutions Corp	67,926	147
Constellation Software Inc/Canada	518	893
Coveo Solutions Inc *	8,300	48
Crescent Point Energy Corp	1,089,277	7,465
Descartes Systems Group Inc/The *	6,731	498
Docebo Inc *	5,100	180
Dollarama Inc	296,948	17,192
Element Fleet Management Corp	58,536	838
Enerplus Corp	9,000	143
Enghouse Systems Ltd	33,969	1,073
Fairfax Financial Holdings Ltd	5,158	3,614
Finning International Inc	146,115	3,714
Franco-Nevada Corp	10,129	1,296
George Weston Ltd	7,200	904
Gildan Activewear Inc	7,800	248
iA Financial Corp Inc	83,162	5,595
Interfor Corp *	48,800	823
Kelt Exploration Ltd *	59,356	205
Kinaxis Inc *	10,100	1,176
Lumine Group Inc *	876	9
Lundin Gold Inc	44,403	460
Major Drilling Group International Inc *	7,100	56
Manulife Financial Corp (B)	289,500	5,737
Martinrea International Inc	32,475	333
MEG Energy Corp *	8,700	138
Methanex Corp	57,500	2,907
MTY Food Group Inc	5,691	269
Mullen Group Ltd	70,695	739
National Bank of Canada	204,325	15,041
NuVista Energy Ltd *	357,627	3,152
Obsidian Energy Ltd *	3,910	28
Parkland Corp	19,100	419
Pason Systems Inc	75,965	812
Pet Valu Holdings Ltd	16,034	504
Peyto Exploration & Development Corp (B)	286,751	2,498
Power Corp of Canada	210,800	5,639
Precision Drilling Corp *	20,869	1,193
Primo Water Corp	23,664	368
Quebecor Inc, Cl B	1,375,779	32,620
Saputo Inc	19,072	512
Shawcor Ltd *	28,700	295
Shopify Inc, Cl A *	40,253	1,661
SNC-Lavalin Group Inc	1,382,000	28,666
Spartan Delta Corp *	13,897	126
Stella-Jones Inc	31,100	1,128
StorageVault Canada Inc	110,140	499
Sun Life Financial Inc (B)	21,500	1,041
TMX Group Ltd	155,166	15,508

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Torex Gold Resources Inc *	36,612	$452
Toromont Industries Ltd	179,480	14,836
Tourmaline Oil Corp	11,989	527
Trican Well Service Ltd	82,252	207
Uni-Select Inc *	8,336	290
Winpak Ltd	2,366	70
		214,616

China — 5.2%
Alibaba Group Holding Ltd *	3,101,700	34,180
Alibaba Group Holding Ltd ADR *	139,592	12,255
Alibaba Health Information Technology Ltd *	1,522,000	1,086
Angel Yeast Co Ltd, Cl A	82,400	480
Anjoy Foods Group Co Ltd, Cl A	36,800	867
Autohome Inc ADR	12,600	384
Baidu Inc ADR *	3,639	501
Baidu Inc, Cl A *	701,200	12,042
Baozun Inc ADR *	17,247	108
Beijing Yanjing Brewery Co Ltd, Cl A	302,100	587
BYD Co Ltd, Cl H	52,500	1,413
BYD Electronic International Co Ltd	280,000	815
C&D International Investment Group Ltd	169,000	545
C&D Property Management Group Co Ltd	112,919	73
China Coal Energy Co Ltd, Cl H	6,510,645	5,035
China Construction Bank Corp, Cl H	48,981,000	29,952
China Kepei Education Group Ltd	169,870	64
China Overseas Land & Investment Ltd	9,717,000	24,090
China Pacific Insurance Group Co Ltd, Cl H	3,543,486	9,390
China Resources Beer Holdings Co Ltd	100,000	738
China Resources Land Ltd	3,708,000	16,439
China Sanjiang Fine Chemicals Co Ltd	598,092	114
China Shenhua Energy Co Ltd, Cl H	264,000	794
China Taiping Insurance Holdings Co Ltd	163,000	192
CNPC Capital Co Ltd, Cl A	1,725,600	1,467
COFCO Capital Holdings Co Ltd, Cl A	1,389,700	1,498
DeHua TB New Decoration Materials Co Ltd, Cl A	370,100	741
Differ Group Auto Ltd (B)	9,396,000	230
Ecovacs Robotics Co Ltd, Cl A	37,000	482
Edvantage Group Holdings Ltd	263,212	104
ENN Energy Holdings Ltd	32,800	466
FIH Mobile Ltd *	597,000	64
Foshan Haitian Flavouring & Food Co Ltd, Cl A	66,200	784
Gaotu Techedu Inc ADR *	3,006	10
G-bits Network Technology Xiamen Co Ltd, Cl A	10,400	529
GF Securities Co Ltd, Cl H	6,700,600	9,509
Gree Real Estate Co Ltd, Cl A	343,700	489
Hansoh Pharmaceutical Group Co Ltd	340,000	611
Hengtong Optic-electric Co Ltd, Cl A	410,800	872

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Holly Futures Co Ltd, Cl A	190,800	$457
Huapont Life Sciences Co Ltd, Cl A	643,600	516
HUTCHMED China Ltd *	142,000	468
HUTCHMED China Ltd ADR *	26,815	444
Industrial & Commercial Bank of China Ltd, Cl H	5,695,000	2,844
Inner Mongolia Dazhong Mining Co Ltd, Cl A *	266,100	513
iQIYI Inc ADR *	114,646	886
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	205,200	933
JOYY Inc ADR	28,501	895
Kunlun Energy Co Ltd	2,512,000	2,010
Lee & Man Chemical Co Ltd	34,000	26
Lee & Man Paper Manufacturing Ltd	786,243	339
Lenovo Group Ltd	13,550,000	12,153
LONGi Green Energy Technology Co Ltd, Cl A *	3,129,878	19,953
Lonking Holdings Ltd	286,732	52
Meituan, Cl B *	34,540	599
Midea Group Co Ltd, Cl A	3,999,294	30,234
MINISO Group Holding Ltd ADR *	93,961	1,682
Morimatsu International Holdings Co Ltd *	73,000	88
NetDragon Websoft Holdings Ltd	179,260	408
New China Life Insurance Co Ltd, Cl H	2,298,600	5,564
New Oriental Education & Technology Group Inc *	153,100	583
Nongfu Spring Co Ltd, Cl H	89,000	499
Offcn Education Technology Co Ltd, Cl A *	640,500	527
Oppein Home Group Inc, Cl A	653,670	13,338
PDD Holdings Inc ADR *	13,463	1,181
People.cn Co Ltd, Cl A	210,100	529
PetroChina Co Ltd, Cl H	38,932,045	19,938
Ping An Insurance Group Co of China Ltd, Cl H	2,176,000	14,775
Prosus NV	18,433	1,328
Qianhe Condiment and Food Co Ltd, Cl A	164,500	588
RLX Technology Inc ADR *	224,678	438
Shaanxi Coal Industry Co Ltd, Cl A	188,800	544
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	298,000	481
Shanghai 2345 Network Holding Group Co Ltd, Cl A	1,110,120	483
Shanxi Lu'an Environmental Energy Development Co Ltd, Cl A	182,900	588
Shenzhen Inovance Technology Co Ltd, Cl A	47,100	497
Shenzhen SED Industry Co Ltd, Cl A	127,400	478
Shijiazhuang Yiling Pharmaceutical Co Ltd, Cl A	117,900	510
SITC International Holdings Co Ltd	2,281,670	4,767
Sonoscape Medical Corp, Cl A	66,500	470
TAL Education Group ADR *	379,543	2,668

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TCL Electronics Holdings Ltd *	540,000	$233
Tencent Holdings Ltd	447,500	19,589
Tencent Music Entertainment Group *	6,300	24
Tianli International Holdings Ltd	292,000	96
Topsports International Holdings Ltd	22,690,000	19,801
TravelSky Technology Ltd, Cl H	732,000	1,444
Trip.com Group Ltd *	17,300	612
Trip.com Group Ltd ADR *	705,740	25,089
Unigroup Guoxin Microelectronics Co Ltd, Cl A	34,500	551
Valiant Co Ltd	189,900	480
Vipshop Holdings Ltd ADR *	418,288	6,228
Wanda Film Holding Co Ltd, Cl A *	298,200	581
Waterdrop Inc ADR *	27,573	83
Weibo Corp ADR *	35,213	728
Wilmar International Ltd	425,900	1,246
Xiangcai Co Ltd, Cl A	579,400	842
Xinxiang Richful Lube Additive Co Ltd, Cl A	27,300	472
Xinyi Glass Holdings Ltd	9,257,000	17,289
Yantai Dongcheng Pharmaceutical Co Ltd, Cl A	191,900	509
Yifeng Pharmacy Chain Co Ltd, Cl A	95,200	830
Yihai International Holding Ltd	559,000	1,624
Youdao Inc ADR *	1,521	12
Yum China Holdings Inc	11,200	658
		415,295

Denmark — 3.1%
ALK-Abello A/S *	32,329	483
AP Moller - Maersk A/S, Cl B	7,974	18,645
Coloplast A/S, Cl B	67,398	7,816
D/S Norden A/S	32,126	2,272
Danske Bank A/S *	484,727	11,289
Demant A/S *	333,574	10,024
Genmab A/S *	104,899	39,580
ISS A/S	1,331	29
Jyske Bank A/S *	11,001	925
Novo Nordisk A/S, Cl B	630,639	89,519
Orsted AS	111,327	9,759
Pandora A/S	542,229	51,565
SimCorp A/S	3,285	237
Solar A/S, Cl B	625	55
Sydbank AS	11,428	584
		242,782

Finland — 1.1%
Cargotec Oyj, Cl B	7,061	361
Kesko Oyj, Cl B	162,099	3,536
Metso Outotec Oyj	144,046	1,540
Neste Oyj	12,874	624
Nokia Oyj	16,355,021	75,960
Nordea Bank Abp	159,873	2,030
Orion Oyj, Cl B	94,912	4,484

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sampo Oyj, Cl A	22,033	$1,076
Uponor Oyj	11,189	209
		89,820

France — 8.2%
Accor SA	668,945	22,332
Air France-KLM *	235,331	442
Air Liquide SA	288,370	46,044
Amundi SA	572,319	37,873
BNP Paribas SA	44,573	3,131
Bouygues SA	186,019	6,321
Christian Dior SE	2,019	1,685
Cie de Saint-Gobain	85,151	5,087
Cie des Alpes	1,404	21
Cie Generale des Etablissements Michelin SCA	1,130,758	35,657
Criteo SA ADR *	76,709	2,543
Danone SA	1,267,757	71,579
Dassault Aviation SA	213,390	36,819
Derichebourg SA	3,009	20
Euroapi SA *	1	–
Hermes International	13,478	24,520
Ipsen SA	62,126	7,122
La Francaise des Jeux SAEM	83,817	3,324
Lectra	3,118	117
Legrand SA	141,418	13,138
L'Oreal SA	31,205	12,413
LVMH Moet Hennessy Louis Vuitton SE	40,209	33,644
Orange SA	1,436,970	16,446
Pernod Ricard SA	88,083	18,468
Publicis Groupe SA	286,143	22,832
Rexel SA	1,704,085	42,559
Sanofi	826,405	77,904
Sartorius Stedim Biotech	35,382	11,583
Societe BIC SA	320,000	20,769
Societe pour l'Informatique Industrielle	319	17
Sodexo SA	538,519	50,108
SPIE SA	34,452	949
Technip Energies NV	11,487	224
Thales SA	50,713	7,110
Vinci SA	36,366	4,159
Wavestone	1,906	99
Wendel SE	2,065	235
Worldline SA/France *	342,153	14,340
		651,634

Germany — 6.6%
adidas AG	154,820	23,259
Affimed NV *	70,895	64
Aurubis AG	12,051	1,185
BASF SE	563,267	28,956
Bayer AG	1,017,964	60,768
Carl Zeiss Meditec AG	81,372	10,899

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Commerzbank AG	45,186	$552
Continental AG	846,555	61,049
Covestro AG *	1,843,131	81,411
CTS Eventim AG & Co KGaA *	18,046	1,190
Daimler Truck Holding AG *	716,149	22,796
Deutsche Bank AG	265,876	3,327
Deutsche Boerse AG	69,727	12,201
Deutsche Lufthansa AG *	1,849,580	19,266
Duerr AG	13,532	512
Encavis AG	26,461	520
Fresenius Medical Care AG & Co KGaA	903,631	35,381
GEA Group AG	14,337	633
Hannover Rueck SE	11,245	2,191
HeidelbergCement AG	47,706	3,295
Heidelberger Druckmaschinen AG *	52,562	95
HUGO BOSS AG	7,014	482
Infineon Technologies AG	13,730	488
Knorr-Bremse AG	203,600	13,909
Koenig & Bauer AG *	1,160	24
Krones AG	2,291	280
Mercedes-Benz Group AG	6,358	490
Merck KGaA	26,368	5,015
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,471	3,275
QIAGEN NV *	486,739	22,455
Rational AG	3,479	2,317
Rheinmetall AG	114,534	29,224
RWE AG	27,467	1,172
SAP SE	382,237	43,569
Scout24 SE	180,752	9,952
Siemens AG	49,929	7,662
Siemens Energy AG *	64,759	1,303
Sixt SE	4,024	547
SMA Solar Technology AG *	6,053	474
Stabilus SE	505	34
Talanx AG	28,322	1,356
Vitesco Technologies Group AG *	4,218	294
Wacker Chemie AG	59,247	9,324
Washtec AG	1,439	60
		523,256

Greece — 0.0%
Aegean Airlines SA *	10,275	83
Hellenic Telecommunications Organization SA	45,069	694
HELLENIQ ENERGY HOLDINGS S.A.	10,419	92
JUMBO SA *	16,721	334
Motor Oil Hellas Corinth Refineries SA	30,828	820
National Bank of Greece SA *	140,517	790
OPAP SA	35,328	550
		3,363

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hong Kong — 1.2%
AIA Group Ltd	1,729,600	$18,344
ASMPT Ltd	134,500	1,146
Bank of East Asia Ltd/The	20,516	29
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
Orient Overseas International Ltd	583,503	9,366
Pacific Basin Shipping Ltd	2,596,000	942
Perennial Energy Holdings Ltd	245,000	30
Samsonite International SA *	10,402,700	29,156
Skyworth Group Ltd	662,000	363
Swire Pacific Ltd, Cl A	4,384,000	35,745
Wharf Real Estate Investment Co Ltd	90,000	493
		95,614

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	86,492	659
OTP Bank Nyrt	95,988	2,919
		3,578

India — 1.0%
3M India Ltd	498	138
Ahluwalia Contracts India Ltd	4,490	25
Axis Bank Ltd	112,903	1,153
Bank of Baroda	2,358,147	4,536
Bank of India	372,150	319
Castrol India Ltd	50,737	70
CESC Ltd	235,251	197
Coal India Ltd	2,914,736	7,595
Cummins India Ltd	48,296	917
DB Corp Ltd	11,535	13
Federal Bank Ltd	945,928	1,478
Gillette India Ltd	648	37
Gujarat Industries Power Co Ltd	42,932	40
Gujarat Pipavav Port Ltd	184,639	234
Gujarat State Petronet Ltd	60,145	206
HDFC Bank Ltd ADR	331,982	22,455
Hindustan Aeronautics Ltd	91,102	2,837
ICICI Bank Ltd	122,264	1,264
Indian Bank	77,796	242
Infosys Ltd	128,792	2,318
Infosys Ltd ADR	136,672	2,452
Ingersoll Rand India Ltd	2,967	77
Intellect Design Arena Ltd	27,852	152
ITC Ltd	590,595	2,691
J Kumar Infraprojects Ltd	9,170	27
Karnataka Bank Ltd/The	46,453	80
Karur Vysya Bank Ltd/The	467,036	576
Kirloskar Pneumatic Co Ltd	8,014	57
Kotak Mahindra Bank Ltd	29,112	609
KPIT Technologies Ltd	49,571	498
Larsen & Toubro Ltd GDR	406,965	10,383
NCC Ltd/India	198,742	214
Oracle Financial Services Software Ltd	17,989	690

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Polycab India Ltd	8,218	$306
Ram Ratna Wires Ltd	11,455	21
Shanthi Gears Ltd	17,918	74
Tech Mahindra Ltd	1,005,065	13,377
Ujjivan Financial Services Ltd *	97,734	313
Union Bank of India Ltd	280,643	228
Varun Beverages Ltd	93,807	1,476
VST Tillers Tractors Ltd	829	23
Wipro Ltd	123,383	578
WNS Holdings Ltd ADR *	11,264	979
Wonderla Holidays Ltd *	60,863	305
		82,260

Indonesia — 0.3%
ABM Investama Tbk PT	129,467	24
Adaro Energy Indonesia Tbk PT	10,388,420	2,037
Alam Sutera Realty Tbk PT *	2,571,500	27
Bank Negara Indonesia Persero Tbk PT	1,188,000	684
Bank Rakyat Indonesia Persero Tbk PT	37,045,204	11,344
Ciputra Development Tbk PT	3,679,983	239
Elnusa Tbk PT	3,901,400	79
Energi Mega Persada Tbk PT *	5,896,700	105
Hanjaya Mandala Sampoerna Tbk PT	9,198,600	715
Indah Kiat Pulp & Paper Tbk PT	44,300	23
Indofood Sukses Makmur Tbk PT	552,676	235
Japfa Comfeed Indonesia Tbk PT	548,100	48
Jaya Konstruksi Manggala Pratama Tbk PT *	2,342,500	21
Prima Andalan Mandiri Tbk PT	235,775	100
Rmk Energy Tbk PT *	220,500	11
Surya Semesta Internusa Tbk PT *	4,717,400	129
Triputra Agro Persada PT	4,821,827	207
United Tractors Tbk PT	4,017,475	7,350
		23,378

Ireland — 1.0%
AIB Group PLC	8,500,000	36,472
Bank of Ireland Group PLC	1,536,067	16,990
Greencore Group PLC *	5,912,092	5,830
ICON PLC *	87,920	19,837
		79,129

Israel — 1.1%
Bank Hapoalim BM	914,361	7,654
Bank Leumi Le-Israel BM	1,584,888	12,335
Check Point Software Technologies Ltd *	431,433	53,377
First International Bank Of Israel Ltd/The	14,860	527
ICL Group Ltd	3,465	25
Isracard Ltd	18	–
Israel Discount Bank Ltd, Cl A	547,866	2,601
Nice Ltd ADR *	24,153	5,009
Perion Network Ltd *	17,807	601
Wix.com Ltd *	26,275	2,379
		84,508

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Italy — 1.2%
Azimut Holding SpA	87,585	$2,087
Banca IFIS SpA	26,497	437
Banca Mediolanum SpA	147,217	1,433
BFF Bank SpA	58,695	584
Brunello Cucinelli SpA	16,626	1,405
Coca-Cola HBC AG	72,491	1,867
Danieli & C Officine Meccaniche SpA	5,930	121
Enel SpA	3,291,517	18,560
Ferrari NV	3,150	819
FinecoBank Banca Fineco SpA	36,797	638
Infrastrutture Wireless Italiane SpA	173,161	1,914
Intesa Sanpaolo SpA	805,201	2,187
Iveco Group NV *	199,436	1,890
Piaggio & C SpA	121,730	516
PRADA SpA	25,700	174
Prysmian SpA	272,697	10,518
Recordati Industria Chimica e Farmaceutica SpA	41,541	1,768
Sanlorenzo SpA/Ameglia	1,602	73
Tenaris SA	355,919	5,919
Tenaris SA ADR	358,040	11,819
UniCredit SpA	1,491,531	30,604
		95,333

Japan — 10.1%
A&D HOLON Holdings Co Ltd	7,000	72
ABC-Mart Inc	25,500	1,256
Adastria Co Ltd	44,200	703
Advantest Corp	158,384	12,569
Aeon Delight Co Ltd	6,400	140
AEON Financial Service Co Ltd (B)	193,000	1,832
Ai Holdings Corp	7,200	119
Aidma Holdings Inc *	6,400	198
Airtrip Corp *	2,300	41
Aisan Industry Co Ltd	12,800	87
Ajinomoto Co Inc	50,700	1,496
Akita Bank Ltd/The	2,200	32
Alfresa Holdings Corp	2,000	24
Alps Logistics Co Ltd	3,300	31
Amano Corp	3,100	57
Anest Iwata Corp	3,900	26
Anritsu Corp	81,500	744
AOKI Holdings Inc	17,400	105
Arealink Co Ltd	2,000	31
Argo Graphics Inc	1,200	33
Asahi Co Ltd (B)	11,800	117
Asahi Group Holdings Ltd	1,270,500	44,920
ASAHI YUKIZAI CORP	2,000	41
ASKUL Corp	40,400	511
Ateam Inc	13,100	74
Avant Group Corp	13,200	136

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Awa Bank Ltd/The	10,100	$165
Axell Corp	3,600	45
Bandai Namco Holdings Inc	9,600	593
Bank of Iwate Ltd/The	5,400	99
Bank of Nagoya Ltd/The	2,400	63
Bank of Saga Ltd/The	1,800	25
Base Co Ltd	1,600	54
BayCurrent Consulting Inc	12,400	487
BIPROGY Inc	96,000	2,128
BrainPad Inc *	10,700	54
Brother Industries Ltd	2,052,200	30,177
Business Engineering Corp	1,600	35
Capcom Co Ltd (B)	163,760	5,152
Carlit Holdings Co Ltd	17,500	92
Central Japan Railway Co	11,800	1,326
Central Security Patrols Co Ltd	8,200	152
Chiba Bank Ltd/The	100,400	735
Chino Corp	2,200	32
Chiyoda Integre Co Ltd	1,400	23
Chori Co Ltd	3,400	65
Chuetsu Pulp & Paper Co Ltd	3,300	25
Chugai Pharmaceutical Co Ltd	39,800	992
Chuo Warehouse Co Ltd	3,900	29
COLOPL Inc *	148,800	650
Credit Saison Co Ltd	54,800	747
Creek & River Co Ltd	2,600	42
Curves Holdings Co Ltd	7,200	41
Cybernet Systems Co Ltd	6,600	46
Dai-Dan Co Ltd	1,600	28
Daihatsu Diesel Manufacturing Co Ltd	22,200	87
Daihen Corp	2,500	78
Dai-ichi Life Holdings Inc	188,500	4,018
Daiichi Sankyo Co Ltd	64,000	2,012
Dainichiseika Color & Chemicals Manufacturing Co Ltd	2,400	32
Daisue Construction Co Ltd	7,500	66
Daito Trust Construction Co Ltd	10,100	951
Denka Co Ltd	12,800	270
Descente Ltd	4,000	117
Digital Arts Inc	9,300	365
Digital Information Technologies Corp	4,800	58
dip Corp	8,900	230
DMG Mori Co Ltd	5,000	80
Doshisha Co Ltd	1,200	16
Ehime Bank Ltd/The	6,800	49
Eiken Chemical Co Ltd	34,900	400
Elecom Co Ltd	33,100	323
Electric Power Development Co Ltd	74,800	1,194
Elematec Corp	7,400	99
en Japan Inc	17,000	296
Enigmo Inc	30,100	136
Entrust Inc	3,400	22

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ESPEC Corp	1,700	$25
F&M Co Ltd	1,400	23
Fabrica Communications Co Ltd	2,600	61
FANUC Corp	6,500	1,106
Fixstars Corp	5,200	53
Frontier Management Inc	2,800	24
Fudo Tetra Corp	2,000	24
Fuji Corp/Aichi	36,800	557
FUJIFILM Holdings Corp	43,400	2,024
Fujikura Ltd	126,300	896
Fujitsu Ltd	154,700	19,898
FuKoKu Co Ltd	3,700	29
Fukui Computer Holdings Inc	3,300	68
Fukuoka Financial Group Inc	432,400	9,650
Furyu Corp	9,600	85
Gakken Holdings Co Ltd	18,400	119
Gakujo Co Ltd	4,500	47
Giken Ltd	1,500	31
Goldwin Inc	6,600	573
GS Yuasa Corp	7,500	135
GungHo Online Entertainment Inc	128,800	2,318
Hachijuni Bank Ltd/The	230,400	1,042
Heiwa Corp	3,200	60
Hibiya Engineering Ltd	2,300	35
Hino Motors Ltd *	103,400	421
Hirose Electric Co Ltd	6,400	782
Hitachi Construction Machinery Co Ltd	29,000	648
Hitachi Ltd	879,800	44,502
Hito Communications Holdings Inc	2,700	31
Hodogaya Chemical Co Ltd	1,000	23
Hokko Chemical Industry Co Ltd	4,000	25
Horiba Ltd	24,500	1,306
Hoshizaki Corp	9,700	344
Hosokawa Micron Corp	3,800	77
Hotland Co Ltd	11,600	121
Hoya Corp	119,500	11,817
Hyakujushi Bank Ltd/The	9,400	138
I K K Holdings Inc	6,900	33
IBJ Inc	8,000	50
Ichikoh Industries Ltd	12,400	41
Ichinen Holdings Co Ltd	2,900	27
I-NE Co Ltd *	3,100	82
Intelligent Wave Inc	4,300	22
I-PEX Inc	6,700	64
Iriso Electronics Co Ltd	2,400	84
ISB Corp	4,900	47
Ishihara Sangyo Kaisha Ltd	3,800	30
Isuzu Motors Ltd	1,417,800	16,956
Izumi Co Ltd	3,000	66
Japan Electronic Materials Corp	14,900	166
Japan Exchange Group Inc	83,200	1,241
Japan Lifeline Co Ltd	29,300	199

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Japan Medical Dynamic Marketing Inc	20,400	$153
Japan Petroleum Exploration Co Ltd	27,300	991
Japan Post Holdings Co Ltd	5,100,000	45,303
Japan Post Insurance Co Ltd	294,300	5,103
Japan Transcity Corp	6,000	26
JCU Corp	2,300	54
Jeol Ltd	14,500	451
JINS Holdings Inc	3,400	89
JK Holdings Co Ltd	3,500	28
JP-Holdings Inc	31,800	83
Justsystems Corp	3,600	88
Kamakura Shinsho Ltd *	14,800	117
Kanaden Corp	3,400	28
Kao Corp	511,300	19,106
KAWADA TECHNOLOGIES Inc	2,700	72
Kawasaki Heavy Industries Ltd	27,500	600
Kawasaki Kisen Kaisha Ltd	33,000	791
KDDI Corp	327,900	9,595
Keio Corp	28,500	993
Keyence Corp	47,199	20,406
Kimura Unity Co Ltd	4,900	37
Koatsu Gas Kogyo Co Ltd	5,100	26
Komatsu Ltd	1,346,600	32,228
Konica Minolta Inc	527,500	2,300
Konoike Transport Co Ltd	4,400	48
Kuraray Co Ltd	57,600	516
Kyodo Printing Co Ltd	1,700	37
Kyosan Electric Manufacturing Co Ltd	7,600	23
Kyowa Kirin Co Ltd	38,000	813
Kyushu Railway Co	28,400	621
LAC Co Ltd	6,400	34
Lawson Inc	11,400	449
Life Corp	3,100	63
Lifedrink Co Inc	2,700	53
Macbee Planet Inc *	1,700	157
Macnica Holdings Inc	23,900	661
Makita Corp	724,400	18,081
Mandom Corp	5,600	59
Mani Inc	7,700	105
Maruzen Showa Unyu Co Ltd	1,200	27
Mazda Motor Corp	608,200	5,479
Media Do Co Ltd *	17,800	195
Medipal Holdings Corp	38,500	505
Megachips Corp *	6,900	145
Meidensha Corp	4,200	61
Meisei Industrial Co Ltd	17,100	99
METAWATER Co Ltd	2,500	31
Micronics Japan Co Ltd	9,000	87
Mimasu Semiconductor Industry Co Ltd	3,800	72
Miroku Jyoho Service Co Ltd	11,800	155
Mito Securities Co Ltd	10,400	23
Mitsuba Corp	8,200	31

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitsubishi Corp	185,000	$6,287
Mitsubishi Electric Corp	733,100	8,251
Mitsubishi Kakoki Kaisha Ltd	1,800	30
Mitsubishi Motors Corp *	163,400	644
Mitsubishi Shokuhin Co Ltd	3,900	93
Mitsubishi UFJ Financial Group Inc	5,673,900	40,200
Mitsui-Soko Holdings Co Ltd	16,600	481
Miura Co Ltd	7,200	174
MIXI Inc	264,700	5,198
Miyazaki Bank Ltd/The	1,800	36
Mizuho Medy Co Ltd	7,100	130
MonotaRO Co Ltd	36,000	489
Morita Holdings Corp	3,900	35
MS&AD Insurance Group Holdings Inc	64,500	2,108
Nabtesco Corp	18,500	478
NEC Corp	61,600	2,205
NEOJAPAN Inc	7,300	51
New Art Holdings Co Ltd	1,900	25
NGK Spark Plug Co Ltd	80,500	1,619
Nice Corp	2,600	26
Nichias Corp	13,500	266
Nihon Chouzai Co Ltd	5,600	48
Nihon Denkei Co Ltd	4,400	58
Nihon M&A Center Holdings Inc	114,400	955
Nihon Parkerizing Co Ltd	9,200	69
Nihon Trim Co Ltd	2,800	61
Nikon Corp	4,600,000	45,590
NIPPON EXPRESS HOLDINGS INC	25,400	1,417
Nippon Paint Holdings Co Ltd	136,200	1,189
Nippon Shinyaku Co Ltd	12,100	542
Nippon Thompson Co Ltd	24,700	107
Nissan Motor Co Ltd	530,300	2,054
Nissan Tokyo Sales Holdings Co Ltd	86,600	221
Nissin Corp	2,100	33
Nissin Foods Holdings Co Ltd	11,300	941
Nisso Corp	8,500	42
Nitto Kohki Co Ltd	2,900	38
Nitto Seiko Co Ltd	5,400	21
Nittoc Construction Co Ltd	6,400	46
Nittoku Co Ltd	4,300	95
NOF Corp	17,400	740
Nojima Corp	8,700	87
Nomura Co Ltd	7,200	47
Noritz Corp	7,900	95
NS Solutions Corp	8,600	224
Obara Group Inc	1,400	40
OBIC Business Consultants Co Ltd	1,500	52
Okabe Co Ltd	6,100	34
Okamura Corp	11,400	115
Omron Corp	14,400	773
One Career Inc *	2,600	87
Onward Holdings Co Ltd	84,200	211

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Optim Corp *	17,100	$123
Optorun Co Ltd	17,300	283
Oracle Corp Japan *	12,100	824
ORIX Corp	2,065,500	37,022
Oro Co Ltd	4,600	67
OSG Corp	4,800	68
Otsuka Corp	44,100	1,486
Otsuka Holdings Co Ltd	63,600	1,930
PC Depot Corp	46,600	102
Pegasus Sewing Machine Manufacturing Co Ltd	4,100	20
Persol Holdings Co Ltd	10,800	216
Pickles Holdings Co Ltd	3,100	27
Pigeon Corp	222,800	3,432
Plus Alpha Consulting Co Ltd	16,700	353
PR Times Inc *	4,600	62
Prestige International Inc	15,900	74
Pronexus Inc	16,200	117
Proto Corp	3,800	34
QB Net Holdings Co Ltd	3,500	37
Qol Holdings Co Ltd	18,600	163
Rasa Corp	4,500	48
Recruit Holdings Co Ltd	347,500	9,449
Resona Holdings Inc	4,154,900	22,874
Resonac Holdings Corp	1,825,700	29,983
Resorttrust Inc	18,200	284
Ricoh Co Ltd	24,800	193
Riso Kagaku Corp	2,300	42
Rix Corp	1,400	26
Rohm Co Ltd	9,700	746
Rohto Pharmaceutical Co Ltd	46,300	841
Round One Corp	76,700	292
Sakai Heavy Industries Ltd	1,000	29
Sakai Moving Service Co Ltd	1,000	33
San ju San Financial Group Inc	5,300	68
Sangetsu Corp	19,500	354
Sanken Electric Co Ltd	8,500	578
Sankyo Co Ltd	22,900	933
Sanrio Co Ltd	26,900	815
Sansan Inc *	18,500	209
Sanwa Holdings Corp	16,200	171
Sanyo Shokai Ltd	11,300	116
Sato Holdings Corp	5,900	98
SB Technology Corp	10,800	159
Sega Sammy Holdings Inc	100,300	1,714
Seiko Epson Corp	105,800	1,458
Seiko Group Corp	2,200	47
Seino Holdings Co Ltd	9,200	95
Sekisui Jushi Corp	5,200	75
SERAKU Co Ltd	14,500	158
Seria Co Ltd	12,200	237
Seven & i Holdings Co Ltd	181,600	8,119

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shibaura Machine Co Ltd	8,200	$191
Shibusawa Warehouse Co Ltd/The	2,400	39
Shimamura Co Ltd	82,800	7,732
Shimano Inc	42,000	6,541
Shimojima Co Ltd	3,500	26
Shinagawa Refractories Co Ltd	1,300	43
Shinnihon Corp	3,800	26
Shinnihonseiyaku Co Ltd	6,200	65
Shionogi & Co Ltd	34,300	1,526
Shofu Inc	1,700	26
SIGMAXYZ Holdings Inc	10,700	88
Silver Life Co Ltd	2,100	30
Sinfonia Technology Co Ltd	4,900	60
SMK Corp	1,400	26
SMS Co Ltd *	457,100	10,956
Sodick Co Ltd	12,000	67
SoftBank Corp	162,000	1,829
Sohgo Security Services Co Ltd	10,400	273
Solasto Corp	5,400	27
Sompo Holdings Inc	78,600	3,369
Sony Group Corp	152,214	12,773
Speee Inc *(B)	5,500	57
Sprix Inc	2,400	15
Square Enix Holdings Co Ltd	10,200	455
Star Micronics Co Ltd	14,100	179
Studio Alice Co Ltd	1,600	24
Subaru Corp	1,033,300	16,594
Sumitomo Mitsui Construction Co Ltd	41,600	130
Sumitomo Mitsui Financial Group Inc	220,800	9,680
Sun Corp	4,400	74
Sun-Wa Technos Corp	2,900	43
Suzuken Co Ltd/Aichi Japan	900	23
Suzuki Motor Corp	14,400	506
System Support Inc	1,800	23
Systena Corp	14,700	35
T&D Holdings Inc	455,700	6,895
Takaoka Toko Co Ltd	4,000	63
Takara Holdings Inc	13,700	108
Takara Standard Co Ltd	12,500	132
Takashimaya Co Ltd	105,800	1,473
Takeda Pharmaceutical Co Ltd	492,500	15,229
Takuma Co Ltd	6,700	67
Tayca Corp	4,400	38
TechMatrix Corp	4,600	50
Teikoku Electric Manufacturing Co Ltd	10,100	198
Temairazu Inc	4,000	147
TIS Inc	126,200	3,131
Tobu Railway Co Ltd	41,700	931
Tochigi Bank Ltd/The	17,500	43
Toei Animation Co Ltd	94,200	9,433
Toho Co Ltd/Tokyo	19,100	665
Toho Gas Co Ltd	25,200	473

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toho Holdings Co Ltd	41,600	$672
Tokai Carbon Co Ltd	106,700	1,041
Tokio Marine Holdings Inc	182,700	3,877
Tokyo Electron Ltd	6,800	2,332
Tokyo Gas Co Ltd	60,500	1,167
Tokyo Individualized Educational Institute Inc	5,700	22
Tokyo Seimitsu Co Ltd	33,800	1,234
Tokyotokeiba Co Ltd	22,000	611
Tokyu Construction Co Ltd	20,900	106
Tomoku Co Ltd	1,900	23
Tomy Co Ltd	33,000	322
Topcon Corp	22,500	296
Toray Industries Inc	2,154,900	12,327
Toshiba TEC Corp	1,100	31
Tosho Co Ltd	9,700	86
Toyo Engineering Corp *	13,800	59
Trancom Co Ltd	600	29
Transcosmos Inc *	8,700	214
Trend Micro Inc/Japan	60,100	2,828
Trusco Nakayama Corp	2,400	40
Tsubakimoto Chain Co	4,700	110
Tsugami Corp	3,000	32
Tsuruha Holdings Inc	3,800	268
Ubicom Holdings Inc *	2,300	33
Ulvac Inc	2,100	80
Unipres Corp	11,000	65
United Arrows Ltd	10,700	137
Ushio Inc	31,000	354
USS Co Ltd	17,100	277
UT Group Co Ltd *	2,700	49
V Technology Co Ltd	7,200	130
ValueCommerce Co Ltd	9,800	121
Vector Inc	21,500	220
VINX Corp	3,200	32
Visional Inc *	5,500	369
Waseda Academy Co Ltd	3,800	35
Will Group Inc	3,600	30
Wowow Inc	2,300	22
Xebio Holdings Co Ltd	13,700	101
YAMABIKO Corp	4,300	40
YAMADA Consulting Group Co Ltd	2,000	23
Yamae Group Holdings Co Ltd	4,100	54
Yamaichi Electronics Co Ltd	10,700	144
Yamazen Corp	12,800	98
Yokogawa Electric Corp	6,800	102
Yokowo Co Ltd	11,200	163
Yondenko Corp	1,900	26
Yorozu Corp	4,600	26
Yossix Holdings Co Ltd	5,500	86
Yushin Precision Equipment Co Ltd	5,700	30
ZIGExN Co Ltd	23,400	74

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ZOZO Inc	76,900	$1,708
		802,445

Luxembourg — 0.3%
ArcelorMittal SA	874,930	26,393

Macao — 0.7%
Galaxy Entertainment Group Ltd *	3,848,000	25,589
MGM China Holdings Ltd *	863,600	1,052
Sands China Ltd *	9,142,400	31,680
Wynn Macau Ltd *	730,400	755
		59,076

Malaysia — 0.0%
Alliance Bank Malaysia Bhd	211,000	164
Berjaya Food Bhd	289,400	64
British American Tobacco Malaysia Bhd	14,600	38
Carlsberg Brewery Malaysia Bhd	14,200	73
Fraser & Neave Holdings Bhd	8,200	50
Genting Plantations Bhd (Malaysia)	18,900	25
Heineken Malaysia Bhd	52,700	336
Hong Leong Financial Group Bhd	63,920	260
Jaya Tiasa Holdings BHD	301,300	44
Pantech Group Holdings Bhd	216,400	36
QL Resources Bhd	469,400	608
		1,698

Mexico — 1.0%
America Movil SAB de CV, Ser L	32,043,200	32,856
Banco del Bajio SA	174,300	665
Coca-Cola Femsa SAB de CV ADR	8,031	579
Corp Inmobiliaria Vesta SAB de CV	459,600	1,329
Grupo Aeroportuario del Centro Norte SAB de CV ADR	165,372	12,897
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	84,300	1,597
Grupo Bimbo SAB de CV, Ser A	105,100	500
Grupo Financiero Inbursa SAB de CV, Cl O *	232,400	485
Southern Copper Corp	45,422	3,347
Ternium SA ADR	220,521	9,397
Wal-Mart de Mexico SAB de CV	3,602,531	14,174
		77,826

Netherlands — 5.1%
Aalberts NV	8,118	396
ABN AMRO Bank NV	31,609	560
ASM International NV	3,824	1,310
ASML Holding NV	60,537	37,493
EXOR NV *	41,286	3,413
HAL Trust	2,129	282
Heineken Holding NV	15,092	1,296
ING Groep NV	4,560,611	64,161
Koninklijke Ahold Delhaize NV	1,217,080	38,741
Koninklijke Philips NV *	3,033,097	49,696
Koninklijke Vopak NV	56,508	1,809

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NN Group NV	1,046,003	$42,486
OCI NV	7,258	241
Randstad NV	868,881	53,536
Signify NV	1,300,000	45,261
TomTom NV *	3,305	26
Universal Music Group NV	534,324	12,665
Van Lanschot Kempen NV	23,847	698
Wolters Kluwer NV	411,012	47,707
		401,777

New Zealand — 0.0%
Mainfreight Ltd	60	3
Spark New Zealand Ltd	193,688	600
		603

Norway — 0.8%
AutoStore Holdings Ltd *	2,571,866	5,377
DNB Bank ASA	1,268,453	25,451
Equinor ASA	776,028	24,012
Gjensidige Forsikring ASA	474,834	8,463
Hoegh Autoliners ASA	23,870	157
Kongsberg Gruppen ASA	16,965	709
MPC Container Ships ASA	291,948	522
Norsk Hydro ASA	115,991	848
Opera Ltd ADR *	3,447	31
PGS ASA *	576,381	570
		66,140

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	66,754	506

Philippines — 0.0%
BDO Unibank Inc	356,516	795
LT Group Inc	134,400	25
		820

Poland — 0.2%
Bank Handlowy w Warszawie SA	10,916	206
Budimex SA	282	18
Cognor Holding SA	17,446	32
Dino Polska SA *	11,525	965
Enea SA *	65,010	95
Eurocash SA *	17,597	59
Orange Polska SA	110,831	168
PGE Polska Grupa Energetyczna SA *	730,635	1,100
PlayWay SA	252	24
Powszechny Zaklad Ubezpieczen SA	1,132,468	9,346
STS Holding SA *	15,654	62
TEN Square Games SA	9,375	277
		12,352

Portugal — 0.1%
EDP - Energias de Portugal SA	261,730	1,326
Jeronimo Martins SGPS SA	338,651	6,974

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Navigator Co SA/The	21,615	$76
		8,376

Qatar — 0.1%
Aamal Co	623,035	165
Industries Qatar QSC	937,623	3,584
Mekdam Holding Group	11,947	24
Ooredoo QPSC	654,105	1,653
Qatar Fuel QSC	104,850	468
Qatar Insurance Co SAQ *	283,249	132
Qatar National Bank QPSC	1,134,214	5,248
Qatari Investors Group QSC	229,054	124
		11,398

Russia — 0.0%
Globaltrans Investment PLC GDR *(A)	6,013	–

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets Co	2,479	75
Alamar Foods	4,904	204
Arab National Bank	222,158	1,363
Arabian Cement Co/Saudi Arabia	79,732	730
Arabian Centres Co Ltd	19,631	102
Arabian Internet & Communications Services Co	31,837	2,101
Astra Industrial Group	142,790	2,260
Banque Saudi Fransi	83,085	724
Bawan Co	129,108	1,008
Dar Al Arkan Real Estate Development Co *	664,375	2,542
Elm Co	16,274	1,644
Etihad Etisalat Co	980,982	10,221
Gulf Insurance Group	10,272	74
Kingdom Holding Co	89,492	181
Mobile Telecommunications Co Saudi Arabia *	103,552	286
Nahdi Medical Co	18,708	930
National Co for Learning & Education	5,919	142
Sahara International Petrochemical Co	369,485	3,486
Saudi Basic Industries Corp	952,255	22,457
Saudi Electricity Co	1,190,718	7,044
Saudi Investment Bank/The	238,143	1,004
Saudi Marketing Co *	9,715	54
Saudi Telecom Co	663,747	6,217
Saudia Dairy & Foodstuff Co	7,370	478
Savola Group/The *	28,214	205
Tabuk Cement Co	16,455	66
		65,598

Singapore — 0.5%
DBS Group Holdings Ltd	430,400	10,925
Genting Singapore Ltd	11,370,100	8,615
Jardine Cycle & Carriage Ltd	55,600	1,227
Marco Polo Marine Ltd *	1,552,200	50
Sea Ltd ADR *	7,880	493

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore Airlines Ltd	513,600	$2,171
STMicroelectronics NV	291,765	14,055
STMicroelectronics NV, Cl Y	29,966	1,443
		38,979

South Africa — 0.5%
AECI Ltd	10,310	52
ArcelorMittal South Africa Ltd *	135,846	30
Astral Foods Ltd	5,512	49
Bid Corp Ltd	27,731	608
Clicks Group Ltd	815,005	11,877
Exxaro Resources Ltd	104,149	1,141
Gold Fields Ltd ADR	74,187	674
Investec Ltd	16,991	109
Motus Holdings Ltd	12,615	76
Ninety One Ltd	15,696	39
Old Mutual Ltd	491,051	319
Sappi Ltd (B)	106,592	284
Standard Bank Group Ltd	106,461	1,065
Thungela Resources Ltd	46,601	542
Tiger Brands Ltd	1,775,009	21,467
Truworths International Ltd	21,900	70
Woolworths Holdings Ltd/South Africa	249,467	1,046
Zeda Ltd/South Africa *	7,065	5
		39,453

South Korea — 4.2%
AfreecaTV Co Ltd	1,114	75
Ahnlab Inc	6,320	362
BNK Financial Group Inc	875,082	4,431
Cafe24 Corp *	3,157	25
Cheil Worldwide Inc	106,738	1,613
Daeduck Co Ltd	8,141	42
Daishin Securities Co Ltd	13,242	131
Daou Technology Inc	17,447	285
DGB Financial Group Inc	160,918	961
Dohwa Engineering Co Ltd	6,323	40
Dongwha Pharm Co Ltd	8,093	55
Echo Marketing Inc	10,040	99
Fila Holdings Corp	1,070,000	31,536
GS Holdings Corp	6,988	215
Hana Financial Group Inc	1,181,782	40,546
Hyundai Construction Equipment Co Ltd	8,614	357
Hyundai Glovis Co Ltd	1,620	194
Innocean Worldwide Inc	1,509	48
InnoWireless Co Ltd	2,096	48
JASTECH Ltd	4,134	27
KB Financial Group Inc	457,956	17,754
KT Corp	220,354	5,071
KT Corp ADR *(B)	444,846	5,147
KT&G Corp	554,420	37,164
LG Corp	595,460	37,035
LG Electronics Inc	166,569	13,998

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LG HelloVision Co Ltd	10,849	$37
LG Uplus Corp	272,002	2,276
Lock&Lock Co Ltd	5,109	25
Lotte Data Communication Co	2,142	47
Meritz Financial Group Inc	16,048	546
Multicampus Co Ltd	1,193	35
NICE Information Service Co Ltd	19,159	188
Posco ICT Co Ltd	20,944	108
Sajodaerim Corp	1,585	32
Sam Chun Dang Pharm Co Ltd *	8,389	328
Samsung Card Co Ltd	11,760	273
Samsung Electronics Co Ltd	1,967,584	90,108
Segyung Hitech Co Ltd *	3,029	34
Seoyon E-Hwa Co Ltd	7,172	60
Shinhan Financial Group Co Ltd	614,289	18,035
SJ Group Co Ltd	2,025	24
SK Telecom Co Ltd	681,699	23,260
Taeyoung Engineering & Construction Co Ltd	23,885	79
TES Co Ltd/Korea	3,765	53
TK Corp	13,412	164
Tongyang Life Insurance Co Ltd	18,051	60
Unid Co Ltd	3,050	189
Woori Financial Group Inc	202,484	1,867
		335,087

Spain — 1.3%
ACS Actividades de Construccion y Servicios SA	23,199	705
Amadeus IT Group SA, Cl A	475,400	29,947
Banco Santander SA	219,675	867
CaixaBank SA	4,818,356	20,705
Cia de Distribucion Integral Logista Holdings SA	3,670	89
Corp ACCIONA Energias Renovables SA	75,887	2,947
Iberdrola SA	151,298	1,743
Industria de Diseno Textil SA	1,389,517	42,867
Repsol SA	111,417	1,773
Unicaja Banco SA	661,160	849
Vidrala SA	8,644	919
		103,411

Sweden — 1.3%
Assa Abloy AB, Cl B	630,799	15,430
Beijer Ref AB, Cl B *	46,285	723
Biotage AB	3,704	54
Boozt AB *	39,225	467
Castellum AB *	39,386	505
Epiroc AB, Cl A	26,856	519
Essity AB, Cl B	890,800	24,174
H & M Hennes & Mauritz AB, Cl B	923,670	11,695
Hexagon AB, Cl B	1,205,703	13,429
Hexatronic Group AB	40,454	474

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inwido AB	23,366	$260
Lagercrantz Group AB, Cl B	51,029	581
Munters Group AB	120,555	1,170
Mycronic AB	36,584	785
Nibe Industrier AB, Cl B	179,606	1,867
Nordnet AB publ	33,977	603
Pandox AB, Cl B	37,487	509
Rvrc Holding AB	11,989	42
Sagax AB, Cl B	20,319	503
Sandvik AB	24,871	515
Sectra AB, Cl B	36,137	497
Securitas AB, Cl B	3,066,289	26,574
Swedbank AB, Cl A	115,523	2,368
Volvo AB, Cl B	26,043	524
Wihlborgs Fastigheter AB	160,450	1,343
		105,611

Switzerland — 4.9%
ABB Ltd	89,887	3,000
Belimo Holding AG	1,065	555
Calida Holding AG	1,116	53
Cembra Money Bank AG	19,095	1,630
Cie Financiere Richemont SA, Cl A	180,357	27,277
dormakaba Holding AG	273	122
Dufry AG *	9,066	405
Georg Fischer AG	678	46
Holcim AG	35,302	2,190
Julius Baer Group Ltd	197,007	13,108
Kuehne + Nagel International AG	68,572	17,632
Lonza Group AG	20,473	12,250
Nestle SA	280,790	31,780
Novartis AG	285,341	24,136
Partners Group Holding AG	28,515	27,187
Roche Holding AG	292,467	84,815
Sonova Holding AG	48,217	11,894
Straumann Holding AG	38,251	5,095
Swatch Group AG/The, Cl B	266,505	93,039
Swiss Re AG	9,472	992
Swisscom AG	4,157	2,574
Swissquote Group Holding SA	4,752	912
u-blox Holding AG	3,173	343
UBS Group AG	1,386,692	30,257
Zehnder Group AG	2,587	203
		391,495

Taiwan — 2.4%
Advantech Co Ltd	147,000	1,705
Allied Supreme Corp	39,000	446
Asustek Computer Inc	1,139,000	10,316
Chailease Holding Co Ltd	156,000	1,144
Chung-Hsin Electric & Machinery Manufacturing Corp	243,000	755
eMemory Technology Inc	4,000	240

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evergreen Marine Corp Taiwan Ltd	2,610,800	$13,342
General Interface Solution Holding Ltd	777,184	2,190
Holtek Semiconductor Inc	364,000	880
Hon Hai Precision Industry Co Ltd	8,884,000	29,388
International Games System Co Ltd	66,000	1,087
Kaori Heat Treatment Co Ltd	86,000	670
Lanner Electronics Inc	44,000	157
Largan Precision Co Ltd	560,000	40,258
Lite-On Technology Corp	1,403,000	3,193
Novatek Microelectronics Corp	1,403,311	18,546
Pacific Construction Co	21,000	7
Polaris Group/Tw *	152,000	495
Pou Chen Corp	5,187,000	5,684
Radiant Opto-Electronics Corp	35,000	121
Realtek Semiconductor Corp	737,000	9,086
Rodex Fasteners Corp	34,000	64
Simplo Technology Co Ltd	425,000	4,106
Taishin Financial Holding Co Ltd	185,842	–
Taiwan Semiconductor Manufacturing Co Ltd	1,520,000	25,147
Taiwan Semiconductor Manufacturing Co Ltd ADR	229,646	19,995
TCI Co Ltd	108,000	748
TTY Biopharm Co Ltd	65,000	167
Uni-President Enterprises Corp	395,000	872
Yulon Motor Co Ltd	320,000	850
		191,659

Thailand — 1.3%
Advanced Information Technology PCL NVDR	260,200	45
Bangchak Corp PCL NVDR	941,800	859
Bangkok Bank PCL	1,761,600	8,150
Bangkok Bank PCL NVDR	3,386,600	15,668
Bangkok Dusit Medical Services PCL NVDR	1,207,400	957
Banpu PCL NVDR	15,688,300	4,839
Bluebik Group PCL NVDR	24,200	79
Central Pattana PCL NVDR	275,800	548
Eastern Water Resources Development and Management PCL NVDR	230,700	33
Lam Soon Thailand PCL	90,000	13
Land & Houses PCL NVDR	1,929,500	535
LPN Development PCL NVDR	228,700	28
MC Group PCL NVDR	130,000	40
Minor International PCL	19,948,500	18,909
Pruksa Holding PCL	108,900	42
PTT Exploration & Production PCL	324,200	1,376
PTT Exploration & Production PCL NVDR	1,165,600	4,947
Regional Container Lines PCL	185,900	164
Sappe PCL NVDR	26,600	39
SCB X PCL	13,864,600	40,800
SISB PCL NVDR	117,800	83

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Srisawad Corp PCL	314,000	$480
Star Petroleum Refining PCL NVDR (B)	8,468,400	2,636
Thai Oil PCL	75,169	107
Thoresen Thai Agencies PCL NVDR	191,400	43
Tipco Asphalt PCL NVDR	278,700	156
Union Auction PCL NVDR	173,300	52
		101,628

Turkey — 0.2%
Agesa Hayat ve Emeklilik AS	206,876	292
Akbank TAS	6,447,603	5,977
Enka Insaat ve Sanayi AS	768,191	1,331
Haci Omer Sabanci Holding AS	1,067,622	2,465
KOC Holding AS	255,086	1,048
Logo Yazilim Sanayi Ve Ticaret AS	55,549	159
Milpa	241,131	116
Turk Hava Yollari AO *	84,294	641
Turkcell Iletisim Hizmetleri AS	1,121,610	1,896
Turkiye Petrol Rafinerileri AS	16,152	507
		14,432

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	3,365,006	7,678
Air Arabia PJSC	1,073,929	658
Dubai Islamic Bank PJSC	1,960,757	3,064
Emaar Properties PJSC	9,225,779	14,067
Emirates NBD Bank PJSC	259,059	959
Multiply Group PJSC *	2,937,403	3,199
Salik Co PJSC *	700,274	502
Sharjah Islamic Bank	85,564	52
		30,179

United Kingdom — 15.2%
Accenture PLC, Cl A	43,345	11,510
AG Barr PLC	5,335	36
Allfunds Group Plc	569,777	4,997
Anglo American PLC	572,257	19,984
Aon PLC, Cl A	84,509	25,695
Aptiv PLC *	113,418	13,188
Ashtead Group PLC	175,553	11,711
AstraZeneca PLC	81,193	10,695
Aviva PLC	8,223,697	44,444
Barclays PLC	7,115,890	15,045
BP PLC	7,818,031	52,104
BP PLC ADR	557,473	22,076
Breedon Group PLC	161,567	139
Burberry Group PLC	174,427	5,207
Centrica PLC	1,946,175	2,478
Chemring Group PLC	6,764	24
Clarkson PLC	1,023	41
CNH Industrial NV	1,522,651	25,069
Coca-Cola Europacific Partners PLC	226,965	12,483
Compass Group PLC	577,957	13,434

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Concentric AB	431	$9
ConvaTec Group PLC	6,691,920	18,180
Crest Nicholson Holdings plc	21,003	62
Dechra Pharmaceuticals PLC	224,780	7,440
Diageo PLC	1,138,320	48,634
Diploma PLC	144,654	4,872
dotdigital group plc	7,099	8
DS Smith PLC	296,520	1,211
Endava PLC ADR *	40,105	3,190
Entain PLC	713,336	11,741
FDM Group Holdings PLC	9,669	97
Ferguson PLC	92,099	13,319
Ferrexpo PLC	2,445,271	4,361
Fertiglobe plc	6,020,438	6,475
Firstgroup PLC	96,128	123
Frasers Group PLC *	30,969	300
Frontier Developments PLC *	6,436	34
Glencore PLC	266,518	1,598
GSK PLC	4,283,297	73,915
GSK PLC ADR	194,905	6,679
Haleon PLC	605,204	2,359
HSBC Holdings PLC	3,408,888	26,231
Hunting PLC	2,292	9
Imperial Brands PLC	1,871,459	45,427
Inchcape PLC	41,188	454
Indivior PLC *	20,871	386
Informa PLC	1,739,564	14,077
InterContinental Hotels Group PLC	27,914	1,894
Intertek Group PLC	551,998	27,894
Investec PLC	807,235	5,194
ITV PLC	40,019,153	42,829
J Sainsbury PLC	8,402,347	27,282
Johnson Matthey PLC	12,895	341
Linde PLC	34,484	11,915
London Stock Exchange Group PLC	274,243	24,675
Morgan Sindall Group PLC	1,255	27
NatWest Group PLC	13,854,883	49,029
Ninety One PLC (B)	215,776	547
Nomad Foods Ltd *	1,201,748	21,535
Pagegroup PLC	123,008	665
QinetiQ Group PLC	12,037	49
Reckitt Benckiser Group PLC	152,803	10,659
RELX PLC	797,744	24,154
Rio Tinto PLC ADR	66,079	4,608
Shell PLC	4,039,085	123,552
Smith & Nephew PLC	2,197,200	31,548
Smiths News PLC	201	–
SSE PLC	169,121	3,574
Standard Chartered PLC	7,051,918	66,951
SThree PLC	3,037	17
Subsea 7 SA	41,925	548
Tesco PLC	8,183,677	25,264

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travis Perkins PLC	1,198,831	$14,572
Unilever PLC	1,105,710	55,360
WPP PLC	4,291,278	53,199
		1,209,433

United States — 3.1%
Axalta Coating Systems Ltd *	906,726	27,020
Baker Hughes Co, Cl A	789,976	24,173
Cognex Corp	175,135	8,305
CyberArk Software Ltd *	9,151	1,325
Fiverr International Ltd *	6,210	246
Gentex Corp	807,274	23,048
Globant SA *	57,175	9,438
Harley-Davidson Inc	656,056	31,195
Inmode Ltd *	115,483	4,078
Intel Corp	937,321	23,368
International Game Technology PLC	17,262	459
JBS SA	3,403,400	12,458
Kyndryl Holdings Inc *	3,303,862	51,837
Monday.com Ltd *	3,406	527
Western Union Co/The	1,905,069	24,690
		242,167

Vietnam — 0.1%
Vietnam Dairy Products JSC	2,710,800	8,614

Total Common Stock
(Cost $6,828,489) ($ Thousands)		7,494,732

PREFERRED STOCK — 2.2%
Brazil — 0.5%
Cia Energetica de Minas Gerais (C)	3,148,400	6,326
Gerdau SA (C)	530,900	2,907
Itau Unibanco Holding SA (C)	1,232,700	6,019
Itau Unibanco Holding SA ADR *(C)	2,263,557	10,888
Marcopolo SA (C)	177,700	109
Petroleo Brasileiro SA (C)	3,006,000	14,717
Schulz SA (C)	31,000	27
		40,993

Germany — 1.5%
Henkel AG & Co KGaA (C)	679,848	49,618
Sartorius AG (C)	22,618	9,657
Schaeffler AG (C)	8,465	62
Volkswagen AG (C)	442,273	60,580
		119,917

South Korea — 0.2%
Samsung Electronics Co Ltd (C)	249,693	10,077

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Total Preferred Stock
(Cost $170,301) ($ Thousands)		$170,987

EXCHANGE TRADED FUNDS — 0.3%
United States — 0.3%
iShares MSCI ACWI ex US ETF	443,694	20,996
iShares Trust iShares ESG Aware MSCI EAFE ETF	44,750	3,115

Total Exchange Traded Funds
(Cost $21,202) ($ Thousands)		24,111

	Number of Rights
RIGHTS — 0.0%
Sweden — 0.0%
Beijer Ref AB, Expires 03/16/2023 *	46,285	78

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS (continued)
Taiwan — 0.0%
Acer *‡‡	6,484	$–
Total Rights
(Cost $—) ($ Thousands)		78

	Shares
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
4.570% **†(D)	13,982,575	13,998

Total Affiliated Partnership
(Cost $13,978) ($ Thousands)		13,998

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	57,874,764	57,875

Total Cash Equivalent
(Cost $57,875) ($ Thousands)		57,875

Total Investments in Securities — 97.7%
(Cost $7,091,845) ($ Thousands)		$7,761,781

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	202	Mar-2023	$9,319	$9,098	$4
FTSE 100 Index	44	Mar-2023	4,208	4,188	17
Hang Seng Index	70	Mar-2023	8,991	8,803	(187)
S&P TSX 60 Index	22	Mar-2023	4,106	3,936	(98)
SPI 200 Index	61	Mar-2023	8,007	7,402	(256)
TOPIX Index	88	Mar-2023	13,408	12,889	187
			$48,039	$46,316	$(333)

A list of the open OTC Swap agreement held by the Fund at February 28, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	United States Custom Basket of Securities	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	–	$(1,792)	$–	$(1,792)
								$(1,792)	$–	$(1,792)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swap as of February 28, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

83,398	NOVARTIS AG	$7,148	$(93)	45.4%
37,600	SHIN-ETSU CHEMICAL CO LTD	5,599	(313)	35.5
8,032,000	CCB	5,061	(149)	32.1
109,400	SEVEN I HOLDINGS CO LTD	5,053	(171)	32.1
40,250	WESTON LTD	5,000	66	31.7
28,800	ORIENTAL LAND CO LTD	4,836	(236)	30.7
294,300	TOYOTA MOTOR CORP	4,318	(294)	27.4
41,000	HOYA CORP	4,139	(85)	26.3
52,709	RIO TINTO PLC	3,901	(256)	24.8
2,032	HERMES INTL	3,803	(106)	24.1
68,036	METRO INC	3,561	(4)	22.6
40,288	LOBLAW COS LTD	3,491	(41)	22.2
69,800	SHIONOGI CO LTD	3,380	(314)	21.4
224,400	KIRIN HOLDINGS CO LTD	3,329	30	21.1
298,800	CHUBU ELECTRIC POWER CO INC	3,198	(101)	20.3
44,300	YAKULT HONSHA CO LTD	3,144	(122)	19.9
424,442	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	3,077	242	19.5
68,900	TOYOTA TSUSHO CORP	2,930	(118)	18.6
32,093	CGI INC	2,853	31	18.1
481,624	B&M EUROPEAN VALUE RETAIL SA	2,843	25	18.0
20,957	MACQUARIE GROUP LTD	2,834	(156)	18.0
67,400	UNICHARM CORP	2,545	(50)	16.2
241,300	SANWA HOLDINGS CORP	2,489	55	15.8
124,199	3I GROUP PLC	2,436	10	15.5
77,200	HANKYU HANSHIN HOLDINGS INC	2,306	(110)	14.6
232,000	THE KANSAI ELECTRIC POWER CO INC	2,182	32	13.8
111,615	WESTPAC BANKING CORP	1,881	(280)	11.9
100,000	GSK PLC	1,783	(41)	11.3
215,900	HULIC CO LTD	1,749	(31)	11.1
47,116	VERALLIA	1,745	164	11.1
26,680	Anheuser-Busch InBev SA/NV	1,558	62	9.9
450,000	MAN GROUP PLC/JERSEY	1,355	92	8.6
125,300	ISETAN MITSUKOSHI HOLDINGS LTD	1,335	(56)	8.5
583,834	JD SPORTS FASHION PLC	1,286	(6)	8.2
33,745	BP PLC	1,274	68	8.1
40,700	ITOCHU CORP	1,245	(30)	7.9
8,755	SAFRAN SA	1,243	0	7.9
161,879	PARAGON BANKING GROUP PLC	1,144	25	7.3
17,020	IPSOS	1,133	(84)	7.2
132,225	INFORMA PLC	1,099	(29)	7.0
57,546	KAINOS GROUP PLC	1,085	(116)	6.9
49,386	MANCHESTER UNITED LTD	1,080	(55)	6.9
46,107	ASSOCIATED BRITISH FOODS PLC	1,074	46	6.8
15,719	IMMUNOCORE HOLDINGS LTD	996	(134)	6.3
86,248	INCHCAPE PLC	966	(16)	6.1
25,624	WHITBREAD PLC	963	(4)	6.1
11,552	NEXT PLC	961	(4)	6.1
216,616	DS SMITH PLC	958	(73)	6.1
377,706	INTL CONSOLIDATED AIRLINE-DI	788	(81)	5.0
94,395	BEAZLEY IRELAND HOLDINGS PLC	750	30	4.8
113,778	INVESTEC PLC	741	(10)	4.7
173,989	AIB GROUP	705	42	4.5
12,346	4IMPRINT GROUP PLC	687	(17)	4.4
63,842	BANK OF IRELAND GROUP PLC	650	56	4.1
995,210	LLOYDS BANKING GROUP PLC	639	(5)	4.1

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

71,590	STANDARD CHARTERED PLC	$584	$106	3.7%
7,870	ASHTEAD GROUP PLC	541	(16)	3.4
3,067	SOPRA STERIA GROUP	538	71	3.4
3,647	SPIRAX-SARCO ENGINEERING PLC	537	(21)	3.4
22,625	JCDECAUX SE	534	(15)	3.4
29,421	ELIS SA	530	(0)	3.4
35,807	DUNELM GROUP PLC	530	15	3.4
14,884	KEYWORDS STUDIOS PLC	527	(6)	3.3
3,167	SCHNEIDER SA	519	(8)	3.3
22,271	ENDEAVOUR MINING PLC	519	(52)	3.3
111,936	PETS AT HOME GROUP PLC	507	18	3.2
3,270	ADP PROMESSES	506	(30)	3.2
5,295	SODEXHO	505	(13)	3.2
3,278	AIR LIQUIDE	504	19	3.2
4,873	BIOMERIEUX	504	(24)	3.2
6,347	PUBLICIS	495	11	3.1
42,000	IG GROUP HOLDINGS PLC	405	4	2.6

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of February 28, 2023:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(193,100)	AOZORA BANK LTD	$(3,826)	$88	24.3%
(14,643)	MERCK KGAA	(2,849)	64	18.1
(60,929)	CDN IMPER BANK	(2,801)	8	17.8
(54,400)	EAST JAPAN RAILWAY CO	(2,738)	(20)	17.4
(100,513)	ITOCHU TECHNO-SOLUTIONS CORP	(2,407)	172	15.3
(47,700)	TREND MICRO INC	(2,263)	19	14.4
(40,844)	DANONE	(2,230)	(76)	14.2
(130,700)	KEWPIE CORP	(2,228)	116	14.1
(43,100)	MEIJI HOLDINGS CO LTD	(2,228)	253	14.1
(43,547)	KYOCERA CORP	(2,216)	79	14.1
(176,347)	SPAREBANKEN MIDT	(2,193)	(146)	13.9
(138,300)	HANG SENG BANK	(2,188)	(60)	13.9
(157,700)	SEIKO EPSON CORP	(2,164)	(9)	13.7
(54,126)	FRESENIUS MEDICAL CARE	(2,073)	(46)	13.2
(80,900)	MISUMI GROUP INC	(2,064)	140	13.1
(56,700)	AGC INC	(2,064)	(34)	13.1
(64,786)	KONINKLIJKE AHOLD DELHAIZE NV	(1,896)	(260)	12.0
(50,600)	SUNTORY BEVERAGE FOOD LTD	(1,758)	(17)	11.2
(114,800)	SCSK CORP	(1,758)	94	11.2
(231,500)	OBAYASHI CORP	(1,661)	(50)	10.5
(57,441)	ATLANTICA SUSTAINABLE INFRASTR	(1,542)	(43)	9.8
(112,600)	NGK INSULATORS LTD	(1,541)	47	9.8
(31,035)	BCE INC	(1,429)	53	9.1
(186,800)	SANTEN PHARMACEUTICAL CO LTD	(1,418)	(8)	9.0
(252,800)	NSK LTD	(1,416)	17	9.0
(186,000)	CLP HOLDINGS	(1,369)	53	8.7
(142,900)	ANRITSU CORP	(1,358)	53	8.6
(80,500)	KOITO MFG CO LTD	(1,356)	4	8.6
(607,492)	DIRECT LINE INSURANCE GROUP	(1,354)	28	8.6
(173,767)	ALGONQUIN PWR & UTILS CORP	(1,353)	23	8.6
(107,274)	ELECTROLUX B	(1,327)	20	8.4
(263,555)	BANK OF QUEENSLAND LTD	(1,325)	70	8.4
(55,700)	KURA SUSHI INC	(1,296)	(12)	8.2
(45,100)	EMPIRE CO CL A	(1,242)	43	7.9
(54,000)	NOMURA REAL ESTATE HOLDINGS INC	(1,181)	(19)	7.5
(41,100)	SOHGO SECURITY SERVICES CO LTD	(1,129)	50	7.2
(94,300)	SKYLARK HOLDINGS CO LTD	(1,127)	24	7.2

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(51,900)	DENKA CO LTD	$(1,055)	$(40)	6.6%
(510,000)	XINYI GLASS	(1,050)	97	6.7
(31,200)	DOWA HOLDINGS CO LTD	(1,035)	19	6.6
(16,300)	KOBAYASHI PHARMACEUTICAL CO LTD	(1,015)	34	6.4
(80,600)	SUMITOMO ELECTRIC IND LTD	(987)	(4)	6.3
(63,600)	UBE CORP	(973)	20	6.2
(119,200)	NIPPON TELEVISION HOLDINGS INC	(957)	(24)	6.1
(44,300)	SUMITOMO HEAVY IND LTD	(957)	(86)	6.1
(54,584)	Nomad Holdings Ltd. Ordinary Shares (Vir	(952)	(27)	6.0
(967,000)	HK & CHINA GAS	(921)	12	5.8
(30,325)	FRESENIUS SE CO KGAA	(898)	61	5.7
(9,024)	TMX GROUP INC	(885)	(22)	5.6
(47,500)	COMSYS HOLDINGS CORP	(865)	0	5.5
(57,400)	BROTHER INDUSTRIES LTD	(845)	1	5.4
(7,026)	NESTLE AG	(844)	81	5.4
(31,203)	GREAT-WEST LIFECO INC	(841)	(12)	5.3
(47,800)	EXEO GROUP INC	(829)	(10)	5.3
(21,800)	YASKAWA ELECTRIC CORP	(823)	(35)	5.2
(63,500)	ODAKYU ELECTRIC RAILWAY CO LTD	(811)	41	5.1
(18,900)	SUGI HOLDINGS CO LTD	(799)	8	5.1
(51,128)	SG HOLDINGS CO LTD	(790)	70	5.0
(67,200)	TOKYO TATEMONO CO LTD	(782)	(40)	5.0
(69,682)	PENNON GROUP PLC	(781)	85	5.0
(64,464)	CLOSE BROTHERS GROUP PLC	(780)	(10)	5.0
(87,100)	SUMITOMO RUBBER IND LTD	(780)	(4)	5.0
(12,100)	NITTO DENKO CORP	(766)	86	4.9
(128,900)	TORAY INDUSTRIES INC	(742)	4	4.7
(68,300)	LION CORP	(742)	5	4.7
(19,116)	YAMATO KOGYO CO LTD	(728)	(36)	4.6
(66,168)	PEARSON PLC	(727)	(9)	4.6
(7,400)	COSMOS PHARMACEUTICAL CORP	(715)	37	4.5
(12,900)	KUSURI NO AOKI HOLDINGS CO LTD	(714)	52	4.5
(18,200)	ULVAC INC	(705)	8	4.5
(25,929)	ADMIRAL GROUP PLC	(704)	13	4.5
(76,015)	TRANSALTA RENEWA	(693)	54	4.4
(73,300)	ZEON CORP	(689)	(4)	4.4
(33,400)	SBI HOLDINGS INC	(688)	(32)	4.4
(52,300)	TOSOH CORP	(664)	(48)	4.2
(30,100)	WELCIA HOLDINGS CO LTD	(663)	5	4.2
(740,700)	COMFORTDELGRO	(659)	(7)	4.2
(26,000)	MITSUI MINING SMELTING CO	(654)	14	4.2
(35,100)	NIPPON ELECTRIC GLASS CO LTD	(646)	(7)	4.1
(204,700)	PARKWAYLIFE REAL ESTATE	(634)	(19)	4.0
(36,800)	IIDA GROUP HOLDINGS CO LTD	(607)	(4)	3.9
(42,400)	ASTELLAS PHARMA INC	(604)	6	3.8
(43,500)	DENA CO LTD	(601)	43	3.8
(76,000)	INFRONEER HOLDINGS INC	(598)	22	3.8
(35,509)	KONINKLIJKE PHILIPS ELECTRONIC ADR	(597)	17	3.8
(160,000)	HENDERSON LAND	(585)	24	3.7
(49,700)	USHIO INC	(569)	1	3.6
(518,623)	BEACH ENERGY LTD	(563)	68	3.6
(32,000)	GS YUASA CORP	(556)	(21)	3.5
(31,400)	DIC CORP	(551)	(9)	3.5
(1,800)	DISCO CORP	(542)	(22)	3.4
(405,348)	STAR ENTERTAINMENT GRP LTD/T	(539)	136	3.4
(20,002)	COLRUYT	(538)	(4)	3.4
(22,627)	GETINGE B	(537)	48	3.4
(59,500)	KS HOLDINGS CORP	(536)	23	3.4
(21,500)	ZENSHO HOLDINGS CO LTD	(531)	(74)	3.4
(50,101)	CARNIVAL ADR	(530)	47	3.4
(450,382)	ALUMINA LTD	(528)	71	3.4

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(52,328)	BAE SYSTEMS PLC	$(527)	$(42)	3.3%
(29,559)	YOSHINOYA HOLDINGS CO LTD	(527)	19	3.3
(105,100)	RAKUTEN GROUP INC	(527)	8	3.3
(13,600)	EARTH CORP	(526)	48	3.3
(62,300)	SHARP CORP	(523)	93	3.3
(5,455)	CARGOJET INC	(523)	38	3.3
(254,200)	ESR	(522)	90	3.3
(102,308)	PIRELLI & C. SPA	(518)	(5)	3.3
(344,600)	KEPPEL DC REIT	(508)	1	3.2
(18,000)	KEISEI ELECTRIC RAILWAY CO LTD	(503)	(17)	3.2
(11,000)	SHISEIDO CO LTD	(500)	(6)	3.2
(1,682,100)	YANGZIJIANG FINANCIAL HOLDIN	(482)	45	3.1
(662,000)	HKELECTRIC-SS	(458)	34	2.9
(12,300)	YAMAHA CORP	(452)	(63)	2.9
(33,961)	SPAREBANK 1 SR BANK ASA	(390)	(36)	2.5
(24,868)	IMMOFIN ANLAGE	(332)	8	2.1
(219,500)	OLAM GROUP LTD	(267)	16	1.7

Percentages are based on Net Assets of $7,944,342 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $13,250 ($ Thousands).
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $13,998 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$109,095	$300,615	$(395,715)	$(5)	$8	$13,998	$733	$—
SEI Daily Income Trust, Government Fund, Institutional Class	182,384	905,837	(1,030,346)	—	—	57,875	2,505	—
Totals	$291,479	$1,206,452	$(1,426,061)	$(5)	$8	$71,873	$3,238	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.0%
Australia — 5.7%
Altium Ltd	886	$23
AMP Ltd	33,900	24
AngloGold Ashanti Ltd ADR	1,243	21
Ansarada Group Ltd *	2,656	2
ANZ Group Holdings Ltd	38,239	636
Aroa Biosurgery *	79,105	58
Bathurst Resources Ltd *	13,502	10
BGP Holdings *	4,500	–
BHP Group Ltd	28,866	880
BlueScope Steel Ltd	33,687	433
Brambles Ltd	13,632	118
Computershare Ltd	39,594	662
CSL Ltd	1,333	266
Danakali *	30,918	9
Duratec	104,822	54
EBOS Group Ltd	1,376	38
Enero Group Ltd	5,703	8
Fortescue Metals Group Ltd	2,330	34
GR Engineering Services Ltd	49,227	73
Grange Resources Ltd	28,832	18
Image Resources NL	124,190	12
IPD Group	6,538	13
Lindsay Australia	100,363	54
Lottery Corp Ltd/The	14,781	52
Macmahon Holdings Ltd	286,343	29
Mader Group Ltd	10,186	28
Mineral Resources Ltd	8,269	460
MMA Offshore Ltd *	26,297	20
MotorCycle Holdings Ltd	2,789	4
National Australia Bank Ltd	1,965	40
Northern Star Resources Ltd	2,822	20
NRW Holdings Ltd	17,143	29
Objective Corporation	1,974	17
OM Holdings Ltd	105,911	55
Orica Ltd	981	11
Pact Group Holdings Ltd	51,056	44
Pilbara Minerals Ltd	100,959	284
Premier Investments Ltd	1,274	23
Pro Medicus Ltd	3,620	149
Qantas Airways Ltd *	533,517	2,310
Ridley Corp Ltd	60,237	89
Shaver Shop Group Ltd	20,315	17
Silex Systems Ltd *	6,238	17
South32 Ltd	239,012	699
Sunland Group Ltd	12,739	12
Super Retail Group Ltd	2,652	23
Symbio Holdings Ltd	6,873	8
Technology One Ltd	10,209	103
WiseTech Global Ltd	1,642	70
Yancoal Australia Ltd	8,585	34

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zimplats Holdings Ltd	2,665	$47
		8,140

Austria — 0.4%
ANDRITZ AG	2,906	180
Frequentis AG	188	6
Kapsch TrafficCom AG *	746	10
Porr Ag	3,286	49
Raiffeisen Bank International AG	2,321	39
Strabag SE	389	16
Wienerberger AG	9,182	287
		587

Belgium — 0.3%
Azelis Group NV	930	24
Ion Beam Applications	1,530	30
Jensen-Group NV	345	11
KBC Group NV	1,154	86
Solvay SA	1,967	226
Van de Velde NV	1,911	65
		442

Brazil — 1.9%
3R PETROLEUM OLEO E GAS SA *	115,100	808
Aliansce Sonae Shopping Centers sa	14,800	48
Banco do Brasil SA	5,000	39
BB Seguridade Participacoes SA	23,000	150
Cia de Saneamento Basico do Estado de Sao Paulo *	5,100	51
CPFL Energia SA	155,000	894
Gerdau SA ADR	46,248	253
Petroleo Brasileiro SA ADR	28,213	313
Wheaton Precious Metals Corp	586	25
Yara International ASA	3,292	157
		2,738

Canada — 5.4%
Advantage Energy Ltd *	4,204	25
Agnico Eagle Mines Ltd	1,695	78
Air Canada, Cl B *	16,600	245
AirBoss of America Corp	11,900	85
Alamos Gold Inc, Cl A	4,279	44
Amerigo Resources Ltd	54,300	64
Barrick Gold Corp	1,360	22
Bombardier Inc, Cl B *	514	26
BRP Inc	5,215	453
Cameco Corp	826	23
Canadian Natural Resources Ltd	200	11
Canfor Corp *	17,300	296
Centerra Gold Inc	9,818	62
Computer Modelling Group	6,059	31
Constellation Software Inc/Canada	25	43
Corby Spirit and Wine, Cl A	4,300	49
Crescent Point Energy Corp	28,000	192

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Currency Exchange International *	1,700	$32
D2L *	5,804	34
Descartes Systems Group Inc/The *	326	24
Dollarama Inc	9,960	577
Element Fleet Management Corp	2,793	40
Fairfax Financial Holdings Ltd	250	175
Finning International Inc	6,722	171
Franco-Nevada Corp	489	63
Hammond Power Solutions Inc, Cl A	5,300	103
iA Financial Corp Inc	939	63
InPlay Oil Corp	4,400	9
kneat.com inc *	4,900	10
Lucara Diamond Corp *	31,055	13
Lumine Group Inc *	42	–
Lundin Gold Inc	2,151	22
Major Drilling Group International Inc *	1,800	14
Martinrea International Inc	2,400	25
Medical Facilities Corp	2,500	15
Melcor Developments Ltd	1,500	13
Molson Coors Canada Inc, Cl B	600	32
National Bank of Canada	6,854	505
Neo Performance Materials Inc	9,700	74
Pet Valu Holdings Ltd	340	11
Peyto Exploration & Development Corp	5,737	50
PHX Energy Services Corp	12,429	70
Pizza Pizza Royalty Corp	2,700	27
Power Corp of Canada	300	8
Precision Drilling Corp *	323	18
Quebecor Inc, Cl B	60,925	1,444
Russel Metals Inc	1,593	42
Saputo Inc	923	25
Shopify Inc, Cl A *	1,962	81
SNC-Lavalin Group Inc	68,500	1,421
StorageVault Canada Inc	5,360	24
Torex Gold Resources Inc *	1,784	22
Toromont Industries Ltd	6,199	512
Total Energy Services Inc	7,500	48
Tourmaline Oil Corp	578	25
Trican Well Service Ltd	26,933	68
Trilogy Metals Inc *	13,000	8
Uni-Select Inc *	1,000	35
		7,702

China — 8.4%
Alibaba Group Holding Ltd ADR *	5,028	441
Alibaba Health Information Technology Ltd *	40,000	29
Angel Yeast Co Ltd, Cl A	4,000	23
Anjoy Foods Group Co Ltd, Cl A	1,800	42
Anton Oilfield Services Group *	492,000	22
Baidu Inc ADR *	176	24
Beijing Yanjing Brewery Co Ltd, Cl A	14,600	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BYD Co Ltd, Cl H	2,500	$67
C&D International Investment Group Ltd	8,000	26
Cango ADR *	6,924	9
China Coal Energy Co Ltd, Cl H	123,000	95
China Construction Bank Corp, Cl H	1,288,000	788
China Index Holdings Ltd ADR *	5,856	5
China Pacific Insurance Group Co Ltd, Cl H	138,000	366
China Resources Beer Holdings Co Ltd	4,000	30
China Resources Land Ltd	250,000	1,108
CNPC Capital Co Ltd, Cl A	83,700	71
COFCO Capital Holdings Co Ltd, Cl A	67,800	73
DeHua TB New Decoration Materials Co Ltd, Cl A	17,600	35
Ecovacs Robotics Co Ltd, Cl A	1,800	23
ENN Energy Holdings Ltd	1,600	23
Foshan Haitian Flavouring & Food Co Ltd, Cl A	3,200	38
G-bits Network Technology Xiamen Co Ltd, Cl A	500	25
Gree Real Estate Co Ltd, Cl A	17,100	24
Hansoh Pharmaceutical Group Co Ltd	16,000	29
Hengtong Optic-electric Co Ltd, Cl A	19,800	42
Holly Futures Co Ltd, Cl A	9,500	23
Huapont Life Sciences Co Ltd, Cl A	31,200	25
HUTCHMED China Ltd *	7,000	23
HUTCHMED China Ltd ADR *	1,303	22
Industrial & Commercial Bank of China Ltd, Cl H	1,090,000	544
Inner Mongolia Dazhong Mining Co Ltd, Cl A *	12,400	24
iQIYI Inc ADR *	10,800	84
Jiangsu Yuyue Medical Equipment & Supply Co Ltd, Cl A	9,900	45
LONGi Green Energy Technology Co Ltd, Cl A *	172,008	1,097
Meituan, Cl B *	1,150	20
Midea Group Co Ltd, Cl A	181,200	1,370
New China Life Insurance Co Ltd, Cl H	68,300	165
Nongfu Spring Co Ltd, Cl H	4,200	24
Offcn Education Technology Co Ltd, Cl A *	30,900	25
OneConnect Financial Technology ADR *	1,489	10
Oppein Home Group Inc, Cl A	42,363	864
PDD Holdings Inc ADR *	659	58
People.cn Co Ltd, Cl A	10,200	26
PetroChina Co Ltd, Cl H	944,000	483
Ping An Insurance Group Co of China Ltd, Cl H	18,500	126
Prosus NV	882	64
Qianhe Condiment and Food Co Ltd, Cl A	7,900	28
RLX Technology Inc ADR *	10,869	21
Shaanxi Coal Industry Co Ltd, Cl A	9,500	27

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	14,400	$23
Shanghai 2345 Network Holding Group Co Ltd, Cl A	53,700	23
Shanxi Lu'an Environmental Energy Development Co Ltd, Cl A	8,900	29
Shenzhen Inovance Technology Co Ltd, Cl A	2,300	24
Shenzhen SED Industry Co Ltd, Cl A	6,200	23
Shijiazhuang Yiling Pharmaceutical Co Ltd, Cl A	5,700	25
SITC International Holdings Co Ltd	91,000	190
Sonoscape Medical Corp, Cl A	3,200	23
Tencent Holdings Ltd	16,400	718
Topsports International Holdings Ltd	906,000	791
TravelSky Technology Ltd, Cl H	22,000	43
Trip.com Group Ltd *	850	30
Unigroup Guoxin Microelectronics Co Ltd, Cl A	1,700	27
Valiant Co Ltd	9,200	23
Vipshop Holdings Ltd ADR *	10,130	151
Wanda Film Holding Co Ltd, Cl A *	14,200	28
Weibo Corp ADR *	390	8
Wilmar International Ltd	20,500	60
Xiangcai Co Ltd, Cl A	27,600	40
Xinxiang Richful Lube Additive Co Ltd, Cl A	1,300	23
Xinyi Glass Holdings Ltd	456,000	852
Yantai Dongcheng Pharmaceutical Co Ltd, Cl A	9,300	25
Yifeng Pharmacy Chain Co Ltd, Cl A	4,700	41
Yihai International Holding Ltd	15,000	44
Yum China Holdings Inc	550	32
		11,980

Denmark — 2.8%
ALK-Abello A/S *	1,564	23
AP Moller - Maersk A/S, Cl B	203	475
Coloplast A/S, Cl B	2,252	261
D/S Norden A/S	452	32
Demant A/S *	11,189	336
Genmab A/S *	2,612	986
ISS A/S	4,009	88
Jyske Bank A/S *	535	45
Novo Nordisk A/S, Cl B	12,263	1,741
Sydbank AS	553	28
		4,015

Egypt — 0.0%
Orascom Construction PLC	15,067	47

Finland — 0.2%
Alma Media Oyj	1,111	12
Consti Oyj	934	12
Metso Outotec Oyj	6,925	74
Neste Oyj	623	30

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nordea Bank Abp	7,661	$97
Sampo Oyj, Cl A	1,063	52
		277

France — 5.3%
Adlpartner SACA	321	10
Axway Software SA	419	10
BNP Paribas SA	2,167	152
Christian Dior SE	237	198
Cie de Saint-Gobain	3,806	227
Cie des Alpes	4,939	74
Clasquin	533	32
Ekinops SAS *	3,622	33
ESI Group *	116	9
GL Events *	458	10
Guerbet	864	18
Hermes International	370	673
La Francaise des Jeux SAEM	1,877	74
Legrand SA	4,732	440
LVMH Moet Hennessy Louis Vuitton SE	1,496	1,252
Neopost	245	4
Pernod Ricard SA	2,956	620
Poujoulat	560	17
Sanofi	18,406	1,735
Sartorius Stedim Biotech	237	78
Sodexo SA	11,187	1,041
SPIE SA	416	12
Vente-Unique.Com SA *	1,514	15
Vinci SA	1,753	200
Worldline SA/France *	15,980	670
		7,604

Germany — 4.0%
3U Holding	7,822	36
Aurubis AG	581	57
Bastei Luebbe AG	2,568	13
Bijou Brigitte AG *	2,156	91
Carl Zeiss Meditec AG	1,255	168
CENIT AG	619	8
Cewe Stiftung	221	22
Commerzbank AG	2,180	27
CTS Eventim AG & Co KGaA *	882	58
Deutsche Bank AG	15,826	198
Deutsche Boerse AG	3,658	640
Deutsche Lufthansa AG *	5,320	56
Duerr AG	638	24
Ecotel Communication AG	483	22
Encavis AG	1,276	25
Gesco AG	807	22
GK Software *	126	19
Hannover Rueck SE	542	106
Infineon Technologies AG	662	24
Koenig & Bauer AG *	439	9

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
KSB SE & Co KGaA	47	$25
Mercedes-Benz Group AG	307	24
Merck KGaA	3,586	682
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,093	724
QIAGEN NV *	1,071	49
Rational AG	79	53
Rheinmetall AG	5,809	1,482
RWE AG	1,325	56
SAP SE	4,394	501
Scout24 SE	6,060	334
Sixt SE	194	26
SMA Solar Technology AG *	293	23
Stemmer Imaging	504	21
Talanx AG	528	25
		5,650

Greece — 0.1%
Aegean Airlines SA *	2,746	22
Hellenic Telecommunications Organization SA	2,180	34
Motor Oil Hellas Corinth Refineries SA	1,040	28
National Bank of Greece SA *	5,253	29
OPAP SA	1,704	26
Piraeus Port Authority SA	1,814	36
		175

Hong Kong — 2.2%
361 Degrees International Ltd *	81,000	39
A8 New Media Group *	432,000	15
AIA Group Ltd	64,800	687
Analogue Holdings Ltd	242,000	37
Build King Holdings Ltd	25,302	3
China Boqi Environmental Holding Co Ltd	121,000	14
Chuang's China Investments Ltd	180,000	6
CPMC Holdings Ltd	31,000	18
Goodbaby International Holdings Ltd *	215,000	19
HKT Trust & HKT Ltd	2,800	4
Jacobson Pharma	126,000	16
Johnson Electric Holdings Ltd	19,000	22
Justin Allen Holdings	230,000	18
Launch Tech Co Ltd, Cl H *	77,500	23
Lee's Pharmaceutical Holdings Ltd	130,500	26
Midland Holdings Ltd *	468,304	54
Nameson Holdings Ltd	94,000	6
Natural Food International Holding *	96,000	7
New Times Energy *	578,000	7
Orient Overseas International Ltd	13,500	217
PAX Global Technology Ltd	137,000	120
Perennial Energy Holdings Ltd	390,000	47
Plover Bay Technologies Ltd	64,000	22
Samson Holding Ltd	185,000	7
Samsonite International SA *	468,500	1,313

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shenguan Holdings Group Ltd	1,084,000	$44
Sitoy Group Holdings	85,000	10
Smart-Core Holdings	134,000	35
Solargiga Energy Holdings *	465,000	15
Stella International Holdings Ltd	34,500	33
Sundart Holdings Ltd	274,000	12
Swire Pacific Ltd, Cl A	7,000	57
Texwinca Holdings Ltd	629,257	106
Tianjin Development Holdings Ltd	58,000	12
Time Watch Investments Ltd	263,233	14
TK Group Holdings Ltd	30,000	6
Wharf Real Estate Investment Co Ltd	4,000	22
Wynn Macau Ltd *	35,200	36
Xingye Alloy Materials Group *	61,000	8
YTO International Express & Supply Chain Technology	132,000	35
		3,192

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	6,055	46

India — 2.1%
Andhra Sugars Ltd/The	29,055	41
Axis Bank Ltd	5,462	56
Bank of Baroda	42,586	82
Bengal & Assam	117	5
Cigniti Technologies	1,470	13
Coal India Ltd	5,853	15
Cummins India Ltd	2,329	44
DB Corp Ltd	63,687	73
Dhanuka Agritech	1,083	9
Forbes & Co Ltd *	596	5
Gujarat Pipavav Port Ltd	79,791	101
Gulf Oil Lubricants India Ltd	11,462	58
HDFC Bank Ltd ADR	11,136	753
Hindustan Aeronautics Ltd	1,257	39
ICICI Bank Ltd	5,917	61
IIFL Securities Ltd	43,051	28
Infosys Ltd	6,211	112
Infosys Ltd ADR	6,609	118
ITC Ltd	28,484	130
J Kumar Infraprojects Ltd	18,171	54
Jagran Prakashan Ltd	11,086	9
Kirloskar Pneumatic Co Ltd	6,648	47
Kotak Mahindra Bank Ltd	1,404	29
KPIT Technologies Ltd	2,398	24
MPS	3,190	41
Nalwa Sons Investments *	389	10
South Indian Bank Ltd/The *	640,661	130
Tech Mahindra Ltd	57,947	771
Varun Beverages Ltd	4,573	72
		2,930

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indonesia — 1.0%
ABM Investama Tbk PT	209,600	$39
Adira Dinamika Multi Finance Tbk PT	44,200	29
Agung Podomoro Land Tbk PT *	870,600	9
Alam Sutera Realty Tbk PT *	806,600	8
Arwana Citramulia Tbk PT	245,900	16
Asahimas Flat Glass Tbk PT	33,200	13
Astra Otoparts Tbk PT	108,900	12
Asuransi Tugu Pratama Indonesia Tbk PT	216,100	29
Austindo Nusantara Jaya Tbk PT	198,800	10
Bank Danamon Indonesia Tbk PT	164,900	31
Bank OCBC Nisp Tbk PT	220,300	11
Bank Rakyat Indonesia Persero Tbk PT	237,800	73
Baramulti Suksessarana Tbk PT	143,400	39
Bayan Resources Tbk PT	107,000	135
Bekasi Fajar Industrial Estate Tbk PT *	2,257,100	22
BISI International Tbk PT	370,703	41
Blue Bird Tbk PT	262,100	30
Bukit Asam Tbk PT	987,000	250
Cisadane Sawit Raya Tbk PT	517,300	22
Delta Djakarta Tbk PT	36,800	9
Elnusa Tbk PT	4,519,600	91
Hexindo Adiperkasa Tbk PT	44,000	15
Indika Energy Tbk PT	774,800	117
Indo-Rama Synthetics Tbk PT	19,800	6
Jasa Armada Indonesia Tbk PT	995,800	18
Mandala Multifinance Tbk PT	272,500	30
Mitrabahtera Segara Sejati Tbk PT *	409,600	30
Mitrabara Adiperdana Tbk PT	36,000	15
Nippon Indosari Corpindo Tbk PT	179,000	18
Pelita Samudera Shipping Tbk PT	866,400	36
Prima Andalan Mandiri Tbk PT	48,500	21
Resource Alam Indonesia Tbk PT	611,300	17
Salim Ivomas Pratama Tbk PT	323,500	9
Samudera Indonesia Tbk PT	648,490	18
Tunas Baru Lampung Tbk PT	296,000	14
United Tractors Tbk PT	99,800	182
		1,465

Ireland — 0.4%
Greencore Group PLC *	198,947	196
ICON PLC *	1,592	359
		555

Israel — 2.0%
Bank Hapoalim BM	4,018	33
Bank Leumi Le-Israel BM	67,800	528
Carasso Motors Ltd	1,500	7
Check Point Software Technologies Ltd *	14,639	1,811
First International Bank Of Israel Ltd/The	718	25
ICL Group Ltd	9,438	69
Nice Ltd ADR *	1,444	300
Perion Network Ltd *	736	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wix.com Ltd *	269	$24
		2,822

Italy — 2.2%
BFF Bank SpA	2,839	28
Brunello Cucinelli SpA	795	67
Enel SpA	4,247	24
Ferrari NV	151	39
FinecoBank Banca Fineco SpA	1,780	31
Gefran SpA	1,740	18
Infrastrutture Wireless Italiane SpA	8,378	93
Intesa Sanpaolo SpA	38,834	105
Italian Sea Group SPA	1,825	15
Iveco Group NV *	1,773	17
Orsero SpA	5,429	86
Prysmian SpA	26,864	1,036
Tenaris SA	11,943	199
Tenaris SA ADR	763	25
UniCredit SpA	67,509	1,385
		3,168

Japan — 11.5%
ABC-Mart Inc	1,200	59
AGS Corp	1,700	9
Ainavo Holdings Co Ltd	1,875	14
Ajinomoto Co Inc	2,400	71
Asahi Group Holdings Ltd	51,900	1,835
Asahi Kogyosha Co Ltd	1,200	19
Asia Air Survey Co Ltd	1,800	11
Atled Corp	1,100	13
Avant Group Corp	2,400	25
Bandai Namco Holdings Inc	500	31
BayCurrent Consulting Inc	600	24
Business Brain Showa-Ota Inc	3,300	50
Capcom Co Ltd	2,746	86
Central Automotive Products Ltd	600	12
Central Japan Railway Co	600	68
Central Security Patrols Co Ltd	800	15
Chiba Bank Ltd/The	4,800	35
Chilled & Frozen Logistics Holdings Co Ltd	1,500	13
Chino Corp	1,200	18
Chugai Pharmaceutical Co Ltd	1,900	47
Credit Saison Co Ltd	2,700	37
Dai-ichi Life Holdings Inc	25,200	537
Daiichi Sankyo Co Ltd	3,100	97
Daiken Medical Co Ltd	2,800	10
Digital Arts Inc	1,100	43
Electric Power Development Co Ltd	3,600	57
en Japan Inc	1,400	24
Enshu Truck Co Ltd	1,100	20
Entrust Inc	2,800	18
FANUC Corp	300	51
Fixstars Corp	900	9

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FTGroup Co Ltd	1,100	$9
FUJIFILM Holdings Corp	2,100	98
Fujikura Ltd	6,100	43
Fujitsu Ltd	1,674	215
Gecoss Corp	1,600	10
Goldwin Inc	300	26
Hachijuni Bank Ltd/The	11,100	50
Hitachi Construction Machinery Co Ltd	1,400	31
Hitachi Ltd	47,600	2,408
Hito Communications Holdings Inc	3,100	36
Hokkaido Gas Co Ltd	1,000	14
Hokuriku Gas Co Ltd	500	11
Horiba Ltd	700	37
Hotland Co Ltd	800	8
Hoya Corp	4,000	396
IR Japan Holdings Ltd	700	10
Isuzu Motors Ltd	4,600	55
Iwaki Co Ltd	2,600	25
Japan Exchange Group Inc	24,400	364
Japan Petroleum Exploration Co Ltd	1,300	47
JMS Co Ltd	2,300	9
Kanefusa Corp	2,300	14
Kawasaki Heavy Industries Ltd	1,300	28
KDDI Corp	2,200	64
Keio Corp	1,400	49
Keyence Corp	800	346
Kimura Unity Co Ltd	2,700	21
Kita-Nippon Bank Ltd/The	1,200	19
Kuraray Co Ltd	2,800	25
Kyowa Electronic Instruments Co Ltd	9,800	25
Kyowa Kirin Co Ltd	1,800	39
Kyushu Railway Co	1,400	31
Macnica Holdings Inc	1,100	30
Matching Service Japan Co Ltd	2,300	18
Matsui Construction	2,500	12
Mazda Motor Corp	9,000	81
Meiji Electric Industries Co Ltd	1,100	10
MIMAKI ENGINEERING CO LTD	7,700	33
Mitsubishi Corp	8,900	302
Mitsubishi Motors Corp *	7,700	30
Mitsui-Soko Holdings Co Ltd	800	23
MonotaRO Co Ltd	1,700	23
Morito Co Ltd	1,800	13
Nabtesco Corp	900	23
NGK Spark Plug Co Ltd	3,800	76
Nicca Chemical Co Ltd	1,500	9
Nice Corp	1,700	17
Nihon Chouzai Co Ltd	1,000	9
Nihon Trim Co Ltd	1,900	42
NIPPON EXPRESS HOLDINGS INC	1,200	67
Nippon Paint Holdings Co Ltd	6,600	58
Nissan Motor Co Ltd	25,900	100

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nissin Foods Holdings Co Ltd	500	$42
NJS Co Ltd	1,900	31
NOF Corp	900	38
OBIC Business Consultants Co Ltd	1,000	35
Ochi Holdings Co Ltd	1,200	12
Omron Corp	700	38
Optim Corp *	7,000	50
ORIX Corp	104,800	1,879
Oro Co Ltd	4,200	61
Otsuka Corp	2,100	71
Otsuka Holdings Co Ltd	3,800	115
Pasco Corp	1,300	14
Persol Holdings Co Ltd	5,700	114
Pigeon Corp	7,700	119
Recruit Holdings Co Ltd	300	8
Resona Holdings Inc	16,800	93
Resonac Holdings Corp	92,500	1,519
Riken Technos Corp	9,200	39
Rohto Pharmaceutical Co Ltd	2,200	40
Sanken Electric Co Ltd	400	27
Sankyo Co Ltd	1,100	45
Sanrio Co Ltd	1,100	33
Sega Sammy Holdings Inc	4,900	84
Sekisui Kasei	3,100	9
SERAKU Co Ltd	800	9
Shimamura Co Ltd	700	65
Shimano Inc	1,300	202
Shimojima Co Ltd	1,300	10
Shionogi & Co Ltd	11,400	507
SHL-Japan Ltd *	100	2
SK-Electronics Co Ltd	6,400	79
SMK Corp	1,200	23
SMS Co Ltd *	15,400	369
SoftBank Corp	7,800	88
Sompo Holdings Inc	6,400	274
Space Co Ltd	7,200	47
Square Enix Holdings Co Ltd	500	22
Step Co Ltd	2,500	34
Sumitomo Mitsui Financial Group Inc	2,400	105
Suzuki Motor Corp	700	25
Takashimaya Co Ltd	5,100	71
Tayca Corp	2,200	19
Tobu Railway Co Ltd	2,000	45
Toei Animation Co Ltd	3,100	310
Toell	2,700	16
Toho Co Ltd/Tokyo	900	31
Toho Gas Co Ltd	1,100	21
Tokai Carbon Co Ltd	5,200	51
Tokio Marine Holdings Inc	6,300	134
Tokyo Electron Ltd	100	34
Tokyo Gas Co Ltd	2,900	56
Tokyo Rakutenchi	300	10

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tonami Holdings Co Ltd	600	$18
Toyo Machinery & Metal Co Ltd	1,800	8
Trend Micro Inc/Japan	100	5
Tsubakimoto Kogyo Co Ltd	700	21
UNITED Inc/Japan	4,800	44
Xebio Holdings Co Ltd	8,900	66
YAMADA Consulting Group Co Ltd	1,400	16
Yamato	2,600	16
Yondenko Corp	1,700	24
ZIGExN Co Ltd	29,400	93
ZOZO Inc	3,700	82
		16,465

Macao — 0.1%
MGM China Holdings Ltd *	41,600	51
Sands China Ltd *	6,800	23
		74

Malaysia — 0.6%
Allianz Malaysia Bhd	15,800	49
Apex Healthcare Bhd	14,600	12
Berjaya Food Bhd	185,500	41
Bermaz Auto Bhd	126,800	61
CB Industrial Product Holding Bhd	175,800	40
Chin Well Holdings Bhd	93,700	35
Favelle Favco Bhd	25,000	10
Heineken Malaysia Bhd	6,200	39
Innoprise Plantations BHD	116,300	38
Kawan Food Bhd	194,100	94
Kim Loong Resources Bhd	164,100	67
LBS Bina Group	243,900	22
Mah Sing Group Bhd	301,700	41
MKH Bhd	99,700	27
Mynews Holdings *	181,400	25
Padini Holdings Bhd	63,800	55
Panasonic Manufacturing Malaysia	1,700	9
Power Root Bhd	61,400	30
QL Resources Bhd	22,700	29
Scicom MSC Bhd	60,700	16
Sunway Construction Group	46,300	17
Taliworks Corp Bhd	174,900	35
Wellcall Holdings Bhd	91,400	24
		816

Mexico — 1.4%
America Movil SAB de CV, Ser L	1,450,100	1,487
Banco del Bajio SA	8,600	33
Cia Minera Autlan SAB de CV	26,241	22
Coca-Cola Femsa SAB de CV ADR	390	28
Corp Inmobiliaria Vesta SAB de CV	21,900	64
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	4,100	78
Grupo Bimbo SAB de CV, Ser A	5,100	24
Grupo Financiero Inbursa SAB de CV *	11,100	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southern Copper Corp	2,201	$162
Wal-Mart de Mexico SAB de CV	28,500	112
		2,033

Netherlands — 5.4%
ABN AMRO Bank NV	1,525	27
ASM International NV	183	63
ASML Holding NV	2,208	1,367
EXOR NV *	1,301	107
ING Groep NV	172,274	2,424
Koninklijke Vopak NV	2,720	87
NN Group NV	44,924	1,824
SNS Reaal *	1,762	–
Universal Music Group NV	17,913	425
Van Lanschot Kempen NV	1,160	34
Wolters Kluwer NV	12,232	1,420
		7,778

New Zealand — 0.1%
Briscoe Group Ltd	10,569	31
Mainfreight Ltd	23	1
PGG Wrightson Ltd	3,382	9
Rakon Ltd *	49,213	30
Spark New Zealand Ltd	9,274	29
Steel & Tube Holdings Ltd	53,444	42
Synlait Milk *	24,952	51
TOWER	28,328	11
		204

Norway — 0.8%
AutoStore Holdings Ltd *	81,689	171
Equinor ASA	17,626	545
Gjensidige Forsikring ASA	15,929	284
Odfjell, Cl A	4,342	41
PGS ASA *	27,084	27
SD Standard ETC *	55,958	11
Wallenius Wilhelmsen ASA, Cl B	4,163	36
Western Bulk Chartering AS	6,344	27
Wilh Wilhelmsen Holding ASA, Cl B	397	11
Wilson ASA	2,535	17
		1,170

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	3,244	25
Empresa Siderurgica del Peru SAA	28,617	12
		37

Philippines — 0.1%
BDO Unibank Inc	17,094	38
Ginebra San Miguel Inc	4,770	10
LT Group Inc	115,700	22
San Miguel Food and Beverage Inc	18,700	18
Semirara Mining & Power Corp, Cl A	60,100	33
		121

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Poland — 0.5%
AB SA	838	$9
Arctic Paper SA	9,241	45
Bank Handlowy w Warszawie SA	1,426	27
ComArch SA	1,972	68
Dino Polska SA *	561	47
Enter Air *	2,381	18
LiveChat Software SA	1,678	53
Lubelski Wegiel Bogdanka SA	8,377	89
PCC Rokita SA, Cl B	654	17
PKP Cargo SA *	20,870	71
PlayWay SA	120	12
Polimex-Mostostal SA *	14,870	17
Powszechny Zaklad Ubezpieczen SA	4,784	40
Spyrosoft *	79	10
Stalprodukt SA	672	38
Tim SA/Siechnice	1,358	11
Torpol	2,241	11
Unimot SA *	3,081	79
VRG SA	9,417	7
Wielton SA *	5,143	9
Wittchen	1,777	10
		688

Portugal — 0.0%
EDP - Energias de Portugal SA	12,478	63

Qatar — 0.6%
Commercial Bank PQSC	86,683	146
Doha Insurance QSC	18,972	11
Industries Qatar QSC	63,419	242
Ooredoo QPSC	146,969	371
Qatar Fuel QSC	5,108	23
Qatar National Cement Co QSC	35,899	42
		835

Singapore — 1.0%
Boustead Singapore Ltd	35,165	23
BRC Asia Ltd	77,500	103
Bumitama Agri Ltd	39,200	19
Civmec	28,600	14
DBS Group Holdings Ltd	9,700	246
Delfi Ltd	31,900	24
Genting Singapore Ltd	432,000	327
HRnetgroup Ltd	61,100	36
Marco Polo Marine Ltd *	850,100	27
Pacific Century Regional Developments Ltd	56,000	18
Samudera Shipping Line Ltd	78,200	69
Sea Ltd ADR *	380	24
Sing Investments & Finance Ltd	21,700	25
STMicroelectronics NV	10,371	500
Tiong Seng Holdings Ltd	7,037	1
		1,456

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Africa — 0.7%
Clicks Group Ltd	27,386	$399
Combined Motor Holdings Ltd	9,481	15
Exxaro Resources Ltd	7,219	79
Gold Fields Ltd ADR	3,605	33
Ninety One Ltd	9,910	25
Sappi Ltd	46,269	123
Standard Bank Group Ltd	5,055	51
Thungela Resources Ltd	18,798	219
Woolworths Holdings Ltd/South Africa	8,198	34
Zeda Ltd/South Africa *	53,925	35
		1,013

South Korea — 2.9%
CROWNHAITAI Holdings Co Ltd	6,658	36
Daeduck Co Ltd	4,997	25
Daou Technology Inc	842	14
Dasan Networks *	7,318	22
Dongwon F&B Co Ltd	1,867	229
Eusu Holdings Co Ltd	11,497	62
Hana Financial Group Inc	35,220	1,208
Hansol Holdings Co Ltd	13,363	35
Heungkuk Fire & Marine Insurance *	5,931	17
Hitejinro Holdings Co Ltd	1,571	12
Ilsung Pharmaceuticals	138	12
InnoWireless Co Ltd	1,897	43
KB Financial Group Inc	406	16
Korea District Heating Corp	664	14
Kukbo Design	1,270	19
LG Electronics Inc	1,610	135
LX INTERNATIONAL CORP	5,003	118
Maeil Holdings Co Ltd	10,283	69
MegaStudy Co Ltd	4,696	42
Meritz Financial Group Inc	774	26
Mirae Asset Life Insurance Co Ltd	4,310	10
Multicampus Co Ltd	1,570	46
Sajodaerim Corp	1,514	30
Sam Chun Dang Pharm Co Ltd *	406	16
Samsung Electronics Co Ltd	2,305	106
Samsung Electronics Co Ltd GDR	1,391	1,597
SeAH Holdings Corp	205	17
SGC e Tec E&C Co Ltd	2,418	54
Spigen Korea	650	17
WiSoL	5,409	30
		4,077

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	1,132	35
Applus Services	7,465	53
Banco Santander SA	10,627	42
CaixaBank SA	10,077	43

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cia de Distribucion Integral Logista Holdings SA	2,880	$70
Corp ACCIONA Energias Renovables SA	618	24
Iberdrola SA	7,231	83
Industria de Diseno Textil SA	41,001	1,265
Unicaja Banco SA	32,314	41
Vidrala SA	416	44
		1,700

Sweden — 1.2%
Assa Abloy AB, Cl B	21,156	518
B3 Consulting Group AB	3,019	53
Beijer Ref AB, Cl B *	2,244	35
Boozt AB *	1,892	23
Castellum AB *	1,900	24
Epiroc AB, Cl A	1,295	25
FM Mattsson Mora Group AB, Cl B	1,866	11
Hexagon AB, Cl B	40,321	449
Hexatronic Group AB	1,957	23
Lagercrantz Group AB, Cl B	2,556	29
Munters Group AB	5,923	57
Mycronic AB	1,571	34
Nibe Industrier AB, Cl B	8,605	89
Nordnet AB publ	1,659	29
Pandox AB, Cl B	1,807	25
Sagax AB, Cl B	980	24
Sandvik AB	1,201	25
Sectra AB, Cl B	1,743	24
Swedbank AB, Cl A	5,565	114
Volvo AB, Cl B	1,257	25
Wihlborgs Fastigheter AB	7,762	65
		1,701

Switzerland — 3.1%
ABB Ltd	1,668	56
Cembra Money Bank AG	913	78
Cie Financiere Richemont SA, Cl A	4,766	721
Dufry AG *	1,978	88
Holcim AG	1,714	106
Implenia AG	851	38
Kuehne + Nagel International AG	738	190
Mobilezone Holding	1,005	19
Novartis AG	2,370	200
Partners Group Holding AG	612	583
Roche Holding AG	3,175	921
Straumann Holding AG	3,210	428
Swatch Group AG/The, Cl B	2,039	712
Swiss Re AG	458	48
Swisscom AG	200	124
Swissquote Group Holding SA	230	44
UBS Group AG	6,507	142
		4,498

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan — 2.1%
104 Corp	6,000	$40
Advantech Co Ltd	7,000	81
Allied Supreme Corp	2,000	23
Asia Tech Image Inc	14,000	30
Chailease Holding Co Ltd	8,000	59
Chien Kuo Construction Co Ltd	42,000	16
Chung-Hsin Electric & Machinery Manufacturing Corp	12,000	37
DV Biomed	7,564	14
eMemory Technology Inc	3,000	180
Evergreen Marine Corp Taiwan Ltd	69,200	354
Formosa Optical Technology	10,000	20
General Plastic Industrial Co Ltd	16,000	18
Global Lighting Technologies	11,000	21
HIM International Music Inc *	7,000	20
Insyde Software Corp	18,000	61
International Games System Co Ltd	3,000	49
Ju Teng International Holdings Ltd	59,000	12
Kaori Heat Treatment Co Ltd	4,000	31
Kingwaytek Technology	10,000	27
Lida Holdings Ltd	13,000	13
Loyalty Founder Enterprise	22,000	16
Nova Technology	8,000	26
Novatek Microelectronics Corp	25,000	330
Polaris Group/Tw *	7,000	23
Realtek Semiconductor Corp	23,000	284
Rich Honour International Designs Co Ltd	11,000	17
Taishin Financial Holding Co Ltd	11,794	–
Taiwan Semiconductor Manufacturing Co Ltd	13,000	215
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,703	671
TCI Co Ltd	5,000	35
Tofu Restaurant	6,000	51
Topco Technologies	6,000	15
Uni-President Enterprises Corp	19,000	42
Well Shin Technology	38,000	63
Winmate	8,000	25
Yulon Motor Co Ltd	15,000	40
		2,959

Thailand — 2.7%
Bangkok Bank PCL	12,400	57
Bangkok Bank PCL NVDR	3,500	16
Bangkok Dusit Medical Services PCL NVDR	57,900	46
Central Pattana PCL NVDR	13,000	26
Esso Thailand PCL NVDR	13,700	3
Haad Thip PCL	24,600	22
Kang Yong Electric PCL	1,600	14
Khonburi Sugar NVDR	93,000	15
Ladprao General Hospital PCL	109,600	17

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lanna Resources PCL	410,900	$180
Lanna Resources PCL NVDR	217,700	95
Minor International PCL	898,300	851
Namyong Terminal NVDR	192,800	19
Netbay PCL	42,700	31
PTT Exploration & Production PCL NVDR	47,300	201
Ratchaphruek Hospital PCL	102,800	18
SCB X PCL	711,500	2,094
Srisawad Corp PCL	15,100	23
Srivichai Vejvivat PCL	44,600	11
Thai Oil PCL NVDR	1,962	3
Thai Stanley Electric PCL	7,500	38
Thai Wah NVDR	69,200	10
Thantawan Industry PCL	8,900	8
Univanich Palm Oil PCL	158,800	39
		3,837

Turkey — 0.3%
Agesa Hayat ve Emeklilik AS	26,486	37
Akbank TAS	18,784	17
Enka Insaat ve Sanayi AS	37,171	65
Haci Omer Sabanci Holding AS	51,452	119
KOC Holding AS	12,165	50
Pegasus Hava Tasimaciligi AS *	356	10
Turk Hava Yollari AO *	4,078	31
Turkiye Petrol Rafinerileri AS	1,244	39
		368

United Arab Emirates — 0.1%
Abu Dhabi Aviation Co	10,953	21
Abu Dhabi National Insurance Co PSC	6,055	10
Air Arabia PJSC	41,698	26
Emaar Properties PJSC	22,199	34
Multiply Group PJSC *	24,102	26
		117

United Kingdom — 11.1%
Accenture PLC, Cl A	2,080	552
Allfunds Group Plc	19,103	168
Anglo American PLC	283	10
Aon PLC, Cl A	2,836	862
Ashtead Technology Holdings *	1,205	5
BP PLC ADR	18,317	725
Breedon Group PLC	132,876	114
Burberry Group PLC	710	21
Cerillion PLC	3,698	49
Chesnara PLC	24,121	83
CNH Industrial NV	38,302	631
Coca-Cola Europacific Partners PLC	969	53
Compass Group PLC	3,839	89
ConvaTec Group PLC	306,518	833
Dechra Pharmaceuticals PLC	7,500	248
Diageo PLC	12,853	549

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diploma PLC	4,926	$166
dotdigital group plc	26,458	29
Entain PLC	32,132	529
Exillon Energy PLC *	4,819	–
Ferrexpo PLC	7,137	13
Genel Energy	27,528	42
Glencore PLC	13,024	78
GSK PLC	14,044	242
GSK PLC ADR	14,210	487
Gulf Keystone Petroleum Ltd	17,361	44
Hargreaves Services PLC	2,957	16
Hunting PLC	2,706	11
Impellam Group PLC *	3,091	26
Informa PLC	99,542	806
InterContinental Hotels Group PLC	1,346	91
Intertek Group PLC	6,861	347
Investec PLC	72,074	464
Kitwave Group PLC	4,617	13
London Stock Exchange Group PLC	4,744	427
Macfarlane Group PLC	19,861	26
Mears Group PLC	19,138	49
Mercia Asset Management PLC	54,167	19
Morgan Sindall Group PLC	2,919	64
NatWest Group PLC	572,101	2,025
Nomad Foods Ltd *	54,236	972
Norcros PLC	15,712	38
NWF Group PLC	8,792	27
Record PLC	24,577	28
RELX PLC	26,757	810
Ricardo	8,698	60
Rio Tinto PLC ADR	9,969	695
Robert Walters PLC	4,945	30
Shell PLC	64,157	1,962
SSE PLC	8,221	174
Subsea 7 SA	2,021	27
Wilmington PLC	5,140	22
		15,851

United States — 2.1%
Axalta Coating Systems Ltd *	43,652	1,301
Cognex Corp	8,217	390
Gentex Corp	36,470	1,041
Inmode Ltd *	2,577	91
Monday.com Ltd *	927	144
North American Construction Group	1,623	27
RADCOM *	1,374	14
		3,008

Total Common Stock
(Cost $129,520) ($ Thousands)		134,404

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.8%
United States — 0.8%
iShares MSCI ACWI ex US ETF	24,002	$1,136

Total Exchange Traded Fund
(Cost $1,081) ($ Thousands)		1,136

PREFERRED STOCK — 0.4%
Brazil — 0.1%
Gerdau SA (A)	9,000	49
Petroleo Brasileiro SA (A)	26,500	130
		179

Germany — 0.3%
Sartorius AG (A)	764	326

Total Preferred Stock
(Cost $531) ($ Thousands)		505

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Sweden — 0.0%
Beijer Ref AB, Expires 03/16/2023 *	2,244	$4
Total Rights
(Cost $—) ($ Thousands)		4

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	1,634,461	1,634

Total Cash Equivalent
(Cost $1,634) ($ Thousands)		1,634

Total Investments in Securities — 96.3%
(Cost $132,766) ($ Thousands)		$137,683

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	9	Mar-2023	$409	$405	$3
FTSE 100 Index	3	Mar-2023	288	286	(3)
Hang Seng Index	1	Mar-2023	128	126	(3)
S&P TSX 60 Index	1	Mar-2023	181	179	–
SPI 200 Index	2	Mar-2023	246	243	–
TOPIX Index	3	Mar-2023	439	439	2
			$1,691	$1,678	$(1)

A list of the open OTC Swap agreement held by the Fund at February 28, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	United States Custom Basket of Securities	1 Month + 4.58%	Asset Returns	Monthly	12/31/2049	USD	433	$(91)	$(91)

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swap as of February 28, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

4,033	NOVARTIS AG	$346	$(6)	79.9%
1,800	SHIN-ETSU CHEMICAL CO LTD	268	(16)	61.9
5,300	SEVEN I HOLDINGS CO LTD	245	(7)	56.6
387,000	CCB	244	(7)	56.4
1,941	WESTON LTD	241	2	55.7
1,400	ORIENTAL LAND CO LTD	235	(12)	54.3
14,200	TOYOTA MOTOR CORP	208	(15)	48.0

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

2,000	HOYA CORP	$202	$(4)	46.7%
2,549	RIO TINTO PLC	189	(13)	43.6
98	HERMES INTL	183	(6)	42.3
3,290	METRO INC	172	(1)	39.7
1,943	LOBLAW COS LTD	168	(2)	38.8
3,400	SHIONOGI CO LTD	165	(16)	38.1
10,900	KIRIN HOLDINGS CO LTD	162	2	37.4
14,400	CHUBU ELECTRIC POWER CO INC	154	(6)	35.6
2,100	YAKULT HONSHA CO LTD	149	(6)	34.4
3,300	TOYOTA TSUSHO CORP	140	(6)	32.3
1,552	CGI INC	138	2	31.9
1,013	MACQUARIE GROUP LTD	137	(8)	31.6
23,282	B&M EUROPEAN VALUE RETAIL SA	137	1	31.6
3,300	UNICHARM CORP	125	(2)	28.9
11,700	SANWA HOLDINGS CORP	121	2	27.9
4,000	HANKYU HANSHIN HOLDINGS INC	120	(6)	27.7
5,989	3I GROUP PLC	118	1	27.3
11,200	THE KANSAI ELECTRIC POWER CO INC	105	1	24.2
5,383	WESTPAC BANKING CORP	91	(14)	21.0
4,897	GSK PLC	87	(2)	20.1
10,500	HULIC CO LTD	85	(1)	19.6
2,254	VERALLIA	83	8	19.2
21,703	MAN GROUP PLC/JERSEY	65	4	15.0
6,100	ISETAN MITSUKOSHI HOLDINGS LTD	65	(3)	15.0
28,243	JD SPORTS FASHION PLC	62	-	14.3
1,627	BP PLC	61	3	14.1
2,000	ITOCHU CORP	61	(1)	14.1
423	SAFRAN SA	60	-	13.9
7,773	PARAGON BANKING GROUP PLC	55	1	12.7
832	IPSOS	55	(4)	12.7
6,487	INFORMA PLC	54	(1)	12.5
2,767	KAINOS GROUP PLC	52	(5)	12.0
2,230	ASSOCIATED BRITISH FOODS PLC	52	2	12.0
2,381	MANCHESTER UNITED LTD	52	(3)	12.0
745	IMMUNOCORE HOLDINGS LTD	47	(6)	10.9
1,212	WHITBREAD PLC	46	-	10.6
559	NEXT PLC	46	-	10.6
10,496	DS SMITH PLC	46	(3)	10.6
4,122	INCHCAPE PLC	46	(1)	10.6
18,405	INTL CONSOLIDATED AIRLINE-DI	38	(4)	8.8
4,679	BEAZLEY IRELAND HOLDINGS PLC	37	3	8.5
5,642	INVESTEC PLC	37	(1)	8.5
8,632	AIB GROUP	35	2	8.1

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of February 28, 2023:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(9,400)	AOZORA BANK LTD	$(186)	$5	(43.0)%
(708)	MERCK KGAA	(138)	3	(31.9)
(2,929)	CDN IMPER BANK	(135)	1	(31.2)
(2,600)	EAST JAPAN RAILWAY CO	(131)	(1)	(30.3)
(4,900)	ITOCHU TECHNO-SOLUTIONS CORP	(117)	8	(27.0)
(2,300)	TREND MICRO INC	(109)	1	(25.2)
(2,100)	MEIJI HOLDINGS CO LTD	(108)	12	(24.9)
(2,100)	KYOCERA CORP	(107)	4	(24.7)
(1,970)	DANONE	(107)	(4)	(24.7)
(6,300)	KEWPIE CORP	(107)	6	(24.7)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(8,520)	SPAREBANKEN MIDT	$(106)	$(7)	(24.5)%
(6,700)	HANG SENG BANK	(106)	(3)	(24.5)
(7,600)	SEIKO EPSON CORP	(104)	-	(24.0)
(2,638)	FRESENIUS MEDICAL CARE	(101)	(2)	(23.3)
(3,900)	MISUMI GROUP INC	(99)	7	(22.9)
(2,700)	AGC INC	(98)	(2)	(22.6)
(3,125)	KONINKLIJKE AHOLD DELHAIZE NV	(91)	(13)	(21.0)
(3,300)	SOHGO SECURITY SERVICES CO LTD	(91)	4	(21.0)
(5,551)	SCSK CORP	(85)	5	(19.6)
(2,448)	SUNTORY BEVERAGE FOOD LTD	(85)	(1)	(19.6)
(11,200)	OBAYASHI CORP	(80)	(2)	(18.5)
(2,770)	ATLANTICA SUSTAINABLE INFRASTR	(74)	(2)	(17.1)
(5,400)	NGK INSULATORS LTD	(74)	2	(17.1)
(6,100)	SKYLARK HOLDINGS CO LTD	(73)	2	(16.9)
(9,100)	SANTEN PHARMACEUTICAL CO LTD	(69)	-	(15.9)
(1,496)	BCE INC	(69)	3	(15.9)
(12,400)	NSK LTD	(69)	1	(15.9)
(3,900)	KOITO MFG CO LTD	(66)	-	(15.2)
(7,000)	ANRITSU CORP	(66)	3	(15.2)
(9,000)	CLP HOLDINGS	(66)	3	(15.2)
(29,767)	DIRECT LINE INSURANCE GROUP	(66)	1	(15.2)
(8,381)	ALGONQUIN PWR & UTILS CORP	(65)	1	(15.0)
(12,785)	BANK OF QUEENSLAND LTD	(64)	3	(14.8)
(5,138)	ELECTROLUX B	(64)	1	(14.8)
(7,200)	SUMITOMO RUBBER IND LTD	(64)	-	(14.8)
(2,700)	KURA SUSHI INC	(63)	(1)	(14.5)
(2,173)	EMPIRE CO CL A	(60)	2	(13.9)
(2,600)	NOMURA REAL ESTATE HOLDINGS INC	(57)	(1)	(13.2)
(2,500)	DENKA CO LTD	(51)	(2)	(11.8)
(1,500)	DOWA HOLDINGS CO LTD	(50)	1	(11.5)
(24,000)	XINYI GLASS	(49)	5	(11.3)
(789)	KOBAYASHI PHARMACEUTICAL CO LTD	(49)	2	(11.3)
(4,000)	SUMITOMO ELECTRIC IND LTD	(49)	-	(11.3)
(3,100)	UBE CORP	(47)	1	(10.9)
(5,800)	NIPPON TELEVISION HOLDINGS INC	(47)	1	(10.9)
(2,640)	Nomad Holdings Ltd.	(46)	(1)	(10.6)
(2,143)	SUMITOMO HEAVY IND LTD	(46)	(4)	(10.6)
(47,000)	HK & CHINA GAS	(45)	1	(10.4)
(441)	TMX GROUP INC	(43)	(1)	(9.9)
(1,467)	FRESENIUS SE CO KGAA	(43)	3	(9.9)

†	Percentages are based on Net Assets of $143,016 ($ Thousands

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,306	$9,455	$(13,127)	$—	$—	$1,634	$50	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.4%
Argentina — 0.0%
YPF SA ADR *	710	$8

Australia — 0.2%
AMP Ltd	79,293	55
ANZ Group Holdings Ltd	1,815	30
Brambles Ltd	1,201	10
Challenger Ltd	9,835	50
Computershare Ltd	6,412	107
Fortescue Metals Group Ltd	1,230	18
Goodman Group ‡	1,257	17
Harvey Norman Holdings Ltd	8,114	21
Incitec Pivot Ltd	6,958	16
Macquarie Group Ltd	257	33
Steadfast Group Ltd	18,078	71
Suncorp Group Ltd	1,832	16
Technology One Ltd	7,222	73
Telstra Group Ltd	3,547	10
Wesfarmers Ltd	504	16
Woolworths Group Ltd	802	20
		563

Austria — 0.3%
BAWAG Group AG *	591	37
Erste Group Bank AG	11,853	467
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,200	146
voestalpine AG	2,496	93
		743

Belgium — 0.4%
Ageas SA/NV *	1,882	86
Anheuser-Busch InBev SA/NV	11,900	722
Etablissements Franz Colruyt NV	2,100	57
Groupe Bruxelles Lambert NV	86	7
		872

Brazil — 0.2%
Ambev SA	69,173	178
Banco BTG Pactual SA	34,000	131
Banco do Brasil SA	4,100	32
Gerdau SA ADR	9,942	54
Iochpe Maxion SA	8,135	17
Minerva SA/Brazil	18,300	40
Telefonica Brasil SA	10,500	79
Vale SA	900	15
Zamp SA *	53,055	49
		595

Canada — 0.7%
Alimentation Couche-Tard Inc	2,005	94
Aritzia Inc *	1,426	44
Canadian Imperial Bank of Commerce	1,400	64
Canadian Natural Resources Ltd	2,338	132
Canadian Tire Corp Ltd, Cl A	1,200	150

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cogeco Communications Inc	1,500	$77
Dollarama Inc	1,234	71
Element Fleet Management Corp	6,972	100
Fairfax Financial Holdings Ltd	26	18
Imperial Oil Ltd	553	28
Intact Financial Corp	538	78
Loblaw Cos Ltd	2,144	184
Open Text Corp	5,026	173
Quebecor Inc, Cl B	3,263	77
Russel Metals Inc	1,056	28
TFI International Inc	1,697	208
Thomson Reuters Corp	245	30
Toronto-Dominion Bank/The	500	33
West Fraser Timber Co Ltd	123	9
		1,598

Chile — 0.1%
Antofagasta PLC	930	18
Cencosud SA	98,198	184
Engie Energia Chile SA *	14,637	9
Quinenco SA	5,912	21
		232

China — 2.9%
3SBio	51,000	51
Air China Ltd, Cl H	112,000	103
Alibaba Group Holding Ltd *	26,792	295
Bank of Communications Co Ltd, Cl H	198,000	117
Beijing Capital International Airport Co Ltd, Cl H	172,172	126
Beijing Enterprises Holdings Ltd	44,000	144
Beijing United Information Technology Co Ltd, Cl A	3,000	35
BYD Co Ltd, Cl H	12,000	323
BYD Electronic International Co Ltd	6,500	19
C&D International Investment Group Ltd	15,871	51
China Construction Bank Corp, Cl H	660,000	404
China Eastern Airlines Corp Ltd, Cl H	28,000	11
China Oilfield Services Ltd, Cl H	26,000	28
China Petroleum & Chemical Corp, Cl H	600,000	307
China Railway Signal & Communication Corp Ltd, Cl H	296,000	108
China Shenhua Energy Co Ltd, Cl H	65,500	197
China Southern Airlines Co Ltd, Cl H	222,507	162
China State Construction International Holdings Ltd	36,850	42
China Tower Corp Ltd, Cl H	2,122,000	230
China United Network Communications Ltd, Cl A	213,000	162
Contemporary Amperex Technology Co Ltd, Cl A	1,400	82
FinVolution Group ADR	11,326	57
Greentown China Holdings Ltd	14,828	20

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H World Group Ltd ADR	3,999	$189
Hello Group Inc ADR	3,318	29
Industrial & Commercial Bank of China Ltd, Cl H	325,000	162
JD Health International Inc *	1,100	8
JD.com Inc ADR	909	40
JNBY Design Ltd	19,999	25
Koolearn Technology Holding Ltd *	7,800	44
Lens Technology Co Ltd, Cl A	143,300	263
Meituan, Cl B *	23,915	415
Nongfu Spring Co Ltd, Cl H	1,600	9
NXP Semiconductors NV	62	11
Offshore Oil Engineering Co Ltd, Cl A	141,600	139
PDD Holdings Inc ADR *	1,883	165
People's Insurance Co Group of China Ltd/The, Cl H	405,000	128
PetroChina Co Ltd, Cl H	376,000	193
PICC Property & Casualty Co Ltd	292,000	256
Ping An Insurance Group Co of China Ltd, Cl H	2,500	17
Shaanxi Coal Industry Co Ltd, Cl A	9,800	28
Shanghai International Airport Co Ltd, Cl A	30,400	257
Shenzhen Expressway Corp Ltd, Cl H	66,000	59
Shenzhen Salubris Pharmaceuticals Co Ltd, Cl A	25,200	135
Shougang Fushan Resources Group Ltd	330,000	106
Sinopec Engineering Group Co Ltd, Cl H	27,500	14
Tencent Holdings Ltd	16,390	717
Tencent Music Entertainment Group ADR *	7,654	58
TravelSky Technology Ltd, Cl H	81,323	160
Visionox Technology Inc, Cl A *	14,400	14
Xinyi Glass Holdings Ltd	38,000	71
Yangzijiang Shipbuilding Holdings Ltd *	68,681	66
Yum China Holdings Inc	251	15
		6,867

Czech Republic — 0.1%
Komercni Banka AS *	7,167	242

Denmark — 0.2%
Carlsberg AS, Cl B	87	12
Novo Nordisk A/S, Cl B	2,835	403
Scandinavian Tobacco Group A/S	8,200	143
		558

Egypt — 0.0%
Ezz Steel Co SAE	62,026	59
Telecom Egypt Co	22,501	19
		78

Estonia — 0.0%
Enefit Green AS	17,776	83

Finland — 0.8%
Elisa Oyj, Cl A	223	13

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kesko Oyj, Cl B	605	$13
Metsa Board Oyj, Cl B	2,909	26
Metso Outotec Oyj	64,404	689
Neste Oyj	1,040	50
Nokia Oyj	140,672	653
Orion Oyj, Cl B	276	13
Stora Enso Oyj, Cl R	37,679	535
UPM-Kymmene Oyj	920	33
		2,025

France — 3.9%
Alstom SA	13,095	387
AXA SA	29,684	940
BNP Paribas SA	14,920	1,047
Bouygues SA	493	17
Bureau Veritas SA	529	15
Capgemini SE	52	10
Carrefour SA *	11,600	230
Cie de Saint-Gobain	11,680	698
Credit Agricole SA	1,212	15
Dassault Systemes SE	423	16
Engie SA	1,561	23
Hermes International	502	913
IPSOS *	1,004	62
Kering SA	699	411
Legrand SA	151	14
LVMH Moet Hennessy Louis Vuitton SE	292	244
Orange SA	12,800	147
Pernod Ricard SA	879	184
Publicis Groupe SA *	10,519	839
Rexel SA	31,345	783
Sanofi	10,085	951
Societe BIC SA	1,900	123
Technip Energies NV	3,363	66
TotalEnergies SE	19,663	1,221
Veolia Environnement SA	1,013	30
		9,386

Germany — 1.9%
Allianz SE	3,210	756
Bayerische Motoren Werke AG	3,094	321
Commerzbank AG	17,723	217
Covestro AG	15,121	668
Deutsche Post AG	3,246	138
Deutsche Telekom AG	19,235	433
Fresenius Medical Care AG & Co KGaA	11,127	436
GEA Group AG	244	11
Hannover Rueck SE	151	29
HeidelbergCement AG	7,181	496
Mercedes-Benz Group AG	1,927	148
Merck KGaA	55	10
Rheinmetall AG	485	124
RWE AG	461	20

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SAP SE	6,382	$727
Telefonica Deutschland Holding AG	4,643	14
		4,548

Greece — 0.1%
Fourlis Holdings SA	19,206	80
Motor Oil Hellas Corinth Refineries SA	402	11
Mytilineos SA	5,212	141
StealthGas Inc *	409	1
		233

Hong Kong — 0.1%
SSY Group Ltd	92,000	55
Sun Hung Kai Properties Ltd	5,000	68
WH Group Ltd	14,500	9
		132

Hungary — 0.9%
Magyar Telekom Telecommunications PLC *	282,627	309
MOL Hungarian Oil & Gas PLC	42,870	327
OTP Bank Nyrt	25,979	790
Richter Gedeon Nyrt	35,220	740
		2,166

India — 1.7%
Bharat Electronics Ltd	64,855	74
Canara Bank	11,835	40
CG Power & Industrial Solutions Ltd	14,937	57
Cholamandalam Investment and Finance Co Ltd	23,761	217
Cummins India Ltd	2,902	55
Federal Bank Ltd	30,114	47
Housing Development Finance Corp Ltd	245	8
ICICI Bank Ltd	4,085	42
Infosys Ltd	10,849	195
Infosys Ltd ADR	5,593	100
ITC Ltd	54,161	247
Jindal Steel & Power Ltd	49,889	331
Karur Vysya Bank Ltd/The	63,313	78
Lakshmi Machine Works Ltd	90	12
Mahindra & Mahindra Financial Services Ltd	64,475	196
Mahindra & Mahindra Ltd	37,212	572
Manappuram Finance Ltd	26,230	33
Narayana Hrudayalaya Ltd	4,949	45
NHPC Ltd	242,200	115
NMDC Ltd	149,593	201
NTPC Ltd	39,796	82
Oil & Natural Gas Corp Ltd	54,269	100
Oil India Ltd	49,400	148
Power Finance Corp Ltd	109,953	193
REC Ltd	109,299	151
Shoppers Stop Ltd *	875	7
Shriram Finance Ltd	6,730	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Steel Authority of India Ltd	148,071	$148
Sun Pharmaceutical Industries Ltd	4,125	48
Tata Consultancy Services Ltd	8,317	333
TVS Motor Co Ltd	3,210	42
Varun Beverages Ltd *	5,764	91
		4,106

Indonesia — 0.1%
Bank Central Asia Tbk PT	16,100	9
Bank Mandiri Persero Tbk PT	50,000	33
Indika Energy Tbk PT	66,900	10
Kalbe Farma Tbk PT	357,763	49
Matahari Department Store Tbk PT	139,524	48
Mitra Adiperkasa Tbk PT *	726,408	72
Sumber Alfaria Trijaya Tbk PT	292,608	56
		277

Ireland — 0.4%
Bank of Ireland Group PLC	15,527	172
CRH PLC	17,301	817
		989

Israel — 0.0%
Bank Leumi Le-Israel BM	11,149	87

Italy — 1.0%
Assicurazioni Generali SpA	637	13
BFF Bank SpA *	3,681	37
Eni SpA	26,584	377
Intesa Sanpaolo SpA	346,848	942
Mediobanca Banca di Credito Finanziario SpA	1,104	12
Snam SpA	3,202	16
Tenaris SA	1,459	24
Terna - Rete Elettrica Nazionale	1,119	8
UniCredit SpA	41,241	846
UnipolSai Assicurazioni SpA *	50,900	130
		2,405

Japan — 12.0%
AEON Investment Corp ‡	70	76
Aisin Corp	31,500	863
Allegro MicroSystems Inc *	1,490	65
Alps Alpine Co Ltd	20,400	194
Aoyama Trading Co Ltd	11,100	79
Aozora Bank Ltd	3,700	72
Astellas Pharma Inc	700	10
BayCurrent Consulting Inc	2,136	84
Canon Inc	7,100	153
Capcom Co Ltd	300	9
Citizen Watch Co Ltd	37,100	225
Cosel Co Ltd	7,300	60
Credit Saison Co Ltd	44,600	608
Dai-ichi Life Holdings Inc	6,100	130
Daiichi Sankyo Co Ltd	1,900	60

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DCM Holdings Co Ltd	10,500	$88
Eizo Corp	4,800	134
en Japan Inc	13,900	242
EXEO Group Inc	18,600	326
FANUC Corp	6,300	1,072
Fuji Media Holdings Inc	18,600	156
FUJIFILM Holdings Corp	4,039	188
Fujikura Ltd	4,264	30
H.U. Group Holdings Inc	3,700	73
Hachijuni Bank Ltd/The	85,600	387
Hirogin Holdings Inc	51,900	263
Hokuhoku Financial Group Inc	9,800	76
Honda Motor Co Ltd	49,600	1,290
Internet Initiative Japan Inc	1,768	35
ITOCHU Corp	1,000	30
Itochu Enex Co Ltd	13,300	109
Japan Lifeline Co Ltd	22,700	154
Japan Tobacco Inc	9,666	197
JFE Holdings Inc	32,800	406
JGC Holdings Corp	14,700	189
JTEKT Corp	74,200	554
Kajima Corp	37,200	444
Kao Corp	24,100	901
KDDI Corp	2,400	70
Kirin Holdings Co Ltd	64,700	969
Komeri Co Ltd	12,400	241
K's Holdings Corp	22,400	193
Kuraray Co Ltd	33,500	300
KYORIN Holdings Inc	12,900	160
Lintec Corp	6,900	113
Mabuchi Motor Co Ltd	11,100	307
Macnica Holdings Inc	658	18
Makita Corp	28,800	719
Marubeni Corp	3,800	49
MIRAIT ONE corp	8,300	93
Mitsubishi Corp	400	14
Mitsubishi Estate Co Ltd	68,600	854
Mitsubishi Motors Corp	11,475	45
Mitsubishi UFJ Financial Group Inc	87,000	616
Mitsui & Co Ltd	3,368	95
Mizuho Financial Group Inc	12,300	192
Morinaga Milk Industry Co Ltd	11,400	387
MS&AD Insurance Group Holdings Inc	7,900	258
Murata Manufacturing Co Ltd	9,300	500
NH Foods Ltd	11,100	306
Nidec Corp	4,900	248
Nippon Steel Corp	900	20
Nippon Telegraph & Telephone Corp	4,700	136
Nippon Television Holdings Inc	37,200	306
Nippon Yusen KK	2,178	56
Nishi-Nippon Financial Holdings Inc	35,200	300
North Pacific Bank Ltd	92,700	216

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NSK Ltd	174,600	$966
NTT Data Corp	7,451	103
Obayashi Corp	22,100	163
Oji Holdings Corp	12,300	50
OSG Corp	16,800	239
Otsuka Corp	3,500	118
Pack Corp/The	4,100	90
Panasonic Holdings Corp	1,700	15
Rohto Pharmaceutical Co Ltd	3,478	63
Ryohin Keikaku Co Ltd	14,700	148
Sawai Group Holdings Co Ltd	7,800	216
Seiko Epson Corp	22,300	307
Seino Holdings Co Ltd	33,500	346
Senko Group Holdings Co Ltd	13,100	93
Sohgo Security Services Co Ltd	5,500	144
Stanley Electric Co Ltd	16,600	346
Subaru Corp	6,900	111
Sumitomo Corp	900	15
Sumitomo Electric Industries Ltd	46,300	570
Sumitomo Heavy Industries Ltd	13,000	306
Sumitomo Mitsui Financial Group Inc	26,500	1,162
Sumitomo Mitsui Trust Holdings Inc	24,700	915
Suzuken Co Ltd/Aichi Japan	5,900	149
Taiheiyo Cement Corp	15,600	287
Takeda Pharmaceutical Co Ltd	4,000	124
Teijin Ltd	12,400	129
Toagosei Co Ltd	13,000	120
Toho Holdings Co Ltd	11,100	179
Tokyo Electron Ltd	179	61
Tokyo Gas Co Ltd	47,400	915
Tokyo Ohka Kogyo Co Ltd	149	8
Toray Industries Inc	154,000	881
Toyo Suisan Kaisha Ltd	1,598	65
Toyoda Gosei Co Ltd	6,100	99
Toyota Tsusho Corp	400	16
Trusco Nakayama Corp	12,800	212
United Arrows Ltd	7,000	90
UT Group Co Ltd	4,200	76
Wacoal Holdings Corp	10,200	183
Xebio Holdings Co Ltd	9,100	67
Yakult Honsha Co Ltd	3,226	220
Yamada Holdings Co Ltd	83,700	294
Yamaha Motor Co Ltd	3,906	100
Yamato Holdings Co Ltd	7,400	125
		28,699

Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR	39,070	437
Kaspi.KZ JSC GDR	5,452	406
		843

Luxembourg — 0.3%
APERAM SA	7,824	306

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ArcelorMittal SA *	13,086	$395
Reinet Investments SCA	6,095	121
		822

Malaysia — 0.1%
Carlsberg Brewery Malaysia Bhd	3,000	15
Dayang Enterprise Holdings Bhd	51,300	16
Evergreen Fibreboard Bhd	126,172	9
Gamuda Bhd	44,752	42
Heineken Malaysia Bhd	1,900	12
RHB Bank Bhd	82,700	105
Ta Ann Holdings Bhd	19,588	14
		213

Mexico — 0.3%
Alsea SAB de CV *	53,982	119
Arca Continental SAB de CV	7,008	59
Coca-Cola Femsa SAB de CV	9,277	67
Grupo Aeroportuario del Sureste SAB de CV, Cl B	340	10
Grupo Bimbo SAB de CV, Ser A	35,054	167
Grupo Financiero Banorte SAB de CV, Cl O	40,700	344
		766

Netherlands — 0.9%
ABN AMRO Bank NV	9,411	167
Aegon NV	3,602	19
Heineken NV	239	24
ING Groep NV	55,692	784
Koninklijke Ahold Delhaize NV	9,952	317
NN Group NV	2,300	93
Randstad NV	180	11
Signify NV	17,807	620
Wolters Kluwer NV	218	25
		2,060

New Zealand — 0.0%
Spark New Zealand Ltd	2,641	8

Norway — 0.0%
Austevoll Seafood ASA	6,400	55
Norsk Hydro ASA	1,928	14
		69

Pakistan — 0.0%
Habib Bank Ltd	63,667	17
Meezan Bank Ltd	19,751	7
		24

Philippines — 0.1%
Aboitiz Power Corp	34,400	24
Alliance Global Group Inc	28,400	6
DMCI Holdings Inc	1,021,294	195
LT Group Inc	125,400	24
Manila Electric Co	3,950	23

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nickel Asia Corp	105,200	$13
		285

Poland — 1.4%
Amica SA	5,355	99
Bank Handlowy w Warszawie SA	10,460	197
Bank Polska Kasa Opieki SA	19,267	389
Benefit Systems SA *	547	104
Budimex SA	1,884	120
CAPITEA SA *	158,863	–
ComArch SA	2,742	95
Grupa Azoty SA *	743	7
Grupa Kety SA	3,012	338
LiveChat Software SA	129	4
LPP SA	125	265
Polski Koncern Naftowy ORLEN SA *	22,000	330
Powszechna Kasa Oszczednosci Bank Polski SA	102,764	720
Powszechny Zaklad Ubezpieczen SA	42,522	351
TEN Square Games SA	226	7
Toya SA	73,963	99
VRG SA	95,776	71
Wirtualna Polska Holding SA	3,900	84
		3,280

Portugal — 0.1%
Jeronimo Martins SGPS SA	5,934	122
REN - Redes Energeticas Nacionais SGPS SA	28,700	78
		200

Romania — 0.4%
Banca Transilvania SA	31,992	136
BRD-Groupe Societe Generale SA	77,937	222
Fondul Proprietatea SA *	311,570	141
OMV Petrom SA *	3,657,243	375
Sphera Franchise Group SA	35,121	115
		989

Russia — 0.0%
Detsky Mir PJSC	101,061	–
Evraz PLC	21,791	21
Gazprom Neft PJSC	7,643	–
Gazprom PJSC	125,045	–
Globaltrans Investment PLC GDR (A)	27,819	–
HeadHunter Group PLC ADR *(A)	161	–
Inter RAO UES PJSC	2,649,312	–
Magnit PJSC *	2,567	–
Magnitogorsk Iron & Steel Works PJSC	26,960	–
MD Medical Group Investments PLC GDR	29,105	–
MMC Norilsk Nickel PJSC	354	–
PhosAgro PJSC GDR *	12,000	–
Rosneft Oil Co PJSC	35,283	–
Sberbank of Russia PJSC	105,050	–

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
X5 Retail Group NV GDR *	10,491	$–
		21

Saudi Arabia — 0.2%
Al Rajhi Bank	588	11
Aldrees Petroleum and Transport Services Co *	243	6
Bank AlBilad *	1,268	12
Kingdom Holding Co	6,552	13
Saudi Arabian Oil Co	11,538	98
Saudi Electricity Co	10,558	62
Saudi National Bank/The *	17,429	219
		421

Singapore — 0.2%
Best World International Ltd *(A)	24,994	43
Capitaland Investment Ltd/Singapore	3,000	8
DBS Group Holdings Ltd	7,800	198
Jardine Cycle & Carriage Ltd	5,900	130
Keppel Corp Ltd	1,800	8
SembCorp Marine Ltd *	34,380	3
Sheng Siong Group Ltd	9,641	12
STMicroelectronics NV	474	23
United Overseas Bank Ltd	5,900	131
		556

Slovenia — 0.2%
Nova Ljubljanska Banka dd GDR	23,774	374

South Africa — 0.2%
Barloworld Ltd	1,186	6
DataTec Ltd	1,561	3
KAP Industrial Holdings Ltd	107,850	21
Motus Holdings Ltd	10,302	62
MTN Group Ltd	1,659	13
Old Mutual Ltd	334,749	217
PPC Ltd *	157,631	27
Reunert Ltd	7,534	24
Sappi Ltd	52,567	140
Woolworths Holdings Ltd/South Africa	15,411	65
		578

South Korea — 1.2%
Aekyung Industrial Co Ltd	1,074	15
AMOREPACIFIC Group	5,836	176
Daewon Pharmaceutical Co Ltd	4,751	55
Dentium Co Ltd *	705	65
Dongkuk Steel Mill Co Ltd	6,518	68
Doosan Bobcat Inc	6,265	180
E-MART Inc	263	22
GOLFZON Co Ltd *	986	107
GS Holdings Corp	5,002	154
Hansol Paper Co Ltd	5,358	50
HD Hyundai Co Ltd	1,040	47
Humedix Co Ltd	2,527	52

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hwa Shin Co Ltd	4,599	$32
Hyosung Heavy Industries Corp *	1,318	71
Hyundai Motor Co	898	120
Industrial Bank of Korea	14,800	116
JYP Entertainment Corp *	4,066	242
Korea Gas Corp *	2,227	47
Korea Real Estate Investment & Trust Co Ltd	53,058	52
KT Corp	4,100	94
KT&G Corp	1,700	114
Kyeryong Construction Industrial Co Ltd	581	8
L&F Co Ltd	138	27
LX INTERNATIONAL CORP	2,907	69
Medytox Inc	136	23
Nasmedia Co Ltd	1,722	33
Orion Corp/Republic of Korea	624	59
POSCO Chemical Co Ltd	792	132
Samsung Electronics Co Ltd	6,571	301
SeAH Steel Corp	514	54
Seoyon E-Hwa Co Ltd *	7,213	60
SK Square Co Ltd *	2,356	68
SK Telecom Co Ltd	2,200	75
Value Added Technology Co Ltd *	831	20
		2,808

Spain — 0.7%
AmRest Holdings SE *	20,616	97
Banco Santander SA	286,127	1,130
Bankinter SA	4,156	29
Endesa SA *	3,600	71
Grifols SA *	27,170	332
Viscofan SA	573	37
		1,696

Sweden — 0.4%
Autoliv Inc	7,954	736
Axfood AB	942	23
Boliden AB	398	16
Essity AB, Cl B	872	24
Evolution AB	83	10
Hexatronic Group AB	2,938	34
Munters Group AB	3,397	33
Saab AB, Cl B	1,346	78
		954

Switzerland — 0.6%
Accelleron Industries AG *	1,968	49
Baloise Holding AG	63	10
Cie Financiere Richemont SA, Cl A	5,097	771
Kuehne + Nagel International AG	98	25
Lonza Group AG	42	25
Novartis AG	1,900	161
Partners Group Holding AG	51	49
Roche Holding AG	400	116

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swiss Re AG	237	$25
Wizz Air Holdings PLC *	3,984	124
		1,355

Taiwan — 1.6%
AUO Corp *	80,000	49
Chicony Electronics Co Ltd	55,000	165
Chunghwa Telecom Co Ltd *	26,600	101
Coretronic Corp	25,000	53
Delta Electronics Inc *	31,000	290
E Ink Holdings Inc *	13,364	85
Evergreen Marine Corp Taiwan Ltd	5,800	30
Excelsior Medical Co Ltd	4,200	11
Far EasTone Telecommunications Co Ltd *	26,989	61
Global Unichip Corp *	9,000	339
Hon Hai Precision Industry Co Ltd	51,000	169
Jarllytec Co Ltd	5,000	11
Novatek Microelectronics Corp	21,000	277
Pou Chen Corp	109,000	119
Ruentex Development Co Ltd	10,500	15
Sunonwealth Electric Machine Industry Co Ltd	5,000	7
Taiwan Cooperative Financial Holding Co Ltd	122,542	106
Taiwan Semiconductor Manufacturing Co Ltd	81,849	1,354
Universal Vision Biotechnology Co Ltd	12,300	130
Wistron Corp	26,000	28
Wiwynn Corp *	5,000	157
Wowprime Corp	2,000	18
Yuanta Financial Holding Co Ltd	82,000	61
Zhen Ding Technology Holding Ltd	66,000	242
		3,878

Thailand — 0.4%
After You PCL	128,900	41
AP Thailand PCL	389,600	137
Bangkok Bank PCL	26,500	123
Bangkok Dusit Medical Services PCL	146,922	116
Bumrungrad Hospital PCL	7,169	43
Central Retail Corp PCL	186,500	236
Fabrinet *	960	117
Kiatnakin Phatra Bank PCL	66,500	126
Praram 9 Hospital PCL	21,500	13
S Hotels & Resorts PCL *	52,200	7
Sri Trang Gloves Thailand PCL	87,300	27
Taokaenoi Food & Marketing PCL, Cl F	128,471	38
Thoresen Thai Agencies PCL	122,400	27
		1,051

Turkey — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	32,028	94
Aselsan Elektronik Sanayi Ve Ticaret AS	18,419	54
BIM Birlesik Magazalar AS	7,321	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bizim Toptan Satis Magazalari SA *	3,909	$6
Haci Omer Sabanci Holding AS	26,883	62
KOC Holding AS	11,594	48
Koza Altin Isletmeleri AS	24,528	32
Sok Marketler Ticaret AS	72,676	98
Turk Hava Yollari AO *	11,710	89
Turkcell Iletisim Hizmetleri AS	18,483	31
Turkiye Is Bankasi AS, Cl C	101,413	61
Turkiye Sise ve Cam Fabrikalari AS	24,450	61
		689

United Arab Emirates — 0.1%
Emirates NBD Bank PJSC	37,398	138

United Kingdom — 4.3%
3i Group PLC	1,946	38
Accenture PLC, Cl A	231	61
Admiral Group PLC	476	13
Anglo American PLC	242	8
Aon PLC, Cl A	35	11
Aviva PLC	2,658	14
BAE Systems PLC	8,741	95
Beazley PLC	15,320	127
BP PLC	139,035	927
British American Tobacco PLC	2,200	84
CNH Industrial NV	36,500	601
Croda International PLC	123	10
Drax Group PLC	6,014	46
GSK PLC	62,253	1,074
Haleon PLC	18,100	70
Imperial Brands PLC	5,687	138
Indivior PLC *	2,003	37
Informa PLC	89,698	726
InterContinental Hotels Group PLC	189	13
Intermediate Capital Group PLC	3,165	54
Legal & General Group PLC	5,596	17
Linde PLC	6,288	2,191
Lloyds Banking Group PLC	1,309,342	834
M&G PLC	4,020	10
NatWest Group PLC	2,652	9
Pearson PLC	77,685	864
Pepco Group NV *	20,895	207
Sage Group PLC/The	3,393	31
Serco Group PLC	21,515	41
Shell PLC	4,700	144
Smiths Group PLC	449	10
SSE PLC	852	18
Telecom Plus PLC	1,013	22
Tesco PLC	7,538	23
Travis Perkins PLC	26,562	323
Unilever PLC	2,700	135
Whitbread PLC	16,891	632

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WPP PLC	55,688	$690
		10,348

United States — 51.0%
AbbVie Inc	530	82
Adient PLC *	380	16
Adobe Inc *	3,184	1,031
Advance Auto Parts Inc	6,950	1,008
Affiliated Managers Group Inc	999	159
Aflac Inc	5,399	368
Agilent Technologies Inc	2,471	351
Air Products and Chemicals Inc	62	18
Alaska Air Group Inc *	10,770	515
Alkermes PLC *	672	18
Alliant Energy Corp	173	9
Allison Transmission Holdings Inc, Cl A	3,700	176
Allstate Corp/The	10,100	1,301
Ally Financial Inc	47,640	1,432
Alphabet Inc, Cl A *	31,162	2,806
Altria Group Inc	1,500	70
Amdocs Ltd	3,200	293
Ameren Corp	136	11
American Financial Group Inc/OH	500	67
American International Group Inc	14,411	881
Ameriprise Financial Inc	26	9
AmerisourceBergen Corp, Cl A	7,414	1,153
Amgen Inc	800	185
Amkor Technology Inc	2,427	63
Amphenol Corp, Cl A	4,930	382
Analog Devices Inc	9,605	1,762
Apple Inc	11,063	1,631
Applied Materials Inc	154	18
Arch Capital Group Ltd *	561	39
Archer-Daniels-Midland Co	3,246	258
Arista Networks Inc *	2,070	287
Arrow Electronics Inc *	4,200	496
Arthur J Gallagher & Co	258	48
AT&T Inc	87,700	1,658
Atkore Inc *	1,098	160
Atmos Energy Corp	243	27
Automatic Data Processing Inc	728	160
AutoZone Inc *	1,512	3,760
Avery Dennison Corp	80	15
Avnet Inc	12,180	545
Axcelis Technologies Inc *	660	85
Baker Hughes Co, Cl A	1,846	57
Bath & Body Works Inc	1,206	49
Becton Dickinson and Co	5,898	1,383
Belden Inc	1,179	100
Berkshire Hathaway Inc, Cl B *	505	154
Berry Global Group Inc	1,400	87
Best Buy Co Inc	514	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BILL Holdings Inc *	143	$12
Biogen Inc *	94	26
BJ's Wholesale Club Holdings Inc *	2,224	160
Bristol-Myers Squibb Co	5,900	407
Broadcom Inc	375	223
Broadridge Financial Solutions Inc	208	29
Cadence Design Systems Inc *	2,334	450
Campbell Soup Co	218	12
Cardinal Health Inc	502	38
Carrier Global Corp	29,717	1,338
Catalyst Pharmaceuticals Inc *	3,062	47
Caterpillar Inc	53	13
Cboe Global Markets Inc	111	14
CDW Corp/DE	293	59
Celanese Corp, Cl A	152	18
CenterPoint Energy Inc	911	25
Chevron Corp	8,200	1,318
Chord Energy	188	25
Chubb Ltd	81	17
Cigna Corp/The	180	52
Cincinnati Financial Corp	386	47
Cintas Corp	507	222
Cisco Systems Inc	6,241	302
Citigroup Inc	18,200	923
Cleveland-Cliffs Inc *	33,540	715
Clorox Co/The	295	46
CME Group Inc, Cl A	8,796	1,630
CMS Energy Corp	403	24
Cognizant Technology Solutions Corp, Cl A	1,200	75
Colgate-Palmolive Co	10,248	751
Comcast Corp, Cl A	4,400	164
Conagra Brands Inc	4,300	157
Consolidated Edison Inc	169	15
Constellation Energy Corp	328	25
Crocs Inc *	669	81
CSG Systems International Inc	2,600	146
Cummins Inc	699	170
CVS Health Corp	15,600	1,303
Dana Inc	29,530	468
Danaher Corp	238	59
Deere & Co	67	28
Delek US Holdings Inc	17,490	440
Dell Technologies Inc, Cl C	2,600	106
Designer Brands Inc, Cl A	40,080	392
Dillard's Inc, Cl A	158	56
Dollar Tree Inc *	8,000	1,162
Dow Inc	24,300	1,390
DR Horton Inc	800	74
DTE Energy Co	158	17
DXC Technology Co *	46,090	1,279
eBay Inc	1,400	64
Edison International	1,329	88

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elevance Health Inc	161	$76
elf Beauty Inc *	781	58
Eli Lilly & Co	73	23
EnLink Midstream LLC	7,549	85
Enova International Inc *	599	29
Enphase Energy Inc *	406	86
Entergy Corp	1,070	110
Equitable Holdings Inc	40,700	1,279
Everest Re Group Ltd	387	149
Evergy Inc	1,737	102
Exelon Corp	598	24
ExlService Holdings Inc *	887	146
Expeditors International of Washington Inc	646	68
Extreme Networks Inc *	3,164	59
Exxon Mobil Corp	2,400	264
FactSet Research Systems Inc	2,753	1,141
FedEx Corp	3,250	661
Fidelity National Information Services Inc	14,400	913
Flex Ltd *	10,254	233
FMC Corp	116	15
Foot Locker Inc	10,550	461
Ford Motor Co	5,900	71
Fortinet Inc *	1,170	70
Fortive Corp	166	11
Fox Corp	4,500	158
Gap Inc/The	48,590	632
Gartner Inc *	410	134
General Mills Inc	1,612	128
Genuine Parts Co	2,297	406
Gilead Sciences Inc	12,943	1,042
Goldman Sachs Group Inc/The	92	32
Goodyear Tire & Rubber Co/The *	39,580	450
Graco Inc	19,512	1,357
Grocery Outlet Holding Corp *	1,792	48
H&R Block Inc	2,757	101
Halliburton Co	1,401	51
Halozyme Therapeutics Inc *	1,516	73
Hartford Financial Services Group Inc/The	2,900	227
Hawaiian Holdings Inc *	43,700	489
Helmerich & Payne Inc	2,871	121
Hershey Co/The	2,432	580
Hewlett Packard Enterprise Co	2,406	37
HF Sinclair Corp	11,680	581
Hologic Inc *	234	19
Houlihan Lokey Inc, Cl A	379	36
HP Inc	1,599	47
Hubbell Inc, Cl B	1,366	344
Humana Inc	274	136
Impinj Inc *	267	35
Intel Corp	54,400	1,356
International Business Machines Corp	10,600	1,371
Interpublic Group of Cos Inc/The	7,461	265

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intuit Inc	78	$32
Invesco Ltd	981	17
IQVIA Holdings Inc *	1,598	333
Iron Mountain Inc ‡	1,515	80
J M Smucker Co/The	1,361	201
Jabil Inc	3,161	262
JBS SA	32,900	120
JELD-WEN Holding Inc *	44,040	579
Johnson & Johnson	16,255	2,491
Juniper Networks Inc	335	10
Kearny Financial Corp/MD	10,700	107
Kellogg Co	2,967	196
Kinsale Capital Group Inc	244	78
KLA Corp	94	36
Kraft Heinz Co/The	4,100	160
Kroger Co/The	13,474	581
Lamb Weston Holdings Inc	2,258	227
Lantheus Holdings Inc *	1,286	95
Las Vegas Sands Corp *	16,000	920
Leidos Holdings Inc	135	13
Liberty Energy Inc, Cl A	33,900	517
Livent Corp *	3,204	75
Lockheed Martin Corp	400	190
Loews Corp	177	11
Lowe's Cos Inc	10,768	2,216
M/I Homes Inc *	10,020	580
Macy's Inc	21,060	431
Manhattan Associates Inc *	1,001	144
Marathon Oil Corp	501	12
Marathon Petroleum Corp	2,746	339
MarketAxess Holdings Inc	70	24
Marsh & McLennan Cos Inc	487	79
Mastercard Inc, Cl A	7,465	2,652
McKesson Corp	2,265	792
Medpace Holdings Inc *	639	124
Merck & Co Inc	15,200	1,615
Mettler-Toledo International Inc *	995	1,426
Microsoft Corp	18,979	4,734
Middleby Corp/The *	9,043	1,406
MillerKnoll Inc	18,800	449
Molina Healthcare Inc *	29	8
Monolithic Power Systems Inc	624	302
Moody's Corp	10,031	2,910
Morgan Stanley	859	83
MSC Industrial Direct Co Inc, Cl A	700	59
MSCI Inc, Cl A	3,579	1,869
Murphy Oil Corp	14,500	566
Murphy USA Inc	593	151
National Fuel Gas Co	18,600	1,065
NIKE Inc, Cl B	11,678	1,387
NiSource Inc	1,736	48
Nucor Corp	430	72

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
nVent Electric PLC	2,189	$100
Oaktree Specialty Lending Corp	6,000	122
ON Semiconductor Corp *	770	60
ONEOK Inc	165	11
Oracle Corp	22,067	1,929
O'Reilly Automotive Inc *	1,050	872
Organon & Co	690	17
OSI Systems Inc *	1,900	176
Otis Worldwide Corp	16,887	1,429
Otter Tail Corp	2,100	149
Packaging Corp of America	700	96
Parker-Hannifin Corp	1,291	454
Paychex Inc	4,789	529
Paylocity Holding Corp *	1,021	197
PBF Energy Inc, Cl A	16,590	725
PepsiCo Inc	11,789	2,046
Performance Food Group Co *	4,000	226
Perrigo Co PLC	23,400	882
Pfizer Inc	4,900	199
Philip Morris International Inc	13,200	1,284
Phreesia Inc *	1,262	46
Prestige Consumer Healthcare Inc *	790	48
ProPetro Holding Corp *	52,590	463
Provident Financial Services Inc	1,418	33
Public Service Enterprise Group Inc	375	23
Pure Storage Inc, Cl A *	4,149	118
PVH Corp	7,290	585
Qualys Inc *	486	57
Quest Diagnostics Inc	1,344	186
Rambus Inc *	2,846	126
Regency Centers Corp ‡	236	15
Regeneron Pharmaceuticals Inc *	26	20
Regions Financial Corp	1,166	27
Reliance Steel & Aluminum Co	1,642	407
ResMed Inc	45	9
Rollins Inc	375	13
Sanmina Corp *	1,641	99
Schlumberger NV	6,722	358
Seagate Technology Holdings PLC	1,100	71
Sealed Air Corp	1,500	73
Sherwin-Williams Co/The	6,663	1,475
Silgan Holdings Inc	2,200	117
Silicon Laboratories Inc *	780	139
Snap-on Inc	181	45
SolarEdge Technologies Inc *	40	13
Sonoco Products Co	1,600	94
Sportsman's Warehouse Holdings Inc *	36,950	332
State Street Corp	220	20
Stellantis NV	31,336	549
Synchrony Financial	295	11
Synopsys Inc *	42	15
Tapestry Inc	14,500	631

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Targa Resources Corp	205	$15
Taylor Morrison Home Corp, Cl A *	10,640	381
Thermo Fisher Scientific Inc	1,110	601
TJX Cos Inc/The	24,063	1,843
T-Mobile US Inc *	72	10
Towne Bank/Portsmouth VA	2,150	65
TransMedics Group Inc *	602	48
Transocean Ltd *	13,312	93
Trinseo PLC	21,560	500
Tyson Foods Inc, Cl A	7,700	456
UGI Corp	3,700	138
Ulta Beauty Inc *	346	180
United Natural Foods Inc *	14,110	575
United Rentals Inc	250	117
United States Steel Corp	16,660	510
United Therapeutics Corp *	5,500	1,353
UnitedHealth Group Inc	6,309	3,003
Universal Health Services Inc, Cl B	130	17
Unum Group	3,312	148
Valero Energy Corp	524	69
Verizon Communications Inc	6,300	245
Victoria's Secret & Co *	11,550	458
W R Berkley Corp	1,170	77
Walmart Inc	370	53
Warner Bros Discovery Inc *	41,400	647
Waters Corp *	109	34
Wells Fargo & Co	26,300	1,230
Western Union Co/The	11,300	146
Whirlpool Corp	800	110
WillScot Mobile Mini Holdings Corp, Cl A *	3,653	188
Wintrust Financial Corp	844	78
WW Grainger Inc	46	31
Zscaler Inc *	342	45
		122,377

Total Common Stock
(Cost $195,888) ($ Thousands)		224,295

PREFERRED STOCK — 0.3%
Brazil — 0.1%
Banco ABC Brasil SA (B)	1,800	6
Metalurgica Gerdau SA (B)	111,700	269
Petroleo Brasileiro SA (B)	3,900	19
		294

Germany — 0.2%
Bayerische Motoren Werke AG	224	22
Henkel AG & Co KGaA (B)	125	9
Volkswagen AG *(B)	2,104	288
		319

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Russia — 0.0%
Sberbank of Russia PJSC (B)	147,000	$–

South Korea — 0.0%
Samsung Electronics Co Ltd (B)	263	10

Total Preferred Stock
(Cost $1,215) ($ Thousands)		623

	Number of Rights
RIGHTS — 0.0%
Thailand — 0.0%
Thai Union Group PCL *‡‡	6,162	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	2,030,775	$2,031

Total Cash Equivalent
(Cost $2,031) ($ Thousands)		2,031

Total Investments in Securities — 94.5%
(Cost $199,134) ($ Thousands)		$226,949

A list of open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	67	Mar-2023	$3,063	$3,018	$(1)
FTSE 100 Index	11	Mar-2023	1,051	1,047	–
Hang Seng Index	11	Mar-2023	1,413	1,383	(29)
MSCI Singapore Index	31	Mar-2023	682	676	(7)
OMX Stockholm 30	28	Mar-2023	606	598	(8)
S&P 500 Index E-MINI	81	Mar-2023	16,145	16,101	(44)
S&P TSX 60 Index	31	Mar-2023	5,490	5,547	51
SPI 200 Index	31	Mar-2023	3,812	3,762	15
			32,262	32,132	(23)
Short Contracts
MSCI Emerging Markets	(133)	Mar-2023	$(6,570)	$(6,403)	$167
TOPIX Index	(105)	Mar-2023	(15,003)	(15,378)	(466)
			(21,573)	(21,781)	(299)
			$10,689	$10,351	$(322)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/03/23 - 04/03/23	USD	3,559	DKK	24,461	$(69)
Barclays PLC	04/03/23	HKD	803	USD	102	—
Barclays PLC	04/03/23	CHF	1,146	USD	1,225	(2)
Barclays PLC	04/03/23	USD	1,769	HKD	13,862	—
Barclays PLC	04/03/23	CAD	3,382	USD	2,493	9
Barclays PLC	04/03/23	DKK	3,622	USD	518	1
Barclays PLC	04/03/23	USD	7,266	CAD	9,854	(25)
BNP Paribas	03/03/23	HKD	820	USD	105	—
BNP Paribas	03/03/23	SGD	570	USD	436	13
BNP Paribas	04/03/23	SGD	573	USD	425	(1)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/03/23	USD	884	SGD	1,192	$2
BNP Paribas	03/03/23	USD	920	SGD	1,201	(27)
BNP Paribas	03/03/23	CAD	3,380	USD	2,543	60
BNP Paribas	04/03/23	USD	2,079	SEK	21,653	1
BNP Paribas	03/03/23	USD	2,162	SEK	22,293	(25)
BNP Paribas	03/03/23	USD	7,556	CAD	10,044	(179)
BNP Paribas	03/03/23 - 04/03/23	USD	41,736	EUR	38,580	(781)
BNP Paribas	03/03/23 - 04/03/23	EUR	48,149	USD	52,111	999
BNP Paribas	04/03/23	NOK	426	USD	41	—
BNP Paribas	04/03/23	SEK	1,105	USD	106	—
BNP Paribas	04/03/23	JPY	3,900,616	USD	28,661	(115)
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	5	NZD	8	—
Brown Brothers Harriman	03/03/23	NZD	11	USD	7	—
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	3	NOK	26	—
Brown Brothers Harriman	03/03/23	USD	18	NOK	182	(1)
Brown Brothers Harriman	04/03/23	USD	5	SGD	7	—
Brown Brothers Harriman	03/03/23	USD	42	SGD	55	(1)
Brown Brothers Harriman	04/03/23	USD	10	HKD	79	—
Brown Brothers Harriman	03/03/23	USD	66	HKD	521	—
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	10	DKK	72	—
Brown Brothers Harriman	03/03/23	USD	78	DKK	537	(2)
Brown Brothers Harriman	03/03/23	SGD	91	USD	68	1
Brown Brothers Harriman	04/03/23	SGD	0	USD	0	—
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	47	SEK	497	1
Brown Brothers Harriman	03/03/23	USD	46	SEK	474	—
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	218	AUD	313	(6)
Brown Brothers Harriman	04/03/23	USD	36	CHF	33	—
Brown Brothers Harriman	03/03/23	USD	265	CHF	243	(5)
Brown Brothers Harriman	03/03/23 - 04/03/23	NOK	233	USD	23	3
Brown Brothers Harriman	03/03/23	NOK	75	USD	7	—
Brown Brothers Harriman	04/03/23	USD	41	CAD	56	—
Brown Brothers Harriman	03/03/23	USD	356	CAD	477	(6)
Brown Brothers Harriman	03/03/23	CHF	397	USD	429	6
Brown Brothers Harriman	04/03/23	CHF	2	USD	3	—
Brown Brothers Harriman	03/03/23 - 04/03/23	AUD	470	USD	324	7
Brown Brothers Harriman	03/03/23	CAD	748	USD	556	6
Brown Brothers Harriman	04/03/23	CAD	31	USD	23	—
Brown Brothers Harriman	03/03/23	HKD	853	USD	109	—
Brown Brothers Harriman	03/03/23	DKK	859	USD	124	1
Brown Brothers Harriman	03/03/23 - 04/03/23	DKK	64	USD	9	—
Brown Brothers Harriman	03/03/23	GBP	397	USD	483	2
Brown Brothers Harriman	03/03/23 - 04/03/23	GBP	775	USD	933	(6)
Brown Brothers Harriman	03/03/23	SEK	601	USD	58	1
Brown Brothers Harriman	03/03/23 - 04/03/23	SEK	790	USD	75	(1)
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	403	GBP	334	2
Brown Brothers Harriman	03/03/23	USD	1,192	GBP	979	(6)
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	2,198	JPY	289,450	(72)
Brown Brothers Harriman	03/03/23	EUR	2,906	USD	3,121	39
Brown Brothers Harriman	03/03/23 - 04/03/23	EUR	395	USD	419	—
Brown Brothers Harriman	03/03/23 - 04/03/23	USD	270	EUR	255	—

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

World Select Equity Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	03/03/23	USD	3,725	EUR	3,461	$(55)
Brown Brothers Harriman	03/03/23 - 04/03/23	JPY	441,535	USD	3,326	84
Standard Chartered	03/03/23	NOK	422	USD	42	2
Standard Chartered	03/03/23	SEK	1,125	USD	109	1
Standard Chartered	03/03/23	DKK	3,583	USD	531	20
Standard Chartered	03/03/23	GBP	7,518	USD	9,241	139
Standard Chartered	03/03/23	USD	9,644	GBP	7,846	(145)
Standard Chartered	04/03/23	USD	120	NZD	194	—
Standard Chartered	04/03/23	AUD	570	USD	384	—
Standard Chartered	04/03/23	USD	4,852	AUD	7,198	7
Westpac Banking	03/03/23	USD	124	NZD	191	(6)
Westpac Banking	03/03/23	AUD	551	USD	393	21
Westpac Banking	03/03/23 - 04/03/23	USD	926	NOK	9,386	(18)
Westpac Banking	03/03/23	CHF	1,141	USD	1,259	41
Westpac Banking	03/03/23	USD	1,839	HKD	14,402	(4)
Westpac Banking	03/03/23	USD	5,046	AUD	7,073	(276)
Westpac Banking	04/03/23	USD	6,166	CHF	5,766	10
Westpac Banking	03/03/23	USD	6,413	CHF	5,813	(210)
Westpac Banking	04/03/23	USD	13,146	JPY	1,789,354	55
Westpac Banking	03/03/23	USD	13,671	JPY	1,755,018	(785)
Westpac Banking	03/03/23	JPY	3,812,756	USD	29,703	1,708
Westpac Banking	04/03/23	GBP	7,095	USD	8,584	(8)
Westpac Banking	04/03/23	USD	9,274	GBP	7,664	9
						$414

Percentages are based on Net Assets of $240,131 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
‡	Real Estate Investment Trust.

†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,628	$38,492	$(39,089)	$—	$—	$2,031	$72	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.4%
Argentina — 0.3%
Corp America Airports SA *	266,076	$2,552
YPF SA ADR *	10,200	120
		2,672

Australia — 0.3%
AngloGold Ashanti Ltd ADR	86,014	1,433
SolGold PLC *	6,774,749	1,357
		2,790

Austria — 0.1%
AT&S Austria Technologie & Systemtechnik AG	21,561	714
		714

Bangladesh — 0.2%
BRAC Bank Ltd	4,711,262	1,696

Brazil — 4.1%
Ambev SA	442,200	1,137
Arcos Dorados Holdings, Cl A	267,158	2,207
Banco do Brasil SA	643,254	4,974
Banco Santander Brasil SA	567,200	3,076
BrasilAgro - Brasileira de Propriedades Agricolas	26,300	131
Cia Brasileira de Aluminio	594,800	1,185
CPFL Energia SA	389,500	2,247
Cyrela Brazil Realty SA Empreendimentos e Participacoes	221,400	640
Gerdau SA ADR	353,373	1,933
Hapvida Participacoes e Investimentos SA *	1,032,436	886
Locaweb Servicos de Internet SA *	1,013,600	955
Lojas Renner SA	453,000	1,624
Marfrig Global Foods SA	243,800	299
Minerva SA/Brazil	186,600	406
Movida Participacoes SA	115,800	146
NU Holdings Ltd/Cayman Islands, Cl A *	193,242	974
Oncoclinicas do Brasil Servicos Medicos SA *	698,200	996
Pet Center Comercio e Participacoes SA	735,500	914
Petro Rio SA *	84,100	551
Petroleo Brasileiro SA ADR, Cl A	412,899	4,030
Santos Brasil Participacoes SA	938,000	1,439
Sendas Distribuidora SA	985,100	3,423
Sigma Lithium Corp *	19,725	709
SLC Agricola SA	28,080	266
StoneCo Ltd, Cl A *	113,664	967
Suzano SA	58,400	532
TIM SA/Brazil	697,200	1,643
TOTVS SA	131,200	689
Vale SA	120,100	1,967
		40,946

Burkina Faso — 0.2%
Endeavour Mining PLC	89,519	1,867

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Canada — 1.0%
Capstone Mining Corp *	301,523	$1,344
Dundee Precious Metals Inc	37,932	244
Ivanhoe Mines Ltd, Cl A *	806,647	6,754
Parex Resources Inc	82,057	1,341
		9,683

Chile — 1.3%
Banco Santander Chile ADR	144,151	2,419
Cia Cervecerias Unidas SA ADR	89,332	1,356
Enel Chile SA	38,692,461	1,733
Parque Arauco SA	3,701,376	4,514
Sociedad Quimica y Minera de Chile SA ADR	30,362	2,695
		12,717

China — 21.0%
360 DigiTech Inc ADR	43,072	877
Agricultural Bank of China Ltd, Cl H	8,550,000	2,963
Airtac International Group	103,019	3,596
Alibaba Group Holding Ltd *	935,900	10,313
Alibaba Group Holding Ltd ADR *	41,662	3,658
Angel Yeast Co Ltd, Cl A	169,600	988
Autohome Inc ADR	86,965	2,652
Baidu Inc ADR *	2,774	382
Bank of China Ltd, Cl H	8,199,500	3,008
Bank of Communications Co Ltd, Cl H	2,541,100	1,502
Beijing Enterprises Holdings Ltd	361,500	1,184
BOE Varitronix Ltd	887,000	1,962
Bosideng International Holdings Ltd	3,618,000	2,005
BYD Co Ltd, Cl H	17,500	471
Chengxin Lithium Group Co Ltd, Cl A	34,900	191
China Coal Energy Co Ltd, Cl H	844,000	653
China Construction Bank Corp, Cl H	11,204,000	6,851
China Everbright Bank Co Ltd, Cl H	3,237,500	932
China Everbright Environment Group Ltd	363,000	147
China Feihe Ltd	1,480,000	1,184
China Galaxy Securities Co Ltd, Cl H	1,027,000	512
China International Capital Corp Ltd, Cl H	1,166,800	2,509
China Lesso Group Holdings Ltd	2,050,000	2,160
China Medical System Holdings Ltd	1,641,000	2,467
China Meidong Auto Holdings Ltd	758,000	1,630
China Mengniu Dairy Co Ltd	756,000	3,323
China Merchants Port Holdings Co Ltd	998,000	1,399
China National Building Material Co Ltd, Cl H	516,000	457
China Overseas Grand Oceans Group Ltd	3,054,000	1,187
China Overseas Property Holdings Ltd	1,565,000	1,824
China Petroleum & Chemical Corp, Cl H	5,658,000	2,890
China Railway Group Ltd, Cl H	2,086,000	1,087
China Resources Land Ltd	2,016,000	8,938
China Resources Pharmaceutical Group Ltd	415,000	341
China Shenhua Energy Co Ltd, Cl H	114,000	343

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China State Construction Engineering Corp Ltd, Cl A	915,100	$741
China Tourism Group Duty Free Corp Ltd, Cl A	40,400	1,150
Chongqing Brewery Co Ltd, Cl A	77,300	1,531
CITIC Ltd	1,109,000	1,224
CMOC Group Ltd, Cl A	1,818,000	1,546
Contemporary Amperex Technology Co Ltd, Cl A	4,420	257
COSCO SHIPPING Holdings Co Ltd, Cl H	807,050	837
Daqin Railway Co Ltd, Cl A	288,645	282
Daqo New Energy Corp ADR *	20,341	899
Dongfeng Motor Group Co Ltd, Cl H	2,976,000	1,520
Eastroc Beverage Group Co Ltd, Cl A	56,500	1,669
FinVolution Group ADR	59,024	299
Focus Media Information Technology Co Ltd, Cl A	1,543,200	1,454
Ganfeng Lithium Group Co Ltd, Cl H	62,080	433
Geely Automobile Holdings Ltd	802,000	1,040
Gree Electric Appliances of Zhuhai, Cl A	47,800	245
Greentown China Holdings Ltd	95,500	130
Greentown Service Group Co Ltd	1,639,249	1,092
Guanghui Energy Co Ltd, Cl A	418,195	650
Guangzhou Automobile Group Co Ltd, Cl H	3,148,000	2,005
Haier Smart Home Co Ltd, Cl H	1,568,800	5,546
Hangzhou Binjiang Real Estate Group Co Ltd, Cl A	378,600	561
Health & Happiness H&H International Holdings Ltd	448,500	755
Hello Group Inc ADR	32,700	288
Industrial & Commercial Bank of China Ltd, Cl H	8,530,000	4,260
JD.com Inc ADR	27,568	1,225
JD.com Inc, Cl A	5,821	129
Jiangxi Copper Co Ltd, Cl A	607,200	1,717
Jiumaojiu International Holdings Ltd	916,000	2,208
Kanzhun Ltd ADR *	54,410	1,096
Kingsoft Corp Ltd	239,800	790
Kunlun Energy Co Ltd	4,492,000	3,594
Kweichow Moutai Co Ltd, Cl A	7,275	1,901
Lenovo Group Ltd	3,352,000	3,006
Li Ning Co Ltd	456,500	3,882
Lufax Holding Ltd ADR	494,481	1,068
Meituan, Cl B *	59,675	1,035
Microport Scientific Corp	344,300	974
NetEase Inc	374,670	5,780
New Horizon Health Ltd *	353,000	1,475
PDD Holdings Inc ADR *	26,034	2,284
PetroChina Co Ltd, Cl H	3,240,000	1,659
PICC Property & Casualty Co Ltd	5,618,000	4,931
Ping An Insurance Group Co of China Ltd, Cl A	369,400	2,566

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ping An Insurance Group Co of China Ltd, Cl H	827,900	$5,622
Pop Mart International Group Ltd	436,800	1,213
Power Construction Corp of China Ltd, Cl A	499,726	517
Proya Cosmetics Co Ltd, Cl A	51,120	1,344
Qingdao Haier Biomedical Co Ltd, Cl A	97,125	1,009
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	975,200	1,573
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	198,900	351
Shangri-La Asia Ltd *	2,374,000	2,268
Shanxi Xinghuacun Fen Wine Factory Co Ltd, Cl A	30,200	1,230
Shenzhen H&T Intelligent Control Co Ltd, Cl A	552,700	1,309
Shenzhou International Group Holdings Ltd	229,000	2,500
Silergy Corp	82,000	1,543
Sinopharm Group Co Ltd, Cl H	159,200	426
Sinotruk Hong Kong Ltd	897,500	1,413
Tencent Holdings Ltd	78,353	3,430
Tencent Music Entertainment Group ADR *	172,491	1,301
Tongcheng Travel Holdings Ltd *	658,800	1,306
Tongwei Co Ltd, Cl A	86,195	520
Topsports International Holdings Ltd	1,351,000	1,179
Uni-President China Holdings Ltd	1,839,000	1,612
Vipshop Holdings Ltd ADR *	419,055	6,240
Weichai Power Co Ltd, Cl H	730,000	1,083
Wuliangye Yibin Co Ltd, Cl A	16,579	488
WuXi AppTec Co Ltd, Cl H	234,144	2,492
Wuxi Biologics Cayman Inc *	101,000	704
Xiamen Faratronic Co Ltd, Cl A	87,300	1,917
Xinyi Glass Holdings Ltd	555,000	1,037
Xinyi Solar Holdings Ltd	2,507,000	2,676
Xtep International Holdings Ltd	1,000,000	1,129
Yadea Group Holdings Ltd	2,034,000	4,359
Zhejiang Expressway Co Ltd, Cl H	1,672,000	1,348
Zhongsheng Group Holdings Ltd	390,000	1,945
ZTO Express Cayman Inc ADR	89,322	2,149
		207,553

Colombia — 0.1%
Gran Tierra Energy Inc *	1,543,282	1,315

Czechia — 0.1%
WAG Payment Solutions PLC *	1,509,678	1,462

Egypt — 1.0%
Commercial International Bank Egypt SAE GDR	2,175,279	3,198
Energean PLC	458,274	6,691
		9,889

Georgia — 0.5%
TBC Bank Group PLC	150,940	4,532

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Germany — 0.1%
Krones AG	9,339	$1,141

Ghana — 0.1%
Tullow Oil PLC *	2,661,939	1,127

Greece — 1.6%
Alpha Services and Holdings SA *	931,238	1,462
Eurobank Ergasias Services and Holdings SA *	1,994,634	3,071
JUMBO SA	69,177	1,384
Mytilineos SA	52,879	1,431
National Bank of Greece SA *	487,659	2,741
OPAP SA	87,403	1,361
Piraeus Financial Holdings SA *	1,308,487	3,332
Public Power Corp SA *	131,035	1,153
		15,935

Hong Kong — 1.8%
AIA Group Ltd	428,440	4,544
Chow Sang Sang Holdings International Ltd	953,000	1,226
Hong Kong Exchanges & Clearing Ltd	41,242	1,653
Luk Fook Holdings International Ltd	429,000	1,369
Man Wah Holdings Ltd	1,788,000	1,827
Melco International Development Ltd *	1,782,000	2,198
Orient Overseas International Ltd	19,500	313
Sa Sa International Holdings Ltd *	4,868,000	1,135
Skyworth Group Ltd	534,000	292
Techtronic Industries Co Ltd	258,500	2,571
Vinda International Holdings Ltd	386,000	1,062
		18,190

Hungary — 1.0%
MOL Hungarian Oil & Gas PLC	329,729	2,512
OTP Bank Nyrt	114,017	3,468
Richter Gedeon Nyrt	164,802	3,462
		9,442

Iceland — 0.4%
Islandsbanki HF	4,320,225	3,730

India — 9.3%
Aster DM Healthcare *	346,380	934
Axis Bank Ltd	64,334	657
Bank of Baroda	393,925	758
Bharat Electronics Ltd	1,396,333	1,598
Britannia Industries Ltd	6,946	375
Cipla Ltd/India	16,204	178
Coal India Ltd	256,280	668
CreditAccess Grameen Ltd *	102,969	1,202
Divi's Laboratories Ltd	64,891	2,218
Federal Bank Ltd	999,284	1,561
GAIL India Ltd	419,507	521
Genus Power Infrastructures Ltd	1,240,048	1,335
HCL Technologies Ltd	386,607	5,039

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HDFC Bank Ltd	140,044	$2,710
Hero MotoCorp Ltd	67,216	1,967
Hindalco Industries Ltd	145,748	704
Hindustan Unilever Ltd	8,183	243
Housing Development Finance Corp Ltd	156,751	4,948
ICICI Bank Ltd ADR	322,371	6,667
Info Edge India Ltd	10,458	442
Infosys Ltd	142,405	2,562
Infosys Ltd ADR	6,314	113
ITC Ltd	266,240	1,213
Kotak Mahindra Bank Ltd	165,397	3,460
KPIT Technologies Ltd	364,554	3,659
Lemon Tree Hotels Ltd *	970,026	914
Mahindra & Mahindra Ltd	43,060	661
Mrs Bectors Food Specialities Ltd	117,224	710
Narayana Hrudayalaya Ltd	277,968	2,519
NTPC Ltd	263,924	544
Oil & Natural Gas Corp Ltd	3,022,664	5,560
Petronet LNG Ltd	718,782	1,935
Phoenix Mills Ltd/The	170,017	2,844
PNC Infratech Ltd	346,152	1,146
Power Grid Corp of India Ltd	1,000,719	2,690
PVR Ltd *	78,124	1,435
REC Ltd	394,420	545
Shriram Finance Ltd	147,687	2,150
State Bank of India	87,968	556
Sun Pharmaceutical Industries Ltd	96,525	1,117
Tata Consultancy Services Ltd	114,681	4,596
Torrent Pharmaceuticals Ltd	87,596	1,547
UPL Ltd	408,083	3,427
VA Tech Wabag Ltd *	225,220	840
Varun Beverages Ltd *	212,624	3,346
Vedanta Ltd	156,134	507
WNS Holdings Ltd ADR *	66,653	5,793
Yes Bank Ltd *	4,650,622	982
		92,096

Indonesia — 4.1%
Adaro Energy Indonesia Tbk PT	2,591,100	508
Aneka Tambang Tbk	13,465,600	1,757
Astra International Tbk PT	819,100	328
Bank Central Asia Tbk PT	4,282,900	2,457
Bank Mandiri Persero Tbk PT	806,700	529
Bank Rakyat Indonesia Persero Tbk PT	25,818,676	7,907
Bukit Asam Tbk PT	1,058,700	268
Cisarua Mountain Dairy PT TBK	10,816,900	3,156
First Pacific Co Ltd	7,750,000	2,597
Indo Tambangraya Megah Tbk PT	127,000	310
Indofood Sukses Makmur Tbk PT	495,700	211
Indosat Tbk PT	1,495,500	669
Kalbe Farma Tbk PT	10,496,800	1,452
Medikaloka Hermina Tbk PT	73,769,000	7,208

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Merdeka Copper Gold Tbk PT *	6,494,210	$1,933
Pakuwon Jati Tbk PT	120,515,984	3,651
Perusahaan Gas Negara Tbk PT	2,943,200	302
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,140
United Tractors Tbk PT	167,300	306
Vale Indonesia Tbk PT *	3,206,200	1,435
		40,124

Jordan — 0.1%
Hikma Pharmaceuticals PLC	61,519	1,290

Kazakhstan — 1.5%
Halyk Savings Bank of Kazakhstan JSC GDR	663,101	7,427
Kaspi.KZ JSC GDR	25,243	1,878
NAC Kazatomprom JSC GDR *	189,669	5,595
		14,900

Kenya — 0.5%
ARM Cement Ltd *	10	–
East African Breweries PLC	1,609,700	2,216
Equity Group Holdings PLC/Kenya	6,830,963	2,448
		4,664

Kuwait — 0.1%
Agility Public Warehousing KSC	600,399	1,180

Malaysia — 0.4%
Gamuda Bhd	707,200	662
Kuala Lumpur Kepong Bhd	143,900	667
Malayan Banking Bhd	1,136,400	2,228
		3,557

Mexico — 2.8%
Alfa SAB de CV, Cl A	388,100	254
Arca Continental SAB de CV	224,317	1,897
Coca-Cola Femsa SAB de CV ADR	6,305	454
Controladora Vuela Cia de Aviacion SAB de CV ADR *	142,932	1,675
Corp Inmobiliaria Vesta SAB de CV	894,800	2,588
Fibra Uno Administracion SA de CV ‡	123,800	176
Fomento Economico Mexicano SAB de CV	80,300	738
Genomma Lab Internacional SAB de CV, Cl B	1,070,400	859
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	115,387	2,186
Grupo Aeroportuario del Sureste SAB de CV ADR	10,754	3,078
Grupo Bimbo SAB de CV, Ser A	91,100	434
Grupo Financiero Banorte SAB de CV, Cl O	930,700	7,866
Grupo Mexico SAB de CV, Ser B	420,700	1,889
Orbia Advance Corp SAB de CV	289,479	600
Wal-Mart de Mexico SAB de CV	654,890	2,577
		27,271

Netherlands — 0.3%
AMG Advanced Metallurgical Group NV *	40,676	1,609

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BE Semiconductor Industries NV	15,881	$1,235
		2,844

New Zealand — 0.1%
a2 Milk Co Ltd/The *	168,721	753

Nigeria — 1.2%
Airtel Africa PLC	1,100,081	1,606
IHS Holding Ltd *	191,059	1,471
Nigerian Breweries PLC	4,986,304	448
SEPLAT Energy PLC	3,037,908	4,230
Zenith Bank PLC	76,698,031	4,411
		12,166

Pakistan — 0.3%
United Bank Ltd/Pakistan	6,175,348	2,685

Peru — 0.6%
Credicorp Ltd	31,950	4,071
Hochschild Mining PLC	2,951,159	2,288
		6,359

Philippines — 2.8%
ACEN Corp	929,277	107
AllHome Corp	17,413,000	827
Alliance Global Group Inc	19,991,310	4,544
Ayala Corp	309,759	3,498
Ayala Land Inc	5,943,100	3,060
Bloomberry Resorts Corp *	9,603,400	1,586
GT Capital Holdings Inc	387,410	3,633
Metropolitan Bank & Trust Co	2,008,890	2,112
Robinsons Land Corp	8,086,500	2,200
Universal Robina Corp	2,020,330	4,982
Wilcon Depot Inc	1,957,200	1,117
		27,666

Poland — 1.0%
Allegro.eu SA *	335,484	2,197
Bank Polska Kasa Opieki SA	93,709	1,894
Dino Polska SA *	32,228	2,699
Jastrzebska Spolka Weglowa SA *	13,849	171
KGHM Polska Miedz SA	91,220	2,619
Polski Koncern Naftowy ORLEN SA *	48,479	728
		10,308

Qatar — 0.0%
Ooredoo QPSC	89,890	227

Russia — 0.0%
Gazprom PJSC ADR *	503,042	–
LUKOIL PJSC ADR *	107,182	–
Mobile TeleSystems PJSC ADR *	556,416	–
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Ozon Holdings PLC ADR *	30,008	–
Sberbank of Russia PJSC ADR *(A)	93,380	–
Surgutneftegas PJSC ADR *	416,721	–

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TCS Group Holding PLC GDR *	22,288	$–
Yandex NV, Cl A *	50,933	–
		–

Saudi Arabia — 1.5%
Bank Al-Jazira	89,860	434
Banque Saudi Fransi *	112,199	978
Bawan Co	24,270	190
Dr Sulaiman Al Habib Medical Services Group Co	5,553	343
Etihad Etisalat Co *	174,182	1,815
Jarir Marketing Co	10,447	411
Nahdi Medical Co	45,675	2,271
National Medical Care Co	44,132	915
SABIC Agri-Nutrients Co *	65,290	2,324
Saudi Arabian Oil Co	74,757	633
Saudi Electricity Co	62,635	371
Saudi National Bank/The *	171,557	2,160
Saudi Telecom Co	94,269	883
United Electronics Co	45,374	967
		14,695
Slovenia — 0.6%
Nova Ljubljanska Banka dd GDR	350,045	5,513
South Africa — 2.2%
African Rainbow Minerals Ltd ‡	31,625	438
Bidvest Group Ltd/The	43,446	555
Capitec Bank Holdings Ltd	17,469	1,670
FirstRand Ltd	289,677	1,034
Gold Fields Ltd	40,804	371
Growthpoint Properties Ltd ‡	1,497,436	1,096
Kumba Iron Ore Ltd	22,735	593
Mr Price Group Ltd	171,076	1,419
Naspers Ltd, Cl N	56,598	10,042
Nedbank Group Ltd	148,729	1,868
Sanlam Ltd	150,647	491
Sibanye Stillwater Ltd	591,945	1,197
Truworths International Ltd	41,429	134
Vodacom Group Ltd	109,652	757
Woolworths Holdings Ltd/South Africa	107,729	452
		22,117
South Korea — 9.9%
BGF retail Co Ltd	10,569	1,443
BH Co Ltd	13,332	238
Cheil Worldwide Inc	81,342	1,229
CJ CheilJedang Corp	13,259	3,216
CJ Corp	12,345	811
Coupang Inc, Cl A *	49,020	760
Coway Co Ltd	50,632	2,043
Daeduck Electronics Co Ltd/New	13,643	217
DB HiTek Co Ltd	7,643	262
DB Insurance Co Ltd	5,494	320

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dentium Co Ltd *	14,733	$1,347
DL E&C Co Ltd	8,671	216
Ecopro BM Co Ltd	13,829	1,738
Ecopro Co Ltd	3,933	849
E-MART Inc	3,241	274
Eo Technics Co Ltd *	18,686	1,079
Eugene Technology Co Ltd	57,934	1,160
Fila Holdings Corp	6,041	178
GS Holdings Corp	13,147	404
GS Retail Co Ltd	57,087	1,245
Han Kuk Carbon Co Ltd *	109,870	933
Hana Financial Group Inc	219,813	7,542
Hankook Tire & Technology Co Ltd	43,576	1,225
Hansol Chemical Co Ltd	10,714	1,656
Hanwha Corp	23,192	472
Hyundai Electric & Energy System Co Ltd	7,179	228
Hyundai Glovis Co Ltd	2,511	301
Hyundai Marine & Fire Insurance Co Ltd	13,617	362
Innox Advanced Materials Co Ltd	46,106	1,359
JB Financial Group Co Ltd	85,152	595
KB Financial Group Inc	23,241	901
Kia Corp	161,388	9,184
Koh Young Technology Inc	85,003	1,076
Korea Gas Corp *	14,313	303
Kumho Petrochemical Co Ltd *	13,158	1,564
LG Chem Ltd	5,988	3,077
LG Electronics Inc	47,272	3,973
LG Uplus Corp	437,032	3,656
LS Cable	6,974	355
LX INTERNATIONAL CORP	13,798	327
LX Semicon Co Ltd	2,076	145
NCSoft Corp	3,484	1,144
Neowiz *	8,286	294
OCI Co Ltd	9,013	619
Park Systems Corp	15,677	1,620
POSCO Holdings Inc	1,029	247
POSCO Holdings Inc ADR	12,048	735
Posco International Corp	30,259	517
Samsung Electronics Co Ltd	544,617	24,941
SD Biosensor Inc	14,267	248
Seegene Inc	11,257	208
Shinsegae Inc	4,295	662
SIMMTECH Co Ltd	11,410	248
SK Hynix Inc	44,999	3,040
Solus Advanced Materials Co Ltd	45,553	1,692
Sungeel Hitech Co Ltd *	9,801	1,065
WONIK IPS Co Ltd	50,175	1,177
Woori Financial Group Inc	75,391	695
Youngone Corp *	32,578	1,050
		98,465

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Switzerland — 0.1%
Wizz Air Holdings PLC *	31,474	$983

Taiwan — 11.7%
Alchip Technologies Ltd	86,000	2,640
Arcadyan Technology Corp	479,000	1,665
Asia Vital Components Co Ltd	105,000	412
ASPEED Technology Inc	25,430	2,286
Bafang Yunji International Co Ltd	117,000	963
Bora Pharmaceuticals Co Ltd	10,000	165
Chailease Holding Co Ltd	400,203	2,933
CTBC Financial Holding Co Ltd	6,296,000	4,674
Delta Electronics Inc *	210,000	1,965
E Ink Holdings Inc *	468,000	2,961
Elite Material Co Ltd *	277,000	1,726
Evergreen Marine Corp Taiwan Ltd	75,800	387
Fubon Financial Holding Co Ltd	1,387,655	2,714
Fulgent Sun International Holding Co Ltd	270,000	1,202
Gigabyte Technology Co Ltd	134,000	519
Global Unichip Corp *	81,000	3,048
Himax Technologies Inc ADR	28,700	213
Hon Hai Precision Industry Co Ltd	544,912	1,803
Hu Lane Associate Inc	328,000	1,639
Ingentec Corp	266,070	1,618
Kaori Heat Treatment Co Ltd	271,000	2,111
Lite-On Technology Corp	308,862	703
Lotus Pharmaceutical Co Ltd *	47,000	433
Macronix International Co Ltd	2,579,000	2,888
Makalot Industrial Co Ltd	38,000	266
Micro-Star International Co Ltd	786,000	3,506
momo.com Inc	69,000	1,773
Nien Made Enterprise Co Ltd	132,000	1,405
Novatek Microelectronics Corp	61,000	806
Pou Chen Corp	221,000	242
Radiant Opto-Electronics Corp	79,000	273
Sercomm Corp	108,000	298
Sitronix Technology Corp	42,000	313
Taiwan Semiconductor Manufacturing Co Ltd	2,378,000	39,341
Taiwan Semiconductor Manufacturing Co Ltd ADR	84,615	7,368
Unimicron Technology Corp *	499,000	2,061
United Microelectronics Corp *	3,148,000	5,127
Visual Photonics Epitaxy Co Ltd	526,000	1,447
Voltronic Power Technology Corp *	48,950	2,556
Wistron Corp	265,000	287
Wistron NeWeb Corp	68,000	187
Wiwynn Corp *	122,000	3,826
Yageo Corp	58,592	1,027
Yang Ming Marine Transport Corp	309,000	650
Yuanta Financial Holding Co Ltd	1,547,640	1,151

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zhen Ding Technology Holding Ltd	108,000	$395
		115,973

Thailand — 2.9%
AP Thailand PCL	369,500	130
Bangkok Bank PCL	851,100	3,937
Bangkok Chain Hospital PCL	669,100	377
Bangkok Dusit Medical Services PCL, Cl F	675,600	535
Banpu PCL	1,737,800	536
Central Plaza Hotel PCL	1,273,700	2,036
Fabrinet *	19,858	2,420
Home Product Center PCL	10,226,345	4,051
Indorama Ventures PLC	294,600	306
Kasikornbank PCL NVDR	992,500	3,847
Kiatnakin Phatra Bank PCL	43,200	82
Krung Thai Bank PCL	936,700	459
Land & Houses PLC	6,139,700	1,702
PTT Exploration & Production PLC	74,000	314
PTT PCL NVDR	4,514,800	4,056
Sri Trang Agro-Industry PCL	2,811,300	2,009
Thai Union Group PCL, Cl F	2,639,900	1,188
TOA Paint Thailand PCL	1,165,200	1,072
		29,057

Turkey — 0.5%
BIM Birlesik Magazalar AS	280,154	2,022
KOC Holding AS	417,733	1,716
Logo Yazilim Sanayi Ve Ticaret AS *	141,057	405
Turk Hava Yollari AO *	120,405	916
Turkiye Petrol Rafinerileri AS	11,556	363
		5,422

United Arab Emirates — 1.8%
Abu Dhabi National Oil Co for Distribution PJSC	168,991	199
Abu Dhabi Ports PJSC *	172,320	290
Dubai Islamic Bank PJSC *	2,199,699	3,438
Emaar Development PJSC *	3,560,118	4,585
Emaar Properties PJSC *	4,821,443	7,351
Taaleem Holdings PSC *	2,038,622	1,476
		17,339

United Kingdom — 0.1%
Endava PLC ADR *	9,171	729

United States — 0.5%
EPAM Systems Inc *	7,642	2,351
Globant SA *	10,331	1,706
JBS SA	179,800	658
		4,715

Vietnam — 1.6%
Ho Chi Minh City Development Joint Stock Commercial Bank	2,455,837	1,762
Hoa Phat Group JSC	2,848,646	2,398

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Military Commercial Joint Stock Bank *	5,578,897	$4,050
SSI Securities Corp	1,402,100	1,077
Vietnam Technological & Commercial Joint Stock Bank *	1,612,520	1,799
Vincom Retail JSC *	2,196,659	2,468
Vinhomes JSC	1,440,200	2,516
		16,070

Zambia — 0.7%
First Quantum Minerals Ltd	336,494	7,368

Total Common Stock
(Cost $926,054) ($ Thousands)		933,937

PREFERRED STOCK — 1.9%
Brazil — 0.8%
Cia Energetica de Minas Gerais (B)	931,179	1,871
Itau Unibanco Holding SA ADR (B)	1,184,852	5,699
		7,570

Colombia — 0.1%
Banco Davivienda SA (B)	215,784	1,114

South Korea — 1.0%
Hyundai Motor Co (B)	49,523	3,487
LG Chem Ltd (B)	10,638	2,364
LG Electronics Inc (B)	25,035	899
Samsung Electronics Co Ltd (B)	75,532	3,048
		9,798

Total Preferred Stock
(Cost $23,222) ($ Thousands)		18,482

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Acer *‡‡	4,089	–
Asia Vital Components Co Ltd, Expires 04/13/2023 *	6,687	6
Thailand — 0.0%
Thai Union Group PCL *‡‡	74,856	–
Total Rights
(Cost $—) ($ Thousands)		6

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	21,056,077	$21,056

Total Cash Equivalent
(Cost $21,056) ($ Thousands)		21,056

Total Investments in Securities — 98.4%
(Cost $970,332) ($ Thousands)		$973,481

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized (Depreciation) (Thousands)
Long Contracts
MSCI Emerging Markets	268	Mar-2023	$13,881	$12,902	$(979)

Percentages are based on Net Assets of $989,563 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,698	$133,048	($135,690)	$—	$—	$21,056	$388	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 34.7%
Aerospace & Defense — 0.8%
Bleriot US Bidco Inc., 2021 Term Loan, 1st Lien
8.730%, LIBOR + 3.750%, 10/30/2026 (A)	$1,712	$1,705
TransDigm Inc., Tranche F Term Loan, 1st Lien
6.980%, 12/09/2025	318	317
TransDigm Inc., Tranche H Term Loan, 1st Lien
7.830%, 02/22/2027 (A)	646	645
TransDigm Inc., Tranche I Term Loan, 1st Lien
7.825%, 08/10/2028 (B)	318	316
Ultra Electronics Holdings PLC, Dollar Denominated Term Loan, 1st Lien
8.810%, 08/06/2029 (A)	1,397	1,382
		4,365

Air Transport — 0.7%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.558%, LIBOR + 4.750%, 04/20/2028 (A)	1,519	1,555
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
9.996%, LIBOR + 4.750%, 06/21/2027 (A)	815	847
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
8.558%, LIBOR + 4.000%, 10/20/2027 (A)	1,116	1,155
		3,557

Automotive — 0.3%
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
7.063%, LIBOR + 2.500%, 10/30/2026 (A)	238	237
Belron Finance US LLC, First Incremental Term Loan, 1st Lien
7.125%, 11/13/2025	738	737
Truck Hero, Inc., Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 01/31/2028 (A)	468	423
		1,397

Building & Development — 0.7%
Artera Services, LLC, Tranche B Term Loan, 1st Lien
8.230%, LIBOR + 2.750%, 03/06/2025 (A)	770	654

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Brookfield WEC Holdings Inc., Initial Term Loan (2021), 1st Lien
7.385%, 08/01/2025 (A)	$1,133	$1,128
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.218%, LIBOR + 3.750%, 11/23/2027 (A)	329	301
Kodiak BP, LLC, Initial Term Loan, 1st Lien
7.980%, LIBOR + 3.750%, 03/12/2028 (A)(B)	464	445
Pike Corporation, 2028 Initial Term Loan, 1st Lien
7.640%, 01/21/2028	486	483
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
8.135%, CME Term SOFR + 4.000%, 06/02/2028 (A)	241	233
Tutor Perini Corporation, Term Loan, 1st Lien
9.385%, LIBOR + 3.500%, 08/18/2027 (A)(C)	704	669
		3,913

Business Equipment & Services — 3.3%
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
9.056%, LIBOR + 3.750%, 03/03/2025 (A)	1,421	1,364
BW Holding Inc., Initial Term Loan, 1st Lien
9.041%, LIBOR + 4.000%, 12/14/2028 (A)	66	60
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
7.968%, 11/02/2029	653	652
DTI Holdco Inc., Initial Term Loan, 1st Lien
9.426%, 04/26/2029	808	752
Ensemble RCM LLC, Closing Date Term Loan, 1st Lien
8.526%, 08/03/2026	977	975
Ensono Inc, Initial Term Loan, 1st Lien
8.901%, LIBOR + 5.000%, 05/26/2028 (A)	1,666	1,514
Marlink AS, Dollar Term Loan B, 1st Lien
9.703%, 06/28/2029 (A)	243	232
Medline Borrower LP, Initial Dollar Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 10/23/2028 (A)(B)	464	447
NASCAR Holdings Inc., Initial Term Loan, 1st Lien
7.135%, LIBOR + 2.750%, 10/19/2026 (A)	2,180	2,177

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Packers Holdings, LLC, Initial Term Loan, 1st Lien
7.851%, LIBOR + 3.750%, 03/09/2028 (A)	$386	$353
R1 RCM Inc., Initial Term B Loan, 1st Lien
7.618%, 06/21/2029 (A)	569	567
Sedgwick Claims Management Services Inc., 2023 Term Loan, 1st Lien
8.325%, 02/17/2028 (B)	710	701
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
8.825%, LIBOR + 4.000%, 10/29/2027 (A)	879	865
8.494%, LIBOR + 3.250%, 10/29/2027 (A)	28	28
7.688%, 10/29/2027	6	6
Service Logic Acquisition Inc., Delayed Draw Term Loan, 1st Lien
7.080%, 10/29/2027	118	116
Sharp Midco LLC, Initial Term Loan, 1st Lien
8.730%, LIBOR + 4.000%, 12/31/2028 (A)	774	753
TGG TS Acquisition Company, Term B Loan, 1st Lien
11.135%, LIBOR + 7.000%, 12/14/2025 (A)	1,095	1,092
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
8.602%, LIBOR + 3.500%, 07/30/2027 (A)(B)	77	76
6.871%, LIBOR + 3.500%, 07/30/2027 (A)	3	3
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
6.885%, 12/01/2028 (A)(B)	438	435
United Talent Agency LLC, Term B Loan, 1st Lien
8.653%, 07/07/2028 (A)(C)	896	891
University Support Services LLC, 2021 Term Loan, 1st Lien
7.968%, 02/10/2029	1,554	1,531
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
7.390%, LIBOR + 3.750%, 05/18/2025 (A)(B)	2,000	1,988
		17,578

Cable & Satellite Television — 0.8%
Creative Artists Agency LLC, Term B Loan, 1st Lien
8.064%, CME Term SOFR + 3.500%, 11/16/2028 (A)(B)	500	498

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Diamond Sports Group LLC, Term Loan, 2nd Lien
8.026%, 08/24/2026	$984	$111
E.W. Scripps Company, Tranche B-2 Term Loan, 1st Lien
7.197%, 05/01/2026 (A)	378	372
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 03/15/2026 (A)(B)	750	744
Univision Communications, 2017 Replacement Repriced Term Loan, 1st Lien
7.385%, LIBOR + 2.750%, 03/15/2024 (A)	752	751
Virgin Media Bristol LLC, N Facility, 1st Lien
7.088%, LIBOR + 2.500%, 01/31/2028 (A)	2,007	1,966
		4,442

Chemicals & Plastics — 1.0%
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
8.218%, LIBOR + 3.250%, 12/04/2026 (A)	1,267	1,246
DCG Acquisition Corp., Term Loan B, 1st Lien
9.218%, LIBOR + 4.250%, 09/30/2026 (A)	1,056	1,035
Ineos US Finance LLC, New USD Term Loan B, 1st Lien
8.218%, 02/10/2030 (B)	720	714
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
8.825%, LIBOR + 2.750%, 03/16/2027 (A)(B)	1,569	1,526
Wilsonart LLC, Tranche E Term Loan, 1st Lien
7.980%, LIBOR + 3.250%, 12/31/2026 (A)(B)	600	583
		5,104

Conglomerates — 0.2%
Agiliti Health Inc., Initial Term Loan, 1st Lien
3.188%, 01/04/2026 (A)(B)(C)	176	175
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
8.480%, LIBOR + 3.750%, 10/01/2026 (A)	1,177	1,143
		1,318

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Containers & Glass Products — 1.4%
Charter Next Generation Inc., Initial Term Loan (2021), 1st Lien
8.482%, 12/01/2027 (B)	$1,019	$1,002
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
8.777%, 08/14/2026 (B)	922	913
Pregis TopCo LLC, Initial Term Loan, 1st Lien
8.482%, LIBOR + 4.000%, 07/31/2026 (A)	1,156	1,141
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
8.385%, LIBOR + 3.250%, 07/31/2026 (A)	1,078	1,063
Pretium PKG Holdings Inc., Initial Term Loan, 1st Lien
8.735%, 10/02/2028	3	2
Pretium PKG Holdings Inc., Initial Term Loan, 2nd Lien
11.485%, 10/01/2029	843	584
Pretium PKG Holdings, Inc., Initial Term Loan, 2nd Lien
11.538%, 10/01/2029	843	584
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
7.980%, LIBOR + 3.500%, 10/17/2024 (A)(D)	1,872	1,859
		7,148

Ecological Services & Equipment — 0.6%
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
8.368%, 12/29/2028	13	13
Clean Harbors Inc., 2021 Incremental Term Loan, 1st Lien
2.087%, 10/08/2028 (B)	1,115	1,116
Covanta Holding Corporation, Initial Term B Loan, 1st Lien
7.118%, 11/30/2028 (B)	284	283
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
8.920%, LIBOR + 6.750%, 08/30/2028 (A)(C)	658	655
GFL Environmental, 1st Lien
7.718%, 05/30/2025 (A)	897	898
		2,965

Electronics/Electrical — 5.1%
Apttus Corporation, Initial Term Loan, 1st Lien
9.075%, LIBOR + 4.750%, 05/08/2028 (A)	956	916

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
athenahealth Group Inc., Initial Term Loan, 1st Lien
8.061%, 02/15/2029 (A)(B)	$934	$862
Cloud Software Group Inc., Dollar Term B Loan, 1st Lien
9.180%, 03/30/2029 (A)	1,039	962
Cloud Software Group Inc., Term Loan, 1st Lien
0.000%, 09/29/2028 (B)	207	192
Cloud Software Group Inc., Term Loan, 2nd Lien
9.500%, CME Term SOFR + 7.500%, 09/28/2029 (A)(C)	385	327
Delta Topco, Inc., Initial Term Loan, 2nd Lien
11.654%, CME Term SOFR + 7.250%, 12/01/2028 (A)	989	855
ECi Macola/MAX Holding, LLC, Initial Term Loan, 1st Lien
8.480%, LIBOR + 3.250%, 11/09/2027 (A)	1,680	1,647
Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien
7.885%, LIBOR + 5.250%, 07/30/2027 (A)	66	64
Go Daddy Operating Company LLC (GD Finance Co, Inc), Amendment No. 6 Term Loan, 1st Lien
7.868%, 11/09/2029	1,147	1,147
Hyland Software Inc., 2021 Refinancing Term Loan, 2nd Lien
10.885%, LIBOR + 4.750%, 07/07/2025 (A)	1,136	1,086
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 07/01/2024 (A)	1,286	1,281
Imprivata Inc., 2022-1 Incremental Term Loan, 1st Lien
8.868%, 12/01/2027	577	563
Ivanti Software, Inc., 2021 Specified Refinancing Loan, 2nd Lien
12.011%, 12/01/2028	993	590
Knot Worldwide Inc., Amendment No. 3 Term Loan, 1st Lien
9.218%, 12/19/2025 (C)	699	697
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
8.418%, CME Term SOFR + 4.000%, 03/01/2029 (A)	796	745

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 09/13/2024 (A)	$718	$712
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.500%, 09/13/2024 (A)	917	910
Misys Limited, Dollar Term Loan, 1st Lien
8.325%, LIBOR + 3.500%, 06/13/2024 (A)(B)	1,050	988
Motus Group LLC, Initial Term Loan, 1st Lien
8.385%, 12/11/2028	844	802
Netsmart Inc., Initial Term Loan, 1st Lien
8.570%, LIBOR + 3.500%, 10/01/2027 (A)	1,707	1,689
Particle Luxembourg S.a.r.l., Initial Term Loan, 1st Lien
9.980%, LIBOR + 3.500%, 02/18/2027 (A)(B)(C)	1,393	1,357
PointClickCare Technologies Inc., 2022 Term Loan, 1st Lien
8.580%, 12/29/2027 (C)	685	683
Polaris Newco LLC, Dollar Term Loan, 1st Lien
8.730%, 06/02/2028 (A)	653	603
Project Boost Purchaser LLC, 2021 Tranche 2 Term Loan, 1st Lien
8.135%, 05/30/2026	865	853
Project Boost Purchaser LLC, Tranche 1 Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 06/01/2026 (A)	164	162
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
12.326%, CME Term SOFR + 7.500%, 02/01/2030 (A)	820	522
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.076%, 02/01/2029 (A)	1,253	1,075
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
11.635%, LIBOR + 3.250%, 05/29/2026 (A)	663	630
Renaissance Holding Corp., Second Incremental Term Loan, 1st Lien
9.066%, 03/30/2029	328	323
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.135%, LIBOR + 3.500%, 12/17/2027 (A)	19	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Sabre GLBL Inc., 2021 Term B-1 Loan, 1st Lien
8.135%, LIBOR + 3.500%, 12/17/2027 (A)	$30	$27
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
9.718%, 06/30/2028 (A)	494	452
Sophia L.P., 2022 Incremental Term B-1 Loan, 1st Lien
8.868%, 10/07/2027	777	767
Sophia L.P., Closing Date Loan, 2nd Lien
12.730%, CME Term SOFR + 3.000%, 10/09/2028 (A)(C)	1,000	995
Sophia L.P., Term Loan B, 1st Lien
8.230%, 10/07/2027	883	868
SS&C Technologies Holdings Inc., Term B-6 Loan, 1st Lien
6.968%, 03/22/2029 (A)	499	498
		26,867

Financial Intermediaries — 3.1%
AssuredPartners Inc., 2021 Term Loan, 1st Lien
8.135%, LIBOR + 7.250%, 02/12/2027 (A)	963	941
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
8.426%, 07/02/2029 (A)	959	958
8.368%, 07/02/2029	373	373
Central Parent Inc., Initial Term Loan, 1st Lien
9.080%, 07/06/2029 (A)	939	935
Global IID Parent LLC, Term B Loan, 1st Lien
9.230%, 12/16/2028 (A)	828	782
HighTower Holding, LLC, Initial Term Loan, 1st Lien
8.815%, LIBOR + 3.250%, 04/21/2028 (A)	1,171	1,122
Husky Injection Molding Systems Ltd., Initial Term Loan, 1st Lien
8.151%, LIBOR + 3.000%, 03/28/2025 (A)	1,229	1,176
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
8.064%, LIBOR + 3.750%, 11/02/2027 (A)	1,468	1,449
Madison IAQ LLC, Initial Term Loan, 1st Lien
7.988%, LIBOR + 3.250%, 06/21/2028 (A)	1,618	1,539
Matrix Parent Inc., Initial Term Loan, 1st Lien
9.554%, 03/01/2029 (C)	427	346

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
8.315%, LIBOR + 5.000%, 07/31/2028 (A)(B)	$1,190	$1,143
Propulsion (BC) Newco LLC, Initial Term Loan, 1st Lien
8.580%, 09/14/2029 (C)	1,250	1,236
Quirch Foods Holdings LLC, 2022-1 Incremental Term Loan, 1st Lien
9.490%, 10/27/2027 (A)	2,607	2,431
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
9.230%, LIBOR + 4.500%, 12/04/2026 (A)	1,300	1,230
Victory Buyer LLC, Initial Term Loan, 1st Lien
8.342%, 11/19/2028 (C)	695	604
		16,265

Food Service — 1.1%
1011778 B.C. Unlimited Liability Company, Term B-4 Loan, 1st Lien
6.385%, 11/19/2026	434	429
6.349%, LIBOR + 1.750%, 11/19/2026 (A)	1,458	1,444
Aramark Intermediate HoldCo Corporation, U.S. Term B-3 Loan, 1st Lien
6.385%, LIBOR + 1.750%, 03/11/2025 (A)	1,410	1,405
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
7.687%, CME Term SOFR + 3.000%, 12/15/2027 (A)	1,841	1,816
Whatabrands LLC, Initial Term B Loan, 1st Lien
7.885%, LIBOR + 3.250%, 08/03/2028 (A)(B)	702	690
		5,784

Food/Drug Retailers — 0.3%
Eagle Parent Corp., Initial Term Loan, 1st Lien
8.830%, 04/02/2029 (B)	1,461	1,453
US Foods Inc., Incremental B-2019 Term Loan, 1st Lien
6.635%, 09/13/2026 (A)(B)	242	241
		1,694

Health Care — 3.6%
Air Methods Corporation, Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 04/22/2024 (A)	1,707	1,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Bausch + Lomb Corporation, Initial Term Loan, 1st Lien
7.842%, 05/10/2027 (A)	$931	$910
Catelent Pharma Solutions Inc., 2021 Incremental Dollar Term Loan B-3, 1st Lien
6.625%, 02/22/2028	624	622
Confluent Medical Technologies, Inc., Closing Date Term Loan, 1st Lien
8.330%, CME Term SOFR + 3.750%, 02/16/2029 (A)(B)(C)	1,145	1,125
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 10/10/2025 (A)	451	113
Envision Healthcare Corporation, Series 2020 New Term Loan, 1st Lien
10.730%, LIBOR + 3.500%, 10/10/2025 (A)	335	94
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.730%, LIBOR + 3.500%, 10/01/2027 (A)(B)	1,533	1,476
Global Medical Response Inc., 2018 New Term Loan, 1st Lien
9.203%, LIBOR + 4.250%, 03/14/2025 (A)	515	408
Global Medical Response Inc., 2021 Refinancing Term Loan, 1st Lien
8.830%, LIBOR + 4.250%, 10/02/2025 (A)	869	686
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.000%, 07/03/2028 (A)	1,016	1,014
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.000%, 07/03/2028 (A)	253	253
ICU Medical Inc., Tranche B Term Loan, 1st Lien
7.230%, 01/08/2029 (A)(B)	503	500
LifePoint Health Inc., (fka Regionalcare Hospital Partners Holdings Inc., Term B Loan, 1st Lien
8.575%, LIBOR + 3.750%, 11/16/2025 (A)(B)	743	710
Mamba Purchaser Inc., Initial Term Loan, 1st Lien
8.135%, 10/16/2028 (A)	652	643
Mamba Purchaser, Inc., Initial Loan, 2nd Lien
11.135%, 10/15/2029	780	686

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
7.633%, 10/19/2027 (C)	$1,583	$1,577
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
7.385%, 10/27/2028 (A)	1,155	1,154
Organon & Co., Dollar Term Commitment Loan, 1st Lien
7.750%, 06/02/2028 (A)	666	658
PetVet Care Centers, LLC (fka Pearl Intermediate Parent LLC), 2021 First Lien Replacement Term Loan, 1st Lien
8.135%, LIBOR + 4.000%, 02/14/2025 (A)	1	1
Sotera Health Holdings, LLC, 1st Lien
7.575%, 12/11/2026 (A)	1,165	1,117
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.868%, CME Term SOFR + 5.250%, 03/02/2027 (A)	738	619
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
7.385%, LIBOR + 2.750%, 02/06/2024 (A)	515	473
Tecostar Holdings, Inc., 2017 Term Loan, 1st Lien
8.288%, LIBOR + 3.750%, 05/01/2024 (A)	1,395	1,248
WCG Purchaser Corp., Initial Term Loan, 1st Lien
8.953%, LIBOR + 3.500%, 01/08/2027 (A)	1,815	1,730
		18,884

Home Furnishings — 0.2%
Energizer Holdings Inc., 2020 Term Loan, 1st Lien
6.928%, 12/22/2027	943	939

Industrial Equipment — 1.5%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
8.306%, LIBOR + 3.500%, 10/08/2027 (A)	779	771
Chart Industries Inc., Term Loan B1 1st Lien
0.000%, 12/07/2029 (B)	1,000	998
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
7.135%, 03/31/2027 (A)(B)	400	398
Gates Global LLC, Term Loan, 1st Lien
8.118%, 11/16/2029 (A)	648	648

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hayward Industries Inc., Term Loan, 1st Lien
7.135%, 05/30/2028	$524	$510
II-VI, Term Z Loan, 1st Lien
7.385%, 07/02/2029 (A)	584	580
SPX Flow, Inc., Term Loan, 1st Lien
9.218%, CME Term SOFR + 4.500%, 04/05/2029 (A)	728	690
Star US Bidco LLC, Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.000%, 03/17/2027 (A)	1,655	1,614
TMK Hawk Parent Corp., Initial Tranche A Loan (Super Senior Priority), 1st Lien
14.261%, LIBOR + 3.500%, 05/30/2024 (A)	729	708
TMK Hawk Parent Corp., Initial Tranche B Loan (Super Senior Priority), 1st Lien
8.261%, LIBOR + 4.000%, 08/28/2024 (A)(C)	936	524
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 03/31/2028 (A)	638	592
		8,033

Insurance — 2.0%
Acrisure, LLC, 2020 Term Loan, 1st Lien
8.135%, LIBOR + 3.250%, 02/15/2027 (A)	1,316	1,256
Alliant Holdings Intermediate LLC, TLB-5 New Term Loan, 1st Lien
8.347%, 11/05/2027 (B)	373	368
Asurion, LLC, New B-7 Term Loan, 1st Lien
7.635%, LIBOR + 5.000%, 11/03/2024 (A)	604	601
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.885%, LIBOR + 4.250%, 12/23/2026 (A)	696	661
Asurion, LLC, New B-9 Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 07/31/2027 (A)	523	487
Cross Financial Corp., Term B-1 Loan, 1st Lien
8.688%, LIBOR + 3.750%, 09/15/2027 (A)	1,409	1,400
Hub International Limited, B-3 Incremental Term Loan, 1st Lien
8.058%, LIBOR + 3.250%, 04/25/2025 (A)(B)	531	530

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hub International Limited, Initial Term Loan, 1st Lien
7.818%, LIBOR + 2.750%, 04/25/2025 (A)(B)	$1,267	$1,263
7.681%, LIBOR + 2.750%, 04/25/2025 (A)	1	1
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
8.968%, 11/16/2027 (A)	1,493	1,429
USI Inc., 2021 New Term Loan, 1st Lien
7.980%, LIBOR + 4.500%, 12/02/2026 (A)	1,698	1,694
USI Inc., 2022 New Term Loan, 1st Lien
8.330%, 11/22/2029 (A)	726	724
		10,414

Leisure Goods/Activities/Movies — 2.3%
Alterra Mountain Company, Series B-1 Term Loan, 1st Lien
7.385%, 07/31/2024	280	279
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
8.135%, LIBOR + 4.000%, 08/17/2028 (A)	1,567	1,562
ClubCorp Holdings Inc., Term B Loan, 1st Lien
7.480%, LIBOR + 2.750%, 09/18/2024 (A)	807	757
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
7.730%, LIBOR + 3.000%, 03/08/2024 (A)	1,129	945
Equinox Holdings Inc., Term B-2 Loan, 1st Lien
13.730%, LIBOR + 4.250%, 03/08/2024 (A)	746	628
Formula One Management Limited, Term Loan, 1st Lien
7.868%, 01/15/2030 (A)	1,357	1,359
Hard Rock Northern Indiana, Term Loan B, 1st Lien
8.885%, 12/11/2028	842	822
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1st Lien
0.000%, 07/03/2024 (B)	1,206	1,203
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.230%, 09/29/2028 (A)	1,691	1,670
Life Time, Inc., 2021 Refinancing Term Loan, 1st Lien
9.385%, LIBOR + 3.500%, 12/16/2024 (A)	556	556

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Live Nation Entertainment, Inc., Term B-4 Loan, 1st Lien
6.413%, LIBOR + 1.750%, 10/19/2026 (A)	$826	$811
Six Flags Theme Park, Inc., Term Loan, 1st Lien
6.390%, LIBOR + 1.750%, 04/17/2026 (A)	341	334
UFC Holdings LLC, Term B-3 Loan, 1st Lien
7.570%, LIBOR + 3.750%, 04/29/2026 (A)	1	1
United PF Holdings, LLC, Initial Term Loan, 1st Lien
8.730%, LIBOR + 4.000%, 12/30/2026 (A)	1,230	1,033
		11,960

Lodging & Casinos — 1.2%
Aristocrat Technologies Inc., Term B Loan, 1st Lien
6.930%, 05/24/2029 (A)	320	319
Caesars Entertainment Inc., 2023 Incremental Term B Loan, 1st Lien
7.968%, 02/06/2030	1,160	1,157
Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien
8.618%, 01/27/2029 (A)	652	634
Four Seasons Holdings Inc., 2022 Refinancing Term Loan, 1st Lien
7.968%, 11/30/2029 (A)	1,940	1,946
Golden Entertainment Inc., Term B Facility Loan, 1st Lien
7.620%, 10/21/2024 (A)	431	430
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
6.455%, LIBOR + 1.750%, 06/22/2026 (A)	772	771
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
6.890%, 02/08/2027 (A)	1,363	1,355
		6,612

Oil & Gas — 0.3%
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
8.308%, LIBOR + 3.500%, 12/21/2028 (A)	356	347
Freeport LNG Investments, LLLP, Term Loan
7.808%, 11/16/2026	756	738
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
9.158%, 09/19/2029 (A)	284	283

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Prairie ECI Acquiror LP, Initial Term Loan
9.385%, 03/11/2026	$399	$393
		1,761

Publishing — 0.6%
Dun & Bradstreet Corporation, 2022 Incremental Term B-2 Loan, 1st Lien
7.855%, 01/18/2029 (A)	958	952
Dun & Bradstreet Corporation, Initial Term Borrowing, 1st Lien
7.867%, LIBOR + 3.250%, 02/06/2026 (A)	123	122
WMG Acquisition Group, Tranche G Term Loan, 1st Lien
6.695%, 01/20/2028	1,895	1,886
		2,960

Retailers (Except Food & Drug) — 0.8%
Brightview Landscapes LLC, Initial Term Loan (2022), 1st Lien
7.926%, 04/20/2029 (C)	800	781
Hanesbrands Inc., Term Loan, 1st Lien
0.000%, 02/14/2030 (B)	485	484
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 12/17/2027 (A)(B)	909	829
Learning Care Group (US) No. 2 Inc., 2020 Incremental Term Loan, 1st Lien
13.230%, LIBOR + 4.250%, 03/13/2025 (A)	1	1
Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien
8.075%, LIBOR + 2.750%, 03/13/2025 (A)	163	157
8.065%, LIBOR + 2.750%, 03/13/2025 (A)	646	623
7.980%, LIBOR + 2.750%, 03/13/2025 (A)	46	44
LHS Borrower LLC, Initial Term Loan, 1st Lien
9.468%, 02/16/2029 (C)	448	368
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
7.991%, LIBOR + 4.000%, 05/14/2026 (A)(B)	210	209
Sweetwater Borrower, LLC, Initial Term Loan, 1st Lien
8.938%, CME Term SOFR + 3.250%, 08/07/2028 (A)(C)	666	627
		4,123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Software & Service — 0.7%
CCC Information Services Inc., Initial Term Loan, 1st Lien
6.797%, 09/21/2028	$722	$714
Open Text Corporation, Term B Loan, 1st Lien
8.218%, CME Term SOFR + 3.500%, 08/27/2029 (A)(B)	1,406	1,403
Proofpoint Inc., Initial Loan, 2nd Lien
10.885%, LIBOR + 4.750%, 08/31/2029 (A)(C)	863	829
Proofpoint Inc., Term Loan, 1st Lien
8.203%, 08/31/2028 (A)	517	501
World Wide Technology Inc., Term Loan, 1st Lien
0.000%, 02/22/2030 (B)	305	304
		3,751

Surface Transport — 0.6%
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
8.118%, LIBOR + 4.000%, 04/06/2026 (A)	991	969
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
8.118%, LIBOR + 4.250%, 04/06/2026 (A)	533	521
Sycamore Buyer LLC, Term Loan B, 1st Lien
6.939%, 07/23/2029 (B)	1,226	1,189
XPO Logistics Inc., Refinancing Term Loan (2018), 1st Lien
6.330%, LIBOR + 2.000%, 02/24/2025 (A)	670	669
		3,348

Telecommunications — 1.4%
Ciena Corporation, 2023 Incremental Term Loan, 1st Lien
7.063%, 01/18/2030 (A)	310	309
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
8.635%, LIBOR + 4.000%, 12/01/2027 (A)	1,661	1,644
Iridium Satellite LLC, Term B-2 Loan, 1st Lien
7.218%, 11/04/2026 (A)	1,553	1,550
Lumen Technologies Inc., Term A Loan, 1st Lien
6.635%, LIBOR + 2.000%, 01/31/2025 (A)(B)	1,025	983

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Safe Fleet Holdings LLC, 2022 Initial Term Loan, 1st Lien
8.411%, CME Term SOFR + 3.750%, 02/23/2029 (A)(C)	$680	$664
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
11.385%, LIBOR + 3.750%, 07/23/2029 (A)	1,474	1,154
ViaSat Inc., Initial Term Loan, 1st Lien
9.232%, 03/02/2029	395	389
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.635%, LIBOR + 3.000%, 03/09/2027 (A)	990	821
		7,514

Utilities — 0.1%
Traverse Midstream Partners LLC, Advance, 1st Lien
8.450%, LIBOR + 5.500%, 02/16/2028 (A)(B)	700	693

Total Loan Participations
(Cost $189,342) ($ Thousands)		183,389

MORTGAGE-BACKED SECURITIES — 33.0%
Agency Mortgage-Backed Obligations — 0.9%
FHLMC ARM
4.415%, ICE LIBOR USD 12 Month + 2.470%, 03/01/2036(A)	470	465
3.690%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.250%, 06/01/2035(A)	325	330
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	97	98
FNMA
6.000%, 09/01/2039 to 04/01/2040	214	221
3.000%, 12/01/2030	270	255
FNMA ARM
5.583%, ICE LIBOR USD 6 Month + 1.580%, 07/01/2034(A)	70	71
4.220%, ICE LIBOR USD 6 Month + 1.433%, 03/01/2035(A)	178	178
4.186%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.220%, 08/01/2034(A)	422	432
4.130%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.141%, 10/01/2033(A)	267	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.068%, ICE LIBOR USD 12 Month + 1.873%, 10/01/2033(A)	$99	$101
4.027%, ICE LIBOR USD 12 Month + 1.777%, 09/01/2034(A)	308	305
4.020%, ICE LIBOR USD 12 Month + 1.770%, 10/01/2033(A)	83	82
4.004%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.332%, 04/01/2034(A)	219	223
3.815%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.184%, 07/01/2036(A)	321	329
3.727%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.205%, 05/01/2035(A)	101	103
3.682%, ICE LIBOR USD 12 Month + 1.490%, 10/01/2035(A)	292	294
3.550%, ICE LIBOR USD 12 Month + 1.800%, 05/01/2034(A)	86	86
3.545%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.193%, 10/01/2024(A)	1	1
3.478%, ICE LIBOR USD 12 Month + 1.565%, 05/01/2037(A)	225	227
3.009%, ICE LIBOR USD 12 Month + 1.601%, 06/01/2035(A)	45	44
2.915%, ICE LIBOR USD 12 Month + 1.665%, 04/01/2033(A)	97	95
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	94	87
FNMA, Ser 2017-M13, Cl FA
4.870%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	57	56
GNMA, Ser 2015-171, Cl IO, IO
0.846%, 11/16/2055(A)	10,364	306

		4,657
Non-Agency Mortgage-Backed Obligations — 32.1%
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
5.667%, ICE LIBOR USD 1 Month + 1.050%, 05/25/2035(A)	1,401	1,316
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(E)	2	2
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(E)	4	4
Angel Oak Mortgage Trust, Ser 2019-6, Cl A2
2.825%, 11/25/2059(A)(E)	227	218

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	$14	$13
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	78	71
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(E)	98	90
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(E)	41	37
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	366	332
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(E)	70	65
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(E)	186	154
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066(A)(E)	861	716
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(E)	159	130
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(E)	299	244
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(E)	921	854
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(E)	34	31
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	1,064	884
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
5.838%, ICE LIBOR USD 1 Month + 1.250%, 04/15/2035(A)(E)	500	476
Banc of America Funding, Ser 2005-F, Cl 4A1
3.576%, 09/20/2035(A)	29	23
Banc of America Funding, Ser 2006-D, Cl 3A1
3.553%, 05/20/2036(A)	28	24
Banc of America Funding, Ser 2006-I, Cl 1A1
3.766%, 12/20/2036(A)	1,063	1,018
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
4.132%, 12/25/2033(A)	540	504

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
4.177%, 02/25/2034(A)	$518	$499
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.042%, 05/25/2034(A)	210	195
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
3.902%, 02/25/2035(A)	10	9
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	600	597
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
5.172%, ICE LIBOR USD 1 Month + 0.555%, 01/25/2035(A)(E)	1,215	1,213
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
5.563%, ICE LIBOR USD 1 Month + 0.975%, 08/15/2036(A)(E)	1,027	1,020
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
5.709%, ICE LIBOR USD 1 Month + 1.121%, 03/15/2037(A)(E)	2,000	1,641
BBCMS Mortgage Trust, Ser DELC, Cl E
7.213%, ICE LIBOR USD 1 Month + 2.625%, 08/15/2036(A)(E)	500	494
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
3.812%, 12/25/2033(A)	573	540
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.863%, 08/25/2034(A)	929	878
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
4.082%, 01/25/2034(A)	1,213	1,169
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
3.383%, 04/25/2034(A)	167	160
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.148%, 05/25/2034(A)	707	636
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.334%, 07/25/2034(A)	594	549
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.186%, 07/25/2034(A)	569	506
Bellemeade Re, Ser 2018-3A, Cl M1B
6.467%, ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(A)(E)	98	98
Bellemeade Re, Ser 2019-3A, Cl M1B
6.217%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(A)(E)	102	102
Bellemeade Re, Ser 2021-1A, Cl M1A
6.234%, SOFR30A + 1.750%, 03/25/2031(A)(E)	175	175
Bellemeade Re, Ser 2021-2A, Cl M1A
5.684%, SOFR30A + 1.200%, 06/25/2031(A)(E)	668	664

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2021-3A, Cl M1A
5.484%, SOFR30A + 1.000%, 09/25/2031(A)(E)	$803	$798
Bellemeade Re, Ser 2022-1, Cl M1A
6.234%, SOFR30A + 1.750%, 01/26/2032(A)(E)	1,000	998
BFLD Trust, Ser 2020-OBRK, Cl A
6.727%, TSFR1M + 2.164%, 11/15/2028(A)(E)	240	238
BPR Trust, Ser 2022-OANA, Cl A
6.461%, TSFR1M + 1.898%, 04/15/2037(A)(E)	595	584
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058(E)	1,019	995
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	44	42
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	77	68
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	70	65
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	145	130
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	41	39
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(E)	83	80
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
6.677%, TSFR1M + 2.114%, 10/15/2036(A)(E)	425	415
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
5.597%, TSFR1M + 1.034%, 10/15/2036(A)(E)	226	225
BX Commercial Mortgage Trust, Ser 2019-XL, Cl E
6.477%, TSFR1M + 1.914%, 10/15/2036(A)(E)	1,062	1,044
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
6.077%, TSFR1M + 1.514%, 10/15/2037(A)(E)	770	752
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl B
5.838%, ICE LIBOR USD 1 Month + 1.250%, 11/15/2038(A)(E)	1,000	978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl C
6.059%, ICE LIBOR USD 1 Month + 1.471%, 12/15/2038(A)(E)	$1,000	$967
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl D
5.988%, ICE LIBOR USD 1 Month + 1.400%, 06/15/2038(A)(E)	1,489	1,432
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.240%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(E)	240	235
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl E
6.588%, ICE LIBOR USD 1 Month + 2.000%, 09/15/2036(A)(E)	1,000	961
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.288%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(E)	195	190
BX Commercial Mortgage Trust, Ser 2022-LP2, Cl A
5.575%, TSFR1M + 1.013%, 02/15/2039(A)(E)	1,857	1,829
BX Trust, Ser 2021-SDMF, Cl B
5.326%, ICE LIBOR USD 1 Month + 0.738%, 09/15/2034(A)(E)	1,000	964
BX Trust, Ser 2022-LBA6, Cl A
5.563%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	206
BX Trust, Ser 2022-VAMF, Cl D
6.443%, TSFR1M + 1.880%, 01/15/2039(A)(E)	1,000	959
BX, Ser 2021-MFM1, Cl C
5.877%, TSFR1M + 1.314%, 01/15/2034(A)(E)	904	881
BXHPP Trust, Ser 2021-FILM, Cl C
5.688%, ICE LIBOR USD 1 Month + 1.100%, 08/15/2036(A)(E)	1,530	1,437
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
5.838%, ICE LIBOR USD 1 Month + 1.250%, 12/15/2037(A)(E)	2,000	1,985
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
6.738%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2037(A)(E)	2,000	1,962
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.789%, 02/25/2037(A)	119	117

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
4.138%, 06/25/2035(A)	$259	$248
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	3
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.517%, 03/15/2049(A)	95	94
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
5.543%, ICE LIBOR USD 1 Month + 0.955%, 12/15/2036(A)(E)	1,000	987
Cold Storage Trust, Ser 2020-ICE5, Cl D
6.688%, ICE LIBOR USD 1 Month + 2.100%, 11/15/2037(A)(E)	1,474	1,458
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	102	87
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	40	36
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(E)	25	23
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	127	103
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	2,552	2,018
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	59	50
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(E)	1,679	1,328
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	336	270
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(E)	863	712
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	337	272
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	910	891
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	116	96
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.394%, 08/10/2030(A)(E)	800	712

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.592%, 08/10/2046(A)	$29,838	$25
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.510%, 02/10/2047(A)	24,486	75
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.672%, 02/10/2047(A)(E)	700	660
COMM Mortgage Trust, Ser 2014-UBS6, Cl B
4.349%, 12/10/2047(A)	400	377
COMM Mortgage Trust, Ser 2015-CR23, Cl C
4.303%, 05/10/2048(A)	500	460
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(E)	700	657
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M1
5.234%, SOFR30A + 0.750%, 10/25/2041(A)(E)	183	182
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
5.684%, SOFR30A + 1.200%, 01/25/2042(A)(E)	1,361	1,347
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
6.584%, SOFR30A + 2.100%, 03/25/2042(A)(E)	776	778
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
6.384%, SOFR30A + 1.900%, 04/25/2042(A)(E)	386	385
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
7.443%, SOFR30A + 2.950%, 06/25/2042(A)(E)	1,201	1,226
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
4.917%, ICE LIBOR USD 1 Month + 0.300%, 07/25/2035(A)	239	237
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(E)	178	142
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
3.518%, 06/25/2034(A)	1,051	1,007
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(E)(F)	227	211
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	142	113
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	139	117

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(E)	$249	$202
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
5.588%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2034(A)(E)	1,100	1,069
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
5.391%, ICE LIBOR USD 1 Month + 0.803%, 05/15/2035(A)(E)	1,828	1,817
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	43	39
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	348	295
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	557	469
Eagle Re, Ser 2021-2, Cl M1A
6.034%, SOFR30A + 1.550%, 04/25/2034(A)(E)	2,533	2,530
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	396	366
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	495	442
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(E)	765	622
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(E)	92	74
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.289%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(E)	350	341
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl M1
5.234%, SOFR30A + 0.750%, 10/25/2033(A)(E)	588	584
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.134%, SOFR30A + 1.650%, 01/25/2034(A)(E)	199	199
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M1
5.334%, SOFR30A + 0.850%, 11/25/2041(A)(E)	2,444	2,405
FHLMC STACR REMIC Trust, Ser 2021-HQA2, Cl M1
5.184%, SOFR30A + 0.700%, 12/25/2033(A)(E)	369	366

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-HQA3, Cl M1
5.334%, SOFR30A + 0.850%, 09/25/2041(A)(E)	$2,143	$2,065
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
5.434%, SOFR30A + 0.950%, 12/25/2041(A)(E)	2,797	2,707
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
5.484%, SOFR30A + 1.000%, 01/25/2042(A)(E)	1,726	1,698
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
6.334%, SOFR30A + 1.850%, 01/25/2042(A)(E)	825	792
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.784%, SOFR30A + 1.300%, 02/25/2042(A)(E)	1,449	1,439
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1A
6.484%, SOFR30A + 2.000%, 04/25/2042(A)(E)	1,336	1,342
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
6.634%, SOFR30A + 2.150%, 09/25/2042(A)(E)	449	451
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
6.584%, SOFR30A + 2.100%, 03/25/2042(A)(E)	1,610	1,613
FHLMC STACR REMIC Trust, Ser 2022-HQA3, Cl M1A
6.784%, SOFR30A + 2.300%, 08/25/2042(A)(E)	489	492
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
5.567%, ICE LIBOR USD 1 Month + 0.950%, 12/25/2030(A)(E)	1,662	1,653
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
5.567%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048(A)(E)	752	748
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M1
5.284%, SOFR30A + 0.800%, 08/25/2033(A)(E)	144	143
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2022-HQA2, Cl M1A
7.134%, SOFR30A + 2.650%, 07/25/2042(A)(E)	210	212

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl M2
3.904%, 07/25/2046(A)	$404	$378
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
9.617%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	42	42
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.517%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	123	130
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M1
5.384%, SOFR30A + 0.900%, 11/25/2041(A)(E)	1,033	1,021
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(E)(F)	48	43
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(E)	196	184
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(E)	795	663
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(E)	148	121
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(E)	502	393
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.291%, 03/10/2044(A)(E)	966	–
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
5.938%, ICE LIBOR USD 1 Month + 1.350%, 12/15/2036(A)(E)	500	490
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
5.988%, ICE LIBOR USD 1 Month + 1.400%, 12/15/2036(A)(E)	1,000	973
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	829	696
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
4.367%, 01/25/2035(A)	45	40
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.849%, 04/25/2035(A)	152	135
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
4.521%, 08/19/2034(A)	826	808
Hilton Orlando Trust, Ser 2018-ORL, Cl B
5.888%, ICE LIBOR USD 1 Month + 1.300%, 12/15/2034(A)(E)	1,000	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Home Re, Ser 2021-2, Cl M1A
5.734%, SOFR30A + 1.250%, 01/25/2034(A)(E)	$653	$653
HPLY Trust, Ser 2019-HIT, Cl B
5.938%, ICE LIBOR USD 1 Month + 1.350%, 11/15/2036(A)(E)	383	375
Impac CMB Trust, Ser 2004-6, Cl 1A2
5.397%, ICE LIBOR USD 1 Month + 0.780%, 10/25/2034(A)	588	561
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	205	169
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	156	123
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	148	122
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	379	370
Intown Mortgage Trust, Ser 2022-STAY, Cl A
7.051%, TSFR1M + 2.489%, 08/15/2039(A)(E)	1,500	1,502
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
5.748%, ICE LIBOR USD 1 Month + 1.160%, 07/15/2036(A)(E)	1,000	989
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Cl A
3.287%, 01/10/2037(E)	1,000	935
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037(A)(E)	12,500	306
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.137%, 06/25/2035(A)	183	178
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.679%, 07/25/2035(A)	382	370
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.184%, 11/25/2033(A)	69	66
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
4.000%, 07/25/2035(A)	284	274
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
4.188%, 07/25/2035(A)	312	295

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.789%, 06/25/2037(A)	$26	$20
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.367%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(E)	77	75
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
5.388%, ICE LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(E)	150	149
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl E
6.388%, ICE LIBOR USD 1 Month + 1.800%, 05/15/2036(A)(E)	1,250	1,232
Life Mortgage Trust, Ser 2021-BMR, Cl E
6.338%, ICE LIBOR USD 1 Month + 1.750%, 03/15/2038(A)(E)	1,229	1,191
Life Mortgage Trust, Ser 2021-BMR, Cl D
5.988%, ICE LIBOR USD 1 Month + 1.400%, 03/15/2038(A)(E)	983	952
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
5.858%, TSFR1M + 1.295%, 05/15/2039(A)(E)	2,000	1,993
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.871%, 07/25/2035(A)	19	16
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	733	705
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
5.017%, 10/20/2029(A)	106	105
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
5.237%, ICE LIBOR USD 1 Month + 0.620%, 10/25/2028(A)	319	294
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.611%, 12/25/2034(A)	495	458
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
5.077%, ICE LIBOR USD 1 Month + 0.460%, 03/25/2030(A)	649	589
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
4.198%, 02/25/2035(A)	273	253
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
4.198%, 02/25/2035(A)	1,332	1,235
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
4.198%, 02/25/2035(A)	368	329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.817%, 07/25/2035(A)	$250	$134
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
4.128%, 01/25/2037(A)	448	436
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	131	122
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(E)	622	573
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(E)	43	39
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	82	72
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(E)	749	662
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(E)	1,196	975
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl D
6.189%, ICE LIBOR USD 1 Month + 1.601%, 04/15/2038(A)(E)	1,500	1,457
MHP, Ser 2021-STOR, Cl A
5.288%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(E)	105	103
MHP, Ser 2022-MHIL, Cl B
5.677%, TSFR1M + 1.114%, 01/15/2027(A)(E)	1,943	1,885
MHP, Ser 2022-MHIL, Cl A
5.377%, TSFR1M + 0.815%, 01/15/2027(A)(E)	131	128
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(E)	103	99
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	89	82
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.403%, 11/25/2034(A)	577	537
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
3.793%, 07/25/2034(A)	264	244
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
4.383%, 10/25/2034(A)	566	549
MortgageIT Trust, Ser 2005-1, Cl 2A
5.816%, ICE LIBOR USD 1 Month + 1.250%, 02/25/2035(A)	217	205

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust, Ser 2018-SELF, Cl A
5.488%, ICE LIBOR USD 1 Month + 0.900%, 10/15/2037(A)(E)	$1,330	$1,319
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	126	119
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
6.117%, ICE LIBOR USD 1 Month + 1.500%, 06/25/2057(A)(E)	1,056	1,038
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	337	313
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	487	457
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
5.517%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2048(A)(E)	1,142	1,118
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
5.367%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2048(A)(E)	1,847	1,805
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.667%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2048(A)(E)	1,906	1,846
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(E)	74	67
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	34	30
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(E)	59	53
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(E)	257	210
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
5.757%, ICE LIBOR USD 1 Month + 1.140%, 11/25/2034(A)	577	567
Oaktown Re VII, Ser 2021-2, Cl M1A
6.084%, SOFR30A + 1.600%, 04/25/2034(A)(E)	1,000	996
OBX Trust, Ser 2018-1, Cl A2
5.267%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(E)	793	755

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust, Ser 2020-INV1, Cl A11
5.406%, ICE LIBOR USD 1 Month + 0.900%, 12/25/2049(A)(E)	$351	$327
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(E)	1,461	1,131
OPG Trust, Ser 2021-PORT, Cl D
5.719%, ICE LIBOR USD 1 Month + 1.131%, 10/15/2036(A)(E)	685	657
PKHL Commercial Mortgage Trust, Ser 2021-MF, Cl F
7.938%, ICE LIBOR USD 1 Month + 3.350%, 07/15/2038(A)(E)	400	369
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(E)(F)	86	76
Radnor Re, Ser 2020-1, Cl M1A
5.567%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(A)(E)	69	69
Radnor Re, Ser 2021-1, Cl M1B
6.184%, SOFR30A + 1.700%, 12/27/2033(A)(E)	2,000	1,999
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.228%, 08/25/2022(A)	410	252
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	23	22
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
5.398%, ICE LIBOR USD 1 Month + 0.800%, 10/20/2027(A)	776	743
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
5.298%, ICE LIBOR USD 1 Month + 0.700%, 09/20/2032(A)	280	260
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.138%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	1,433	1,284
Sequoia Mortgage Trust, Ser 2004-3, Cl A
5.215%, ICE LIBOR USD 6 Month + 0.500%, 05/20/2034(A)	218	217
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
4.335%, 06/20/2034(A)	770	679
SG Residential Mortgage Trust, Ser 2019-3, Cl A3
3.082%, 09/25/2059(A)(E)	1,902	1,832
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(E)	270	214
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,691	1,357
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	105	92

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	$9	$8
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	433	405
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(E)	51	47
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(E)	158	127
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
4.987%, ICE LIBOR USD 1 Month + 0.370%, 07/25/2034(A)	857	840
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.911%, 04/25/2035(A)	575	531
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
5.357%, ICE LIBOR USD 1 Month + 0.740%, 09/25/2034(A)	1,659	1,498
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.416%, 04/25/2045(A)	719	670
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	1,492	1,257
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(E)	59	58
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(E)	46	45
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(E)	688	652
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
4.202%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(E)	536	534
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	151	144
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(E)	697	664
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(E)	909	837

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
5.617%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2048(A)(E)	$453	$452
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.517%, ICE LIBOR USD 1 Month + 1.900%, 05/25/2058(A)(E)	3,000	2,956
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	1,231	1,125
VASA Trust, Ser 2021-VASA, Cl B
5.838%, ICE LIBOR USD 1 Month + 1.250%, 07/15/2039(A)(E)	2,000	1,852
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	722	641
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	736	599
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(E)(F)	22	21
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(E)	33	31
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(E)(F)	13	12
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(E)(F)	26	24
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(E)(F)	660	598
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	885	734
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	181	148
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	106	90
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	136	108
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	699	554
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(E)	110	98
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	858	753
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	87	78
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(E)(F)	715	655

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2023-1, Cl A1
5.850%, 12/25/2067(E)(F)	$994	$983
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	427	386
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	1,158	1,054
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.233%, 10/25/2033(A)	573	530
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.819%, 08/25/2033(A)	594	540
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.122%, 09/25/2033(A)	580	531
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
3.934%, 03/25/2034(A)	1,170	1,139
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
4.140%, 10/25/2034(A)	396	355
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
4.076%, 01/25/2035(A)	936	843
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
4.193%, 12 Month Treas Avg + 1.400%, 04/25/2044(A)	1,396	1,335
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
3.897%, 08/25/2034(A)	1,451	1,349
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	52	50
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.615%, 07/25/2034(A)	123	126
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
4.017%, 10/25/2034(A)	589	551
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
7.352%, TSFR1M + 2.789%, 11/15/2027(A)(E)	1,000	1,000

		169,667
Total Mortgage-Backed Securities
(Cost $185,383) ($ Thousands)		174,324

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 21.0%
Automotive — 2.3%

American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (E)	$13	$13
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (E)	115	115
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	475	462
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	550	523
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	281
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (E)	50	49
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (E)	257	249
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (E)	1	1
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	95	95
CarMax Auto Owner Trust, Ser 2021-3, Cl A2A
0.290%, 09/16/2024	10	10
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	102	96
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	48	44
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	130	119
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	44	44
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	235	224
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (E)	67	66
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (E)	250	241
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (E)	147	145

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (E)	$175	$175
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (E)	18	18
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A1
5.330%, 03/20/2024 (E)	99	99
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (E)	6	6
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	58	58
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	1,000	923
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	45	45
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (E)	85	80
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (E)	94	93
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (E)	610	576
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (E)	75	74
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (E)	215	206
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (E)	83	81
Ford Credit Auto Lease Trust, Ser 2021-B, Cl B
0.660%, 01/15/2025	150	144
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (E)	90	88
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (E)	47	46
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (E)	32	32
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (E)	146	145
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	55	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables 2020-1 Owner Trust, Ser 2020-1, Cl A4
1.630%, 10/21/2026	$300	$296
Hyundai Auto Receivables Trust, Ser 2021-A, Cl A3
0.380%, 09/15/2025	597	579
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl C
0.969%, 12/26/2028 (E)	378	362
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (E)	906	852
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (E)	182	176
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (E)	232	221
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A1
5.383%, 03/15/2024 (E)	112	112
Santander Bank - SBCLN, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (E)	282	272
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (E)	912	911
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	85	85
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	65	65
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	1,425	1,334
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	100	99
Securitized Term Auto Receivables Trust, Ser 2019-CRTA, Cl D
4.572%, 03/25/2026 (E)	148	147
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (E)	57	56
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (E)	100	100
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (E)	9	9

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (E)	$85	$85
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (E)	355	354
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (E)	224	222
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (E)	32	32
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (E)	140	136
		12,226

Mortgage Related Securities — 0.8%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.519%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	15	15
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
6.492%, ICE LIBOR USD 1 Month + 1.875%, 11/25/2050 (A)	548	563
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
5.517%, ICE LIBOR USD 1 Month + 0.900%, 09/25/2034 (A)	785	775
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
5.234%, SOFR30A + 0.750%, 01/25/2070 (A)(E)	1,820	1,804
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
5.534%, SOFR30A + 1.050%, 11/25/2069 (A)(E)	1,054	1,045
		4,202

Other Asset-Backed Securities — 17.9%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (E)	11	11
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (E)	32	32
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (E)	260	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (E)	$85	$83
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (E)	84	81
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (E)	103	101
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	700	610
Allegro CLO V, Ser 2021-1A, Cl AR
5.742%, ICE LIBOR USD 3 Month + 0.950%, 10/16/2030 (A)(E)	982	965
Allegro CLO VII, Ser 2018-1A, Cl D
7.642%, ICE LIBOR USD 3 Month + 2.850%, 06/13/2031 (A)(E)	400	364
AMMC CLO XI, Ser 2018-11A, Cl BR2
6.402%, ICE LIBOR USD 3 Month + 1.600%, 04/30/2031 (A)(E)	1,000	984
AMMC CLO XI, Ser 2018-11A, Cl CR2
6.702%, ICE LIBOR USD 3 Month + 1.900%, 04/30/2031 (A)(E)	700	657
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (E)	131	126
Amur Equipment Finance Receivables VIII LLC, Ser 2020-1A, Cl B
2.500%, 03/20/2026 (E)	173	172
Anchorage Capital CLO, Ser 2018-5RA, Cl A
5.782%, ICE LIBOR USD 3 Month + 0.990%, 01/15/2030 (A)(E)	1,168	1,160
Apidos CLO XII, Ser 2018-12A, Cl AR
5.872%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(E)	725	719
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.818%, ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (A)(E)	410	406
Apidos CLO XVIII, Ser 2018-18A, Cl A1
5.955%, ICE LIBOR USD 3 Month + 1.140%, 10/22/2030 (A)(E)	750	744
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	120	106
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
6.064%, ICE LIBOR USD 3 Month + 1.200%, 05/15/2030 (A)(E)	725	703
Arm Master Trust LLC Agricultural Loan Backed Notes, Ser 2022-T1, Cl A
4.400%, 06/16/2025 (E)	200	200

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (E)	$89	$87
Atrium XIII, Ser 2017-13A, Cl B
6.315%, ICE LIBOR USD 3 Month + 1.500%, 11/21/2030 (A)(E)	700	685
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (E)	195	188
Avery Point IV CLO, Ser 2014-1A, Cl D
8.318%, ICE LIBOR USD 3 Month + 3.500%, 04/25/2026 (A)(E)	434	432
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
5.775%, ICE LIBOR USD 3 Month + 0.960%, 04/23/2031 (A)(E)	450	446
Ballyrock CLO, Ser 2018-1A, Cl A1
5.808%, ICE LIBOR USD 3 Month + 1.000%, 04/20/2031 (A)(E)	735	727
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	693	596
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
5.742%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(E)	420	415
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (E)	263	250
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (E)	205	202
BlueMountain CLO XXIII, Ser 2018-23A, Cl C
6.958%, ICE LIBOR USD 3 Month + 2.150%, 10/20/2031 (A)(E)	800	766
BlueMountain Fuji US Clo II, Ser 2017-2A, Cl C
7.808%, ICE LIBOR USD 3 Month + 3.000%, 10/20/2030 (A)(E)	400	341
BRE Grand Islander Timeshare Issuer LLC, Ser 2017-1A, Cl A
2.940%, 05/25/2029 (E)	1,625	1,574
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	735	694
BSPRT Issuer, Ser 2022-FL8, Cl A
5.901%, SOFR30A + 1.500%, 02/15/2037 (A)(E)	275	270
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
6.189%, ICE LIBOR USD 3 Month + 1.325%, 05/15/2031 (A)(E)	1,000	983

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.788%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(E)	$303	$300
Carlyle US CLO, Ser 2021-2A, Cl A1R
5.858%, ICE LIBOR USD 3 Month + 1.050%, 07/20/2031 (A)(E)	1,450	1,436
Carlyle US CLO, Ser 2021-3A, Cl BR
6.808%, ICE LIBOR USD 3 Month + 2.000%, 07/20/2029 (A)(E)	500	475
CARS-DB4, Ser 2020-1A, Cl B1
4.170%, 02/15/2050 (E)	400	372
Catskill Park CLO, Ser 2017-1A, Cl A1B
6.158%, ICE LIBOR USD 3 Month + 1.350%, 04/20/2029 (A)(E)	1,000	986
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (E)	32	31
Cedar Funding X CLO, Ser 2021-10A, Cl CR
6.858%, ICE LIBOR USD 3 Month + 2.050%, 10/20/2032 (A)(E)	450	433
CIFC Funding, Ser 2017-5A, Cl B
6.642%, ICE LIBOR USD 3 Month + 1.850%, 11/16/2030 (A)(E)	500	478
CIFC Funding, Ser 2018-3A, Cl AR
5.668%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(E)	750	743
CIFC Funding, Ser 2018-4A, Cl A1
5.942%, ICE LIBOR USD 3 Month + 1.150%, 10/17/2031 (A)(E)	700	689
CIFC Funding, Ser 2021-1A, Cl AR
5.908%, ICE LIBOR USD 3 Month + 1.100%, 04/20/2032 (A)(E)	1,000	988
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (E)	12	12
Crown City CLO IV, Ser 2022-4A, Cl D
11.558%, TSFR3M + 7.900%, 10/20/2033 (A)(E)	500	475
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	362	340
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (E)	150	145
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
6.458%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2028 (A)(E)	1,000	993
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (E)	89	85
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	311
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (E)	50	50

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (E)	$125	$122
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	1,164	1,090
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
5.617%, ICE LIBOR USD 1 Month + 1.000%, 01/27/2070 (A)(E)	622	605
Elara HGV Timeshare Issuer LLC, Ser 2017-A, Cl A
2.690%, 03/25/2030 (E)	324	312
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	993	921
Elevation CLO, Ser 2017-2A, Cl A1R
6.124%, TSFR3M + 1.492%, 10/15/2029 (A)(E)	727	724
ExteNet LLC, Ser 2019-1A, Cl A2
3.204%, 07/26/2049 (E)	2,000	1,885
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (E)	38	37
Five Guys Funding LLC, Ser 2017-1A, Cl A2
4.600%, 07/25/2047 (E)	761	735
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (E)	320	311
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
5.718%, ICE LIBOR USD 3 Month + 0.910%, 11/20/2030 (A)(E)	275	273
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/2028 (E)	363	359
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (E)	445	430
Invitation Homes Trust, Ser 2018-SFR4, Cl C
6.001%, ICE LIBOR USD 1 Month + 1.400%, 01/17/2038 (A)(E)	2,000	1,981
ITE Rail Fund Levered, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	557	472
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
5.556%, ICE LIBOR USD 1 Month + 1.050%, 11/25/2050 (A)	1,417	1,386
Kentucky Higher Education Student Loan, Ser 2021-1, Cl A1B
5.286%, ICE LIBOR USD 1 Month + 0.780%, 03/25/2051 (A)	2,638	2,548
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
5.128%, ICE LIBOR USD 3 Month + 0.310%, 07/25/2029 (A)	22	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KKR CLO 12, Ser 2018-12, Cl AR2A
5.927%, ICE LIBOR USD 3 Month + 1.135%, 10/15/2030 (A)(E)	$482	$479
KKR CLO 20, Ser 2017-20, Cl B
6.342%, ICE LIBOR USD 3 Month + 1.550%, 10/16/2030 (A)(E)	636	627
KKR CLO 21, Ser 2018-21, Cl A
5.792%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(E)	580	575
LCM XXIV, Ser 2021-24A, Cl AR
5.788%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(E)	266	263
Madison Park Funding XIX, Ser 2020-19A, Cl A2R2
6.315%, ICE LIBOR USD 3 Month + 1.500%, 01/22/2028 (A)(E)	600	595
Madison Park Funding XLI, Ser 2017-12A, Cl DR
7.615%, ICE LIBOR USD 3 Month + 2.800%, 04/22/2027 (A)(E)	500	485
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
5.815%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(E)	245	242
Magnetite XVIII, Ser 2018-18A, Cl BR
6.364%, ICE LIBOR USD 3 Month + 1.500%, 11/15/2028 (A)(E)	1,000	982
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (E)	29	29
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (E)	146	144
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (E)	400	381
MF1, Ser 2022-FL8, Cl A
5.784%, SOFR30A + 1.350%, 02/19/2037 (A)(E)	250	247
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
5.256%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2061 (A)	817	777
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
5.206%, ICE LIBOR USD 1 Month + 0.700%, 03/25/2061 (A)	2,536	2,406
MMAF Equipment Finance LLC, Ser 2018-A, Cl A4
3.390%, 01/10/2025 (E)	138	138
Mountain View CLO LLC, Ser 2020-1A, Cl AR
5.882%, ICE LIBOR USD 3 Month + 1.090%, 10/16/2029 (A)(E)	869	858

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (E)	$450	$447
Navient Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 12/16/2058 (E)	168	165
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
5.588%, ICE LIBOR USD 1 Month + 1.000%, 04/15/2069 (A)(E)	1,123	1,111
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	391	360
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	719	653
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
5.217%, ICE LIBOR USD 1 Month + 0.600%, 12/26/2069 (A)(E)	1,090	1,068
Navient Student Loan Trust, Ser 2021-2A, Cl A1B
5.167%, ICE LIBOR USD 1 Month + 0.550%, 02/25/2070 (A)(E)	1,538	1,502
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
5.725%, ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)(E)	590	585
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
5.715%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(E)	400	395
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
5.848%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)(E)	1,000	988
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
5.817%, ICE LIBOR USD 1 Month + 1.200%, 09/25/2060 (A)	684	678
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (E)	169	162
Oxford Finance Funding LLC, Ser 2019-1A, Cl A2
4.459%, 02/15/2027 (E)	189	187
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (E)	590	583
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
5.608%, ICE LIBOR USD 3 Month + 0.800%, 07/20/2029 (A)(E)	172	170

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
5.592%, ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (A)(E)	$485	$479
PFS Financing, Ser 2020-E, Cl A
1.000%, 10/15/2025 (E)	1,000	971
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (E)	1,000	932
Prodigy Finance DAC, Ser 2021-1A, Cl A
5.867%, ICE LIBOR USD 1 Month + 1.250%, 07/25/2051 (A)(E)	1,095	1,070
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
7.250%, Prime Rate + -0.500%, 12/27/2044 (A)(E)	345	329
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/2049 (E)(F)	385	371
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (E)	284	277
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
5.338%, ICE LIBOR USD 1 Month + 0.750%, 11/15/2035 (A)(E)	1,412	1,387
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
5.588%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2037 (A)(E)	811	796
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2B
5.356%, ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (A)(E)	1,556	1,518
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
5.467%, ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (A)(E)	2,097	2,049
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
5.318%, ICE LIBOR USD 1 Month + 0.730%, 01/15/2053 (A)(E)	2,047	1,986
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (E)	24	23
Sound Point CLO XXIII, Ser 2021-2A, Cl X
3.212%, ICE LIBOR USD 3 Month + 0.700%, 07/15/2034 (A)(E)	640	638
STAR Trust, Ser 2021-SFR1, Cl C
5.652%, ICE LIBOR USD 1 Month + 1.050%, 04/17/2038 (A)(E)	1,000	976
STAR Trust, Ser 2021-SFR1, Cl D
5.902%, ICE LIBOR USD 1 Month + 1.300%, 04/17/2038 (A)(E)	1,000	973

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
STAR Trust, Ser 2021-SFR2, Cl C
6.201%, ICE LIBOR USD 1 Month + 1.600%, 01/17/2024 (A)(E)	$3,000	$2,915
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
5.337%, ICE LIBOR USD 1 Month + 0.720%, 11/25/2033 (A)	1,624	1,520
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
5.617%, ICE LIBOR USD 1 Month + 1.000%, 09/25/2034 (A)	2,323	2,254
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
5.446%, ICE LIBOR USD 1 Month + 0.940%, 09/25/2034 (A)	732	705
Symphony Static CLO I, Ser 2021-1A, Cl A
5.648%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(E)	1,194	1,180
Symphony Static CLO I, Ser 2021-1A, Cl D
7.568%, ICE LIBOR USD 3 Month + 2.750%, 10/25/2029 (A)(E)	500	479
TAL Advantage VII LLC, Ser 2020-1A, Cl A
2.050%, 09/20/2045 (E)	746	654
TCI-Flatiron CLO, Ser 2017-1A, Cl B
6.437%, ICE LIBOR USD 3 Month + 1.560%, 11/18/2030 (A)(E)	500	490
TIAA CLO I, Ser 2018-1A, Cl AR
6.008%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2031 (A)(E)	2,000	1,978
TICP CLO IX, Ser 2018-9A, Cl A
5.948%, ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)(E)	750	743
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	838	703
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(E)	888	832
Tricon American Homes Trust, Ser 2017-SFR2, Cl E
4.216%, 01/17/2036 (E)	1,500	1,470
Trimaran Cavu, Ser 2019-1A, Cl D
8.958%, ICE LIBOR USD 3 Month + 4.150%, 07/20/2032 (A)(E)	600	556
Trinity Rail Leasing LLC, Ser 2021-1A, Cl A
2.260%, 07/19/2051 (E)	468	397
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (E)	51	50
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (E)	127	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Verde CLO, Ser 2021-1A, Cl XR
5.542%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (A)(E)	$81	$81
Verizon Owner Trust, Ser 2020-C, Cl B
0.670%, 04/21/2025	750	721
Vibrant CLO VI, Ser 2021-6A, Cl AR
5.696%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(E)	150	149
Voya CLO, Ser 2018-3A, Cl A2R
6.195%, ICE LIBOR USD 3 Month + 1.400%, 10/18/2031 (A)(E)	818	806
Voya CLO, Ser 2020-2A, Cl A1RR
5.812%, ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (A)(E)	262	260
VSE VOI Mortgage LLC, Ser 2017-A, Cl A
2.330%, 03/20/2035 (E)	425	409
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (E)	601	586
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	693	599
		94,402

Total Asset-Backed Securities
(Cost $112,764) ($ Thousands)		110,830

CORPORATE OBLIGATIONS — 2.8%
Communication Services — 0.0%
Warnermedia Holdings
6.203%, SOFRINDX + 1.780%, 03/15/2024 (A)(E)	165	166

Consumer Discretionary — 0.6%
Caesars Resort Collection LLC
5.750%, 07/01/2025 (E)	535	534
General Motors Financial
5.138%, U.S. SOFR + 0.620%, 10/15/2024 (A)	600	596
Hilton Domestic Operating
4.000%, 05/01/2031 (E)	549	467
LBM Acquisition LLC
6.250%, 01/15/2029 (E)	1,304	929
Nordstrom
2.300%, 04/08/2024	160	151
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (E)	525	482

		3,159

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 0.0%
GSK Consumer Healthcare Capital US LLC
5.349%, U.S. SOFR + 0.890%, 03/24/2024 (A)	$250	$249

Energy — 0.0%
Enbridge
5.205%, SOFRINDX + 0.630%, 02/16/2024 (A)	250	249

Financials — 1.2%
Alliant Holdings Intermediate LLC
6.750%, 04/15/2028 (E)	600	587
American Tower Trust #1
3.652%, 03/23/2028 (E)	315	289
Athene Global Funding
5.275%, SOFRINDX + 0.700%, 05/24/2024 (A)(E)	450	447
Bank of America MTN
5.235%, U.S. SOFR + 0.660%, 02/04/2025 (A)	195	195
Blackstone Private Credit Fund
2.350%, 11/22/2024	235	219
Brighthouse Financial Global Funding MTN
5.272%, U.S. SOFR + 0.760%, 04/12/2024 (A)(E)	315	314
Capital One Financial
5.266%, U.S. SOFR + 0.690%, 12/06/2024 (A)	275	273
Citigroup
5.231%, U.S. SOFR + 0.669%, 05/01/2025 (A)	300	299
Deutsche Bank NY
5.794%, U.S. SOFR + 1.219%, 11/16/2027 (A)	325	311
5.075%, U.S. SOFR + 0.500%, 11/08/2023 (A)	400	400
0.962%, 11/08/2023	225	218
HSBC Holdings PLC
5.155%, U.S. SOFR + 0.580%, 11/22/2024 (A)	275	273
JPMorgan Chase
5.422%, U.S. SOFR + 0.885%, 04/22/2027 (A)	475	471
Macquarie Group MTN
5.227%, U.S. SOFR + 0.710%, 10/14/2025 (A)(E)	300	296
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (E)	350	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Markets
5.105%, U.S. SOFR + 0.530%, 08/12/2024 (A)(E)	$340	$336
SBA Tower Trust
6.599%, 01/15/2028 (E)	300	310
Societe Generale
5.587%, U.S. SOFR + 1.050%, 01/21/2026 (A)(E)	275	273
Toronto-Dominion Bank MTN
4.971%, U.S. SOFR + 0.590%, 09/10/2026 (A)	300	297

		6,083

Health Care — 0.1%
Baxter International
5.015%, SOFRINDX + 0.440%, 11/29/2024 (A)	275	273
Global Medical Response
6.500%, 10/01/2025 (E)	462	346
Syneos Health
3.625%, 01/15/2029 (E)	98	81

		700

Industrials — 0.3%
Boeing
1.950%, 02/01/2024	250	241
Chart Industries
9.500%, 01/01/2031 (E)	85	89
7.500%, 01/01/2030 (E)	448	455
CP Atlas Buyer
7.000%, 12/01/2028 (E)	710	529
DAE Funding LLC MTN
1.550%, 08/01/2024 (E)	205	192

		1,506

Information Technology — 0.0%
Cloud Software Group Holdings
6.500%, 03/31/2029 (E)	54	47

Materials — 0.4%
Chemours
4.625%, 11/15/2029 (E)	1,100	893
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (E)	816	608
Sealed Air
6.125%, 02/01/2028 (E)	232	228
Vulcan Materials
5.800%, 03/01/2026	150	150

		1,879

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 0.2%
Mississippi Power
4.763%, U.S. SOFR + 0.300%, 06/28/2024 (A)	$195	$192
NextEra Energy Capital Holdings
6.051%, 03/01/2025	60	60
Pacific Gas and Electric
3.250%, 02/16/2024	200	196
1.700%, 11/15/2023	125	121
Vistra Operations LLC
5.000%, 07/31/2027 (E)	370	344

		913

Total Corporate Obligations
(Cost $16,261) ($ Thousands)		14,951

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB
5.000%, 11/09/2023	185	185
4.875%, 11/07/2023	15	15
FHLB DN
4.846%, 08/02/2023(G)	1,200	1,175
4.815%, 07/21/2023(G)	684	671
4.805%, 07/14/2023(G)	134	131

Total U.S. Government Agency Obligations
(Cost $2,179) ($ Thousands)		2,177

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
4.114%, 04/13/2023 (G)	1,250	1,243

Total U.S. Treasury Obligation
(Cost $1,244) ($ Thousands)		1,243

	Shares
CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	20,680,153	20,680

Total Cash Equivalent
(Cost $20,680) ($ Thousands)		20,680

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 0.6%
BNP Paribas
4.550%, dated 02/28/2023 to be repurchased on 03/01/2023, repurchase price $3,400,430 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $3,299,516, 2.000% - 6.500%, 03/15/2032 – 02/01/2053; with total market value $3,468,001) (H)	$3,400	$3,400
Total Repurchase Agreement
(Cost $3,400) ($ Thousands)		3,400

Total Investments in Securities — 96.6%
(Cost $531,253) ($ Thousands)		$510,994

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Opportunistic Income Fund (Concluded)

A list of the open future contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Short Contracts
U.S. 2-Year Treasury Notes	(21)	Jun-2023	$(4,287)	$(4,278)	$9
U.S. 10-Year Treasury Notes	(30)	Jun-2023	(3,352)	(3,350)	2
			$(7,639)	$(7,628)	$11

Percentages are based on Net Assets of $529,172 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.

(D)

Security considered restricted, excluding 144A. The total market value of such securities as of February 28, 2023 was $1,859 ($ Thousands) and represented 0.4% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $234,745 ($ Thousands), representing 44.4% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Tri-Party Repurchase Agreement.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$42,196	$259,597	$(281,113)	$—	$—	$20,680	$475	$—

A list of the restricted securities, excluding 144A, held by the Fund at February 28, 2023, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Loan Participation
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien	1,872	01/18/2019	$1,853	$1,859

Amounts designated as "—" are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 38.2%
Agency Mortgage-Backed Obligations — 31.3%
FHLMC
7.500%, 08/01/2030 to 12/01/2036	$169	$173
7.000%, 05/01/2024 to 03/01/2039	49	51
6.500%, 10/01/2031 to 03/01/2053	1,409	1,450
6.000%, 01/01/2028 to 12/01/2052	3,103	3,156
5.500%, 02/01/2035 to 01/01/2053	9,373	9,416
5.000%, 08/01/2033 to 01/01/2053	15,413	15,199
4.500%, 11/01/2025 to 08/01/2052	10,293	10,141
4.000%, 09/01/2040 to 01/01/2052	23,942	23,044
3.500%, 03/01/2033 to 05/01/2052	60,317	56,278
3.000%, 03/01/2031 to 04/01/2052	65,719	58,729
2.500%, 10/01/2031 to 05/01/2052	140,009	119,973
2.000%, 09/01/2040 to 05/01/2052	115,838	96,262
1.500%, 10/01/2041 to 05/01/2051	27,060	21,001
FHLMC ARM
5.912%, ICE LIBOR USD 12 Month + 1.688%, 02/01/2043(A)	325	333
5.497%, ICE LIBOR USD 12 Month + 1.770%, 09/01/2042(A)	195	200
4.301%, SOFR30A + 2.130%, 07/01/2052(A)	1,282	1,245
4.192%, ICE LIBOR USD 12 Month + 1.926%, 12/01/2036(A)	40	39
4.119%, SOFR30A + 2.380%, 09/01/2052(A)	738	712
3.986%, SOFR30A + 2.140%, 08/01/2052(A)	1,424	1,354
3.968%, ICE LIBOR USD 12 Month + 1.636%, 04/01/2048(A)	2,760	2,771
3.912%, SOFR30A + 2.130%, 07/01/2052(A)	1,071	1,030
3.845%, ICE LIBOR USD 12 Month + 1.595%, 10/01/2036(A)	10	10
3.725%, ICE LIBOR USD 12 Month + 1.687%, 09/01/2047(A)	1,334	1,359
3.516%, ICE LIBOR USD 12 Month + 2.330%, 05/01/2036(A)	27	27
3.470%, ICE LIBOR USD 12 Month + 1.637%, 03/01/2049(A)	1,151	1,145
3.096%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(A)	817	780
3.007%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	2,865	2,701
2.877%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(A)	1,018	975
2.837%, ICE LIBOR USD 12 Month + 1.719%, 01/01/2044(A)	483	491
2.818%, ICE LIBOR USD 12 Month + 1.640%, 05/01/2049(A)	713	694
2.672%, ICE LIBOR USD 12 Month + 1.611%, 10/01/2043(A)	265	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.661%, ICE LIBOR USD 12 Month + 1.637%, 09/01/2045(A)	$2,594	$2,635
2.557%, ICE LIBOR USD 12 Month + 1.606%, 09/01/2043(A)	116	118
2.551%, ICE LIBOR USD 12 Month + 1.646%, 10/01/2043(A)	448	455
2.507%, ICE LIBOR USD 12 Month + 1.631%, 11/01/2043(A)	240	242
2.358%, ICE LIBOR USD 12 Month + 1.635%, 07/01/2043(A)	149	151
2.304%, ICE LIBOR USD 12 Month + 1.642%, 08/01/2043(A)	216	219
2.289%, ICE LIBOR USD 12 Month + 1.650%, 03/01/2043(A)	294	302
2.091%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.285%, 03/01/2047(A)	488	459
FHLMC CMO, Ser 2021-5119, Cl QF
4.684%, SOFR30A + 0.200%, 06/25/2051(A)	1,886	1,814
FHLMC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	944	776
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	148
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	806
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.181%, 10/25/2032(A)	18,999	331
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.598%, 12/25/2035(A)	15,897	781
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	12,999	200
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.472%, 02/25/2036(A)	4,989	201
FHLMC Multifamily Structured Pass Through Certificates, Ser K032, Cl X1, IO
0.058%, 05/25/2023(A)	51,818	11
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(A)	605	583
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl X1, IO
0.561%, 03/25/2029(A)	3,877	110
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
0.952%, 05/25/2029(A)	3,966	185

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
0.880%, 06/25/2029(A)	$2,982	$133
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.148%, 06/25/2029(A)	6,800	419
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl XAM, IO
1.240%, 06/25/2029(A)	700	46
FHLMC Multifamily Structured Pass Through Certificates, Ser K101, Cl X1, IO
0.835%, 10/25/2029(A)	1,290	57
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.348%, 09/25/2031(A)	15,359	371
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.297%, 03/25/2032(A)	6,798	154
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.342%, 04/25/2055(A)	6,996	185
FHLMC Multifamily Structured Pass Through Certificates, Ser K144, Cl A2
2.450%, 04/25/2032	1,971	1,682
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.317%, 06/25/2055(A)	7,494	189
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl A2
2.580%, 05/25/2032	1,971	1,690
FHLMC Multifamily Structured Pass Through Certificates, Ser K146, Cl A2
2.920%, 06/25/2032	1,557	1,374
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.357%, 06/25/2032(A)	9,993	292
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl A2
3.000%, 06/25/2032(A)	3,784	3,361
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.264%, 08/25/2032(A)	10,993	255
FHLMC Multifamily Structured Pass Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033(A)	4,400	4,245
FHLMC Multifamily Structured Pass Through Certificates, Ser K726, Cl X1, IO
0.903%, 04/25/2024(A)	8,803	71
FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Cl X1, IO
1.288%, 07/25/2026(A)	967	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K737, Cl X1, IO
0.637%, 10/25/2026(A)	$8,354	$150
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.570%, 12/25/2027(A)	2,993	67
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.779%, 03/25/2028(A)	6,196	166
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.212%, 06/25/2027(A)	1,523	47
FHLMC Multifamily Structured Pass Through Certificates, Ser KG07, Cl A2
3.123%, 08/25/2032(A)	1,969	1,762
FHLMC Multifamily Structured Pass Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,003
FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(A)	1,395	1,153
FHLMC Multifamily Structured Pass Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,073
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	6	6
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	53	54
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	17	18
FHLMC REMIC CMO, Ser 2003-2671, Cl S
6.347%, 09/15/2033(A)	25	25
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	49	47
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	115	115
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	497	510
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	2
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
1.442%, 05/15/2038(A)	34	2
FHLMC REMIC CMO, Ser 2009-3546, Cl A
3.084%, 02/15/2039(A)	33	34
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
1.642%, 01/15/2040(A)	52	4
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
1.362%, 05/15/2041(A)	300	14

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	$222	$206
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
2.022%, 04/15/2042(A)	28	3
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	1,082	1,014
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	212	20
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	2,499	2,352
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	145	24
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	593	504
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	498	399
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	229	226
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,365	1,234
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	283	246
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	133	117
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,189	1,080
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,883	308
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	413	60
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,144	178
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	6,781	1,209
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	501	76
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	860	115
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	295	43
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,394	219

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	$551	$81
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	5,930	1,085
FHLMC REMIC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,321	148
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,486	1,991
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,285	1,014
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,642	229
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	2,160	1,857
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,351	1,193
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,955	1,740
FHLMC REMIC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	1,946	1,686
FHLMC REMIC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	866	754
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,722	1,544
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,811
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.984%, SOFR30A + 1.500%, 10/25/2041(A)(D)	2,300	2,209
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
5.484%, SOFR30A + 1.000%, 01/25/2042(A)(D)	3,408	3,353
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
6.884%, SOFR30A + 2.400%, 02/25/2042(A)(D)	1,010	987
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.784%, SOFR30A + 1.300%, 02/25/2042(A)(D)	2,064	2,050
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
7.384%, SOFR30A + 2.900%, 04/25/2042(A)(D)	2,850	2,854

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.684%, SOFR30A + 2.200%, 05/25/2042(A)(D)	$468	$473
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,650	1,489
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	826	752
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
1.412%, 12/15/2046(A)	482	42
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,321	2,093
FNMA
8.000%, 01/01/2030 to 06/01/2031	13	13
7.500%, 02/01/2031 to 11/01/2038	84	86
7.000%, 09/01/2026 to 02/01/2053	2,279	2,358
6.500%, 05/01/2027 to 02/01/2053	4,282	4,473
6.000%, 02/01/2032 to 01/01/2053	4,109	4,196
5.500%, 12/01/2033 to 02/01/2053	7,824	7,909
5.000%, 07/01/2033 to 12/01/2052	11,266	11,220
4.500%, 08/01/2023 to 01/01/2059	31,250	30,743
4.440%, 11/01/2032	200	201
4.410%, 12/01/2032	400	401
4.370%, 11/01/2032	400	400
4.270%, 10/01/2032	199	197
4.260%, 11/01/2032	400	397
4.200%, 01/01/2029	1,665	1,625
4.185%, 07/01/2032	100	98
4.130%, 07/01/2032	100	98
4.060%, 07/01/2032	499	480
4.000%, 01/01/2027 to 06/01/2057	74,074	71,222
3.900%, 08/01/2032	200	189
3.895%, 10/01/2032	1,600	1,540
3.890%, 07/01/2032	1,500	1,417
3.880%, 07/01/2032	99	95
3.860%, 07/01/2032	99	95
3.850%, 08/01/2032	300	283
3.840%, 07/01/2032	200	192
3.830%, 07/01/2032	200	192
3.820%, 07/01/2027	242	235
3.790%, 12/01/2025	2,606	2,524
3.730%, 06/01/2032	100	95
3.670%, 06/01/2032	99	94
3.560%, 07/01/2032	200	187
3.520%, 06/01/2032	100	93
3.500%, 07/01/2031 to 05/01/2052	137,258	127,283
3.450%, 03/01/2029	115	108
3.380%, 05/01/2028	108	102
3.310%, 03/01/2028	1,905	1,799
3.250%, 05/01/2029	117	109
3.200%, 02/01/2029	90	84
3.160%, 05/01/2029	313	289

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.020%, 06/01/2024 to 05/01/2026	$3,400	$3,266
3.000%, 05/01/2029 to 07/01/2060	276,396	247,870
2.930%, 06/01/2030	171	155
2.810%, 04/01/2025	250	239
2.692%, 04/01/2023(A)	28	28
2.500%, 03/01/2035 to 09/01/2061	158,235	136,462
2.455%, 04/01/2040	3,020	2,147
2.150%, 02/01/2032(A)	518	432
2.000%, 05/01/2036 to 04/01/2052	256,280	213,489
1.850%, 09/01/2035	1,131	950
1.500%, 10/01/2041 to 07/01/2051	42,282	33,829
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.016%, 01/25/2024(A)	8,189	2
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.061%, 01/25/2025(A)	58,774	79
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	133	119
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(A)	595	556
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027(A)	174	164
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	550
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	433	399
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	330	310
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	552	516
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	175	151
FNMA ACES, Ser M13, Cl A2
2.593%, 06/25/2032(A)	1,579	1,364
FNMA ARM
6.127%, ICE LIBOR USD 12 Month + 1.641%, 01/01/2043(A)	129	132
4.649%, SOFR30A + 2.130%, 08/01/2052(A)	2,483	2,449
4.645%, SOFR30A + 2.122%, 08/01/2052(A)	2,353	2,295
4.622%, SOFR30A + 2.127%, 08/01/2052(A)	3,182	3,135
4.531%, SOFR30A + 2.120%, 11/01/2052(A)	1,208	1,189
4.353%, SOFR30A + 2.124%, 07/01/2052(A)	2,749	2,686
4.315%, SOFR30A + 2.125%, 08/01/2052(A)	2,816	2,749
4.246%, SOFR30A + 2.127%, 11/01/2052(A)	1,809	1,770
4.227%, SOFR30A + 2.370%, 09/01/2052(A)	718	696

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.168%, SOFR30A + 2.120%, 07/01/2052(A)	$2,483	$2,386
4.155%, SOFR30A + 2.132%, 10/01/2052(A)	5,357	5,225
3.963%, SOFR30A + 2.120%, 08/01/2052(A)	631	601
3.810%, ICE LIBOR USD 12 Month + 1.560%, 12/01/2035(A)	8	8
3.691%, ICE LIBOR USD 12 Month + 1.583%, 01/01/2046(A)	1,312	1,317
3.684%, SOFR30A + 2.370%, 08/01/2052(A)	1,587	1,514
3.510%, ICE LIBOR USD 12 Month + 1.579%, 06/01/2045(A)	494	498
3.290%, ICE LIBOR USD 12 Month + 1.579%, 10/01/2043(A)	597	604
2.978%, ICE LIBOR USD 12 Month + 1.603%, 03/01/2050(A)	2,807	2,729
2.443%, ICE LIBOR USD 12 Month + 1.565%, 03/01/2043(A)	91	94
2.256%, ICE LIBOR USD 12 Month + 1.560%, 06/01/2043(A)	181	185
1.615%, 12/01/2051(A)	689	609
FNMA CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	1,179	1,064
FNMA CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	1,000	945
FNMA CMO, Ser 2018-85, Cl FE
4.917%, ICE LIBOR USD 1 Month + 0.300%, 12/25/2048(A)	3,047	2,982
FNMA CMO, Ser 2019-15, Cl FA
5.117%, ICE LIBOR USD 1 Month + 0.500%, 04/25/2049(A)	715	705
FNMA CMO, Ser 2020-34, Cl F
5.067%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2050(A)	976	952
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	96	12
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	130	20
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	335	61
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	391	14
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	339	63

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	$332	$14
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	279	44
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,139	1,018
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,614	1,498
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	3,008	586
FNMA REMIC CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023(A)	1	1
FNMA REMIC CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	4	4
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	7	7
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	12	12
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	36	36
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	59	57
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	9	9
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	4	4
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	194	198
FNMA REMIC CMO, Ser 2005-74, Cl CS
7.323%, 05/25/2035(A)	21	20
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
2.133%, 11/25/2036(A)	150	8
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
2.583%, 01/25/2037(A)	201	18
FNMA REMIC CMO, Ser 2006-33, Cl LS
9.374%, 05/25/2036(A)	33	37
FNMA REMIC CMO, Ser 2006-46, Cl SW
7.271%, 06/25/2036(A)	25	27
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
2.033%, 03/25/2036(A)	27	1
FNMA REMIC CMO, Ser 2007-64, Cl FA
5.087%, ICE LIBOR USD 1 Month + 0.470%, 07/25/2037(A)	4	4
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.083%, 07/25/2037(A)	82	8
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	6	6

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2009-103, Cl MB
3.316%, 12/25/2039(A)	$40	$40
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	416	351
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	985	960
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
1.863%, 04/25/2040(A)	323	32
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.881%, 02/25/2051(A)	40	40
FNMA REMIC CMO, Ser 2011-75, Cl FA
5.167%, ICE LIBOR USD 1 Month + 0.550%, 08/25/2041(A)	31	31
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
1.933%, 10/25/2041(A)	681	42
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
1.533%, 12/25/2042(A)	381	37
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
1.533%, 12/25/2042(A)	159	17
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	681	573
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	3	3
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
1.883%, 04/25/2042(A)	223	23
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	248	260
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
2.033%, 03/25/2042(A)	296	16
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(B)	20	18
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(B)	41	36
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
1.983%, 07/25/2042(A)	79	8
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	1,216	910
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	571	431
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	2,277	2,008
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
1.333%, 12/25/2043(A)	294	25
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	30	1
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	745	635
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
1.533%, 06/25/2043(A)	169	17
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	631	640

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	$581	$614
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	520	446
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,612	2,343
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	103	101
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	2,616	2,346
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,978	3,296
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	800	733
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
1.483%, 10/25/2057(A)	1,140	103
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
1.583%, 11/25/2047(A)	368	30
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,568	1,454
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	698	662
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,150	1,018
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	827	722
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	107	103
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	683	632
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,668	1,516
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	441	398
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	139	120
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.117%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(A)	1,964	1,928
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,563	248
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	2,249	2,026
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	738	439
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	1,007	831
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	3,067	2,551
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,263

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	$793	$122
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	2,144	419
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	3,934	734
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	4,704	842
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,648	495
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	387	63
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,405	349
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,420	327
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,641	268
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	4,325	3,538
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,117	321
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	1,546	219
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	2,549	2,087
FNMA REMIC CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	1,465	1,273
FNMA REMIC CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	4,243	3,785
FNMA REMIC CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	1,615	1,421
FNMA TBA
6.500%, 04/15/2053	6,900	7,057
6.000%, 04/01/2032 to 05/01/2032	13,800	13,941
5.500%, 03/15/2053	22,535	22,496
5.000%, 03/15/2053	77,703	76,380
4.500%, 03/15/2053	56,807	54,730
4.000%, 03/01/2039	40,564	38,073
3.500%, 03/15/2053	27,705	25,218
3.000%, 03/15/2043	89,451	78,669
2.500%, 03/01/2026 to 03/15/2053	114,156	97,002
2.000%, 03/15/2038 to 04/15/2053	97,730	80,074
1.500%, 03/15/2053	800	617
GNMA
7.000%, 04/15/2026 to 10/15/2032	314	315
6.500%, 01/15/2024 to 07/15/2035	617	632
6.000%, 09/15/2028 to 01/20/2053	8,423	8,729
5.000%, 10/15/2039 to 04/20/2050	3,060	3,082
4.700%, 09/20/2061(A)	122	120
4.503%, 01/20/2069(A)	19	19
4.500%, 01/20/2040 to 12/20/2050	13,339	13,104

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 10/20/2044 to 11/20/2050	$18,283	$17,490
3.630%, 04/20/2063(A)	25	24
3.500%, 06/20/2044 to 06/20/2052	19,445	18,124
3.000%, 09/15/2042 to 04/20/2052	51,065	45,954
2.500%, 10/20/2049 to 11/20/2051	12,641	10,933
2.000%, 09/20/2050 to 03/20/2051	6,742	5,634
GNMA ARM
6.200%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.440%, 01/20/2060(A)	307	309
2.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 07/20/2034(A)	3	3
GNMA CMO, Ser 2003-60, Cl GS
4.767%, 05/16/2033(A)	1	1
GNMA CMO, Ser 2005-7, Cl JM
6.622%, 05/18/2034(A)	–	–
GNMA CMO, Ser 2006-16, Cl GS, IO
2.392%, 04/20/2036(A)	230	15
GNMA CMO, Ser 2007-78, Cl SA, IO
1.940%, 12/16/2037(A)	1,662	54
GNMA CMO, Ser 2009-106, Cl KS, IO
1.802%, 11/20/2039(A)	1,601	94
GNMA CMO, Ser 2009-66, Cl XS, IO
2.210%, 07/16/2039(A)	9	–
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	994	1,015
GNMA CMO, Ser 2009-8, Cl PS, IO
1.710%, 08/16/2038(A)	5	–
GNMA CMO, Ser 2010-4, Cl SL, IO
1.810%, 01/16/2040(A)	48	4
GNMA CMO, Ser 2010-4, Cl NS, IO
1.800%, 01/16/2040(A)	2,297	191
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	6	6
GNMA CMO, Ser 2010-85, Cl HS, IO
2.052%, 01/20/2040(A)	27	–
GNMA CMO, Ser 2010-H10, Cl FC
5.517%, ICE LIBOR USD 1 Month + 1.000%, 05/20/2060(A)	962	965
GNMA CMO, Ser 2010-H26, Cl LF
4.742%, ICE LIBOR USD 1 Month + 0.350%, 08/20/2058(A)	1,537	1,524
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	27	5
GNMA CMO, Ser 2011-H09, Cl AF
4.892%, ICE LIBOR USD 1 Month + 0.500%, 03/20/2061(A)	349	348
GNMA CMO, Ser 2012-124, Cl AS, IO
1.610%, 10/16/2042(A)	322	30
GNMA CMO, Ser 2012-141, Cl WA
4.521%, 11/16/2041(A)	291	285

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-98, Cl SA, IO
1.510%, 08/16/2042(A)	$255	$22
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.319%, 03/20/2062(A)	348	23
GNMA CMO, Ser 2013-H01, Cl TA
4.694%, ICE LIBOR USD 1 Month + 0.500%, 01/20/2063(A)	4	4
GNMA CMO, Ser 2013-H01, Cl JA
4.712%, ICE LIBOR USD 1 Month + 0.320%, 01/20/2063(A)	225	223
GNMA CMO, Ser 2014-H04, Cl FB
5.042%, ICE LIBOR USD 1 Month + 0.650%, 02/20/2064(A)	875	874
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	184	33
GNMA CMO, Ser 2016-135, Cl SB, IO
1.510%, 10/16/2046(A)	356	46
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	94	19
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	777	707
GNMA CMO, Ser 2018-H06, Cl PF
4.692%, ICE LIBOR USD 1 Month + 0.300%, 02/20/2068(A)	391	386
GNMA CMO, Ser 2018-H07, Cl FD
4.692%, ICE LIBOR USD 1 Month + 0.300%, 05/20/2068(A)	711	709
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	860	795
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	63	57
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	296	265
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	317	44
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	1,042	143
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	470	67
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	407	59
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	486	68
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	334	48
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,567	215
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	6,831	891
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	3,369	363

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	$291	$48
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	807	132
GNMA CMO, Ser 2020-H09, Cl FL
5.542%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	893	887
GNMA CMO, Ser 2020-H09, Cl NF
5.642%, ICE LIBOR USD 1 Month + 1.250%, 04/20/2070(A)	235	237
GNMA CMO, Ser 2020-H12, Cl F
4.892%, ICE LIBOR USD 1 Month + 0.500%, 07/20/2070(A)	99	97
GNMA CMO, Ser 2020-H13, Cl FA
3.084%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(A)	585	566
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	514	56
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	2,888	2,373
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,205	1,177
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,371	1,336
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,205	1,209
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(A)	857	848
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	1,034	177
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	611	605
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	2,361	322
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	5,629	4,843
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,679	1,440
GNMA CMO, Ser 2022-197, Cl LF
5.126%, SOFR30A + 0.700%, 11/20/2052(A)	4,937	4,961
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	2,081	1,686
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	3,788	3,361
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	1,722	1,477
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	12,360	10,555
GNMA TBA
5.500%, 03/20/2038	5,100	5,118
5.000%, 03/01/2039	12,200	12,053

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 03/01/2039	$16,775	$16,265
4.000%, 03/15/2053	23,538	22,237
3.500%, 03/15/2053	29,080	26,721
3.000%, 03/15/2053	14,200	12,675
2.500%, 03/15/2053	60,712	52,497
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	1,478	1,171
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	1,172	927
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(A)	1,100	845
GNMA, Ser 2012-112, IO
0.130%, 02/16/2053(A)	2,234	7
GNMA, Ser 2012-142, IO
0.195%, 04/16/2054(A)	5,671	21
GNMA, Ser 2012-27, IO
0.271%, 04/16/2053(A)	2,948	9
GNMA, Ser 2013-107, Cl AD
2.845%, 11/16/2047(A)	346	312
GNMA, Ser 2013-163, IO
1.018%, 02/16/2046(A)	1,543	24
GNMA, Ser 2014-186, IO
0.374%, 08/16/2054(A)	1,843	19
GNMA, Ser 2014-47, Cl IA, IO
0.147%, 02/16/2048(A)	397	2
GNMA, Ser 2014-50, IO
0.629%, 09/16/2055(A)	1,717	43
GNMA, Ser 2016-128, IO
0.737%, 09/16/2056(A)	3,605	123
GNMA, Ser 2017-135, Cl AG
2.600%, 08/16/2058	585	510
GNMA, Ser 2017-145, IO
0.507%, 04/16/2057(A)	1,618	49
GNMA, Ser 2017-157, IO
0.503%, 12/16/2059(A)	931	30
GNMA, Ser 2017-190, IO
0.618%, 03/16/2060(A)	1,448	53
GNMA, Ser 2017-8, IO
0.450%, 08/16/2058(A)	1,236	32
GNMA, Ser 2020-109, Cl AI, IO
0.840%, 05/16/2060(A)	2,235	132
GNMA, Ser 2020-184, IO
0.913%, 11/16/2060(A)	2,853	183
GNMA, Ser 2020-41, IO
0.596%, 07/16/2058(A)	516	14
GNMA, Ser 2021-37, IO
0.805%, 01/16/2061(A)	2,888	174
GNMA, Ser 2021-60, IO
0.826%, 05/16/2063(A)	2,289	142
GNMA, Ser 2021-68, IO
0.870%, 10/16/2062(A)	2,741	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	$2,207	$1,751
GNMA, Ser 210, IO
0.694%, 07/16/2064(A)	1,497	102
GNMA, Ser 216, IO
0.751%, 07/16/2065(A)	1,498	101
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(A)	900	705
GNMA, Ser 3, IO
0.640%, 02/16/2061(A)	1,568	89
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	400	234
GNMA, Ser 4, Cl Z
1.900%, 03/16/2064	204	105
GNMA, Ser 59, IO
0.571%, 02/16/2062(A)	3,445	182
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	1,320	838

		2,337,647
Non-Agency Mortgage-Backed Obligations — 6.9%
3650R Commercial Mortgage Trust, Ser 2021-PF1, Cl A5
2.522%, 11/15/2054	1,140	925
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
5.738%, ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(A)(D)	1,900	1,738
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
5.066%, ICE LIBOR USD 1 Month + 0.560%, 06/25/2045(A)	477	469
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(D)	447	409
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(D)	180	164
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(D)	1,214	977
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(D)	781	625
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(D)	9,435	8,519
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(D)	3,480	3,217
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(A)(D)	1,205	921

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
AREIT Trust, Ser 2022-CRE6, Cl A
5.676%, SOFR30A + 1.250%, 01/16/2037(A)(D)	$1,920	$1,886
AREIT Trust, Ser 2022-CRE7, Cl A
6.806%, TSFR1M + 2.242%, 06/17/2039(A)(D)	2,110	2,109
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/2038(A)(D)	2,640	2,376
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.529%, 11/25/2021(A)	6	4
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.410%, 04/25/2037(A)	39	34
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	31	30
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
3.030%, 04/20/2035(A)	678	610
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,034
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,081
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	341
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	143
BANK, Ser 2022-BNK40, Cl A4
3.394%, 03/15/2064(A)	1,240	1,093
BANK, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	1,705	1,629
BANK, Ser BNK43, Cl A5
4.399%, 08/15/2055	4,430	4,208
BANK, Ser BNK44, Cl A5
5.746%, 11/15/2055(A)	1,809	1,901
BANK, Ser BNK45, Cl A5
5.203%, 02/15/2056	837	843
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	1,110	1,007
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	524	506
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,137
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	1,760	1,846

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	$1,304	$1,226
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.203%, 05/25/2034(A)	10	9
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(A)(D)	2	–
Benchmark Mortgage Trust, Ser 2019-B13, Cl A4
2.952%, 08/15/2057	865	757
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,915	1,693
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.445%, 05/15/2055(A)	1,295	1,182
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.445%, 05/15/2055(A)	970	923
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	1,339	1,251
BPR Trust, Ser 2021-TY, Cl A
5.638%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(D)	745	713
BPR Trust, Ser 2022-OANA, Cl A
6.461%, TSFR1M + 1.898%, 04/15/2037(A)(D)	1,855	1,821
BPR Trust, Ser 2022-STAR, Cl A
7.795%, TSFR1M + 3.232%, 08/15/2024(A)(D)	4,600	4,613
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(D)	860	785
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	859	797
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	404	390
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035(D)	3,025	2,695
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
5.597%, TSFR1M + 1.034%, 10/15/2036(A)(D)	8,032	7,992
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
5.258%, ICE LIBOR USD 1 Month + 0.670%, 06/15/2038(A)(D)	1,300	1,277

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.288%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(D)	$7,071	$6,901
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
5.277%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(A)(D)	7,029	6,853
BX Trust, Ser 2019-MMP, Cl A
5.588%, ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(A)(D)	2,766	2,742
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,945	1,676
BX Trust, Ser 2021-ARIA, Cl A
5.487%, ICE LIBOR USD 1 Month + 0.899%, 10/15/2036(A)(D)	5,110	4,985
BX Trust, Ser 2022-PSB, Cl A
7.014%, TSFR1M + 2.451%, 08/15/2039(A)(D)	1,982	1,985
BX Trust, Ser GPA, Cl A
6.728%, TSFR1M + 2.165%, 10/15/2039(A)(D)	2,575	2,570
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2039(D)	1,905	1,652
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(A)(D)	57	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,155
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	598	571
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
4.064%, 02/25/2037(A)	11	10
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
3.644%, 02/25/2037(A)	15	14
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
3.216%, 06/25/2035(A)	19	18
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
5.397%, ICE LIBOR USD 1 Month + 0.780%, 10/25/2034(A)	653	611
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(A)(D)	134	124
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(A)(D)	17,957	14,554
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(A)(D)	2,305	2,028

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CIM Trust, Ser 2022-R2, Cl A1
3.750%, 12/25/2061(A)(D)	$1,390	$1,302
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	465	454
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	834
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A4
3.458%, 12/10/2049	355	334
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	3,584
Citigroup Commercial Mortgage Trust, Ser 2022-GC48, Cl A5
4.580%, 05/15/2054(A)	1,489	1,434
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033(A)	13	13
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
3.911%, 08/25/2034(A)	9	8
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
4.122%, 09/25/2033(A)(D)	25	25
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(D)	1,597	1,263
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(D)	1,727	1,389
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,764	1,571
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(A)	37	37
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR11, Cl A4
4.258%, 08/10/2050	5,928	5,870
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	199
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	190	160
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.020%, 10/10/2046(A)	90	60

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR13, Cl A4
4.194%, 11/10/2046(A)	$808	$795
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR8, Cl A5
3.612%, 06/10/2046(A)	380	379
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC13, Cl B
5.009%, 08/10/2046(A)(D)	1,150	1,134
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.588%, 02/10/2047(A)	610	591
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.057%, 03/10/2047(A)	9,073	55
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	493
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,530	1,482
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.467%, 10/10/2048(A)	1,755	1,598
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	6,900	6,563
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.084%, 02/10/2048(A)	14,618	218
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	804	767
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	1,780	1,672
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(D)	2,230	2,072
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(D)	3,290	2,592
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	5,713
Commercial Mortgage Pass-Through Certificates, Ser LC19, Cl A3
2.922%, 02/10/2048	3,795	3,633
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	339	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust, Ser 2004-J6, PO
0.000%, 11/25/2031(B)	$4	$4
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	61	60
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
3.914%, 08/25/2034(A)	76	67
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	77	49
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
5.568%, ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(A)(D)	7,082	7,047
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl C
6.018%, ICE LIBOR USD 1 Month + 1.430%, 05/15/2036(A)(D)	4,145	4,103
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	850	811
CSAIL Commercial Mortgage Trust, Ser 2021-C20, Cl A3
2.805%, 03/15/2054	652	547
CSAIL Commercial Mortgage Trust, Ser C16, Cl A2
3.067%, 06/15/2052	896	791
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,012
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	27	26
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(D)	3,900	3,330
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	3,530	3,183
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049(A)	1,425	1,341
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(D)	3,455	3,291
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	2,839	2,517
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(D)	3,177	2,968
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(C)(D)	724	675
CSMC Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(C)(D)	1,708	1,637

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2020-FACT, Cl A
5.938%, ICE LIBOR USD 1 Month + 1.350%, 10/15/2037(A)(D)	$4,280	$4,173
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(D)	1,536	1,253
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(D)	2,153	1,683
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(D)	1,274	1,051
CSMC Trust, Ser 2021-NQM8, Cl A1
1.841%, 10/25/2066(A)(D)	2,769	2,342
CSMC Trust, Ser 2021-RPL2, Cl A1
2.000%, 01/25/2060(D)	788	673
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(D)	4,998	4,281
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(D)	1,427	1,251
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(D)	5,745	5,512
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(D)	3,413	2,949
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/2034(A)(D)	1,020	967
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(D)	2,450	2,371
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(A)	1,780	1,612
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,995	1,622
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(D)	2,743	2,385
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
5.391%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2044(A)	237	219
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(D)	2,036	1,635
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(D)	911	773
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
5.688%, ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(A)(D)	1,560	1,518
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl A
5.343%, ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(A)(D)	1,931	1,884

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(D)	$540	$472
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.095%, 09/25/2034(A)	23	21
FIVE Mortgage Trust, Ser V1, Cl A3
5.668%, 02/10/2056	2,977	3,028
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(D)	107	104
FNMA Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.034%, SOFR30A + 1.550%, 10/25/2041(A)(D)	1,030	1,006
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
5.841%, ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(A)(D)	1,325	1,310
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
6.388%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(A)(D)	3,415	2,917
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
7.588%, ICE LIBOR USD 1 Month + 3.000%, 09/15/2031(A)(D)	3,415	2,515
GS Mortgage Securities II, Ser 2021-ARDN, Cl B
6.238%, ICE LIBOR USD 1 Month + 1.650%, 11/15/2036(A)(D)	3,062	2,995
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	993	987
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	390	383
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	4,610	4,421
GS Mortgage Securities Trust, Ser 2020-GC47, Cl A5
2.377%, 05/12/2053	834	697
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,069
GS Mortgage Securities Trust, Ser 2021-ROSS, Cl A
5.738%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(A)(D)	1,000	945
GS Mortgage Securities Trust, Ser GC18, Cl A4
4.074%, 01/10/2047	2,005	1,965

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	$881	$839
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	2,996	2,860
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(D)	1,111	894
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(A)(D)	2,191	1,934
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(A)(D)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.000%, 09/25/2035(A)(D)(E)	149	1
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	27	27
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	4	5
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
5.491%, ICE LIBOR USD 1 Month + 0.900%, 06/20/2035(A)	999	892
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,900	1,653
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
2.943%, 12/10/2041(A)(D)	1,995	1,695
Impac CMB Trust, Ser 2005-4, Cl 2A1
5.217%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2035(A)	72	63
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	1,150	1,117
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.477%, ICE LIBOR USD 1 Month + 0.860%, 09/25/2034(A)	9	8
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
5.417%, ICE LIBOR USD 1 Month + 0.800%, 11/25/2034(A)	15	13
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A5
3.664%, 07/15/2045	1,462	1,454

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	$1,840	$1,814
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl A4
4.199%, 01/15/2047	505	498
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.883%, 01/15/2047(A)	230	224
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/2047	2,730	2,638
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.547%, 09/15/2047(A)	750	659
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	566	549
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,827	2,686
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,410	1,343
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(A)	1,740	1,498
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-C16, Cl A4
4.166%, 12/15/2046	2,143	2,117
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.550%, 06/12/2043(A)	162	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,283
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	450
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.756%, 01/05/2031(A)(D)	2,415	2,413
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	2,000	1,759
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
5.801%, SOFR30A + 1.400%, 03/15/2039(A)(D)	1,550	1,521

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
3.465%, 06/25/2034(A)	$182	$167
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.820%, 02/25/2035(A)	40	37
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.146%, 04/25/2035(A)	3	2
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.649%, 08/25/2034(A)	63	62
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.184%, 11/25/2033(A)	44	42
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.257%, 10/26/2048(A)(D)	3,176	3,048
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(D)	368	320
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(A)(D)	292	254
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(D)	359	317
JPMorgan Mortgage Trust, Ser 2019-LTV3, Cl B2
4.394%, 03/25/2050(A)(D)	937	816
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(D)	367	312
JPMorgan Mortgage Trust, Ser 2021-1, Cl A3
2.500%, 06/25/2051(A)(D)	9,188	7,436
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(A)(D)	8,849	7,173
JPMorgan Mortgage Trust, Ser 2021-11, Cl A3
2.500%, 01/25/2052(A)(D)	1,901	1,534
JPMorgan Mortgage Trust, Ser 2021-14, Cl A3
2.500%, 05/25/2052(A)(D)	11,212	9,046
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051(A)(D)	3,785	3,054
JPMorgan Mortgage Trust, Ser 2022-1, Cl A3
2.500%, 07/25/2052(A)(D)	10,217	8,256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(A)(D)	$4,710	$3,965
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(D)	2,300	1,978
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.866%, 11/21/2034(A)	698	657
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	157	150
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	164	96
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	1,083	729
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
4.967%, ICE LIBOR USD 1 Month + 0.350%, 05/25/2035(A)(D)	192	101
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(D)	5	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
4.220%, 10/25/2032(A)	2	2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
4.321%, 10/25/2032(A)	20	19
Med Trust, Ser 2021-MDLN, Cl A
5.538%, ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(A)(D)	3,100	3,024
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.699%, 07/25/2033(A)	19	18
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.611%, 12/25/2034(A)	49	46
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.542%, 02/25/2034(A)	20	18
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
3.533%, 08/25/2034(A)	29	27
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
5.997%, ICE LIBOR USD 6 Month + 0.720%, 09/25/2029(A)	34	32

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
3.616%, 02/25/2036(A)	$15	$14
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(D)	707	577
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(D)	1,053	923
MFA Trust, Ser 2022-NQM2, Cl A1
4.000%, 05/25/2067(C)(D)	1,888	1,770
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(D)	1,803	1,705
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(D)	1,470	1,358
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040(D)	1,655	1,296
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
0.962%, 11/15/2049(A)	13,455	361
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
6.238%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(A)(D)	2,657	2,583
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,083
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,489
Morgan Stanley Capital I Trust, Ser L2, Cl A3
3.806%, 03/15/2052	1,222	1,128
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.795%, 04/15/2055(A)	1,210	1,049
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.653%, 04/25/2034(A)	65	63
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(A)(D)	9,872	7,965
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
4.906%, ICE LIBOR USD 1 Month + 0.340%, 04/16/2036(A)(D)	2,495	2,370
Mortgage Repurchase Agreement Financing Trust II, Ser 2022-S1, Cl A1
6.368%, SOFR30A + 2.000%, 03/30/2025(A)(D)	2,480	2,479
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	146	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(D)	$3,115	$2,832
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(A)(D)	1,070	985
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(A)(D)	1,851	1,705
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(D)	1,556	1,418
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(D)	1,479	1,312
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(A)(D)	2,041	1,859
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(D)	279	255
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(D)	804	656
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,225	1,193
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.706%, 05/25/2036(A)	42	36
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
5.367%, ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(A)(D)	4,623	4,573
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(D)	40	38
OBX Trust, Ser 2020-EXP3, Cl 2A1A
5.517%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(A)(D)	85	85
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(D)	785	607
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(D)	1,129	871
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(D)	6,507	5,418
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	2,490	2,060
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(D)	973	791
OPG Trust, Ser PORT, Cl A
5.072%, ICE LIBOR USD 1 Month + 0.484%, 10/15/2036(A)(D)	2,837	2,755

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	$4	$3
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	20	19
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(D)	1,244	985
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(D)	921	761
RALI Trust, Ser 2005-QO2, Cl A1
4.153%, 12 Month Treas Avg + 1.360%, 09/25/2045(A)	193	169
RALI Trust, Ser 2005-QO5, Cl A1
3.793%, 12 Month Treas Avg + 1.000%, 01/25/2046(A)	291	238
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	22	19
RAMP Trust, Ser 2007-RZ1, Cl A3
5.117%, ICE LIBOR USD 1 Month + 0.500%, 02/25/2037(A)	4,126	4,046
Rate Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(A)(D)	5,285	4,238
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(A)(D)	883	762
Rate Mortgage Trust, Ser 2021-J1, Cl A1
2.500%, 07/25/2051(A)(D)	1,070	863
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(D)	11,990	10,331
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(A)(D)	2,323	1,950
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.834%, 01/15/2032(A)(D)	670	647
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.436%, 12/25/2034(A)	187	156
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(D)	550	541
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(D)	1,292	1,042
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(D)	1,588	1,279
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
5.507%, ICE LIBOR USD 6 Month + 0.320%, 01/20/2035(A)	90	82
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.986%, 10/25/2048(A)(D)	2,307	2,163
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(D)	115	79

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(D)	$3,853	$3,440
SMRT, Ser 2022-MINI, Cl A
5.563%, TSFR1M + 1.000%, 01/15/2039(A)(D)	7,460	7,306
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(D)	618	543
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(D)	100	95
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(D)	458	428
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(D)	420	368
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(D)	1,640	1,361
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
4.937%, ICE LIBOR USD 1 Month + 0.320%, 10/25/2035(A)	702	629
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
5.258%, ICE LIBOR USD 1 Month + 0.660%, 10/19/2034(A)	39	36
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
5.078%, ICE LIBOR USD 1 Month + 0.480%, 04/19/2035(A)	853	764
Structured Asset Securities, Ser 2003-31A, Cl 2A7
4.402%, 10/25/2033(A)	946	904
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.955%, 12/25/2033(A)	29	27
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
5.257%, ICE LIBOR USD 1 Month + 0.640%, 09/25/2043(A)	86	80
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.497%, 06/25/2057(A)(D)	1,860	1,428
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(D)	509	487
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(D)	1,342	1,247

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(D)	$1,593	$1,488
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(D)	1,273	1,139
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	3,446	3,212
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051(A)	1,750	1,572
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	802	737
UBS Commercial Mortgage Trust, Ser C7, Cl A3
3.418%, 12/15/2050	785	723
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(C)(D)	461	438
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(A)(D)	238	230
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(D)	612	580
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(A)(D)	346	331
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(C)(D)	207	187
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(D)	783	650
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(D)	1,501	1,275
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(D)	1,148	953
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(D)	1,429	1,135
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(D)	4,786	3,837
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(A)(D)	2,180	1,828
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(D)	1,574	1,340
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(D)	663	593
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(D)	716	637
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	461	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(D)	$1,210	$1,103
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.233%, 10/25/2033(A)	38	36
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
3.390%, 06/25/2033(A)	33	30
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.819%, 08/25/2033(A)	37	33
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.122%, 09/25/2033(A)	75	69
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
4.766%, 06/25/2033(A)	7	6
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	117	113
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.162%, 06/25/2034(A)	24	22
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
3.470%, 06/25/2034(A)	2,121	1,982
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
3.495%, 07/25/2034(A)	2,650	2,464
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.137%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(A)	5,665	5,132
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
5.157%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2045(A)	3,113	2,898
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
3.863%, 12 Month Treas Avg + 1.070%, 01/25/2046(A)	1,031	761
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.342%, 11/25/2036(A)	61	52
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
3.238%, 12 Month Treas Avg + 0.810%, 12/25/2046(A)	91	74
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
3.263%, 12 Month Treas Avg + 1.500%, 12/25/2046(A)	133	125

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	$127	$21
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033(B)	2	2
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	16	14
Wells Fargo Commercial Mortgage Trust, Ser C62, Cl A4
4.000%, 04/15/2055(A)	1,695	1,554
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
4.075%, 08/25/2035(A)	16	15
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.437%, 03/15/2048(A)	490	489
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046(A)	139	138
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	118
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(A)	210	203
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
0.961%, 03/15/2047(A)	2,996	19
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(A)	2,180	2,048
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
0.998%, 08/15/2047(A)	10,168	120
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	917
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.550%, 10/15/2057(A)	4,044	26
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,267

		511,498
Total Mortgage-Backed Securities
(Cost $3,048,308) ($ Thousands)		2,849,145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 30.0%
Communication Services — 2.9%
Alphabet
2.050%, 08/15/2050	$240	$145
1.900%, 08/15/2040	390	259
1.100%, 08/15/2030	400	315
0.450%, 08/15/2025	180	163
AT&T
5.550%, 08/15/2041	240	232
5.350%, 09/01/2040	230	220
5.250%, 03/01/2037	3,057	2,941
4.850%, 03/01/2039	414	372
4.750%, 05/15/2046	135	116
4.500%, 05/15/2035	2,740	2,465
4.500%, 03/09/2048	195	160
4.350%, 03/01/2029	550	521
4.350%, 06/15/2045	1,082	881
3.800%, 12/01/2057	3,798	2,666
3.650%, 09/15/2059	967	655
3.550%, 09/15/2055	423	287
3.500%, 06/01/2041	757	568
3.500%, 09/15/2053	3,786	2,599
2.550%, 12/01/2033	2,653	2,031
2.300%, 06/01/2027	1,200	1,069
2.250%, 02/01/2032	3,070	2,396
1.700%, 03/25/2026	5,756	5,172
1.650%, 02/01/2028	4,440	3,772
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	100
6.384%, 10/23/2035	170	163
5.750%, 04/01/2048	2,710	2,263
5.500%, 04/01/2063	580	451
5.375%, 04/01/2038	1,480	1,238
5.375%, 05/01/2047	350	279
5.250%, 04/01/2053	485	379
5.125%, 07/01/2049	310	238
5.050%, 03/30/2029	2,000	1,868
4.908%, 07/23/2025	970	949
4.800%, 03/01/2050	4,290	3,135
4.400%, 04/01/2033	2,040	1,745
4.200%, 03/15/2028	980	901
3.750%, 02/15/2028	681	614
3.500%, 06/01/2041	407	266
3.500%, 03/01/2042	2,890	1,865
2.300%, 02/01/2032	2,000	1,471
Comcast
7.050%, 03/15/2033	50	57
5.500%, 11/15/2032	1,440	1,480
5.350%, 11/15/2027	1,556	1,579
4.950%, 10/15/2058	120	111
4.400%, 08/15/2035	3,525	3,259

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 10/15/2030	$1,320	$1,253
4.250%, 01/15/2033	360	336
4.200%, 08/15/2034	570	523
4.150%, 10/15/2028	2,960	2,830
4.049%, 11/01/2052	4,064	3,264
4.000%, 03/01/2048	110	88
3.999%, 11/01/2049	120	97
3.969%, 11/01/2047	2,370	1,913
3.950%, 10/15/2025	1,110	1,079
3.750%, 04/01/2040	380	311
3.450%, 02/01/2050	280	205
3.400%, 04/01/2030	1,180	1,065
3.400%, 07/15/2046	60	44
3.300%, 04/01/2027	310	291
3.250%, 11/01/2039	250	195
3.150%, 03/01/2026	800	756
2.987%, 11/01/2063	886	542
2.937%, 11/01/2056	844	529
2.887%, 11/01/2051	690	447
2.800%, 01/15/2051	470	300
1.500%, 02/15/2031	4,675	3,610
Cox Communications
2.600%, 06/15/2031 (D)	1,660	1,341
Cox Enterprises
7.375%, 07/15/2027 (D)	2,895	3,029
Discovery Communications LLC
4.000%, 09/15/2055	828	535
Fox
5.476%, 01/25/2039	270	248
4.709%, 01/25/2029	210	201
Level 3 Financing
3.875%, 11/15/2029 (D)	1,918	1,453
Magallanes
3.755%, 03/15/2027 (D)	370	339
Meta Platforms
4.450%, 08/15/2052	1,175	974
NTT Finance
1.162%, 04/03/2026 (D)	4,445	3,925
Paramount Global
6.875%, 04/30/2036	1,175	1,167
5.900%, 10/15/2040	840	741
4.750%, 05/15/2025	1,164	1,141
Rogers Communications
4.100%, 10/01/2023	133	132
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (D)	2,000	1,503
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (D)	10,500	10,383
4.738%, 03/20/2025 (D)	3,201	3,164
Take-Two Interactive Software
4.000%, 04/14/2032	1,625	1,447

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Telefonica Emisiones
4.103%, 03/08/2027	$150	$142
Tencent Holdings MTN
3.840%, 04/22/2051 (D)	2,320	1,668
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,550
Time Warner Cable LLC
7.300%, 07/01/2038	100	100
6.750%, 06/15/2039	170	163
6.550%, 05/01/2037	280	268
5.875%, 11/15/2040	3,755	3,316
5.500%, 09/01/2041	4,882	4,110
T-Mobile USA
5.650%, 01/15/2053	1,690	1,657
5.050%, 07/15/2033	2,751	2,651
4.950%, 03/15/2028	1,572	1,543
4.500%, 04/15/2050	1,610	1,336
3.875%, 04/15/2030	6,735	6,107
3.750%, 04/15/2027	4,608	4,332
3.500%, 04/15/2025	720	690
3.500%, 04/15/2031	212	184
3.400%, 10/15/2052	3,585	2,439
3.300%, 02/15/2051	210	141
3.000%, 02/15/2041	480	334
2.875%, 02/15/2031	322	267
2.700%, 03/15/2032	2,680	2,172
2.550%, 02/15/2031	6,070	4,954
2.250%, 02/15/2026	1,654	1,505
2.250%, 11/15/2031	790	619
Verizon Communications
5.500%, 03/16/2047	100	97
5.250%, 03/16/2037	1,100	1,074
4.862%, 08/21/2046	270	244
4.500%, 08/10/2033	700	651
4.400%, 11/01/2034	4,545	4,132
4.329%, 09/21/2028	2,554	2,447
4.125%, 03/16/2027	330	318
4.125%, 08/15/2046	430	350
4.016%, 12/03/2029	1,337	1,233
4.000%, 03/22/2050	1,330	1,052
3.875%, 03/01/2052	787	603
3.850%, 11/01/2042	1,750	1,381
3.700%, 03/22/2061	475	334
3.550%, 03/22/2051	2,185	1,577
3.400%, 03/22/2041	240	181
3.150%, 03/22/2030	580	508
3.000%, 03/22/2027	220	203
2.875%, 11/20/2050	1,110	699
2.650%, 11/20/2040	2,562	1,735
2.625%, 08/15/2026	940	863
2.550%, 03/21/2031	2,080	1,701
2.355%, 03/15/2032	3,974	3,124

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.100%, 03/22/2028	$700	$604
1.750%, 01/20/2031	1,640	1,266
Vodafone Group PLC
4.875%, 06/19/2049	3,011	2,609
Walt Disney
8.875%, 04/26/2023	150	151
6.650%, 11/15/2037	260	295
6.200%, 12/15/2034	265	289
4.625%, 03/23/2040	1,995	1,864
3.500%, 05/13/2040	1,460	1,180
Warnermedia Holdings
5.391%, 03/15/2062 (D)	1,767	1,378
5.141%, 03/15/2052 (D)	18,221	14,284
5.050%, 03/15/2042 (D)	7,340	5,946
4.279%, 03/15/2032 (D)	5,085	4,390
4.054%, 03/15/2029 (D)	2,230	1,994

		208,822

Consumer Discretionary — 0.9%
Alimentation Couche-Tard
3.550%, 07/26/2027 (D)	1,645	1,525
Amazon.com
4.950%, 12/05/2044	600	588
4.800%, 12/05/2034	187	187
4.700%, 12/01/2032	1,935	1,913
4.250%, 08/22/2057	160	138
4.050%, 08/22/2047	570	492
3.875%, 08/22/2037	5,750	5,079
3.600%, 04/13/2032 (F)	2,260	2,069
3.450%, 04/13/2029	550	511
3.300%, 04/13/2027	260	246
3.150%, 08/22/2027	160	149
3.100%, 05/12/2051	2,210	1,583
2.875%, 05/12/2041	495	369
2.500%, 06/03/2050	880	565
2.100%, 05/12/2031	480	395
1.500%, 06/03/2030	540	433
1.200%, 06/03/2027	1,090	941
0.800%, 06/03/2025	880	803
BMW US Capital LLC
3.800%, 04/06/2023 (D)	1,060	1,059
Comcast
4.000%, 08/15/2047	170	138
Daimler Finance North America LLC
2.700%, 06/14/2024 (D)	990	956
Ford Motor
4.750%, 01/15/2043	151	110
Ford Motor Credit LLC
7.350%, 03/06/2030	467	473
3.096%, 05/04/2023 (F)	200	199
2.900%, 02/10/2029	1,317	1,072
2.700%, 08/10/2026	1,317	1,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors
6.600%, 04/01/2036	$70	$70
6.250%, 10/02/2043	940	885
5.600%, 10/15/2032	280	266
5.400%, 10/15/2029	1,856	1,782
5.150%, 04/01/2038	150	130
General Motors Financial
5.000%, 04/09/2027	465	453
4.350%, 01/17/2027	180	172
3.100%, 01/12/2032	762	606
Home Depot
4.950%, 09/15/2052 (F)	1,548	1,487
4.500%, 09/15/2032 (F)	1,484	1,431
3.900%, 12/06/2028	80	77
3.900%, 06/15/2047	100	83
3.625%, 04/15/2052	704	539
3.350%, 04/15/2050	800	593
3.300%, 04/15/2040	832	663
3.125%, 12/15/2049	1,372	974
2.700%, 04/15/2030	480	416
2.500%, 04/15/2027	430	393
2.375%, 03/15/2051	1,131	678
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,372
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)	1,494	1,323
0.800%, 01/08/2024 (D)	623	598
Las Vegas Sands
3.200%, 08/08/2024	1,480	1,424
2.900%, 06/25/2025	140	130
Lowe's
5.625%, 04/15/2053	3,497	3,347
5.000%, 04/15/2040	1,690	1,547
4.500%, 04/15/2030	320	305
4.250%, 04/01/2052	1,485	1,169
2.500%, 04/15/2026	260	240
1.700%, 09/15/2028	900	752
McDonald's MTN
4.875%, 12/09/2045	670	610
4.200%, 04/01/2050	1,250	1,039
3.800%, 04/01/2028	250	237
3.700%, 01/30/2026	1,065	1,027
3.625%, 09/01/2049	355	267
3.600%, 07/01/2030	460	420
3.500%, 03/01/2027	180	170
3.500%, 07/01/2027	510	481
3.300%, 07/01/2025	480	462
2.125%, 03/01/2030	420	348
1.450%, 09/01/2025	850	777
Mercedes-Benz Finance North America LLC
0.750%, 03/01/2024 (D)	3,010	2,875

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Newell Brands
4.450%, 04/01/2026	$560	$529
NIKE
3.375%, 03/27/2050	20	16
3.250%, 03/27/2040	330	265
2.850%, 03/27/2030	650	578
2.750%, 03/27/2027	640	593
2.400%, 03/27/2025	400	382
Sands China
5.625%, 08/08/2025	810	785
Starbucks
3.500%, 11/15/2050	940	682
3.350%, 03/12/2050	250	178
Target
4.800%, 01/15/2053	1,575	1,472
4.400%, 01/15/2033	2,127	2,017
2.250%, 04/15/2025	710	671
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (D)	2,520	2,256
0.875%, 11/22/2023 (D)	2,420	2,342

		69,523

Consumer Staples — 2.0%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (D)	585	437
Aetna
3.875%, 08/15/2047	360	271
2.800%, 06/15/2023	2,565	2,547
Alcon Finance
3.000%, 09/23/2029 (D)	3,845	3,352
Altria Group
5.950%, 02/14/2049	380	340
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	199
3.400%, 02/04/2041	970	650
2.450%, 02/04/2032	2,750	2,076
2.350%, 05/06/2025	180	169
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	9,003	8,258
4.700%, 02/01/2036	4,368	4,100
3.650%, 02/01/2026	1,458	1,397
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,120	1,127
5.450%, 01/23/2039	1,150	1,146
4.750%, 01/23/2029	1,890	1,858
4.600%, 04/15/2048	102	90
4.375%, 04/15/2038	2,160	1,932
4.350%, 06/01/2040	970	851
4.000%, 04/13/2028	310	296
3.500%, 06/01/2030	300	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bacardi
4.450%, 05/15/2025 (D)	$3,780	$3,663
BAT Capital
5.650%, 03/16/2052	3,120	2,632
4.540%, 08/15/2047	4,705	3,376
4.390%, 08/15/2037	680	528
3.557%, 08/15/2027	6,795	6,188
2.726%, 03/25/2031	1,495	1,167
Bayer US Finance II LLC
4.375%, 12/15/2028 (D)	4,673	4,393
4.250%, 12/15/2025 (D)	1,490	1,441
Bayer US Finance LLC
3.375%, 10/08/2024 (D)	1,475	1,424
Bunge Finance
1.630%, 08/17/2025	813	741
Cargill
1.375%, 07/23/2023 (D)	690	679
Coca-Cola
3.375%, 03/25/2027	330	315
2.600%, 06/01/2050	200	134
2.500%, 06/01/2040	310	225
1.450%, 06/01/2027	630	553
Colgate-Palmolive
4.600%, 03/01/2033	2,365	2,363
CommonSpirit Health
3.347%, 10/01/2029	305	265
2.782%, 10/01/2030	1,930	1,617
Constellation Brands
4.400%, 11/15/2025	775	757
4.350%, 05/09/2027	600	580
3.600%, 05/09/2024	420	411
2.250%, 08/01/2031	130	102
Costco Wholesale
1.750%, 04/20/2032	560	442
1.375%, 06/20/2027	1,220	1,066
CVS Pass-Through Trust
6.036%, 12/10/2028 (F)	1,115	1,123
5.926%, 01/10/2034 (D)	131	127
5.880%, 01/10/2028	68	67
5.789%, 01/10/2026 (D)	419	416
Danone
2.947%, 11/02/2026 (D)	450	418
2.589%, 11/02/2023 (D)	1,580	1,550
Diageo Capital
5.500%, 01/24/2033	2,595	2,691
DP World MTN
5.625%, 09/25/2048 (D)	2,590	2,496
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	2,440	2,088
GSK Consumer Healthcare Capital US LLC
3.625%, 03/24/2032	2,663	2,326
3.375%, 03/24/2027	1,906	1,772

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.375%, 03/24/2029	$1,255	$1,117
Hershey
0.900%, 06/01/2025	210	191
Imperial Brands Finance PLC
4.250%, 07/21/2025 (D)	3,165	3,043
JBS USA LUX/ JBS USA Food / JBS USA Finance
3.000%, 02/02/2029 (D)	2,235	1,859
JBS USA LUX/ JBS USA Food/ JBS USA Finance
6.500%, 12/01/2052 (D)	4,230	4,020
3.000%, 05/15/2032 (D)	2,765	2,108
Keurig Dr Pepper
4.417%, 05/25/2025	91	89
Kimberly-Clark
3.100%, 03/26/2030	200	179
Kraft Heinz Foods
5.000%, 06/04/2042	1,585	1,438
4.875%, 10/01/2049	3,945	3,478
3.000%, 06/01/2026	583	542
Kroger
4.450%, 02/01/2047	275	230
Mondelez International
1.500%, 05/04/2025	1,070	986
PepsiCo
4.650%, 02/15/2053	1,180	1,155
4.450%, 05/15/2028	1,968	1,953
4.450%, 02/15/2033	2,361	2,322
2.875%, 10/15/2049	250	180
2.625%, 03/19/2027	80	74
2.250%, 03/19/2025	80	76
1.625%, 05/01/2030	30	24
0.750%, 05/01/2023	820	814
Philip Morris International
5.750%, 11/17/2032	1,256	1,271
5.375%, 02/15/2033	1,708	1,679
5.125%, 11/17/2027	2,508	2,496
5.125%, 02/15/2030	4,969	4,864
5.000%, 11/17/2025	1,672	1,662
4.875%, 02/13/2026	1,279	1,265
4.875%, 02/15/2028	3,420	3,348
2.100%, 05/01/2030	460	372
1.125%, 05/01/2023	410	407
Pilgrim's Pride
3.500%, 03/01/2032	670	518
Procter & Gamble
3.100%, 08/15/2023	140	139
3.000%, 03/25/2030	380	345
2.800%, 03/25/2027	130	121
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (D)	3,675	3,545

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reynolds American
8.125%, 05/01/2040	$1,060	$1,181
7.250%, 06/15/2037	745	775
6.150%, 09/15/2043	480	440
5.850%, 08/15/2045	4,055	3,480
Roche Holdings
2.076%, 12/13/2031 (D)	4,911	3,982
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	1,919	1,891
Takeda Pharmaceutical
5.000%, 11/26/2028	980	968
4.400%, 11/26/2023	1,509	1,494
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	30
Walmart
4.500%, 09/09/2052	566	533
3.300%, 04/22/2024	175	172
2.375%, 09/24/2029	100	87
1.800%, 09/22/2031	200	161
1.500%, 09/22/2028	290	247

		144,867

Energy — 2.3%
Aker BP
4.000%, 01/15/2031 (D)	924	813
3.750%, 01/15/2030 (D)	242	214
3.100%, 07/15/2031 (D)	2,118	1,734
2.000%, 07/15/2026 (D)	1,991	1,766
Apache
5.100%, 09/01/2040	110	91
4.750%, 04/15/2043	420	321
4.250%, 01/15/2030	20	18
4.250%, 01/15/2044	1,130	811
BP Capital Markets America
4.812%, 02/13/2033	7,246	7,117
3.796%, 09/21/2025	90	88
3.633%, 04/06/2030	480	440
3.119%, 05/04/2026	400	378
3.000%, 02/24/2050	1,430	969
Cameron LNG LLC
3.302%, 01/15/2035 (D)	1,670	1,391
2.902%, 07/15/2031 (D)	1,530	1,328
Canadian Natural Resources
6.450%, 06/30/2033	200	203
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,662
Chevron
3.078%, 05/11/2050	950	684
2.954%, 05/16/2026	1,100	1,035
1.995%, 05/11/2027	290	260
1.554%, 05/11/2025	830	770

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chevron USA
3.850%, 01/15/2028	$990	$952
ConocoPhillips
6.950%, 04/15/2029	995	1,091
4.150%, 11/15/2034	458	413
Continental Resources/Oklahoma
4.900%, 06/01/2044	810	606
4.500%, 04/15/2023	480	479
4.375%, 01/15/2028 (F)	810	750
3.800%, 06/01/2024	770	751
2.268%, 11/15/2026 (D)	3,665	3,194
Coterra Energy
4.375%, 03/15/2029	1,840	1,699
3.900%, 05/15/2027	1,740	1,631
Devon Energy
7.875%, 09/30/2031	1,580	1,786
5.850%, 12/15/2025	1,400	1,410
5.600%, 07/15/2041	1,360	1,254
5.250%, 10/15/2027	98	97
5.000%, 06/15/2045	1,640	1,389
4.750%, 05/15/2042	567	472
4.500%, 01/15/2030	256	238
Diamondback Energy
6.250%, 03/15/2033	2,855	2,914
3.500%, 12/01/2029	1,350	1,192
3.250%, 12/01/2026	380	352
3.125%, 03/24/2031	320	268
Ecopetrol
5.875%, 05/28/2045	3,400	2,242
Energy Transfer
6.250%, 04/15/2049	1,390	1,322
6.125%, 12/15/2045	911	853
5.750%, 02/15/2033	2,868	2,822
5.500%, 06/01/2027	620	616
5.400%, 10/01/2047	2,307	1,983
5.350%, 05/15/2045	1,265	1,079
5.300%, 04/01/2044	60	51
5.300%, 04/15/2047	2,040	1,732
5.250%, 04/15/2029	2,085	2,033
5.150%, 03/15/2045	1,604	1,346
5.000%, 05/15/2050	4,225	3,462
4.950%, 05/15/2028	2,608	2,512
4.950%, 06/15/2028	280	270
4.400%, 03/15/2027	349	333
4.000%, 10/01/2027	1,870	1,743
3.750%, 05/15/2030	2,180	1,934
2.900%, 05/15/2025	740	698
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	68
6.125%, 10/15/2039	145	151
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (A)	290	242

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 01/31/2033	$1,900	$1,899
4.850%, 03/15/2044	60	53
4.800%, 02/01/2049	230	201
4.200%, 01/31/2050	310	249
4.150%, 10/16/2028	1,580	1,494
3.950%, 01/31/2060	300	220
3.700%, 01/31/2051	510	375
3.125%, 07/31/2029	350	309
2.800%, 01/31/2030	1,800	1,541
EOG Resources
4.950%, 04/15/2050	1,730	1,664
4.375%, 04/15/2030	860	827
4.150%, 01/15/2026	270	264
3.900%, 04/01/2035	590	521
EQT
7.000%, 02/01/2030	900	929
Equinor
3.000%, 04/06/2027	655	609
2.875%, 04/06/2025	3,205	3,065
Exxon Mobil
4.327%, 03/19/2050	2,708	2,404
4.227%, 03/19/2040	260	234
4.114%, 03/01/2046	910	777
3.482%, 03/19/2030	730	677
3.452%, 04/15/2051	1,982	1,512
3.043%, 03/01/2026	1,140	1,080
2.992%, 03/19/2025	1,530	1,469
1.571%, 04/15/2023	70	70
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	673	530
2.625%, 03/31/2036 (D)	1,164	920
2.160%, 03/31/2034 (D)	1,552	1,309
1.750%, 09/30/2027 (D)	3,331	3,069
Halliburton
3.800%, 11/15/2025	28	27
Hess
6.000%, 01/15/2040	2,240	2,200
HF Sinclair
5.875%, 04/01/2026	1,265	1,266
KazMunayGas National JSC
6.375%, 10/24/2048 (D)	470	394
5.750%, 04/19/2047 (D)	1,390	1,108
5.375%, 04/24/2030 (D)	1,520	1,370
Kinder Morgan
5.550%, 06/01/2045	500	452
5.200%, 06/01/2033	535	509
5.200%, 03/01/2048	1,365	1,186
5.050%, 02/15/2046	260	219
4.300%, 06/01/2025	1,105	1,079
4.300%, 03/01/2028	450	429
Kinder Morgan Energy Partners
5.500%, 03/01/2044	715	646

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.400%, 09/01/2044	$40	$36
5.000%, 03/01/2043	50	43
Lukoil Capital DAC
3.600%, 10/26/2031 (D)	2,270	1,646
MPLX
5.650%, 03/01/2053	395	364
5.500%, 02/15/2049	580	521
5.200%, 03/01/2047	320	276
5.200%, 12/01/2047	470	404
5.000%, 03/01/2033	2,371	2,225
4.950%, 03/14/2052	3,453	2,871
4.800%, 02/15/2029	120	115
4.700%, 04/15/2048	1,410	1,133
4.500%, 04/15/2038	810	691
4.000%, 03/15/2028	350	328
Occidental Petroleum
7.875%, 09/15/2031	140	152
7.500%, 05/01/2031	240	257
6.950%, 07/01/2024	1,473	1,488
5.550%, 03/15/2026	2,180	2,168
4.625%, 06/15/2045	400	316
4.400%, 04/15/2046	200	153
4.200%, 03/15/2048	390	298
4.100%, 02/15/2047 (F)	1,040	780
3.400%, 04/15/2026	100	93
3.200%, 08/15/2026	1,740	1,558
3.000%, 02/15/2027	510	462
Pertamina Persero
6.000%, 05/03/2042 (D)	1,220	1,178
Petrobras Global Finance
6.850%, 06/05/2115	1,090	909
6.250%, 03/17/2024	1,730	1,735
Petroleos del Peru
4.750%, 06/19/2032 (D)	4,690	3,591
Petroleos Mexicanos
7.690%, 01/23/2050	1,840	1,298
6.950%, 01/28/2060	210	135
5.625%, 01/23/2046	1,650	972
2.460%, 12/15/2025	939	911
2.378%, 04/15/2025	435	425
Petroleos Mexicanos MTN
6.750%, 09/21/2047	7,067	4,595
Phillips 66
1.300%, 02/15/2026	925	825
Pioneer Natural Resources
2.150%, 01/15/2031	1,590	1,254
1.900%, 08/15/2030	720	561
1.125%, 01/15/2026	180	160
Plains All American Pipeline/PAA Finance
3.550%, 12/15/2029	895	776
Reliance Industries
3.625%, 01/12/2052 (D)	2,230	1,560

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.875%, 01/12/2032 (D)	$1,280	$1,038
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (D)	1,270	1,040
4.950%, 07/15/2029 (D)	2,500	2,175
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,680	1,679
5.000%, 03/15/2027	3,145	3,070
4.500%, 05/15/2030	1,575	1,475
Saudi Arabian Oil
1.625%, 11/24/2025 (D)	1,810	1,648
1.250%, 11/24/2023 (D)	840	813
Schlumberger Holdings
3.900%, 05/17/2028 (D)	857	805
Schlumberger Investment
3.650%, 12/01/2023	100	99
Shell International Finance BV
6.375%, 12/15/2038	660	733
4.550%, 08/12/2043	490	447
4.375%, 05/11/2045	990	875
4.125%, 05/11/2035	2,445	2,250
4.000%, 05/10/2046	170	141
3.750%, 09/12/2046	100	80
3.250%, 04/06/2050	930	683
2.750%, 04/06/2030	660	579
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (D)	1,020	1,009
Spectra Energy Partners LP
3.375%, 10/15/2026	140	131
Targa Resources
5.200%, 07/01/2027	1,530	1,504
Targa Resources Partners
5.500%, 03/01/2030	416	394
4.875%, 02/01/2031	1,662	1,509
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,508
2.900%, 03/01/2030 (D)	2,935	2,480
TransCanada PipeLines
4.625%, 03/01/2034	2,415	2,201
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	1,930
Western Midstream Operating
3.350%, 02/01/2025	330	313
Williams
8.750%, 03/15/2032	1,284	1,524
7.750%, 06/15/2031	339	371
7.500%, 01/15/2031	9	10
5.750%, 06/24/2044	400	381
5.100%, 09/15/2045	670	589
4.900%, 01/15/2045	450	386
3.750%, 06/15/2027	410	385

		188,197

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 11.3%
ABN AMRO Bank
2.470%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 12/13/2029 (A)(D)	$2,000	$1,667
Aegon
3.584%, USD ICE Swap 11:00 NY 10 Yr + 0.100%(A)(G)	2,180	1,777
Ally Financial
1.450%, 10/02/2023	1,235	1,204
American Express
4.050%, 05/03/2029	950	900
4.050%, 12/03/2042	70	62
3.950%, 08/01/2025	1,440	1,398
3.375%, 05/03/2024	540	528
2.550%, 03/04/2027	625	566
2.500%, 07/30/2024	3,000	2,886
American International Group
3.900%, 04/01/2026	281	269
3.875%, 01/15/2035	315	276
2.500%, 06/30/2025	272	256
Antares Holdings
3.750%, 07/15/2027 (D)	1,914	1,614
Aon / Aon Global Holdings PLC
5.350%, 02/28/2033	945	945
3.900%, 02/28/2052	2,480	1,908
Apollo Management Holdings
4.400%, 05/27/2026 (D)	1,015	957
Arthur J Gallagher
5.750%, 03/02/2053	1,980	1,968
Athene Global Funding
5.275%, SOFRINDX + 0.700%, 05/24/2024 (A)(D)	2,425	2,410
3.205%, 03/08/2027 (D)	1,470	1,314
2.950%, 11/12/2026 (D)(F)	3,910	3,502
2.717%, 01/07/2029 (D)	1,245	1,047
2.500%, 03/24/2028 (D)	902	767
1.985%, 08/19/2028 (D)	2,635	2,153
Athene Global Funding MTN
2.646%, 10/04/2031 (D)	1,374	1,069
Athene Holding
4.125%, 01/12/2028	1,140	1,066
Avolon Holdings Funding
3.950%, 07/01/2024 (D)	535	517
3.250%, 02/15/2027 (D)	400	353
2.875%, 02/15/2025 (D)	1,420	1,321
2.528%, 11/18/2027 (D)	1,073	894
Banco Santander
5.926%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (A)	400	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (A)	$200	$187
3.848%, 04/12/2023	1,200	1,198
2.746%, 05/28/2025	2,200	2,061
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (A)	655	565
Bank of America
6.204%, U.S. SOFR + 1.990%, 11/10/2028 (A)	3,836	3,944
5.080%, U.S. SOFR + 1.290%, 01/20/2027 (A)	3,477	3,441
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (A)	4,720	4,388
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	5,831	5,307
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (A)	6,459	5,238
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (A)	3,435	2,790
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	4,300	3,551
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	7,560	6,019
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (A)	265	207
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (A)	15,187	13,376
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (A)	15,018	13,374
Bank of America MTN
5.015%, U.S. SOFR + 2.160%, 07/22/2033 (A)	1,637	1,575
5.000%, 01/21/2044	1,800	1,704
4.450%, 03/03/2026	1,630	1,585
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	2,060	1,969
4.250%, 10/22/2026	130	125
4.200%, 08/26/2024	2,720	2,667
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	2,510	2,015
4.000%, 04/01/2024	2,110	2,078
4.000%, 01/22/2025	1,580	1,539
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (A)	2,255	2,063
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (A)	1,780	1,653
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	710	654
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	1,310	1,310

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 04/19/2026	$1,210	$1,153
3.194%, ICE LIBOR USD 3 Month + 1.180%, 07/23/2030 (A)	1,170	1,017
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	1,230	1,007
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (A)	480	406
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/2031 (A)	1,435	1,183
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (A)	12,310	10,350
1.530%, U.S. SOFR + 0.650%, 12/06/2025 (A)	6,572	6,109
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (A)	60	54
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (A)	385	343
Bank of Montreal MTN
1.850%, 05/01/2025	1,360	1,262
Bank of New York Mellon
4.543%, U.S. SOFR + 1.169%, 02/01/2029 (A)	2,735	2,658
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	148
3.250%, 09/11/2024	270	262
3.250%, 05/16/2027	270	253
1.600%, 04/24/2025	410	380
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(A)(G)	1,385	1,328
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (A)	710	621
1.300%, 06/11/2025	760	694
Bank of Nova Scotia MTN
3.450%, 04/11/2025	1,950	1,873
Barclays PLC
7.437%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 11/02/2033 (A)	4,424	4,776
4.375%, 01/12/2026	4,430	4,282
Barclays PLC MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)	1,070	1,019
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,120
3.850%, 03/15/2052	2,395	1,934
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (D)	1,801	1,848
Blackstone Secured Lending Fund
3.625%, 01/15/2026	1,255	1,151

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BNP Paribas
5.198%, ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (A)(D)	$1,220	$1,185
5.125%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 01/13/2029 (A)(D)	3,070	3,019
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(D)	1,450	1,435
4.400%, 08/14/2028 (D)	1,420	1,341
3.375%, 01/09/2025 (D)	420	403
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (A)(D)	2,350	1,895
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(D)	950	877
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (A)(D)	380	345
BPCE
5.150%, 07/21/2024 (D)	1,550	1,526
BPCE MTN
5.975%, U.S. SOFR + 2.100%, 01/18/2027 (A)(D)	3,120	3,116
Brighthouse Financial
4.700%, 06/22/2047	4	3
3.850%, 12/22/2051	699	461
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	2,965	2,799
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	750	740
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	2,295	2,118
Capital One Financial
1.343%, U.S. SOFR + 0.690%, 12/06/2024 (A)	3,760	3,624
Cboe Global Markets
3.000%, 03/16/2032	2,520	2,131
Chubb INA Holdings
3.350%, 05/03/2026	420	400
CI Financial
4.100%, 06/15/2051	2,015	1,210
3.200%, 12/17/2030	2,610	1,979
Citadel
4.875%, 01/15/2027 (D)	1,240	1,201
Citigroup
8.125%, 07/15/2039	3,046	3,859
6.270%, U.S. SOFR + 2.338%, 11/17/2033 (A)	3,872	4,055
5.610%, U.S. SOFR + 1.546%, 09/29/2026 (A)	4,970	4,970
5.500%, 09/13/2025	1,370	1,372
5.300%, 05/06/2044	255	240

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (A)	$2,701	$2,560
4.750%, 05/18/2046	150	129
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	600	580
4.650%, 07/30/2045	1,140	1,009
4.650%, 07/23/2048	280	251
4.600%, 03/09/2026	2,785	2,712
4.450%, 09/29/2027	1,380	1,318
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	2,020	1,878
4.400%, 06/10/2025	2,040	1,996
4.300%, 11/20/2026	590	566
4.125%, 07/25/2028	260	243
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	1,780	1,547
3.500%, 05/15/2023	930	927
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (A)	1,385	1,348
3.200%, 10/21/2026	565	526
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	560	532
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (A)	1,235	1,121
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (A)	8,560	7,028
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (A)	2,575	2,192
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	12,910	10,590
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (A)	4,920	3,951
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (A)	2,040	1,610
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)	800	793
Cooperatieve Rabobank UA
5.564%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.400%, 02/28/2029 (A)(D)	5,519	5,489
4.375%, 08/04/2025	1,580	1,531
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (A)(D)	3,290	2,861
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (A)(D)	780	727
Credit Agricole SA/London MTN
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (A)(D)	630	578
Credit Suisse AG/New York NY
5.000%, 07/09/2027	600	550

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.950%, 04/09/2025	$790	$717
1.000%, 05/05/2023	4,510	4,464
Credit Suisse AG/New York NY MTN
3.625%, 09/09/2024	1,360	1,285
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(D)	7,729	8,117
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(D)	9,005	8,086
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(D)	1,490	1,182
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(D)	5,475	3,852
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (A)(D)	6,925	5,581
Credit Suisse NY
7.950%, 01/09/2025	1,570	1,586
7.500%, 02/15/2028	3,000	3,029
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (A)(D)	2,255	2,269
5.375%, 01/12/2024 (D)	940	937
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (A)(D)	1,320	1,254
1.226%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 06/22/2024 (A)(D)	550	542
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (A)	3,504	2,685
Discover Bank
4.200%, 08/08/2023	1,130	1,124
DNB Bank
1.605%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (A)(D)	3,800	3,247
Enstar Group
3.100%, 09/01/2031	1,465	1,113
Equitable Holdings
3.900%, 04/20/2023	910	908
F&G Global Funding
1.750%, 06/30/2026 (D)	1,580	1,400
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,788	1,929
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(D)	4,120	4,043
General Motors
5.200%, 04/01/2045	632	521

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Capital II
5.730%, ICE LIBOR USD 3 Month + 0.768%(A)(G)	$435	$350
Goldman Sachs Group
6.750%, 10/01/2037	1,629	1,734
6.250%, 02/01/2041	1,290	1,380
5.150%, 05/22/2045	1,870	1,733
4.750%, 10/21/2045	400	358
4.387%, U.S. SOFR + 1.510%, 06/15/2027 (A)	2,610	2,518
4.250%, 10/21/2025	1,090	1,056
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (A)	500	468
3.750%, 05/22/2025	500	483
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (A)	640	594
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (A)	310	288
3.500%, 01/23/2025	150	145
3.500%, 04/01/2025	870	838
3.500%, 11/16/2026	2,420	2,272
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (A)	4,160	3,999
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (A)	120	87
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (A)	1,560	1,286
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (A)	280	193
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (A)	11,585	9,237
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (A)	6,635	5,211
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (A)	1,754	1,536
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (A)	10,060	8,735
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (A)	9,675	8,527
1.217%, 12/06/2023	6,265	6,075
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (A)	2,475	2,396
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	290	262
HSBC Bank USA
7.000%, 01/15/2039	510	572
HSBC Holdings PLC
4.755%, U.S. SOFR + 2.110%, 06/09/2028 (A)	660	634
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (A)	2,515	2,363
4.300%, 03/08/2026	5,405	5,227

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 03/14/2024	$1,190	$1,172
4.250%, 08/18/2025	960	926
4.041%, ICE LIBOR USD 3 Month + 1.546%, 03/13/2028 (A)	1,030	961
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/2030 (A)	970	869
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (A)	675	638
2.871%, U.S. SOFR + 1.410%, 11/22/2032 (A)	1,250	990
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (A)	2,620	2,091
2.357%, U.S. SOFR + 1.947%, 08/18/2031 (A)	410	324
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (A)	3,735	3,096
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (A)	4,845	4,459
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (A)	3,325	2,815
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (A)	290	266
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (A)	3,320	2,904
ING Bank
5.800%, 09/25/2023 (D)	202	202
Intercontinental Exchange
4.950%, 06/15/2052	270	254
4.600%, 03/15/2033	2,130	2,022
1.850%, 09/15/2032	3,890	2,897
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (D)	1,260	1,206
5.017%, 06/26/2024 (D)	870	840
Jackson Financial
3.125%, 11/23/2031	2,780	2,222
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,025
5.364%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (A)	2,740	2,559
4.950%, 06/01/2045	300	276
4.912%, U.S. SOFR + 2.080%, 07/25/2033 (A)	1,482	1,419
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (A)	1,790	1,702
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (A)	740	701
4.323%, U.S. SOFR + 1.560%, 04/26/2028 (A)	1,154	1,106
4.250%, 10/01/2027	2,070	1,992
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	940	881
4.125%, 12/15/2026	2,420	2,335

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	$2,220	$2,191
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (A)	215	179
3.875%, 09/10/2024	440	430
3.625%, 05/13/2024	1,490	1,463
3.625%, 12/01/2027	1,000	933
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)	210	143
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (A)	2,570	2,158
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (A)	1,470	1,333
2.739%, U.S. SOFR + 1.510%, 10/15/2030 (A)	1,640	1,383
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (A)	2,387	1,934
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (A)	8,585	6,864
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	1,960	1,621
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (A)	470	445
2.182%, U.S. SOFR + 1.890%, 06/01/2028 (A)	2,170	1,898
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	1,280	1,189
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (A)	2,525	2,129
2.005%, TSFR3M + 1.585%, 03/13/2026 (A)	75	70
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (A)	3,645	2,831
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (A)	11,798	10,437
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (A)	7,495	6,967
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	2,130	2,109
1.470%, U.S. SOFR + 0.765%, 09/22/2027 (A)	10,012	8,680
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (A)	3,866	3,424
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	7,086	6,222
0.969%, TSFR3M + 0.580%, 06/23/2025 (A)	8,540	8,014
KeyBank MTN
5.000%, 01/26/2033	866	833
KKR Group Finance II LLC
5.500%, 02/01/2043 (D)(F)	120	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance III LLC
5.125%, 06/01/2044 (D)	$1,005	$882
Lehman Brothers Holdings
6.500%, 12/31/2049 (H)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (H)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, ICE LIBOR USD 3 Month + 0.840%(G)(H)	20,630	–
Liberty Mutual Group
5.500%, 06/15/2052 (D)	686	643
Lloyds Bank PLC
3.500%, 05/14/2025	100	96
Lloyds Banking Group
5.871%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 03/06/2029 (A)	2,365	2,365
3.574%, ICE LIBOR USD 3 Month + 1.205%, 11/07/2028 (A)	1,710	1,551
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (A)	3,495	3,255
4.375%, 03/22/2028	1,180	1,116
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (A)	530	516
3.750%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.800%, 03/18/2028 (A)	200	185
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (A)	3,000	2,620
Macquarie Bank
3.624%, 06/03/2030 (D)	765	646
Macquarie Group
4.442%, U.S. SOFR + 2.405%, 06/21/2033 (A)(D)	1,085	985
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(D)	2,395	2,105
Macquarie Group MTN
5.033%, ICE LIBOR USD 3 Month + 1.750%, 01/15/2030 (A)(D)	635	619
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(D)	3,815	3,024
Marsh & McLennan
6.250%, 11/01/2052	388	431
5.750%, 11/01/2032	1,510	1,567
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (D)	2,220	2,194

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mercury General
4.400%, 03/15/2027	$1,720	$1,639
MetLife
6.400%, 12/15/2036	1,400	1,405
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	4,445	4,145
0.900%, 06/08/2023 (D)	1,540	1,522
Metropolitan Life Global Funding I MTN
5.000%, 01/06/2026 (D)	2,345	2,339
3.300%, 03/21/2029 (D)	2,460	2,218
Mitsubishi UFJ Financial Group
5.719%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 02/20/2026 (A)	9,810	9,796
5.475%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.530%, 02/22/2031 (A)	992	982
5.441%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.630%, 02/22/2034 (A)	1,772	1,742
5.422%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.380%, 02/22/2029 (A)	1,617	1,606
5.063%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 09/12/2025 (A)	3,240	3,209
4.080%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 04/19/2028 (A)(F)	720	683
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)(F)	700	673
Mizuho Financial Group
5.754%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.800%, 05/27/2034 (A)	1,992	1,982
5.739%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 05/27/2031 (A)	1,620	1,618
5.667%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 05/27/2029 (A)	2,365	2,361
Morgan Stanley
6.342%, U.S. SOFR + 2.560%, 10/18/2033 (A)	3,868	4,078
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (A)	1,170	1,143
5.123%, U.S. SOFR + 1.730%, 02/01/2029 (A)	1,969	1,934
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/2024 (A)	1,810	1,805

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (A)	$1,970	$1,470
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (A)	1,000	883
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (A)	3,603	3,169
0.790%, U.S. SOFR + 0.525%, 05/30/2025 (A)	4,564	4,274
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 Month + 1.628%, 01/23/2030 (A)	725	682
4.350%, 09/08/2026	235	226
4.100%, 05/22/2023	110	110
4.000%, 07/23/2025	580	565
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	280	259
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	5,705	5,052
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (A)	270	249
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (A)	10	8
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (A)	3,665	2,901
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (A)	3,680	3,282
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (A)	8,485	6,600
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	2,020	1,883
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (A)	11,300	9,864
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (A)	1,770	1,639
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (A)	391	360
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (A)	4,518	4,320
National Australia Bank
6.429%, 01/12/2033 (D)	1,618	1,635
National Securities Clearing
1.500%, 04/23/2025 (D)	510	471
1.200%, 04/23/2023 (D)	620	616
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (A)(D)	5,240	5,200
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (A)(D)	1,735	1,735
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(D)	2,565	2,301

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
7.059%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (A)(D)	$4,407	$4,407
Natwest Group PLC
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (A)	820	816
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (A)	4,630	4,546
NatWest Group PLC
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (A)	2,180	2,265
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (A)	1,640	1,439
New York Life Global Funding
0.950%, 06/24/2025 (D)	550	497
New York Life Insurance
3.750%, 05/15/2050 (D)	650	511
Nordea Bank ABP
1.000%, 06/09/2023 (D)	1,370	1,355
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	2,966	2,098
Ohio National Financial Services
6.800%, 01/24/2030 (D)	1,775	1,630
ORIX
5.200%, 09/13/2032	2,140	2,125
Park Aerospace Holdings
5.500%, 02/15/2024 (D)	238	235
4.500%, 03/15/2023 (D)	4,470	4,466
PNC Bank
3.875%, 04/10/2025	910	882
PNC Financial Services Group
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (A)	3,440	3,326
3.500%, 01/23/2024	255	251
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	2,940	2,777
1.250%, 06/23/2025 (D)	270	245
Prospect Capital
3.706%, 01/22/2026	785	707
Royal Bank of Canada
4.917%, 06/29/2085 (A)	860	690
Royal Bank of Canada MTN
2.250%, 11/01/2024	170	162
1.600%, 04/17/2023	1,170	1,165
1.150%, 06/10/2025	730	666
Santander UK Group Holdings PLC
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (A)	4,580	4,534
2.896%, U.S. SOFR + 1.475%, 03/15/2032 (A)	350	278

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (A)	$705	$617
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (A)	1,885	1,646
1.532%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026 (A)	1,140	1,019
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (A)	4,785	4,533
SBL Holdings
5.000%, 02/18/2031 (D)	2,450	2,007
Societe Generale
3.625%, 03/01/2041 (D)	1,370	922
Societe Generale MTN
2.625%, 01/22/2025 (D)	1,345	1,267
Standard Chartered PLC
5.700%, 03/26/2044 (D)(F)	427	402
5.200%, 01/26/2024 (D)	410	408
State Street
3.300%, 12/16/2024	310	300
Stewart Information Services
3.600%, 11/15/2031	954	738
Sumitomo Mitsui Financial Group
5.710%, 01/13/2030	3,145	–
5.520%, 01/13/2028	3,166	3,158
Swedbank
1.300%, 06/02/2023 (D)	930	920
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	148	164
4.900%, 09/15/2044 (D)	600	553
4.270%, 05/15/2047 (D)	175	150
3.300%, 05/15/2050 (D)	2,360	1,689
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	4,460	4,198
2.800%, 03/10/2027	3,445	3,149
1.150%, 06/12/2025	730	666
0.750%, 06/12/2023	1,430	1,413
Travelers
4.600%, 08/01/2043	50	45
Truist Bank
3.800%, 10/30/2026	250	236
Truist Financial MTN
4.260%, U.S. SOFR + 1.456%, 07/28/2026 (A)	4,225	4,119
Trust Fibra Uno
6.390%, 01/15/2050 (D)	956	746
UBS MTN
4.500%, 06/26/2048 (D)	1,540	1,370

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
5.959%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.200%, 01/12/2034 (A)(D)	$1,886	$1,889
4.751%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 05/12/2028 (A)(D)	660	635
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A)(D)	520	507
4.253%, 03/23/2028 (D)	1,490	1,405
4.125%, 09/24/2025 (D)	1,010	977
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(D)	400	314
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (A)	960	990
5.727%, U.S. SOFR + 1.430%, 10/21/2026 (A)	1,000	1,012
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (A)	3,355	3,212
4.653%, U.S. SOFR + 1.230%, 02/01/2029 (A)	4,760	4,626
1.450%, 05/12/2025	1,610	1,485
US Bancorp MTN
3.600%, 09/11/2024	160	156
Validus Holdings
8.875%, 01/26/2040	1,460	1,802
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (D)	1,370	1,306
Wells Fargo
7.950%, 11/15/2029	925	1,016
5.606%, 01/15/2044	700	681
5.375%, 11/02/2043	220	208
5.292%, ICE LIBOR USD 3 Month + 0.500%, 01/15/2027 (A)	2,395	2,249
4.480%, 01/16/2024	392	389
3.000%, 10/23/2026	1,640	1,514
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (A)	6,380	5,932
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (A)	9,355	8,610
4.900%, 11/17/2045	1,310	1,158
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (A)	1,505	1,437
4.750%, 12/07/2046	2,365	2,028
4.650%, 11/04/2044	560	479
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (A)	7,175	6,748

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 06/14/2046	$220	$180
4.300%, 07/22/2027	1,180	1,142
4.150%, 01/24/2029	1,450	1,358
3.750%, 01/24/2024	360	355
3.584%, ICE LIBOR USD 3 Month + 1.310%, 05/22/2028 (A)	3,275	3,030
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (A)	13,126	12,155
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	7,665	6,481
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (A)	3,675	3,409
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	2,530	2,156
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (A)	415	345
2.406%, U.S. SOFR + 1.087%, 10/30/2025 (A)	1,190	1,129
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (A)	4,380	3,872
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (A)	840	645

		824,788

Health Care — 2.5%
Abbott Laboratories
4.900%, 11/30/2046	840	826
4.750%, 11/30/2036	1,623	1,614
3.750%, 11/30/2026	406	392
1.400%, 06/30/2030	1,772	1,419
AbbVie
4.875%, 11/14/2048	130	119
4.550%, 03/15/2035	1,181	1,098
4.500%, 05/14/2035	325	302
4.450%, 05/14/2046	521	446
4.300%, 05/14/2036	512	460
4.250%, 11/21/2049	10,033	8,355
4.050%, 11/21/2039	837	706
3.800%, 03/15/2025	700	679
3.750%, 11/14/2023	160	158
3.600%, 05/14/2025	1,605	1,544
3.200%, 05/14/2026	145	136
3.200%, 11/21/2029	3,595	3,180
2.950%, 11/21/2026	610	563
2.600%, 11/21/2024	2,760	2,632
Advocate Health & Hospitals
2.211%, 06/15/2030	3,565	2,973
Amgen
6.375%, 06/01/2037	1,785	1,901
5.750%, 03/02/2063	394	389

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.650%, 03/02/2053	$8,048	$7,982
5.600%, 03/02/2043	2,040	2,015
5.250%, 03/02/2025	3,937	3,928
5.250%, 03/02/2030	789	785
5.250%, 03/02/2033	4,009	3,981
5.150%, 03/02/2028	3,150	3,138
5.150%, 11/15/2041	316	293
4.663%, 06/15/2051	104	90
4.400%, 05/01/2045	900	753
4.200%, 03/01/2033	1,897	1,745
3.625%, 05/22/2024	220	215
3.150%, 02/21/2040	880	647
2.000%, 01/15/2032	2,710	2,095
Astrazeneca Finance LLC
4.900%, 03/03/2030	2,361	2,351
4.875%, 03/03/2028	2,361	2,356
4.875%, 03/03/2033	1,574	1,570
Baxter International
3.950%, 04/01/2030	890	800
BayCare Health System
3.831%, 11/15/2050	2,765	2,246
Bayer US Finance II LLC
4.875%, 06/25/2048 (D)	2,228	1,933
4.700%, 07/15/2064 (D)	400	316
4.625%, 06/25/2038 (D)	2,097	1,827
4.400%, 07/15/2044 (D)	2,750	2,200
Becton Dickinson
4.685%, 12/15/2044	412	365
3.734%, 12/15/2024	446	434
3.363%, 06/06/2024	531	517
Bon Secours Mercy Health
3.464%, 06/01/2030	1,480	1,327
Bristol-Myers Squibb
3.400%, 07/26/2029	253	232
3.200%, 06/15/2026	768	727
2.900%, 07/26/2024	1,352	1,310
2.550%, 11/13/2050	2,045	1,301
Centene
3.000%, 10/15/2030	7,204	5,885
2.500%, 03/01/2031	660	514
Cigna Group
4.900%, 12/15/2048	926	833
4.800%, 08/15/2038	1,281	1,180
4.375%, 10/15/2028	1,260	1,210
4.125%, 11/15/2025	450	438
3.750%, 07/15/2023	715	710
3.400%, 03/15/2050	1,650	1,157
3.400%, 03/15/2051	1,050	736
3.250%, 04/15/2025	1,000	961
CommonSpirit Health
4.350%, 11/01/2042	690	582

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVS Health
5.250%, 02/21/2033	$3,456	$3,402
5.125%, 02/21/2030	2,745	2,695
5.125%, 07/20/2045	170	154
5.050%, 03/25/2048	9,268	8,318
5.000%, 02/20/2026	3,900	3,879
4.875%, 07/20/2035	232	218
4.780%, 03/25/2038	330	300
4.300%, 03/25/2028	1,809	1,729
4.250%, 04/01/2050	630	504
4.125%, 04/01/2040	240	197
3.875%, 07/20/2025	929	900
3.750%, 04/01/2030	1,835	1,657
3.625%, 04/01/2027	620	583
3.375%, 08/12/2024	95	92
3.000%, 08/15/2026	763	708
2.125%, 09/15/2031	660	518
1.875%, 02/28/2031	210	163
DH Europe Finance II Sarl
2.200%, 11/15/2024	1,938	1,844
Elevance Health
4.625%, 05/15/2042	219	198
4.550%, 05/15/2052	490	424
4.100%, 05/15/2032	1,090	1,001
3.650%, 12/01/2027	330	310
3.500%, 08/15/2024	1,950	1,897
3.350%, 12/01/2024	1,190	1,151
Eli Lilly
4.950%, 02/27/2063	551	548
4.875%, 02/27/2053	1,181	1,179
4.700%, 02/27/2033	1,575	1,567
Gilead Sciences
4.750%, 03/01/2046	40	36
4.000%, 09/01/2036	631	556
3.700%, 04/01/2024	1,540	1,513
3.650%, 03/01/2026	890	850
2.800%, 10/01/2050	1,944	1,262
2.600%, 10/01/2040	1,225	853
1.650%, 10/01/2030	708	560
HCA
5.500%, 06/15/2047	1,790	1,610
5.250%, 04/15/2025	750	743
5.250%, 06/15/2026	1,015	999
5.250%, 06/15/2049	2,905	2,506
4.625%, 03/15/2052 (D)	5,137	4,041
4.125%, 06/15/2029	2,500	2,276
3.625%, 03/15/2032 (D)	4,395	3,715
3.500%, 07/15/2051	1,287	838
2.375%, 07/15/2031	1,015	790
Humana
4.950%, 10/01/2044	200	179
4.800%, 03/15/2047	50	44

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/01/2025	$120	$118
3.950%, 03/15/2027	860	822
3.850%, 10/01/2024	2,530	2,469
3.700%, 03/23/2029	7,750	7,031
2.150%, 02/03/2032	250	193
Johnson & Johnson
3.700%, 03/01/2046	970	818
2.450%, 09/01/2060	2,085	1,278
0.950%, 09/01/2027	990	847
0.550%, 09/01/2025	490	442
Mass General Brigham
3.192%, 07/01/2049	245	174
Medtronic
4.625%, 03/15/2045	123	115
Merck
2.750%, 12/10/2051	1,050	702
1.450%, 06/24/2030	480	384
0.750%, 02/24/2026	840	743
Pfizer
4.000%, 12/15/2036	1,050	961
2.700%, 05/28/2050	1,400	956
2.625%, 04/01/2030	720	628
2.550%, 05/28/2040	394	285
1.700%, 05/28/2030 (F)	680	556
0.800%, 05/28/2025	1,050	960
Roche Holdings
2.607%, 12/13/2051 (D)	3,154	2,072
Royalty Pharma PLC
1.200%, 09/02/2025	980	877
0.750%, 09/02/2023	1,650	1,609
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,014
UnitedHealth Group
6.625%, 11/15/2037	200	225
5.875%, 02/15/2053	6,562	7,079
5.800%, 03/15/2036	560	586
5.350%, 02/15/2033	2,300	2,353
5.250%, 02/15/2028	1,185	1,201
4.625%, 07/15/2035	940	901
4.450%, 12/15/2048	140	124
4.250%, 06/15/2048	180	156
4.200%, 05/15/2032	520	490
4.000%, 05/15/2029	1,856	1,760
3.875%, 12/15/2028	250	236
3.875%, 08/15/2059	570	444
3.750%, 07/15/2025	330	320
3.700%, 08/15/2049	140	110
3.500%, 06/15/2023	230	229
3.250%, 05/15/2051	1,802	1,291
3.125%, 05/15/2060	90	61
3.050%, 05/15/2041	371	279
2.900%, 05/15/2050	880	596

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.875%, 03/15/2023	$150	$150
2.750%, 05/15/2040	1,110	808
2.300%, 05/15/2031	150	124
2.000%, 05/15/2030	220	180
1.250%, 01/15/2026	260	235
Universal Health Services
1.650%, 09/01/2026	1,260	1,094
Viatris
4.000%, 06/22/2050	1,020	658
Wyeth LLC
6.450%, 02/01/2024	365	368
5.950%, 04/01/2037	320	343

		202,539

Industrials — 2.1%
3M
3.700%, 04/15/2050 (F)	300	232
2.375%, 08/26/2029 (F)	2,320	1,948
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400%, 10/29/2033	1,410	1,097
3.300%, 01/30/2032	7,488	5,992
3.000%, 10/29/2028	8,758	7,463
2.450%, 10/29/2026	3,970	3,500
1.650%, 10/29/2024	3,505	3,252
1.150%, 10/29/2023	7,999	7,762
Air Lease
5.850%, 12/15/2027	1,325	1,319
5.300%, 02/01/2028	830	806
3.375%, 07/01/2025	490	462
3.250%, 03/01/2025	525	498
Air Lease MTN
2.875%, 01/15/2026	3,019	2,783
2.300%, 02/01/2025	605	565
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	84	74
Boeing
7.250%, 06/15/2025	107	111
5.930%, 05/01/2060	1,998	1,866
5.805%, 05/01/2050	2,130	2,026
5.705%, 05/01/2040	1,090	1,038
5.150%, 05/01/2030	1,240	1,200
4.875%, 05/01/2025	2,290	2,258
3.750%, 02/01/2050	1,927	1,356
3.250%, 02/01/2035	3,097	2,384
3.200%, 03/01/2029	720	633
3.100%, 05/01/2026	230	214
2.800%, 03/01/2027	280	254
2.700%, 02/01/2027	340	308
2.196%, 02/04/2026	4,608	4,186
1.433%, 02/04/2024	5,034	4,841

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	$200	$233
4.550%, 09/01/2044	825	745
3.650%, 09/01/2025	140	135
2.875%, 06/15/2052	610	409
Canadian National Railway
4.400%, 08/05/2052	741	661
3.850%, 08/05/2032	1,113	1,021
Canadian Pacific Railway
6.125%, 09/15/2115	34	35
3.000%, 12/02/2041	1,466	1,111
2.450%, 12/02/2031	2,450	2,040
1.750%, 12/02/2026	339	300
1.350%, 12/02/2024	1,754	1,635
Carrier Global
3.577%, 04/05/2050	70	50
Caterpillar
4.300%, 05/15/2044	50	46
Cintas No. 2
4.000%, 05/01/2032	3,495	3,242
3.700%, 04/01/2027	590	563
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	41	40
CoStar Group
2.800%, 07/15/2030 (D)	1,485	1,224
Crowley Conro LLC
4.181%, 08/15/2043	754	701
Deere
3.750%, 04/15/2050 (F)	920	785
3.100%, 04/15/2030	160	143
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,552	2,234
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (D)	5,437	5,164
4.500%, 10/20/2025 (D)	1,219	1,184
Eaton
7.625%, 04/01/2024	325	333
4.150%, 11/02/2042	530	451
4.000%, 11/02/2032	99	91
Emerson Electric
2.800%, 12/21/2051	2,935	1,891
Equifax
3.950%, 06/15/2023	3,015	3,001
2.600%, 12/15/2025	445	412
General Dynamics
4.250%, 04/01/2040	1,915	1,738
4.250%, 04/01/2050	200	178
General Electric MTN
5.344%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (A)	3,035	2,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Honeywell International
1.350%, 06/01/2025	$510	$471
ILFC E-Capital Trust II
6.538%, ICE LIBOR USD 3 Month + 1.800%, 12/21/2065 (A)(D)	1,200	851
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	143	121
John Deere Capital MTN
5.050%, 03/03/2026	2,759	2,759
4.900%, 03/03/2028	1,971	1,967
4.850%, 10/11/2029	1,298	1,298
4.150%, 09/15/2027	3,718	3,613
3.350%, 04/18/2029	2,525	2,315
L3Harris Technologies
5.054%, 04/27/2045	330	304
4.854%, 04/27/2035	210	199
Lockheed Martin
5.700%, 11/15/2054	1,576	1,706
4.150%, 06/15/2053	2,240	1,926
3.900%, 06/15/2032	410	380
3.550%, 01/15/2026	716	692
Norfolk Southern
4.550%, 06/01/2053	295	255
4.450%, 03/01/2033	1,193	1,120
Northrop Grumman
5.250%, 05/01/2050	3,620	3,577
4.950%, 03/15/2053	1,166	1,099
4.700%, 03/15/2033	1,630	1,572
4.400%, 05/01/2030	2,523	2,410
3.850%, 04/15/2045	350	278
3.250%, 01/15/2028	480	443
2.930%, 01/15/2025	2,020	1,934
Otis Worldwide
3.112%, 02/15/2040	605	449
2.056%, 04/05/2025	340	317
Parker-Hannifin
4.250%, 09/15/2027	1,990	1,904
2.700%, 06/14/2024	830	801
Quanta Services
0.950%, 10/01/2024	1,407	1,302
Raytheon Technologies
5.375%, 02/27/2053	1,626	1,633
5.150%, 02/27/2033	2,438	2,426
5.000%, 02/27/2026	1,219	1,217
4.125%, 11/16/2028	480	457
3.950%, 08/16/2025	800	777
3.150%, 12/15/2024	320	308
3.125%, 07/01/2050	1,290	905
2.250%, 07/01/2030	680	563
Republic Services
4.750%, 05/15/2023	119	119

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.500%, 08/15/2024	$680	$653
1.450%, 02/15/2031	4,370	3,349
Roper Technologies
1.000%, 09/15/2025	940	847
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	2,830	2,521
Triton Container International
2.050%, 04/15/2026 (D)	1,490	1,303
Union Pacific
3.839%, 03/20/2060	970	740
3.750%, 07/15/2025	530	514
3.750%, 02/05/2070	700	510
3.375%, 02/14/2042	847	665
3.250%, 02/05/2050	1,065	768
2.891%, 04/06/2036	835	657
2.800%, 02/14/2032	1,019	862
2.375%, 05/20/2031	750	621
2.150%, 02/05/2027	270	244
United Parcel Service
5.200%, 04/01/2040	525	529
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	20	20
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,263	2,185

		156,250

Information Technology — 1.9%
Adobe
2.300%, 02/01/2030	1,300	1,112
Advanced Micro Devices
3.924%, 06/01/2032	2,277	2,110
Apple
4.375%, 05/13/2045	1,275	1,171
4.100%, 08/08/2062	1,112	942
3.950%, 08/08/2052	2,289	1,950
3.850%, 05/04/2043	375	322
3.450%, 05/06/2024	350	344
3.250%, 08/08/2029	575	529
2.800%, 02/08/2061	501	321
2.650%, 05/11/2050	1,087	730
2.650%, 02/08/2051	483	322
2.450%, 08/04/2026	2,200	2,036
2.400%, 05/03/2023	95	95
2.400%, 08/20/2050	89	56
2.375%, 02/08/2041	574	406
1.400%, 08/05/2028	1,080	912
1.125%, 05/11/2025	1,720	1,588
Applied Materials
1.750%, 06/01/2030	1,070	872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Broadcom
4.926%, 05/15/2037 (D)	$2,268	$1,973
4.150%, 11/15/2030	842	758
3.469%, 04/15/2034 (D)	792	627
3.419%, 04/15/2033 (D)	3,258	2,623
3.150%, 11/15/2025	925	871
3.137%, 11/15/2035 (D)	2,980	2,197
2.600%, 02/15/2033 (D)	1,189	899
2.450%, 02/15/2031 (D)	1,235	979
Corning
5.450%, 11/15/2079	1,395	1,236
Dell International LLC/EMC
6.100%, 07/15/2027	717	737
5.250%, 02/01/2028	2,793	2,748
Fiserv
5.600%, 03/02/2033	1,577	1,574
5.450%, 03/02/2028	2,365	2,362
Global Payments
4.950%, 08/15/2027	1,666	1,611
2.150%, 01/15/2027	2,731	2,393
Intel
5.900%, 02/10/2063	1,100	1,083
5.700%, 02/10/2053	2,362	2,308
5.625%, 02/10/2043	1,022	997
5.200%, 02/10/2033	3,000	2,944
5.125%, 02/10/2030	600	593
4.750%, 03/25/2050	480	416
3.734%, 12/08/2047	119	88
3.050%, 08/12/2051	310	199
2.800%, 08/12/2041	1,846	1,257
1.600%, 08/12/2028	650	547
International Business Machines
3.000%, 05/15/2024	2,340	2,275
KLA
4.950%, 07/15/2052	657	621
4.650%, 07/15/2032	640	625
3.300%, 03/01/2050	646	469
Kyndryl Holdings
2.050%, 10/15/2026	2,500	2,149
Lam Research
3.800%, 03/15/2025	150	146
Marvell Technology
1.650%, 04/15/2026	2,010	1,799
Mastercard
3.850%, 03/26/2050	2,850	2,400
3.375%, 04/01/2024	240	235
Micron Technology
5.875%, 02/09/2033	840	814
Microsoft
4.100%, 02/06/2037	245	230
3.500%, 02/12/2035	460	416
3.450%, 08/08/2036	1,622	1,421

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 02/06/2027	$2,330	$2,226
3.041%, 03/17/2062	281	197
2.921%, 03/17/2052	2,218	1,596
2.875%, 02/06/2024	970	949
2.700%, 02/12/2025	360	346
2.525%, 06/01/2050	1,104	737
2.400%, 08/08/2026	1,990	1,846
2.375%, 05/01/2023	50	50
NVIDIA
3.700%, 04/01/2060	680	518
3.500%, 04/01/2040	990	814
3.500%, 04/01/2050	2,010	1,559
2.850%, 04/01/2030	4,214	3,713
2.000%, 06/15/2031	788	637
NXP BV / NXP FUNDING LLC / NXP USA
4.400%, 06/01/2027	855	818
3.250%, 05/11/2041	774	538
2.700%, 05/01/2025	430	404
2.500%, 05/11/2031	788	622
Oracle
6.900%, 11/09/2052	4,942	5,337
5.550%, 02/06/2053	2,659	2,437
4.900%, 02/06/2033	2,019	1,907
4.650%, 05/06/2030	610	579
4.375%, 05/15/2055	476	361
4.300%, 07/08/2034	285	250
4.000%, 07/15/2046	1,370	1,000
4.000%, 11/15/2047	330	241
3.950%, 03/25/2051	4,083	2,933
3.900%, 05/15/2035	4,951	4,111
3.800%, 11/15/2037	4,295	3,401
3.600%, 04/01/2040	1,834	1,354
3.600%, 04/01/2050	2,000	1,355
2.950%, 11/15/2024	675	647
2.950%, 05/15/2025	695	659
2.950%, 04/01/2030	1,415	1,207
2.875%, 03/25/2031	2,480	2,056
2.800%, 04/01/2027	625	567
1.650%, 03/25/2026	1,820	1,627
PayPal Holdings
4.400%, 06/01/2032	740	696
2.300%, 06/01/2030	6,150	5,071
1.650%, 06/01/2025	640	593
QUALCOMM
6.000%, 05/20/2053	1,778	1,919
salesforce.com
3.250%, 04/11/2023	740	738
Sprint Capital
8.750%, 03/15/2032	200	238
Texas Instruments
4.150%, 05/15/2048	1,250	1,109
1.750%, 05/04/2030	440	360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TSMC Arizona
2.500%, 10/25/2031	$3,950	$3,273
1.750%, 10/25/2026	1,370	1,214
TSMC Global
1.375%, 09/28/2030 (D)	3,140	2,429
Visa
4.300%, 12/14/2045	810	731
3.150%, 12/14/2025	420	401
VMware
4.700%, 05/15/2030	1,418	1,327
1.400%, 08/15/2026	2,295	1,982
1.000%, 08/15/2024	2,453	2,292
0.600%, 08/15/2023	3,455	3,380
Vontier
2.950%, 04/01/2031	925	705
1.800%, 04/01/2026	1,170	1,018
Workday
3.800%, 04/01/2032	990	872
3.700%, 04/01/2029	500	457
3.500%, 04/01/2027	360	336
Xilinx
2.375%, 06/01/2030	604	509

		144,687

Materials — 1.0%
Amcor Finance USA
3.625%, 04/28/2026	2,000	1,888
Anglo American Capital PLC
4.750%, 03/16/2052 (D)	1,507	1,247
4.000%, 09/11/2027 (D)	280	262
3.875%, 03/16/2029 (D)	1,942	1,745
3.625%, 09/11/2024 (D)	1,810	1,749
Barrick North America Finance LLC
5.700%, 05/30/2041	470	468
Berry Global
4.875%, 07/15/2026 (D)	3,270	3,131
1.650%, 01/15/2027	1,785	1,532
BHP Billiton Finance USA
5.000%, 09/30/2043	40	39
4.900%, 02/28/2033	1,969	1,961
4.875%, 02/27/2026	3,938	3,912
4.750%, 02/28/2028	3,151	3,113
Celanese US Holdings LLC
6.330%, 07/15/2029	1,995	1,957
6.050%, 03/15/2025	4,910	4,892
Dow Chemical
7.375%, 11/01/2029	703	781
6.900%, 05/15/2053	740	827
4.800%, 05/15/2049	925	791
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,059

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equate Petrochemical MTN
4.250%, 11/03/2026 (D)	$1,440	$1,384
2.625%, 04/28/2028 (D)	2,250	1,967
Freeport-McMoRan
5.450%, 03/15/2043	270	244
5.400%, 11/14/2034	330	311
5.250%, 09/01/2029	2,200	2,125
Glencore Finance Canada
6.900%, 11/15/2037 (D)	814	880
6.000%, 11/15/2041 (D)	288	283
5.550%, 10/25/2042 (D)	355	329
Glencore Funding LLC
4.875%, 03/12/2029 (D)	628	607
4.125%, 05/30/2023 (D)	50	50
4.000%, 03/27/2027 (D)	1,570	1,490
3.875%, 04/27/2051 (D)	444	328
2.625%, 09/23/2031 (D)	1,739	1,385
International Flavors & Fragrances
2.300%, 11/01/2030 (D)	4,800	3,706
International Flavors and Fragrances
5.000%, 09/26/2048	2,365	1,957
1.230%, 10/01/2025 (D)	4,110	3,640
Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	2,570	2,398
OCP
4.500%, 10/22/2025 (D)	1,860	1,780
Orbia Advance
2.875%, 05/11/2031 (D)	1,340	1,055
1.875%, 05/11/2026 (D)	1,410	1,234
Rohm & Haas
7.850%, 07/15/2029	1,230	1,363
Southern Copper
5.250%, 11/08/2042	4,340	4,058
Suzano Austria GmbH
6.000%, 01/15/2029	2,340	2,296
Vale Overseas
6.875%, 11/21/2036	1,495	1,531
6.250%, 08/10/2026	2,290	2,336

		71,091

Real Estate — 1.1%
Agree
4.800%, 10/01/2032	741	693
2.600%, 06/15/2033	336	256
2.000%, 06/15/2028	1,477	1,225
American Assets Trust
3.375%, 02/01/2031	2,580	2,041
American Homes 4 Rent
4.300%, 04/15/2052	609	467
3.625%, 04/15/2032	1,359	1,148
2.375%, 07/15/2031	1,320	1,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Tower
5.650%, 03/15/2033	$2,600	$2,588
3.125%, 01/15/2027	741	680
1.875%, 10/15/2030	3,215	2,473
AvalonBay Communities MTN
2.450%, 01/15/2031	2,490	2,069
Boston Properties
3.400%, 06/21/2029	1,510	1,296
2.900%, 03/15/2030	125	103
Brixmor Operating Partnership
4.050%, 07/01/2030	1,845	1,631
2.500%, 08/16/2031	1,547	1,202
Camden Property Trust
2.800%, 05/15/2030	480	412
Crown Castle
5.000%, 01/11/2028	3,148	3,100
2.900%, 03/15/2027	1,138	1,034
2.900%, 04/01/2041	787	535
Crown Castle International
1.050%, 07/15/2026	2,118	1,834
CubeSmart
2.500%, 02/15/2032	1,440	1,124
2.250%, 12/15/2028	862	720
Equinix
3.900%, 04/15/2032	4,780	4,224
Essential Properties
2.950%, 07/15/2031	2,595	1,931
Essex Portfolio
2.550%, 06/15/2031	701	560
1.700%, 03/01/2028	1,779	1,486
Extra Space Storage
3.900%, 04/01/2029	1,153	1,046
2.550%, 06/01/2031	2,590	2,060
Federal Realty Investment Trust
3.950%, 01/15/2024	940	926
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,223
5.375%, 04/15/2026	1,305	1,273
5.300%, 01/15/2029	2,460	2,327
4.000%, 01/15/2030	1,584	1,387
Healthcare Realty Holdings
3.875%, 05/01/2025	1,100	1,044
3.100%, 02/15/2030	30	26
2.050%, 03/15/2031	190	141
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,010	939
2.000%, 03/15/2031	1,425	1,087
Hudson Pacific Properties
4.650%, 04/01/2029	3,200	2,718
Invitation Homes Operating Partnership
4.150%, 04/15/2032	1,353	1,190
2.700%, 01/15/2034	55	41

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.000%, 08/15/2031	$1,216	$912
Kimco Realty
4.600%, 02/01/2033	1,182	1,086
Life Storage
2.400%, 10/15/2031	1,945	1,539
Mid-America Apartments
4.300%, 10/15/2023	697	693
3.950%, 03/15/2029	682	641
Physicians Realty
2.625%, 11/01/2031	1,325	1,058
Piedmont Operating Partnership
4.450%, 03/15/2024	125	123
Realty Income
5.625%, 10/13/2032	2,158	2,200
4.850%, 03/15/2030	944	916
3.650%, 01/15/2028	370	347
2.850%, 12/15/2032	984	808
2.200%, 06/15/2028	728	629
Regency Centers LP
2.950%, 09/15/2029	1,862	1,568
Sabra Health Care LP
3.900%, 10/15/2029	1,335	1,110
Scentre Group Trust 1/ Scentre Group Trust 2
3.625%, 01/28/2026 (D)	1,285	1,210
Simon Property Group LP
2.450%, 09/13/2029	1,915	1,604
STORE Capital
4.625%, 03/15/2029	867	765
4.500%, 03/15/2028	1,817	1,619
2.750%, 11/18/2030	1,202	908
2.700%, 12/01/2031	472	343
Sun Communities Operating
4.200%, 04/15/2032	1,359	1,206
VICI Properties
5.750%, 02/01/2027 (D)	355	346
5.625%, 05/15/2052	1,158	1,026
5.125%, 05/15/2032	2,218	2,058
4.625%, 06/15/2025 (D)	190	182
4.500%, 09/01/2026 (D)	725	676
4.500%, 01/15/2028 (D)	416	382
4.125%, 08/15/2030 (D)	345	298
3.875%, 02/15/2029 (D)	1,220	1,061
3.750%, 02/15/2027 (D)	115	104
Welltower
4.500%, 01/15/2024	183	181
Weyerhaeuser
3.375%, 03/09/2033	2,480	2,083

		82,980

Utilities — 2.0%
Alabama Power
3.700%, 12/01/2047	1,490	1,146

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Electric Power
5.625%, 03/01/2033	$1,574	$1,573
American Transmission Systems
2.650%, 01/15/2032 (D)	1,211	992
Appalachian Power
4.500%, 03/01/2049	60	50
4.450%, 06/01/2045	1,600	1,336
Baltimore Gas and Electric
2.250%, 06/15/2031	1,053	852
Berkshire Hathaway Energy
2.850%, 05/15/2051	2,810	1,825
Boston Gas
4.487%, 02/15/2042 (D)	140	117
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	778	604
Comision Federal de Electricidad
4.875%, 01/15/2024 (D)	300	296
4.750%, 02/23/2027 (D)	710	674
3.875%, 07/26/2033 (D)	790	599
Commonwealth Edison
5.300%, 02/01/2053	317	315
Consolidated Edison of New York
5.200%, 03/01/2033	2,205	2,205
4.450%, 03/15/2044	2,585	2,195
3.950%, 04/01/2050	210	166
3.350%, 04/01/2030	260	232
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,416
Consumers Energy
2.650%, 08/15/2052	472	300
2.500%, 05/01/2060	602	338
Dominion Energy
5.375%, 11/15/2032	750	736
3.375%, 04/01/2030	788	689
3.071%, 08/15/2024 (C)	1,800	1,736
DTE Electric
5.200%, 04/01/2033	1,577	1,579
3.650%, 03/01/2052	563	436
2.950%, 03/01/2050	1,230	838
DTE Energy
2.529%, 10/01/2024 (C)	1,775	1,695
1.050%, 06/01/2025	3,230	2,925
Duke Energy
3.500%, 06/15/2051	218	152
3.150%, 08/15/2027	850	782
2.550%, 06/15/2031	1,821	1,467
0.900%, 09/15/2025	1,955	1,748
Duke Energy Carolinas LLC
5.350%, 01/15/2053	1,579	1,556
4.250%, 12/15/2041	1,000	861
4.000%, 09/30/2042	1,512	1,244
3.550%, 03/15/2052	952	710

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 03/15/2032	$1,308	$1,096
2.550%, 04/15/2031	717	597
Duke Energy Florida LLC
3.200%, 01/15/2027	1,600	1,503
2.400%, 12/15/2031	1,050	853
Duke Energy Indiana LLC
2.750%, 04/01/2050	880	551
Duke Energy Progress LLC
4.150%, 12/01/2044	250	207
2.500%, 08/15/2050	1,062	635
Enel Finance International
6.800%, 10/14/2025 (D)	955	979
Entergy Arkansas LLC
5.150%, 01/15/2033	1,580	1,572
2.650%, 06/15/2051	948	590
Entergy Texas
3.450%, 12/01/2027	1,625	1,491
Evergy Metro
5.300%, 10/01/2041	250	242
Eversource Energy
4.600%, 07/01/2027	2,230	2,172
2.900%, 10/01/2024	3,730	3,584
1.650%, 08/15/2030	1,196	922
Exelon
5.625%, 06/15/2035	1,720	1,725
5.600%, 03/15/2053	947	925
5.300%, 03/15/2033	1,971	1,946
5.150%, 03/15/2028	1,104	1,094
3.950%, 06/15/2025	1,020	987
FirstEnergy
4.150%, 07/15/2027	1,310	1,222
1.600%, 01/15/2026	300	267
Florida Power & Light
3.250%, 06/01/2024	455	443
ITC Holdings
4.050%, 07/01/2023	2,075	2,066
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	1,157	945
KeySpan Gas East
3.586%, 01/18/2052 (D)	4,825	3,352
2.742%, 08/15/2026 (D)	1,175	1,052
Metropolitan Edison
4.300%, 01/15/2029 (D)	1,958	1,825
4.000%, 04/15/2025 (D)	1,000	953
3.500%, 03/15/2023 (D)	5,050	5,047
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,396
3.650%, 04/15/2029	1,330	1,233
2.700%, 08/01/2052	913	591
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (D)	190	180

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mississippi Power
4.250%, 03/15/2042	$484	$396
3.950%, 03/30/2028	868	817
3.100%, 07/30/2051	1,263	828
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	720	675
NextEra Energy Capital Holdings
6.051%, 03/01/2025	2,190	2,203
0.650%, 03/01/2023	1,095	1,095
NiSource
5.800%, 02/01/2042	471	455
NSTAR Electric
4.550%, 06/01/2052	856	771
3.100%, 06/01/2051	650	454
Oncor Electric Delivery LLC
2.750%, 05/15/2030	1,950	1,693
Pacific Gas and Electric
5.250%, 03/01/2052	335	276
4.950%, 07/01/2050	3,366	2,657
4.750%, 02/15/2044	354	277
4.500%, 07/01/2040	362	284
4.200%, 06/01/2041	611	459
3.950%, 12/01/2047	2,406	1,641
3.500%, 08/01/2050	220	138
3.300%, 08/01/2040	90	61
2.500%, 02/01/2031	2,795	2,178
2.100%, 08/01/2027	3,618	3,081
1.700%, 11/15/2023	2,910	2,825
PacifiCorp
2.900%, 06/15/2052	2,590	1,717
PECO Energy
4.150%, 10/01/2044	1,985	1,674
2.850%, 09/15/2051	1,270	838
Pennsylvania Electric
4.150%, 04/15/2025 (D)	995	948
3.250%, 03/15/2028 (D)	1,026	928
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	2,090	1,993
5.450%, 05/21/2028 (D)	830	820
4.125%, 05/15/2027 (D)	1,990	1,881
Piedmont Natural Gas
5.050%, 05/15/2052	2,000	1,831
2.500%, 03/15/2031	2,000	1,628
Progress Energy
6.000%, 12/01/2039	200	201
Public Service Electric and Gas MTN
3.700%, 05/01/2028	2,270	2,141
2.700%, 05/01/2050	575	378
2.050%, 08/01/2050	292	166
1.900%, 08/15/2031	1,412	1,124

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service Enterprise Group
2.450%, 11/15/2031	$912	$729
1.600%, 08/15/2030	811	627
Public Service of Oklahoma
3.150%, 08/15/2051	712	474
Southern California Edison
4.125%, 03/01/2048	794	631
Southern California Gas
2.550%, 02/01/2030	1,840	1,558
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,457
Southwestern Electric Power
2.750%, 10/01/2026	1,000	913
1.650%, 03/15/2026	3,990	3,568
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,529
Texas Electric Market Stabilization Funding N LLC
4.265%, 08/01/2034 (D)	5,984	5,632
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (D)	497	477
Virginia Electric and Power
4.650%, 08/15/2043	1,205	1,066
4.625%, 05/15/2052	637	560
3.450%, 02/15/2024	150	147
2.950%, 11/15/2051	1,053	694
Vistra Operations LLC
4.300%, 07/15/2029 (D)	2,725	2,452
WEC Energy Group
0.800%, 03/15/2024	1,480	1,410
Wisconsin Electric Power
4.750%, 09/30/2032	1,057	1,033
1.700%, 06/15/2028	670	569

		148,686

Total Corporate Obligations
(Cost $2,502,815) ($ Thousands)		2,242,430

U.S. TREASURY OBLIGATIONS — 26.7%
U.S. Treasury Bills
5.067%, 08/31/2023 (I)	23,530	22,944
4.902%, 05/25/2023 (I)	61,850	61,173
4.738%, 08/03/2023 (I)	33,297	32,613
4.731%, 07/20/2023 (I)	29,780	29,226
4.624%, 06/01/2023 (I)	35,375	34,951
4.600%, 07/27/2023 (I)	14,610	14,325
4.527%, 04/27/2023 (I)	18,005	17,872
4.499%, 03/21/2023 (I)	17,920	17,875
4.465%, 03/28/2023 (I)	15,660	15,607
4.332%, 03/02/2023 (I)	4,850	4,850

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds
5.250%, 11/15/2028	$985	$1,040
5.250%, 02/15/2029	3,856	4,074
4.000%, 11/15/2042	26,555	26,177
4.000%, 11/15/2052	41,626	42,367
3.875%, 02/15/2043	15,420	14,960
3.625%, 08/15/2043	460	428
3.625%, 02/15/2053	73,103	69,596
3.375%, 08/15/2042	1,839	1,656
3.375%, 11/15/2048	1,840	1,647
3.250%, 05/15/2042	9,530	8,423
3.125%, 08/15/2044	600	513
3.000%, 08/15/2052	53,728	45,165
2.875%, 08/15/2045	590	481
2.875%, 05/15/2052	48,370	39,609
2.375%, 02/15/2042	65,495	50,413
2.375%, 05/15/2051	8,310	6,100
2.250%, 05/15/2041	240	182
2.250%, 02/15/2052	30,300	21,604
2.000%, 11/15/2041	206,879	149,527
2.000%, 02/15/2050	7,650	5,175
2.000%, 08/15/2051	32,586	21,903
1.875%, 02/15/2041	3,302	2,360
1.875%, 02/15/2051	29,020	18,947
1.875%, 11/15/2051	20,010	13,014
1.750%, 08/15/2041	127,116	88,087
1.625%, 11/15/2050	12,520	7,671
1.375%, 11/15/2040	71,654	47,082
1.375%, 08/15/2050	22,050	12,639
1.250%, 05/15/2050	22,860	12,681
1.125%, 05/15/2040	29,657	18,771
1.125%, 08/15/2040	38,344	24,149
U.S. Treasury Inflation Indexed Bonds
1.125%, 01/15/2033	9,416	9,078
0.625%, 07/15/2032	5,486	5,071
U.S. Treasury Notes
4.625%, 02/28/2025	57,445	57,261
4.500%, 11/30/2024	543	539
4.250%, 12/31/2024	11,718	11,587
4.250%, 10/15/2025	12,712	12,605
4.125%, 01/31/2025	53,980	53,278
4.125%, 09/30/2027	2,004	1,994
4.125%, 10/31/2027	76,206	75,825
4.125%, 11/15/2032	1,318	1,339
4.000%, 12/15/2025	236	233
4.000%, 02/15/2026	78,050	76,971
4.000%, 02/29/2028	132,129	131,148
4.000%, 10/31/2029	2,015	2,003
4.000%, 02/28/2030	1,026	1,022
3.875%, 01/15/2026	15,316	15,053
3.875%, 12/31/2027	25,749	25,373
3.875%, 09/30/2029	134	132

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.875%, 11/30/2029	$2,930	$2,892
3.875%, 12/31/2029	3,803	3,757
3.500%, 01/31/2028	48,338	46,869
3.500%, 01/31/2030	13,270	12,816
3.500%, 02/15/2033	30,315	29,316
3.250%, 06/30/2027	13,565	13,016
3.250%, 06/30/2029	3,840	3,654
3.125%, 08/31/2029	894	844
3.000%, 07/15/2025	36,330	34,980
3.000%, 09/30/2025	18,750	18,023
2.875%, 04/30/2025	7,646	7,353
2.875%, 05/15/2032	1,320	1,214
2.750%, 04/30/2027	41,155	38,736
2.750%, 07/31/2027	8,267	7,766
2.750%, 02/15/2028	17,891	16,739
2.750%, 05/31/2029	36,335	33,608
2.750%, 08/15/2032	8,580	7,797
2.625%, 07/31/2029	69,650	63,866
2.250%, 11/15/2027	8,931	8,183
2.000%, 11/15/2026	10,991	10,109
1.625%, 05/15/2026	9,558	8,758
1.500%, 08/15/2026	45,936	41,691
1.500%, 01/31/2027	14,440	12,977
1.500%, 11/30/2028	11,529	9,985
1.375%, 10/31/2028	26,551	22,865
1.250%, 04/30/2028	8,070	6,983
1.250%, 06/30/2028	3,600	3,103
1.000%, 07/31/2028	8,800	7,464
0.750%, 05/31/2026	26,999	24,005
0.375%, 11/30/2025	6,306	5,633

Total U.S. Treasury Obligations
(Cost $2,199,121) ($ Thousands)		1,993,391

ASSET-BACKED SECURITIES — 10.0%
Automotive — 2.6%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	2,019	1,963
Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	876	877
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/2026	1,899	1,879
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	682	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	$1,661	$1,636
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	1,459	1,434
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	1,574	1,481
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (D)	3,658	3,396
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	3,620	3,273
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (D)	1,050	919
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (D)	3,473	3,017
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-4A, Cl A
4.770%, 02/20/2029 (D)	1,550	1,504
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-1A, Cl A
5.250%, 04/20/2029 (D)	3,942	3,899
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-2A, Cl A
5.200%, 10/20/2027 (D)	1,971	1,943
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	1,938	1,936
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/2026	1,181	1,175
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	2,825	2,741
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	4,895	4,865
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A4
4.760%, 08/15/2028	1,632	1,618
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	1,120	1,088
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	1,140	1,069
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,990	1,859

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (D)	$2,354	$2,355
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A3
5.420%, 10/22/2029 (D)	1,451	1,452
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	905	845
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	1,260	1,260
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A4
3.370%, 07/15/2025	780	760
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/2026	2,518	2,505
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A4
4.830%, 05/15/2026	1,259	1,249
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	5,480	5,222
Ford Credit Auto Owner Trust, Ser 2022-A, Cl A3
1.290%, 06/15/2026	1,082	1,030
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A4
4.590%, 12/15/2027	2,786	2,757
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A3
5.270%, 05/17/2027	2,365	2,373
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	792
Ford Credit Auto Owner Trust, Ser 2023-1, Cl A
4.850%, 08/15/2035 (D)	6,102	6,036
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,597
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (D)	777	766
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (D)	111	111
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A3
3.420%, 06/20/2025	912	892

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	$2,175	$2,142
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A3
5.160%, 04/20/2026	2,336	2,334
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A4
5.160%, 01/20/2027	1,760	1,752
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A3
3.100%, 02/16/2027	4,709	4,551
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A4
3.250%, 04/17/2028	2,511	2,395
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	2,261	2,244
GM Financial Revolving Receivables Trust, Ser 2022-1, Cl A
5.910%, 10/11/2035 (D)	2,069	2,138
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (D)	5,700	5,272
Hertz Vehicle Financing III LLC, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (D)	1,040	1,017
Hertz Vehicle Financing III LLC, Ser 2023-2A, Cl A
5.570%, 09/25/2029 (D)	3,923	3,917
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (D)	1,983	1,727
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (D)	2,030	1,736
Hertz Vehicle Financing LLC, Ser 2022-2A, Cl A
2.330%, 06/26/2028 (D)	1,998	1,762
Hertz Vehicle Financing LLC, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (D)	1,930	1,844
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	1,490	1,452
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A4
3.760%, 12/18/2028	1,070	1,031
Honda Auto Receivables Owner Trust, Ser 2023-1, Cl A3
5.040%, 04/21/2027	4,252	4,244

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2023-1, Cl A4
4.970%, 06/21/2029	$2,044	$2,043
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	1,715	1,692
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A4
4.480%, 08/17/2026 (D)	2,293	2,252
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (D)	2,635	2,623
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/2026 (D)	1,033	1,024
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,224
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	2,641	2,523
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	838
Hyundai Auto Receivables Trust, Ser 2022-C, Cl A4
5.520%, 10/16/2028	1,822	1,841
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (D)	134	132
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	1,719	1,630
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,846
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A3
4.510%, 11/15/2027	1,722	1,701
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A4
4.310%, 04/16/2029	1,394	1,358
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/2027	1,259	1,246
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,084
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	1,654	1,626

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	$813	$796
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	10	10
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	1,730	1,697
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A2
2.120%, 10/15/2026	384	383
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	4,987	4,917
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	3,262	3,213
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	2,380	2,348
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	1,973	1,949
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	5,937	5,868
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	1,329	1,339
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	2,920	2,834
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	885	855
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	3,475	3,187
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (D)	3,972	3,785
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3
1.920%, 01/16/2024	5	5
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A4
3.110%, 08/16/2027	1,873	1,779
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A4
3.770%, 02/15/2028	1,787	1,725

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	$994	$1,008
Toyota Auto Receivables Owner Trust, Ser 2023-A, Cl A4
4.420%, 08/15/2028	1,312	1,284
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	1,135	1,110
Wheels SPV II LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (D)	444	440
World Omni Auto Receivables Trust, Ser 2022-C, Cl A3
3.660%, 10/15/2027	1,665	1,614
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	3,725	3,761
		191,379

Credit Cards — 0.6%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	1,580	1,523
American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	1,413	1,372
American Express Credit Account Master Trust, Ser 2022-4, Cl A
4.950%, 10/15/2027	1,961	1,961
BA Credit Card Trust, Ser 2022-A1, Cl A1
3.530%, 11/15/2027	2,561	2,477
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	1,054	890
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	2,377	2,299
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A
4.950%, 10/15/2027	7,441	7,436
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
5.348%, ICE LIBOR USD 1 Month + 0.770%, 05/14/2029 (A)	5,880	5,889
Discover Card Execution Note Trust, Ser 2022-A3, Cl A3
3.560%, 07/15/2027	10,712	10,359
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	1,060	1,061
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (D)	4,870	4,766

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Master Credit Card Trust II, Ser 2023-1A, Cl A
4.700%, 06/21/2027 (D)	$4,245	$4,196
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	1,975	1,905
Synchrony Card Funding LLC, Ser 2022-A2, Cl A
3.860%, 07/15/2028	1,197	1,164
		47,298

Mortgage Related Securities — 0.2%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (C)	15	14
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
5.337%, ICE LIBOR USD 1 Month + 0.720%, 09/25/2035 (A)	2,710	2,643
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
5.610%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (A)	200	199
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
5.337%, ICE LIBOR USD 1 Month + 0.720%, 01/25/2035 (A)	1,939	1,915
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
5.408%, ICE LIBOR USD 1 Month + 0.820%, 09/15/2029 (A)	150	144
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
4.937%, ICE LIBOR USD 1 Month + 0.320%, 08/25/2036 (A)	682	239
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (C)	12	5
RASC Trust, Ser 2005-KS9, Cl M5
5.562%, ICE LIBOR USD 1 Month + 0.630%, 10/25/2035 (A)	5,732	5,656
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	13	11
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
5.617%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2034 (A)	2,018	1,959
		12,785

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 6.6%

522 Funding CLO, Ser 2021-6A, Cl A1R
5.965%, ICE LIBOR USD 3 Month + 1.150%, 10/23/2034 (A)(D)	$1,000	$979
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A1A
6.758%, ICE LIBOR USD 3 Month + 1.950%, 01/20/2032 (A)(D)	2,420	2,407
ABPCI Direct Lending Fund IX LLC, Ser 2021-9A, Cl A1R
6.215%, ICE LIBOR USD 3 Month + 1.400%, 11/18/2031 (A)(D)	4,190	4,124
AccessLex Institute, Ser 2007-A, Cl A3
5.258%, ICE LIBOR USD 3 Month + 0.300%, 05/25/2036 (A)	1,629	1,581
ACRES Commercial Realty, Ser 2021-FL1, Cl AS
6.201%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2036 (A)(D)	6,000	5,704
AGL CLO VI, Ser 2021-6A, Cl AR
6.008%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034 (A)(D)	1,360	1,349
Aimco CLO XI, Ser 2021-11A, Cl AR
5.922%, ICE LIBOR USD 3 Month + 1.130%, 10/17/2034 (A)(D)	5,500	5,389
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (D)	3,630	3,161
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	4,849	4,621
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
5.866%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (A)(D)	3,793	3,763
Antares CLO, Ser 2021-1A, Cl A1R
6.275%, ICE LIBOR USD 3 Month + 1.460%, 10/23/2033 (A)(D)	2,500	2,426
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.858%, ICE LIBOR USD 3 Month + 1.050%, 04/20/2034 (A)(D)	1,320	1,296
Applebee's Funding LLC / IHOP Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (D)	1,980	1,922
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (D)	1,821	1,616
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
6.288%, ICE LIBOR USD 1 Month + 1.700%, 11/15/2036 (A)(D)	4,831	4,722

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
5.851%, SOFR30A + 1.450%, 01/15/2037 (A)(D)	$1,848	$1,837
Ares LXIII CLO, Ser 2022-63A, Cl A1A
6.019%, TSFR3M + 1.380%, 04/20/2035 (A)(D)	2,750	2,707
Ares XLII Clo, Ser 2021-42A, Cl BR
6.315%, ICE LIBOR USD 3 Month + 1.500%, 01/22/2028 (A)(D)	2,000	1,976
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
5.978%, ICE LIBOR USD 3 Month + 1.170%, 01/20/2035 (A)(D)	1,230	1,205
Barings CLO, Ser 2017-IA, Cl AR
5.608%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (A)(D)	1,401	1,399
Blackbird Capital Aircraft, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (D)	860	728
Brazos Education Loan Authority, Ser 2012-1, Cl A1
5.317%, ICE LIBOR USD 1 Month + 0.700%, 12/26/2035 (A)	735	725
Brazos Higher Education Authority, Ser 2010-1, Cl A2
6.158%, ICE LIBOR USD 3 Month + 1.200%, 02/25/2035 (A)	4,316	4,280
Brazos Higher Education Authority, Ser 2011-1, Cl A2
5.758%, ICE LIBOR USD 3 Month + 0.800%, 02/25/2030 (A)	80	80
Brazos Higher Education Authority, Ser 2011-2, Cl A3
5.818%, ICE LIBOR USD 3 Month + 1.000%, 10/27/2036 (A)	2,877	2,846
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
5.865%, ICE LIBOR USD 3 Month + 1.050%, 07/27/2031 (A)(D)	863	855
Catskill Park CLO, Ser 2017-1A, Cl A2
6.508%, ICE LIBOR USD 3 Month + 1.700%, 04/20/2029 (A)(D)	1,500	1,479
Cayuga Park CLO, Ser 2021-1A, Cl AR
5.912%, ICE LIBOR USD 3 Month + 1.120%, 07/17/2034 (A)(D)	2,360	2,323
CBAM, Ser 2017-1A, Cl A1
6.058%, ICE LIBOR USD 3 Month + 1.250%, 07/20/2030 (A)(D)	735	732
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (D)	1,580	1,442

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cerberus Loan Funding XXVIII, Ser 2020-1A, Cl A
6.642%, ICE LIBOR USD 3 Month + 1.850%, 10/15/2031 (A)(D)	$534	$531
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.846%, 11/25/2034 (C)	95	94
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.846%, 11/25/2034 (C)	94	93
CIFC Funding, Ser 2021-7A, Cl A1
5.945%, ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (A)(D)	6,225	6,116
CIT Education Loan Trust, Ser 2007-1, Cl A
4.814%, ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (A)(D)	1,074	1,045
Citicorp Residential Mortgage Trust, Ser 2006-2, Cl A5
4.933%, 09/25/2036 (C)	274	272
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.943%, 03/25/2037 (C)	331	326
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	3,130	3,036
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	3,265	3,253
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
6.267%, ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (A)(D)	552	542
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	411	383
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	858	777
College Avenue Student Loans LLC, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (D)	1,223	1,056
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	690	587
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	457	394
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.020%, 06/25/2040 (A)(D)	143	7
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
5.157%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2034 (A)	1,981	1,868

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
5.517%, ICE LIBOR USD 1 Month + 0.900%, 10/25/2047 (A)	$204	$191
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
5.277%, ICE LIBOR USD 1 Month + 0.660%, 07/25/2036 (A)(D)	26	25
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
4.708%, ICE LIBOR USD 1 Month + 0.120%, 04/15/2037 (A)	1,218	1,117
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (C)	23	21
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.035%, 12/25/2036 (C)	324	257
Dell Equipment Finance Trust, Ser 2022-2, Cl A3
4.140%, 07/22/2027 (D)	795	769
DLLAD LLC, Ser 2023-1A, Cl A3
4.790%, 01/20/2028 (D)	3,395	3,332
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	5,820	5,680
Dryden LXXV CLO, Ser 2021-75A, Cl AR2
5.832%, ICE LIBOR USD 3 Month + 1.040%, 04/15/2034 (A)(D)	1,260	1,235
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.692%, ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (A)(D)	3,607	3,579
Eaton Vance CLO, Ser 2021-2A, Cl AR
5.942%, ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (A)(D)	1,830	1,802
Educational Funding of the South, Ser 2011-1, Cl A2
5.468%, ICE LIBOR USD 3 Month + 0.650%, 04/25/2035 (A)	557	554
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	1,752	1,701
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
5.617%, ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (A)(D)	1,628	1,612
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	8,565	7,640
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	179	166

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.277%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (A)	$6,810	$6,316
Galaxy Xxiv Clo, Ser 2017-24A, Cl A
5.912%, ICE LIBOR USD 3 Month + 1.120%, 01/15/2031 (A)(D)	3,435	3,406
Galaxy Xxviii Clo, Ser 2018-28A, Cl A1
5.892%, ICE LIBOR USD 3 Month + 1.100%, 07/15/2031 (A)(D)	1,435	1,423
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	387	377
GoldentTree Loan Management US CLO I, Ser 2021-11A, Cl B
6.408%, ICE LIBOR USD 3 Month + 1.600%, 10/20/2034 (A)(D)	6,000	5,841
Golub Capital Partners CLO XLV MM, Ser 2019-45A, Cl A
6.528%, ICE LIBOR USD 3 Month + 1.720%, 10/20/2031 (A)(D)	1,500	1,479
Golub Capital Partners CLO XXV MM, Ser 2018-25A, Cl AR
6.186%, ICE LIBOR USD 3 Month + 1.380%, 05/05/2030 (A)(D)	781	773
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
6.646%, ICE LIBOR USD 3 Month + 1.900%, 12/20/2029 (A)(D)	2,850	2,832
GreatAmerica Leasing Receivables Funding LLC, Ser 2022-1, Cl A3
5.080%, 09/15/2026 (D)	1,925	1,905
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
6.158%, ICE LIBOR USD 3 Month + 1.350%, 01/20/2033 (A)(D)	590	583
Halsey Point CLO III, Ser 2020-3A, Cl A1A
6.252%, ICE LIBOR USD 3 Month + 1.450%, 11/30/2032 (A)(D)	700	694
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (D)	3,704	2,986
HGI CRE CLO, Ser 2021-FL1, Cl A
5.640%, ICE LIBOR USD 1 Month + 1.050%, 06/16/2036 (A)(D)	2,645	2,553
Higher Education Funding I, Ser 2014-1, Cl A
6.008%, ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (A)(D)	479	479
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	2,171	1,891
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	988	927

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (D)	$3,148	$2,810
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (D)	5,519	5,173
Hotwire Funding LLC, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (D)	1,625	1,406
HPS Loan Management, Ser 2021-16A, Cl A1
5.955%, ICE LIBOR USD 3 Month + 1.140%, 01/23/2035 (A)(D)	7,730	7,608
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	1,200	1,095
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	1,531	1,340
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (D)	387	378
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	774	743
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.766%, 08/25/2038 (A)(D)	587	9
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.874%, 04/25/2040 (A)(D)	108	5
KKR CLO XXXII, Ser 2020-32A, Cl A1
6.112%, ICE LIBOR USD 3 Month + 1.320%, 01/15/2032 (A)(D)	900	896
KREF, Ser 2022-FL3, Cl A
6.014%, TSFR1M + 1.450%, 02/17/2039 (A)(D)	4,100	4,066
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
5.872%, ICE LIBOR USD 3 Month + 1.080%, 07/16/2031 (A)(D)	925	915
LCM XVIII, Ser 2019-19A, Cl AR
6.032%, ICE LIBOR USD 3 Month + 1.240%, 07/15/2027 (A)(D)	57	56
LCM XXI, Ser 2018-21A, Cl AR
5.688%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (A)(D)	333	332
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
5.798%, ICE LIBOR USD 3 Month + 0.990%, 04/20/2032 (A)(D)	4,010	3,962
Magnetite XIV-R, Ser 2018-14RA, Cl A2
5.912%, ICE LIBOR USD 3 Month + 1.120%, 10/18/2031 (A)(D)	2,910	2,872

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MF1 LLC, Ser 2022-FL10, Cl A
7.199%, TSFR1M + 2.635%, 09/17/2037 (A)(D)	$1,365	$1,361
MF1, Ser 2020-FL4, Cl A
6.376%, TSFR1M + 1.814%, 11/15/2035 (A)(D)	1,204	1,196
MF1, Ser 2021-FL6, Cl A
5.701%, ICE LIBOR USD 1 Month + 1.100%, 07/16/2036 (A)(D)	570	552
MF1, Ser 2021-FL7, Cl A
5.671%, ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (A)(D)	3,875	3,797
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (D)	2,049	1,981
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	846	814
MKS CLO, Ser 2018-2A, Cl A
5.998%, ICE LIBOR USD 3 Month + 1.190%, 01/20/2031 (A)(D)	1,500	1,491
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (D)	975	878
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	490	442
Myers Park CLO, Ser 2018-1A, Cl B1
6.408%, ICE LIBOR USD 3 Month + 1.600%, 10/20/2030 (A)(D)	890	874
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
6.188%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)(D)	1,029	1,030
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
6.738%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (A)(D)	358	361
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	610	588
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (D)	32	32
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	125	123
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	3,487	3,334
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	1,063	1,017
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	1,770	1,667

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	$2,140	$1,967
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	2,586	2,379
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (D)	767	693
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	1,258	1,140
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (D)	1,379	1,234
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	2,529	2,246
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (D)	849	771
Navient Private Education Refi Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (D)	2,805	2,453
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	663	576
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	1,792	1,546
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	2,934	2,544
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	3,651	3,073
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	2,325	1,973
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	569	493
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	2,006	1,760
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.127%, ICE LIBOR USD 1 Month + 0.510%, 06/25/2031 (A)	2,451	2,399
Navient Student Loan Trust, Ser 2014-3, Cl A
5.237%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	3,058	2,962

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2014-4, Cl A
5.237%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	$2,057	$2,003
Navient Student Loan Trust, Ser 2016-3A, Cl A3
5.967%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(D)	1,347	1,343
Navient Student Loan Trust, Ser 2017-3A, Cl A3
5.667%, ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (A)(D)	6,448	6,405
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	2,347	2,216
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	1,021	877
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	2,391	2,054
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
4.998%, ICE LIBOR USD 3 Month + 0.180%, 10/27/2036 (A)	578	564
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.978%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2037 (A)	1,760	1,732
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.928%, ICE LIBOR USD 3 Month + 0.110%, 10/25/2033 (A)	3,697	3,613
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
4.853%, ICE LIBOR USD 3 Month + 0.100%, 03/23/2037 (A)	4,008	3,920
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
4.873%, ICE LIBOR USD 3 Month + 0.120%, 12/24/2035 (A)	2,988	2,928
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
4.933%, ICE LIBOR USD 3 Month + 0.180%, 03/22/2032 (A)	476	464
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
5.567%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (A)(D)	3,735	3,708
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	1,655	1,515

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	$1,802	$1,611
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	5,740	4,825
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.807%, ICE LIBOR USD 1 Month + 0.190%, 04/25/2037 (A)	6,256	5,997
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (D)	2,559	2,221
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
5.742%, ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (A)(D)	5,747	5,699
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
5.869%, ICE LIBOR USD 3 Month + 1.000%, 02/14/2031 (A)(D)	1,300	1,285
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	1,900	1,896
OHA Credit Funding VII, Ser 2022-7A, Cl AR
5.933%, TSFR3M + 1.300%, 02/24/2037 (A)(D)	1,730	1,704
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/2030 (D)	115	112
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (D)	705	673
Owl Rock CLO III, Ser 2020-3A, Cl A1L
6.608%, ICE LIBOR USD 3 Month + 1.800%, 04/20/2032 (A)(D)	1,620	1,599
Palmer Square CLO, Ser 2021-1A, Cl A1R
6.019%, ICE LIBOR USD 3 Month + 1.150%, 11/14/2034 (A)(D)	2,430	2,390
Palmer Square CLO, Ser 2022-1A, Cl A
5.959%, TSFR3M + 1.320%, 04/20/2035 (A)(D)	5,800	5,708
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (D)	1,385	1,327
Point Au Roche Park CLO, Ser 2021-1A, Cl A
5.888%, ICE LIBOR USD 3 Month + 1.080%, 07/20/2034 (A)(D)	3,130	3,081
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	2,653	2,515
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (D)	2,232	2,123

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust, Ser 2021-SFR11, Cl A
2.283%, 01/17/2039 (D)	$1,761	$1,501
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (D)	6,178	5,454
RASC Trust, Ser 2006-KS2, Cl M2
5.202%, ICE LIBOR USD 1 Month + 0.585%, 03/25/2036 (A)	1,579	1,553
Recette CLO, Ser 2021-1A, Cl ARR
5.888%, ICE LIBOR USD 3 Month + 1.080%, 04/20/2034 (A)(D)	760	747
Reese Park CLO, Ser 2021-1A, Cl AR
5.922%, ICE LIBOR USD 3 Month + 1.130%, 10/15/2034 (A)(D)	3,690	3,638
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.015%, ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (A)(D)	5,000	4,917
RR III, Ser 2018-3A, Cl A1R2
5.882%, ICE LIBOR USD 3 Month + 1.090%, 01/15/2030 (A)(D)	1,100	1,092
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	1,161	1,088
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	809	755
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,770	1,626
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	915	882
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
6.192%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(D)	991	987
Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (D)	834	819
Silver Rock CLO I, Ser 2020-1A, Cl A
6.458%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2031 (A)(D)	2,350	2,340
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
9.338%, ICE LIBOR USD 1 Month + 4.750%, 10/15/2041 (A)(D)	1,609	1,726
SLM Student Loan Trust, Ser 2003-4, Cl A5D
5.519%, ICE LIBOR USD 3 Month + 0.750%, 03/15/2033 (A)(D)	661	640

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
5.969%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (A)(D)	$2,416	$2,380
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.978%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2041 (A)	3,234	3,083
SLM Student Loan Trust, Ser 2008-2, Cl B
6.018%, ICE LIBOR USD 3 Month + 1.200%, 01/25/2083 (A)	1,155	912
SLM Student Loan Trust, Ser 2008-3, Cl B
6.018%, ICE LIBOR USD 3 Month + 1.200%, 04/26/2083 (A)	1,155	1,037
SLM Student Loan Trust, Ser 2008-4, Cl B
6.668%, ICE LIBOR USD 3 Month + 1.850%, 04/25/2073 (A)	1,155	1,114
SLM Student Loan Trust, Ser 2008-5, Cl B
6.668%, ICE LIBOR USD 3 Month + 1.850%, 07/25/2073 (A)	1,155	1,085
SLM Student Loan Trust, Ser 2008-6, Cl A4
5.918%, ICE LIBOR USD 3 Month + 1.100%, 07/25/2023 (A)	3,448	3,355
SLM Student Loan Trust, Ser 2008-6, Cl B
6.668%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	1,155	1,080
SLM Student Loan Trust, Ser 2008-7, Cl B
6.668%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	1,155	1,081
SLM Student Loan Trust, Ser 2008-8, Cl B
7.068%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2075 (A)	1,155	1,113
SLM Student Loan Trust, Ser 2008-9, Cl A
6.318%, ICE LIBOR USD 3 Month + 1.500%, 04/25/2023 (A)	2,244	2,236
SLM Student Loan Trust, Ser 2008-9, Cl B
7.068%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2083 (A)	1,155	1,112
SLM Student Loan Trust, Ser 2011-2, Cl A2
5.817%, ICE LIBOR USD 1 Month + 1.200%, 10/25/2034 (A)	347	344
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
5.368%, ICE LIBOR USD 3 Month + 0.550%, 10/25/2064 (A)(D)	5,296	5,162
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	360	345
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
6.038%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (A)(D)	467	465

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
5.688%, ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (A)(D)	$416	$414
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (D)	641	612
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (D)	3,002	2,860
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (D)	980	901
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (D)	1,278	1,135
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	2,012	1,787
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	5,602	4,984
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	1,228	1,079
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	3,453	2,969
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	2,876	2,557
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	2,469	2,160
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	1,010	894
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	4,814	4,278
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	4,119	3,725
SMB Private Education Loan Trust, Ser 2022-D, Cl A1B
6.201%, SOFR30A + 1.800%, 10/15/2058 (A)(D)	1,904	1,906
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (D)	625	625

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	$42	$40
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (D)	52	52
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	236	213
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (D)	1,546	1,284
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	1,766	1,452
South Carolina Student Loan, Ser 2015-A, Cl A
6.117%, ICE LIBOR USD 1 Month + 1.500%, 01/25/2036 (A)	957	957
Southwick Park CLO LLC, Ser 2021-4A, Cl A1R
5.868%, ICE LIBOR USD 3 Month + 1.060%, 07/20/2032 (A)(D)	5,170	5,102
Stack Infrastructure Issuer LLC, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (D)	975	957
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (D)	6,252	5,612
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
5.817%, ICE LIBOR USD 1 Month + 1.200%, 08/25/2034 (A)	922	890
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.167%, ICE LIBOR USD 1 Month + 0.550%, 09/25/2034 (A)	2,355	2,238
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
4.957%, ICE LIBOR USD 1 Month + 0.340%, 12/25/2036 (A)	1,837	1,797
STWD, Ser 2019-FL1, Cl A
5.756%, TSFR1M + 1.194%, 07/15/2038 (A)(D)	465	464
STWD, Ser 2022-FL3, Cl A
5.751%, SOFR30A + 1.350%, 11/15/2038 (A)(D)	200	193
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	3,010	2,994
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (A)(D)	1,058	1,039

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Trestles CLO IV, Ser 2021-4A, Cl B1
6.515%, ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (A)(D)	$6,300	$6,169
Triton Container Finance VIII LLC, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (D)	454	391
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (D)	2,063	1,772
TRTX Issuer, Ser 2022-FL5, Cl A
6.068%, SOFR30A + 1.650%, 02/15/2039 (A)(D)	4,050	3,949
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	234	214
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	438	380
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	1,005	947
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,246	1,183
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	9,155	8,657
U.S. Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	5,262	4,988
Venture XXXII CLO, Ser 2018-32A, Cl A2A
5.865%, ICE LIBOR USD 3 Month + 1.070%, 07/18/2031 (A)(D)	900	892
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,524	1,423
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028 (C)	3,208	3,094
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029 (C)	2,888	2,795
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029 (C)	6,844	6,749
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	38	38
Voya CLO, Ser 2018-3A, Cl A1A
5.942%, ICE LIBOR USD 3 Month + 1.150%, 10/15/2031 (A)(D)	2,810	2,788
Voya CLO, Ser 2018-3A, Cl A1R
5.985%, ICE LIBOR USD 3 Month + 1.190%, 10/18/2031 (A)(D)	750	745
Voya CLO, Ser 2021-3A, Cl A1R
5.848%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2034 (A)(D)	1,110	1,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.907%, ICE LIBOR USD 1 Month + 0.290%, 07/25/2036 (A)	$8,213	$8,029
Whitebox CLO II, Ser 2021-2A, Cl A1R
6.036%, ICE LIBOR USD 3 Month + 1.220%, 10/24/2034 (A)(D)	1,810	1,778
Whitebox CLO III, Ser 2021-3A, Cl A1
6.012%, ICE LIBOR USD 3 Month + 1.220%, 10/15/2034 (A)(D)	2,140	2,102
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
6.302%, ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (A)(D)	1,910	1,902
Zais CLO XIII, Ser 2019-13A, Cl A1A
6.282%, ICE LIBOR USD 3 Month + 1.490%, 07/15/2032 (A)(D)	1,302	1,293
		494,929

Total Asset-Backed Securities
(Cost $775,425) ($ Thousands)		746,391

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
1.610%, 09/04/2024	6,140	5,817
1.200%, 12/23/2024	24,815	23,137
FHLB DN
5.077%, 08/25/2023(I)	10,000	9,759
FHLMC
0.000%, 07/15/2031(B)	600	422
FHLMC MTN
0.000%, 12/14/2029(B)	2,887	2,148
FNMA
2.625%, 09/06/2024	510	492
1.900%, 01/25/2036	3,503	2,520
1.520%, 08/21/2035	3,816	2,645
0.500%, 06/17/2025	7,405	6,730
0.000%, 11/15/2030(B)	8,487	6,062
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)	1,930	1,420
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)	2,570	1,874
Tennessee Valley Authority
0.750%, 05/15/2025	1,895	1,731

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(B)	$1,000	$880

Total U.S. Government Agency Obligations
(Cost $72,222) ($ Thousands)		65,637

SOVEREIGN DEBT — 0.7%

Bermuda Government International Bond
5.000%, 07/15/2032(D)	953	926
Chile Government International Bond
3.100%, 05/07/2041	1,310	951
Colombia Government International Bond
5.625%, 02/26/2044	2,570	1,855
5.200%, 05/15/2049	3,500	2,313
5.000%, 06/15/2045	3,310	2,168
3.125%, 04/15/2031	710	514
Export Finance & Insurance
4.625%, 10/26/2027(D)	2,742	2,749
Export-Import Bank of India
3.375%, 08/05/2026(D)	1,410	1,311
Indonesia Government International Bond
5.250%, 01/08/2047(D)	410	402
4.750%, 07/18/2047(D)	400	373
Israel Government AID Bond
0.000%, 11/01/2024(B)	1,000	916
0.000%, 02/15/2025(B)	1,000	905
0.000%, 08/15/2025(B)	1,000	880
Israel Government International Bond
4.500%, 01/17/2033	2,786	2,686
3.375%, 01/15/2050	430	317
2.750%, 07/03/2030	720	636
Italy Government International Bond
3.875%, 05/06/2051	619	428
Kazakhstan Government International Bond
4.875%, 10/14/2044(D)	2,480	2,241
Mexico Government International Bond
6.350%, 02/09/2035	830	852
6.050%, 01/11/2040	4,108	4,086
4.750%, 03/08/2044	4,300	3,560
4.600%, 02/10/2048	393	313
4.500%, 04/22/2029	1,983	1,884
4.400%, 02/12/2052(F)	1,832	1,387
3.771%, 05/24/2061	1,215	797
3.500%, 02/12/2034	1,932	1,573
2.659%, 05/24/2031	3,630	2,926

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Panama Government International Bond
6.700%, 01/26/2036	$1,830	$1,930
4.500%, 05/15/2047	530	407
4.500%, 04/01/2056	830	606
4.300%, 04/29/2053	950	684
3.160%, 01/23/2030	310	266
Paraguay Government International Bond
5.400%, 03/30/2050(D)	1,321	1,106
Peruvian Government International Bond
3.600%, 01/15/2072	2,476	1,601
3.550%, 03/10/2051	240	170
3.000%, 01/15/2034	538	423
Poland Government International Bond
5.750%, 11/16/2032	846	886
Province of Saskatchewan Canada
3.250%, 06/08/2027	1,073	1,015
Saudi Government International Bond MTN
5.000%, 01/18/2053(D)	733	669
Uruguay Government International Bond
5.750%, 10/28/2034	2,280	2,451
5.100%, 06/18/2050	2,630	2,567
4.375%, 01/23/2031	680	662

Total Sovereign Debt
(Cost $65,129) ($ Thousands)		55,392

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	1,260	955
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	1,490	1,065
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	4,750	3,289

		5,309

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	158	164
6.637%, 04/01/2057	2,301	2,522

		2,686

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,425

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	$1,600	$1,459
New York City, GO
3.000%, 08/01/2034	870	720
New York City, Ser D, GO
1.823%, 08/01/2030	2,205	1,782
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	865
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	1,670	1,717
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,795	2,299
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	480	433

		9,275

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	623

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	499	500

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,429
University of Texas, Ser B, RB
2.439%, 08/15/2049	585	390

		1,819

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	$1,155	$720
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	69	68

		788

Total Municipal Bonds
(Cost $27,067) ($ Thousands)		22,425

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
4.570% **†(J)	9,772,597	9,762

Total Affiliated Partnership
(Cost $9,774) ($ Thousands)		9,762

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	178,171,875	178,172

Total Cash Equivalent
(Cost $178,172) ($ Thousands)		178,172

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $695) ($ Thousands)		616

Total Investments in Securities — 109.3%
(Cost $8,878,728) ($ Thousands)		$8,163,361

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $2,195) ($ Thousands)		$(2,996)

A list of exchange traded option contracts held by the Fund at February 28, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2023, SOFR 1 Year MidCurve Future	285	$68,528	$95.88	12/16/2023	$253
December 2023, SOFR 1 Year MidCurve Future	218	52,418	96.00	12/16/2023	223
March 2023, U.S. 5 Year Future Option	840	236	106.50	3/18/2023	59

		121,182			535

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
Call Options
June 2023, 3-Month SOFR Future Option	145	$34,302	$95.50	6/17/2023	$2
March 2023, U.S. 5 Year Future Option	840	236	107.50	3/18/2023	79

		34,538			81

Total Purchased Options		$155,720			$616
WRITTEN OPTIONS — 0.0%
Put Options
December 2023, SOFR 1 Year MidCurve Future	(436)	$(104,836)	95.38	12/16/2023	$(210)
December 2023, SOFR 1 Year MidCurve Future	(570)	(137,056)	95.25	12/16/2023	(228)
April 2023, U.S. 10 Year Future Option	(308)	(34,390)	113.00	03/18/2023	(534)
April 2023, U.S. 10 Year Future Option	(417)	(46,561)	115.00	03/18/2023	(1,427)
March 2023, U.S. 5 Year Future Option	(280)	(79)	107.00	03/18/2023	(64)
April 2023, U.S. 5 Year Future Option	(213)	(22,803)	108.75	03/18/2023	(384)

		(345,725)			(2,847)

Call Options
June 2023, 3-Month SOFR Future Option	(145)	(34,301)	96.00	06/17/2023	(1)
September 2023, 3-Month SOFR Future Option	(297)	(70,237)	98.75	09/16/2023	(2)
December 2023, 3-Month SOFR Future Option	(143)	(33,873)	96.63	12/16/2023	(9)
December 2023, 3-Month SOFR Future Option	(506)	(119,859)	96.50	12/16/2023	(38)
April 2023, U.S. 10 Year Future Option	(658)	(73,470)	116.00	03/18/2023	(20)
March 2023, U.S. 5 Year Future Option	(280)	(79)	107.00	03/18/2023	(79)

		(331,819)			(149)

Total Written Options		$(677,544)			$(2,996)

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	177	Mar-2023	$42,069	$42,005	$(63)
90-Day Euro$	165	Jun-2023	40,013	38,969	(1,044)
Euro-Bobl	71	Mar-2023	8,924	8,672	(364)
Euro-Bund	3	Mar-2023	445	423	(28)
3-Month SOFR	4	Sep-2023	965	946	(19)
3-Month SOFR	168	Mar-2026	40,482	40,572	90
U.S. 2-Year Treasury Note	2,141	Jun-2023	437,373	436,179	(1,194)
U.S. 5-Year Treasury Note	1,722	Jun-2023	184,230	184,348	118
U.S. 5-Year Treasury Note	2,042	Jun-2023	219,954	218,606	(1,348)
U.S. 10-Year Treasury Note	69	Jun-2023	7,685	7,704	19
U.S. 10-Year Treasury Note	262	Jun-2023	29,288	29,254	(34)
U.S. Long Treasury Bond	700	Jun-2023	88,035	87,653	(382)
U.S. Ultra Long Treasury Bond	265	Jun-2023	36,064	35,792	(272)
U.S. Ultra Long Treasury Bond	109	Jun-2023	14,699	14,722	23
Ultra 10-Year U.S. Treasury Note	6	Jun-2023	704	703	(1)
			1,150,930	1,146,548	(4,499)
Short Contracts
3-Month SOFR	(560)	Jun-2025	$(135,954)	$(134,904)	$1,050
3-Month SOFR	(89)	Mar-2024	(21,254)	(21,082)	172
3-Month SOFR	(973)	Mar-2025	(234,504)	(233,958)	546
U.S. 2-Year Treasury Note	(28)	Jun-2023	(5,704)	(5,704)	–
U.S. Long Treasury Bond	(265)	Jun-2023	(33,309)	(33,183)	126

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Ultra 10-Year U.S. Treasury Note	(33)	Jun-2023	$(3,875)	$(3,867)	$8
Ultra 10-Year U.S. Treasury Note	(646)	Jun-2023	(75,427)	(75,703)	(276)
			(510,027)	(508,401)	1,626
			$640,903	$638,147	$(2,873)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/18/23	USD	622	EUR	575	$(11)
Goldman Sachs	04/18/23	USD	4,371	CAD	5,860	(64)
Goldman Sachs	04/18/23	CNH	9,709	USD	1,441	40
Morgan Stanley	04/18/23	GBP	1,568	USD	1,916	16
Morgan Stanley	04/18/23	USD	2,691	AUD	3,860	(84)
						$(103)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2023, is as follows:

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDS-MARKITCDX 100.0 BPS 5.2 YR	1.00%	Quarterly	12/20/2027	$392,690	$4,034	$(299)	$4,333

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	1.0255%	Semi-Annually	07/24/2025	USD	57,220	$(4,088)	$–	$(4,088)
1.785%	3-MONTH USD - LIBOR	Quarterly	07/24/2053	USD	3,535	1,104	–	1,104
1.7725%	3-MONTH USD - LIBOR	Quarterly	07/24/2053	USD	4,780	1,503	–	1,503
2.50% FIXED	Secured Overnight Financing Rate	Annually	04/21/2052	USD	9,190	1,306	15	1,291
3.15%	USD-SOFR-OIS COMPOUND	Annually	05/15/2048	USD	5,074	183	–	183
2.60% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	10,104	1,305	682	623
2.62% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	2,934	369	3	366
2.51% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	3,780	544	25	519
1.65%	Secured Overnight Financing Rate	Annually	08/15/2047	USD	7,577	2,154	734	1,420
1.63%	Secured Overnight Financing Rate	Annually	05/15/2047	USD	15,520	4,447	650	3,797
1.52% FIXED	Secured Overnight Financing Rate	Annually	02/15/2047	USD	20,626	6,255	(24)	6,279
1.72875%	3-MONTH USD - LIBOR	Annually	02/15/2047	USD	9,870	2,662	117	2,545
2.00% FIXED	Secured Overnight Financing Rate	Annually	03/18/2032	USD	10,958	1,401	64	1,337
3.25%	USD-SOFR-OIS COMPOUND	Annually	09/30/2029	USD	15,443	478	7	471
3.85% FIXED	USD-SOFR-OIS COMPOUND	Annually	06/30/2029	USD	25,630	(24)	30	(54)
3.27% FIXED	USD-SOFR-OIS COMPOUND	Annually	04/30/2029	USD	60,986	1,910	(907)	2,817
2.85% FIXED	Secured Overnight Financing Rate	Annually	02/15/2029	USD	17,852	954	(35)	989
Secured Overnight Financing Rate	1.13%	Annually	08/15/2028	USD	26,165	3,538	116	3,422
1.22%	Secured Overnight Financing Rate	Annually	08/15/2028	USD	15,938	2,086	(1)	2,087
Float	1.39% Fixed	Semi-Annually	09/28/2025	USD	65,735	(4,020)	–	(4,020)
3 MONTH USD - LIBOR	1.0725%	Semi-Annually	07/24/2025	USD	28,610	(2,019)	–	(2,019)
3 MONTH USD - LIBOR	1.0355%	Semi-Annually	07/24/2025	USD	42,325	(3,018)	–	(3,018)
1.8075%	3-MONTH USD - LIBOR	Quarterly	07/24/2053	USD	2,390	736	–	736
1.87%	Floating	Quarterly	09/28/2053	USD	5,610	1,629	–	1,629
						$21,395	$1,476	$19,919

Percentages are based on Net Assets of $7,466,431 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.

†	Investment in Affiliated Security.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Core Fixed Income Fund (Concluded)

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $1,279,394 ($ Thousands), representing 17.1% of the Net Assets of the Fund.

(E)	No interest rate available.
(F)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $9,450 ($ Thousands).
(G)	Perpetual security with no stated maturity date.
(H)	Security is in default on interest payment.
(I)	Interest rate represents the security's effective yield at the time of purchase.
(J)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $9,762 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$10,360	$62,314	$(62,914)	$—	$2	$9,762	$55	$—
SEI Daily Income Trust, Government Fund, Institutional Class	290,087	4,734,394	(4,846,309)	—	—	178,172	4,969	—
Totals	$300,447	$4,796,708	$(4,909,223)	$—	$2	$187,934	$5,024	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 76.8%
Communication Services — 13.0%
Altice Financing
5.750%, 08/15/2029 (A)	$4,689	$3,835
5.000%, 01/15/2028 (A)	6,003	4,982
Altice France
8.125%, 02/01/2027 (A)	461	431
5.500%, 01/15/2028 (A)	200	165
5.500%, 10/15/2029 (A)	3,790	2,965
5.125%, 07/15/2029 (A)	723	560
Altice France Holding
10.500%, 05/15/2027 (A)	8,009	6,615
6.000%, 02/15/2028 (A)	1,204	837
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	187	96
6.125%, 05/15/2027	680	277
AMC Networks
5.000%, 04/01/2024	438	438
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,318	2,554
Arches Buyer
6.125%, 12/01/2028 (A)	2,962	2,438
4.250%, 06/01/2028 (A)	373	307
Audacy Capital
6.750%, 03/31/2029 (A)	5,891	843
6.500%, 05/01/2027 (A)	2,540	368
Beasley Mezzanine Holdings LLC
8.625%, 02/01/2026 (A)	4,935	3,282
Belo
7.250%, 09/15/2027	442	425
CCO Holdings LLC
5.375%, 06/01/2029 (A)	1,288	1,149
5.125%, 05/01/2027 (A)	5,251	4,859
5.000%, 02/01/2028 (A)	5,582	5,059
4.750%, 03/01/2030 (A)	2,015	1,694
4.750%, 02/01/2032 (A)	190	154
4.500%, 08/15/2030 (A)	9,051	7,445
4.500%, 05/01/2032	3,490	2,762
4.250%, 02/01/2031 (A)	7,622	6,118
4.250%, 01/15/2034 (A)	1,390	1,041
Charter Communications Operating LLC
3.950%, 06/30/2062	1,360	816
Cinemark USA
8.750%, 05/01/2025 (A)	261	266
5.250%, 07/15/2028 (A)	240	202
Clear Channel Outdoor Holdings Inc.
7.750%, 04/15/2028 (A)	1,814	1,505
7.500%, 06/01/2029 (A)	807	654
5.125%, 08/15/2027 (A)	3,070	2,740
CMG Media
8.875%, 12/15/2027 (A)	7,633	5,137
Comcast
2.987%, 11/01/2063	4,000	2,444

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.937%, 11/01/2056	$2,045	$1,283
Connect Finco Sarl
6.750%, 10/01/2026 (A)	882	816
Consolidated Communications
6.500%, 10/01/2028 (A)	5,165	3,770
CSC Holdings LLC
7.500%, 04/01/2028 (A)	1,165	780
6.500%, 02/01/2029 (A)	3,170	2,687
5.750%, 01/15/2030 (A)	9,264	5,306
4.625%, 12/01/2030 (A)	1,306	703
4.500%, 11/15/2031 (A)	909	645
3.375%, 02/15/2031 (A)	1,337	917
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	1,616	1,388
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)(B)	5,251	138
5.375%, 08/15/2026 (A)(B)	10,790	1,210
Directv Financing LLC
5.875%, 08/15/2027 (A)	6,389	5,712
DISH DBS
7.750%, 07/01/2026	5,197	4,034
7.375%, 07/01/2028	9,010	6,164
5.875%, 11/15/2024	3,951	3,702
5.750%, 12/01/2028 (A)	1,775	1,418
5.250%, 12/01/2026 (A)	4,245	3,555
5.125%, 06/01/2029	2,397	1,416
5.000%, 03/15/2023	1,891	1,886
DISH Network
11.750%, 11/15/2027 (A)	3,082	3,123
Embarq
7.995%, 06/01/2036	1,102	474
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	2,208	2,233
6.750%, 05/01/2029 (A)	475	399
6.000%, 01/15/2030 (A)	1,662	1,327
5.875%, 10/15/2027 (A)	362	336
5.875%, 11/01/2029	1,408	1,127
5.000%, 05/01/2028 (A)	1,135	996
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	264	222
GCI LLC
4.750%, 10/15/2028 (A)	795	682
Gray Escrow II
5.375%, 11/15/2031 (A)	4,897	3,636
Gray Television
7.000%, 05/15/2027 (A)	419	380
4.750%, 10/15/2030 (A)	685	502
iHeartCommunications
8.375%, 05/01/2027	935	823
6.375%, 05/01/2026	154	145
5.250%, 08/15/2027 (A)	1,952	1,699
4.750%, 01/15/2028 (A)	425	357

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Iliad Holding SASU
7.000%, 10/15/2028 (A)	$310	$285
6.500%, 10/15/2026 (A)	1,645	1,537
Intelsat Jackson
0.000%, 12/31/2049 (C)(D)	6,854	–
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	2,187	1,903
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	3,125	2,535
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	3,076	2,846
Level 3 Financing
4.625%, 09/15/2027 (A)	3,763	2,813
4.250%, 07/01/2028 (A)	453	309
3.750%, 07/15/2029 (A)	535	336
3.625%, 01/15/2029 (A)	4,222	2,709
Live Nation Entertainment
6.500%, 05/15/2027 (A)	893	878
5.625%, 03/15/2026 (A)	466	448
4.875%, 11/01/2024 (A)	1,660	1,610
4.750%, 10/15/2027 (A)	3,459	3,115
Lumen Technologies
5.625%, 04/01/2025	431	388
5.375%, 06/15/2029 (A)	466	253
5.125%, 12/15/2026 (A)	1,767	1,294
4.500%, 01/15/2029 (A)	6,851	3,621
4.000%, 02/15/2027 (A)	2,607	2,002
McGraw-Hill Education
5.750%, 08/01/2028 (A)	4,590	4,020
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,062	976
Millennium Escrow
6.625%, 08/01/2026 (A)	2,465	1,647
Netflix
5.375%, 11/15/2029 (A)	275	271
4.875%, 06/15/2030 (A)	2,271	2,180
News
5.125%, 02/15/2032 (A)	255	226
3.875%, 05/15/2029 (A)	428	367
Nexstar Media
5.625%, 07/15/2027 (A)	2,063	1,916
4.750%, 11/01/2028 (A)	3,598	3,146
Northwest Fiber LLC
4.750%, 04/30/2027 (A)	3,620	3,179
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	461
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	4,675	2,199
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,295
Salem Media Group
6.750%, 06/01/2024 (A)	528	528

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Scripps Escrow
5.875%, 07/15/2027 (A)	$190	$152
Scripps Escrow II
5.375%, 01/15/2031 (A)	142	100
3.875%, 01/15/2029 (A)	3,095	2,467
Sinclair Television Group
5.125%, 02/15/2027 (A)	365	321
4.125%, 12/01/2030 (A)	3,890	3,027
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,151	1,039
5.000%, 08/01/2027 (A)	2,516	2,309
4.125%, 07/01/2030 (A)	4,548	3,696
4.000%, 07/15/2028 (A)	1,262	1,079
3.875%, 09/01/2031 (A)	2,515	1,956
SoftBank Group
5.125%, 09/19/2027	799	713
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	3,685	2,727
Stagwell Global LLC
5.625%, 08/15/2029 (A)	510	439
TEGNA
4.625%, 03/15/2028	3,465	3,084
Telecom Italia
5.303%, 05/30/2024 (A)	515	501
Telecom Italia Capital
6.000%, 09/30/2034	1,140	953
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,600	3,359
Telesat Canada
6.500%, 10/15/2027 (A)	5,906	1,769
5.625%, 12/06/2026 (A)	2,918	1,525
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,540	1,730
T-Mobile USA
3.500%, 04/15/2031	3,100	2,684
3.375%, 04/15/2029	1,075	949
TripAdvisor
7.000%, 07/15/2025 (A)	1,395	1,397
U.S. Cellular
6.700%, 12/15/2033	2,095	1,907
Univision Communications
7.375%, 06/30/2030 (A)	229	217
6.625%, 06/01/2027 (A)	65	62
4.500%, 05/01/2029 (A)	2,901	2,447
Urban One
7.375%, 02/01/2028 (A)	7,650	6,827
Verizon Communications
3.000%, 11/20/2060	1,320	795
2.987%, 10/30/2056	2,270	1,391
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	991

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	$505	$458
4.500%, 08/15/2030 (A)	757	623
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	3,455	2,999
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	2,325	1,866
VTR Comunicaciones
5.125%, 01/15/2028 (A)	1,775	1,255
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	1,985	1,633
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	2,605	2,129
WMG Acquisition
3.750%, 12/01/2029 (A)	425	359
3.000%, 02/15/2031 (A)	1,355	1,064
Zayo Group Holdings
6.125%, 03/01/2028 (A)	1,787	1,126

		258,872

Consumer Discretionary — 13.4%
1011778 BC ULC / New Red Finance
5.750%, 04/15/2025 (A)	2,316	2,301
4.375%, 01/15/2028 (A)	2,175	1,944
4.000%, 10/15/2030 (A)	370	305
3.875%, 01/15/2028 (A)	647	576
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	1,339	1,349
Academy
6.000%, 11/15/2027 (A)	2,045	1,932
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (A)	3,690	3,415
ADT Security
4.875%, 07/15/2032 (A)	2,163	1,855
4.125%, 08/01/2029 (A)	515	443
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,552	1,429
Air Canada
3.875%, 08/15/2026 (A)	1,775	1,599
American Axle & Manufacturing
6.875%, 07/01/2028	697	625
6.500%, 04/01/2027	745	689
5.000%, 10/01/2029	285	230
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,831	1,639
American Greetings
8.750%, 04/15/2025 (A)	1,525	1,523
APX Group
5.750%, 07/15/2029 (A)	1,163	974
Aramark Services
5.000%, 02/01/2028 (A)	740	681

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Asbury Automotive Group
4.750%, 03/01/2030	$202	$175
4.625%, 11/15/2029 (A)	1,370	1,191
4.500%, 03/01/2028	3,403	3,045
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	5,071	4,590
4.625%, 08/01/2029 (A)	53	44
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	1,411	1,408
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	2,600	–
Avianca Midco 2
9.000%, 12/01/2028 (A)	3,123	2,549
Bath & Body Works
9.375%, 07/01/2025 (A)	29	31
7.600%, 07/15/2037	780	658
7.500%, 06/15/2029	542	544
6.875%, 11/01/2035	979	864
6.750%, 07/01/2036	2,997	2,573
6.694%, 01/15/2027	149	147
6.625%, 10/01/2030 (A)	3,069	2,907
5.250%, 02/01/2028	2,816	2,622
BCPE Ulysses Intermediate
7.750% PIK, 04/01/2027 (A)	2,586	1,867
Bloomin' Brands
5.125%, 04/15/2029 (A)	1,850	1,647
Boyne USA
4.750%, 05/15/2029 (A)	304	269
Brinker International
5.000%, 10/01/2024 (A)	652	634
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	813
Caesars Entertainment
8.125%, 07/01/2027 (A)	720	727
7.000%, 02/15/2030 (A)	1,120	1,128
6.250%, 07/01/2025 (A)	2,916	2,892
4.625%, 10/15/2029 (A)	1,100	941
Caesars Resort Collection LLC
5.750%, 07/01/2025 (A)	524	523
Carnival
10.500%, 02/01/2026 (A)	144	149
10.500%, 06/01/2030 (A)	2,439	2,362
9.875%, 08/01/2027 (A)	2,965	3,018
7.625%, 03/01/2026 (A)	3,576	3,210
6.000%, 05/01/2029 (A)	112	87
5.750%, 03/01/2027 (A)	10,127	8,331
4.000%, 08/01/2028 (A)	803	679
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	475	508
Carvana
10.250%, 05/01/2030 (A)	87	54
5.875%, 10/01/2028 (A)	413	199

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 10/01/2025 (A)	$788	$481
4.875%, 09/01/2029 (A)	1,368	647
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	627	547
Cedar Fair
5.250%, 07/15/2029	545	497
Century Communities
6.750%, 06/01/2027	624	607
Clarios Global
8.500%, 05/15/2027 (A)	2,350	2,337
6.750%, 05/15/2025 (A)	896	891
6.250%, 05/15/2026 (A)	1,431	1,405
Cooper-Standard Automotive
13.500% PIK, 03/31/2027 (A)	2,546	2,635
5.625% PIK, 05/15/2027 (A)	1,485	906
Dana
5.625%, 06/15/2028	649	587
5.375%, 11/15/2027	958	884
Dealer Tire LLC
8.000%, 02/01/2028 (A)	925	840
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	4,657	3,516
eG Global Finance
8.500%, 10/30/2025 (A)	842	758
6.750%, 02/07/2025 (A)	6,911	6,237
Empire Resorts
7.750%, 11/01/2026 (A)	5,240	4,283
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(C)	3,481	–
Ford Motor
4.750%, 01/15/2043	2,940	2,144
Ford Motor Credit LLC
7.350%, 03/06/2030	855	866
6.950%, 03/06/2026	200	200
5.584%, 03/18/2024	2,040	2,026
5.125%, 06/16/2025	9,408	9,082
5.113%, 05/03/2029	5,990	5,476
4.687%, 06/09/2025	1,245	1,190
4.542%, 08/01/2026	1,481	1,373
4.271%, 01/09/2027	645	584
4.134%, 08/04/2025	1,600	1,506
4.125%, 08/17/2027	3,227	2,875
4.063%, 11/01/2024	2,787	2,680
4.000%, 11/13/2030	3,233	2,695
3.815%, 11/02/2027	265	233
3.810%, 01/09/2024	90	88
3.375%, 11/13/2025	207	191
3.370%, 11/17/2023	2,040	1,999
2.900%, 02/16/2028	3,595	3,003
2.900%, 02/10/2029	505	411
2.700%, 08/10/2026	200	174

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	$650	$611
Gap
3.625%, 10/01/2029 (A)	445	326
Golden Entertainment
7.625%, 04/15/2026 (A)	908	910
Goodyear Tire & Rubber
5.250%, 04/30/2031	394	338
5.250%, 07/15/2031	409	348
5.000%, 07/15/2029	517	450
Hanesbrands
9.000%, 02/15/2031 (A)	134	135
Hertz (Escrow Security) (D)
0.000%, 10/15/2024	1,573	55
0.000%, 08/01/2026	715	61
0.000%, 01/15/2028	420	36
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	316
4.875%, 01/15/2030	130	119
4.000%, 05/01/2031 (A)	3,270	2,782
3.750%, 05/01/2029 (A)	2,012	1,744
3.625%, 02/15/2032 (A)	2,279	1,871
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	398	380
International Game Technology
6.250%, 01/15/2027 (A)	1,375	1,348
5.250%, 01/15/2029 (A)	545	506
4.125%, 04/15/2026 (A)	1,092	1,015
Jacobs Entertainment
6.750%, 02/15/2029 (A)	2,990	2,719
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	3,750	2,997
Ken Garff Automotive LLC
4.875%, 09/15/2028 (A)	442	381
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	2,293	1,634
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,945	3,207
Liberty Interactive LLC
8.250%, 02/01/2030	4,210	1,720
Life Time
5.750%, 01/15/2026 (A)	2,697	2,584
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (A)	2,138	1,528
Lithia Motors
4.375%, 01/15/2031 (A)	993	827
3.875%, 06/01/2029 (A)	1,868	1,561
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	5,446	4,789
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (A)	5,084	3,929

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Marriott Ownership Resorts
4.500%, 06/15/2029 (A)	$72	$60
Mattamy Group
4.625%, 03/01/2030 (A)	1,082	897
Meritage Homes
3.875%, 04/15/2029 (A)	1,355	1,166
MGM Resorts International
6.750%, 05/01/2025	495	496
6.000%, 03/15/2023	1,115	1,115
5.750%, 06/15/2025	336	330
5.500%, 04/15/2027	150	143
4.750%, 10/15/2028	600	538
Michaels
7.875%, 05/01/2029 (A)	3,935	2,961
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	1,898
NCL
8.375%, 02/01/2028 (A)	636	646
5.875%, 02/15/2027 (A)	1,845	1,711
NCL Finance
6.125%, 03/15/2028 (A)	1,307	1,088
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (B)(C)(D)	2,835	711
Newell Brands
6.625%, 09/15/2029	77	76
6.375%, 09/15/2027	77	77
Nissan Motor
4.345%, 09/17/2027 (A)	2,047	1,866
Nordstrom
4.375%, 04/01/2030	13	10
PetSmart
7.750%, 02/15/2029 (A)	250	244
4.750%, 02/15/2028 (A)	695	633
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	543	496
QVC
4.850%, 04/01/2024	437	410
4.375%, 09/01/2028	961	536
Raptor Acquisition
4.875%, 11/01/2026 (A)	360	333
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	5,047	5,375
11.500%, 06/01/2025 (A)	437	466
9.250%, 01/15/2029 (A)	345	366
8.250%, 01/15/2029 (A)	345	357
7.250%, 01/15/2030 (A)	255	256
5.500%, 08/31/2026 (A)	2,425	2,228
5.500%, 04/01/2028 (A)	1,240	1,081
Service International
5.125%, 06/01/2029	39	36
3.375%, 08/15/2030	273	222

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Shea Homes
4.750%, 02/15/2028	$1,081	$950
4.750%, 04/01/2029	1,323	1,161
Six Flags Entertainment
5.500%, 04/15/2027 (A)	635	600
4.875%, 07/31/2024 (A)	3,623	3,560
Six Flags Theme Parks
7.000%, 07/01/2025 (A)(E)	647	654
Sonic Automotive
4.625%, 11/15/2029 (A)	317	261
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	4,062	3,728
SRS Distribution
6.125%, 07/01/2029 (A)	2,239	1,873
6.000%, 12/01/2029 (A)	1,213	1,013
4.625%, 07/01/2028 (A)	357	312
Staples
10.750%, 04/15/2027 (A)	2,103	1,611
7.500%, 04/15/2026 (A)	3,751	3,338
Station Casinos LLC
4.500%, 02/15/2028 (A)	2,287	2,020
Studio City
7.000%, 02/15/2027 (A)	725	682
Studio City Finance
5.000%, 01/15/2029 (A)	4,170	3,211
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	2,185	2,060
Superior Plus
4.500%, 03/15/2029 (A)	368	320
Tempur Sealy International
4.000%, 04/15/2029 (A)	754	645
3.875%, 10/15/2031 (A)	2,097	1,690
Vail Resorts
6.250%, 05/15/2025 (A)	981	978
Victoria's Secret
4.625%, 07/15/2029 (A)	2,868	2,339
Viking Cruises
5.875%, 09/15/2027 (A)	3,005	2,577
Vista Outdoor
4.500%, 03/15/2029 (A)	828	672
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	974	872
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)	180	15
9.000%, 11/15/2026 (A)	936	631
8.500%, 11/15/2024 (A)	143	64
Wheel Pros
6.500%, 05/15/2029 (A)	3,955	1,734
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	188	171
White Capital Parent LLC
8.250% PIK, 03/15/2026 (A)	4,020	3,790

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wolverine World Wide
4.000%, 08/15/2029 (A)	$2,460	$1,981
WW International
4.500%, 04/15/2029 (A)	2,845	1,451
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,051	1,020
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	651	582
Yum! Brands
6.875%, 11/15/2037	1,840	1,913
5.375%, 04/01/2032	330	306
5.350%, 11/01/2043	180	150
4.625%, 01/31/2032	391	346
3.625%, 03/15/2031	3,866	3,240

		268,325

Consumer Staples — 5.9%
1375209 BC
9.000%, 01/30/2028 (A)	2,168	2,165
180 Medical
3.875%, 10/15/2029 (A)	214	186
AHP Health Partners
5.750%, 07/15/2029 (A)	376	315
Akumin
7.000%, 11/01/2025 (A)	5,195	4,132
Akumin Escrow
7.500%, 08/01/2028 (A)	1,865	1,306
Albertsons
5.875%, 02/15/2028 (A)	161	156
4.625%, 01/15/2027 (A)	1,636	1,538
3.500%, 03/15/2029 (A)	615	520
3.250%, 03/15/2026 (A)	345	317
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	2,650	2,517
4.625%, 06/01/2028 (A)	684	565
Bausch Health
14.000%, 10/15/2030 (A)	899	569
11.000%, 09/30/2028 (A)	2,494	1,952
9.000%, 12/15/2025 (A)	3,430	2,716
6.250%, 02/15/2029 (A)	139	61
5.750%, 08/15/2027 (A)	180	119
5.500%, 11/01/2025 (A)	1,450	1,261
5.250%, 01/30/2030 (A)	5,194	2,240
5.250%, 02/15/2031 (A)	952	425
5.000%, 01/30/2028 (A)	360	155
5.000%, 02/15/2029 (A)	455	196
4.875%, 06/01/2028 (A)	1,678	1,047
Bausch Health Americas
9.250%, 04/01/2026 (A)	365	273
8.500%, 01/31/2027 (A)	578	304
Central Garden & Pet
5.125%, 02/01/2028	1,515	1,411

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 10/15/2030	$422	$352
Chobani LLC
7.500%, 04/15/2025 (A)	4,503	4,387
4.625%, 11/15/2028 (A)	2,322	2,024
Coca-Cola
2.750%, 06/01/2060	671	444
2.500%, 06/01/2040	1,400	1,015
CoreLogic
4.500%, 05/01/2028 (A)	3,915	3,015
Coty
6.500%, 04/15/2026 (A)	33	32
5.000%, 04/15/2026 (A)	1,809	1,721
4.750%, 01/15/2029 (A)	3,245	2,922
CPI CG
8.625%, 03/15/2026 (A)	1,866	1,837
Edgewell Personal Care
5.500%, 06/01/2028 (A)	560	523
4.125%, 04/01/2029 (A)	217	185
Endo DAC
9.500%, 07/31/2027 (A)(B)	1,903	253
6.000%, 06/30/2028 (A)(B)	2,293	149
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(B)	1,905	1,413
Energizer Holdings
6.500%, 12/31/2027 (A)	237	227
4.750%, 06/15/2028 (A)	871	760
4.375%, 03/31/2029 (A)	755	640
Envision Healthcare
8.750%, 10/15/2026 (A)(E)	3,150	738
Garda World Security
9.500%, 11/01/2027 (A)	560	538
6.000%, 06/01/2029 (A)	429	350
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	600	513
High Ridge Brands (Escrow Security)
0.821%, 03/15/2025	800	–
HLF Financing Sarl LLC
4.875%, 06/01/2029 (A)	3,560	2,758
JBS USA LUX
5.500%, 01/15/2030 (A)	3,450	3,247
Lamb Weston Holdings
4.375%, 01/31/2032 (A)	108	95
4.125%, 01/31/2030 (A)	2,059	1,807
Legacy LifePoint Health LLC
4.375%, 02/15/2027 (A)	4,917	4,150
LifePoint Health
5.375%, 01/15/2029 (A)	1,481	972
Medline Borrower
5.250%, 10/01/2029 (A)	1,158	950
3.875%, 04/01/2029 (A)	6,523	5,437
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	654	425

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.500%, 09/01/2028 (A)	$654	$495
NESCO Holdings II
5.500%, 04/15/2029 (A)	322	287
New Albertsons
8.700%, 05/01/2030	2,229	2,393
8.000%, 05/01/2031	2,095	2,154
Par Pharmaceutical
7.500%, 04/01/2027 (A)(B)	2,227	1,676
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	3,650	2,566
Performance Food Group
6.875%, 05/01/2025 (A)	80	80
5.500%, 10/15/2027 (A)	574	544
4.250%, 08/01/2029 (A)	495	432
Pilgrim's Pride
3.500%, 03/01/2032	1,296	1,002
Post Holdings
5.750%, 03/01/2027 (A)	54	53
5.625%, 01/15/2028 (A)	636	607
5.500%, 12/15/2029 (A)	377	345
4.625%, 04/15/2030 (A)	224	194
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,928	1,863
3.375%, 08/31/2027 (A)	1,080	934
Radiology Partners
9.250%, 02/01/2028 (A)	1,514	906
Rite Aid
8.000%, 11/15/2026 (A)	2,125	1,126
7.500%, 07/01/2025 (A)	619	436
RP Escrow Issuer LLC
5.250%, 12/15/2025 (A)	4,955	3,872
Sabre GLBL
11.250%, 12/15/2027 (A)	2,715	2,713
9.250%, 04/15/2025 (A)	395	389
7.375%, 09/01/2025 (A)	307	287
Sigma Holdco BV
7.875%, 05/15/2026 (A)	5,319	4,238
Simmons Foods
4.625%, 03/01/2029 (A)	2,170	1,769
Sotheby's/Bidfair Holdings
5.875%, 06/01/2029 (A)	842	711
Spectrum Brands
5.500%, 07/15/2030 (A)	916	810
5.000%, 10/01/2029 (A)	630	543
3.875%, 03/15/2031 (A)	222	176
StoneMor
8.500%, 05/15/2029 (A)	2,435	1,761
Team Health Holdings
6.375%, 02/01/2025 (A)	5,492	3,769
Triton Water Holdings
6.250%, 04/01/2029 (A)	4,862	3,875

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Acute Care Solutions LLC
6.375%, 03/01/2026 (A)	$1,309	$1,161
US Foods
4.750%, 02/15/2029 (A)	50	45
4.625%, 06/01/2030 (A)	405	354
US Renal Care
10.625%, 07/15/2027 (A)	3,590	1,142
Vector Group
10.500%, 11/01/2026 (A)	535	536
5.750%, 02/01/2029 (A)	1,025	882
Verscend Escrow
9.750%, 08/15/2026 (A)	1,236	1,241

		118,692

Energy — 10.8%
Aethon United BR
8.250%, 02/15/2026 (A)	1,906	1,833
Antero Midstream Partners
7.875%, 05/15/2026 (A)	323	326
5.750%, 03/01/2027 (A)	235	222
5.750%, 01/15/2028 (A)	337	316
5.375%, 06/15/2029 (A)	500	450
Antero Resources
8.375%, 07/15/2026 (A)	351	363
7.625%, 02/01/2029 (A)	907	914
5.375%, 03/01/2030 (A)	2,017	1,837
Apache
5.100%, 09/01/2040	4,782	3,935
Archrock Partners
6.250%, 04/01/2028 (A)	1,654	1,570
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	2,308	2,244
7.000%, 11/01/2026 (A)	1,489	1,445
5.875%, 06/30/2029 (A)	2,732	2,377
Baytex Energy
8.750%, 04/01/2027 (A)	570	580
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	4,385	4,407
Buckeye Partners
4.500%, 03/01/2028 (A)	590	518
4.125%, 03/01/2025 (A)	204	191
4.125%, 12/01/2027	240	208
California Resources
7.125%, 02/01/2026 (A)	565	569
Cheniere Energy Partners
4.500%, 10/01/2029	1,354	1,229
4.000%, 03/01/2031	741	639
3.250%, 01/31/2032	497	398
Chesapeake Energy
6.750%, 04/15/2029 (A)	1,901	1,842
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (C)(D)	6,045	116

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chord Energy
6.375%, 06/01/2026 (A)	$184	$177
Citgo Holding
9.250%, 08/01/2024 (A)	8,671	8,691
CITGO Petroleum
6.375%, 06/15/2026 (A)	535	516
CNX Midstream Partners
4.750%, 04/15/2030 (A)	92	75
CNX Resources
7.375%, 01/15/2031 (A)	226	215
Comstock Resources
6.750%, 03/01/2029 (A)	6,164	5,671
5.875%, 01/15/2030 (A)	245	211
CQP Holdco
5.500%, 06/15/2031 (A)	3,450	3,027
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	306	298
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	964	959
7.375%, 02/01/2031 (A)	1,830	1,783
5.625%, 05/01/2027 (A)	150	139
CrownRock
5.625%, 10/15/2025 (A)	1,975	1,906
DCP Midstream Operating
8.125%, 08/16/2030	965	1,069
3.250%, 02/15/2032	835	691
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,411
DT Midstream
4.375%, 06/15/2031 (A)	185	155
4.125%, 06/15/2029 (A)	2,976	2,552
Earthstone Energy Holdings LLC
8.000%, 04/15/2027 (A)	2,245	2,150
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (A)	3,608	3,151
Energy Transfer
5.500%, 06/01/2027	2,863	2,853
EnLink Midstream LLC
6.500%, 09/01/2030 (A)	1,608	1,584
5.375%, 06/01/2029	5,157	4,789
EnLink Midstream Partners
4.850%, 07/15/2026	140	133
Enviva Partners
6.500%, 01/15/2026 (A)	6,208	5,820
EQM Midstream Partners
6.000%, 07/01/2025 (A)(E)	328	316
7.500%, 06/01/2027 (A)	170	167
7.500%, 06/01/2030 (A)	212	202
6.500%, 07/01/2027 (A)	1,116	1,057
6.500%, 07/15/2048	4,636	3,453
5.500%, 07/15/2028	61	54
4.750%, 01/15/2031 (A)	1,452	1,180

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 01/15/2029 (A)	$2,766	$2,308
Genesis Energy
8.875%, 04/15/2030	1,125	1,131
8.000%, 01/15/2027	2,162	2,115
7.750%, 02/01/2028	2,423	2,320
6.500%, 10/01/2025	40	39
6.250%, 05/15/2026	70	66
Gulfport Energy (Escrow Securities) (D)
0.000%, 10/15/2024	470	–
0.000%, 05/15/2025 (C)	311	–
0.000%, 01/15/2026	780	1
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	3,518	3,418
Harvest Midstream I
7.500%, 09/01/2028 (A)	3,035	2,927
Hess Midstream Operations
5.625%, 02/15/2026 (A)	595	579
5.500%, 10/15/2030 (A)	675	607
4.250%, 02/15/2030 (A)	2,665	2,250
Hilcorp Energy I
6.250%, 04/15/2032 (A)	138	125
6.000%, 04/15/2030 (A)	165	150
Holly Energy Partners
6.375%, 04/15/2027 (A)	265	257
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	5,555	5,290
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,970	3,263
Kinetik Holdings
5.875%, 06/15/2030 (A)	202	187
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	57	53
7.500%, 01/15/2026 (A)	3,995	3,591
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,713	1,796
Nabors Industries
7.250%, 01/15/2026 (A)	147	140
5.750%, 02/01/2025	510	487
New Fortress Energy
6.750%, 09/15/2025 (A)	2,356	2,209
6.500%, 09/30/2026 (A)	3,911	3,578
NGL Energy Operating LLC
7.500%, 02/01/2026 (A)	3,331	3,181
NGL Energy Partners
7.500%, 04/15/2026	2,280	2,063
6.125%, 03/01/2025	6,227	5,745
Northern Oil and Gas
8.125%, 03/01/2028 (A)	3,513	3,390
NuStar Logistics
6.375%, 10/01/2030	1,092	1,022
6.000%, 06/01/2026	485	461
5.750%, 10/01/2025	177	171

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 04/28/2027	$255	$237
Occidental Petroleum
8.875%, 07/15/2030	520	591
6.625%, 09/01/2030	313	322
6.375%, 09/01/2028	241	243
6.125%, 01/01/2031	7,741	7,796
4.625%, 06/15/2045	1,930	1,526
Patterson-UTI Energy
5.150%, 11/15/2029	925	822
3.950%, 02/01/2028	931	814
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	2,545	2,282
Precision Drilling
7.125%, 01/15/2026 (A)	385	379
6.875%, 01/15/2029 (A)	57	51
Range Resources
8.250%, 01/15/2029	189	194
4.875%, 05/15/2025	340	332
Rockcliff Energy II LLC
5.500%, 10/15/2029 (A)	5,171	4,744
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(C)	2,787	–
SM Energy
6.750%, 09/15/2026	931	898
6.500%, 07/15/2028	185	171
5.625%, 06/01/2025	405	390
Southwestern Energy
8.375%, 09/15/2028	100	105
5.375%, 03/15/2030	1,574	1,438
4.750%, 02/01/2032	1,198	1,030
Strathcona Resources
6.875%, 08/01/2026 (A)	4,550	3,730
Summit Midstream Holdings LLC
8.500%, 10/15/2026 (A)	665	631
5.750%, 04/15/2025	2,184	1,884
Sunoco
5.875%, 03/15/2028	2,791	2,679
4.500%, 05/15/2029	2,032	1,783
4.500%, 04/30/2030	2,181	1,890
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	865	861
6.000%, 03/01/2027 (A)	430	399
6.000%, 12/31/2030 (A)	7,077	6,103
6.000%, 09/01/2031 (A)	910	778
5.500%, 01/15/2028 (A)	165	148
Targa Resources Partners
6.875%, 01/15/2029	516	523
5.500%, 03/01/2030	540	512
4.875%, 02/01/2031	697	633
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	5,015	4,614

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 01/15/2030 (A)	$225	$195
Transocean
11.500%, 01/30/2027 (A)	2,691	2,765
8.750%, 02/15/2030 (A)	763	776
8.000%, 02/01/2027 (A)	2,180	1,929
7.500%, 04/15/2031	720	563
7.250%, 11/01/2025 (A)	1,330	1,257
6.800%, 03/15/2038	1,021	702
Transocean Titan Financing
8.375%, 02/01/2028 (A)	90	92
USA Compression Partners
6.875%, 09/01/2027	1,760	1,666
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	370	318
3.875%, 11/01/2033 (A)	5,811	4,738
Weatherford International
8.625%, 04/30/2030 (A)	2,738	2,734
Western Midstream Operating
5.500%, 02/01/2050	4,611	3,764
4.300%, 02/01/2030	3,588	3,179

		216,115

Financials — 6.8%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,416	1,409
4.250%, 02/15/2029 (A)	2,519	2,050
Advisor Group Holdings
10.750%, 08/01/2027 (A)	2,390	2,462
AG Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,783
Air Methods
8.000%, 05/15/2025 (A)	7,619	457
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	2,333	2,120
5.875%, 11/01/2029 (A)	2,135	1,784
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,369	1,056
Armor Holdco
8.500%, 11/15/2029 (A)	2,985	2,521
AssuredPartners
5.625%, 01/15/2029 (A)	755	640
Blackstone Private Credit Fund
7.050%, 09/29/2025 (A)	1,395	1,400
2.625%, 12/15/2026	4,209	3,575
Bread Financial Holdings
4.750%, 12/15/2024 (A)	1,341	1,243
BroadStreet Partners
5.875%, 04/15/2029 (A)	3,475	2,992
Brookfield Property
5.750%, 05/15/2026 (A)	265	244
4.500%, 04/01/2027 (A)	8,681	7,438

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Coinbase Global
3.625%, 10/01/2031 (A)	$140	$84
3.375%, 10/01/2028 (A)	1,015	665
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	6,917	5,074
FirstCash
5.625%, 01/01/2030 (A)	3,755	3,321
Freedom Mortgage
8.250%, 04/15/2025 (A)	3,315	3,140
7.625%, 05/01/2026 (A)	360	307
6.625%, 01/15/2027 (A)	1,995	1,625
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	1,466	1,413
3.750%, 09/15/2030 (A)	2,642	1,994
3.375%, 06/15/2026 (A)	883	766
Home Point Capital
5.000%, 02/01/2026 (A)	3,320	2,315
HSBC Holdings PLC
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(F)(G)	1,377	1,110
HUB International
5.625%, 12/01/2029 (A)	1,885	1,618
Hunt
5.250%, 04/15/2029 (A)	1,725	1,379
Jane Street Group
4.500%, 11/15/2029 (A)	3,463	3,039
JPMorgan Chase
5.000%, U.S. SOFR + 3.380%(F)(G)	1,299	1,262
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	1,046	977
4.750%, 06/15/2029 (A)	3,152	2,563
4.250%, 02/01/2027 (A)	4,595	3,906
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	2,315	1,713
6.125%, 04/01/2028 (A)	1,990	1,179
LPL Holdings
4.625%, 11/15/2027 (A)	3,347	3,113
4.375%, 05/15/2031 (A)	149	129
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,258	3,673
5.625%, 01/15/2030 (A)	1,503	1,181
MSCI
4.000%, 11/15/2029 (A)	2,616	2,316
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	1,424	1,310
5.500%, 08/15/2028 (A)	2,637	2,240
5.125%, 12/15/2030 (A)	242	188
Navient
5.000%, 03/15/2027	916	814
4.875%, 03/15/2028	283	241

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
OneMain Finance
7.125%, 03/15/2026	$1,130	$1,099
6.625%, 01/15/2028	395	368
5.375%, 11/15/2029	4,738	3,990
4.000%, 09/15/2030	4,293	3,279
3.500%, 01/15/2027	597	501
Owl Rock Capital
3.400%, 07/15/2026	2,242	1,995
PennyMac Financial Services
5.750%, 09/15/2031 (A)	830	661
5.375%, 10/15/2025 (A)	1,763	1,611
4.250%, 02/15/2029 (A)	6,213	4,863
PRA Group
5.000%, 10/01/2029 (A)	2,920	2,489
Rithm Capital
6.250%, 10/15/2025 (A)	3,013	2,749
Rocket Mortgage LLC
4.000%, 10/15/2033 (A)	2,960	2,188
3.625%, 03/01/2029 (A)	4,072	3,273
2.875%, 10/15/2026 (A)	310	267
Ryan Specialty Group LLC
4.375%, 02/01/2030 (A)	1,945	1,663
TTMT Escrow Issuer LLC
8.625%, 09/30/2027 (A)	627	635
United Wholesale Mortgage LLC
5.750%, 06/15/2027 (A)	322	283
5.500%, 11/15/2025 (A)	312	290
5.500%, 04/15/2029 (A)	312	258
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	12,386	10,841
WeWork
7.875%, 05/01/2025 (A)	4,735	2,508

		133,640

Health Care — 3.4%
Acadia Healthcare
5.500%, 07/01/2028 (A)	494	463
5.000%, 04/15/2029 (A)	1,863	1,695
Avantor Funding
4.625%, 07/15/2028 (A)	1,093	1,006
Bristol-Myers Squibb
2.550%, 11/13/2050	2,795	1,778
Centene
4.625%, 12/15/2029	1,723	1,576
3.375%, 02/15/2030	660	557
3.000%, 10/15/2030	183	150
2.625%, 08/01/2031	3,180	2,478
2.500%, 03/01/2031	2,775	2,163
Charles River Laboratories International
4.000%, 03/15/2031 (A)	1,525	1,305
3.750%, 03/15/2029 (A)	670	582

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CHS
8.000%, 03/15/2026 (A)	$2,473	$2,411
6.875%, 04/01/2028 (A)	3,888	2,640
6.125%, 04/01/2030 (A)	546	374
6.000%, 01/15/2029 (A)	485	419
5.625%, 03/15/2027 (A)	2,389	2,097
5.250%, 05/15/2030 (A)	1,924	1,539
4.750%, 02/15/2031 (A)	390	301
DaVita
4.625%, 06/01/2030 (A)	630	519
3.750%, 02/15/2031 (A)	985	744
Elanco Animal Health
6.650%, 08/28/2028	35	33
Embecta
6.750%, 02/15/2030 (A)	455	409
5.000%, 02/15/2030 (A)	1,585	1,344
Emergent BioSolutions
3.875%, 08/15/2028 (A)	522	316
Encompass Health
4.750%, 02/01/2030	2,499	2,212
4.625%, 04/01/2031	80	68
4.500%, 02/01/2028	1,340	1,230
Global Medical Response
6.500%, 10/01/2025 (A)	4,475	3,356
HCA
5.875%, 02/15/2026	1,050	1,049
3.500%, 09/01/2030	2,740	2,356
Hologic
3.250%, 02/15/2029 (A)	1,052	907
IQVIA
5.000%, 10/15/2026 (A)	390	373
Lannett
7.750%, 04/15/2026 (A)	5,135	1,207
Mallinckrodt International Finance
11.500%, 12/15/2028 (A)	925	830
10.000%, 06/15/2029 (A)	360	223
Molina Healthcare
4.375%, 06/15/2028 (A)	2,690	2,443
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	3,960	3,361
4.125%, 04/30/2028 (A)	1,940	1,712
Owens & Minor
6.625%, 04/01/2030 (A)	195	160
4.500%, 03/31/2029 (A)	568	436
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	3,632	3,204
PRA Health Sciences
2.875%, 07/15/2026 (A)	2,226	1,978
Syneos Health
3.625%, 01/15/2029 (A)	2,375	1,958
Tenet Healthcare
6.250%, 02/01/2027	880	857

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.125%, 06/15/2030 (A)	$2,032	$1,936
5.125%, 11/01/2027	910	856
4.875%, 01/01/2026	4,026	3,834
4.625%, 06/15/2028	3,479	3,148
4.375%, 01/15/2030	475	416
4.250%, 06/01/2029	363	318

		67,327

Industrials — 8.8%
ACCO Brands
4.250%, 03/15/2029 (A)	950	779
Allegiant Travel
7.250%, 08/15/2027 (A)	1,282	1,260
Allison Transmission
5.875%, 06/01/2029 (A)	855	810
4.750%, 10/01/2027 (A)	5	5
3.750%, 01/30/2031 (A)	2,417	2,006
American Airlines
5.750%, 04/20/2029 (A)	8,725	8,298
5.500%, 04/20/2026 (A)	2,135	2,078
American Airlines Group
3.750%, 03/01/2025 (A)	3,002	2,740
APi Group DE
4.750%, 10/15/2029 (A)	1,744	1,557
4.125%, 07/15/2029 (A)	365	314
ARD Finance
6.500% PIK, 06/30/2027 (A)	4,728	3,866
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)	1,352	1,135
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,933	1,869
5.250%, 08/15/2027 (A)	4,060	3,334
4.125%, 08/15/2026 (A)	904	823
Artera Services LLC
9.033%, 12/04/2025 (A)	1,953	1,679
ATS
4.125%, 12/15/2028 (A)	493	430
Avis Budget Car Rental LLC
5.750%, 07/15/2027 (A)	910	857
5.375%, 03/01/2029 (A)	396	357
4.750%, 04/01/2028 (A)	50	44
Bombardier
7.875%, 04/15/2027 (A)	5,067	5,036
7.500%, 03/15/2025 (A)	720	720
7.500%, 02/01/2029 (A)	1,310	1,284
Builders FirstSource
6.375%, 06/15/2032 (A)	367	353
4.250%, 02/01/2032 (A)	2,243	1,883
BWX Technologies
4.125%, 06/30/2028 (A)	692	617
4.125%, 04/15/2029 (A)	1,285	1,121

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CEMEX Materials LLC
7.700%, 07/21/2025 (A)	$1,655	$1,656
Chart Industries
9.500%, 01/01/2031 (A)	1,498	1,565
7.500%, 01/01/2030 (A)	178	181
Clean Harbors
6.375%, 02/01/2031 (A)	874	868
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,260
CoreCivic
8.250%, 04/15/2026	482	488
CP Atlas Buyer
7.000%, 12/01/2028 (A)	3,700	2,756
Delta Air Lines
4.750%, 10/20/2028 (A)	546	519
4.375%, 04/19/2028	614	560
Deluxe
8.000%, 06/01/2029 (A)	4,090	3,414
Dycom Industries
4.500%, 04/15/2029 (A)	603	528
EnerSys
4.375%, 12/15/2027 (A)	892	810
EnPro Industries
5.750%, 10/15/2026	404	385
First Student Bidco
4.000%, 07/31/2029 (A)	35	30
GFL Environmental
4.750%, 06/15/2029 (A)	100	89
4.375%, 08/15/2029 (A)	2,123	1,838
4.000%, 08/01/2028 (A)	859	747
3.750%, 08/01/2025 (A)	490	461
3.500%, 09/01/2028 (A)	5,564	4,861
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	285	248
5.625%, 06/01/2029 (A)	580	484
GrafTech Finance
4.625%, 12/15/2028 (A)	3,535	2,886
Graham Packaging
7.125%, 08/15/2028 (A)	312	268
Granite US Holdings
11.000%, 10/01/2027 (A)	1,882	1,985
Griffon
5.750%, 03/01/2028	760	699
H&E Equipment Services
3.875%, 12/15/2028 (A)	2,999	2,579
Harsco
5.750%, 07/31/2027 (A)	766	650
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,814	2,617
Hertz
5.000%, 12/01/2029 (A)	638	530
4.625%, 12/01/2026 (A)	1,419	1,264

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Icahn Enterprises
4.375%, 02/01/2029	$916	$791
IEA Energy Services LLC
6.625%, 08/15/2029 (A)	2,115	2,030
Imola Merger
4.750%, 05/15/2029 (A)	1,261	1,072
JELD-WEN
6.250%, 05/15/2025 (A)	235	228
4.875%, 12/15/2027 (A)	337	282
4.625%, 12/15/2025 (A)	560	503
Korn Ferry
4.625%, 12/15/2027 (A)	3,475	3,215
LABL
10.500%, 07/15/2027 (A)	450	421
6.750%, 07/15/2026 (A)	2,030	1,931
Madison IAQ LLC
5.875%, 06/30/2029 (A)	550	438
4.125%, 06/30/2028 (A)	285	243
MasTec
4.500%, 08/15/2028 (A)	825	751
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	3,933	3,697
7.875%, 08/15/2026 (A)	1,585	1,595
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	3,214	3,214
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	190	154
Moog
4.250%, 12/15/2027 (A)	1,212	1,109
PGT Innovations
4.375%, 10/01/2029 (A)	233	196
Pitney Bowes
7.250%, 03/15/2029 (A)	1,385	1,077
6.875%, 03/15/2027 (A)	350	292
Raytheon Technologies
3.030%, 03/15/2052	1,260	870
2.820%, 09/01/2051	1,780	1,171
Regal Rexnord
6.400%, 04/15/2033 (A)	271	267
6.300%, 02/15/2030 (A)	194	190
6.050%, 02/15/2026 (A)	225	223
6.050%, 04/15/2028 (A)	455	445
Rolls-Royce
3.625%, 10/14/2025 (A)	1,309	1,214
Science Applications International
4.875%, 04/01/2028 (A)	3,734	3,403
Sensata Technologies
3.750%, 02/15/2031 (A)	172	143
Sensata Technologies BV
5.875%, 09/01/2030 (A)	1	1
4.000%, 04/15/2029 (A)	1,244	1,097

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	$1,806	$1,696
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	1,370	1,216
Spirit AeroSystems
9.375%, 11/30/2029 (A)	259	274
7.500%, 04/15/2025 (A)	1,742	1,740
4.600%, 06/15/2028	3,225	2,663
Standard Industries
5.000%, 02/15/2027 (A)	1,320	1,220
4.750%, 01/15/2028 (A)	1,400	1,258
4.375%, 07/15/2030 (A)	2,017	1,679
3.375%, 01/15/2031 (A)	139	107
Stericycle
3.875%, 01/15/2029 (A)	503	431
Summit Materials LLC
5.250%, 01/15/2029 (A)	2,985	2,746
Terex
5.000%, 05/15/2029 (A)	385	354
TK Elevator US Newco
5.250%, 07/15/2027 (A)	2,376	2,153
TransDigm
6.750%, 08/15/2028 (A)	1,562	1,554
6.250%, 03/15/2026 (A)	8,006	7,900
5.500%, 11/15/2027	3,161	2,911
Trident TPI Holdings
9.250%, 08/01/2024 (A)(E)	2,021	1,996
Triumph Group
9.000%, 03/15/2028 (A)	170	170
7.750%, 08/15/2025	470	450
6.250%, 09/15/2024 (A)	115	115
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	250	237
5.500%, 08/15/2026 (A)	2,062	1,949
Tutor Perini
6.875%, 05/01/2025 (A)	6,419	5,365
Uber Technologies
8.000%, 11/01/2026 (A)	1,860	1,888
7.500%, 09/15/2027 (A)	300	304
4.500%, 08/15/2029 (A)	419	370
United Airlines
4.625%, 04/15/2029 (A)	2,394	2,122
4.375%, 04/15/2026 (A)	3,252	3,061
United Rentals North America
6.000%, 12/15/2029 (A)	3,592	3,592
5.250%, 01/15/2030	1,965	1,852
US Airways Pass Through Trust, Ser 2013-1, Cl A
3.950%, 11/15/2025	628	595
Vertiv Group
4.125%, 11/15/2028 (A)	1,298	1,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wabash National
4.500%, 10/15/2028 (A)	$415	$357
WESCO Distribution
7.250%, 06/15/2028 (A)	903	915
7.125%, 06/15/2025 (A)	551	556
Western Global Airlines LLC
10.375%, 08/15/2025 (A)	1,990	1,195

		172,863

Information Technology — 4.8%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	646
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	4,037	3,410
ams-OSRAM
7.000%, 07/31/2025 (A)	2,573	2,444
Apple
2.700%, 08/05/2051	395	265
2.650%, 05/11/2050	4,255	2,857
2.650%, 02/08/2051	740	494
2.375%, 02/08/2041	300	212
AthenaHealth Group
6.500%, 02/15/2030 (A)	4,128	3,265
Avaya
6.125%, 09/15/2028 (A)(B)	8,418	2,084
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	367	318
Block
3.500%, 06/01/2031	502	406
Castle US Holding
9.500%, 02/15/2028 (A)	2,110	815
CDW LLC
4.250%, 04/01/2028	420	382
3.250%, 02/15/2029	270	228
Ciena
4.000%, 01/31/2030 (A)	1,600	1,362
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	321	277
3.875%, 07/01/2028 (A)	253	218
Coherent
5.000%, 12/15/2029 (A)	5,859	5,133
CommScope
8.250%, 03/01/2027 (A)	8,674	7,373
7.125%, 07/01/2028 (A)	3,035	2,391
6.000%, 03/01/2026 (A)	950	915
4.750%, 09/01/2029 (A)	689	562
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	6,008	5,758
5.000%, 03/15/2027 (A)	365	278
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	473

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crowdstrike Holdings
3.000%, 02/15/2029	$1,674	$1,410
Elastic
4.125%, 07/15/2029 (A)	2,445	2,007
Entegris
4.375%, 04/15/2028 (A)	535	473
3.625%, 05/01/2029 (A)	4,139	3,432
Entegris Escrow
4.750%, 04/15/2029 (A)	4,090	3,719
Gartner
4.500%, 07/01/2028 (A)	330	303
3.750%, 10/01/2030 (A)	83	70
3.625%, 06/15/2029 (A)	295	255
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,063	1,952
3.500%, 03/01/2029 (A)	1,150	964
Intel
3.200%, 08/12/2061	1,915	1,199
3.100%, 02/15/2060	580	354
McAfee
7.375%, 02/15/2030 (A)	1,163	922
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)	10,706	–
NCR
6.125%, 09/01/2029 (A)	735	715
5.750%, 09/01/2027 (A)	740	717
5.125%, 04/15/2029 (A)	373	319
5.000%, 10/01/2028 (A)	178	153
ON Semiconductor
3.875%, 09/01/2028 (A)	456	401
Open Text Holdings
4.125%, 02/15/2030 (A)	3,833	3,154
Paysafe Finance
4.000%, 06/15/2029 (A)	2,972	2,365
Presidio Holdings
4.875%, 02/01/2027 (A)	425	387
Seagate HDD Cayman
5.750%, 12/01/2034	1,780	1,587
3.375%, 07/15/2031	1,344	1,011
Sprint Capital
8.750%, 03/15/2032	4,690	5,583
Sprint LLC
7.625%, 02/15/2025	650	666
7.125%, 06/15/2024	3,000	3,038
SS&C Technologies
5.500%, 09/30/2027 (A)	1,020	960
Synaptics
4.000%, 06/15/2029 (A)	3,359	2,786
Veritas US
7.500%, 09/01/2025 (A)	3,255	2,506
ViaSat
6.500%, 07/15/2028 (A)	3,575	2,643

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 09/15/2025 (A)	$1,092	$1,011
Virtusa
7.125%, 12/15/2028 (A)	2,365	1,964
Western Digital Corp
4.750%, 02/15/2026	2,090	1,973
Xerox Holdings
5.500%, 08/15/2028 (A)	442	371

		93,936

Materials — 6.1%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	200	197
5.500%, 12/15/2027 (A)	200	194
Arconic
6.125%, 02/15/2028 (A)	880	865
Ashland LLC
6.875%, 05/15/2043	1,384	1,377
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	3,255	2,525
ATI
5.875%, 12/01/2027	276	263
5.125%, 10/01/2031	137	121
4.875%, 10/01/2029	267	239
Avient
7.125%, 08/01/2030 (A)	106	106
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	645
3.375%, 02/15/2029 (A)	2,793	2,318
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,045	3,889
Ball
6.875%, 03/15/2028	1,687	1,704
2.875%, 08/15/2030	2,680	2,139
Big River Steel LLC
6.625%, 01/31/2029 (A)	427	415
Carpenter Technology
7.625%, 03/15/2030	103	103
6.375%, 07/15/2028	281	269
CF Industries
5.150%, 03/15/2034	3,564	3,316
Chemours
5.750%, 11/15/2028 (A)	2,647	2,325
4.625%, 11/15/2029 (A)	2,028	1,646
Cleveland-Cliffs
4.625%, 03/01/2029 (A)	460	419
Consolidated Energy Finance
5.625%, 10/15/2028 (A)	873	746
Cornerstone Chemical
6.750%, 08/15/2024 (A)	11,735	11,266
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,264

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CVR Partners
6.125%, 06/15/2028 (A)	$2,131	$1,893
Domtar
6.750%, 10/01/2028 (A)	4,585	4,126
Eldorado Gold
6.250%, 09/01/2029 (A)	1,366	1,208
Element Solutions
3.875%, 09/01/2028 (A)	3,813	3,289
ERO Copper
6.500%, 02/15/2030 (A)	3,965	3,332
First Quantum Minerals
7.500%, 04/01/2025 (A)	411	399
6.500%, 03/01/2024 (A)	1,058	1,048
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,395	1,283
Freeport-McMoRan
5.450%, 03/15/2043	2,036	1,838
5.400%, 11/14/2034	1,718	1,617
4.625%, 08/01/2030	979	904
Glatfelter
4.750%, 11/15/2029 (A)	267	175
INEOS Finance
6.750%, 05/15/2028 (A)	1,503	1,467
INEOS Quattro Finance 2
3.375%, 01/15/2026 (A)	630	554
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	1,373	1,328
Innophos Holdings
9.375%, 02/15/2028 (A)	4,020	3,993
LSB Industries
6.250%, 10/15/2028 (A)	3,470	3,159
Martin Marietta Materials
2.400%, 07/15/2031	1,902	1,517
Methanex
5.125%, 10/15/2027	1,375	1,289
Mineral Resources
8.125%, 05/01/2027 (A)	805	802
Mineral Resources MTN
8.500%, 05/01/2030 (A)	870	871
8.000%, 11/01/2027 (A)	1,405	1,398
Mountain Province Diamonds, Inc.
9.000%, 12/15/2025 (A)	2,875	2,789
NMG Holding
7.125%, 04/01/2026 (A)	4,059	3,917
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	3,290	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	770	693
5.000%, 05/01/2025 (A)	1,451	1,383
4.875%, 06/01/2024 (A)	530	519
4.250%, 05/15/2029 (A)	385	319

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Novelis
4.750%, 01/30/2030 (A)	$465	$408
3.875%, 08/15/2031 (A)	2,920	2,366
3.250%, 11/15/2026 (A)	1,157	1,020
OI European Group BV
4.750%, 02/15/2030 (A)	2,654	2,365
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	561	545
5.875%, 08/15/2023 (A)	342	340
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	6,205	2,884
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	5,020	4,778
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	7,848	6,372
4.875%, 05/01/2028 (A)	341	295
Scotts Miracle-Gro
5.250%, 12/15/2026	121	116
4.500%, 10/15/2029	314	272
4.375%, 02/01/2032	366	299
4.000%, 04/01/2031	461	369
Tacora Resources
8.250%, 05/15/2026 (A)	2,660	2,016
Taseko Mines
7.000%, 02/15/2026 (A)	2,299	2,078
TriMas
4.125%, 04/15/2029 (A)	522	454
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	810	708
5.125%, 04/01/2029 (A)	414	276
Tronox
4.625%, 03/15/2029 (A)	6,583	5,365
U.S. Steel
6.875%, 03/01/2029	85	85
Venator Finance Sarl
9.500%, 07/01/2025 (A)	395	301
5.750%, 07/15/2025 (A)	485	71
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	1,108	888
4.875%, 06/15/2027 (A)	385	354

		120,486

Real Estate — 2.1%
American Tower
3.700%, 10/15/2049	245	171
3.100%, 06/15/2050	905	563
2.950%, 01/15/2051	1,945	1,174
2.100%, 06/15/2030	2,167	1,716
Crown Castle
3.250%, 01/15/2051	350	230
2.900%, 04/01/2041	2,075	1,410

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028 (A)	$706	$666
Diversified Healthcare Trust
4.750%, 05/01/2024	1,805	1,615
4.375%, 03/01/2031	2,515	1,743
Iron Mountain
5.250%, 03/15/2028 (A)	281	259
5.250%, 07/15/2030 (A)	1,140	994
5.000%, 07/15/2028 (A)	395	358
4.875%, 09/15/2027 (A)	410	377
4.875%, 09/15/2029 (A)	3,743	3,258
4.500%, 02/15/2031 (A)	419	347
Outfront Media Capital LLC
4.250%, 01/15/2029 (A)	2,710	2,229
Prologis
3.000%, 04/15/2050	745	507
2.125%, 10/15/2050	1,470	828
Realogy Group LLC
5.250%, 04/15/2030 (A)	615	421
RHP Hotel Properties
4.750%, 10/15/2027	962	884
4.500%, 02/15/2029 (A)	447	389
SBA Communications
3.125%, 02/01/2029	2,279	1,882
Service Properties Trust
5.500%, 12/15/2027	1,325	1,194
4.950%, 02/15/2027	4,113	3,546
4.500%, 06/15/2023	872	871
4.375%, 02/15/2030	3,245	2,480
4.350%, 10/01/2024	1,309	1,253
3.950%, 01/15/2028	1,355	1,075
Uniti Group
10.500%, 02/15/2028 (A)	905	905
6.000%, 01/15/2030 (A)	1,322	819
VICI Properties
5.750%, 02/01/2027 (A)	357	348
5.625%, 05/01/2024 (A)	315	313
4.625%, 06/15/2025 (A)	411	394
4.625%, 12/01/2029 (A)	655	587
4.500%, 09/01/2026 (A)	225	210
4.500%, 01/15/2028 (A)	175	161
4.250%, 12/01/2026 (A)	687	637
4.125%, 08/15/2030 (A)	4,231	3,655
3.875%, 02/15/2029 (A)	396	344
3.750%, 02/15/2027 (A)	902	817
3.500%, 02/15/2025 (A)	22	21

		41,651

Utilities — 1.7%
AmeriGas Partners
5.875%, 08/20/2026	235	221
5.500%, 05/20/2025	210	200

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Calpine
5.000%, 02/01/2031 (A)	$270	$222
4.625%, 02/01/2029 (A)	1,430	1,207
4.500%, 02/15/2028 (A)	2,285	2,057
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	3,155	2,567
Duke Energy Carolinas LLC
6.050%, 04/15/2038	648	690
NRG Energy
5.250%, 06/15/2029 (A)	605	538
3.875%, 02/15/2032 (A)	1,753	1,360
3.625%, 02/15/2031 (A)	4,910	3,807
3.375%, 02/15/2029 (A)	515	418
PacifiCorp
5.750%, 04/01/2037	648	661
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,060	1,840
PG&E
5.250%, 07/01/2030	3,204	2,860
5.000%, 07/01/2028	347	317
Pike
5.500%, 09/01/2028 (A)	310	269
Solaris Midstream Holdings LLC
7.625%, 04/01/2026 (A)	1,584	1,565
Vistra
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.930%(A)(F)(G)	1,435	1,378
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(F)(G)	435	407
Vistra Operations LLC
5.625%, 02/15/2027 (A)	3,473	3,291
5.000%, 07/31/2027 (A)	4,390	4,078
4.375%, 05/01/2029 (A)	2,930	2,531
4.300%, 07/15/2029 (A)	559	503

		32,987

Total Corporate Obligations
(Cost $1,779,349) ($ Thousands)		1,524,894

LOAN PARTICIPATIONS — 9.5%
1236904 B.C. Ltd., Initial Term Loan, 1st Lien
10.135%, LIBOR + 5.500%, 03/04/2027 (F)	3,618	3,446
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.558%, LIBOR + 4.750%, 04/20/2028 (F)	600	614

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 05/17/2028 (F)	$591	$496
Adient US LLC, Term B-1 Loan, 1st Lien
7.885%, LIBOR + 3.250%, 04/10/2028 (F)	512	511
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
10.135%, LIBOR + 5.500%, 10/10/2025 (F)	1,696	1,590
Alvogen Pharma, Extended Term Loan, 1st Lien
12.230%, CME Term SOFR + 7.500%, 06/30/2025 (F)	3,139	2,731
ANI Technologies, Term Loan, 1st Lien
10.913%, CME Term SOFR + 6.250%, 12/15/2026 (F)	3,879	3,666
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
10.135%, LIBOR + 5.500%, 09/01/2027 (F)	522	502
Arctic Canadian Diamond Co., 2nd Lien
17.500%, 12/31/2027 (C)	1,915	1,906
AssuredPartners, Inc., 2020 February Refinancing Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 02/12/2027 (F)(H)	420	411
Avantor Funding Inc., 2021 Incremental B-5 Dollar Term Loan
6.885%, LIBOR + 2.250%, 11/08/2027 (F)(H)	1,185	1,182
Avaya Inc., DIP Term Loan, 1st Lien
12.563%, CME Term SOFR + 8.000%, 08/15/2023 (F)	1,897	1,954
Avaya Inc., Tranche B-1 Term Loan
8.709%, LIBOR + 4.250%, 12/15/2027 (B)(F)(H)	1,902	478
Avaya Inc., Tranche B-2 Term Loan
8.459%, LIBOR + 4.000%, 12/15/2027 (B)(F)(H)	1,646	410
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
9.914%, CME Term SOFR + 5.250%, 02/01/2027 (F)	3,612	2,842
Blackhawk Network, Temr Loan, 2nd Lien
11.813%, 06/15/2026	2,412	2,060
BoardRiders Inc., Tranche A Loan, 1st Lien
12.845%, LIBOR + 6.500%, 10/23/2023 (C)(F)	596	584

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
BoardRiders Inc., Tranche B-2 Loan, 1st Lien
12.845%, LIBOR + 6.500%, 04/23/2024 (F)	$2,939	$2,719
Bright Bidco, Term Loan
13.676%, CME Term SOFR + 9.000%, 10/31/2027 (F)	5	5
Byju's, Term Loan, 1st Lien
10.699%, LIBOR + 8.000%, 11/24/2026 (F)(H)	2,995	2,555
Carestream Health, Inc., Term Loan
12.180%, CME Term SOFR + 7.500%, 09/30/2027 (C)(F)	1,935	1,287
Castle US Holding Corporation, Incremental Term B Loan, 1st Lien
8.635%, LIBOR + 4.000%, 01/29/2027 (F)	482	337
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 01/29/2027 (F)	1,214	850
Cenveo, Term Loan
12.167%, 12/31/2024 (C)	591	591
Claire's Stores Inc., Initial Term Loan, 1st Lien
11.135%, LIBOR + 6.500%, 12/18/2026 (F)	1,991	1,836
Clear Channel Outdoor Holdings Inc., Term B Loan, 1st Lien
8.325%, LIBOR + 3.500%, 08/21/2026 (F)(H)	230	219
Cloud Software Group Inc., Term Loan, 2nd Lien
9.500%, CME Term SOFR + 7.500%, 09/28/2029 (C)(F)	745	633
ClubCorp Holdings Inc., Term B Loan, 1st Lien
7.480%, LIBOR + 2.750%, 09/18/2024 (F)	3,348	3,140
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 01/04/2026 (F)	4,171	2,653
Creative Artists Agency LLC, Term B Loan, 1st Lien
8.064%, CME Term SOFR + 3.500%, 11/16/2028 (F)(H)	652	650
Delta Topco Inc., Initial Term Loan, 2nd Lien
11.654%, CME Term SOFR + 7.250%, 12/01/2028 (F)(H)	1,656	1,433

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 10/04/2028 (F)	$596	$558
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 08/02/2027 (F)	1,943	1,888
Dun & Bradstreet Corporation, Initial Term Borrowing, 1st Lien
7.867%, LIBOR + 3.250%, 02/06/2026 (F)(H)	295	294
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.481%, CME Term SOFR + 7.500%, 11/23/2026 (C)(F)	4,279	4,150
Envision Healthcare Corporation, Second Out Term Loan, 1st Lien
8.830%, CME Term SOFR + 4.250%, 03/31/2027 (F)(H)	8,155	3,155
Envision Healthcare Corporation, Third Out Term Loan, 1st Lien
8.330%, CME Term SOFR + 3.750%, 03/31/2027 (F)	1,422	256
Envision Healthcare, Term Loan
12.605%, CME Term SOFR + 7.875%, 03/31/2027 (F)	933	822
Epic Crude Services, LP, Term Loan, 1st Lien
9.740%, LIBOR + 5.000%, 03/02/2026 (F)	1,537	1,436
Epic Y-Grade Services, 1st Lien
10.960%, LIBOR + 6.000%, 06/30/2027 (F)	10,282	9,209
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
8.680%, CME Term SOFR + 4.000%, 07/21/2028 (F)	404	394
First Student Bidco Inc., 2022 Incremental Term C Loan, 1st Lien
8.680%, CME Term SOFR + 4.000%, 07/21/2028 (F)	28	27
First Student Bidco Inc., Initial Term B Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/2028 (F)	423	403
First Student Bidco Inc., Initial Term C Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/2028 (F)	158	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
12.730%, LIBOR + 8.000%, 06/30/2027 (F)	$413	$392
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
8.308%, LIBOR + 3.500%, 12/21/2028 (F)	1,827	1,783
Freeport LNG Investments, LLLP, Term Loan
7.808%, 11/16/2026	1,008	984
GatesAir, Term Loan
14.296%, 08/01/2027 (C)	1,757	1,758
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
8.635%, LIBOR + 4.000%, 12/01/2027 (F)	499	495
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 08/18/2028 (F)	2,080	2,069
Global Medical Response Inc., 2018 New Term Loan, 1st Lien
9.203%, LIBOR + 4.250%, 03/14/2025 (F)(H)	1,128	895
Global Medical Response Inc., 2021 Refinancing Term Loan, 1st Lien
8.830%, LIBOR + 4.250%, 10/02/2025 (F)	221	175
Grab Holdings, Inc., Initial Term Loan, 1st Lien
9.140%, LIBOR + 4.500%, 01/29/2026 (F)	4,877	4,859
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
7.635%, LIBOR + 3.000%, 08/04/2027 (F)	533	530
Gulf Finance, LLC, Term Loan, 1st Lien
11.430%, CME Term SOFR + 6.750%, 08/25/2026 (F)	4,233	4,137
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
8.070%, LIBOR + 3.500%, 12/16/2024 (F)	472	456
Hercules Achievement, Inc. (Varsity Brands Holdings Co., Inc.), Third Amendment Extended Term Loan
9.675%, CME Term SOFR + 5.000%, 12/15/2026 (F)(H)	305	294

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hub International Limited, B-3 Incremental Term Loan, 1st Lien
8.058%, LIBOR + 3.250%, 04/25/2025 (F)(H)	$2,020	$2,016
Hudson River Trading LLC, Term Loan, 1st Lien
7.732%, CME Term SOFR + 3.000%, 03/20/2028 (F)	3,311	3,156
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
8.135%, LIBOR + 3.500%, 07/01/2024 (F)	2,235	2,227
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
7.635%, LIBOR + 3.000%, 05/01/2026 (F)	643	622
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
9.082%, CME Term SOFR + 4.250%, 02/01/2029 (F)	1,257	1,241
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
7.320%, LIBOR + 2.750%, 02/05/2025 (F)	1,821	1,818
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
7.687%, CME Term SOFR + 3.000%, 12/15/2027 (F)(H)	1,940	1,913
JC Penney, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (B)(C)(F)	3,751	—
Journey Personal Care, 1st Lien
8.980%, LIBOR + 4.250%, 03/01/2028 (F)	3,713	2,758
Jump Financial, LLC, Term Loan, 1st Lien
9.342%, CME Term SOFR + 4.500%, 08/07/2028 (F)	3,862	3,708
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 10/29/2028 (F)	488	476
LifeScan Global Corporation, Initial Term Loan, 1st Lien
10.754%, LIBOR + 6.000%, 10/01/2024 (F)(H)	9,337	7,274
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
10.368%, CME Term SOFR + 5.750%, 01/29/2027 (F)	2,004	1,701

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
10.368%, CME Term SOFR + 5.750%, 01/29/2027 (F)	$113	$96
Lumen Technologies Inc., Term A Loan, 1st Lien
6.635%, LIBOR + 2.000%, 01/31/2025 (F)(H)	955	916
Madison IAQ LLC, Initial Term Loan, 1st Lien
7.988%, LIBOR + 3.250%, 06/21/2028 (F)	437	416
Magnite, Inc., Initial Term Loan, 1st Lien
9.635%, LIBOR + 5.000%, 04/28/2028 (F)	1,139	1,085
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
11.760%, Euribor + 3.250%, 02/16/2025 (F)	5,409	5,341
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.554%, CME Term SOFR + 5.750%, 08/18/2028 (C)(F)	691	456
9.651%, LIBOR + 4.750%, 08/18/2028 (C)(E)(F)(H)	2,412	1,604
Medline Borrower LP, Initial Dollar Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 10/23/2028 (F)	289	278
Misys Limited, Dollar Term Loan, 1st Lien
8.325%, LIBOR + 3.500%, 06/13/2024 (F)(H)	2,477	2,331
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
9.526%, CME Term SOFR + 4.750%, 05/02/2029 (F)	1,294	1,239
MLN US HoldCo LLC, Term B Loan, 1st Lien
8.252%, LIBOR + 4.500%, 11/30/2025 (F)	1,157	302
Monitronics International Inc., Term Loan, 1st Lien
12.325%, 03/29/2024	379	242
Mountaineer Merger Corp, Term Loan, 1st Lien
11.814%, LIBOR + 7.000%, 10/26/2028 (F)	2,450	1,837
Naked Juice LLC, Initial Loan, 2nd Lien
10.680%, CME Term SOFR + 6.000%, 01/24/2030 (F)(H)	2,080	1,581
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
10.885%, LIBOR + 6.250%, 11/05/2029 (F)	1,140	1,073

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
NielsenIQ, Incremental 1st Lien
0.000%, 03/06/2028 (D)(H)	$908	$812
Nine West Holdings Inc., Term Loan
12.825%, LIBOR + 8.000%, 03/20/2024 (F)	910	706
12.802%, LIBOR + 8.000%, 03/20/2024 (F)	977	757
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.526%, CME Term SOFR + 2.750%, 10/01/2025 (F)	723	718
Open Text Corporation, Term B Loan, 1st Lien
8.218%, CME Term SOFR + 3.500%, 08/27/2029 (F)	1,675	1,672
Park River Holdings, Inc., Initial Term Loan, 1st Lien
8.004%, LIBOR + 3.250%, 12/28/2027 (F)	228	209
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.092%, CME Term SOFR + 3.250%, 03/03/2028 (F)	634	626
Prairie ECI Acquiror LP, Initial Term Loan
9.385%, 03/11/2026 (H)	915	901
Pug LLC, Term B-2 Loan, 1st Lien
8.885%, LIBOR + 4.250%, 02/12/2027 (C)(F)	1,484	1,165
Pug LLC, USD Term B Loan, 1st Lien
8.135%, LIBOR + 3.500%, 02/12/2027 (F)(H)	3,031	2,387
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
12.326%, CME Term SOFR + 7.500%, 02/01/2030 (F)(H)	1,684	1,072
Red Planet Borrower, LLC, Initial Term Loan, 1st Lien
8.385%, LIBOR + 3.750%, 10/02/2028 (F)(H)	2,148	1,547
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority)
12.269%, LIBOR + 7.500%, 08/10/2023 (F)	132	73
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority), 1st Lien
12.269%, LIBOR + 7.500%, 08/10/2023 (F)	544	300
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
9.635%, LIBOR + 5.000%, 09/25/2026 (F)(H)	323	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Smyrna Ready Mix Concrete LLC, Initial Term Loan, 1st Lien
8.968%, CME Term SOFR + 4.250%, 04/02/2029 (F)	$852	$848
Sotera Health, 1st Lien
0.000%, 12/11/2026 (D)(H)	1,104	1,076
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
9.135%, LIBOR + 4.500%, 12/22/2025 (F)	2,724	1,874
SPX Flow, Inc., Term Loan, 1st Lien
9.218%, CME Term SOFR + 4.500%, 04/05/2029 (F)	307	291
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
9.814%, LIBOR + 5.000%, 04/16/2026 (F)	4,678	4,325
Sunshine Luxembourg VII Sarl, Facility B3, 1st Lien
8.480%, LIBOR + 3.750%, 10/01/2026 (F)	1,509	1,466
SWF Holdings I Corp., Initial Term Loan, 1st Lien
8.753%, LIBOR + 4.000%, 10/06/2028 (F)	1,969	1,685
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
11.580%, CME Term SOFR + 7.000%, 05/13/2027 (F)	2,653	2,371
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.868%, CME Term SOFR + 5.250%, 03/02/2027 (F)(H)	5,142	4,311
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
7.385%, LIBOR + 2.750%, 02/06/2024 (F)	403	371
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
8.602%, LIBOR + 3.500%, 07/30/2027 (F)	422	412
Tortoise Borrower LLC, Initial Term Loan, 1st Lien
8.325%, LIBOR + 3.500%, 01/31/2025 (F)	1,820	1,092
Travelport Finance (Luxembourg) Sarl, 2021 Consented Term Loan, 1st Lien
9.730%, LIBOR + 5.000%, 05/29/2026 (F)(H)	1,456	819

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Travelport Finance (Luxembourg) Sarl, Initial Term Loan (Priority), 1st Lien
6.230%, LIBOR + 1.500%, 02/28/2025 (F)(H)	$9	$9
Traverse Midstream Partners LLC, Advance, 1st Lien
8.450%, CME Term SOFR + 4.250%, 02/16/2028 (F)(H)	2,360	2,339
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 03/31/2028 (F)	377	350
Tutor Perini Corporation, Term Loan, 1st Lien
9.385%, LIBOR + 3.500%, 08/18/2027 (C)(F)	3,642	3,460
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
9.688%, LIBOR + 5.000%, 06/26/2026 (F)	721	478
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
7.885%, LIBOR + 3.250%, 03/15/2026 (F)(H)	1,804	1,789
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.958%, LIBOR + 4.000%, 08/20/2025 (F)	2,666	2,475
Vida Capital, Inc., Initial Term Loan
10.635%, LIBOR + 6.000%, 10/01/2026 (F)	2,446	1,802
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
10.568%, LIBOR + 5.750%, 06/22/2026 (F)(H)	931	923
Wellful Inc., Initial Term Loan, 1st Lien
10.420%, LIBOR + 6.250%, 04/21/2027 (F)	3,342	2,976
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
8.368%, CME Term SOFR + 3.750%, 10/19/2027 (F)	780	767
Wilsonart LLC, Tranche E Term Loan, 1st Lien
7.980%, LIBOR + 3.250%, 12/31/2026 (F)	1,612	1,566
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien
8.635%, LIBOR + 4.000%, 10/02/2028 (F)(H)	1,442	1,196

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.635%, LIBOR + 3.000%, 03/09/2027 (F)(H)	$1,426	$1,183

Total Loan Participations
(Cost $206,294) ($ Thousands)		188,943

ASSET-BACKED SECURITIES — 9.1%
Other Asset-Backed Securities — 9.1%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
4.973%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(C)(F)(I)	835	25
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.392%, ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(C)(F)	2,304	1,918
B&M CLO, Ser 2014-1A, Cl E
10.542%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(C)(F)	266	49
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(C)(D)(F)	4,614	92
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(F)	4,378	1,633
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(F)	6,380	5,238
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(F)	10,431	6,259
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(F)	8,633	4,485
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)	6,147	4,778
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(C)(D)(F)	3,572	2,429
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (C)(D)	8,543	5,527
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(F)	2,640	356
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(J)	7	2,530
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(J)	3,363	1,446
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(C)(J)	6,413	–
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (C)(D)	10,301	3,575
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(F)	9,535	3,880

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(F)	$9,035	$34
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(C)(D)	9,000	3,096
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(F)	10,939	5,360
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(D)(F)	10,091	3,027
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(C)(D)(F)	6,857	3,322
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(D)(F)	6,048	4,208
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(D)(F)	3,469	2,726
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (C)(D)	7,870	5,401
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(F)	3,653	1,059
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(D)(F)	5,673	1,532
CVP Cascade CLO, Ser 2014-2A, Cl E
6.041%, ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(C)(F)	2,635	–
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(D)(F)	21,812	5,344
First Eagle Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
10.868%, ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(C)(F)	1,309	1,290
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(F)	6,015	2,647
Great Lakes CLO, Ser 2017-1A, Cl ER
12.292%, ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(C)(F)	3,376	3,115
Great Lakes CLO, Ser 2018-1A, Cl ER
12.152%, ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(C)(F)	4,328	3,939
Great Lakes CLO, Ser 2018-1A, Cl FR
14.792%, ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(C)(F)	1,595	1,334
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(C)(D)(F)	1,149	790

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
11.865%, ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(C)(F)	$2,886	$2,543
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(C)(D)(F)	2,164	1,427
LCM Ltd
0.000%, 01/20/2032 (C)(D)	1,998	1,371
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(C)(D)(F)	4,865	1,654
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
10.668%, ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(C)(F)	3,201	2,698
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(F)	5,235	1,989
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(F)	1,780	1,228
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(F)	23	16
Neuberger Berman Loan Advisers CLO 38
0.000%, 10/20/2032 (C)(D)	5,458	3,671
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032 (C)(D)	5,795	3,466
Neuberger Berman Loan Advisers CLO 41
0.000%, 10/20/2032 (C)(D)	3,394	2,482
Newstar Exeter Fund CLO LLC, Ser 2015-1RA, Cl E
12.008%, ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(C)(F)	1,738	1,713
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(F)	9,028	3,026
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
12.188%, ICE LIBOR USD 3 Month + 7.380%, 04/20/2030 (A)(C)(F)	4,200	3,499
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(C)(D)(F)	3,012	1,280
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(C)(D)(F)	1,876	1,593
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (C)(D)	7,945	5,875
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (C)(D)	6,412	192
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(C)(D)(F)	3,251	1,918
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(D)(F)	13,119	8,040

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(D)(F)	$7,377	$3,984
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(C)(D)(F)	5,509	2,775
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(C)(D)(F)	5,959	3,724
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (C)(D)	8,523	4,432
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(F)	15,819	5,853
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(C)(D)(F)	2,950	679
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(F)	2,865	487
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(F)	5,750	1,725
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (C)(D)	7,797	6,551
Wind River
0.000%, (C)(D)	11,611	8,327

Total Asset-Backed Securities
(Cost $100,366) ($ Thousands)		180,662

	Shares
COMMON STOCK — 1.2%
21st Century Oncology *(C)	22,017	306
Aquity Equity *(C)	89,545	974
Arctic Canadian Diamond Co. *(C)	1,633	579
Carestream Health Holdings Inc *(C)	123,791	2,397
CHC Group LLC *	1,444	—
Chesapeake Energy	5,208	421
Chord Energy	4,235	570
Clear Channel Outdoor Holdings Inc, Cl A *	345,144	611
EP Energy Corp *	25,685	167
Frontier Communications Parent *	14,928	408
Guitar Center *(C)(E)	24,502	4,512
Gulfport Energy Corp *	10,697	707
Gymboree Corp *(C)(E)	18,542	—
Gymboree Holding Corp *(C)(E)	52,848	—
iHeartMedia Inc, Cl A *	14,876	108
Intelsat Emergene SA *(C)	65,585	1,607
Intelsat Jackson (C)	13,734	—
Lumileds Common Bright Bidco *	8,896	150
Mallinckrodt PLC *	12,665	118
Medical Card Systems *(C)	395,653	175
Monitronics International Inc *(C)	381,412	1,163
MYT Holding LLC *(C)	461,765	354
Neiman Marcus Group *(C)(E)	1,051	184
Neiman Marcus Group *(C)	9,899	1,732
Nine West *(C)	163,718	94

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Parker Drilling Co *(C)(E)	143,734	$1,362
Penney Borrower LLC *(C)	31,845	159
Propco Certificates *(C)	210,522	2,579
Rue 21 *	1	—
SandRidge Energy Inc *	11,510	168
VICI Properties, Cl A ‡	52,889	1,773
Windstream Services *(C)	46,229	493

Total Common Stock
(Cost $29,538) ($ Thousands)		23,871

PREFERRED STOCK — 0.8%
BoardRiders, 0.000% *(C)(D)(G)	336,591	397
Bowlero, 0.000% *(C)(D)(G)	1,940	1,979
Claire's Stores Inc, 0.000% *(C)(D)(G)	1,498	1,703
Crestwood Equity Partners, 9.250% (G)	224,639	2,064
FHLMC, 0.000% *(D)(F)(G)	29,819	84
FNMA, 0.000% *(D)(F)(G)	43,993	126
Foresight, 0.000% *(C)(D)(G)	60,593	636
Guitar Center Inc, 0.000% *(C)(D)(E)(G)	782	72
Ladenburg Thalmann Financial Services, 6.500% *	102,399	1,795
MPLX, 8.462% *(C)(G)	41,696	1,494
MYT Holding LLC, 10.000%	516,164	488
Qurate Retail Inc, 8.000%	10,574	531
Syniverse, 0.000% *(C)(D)(G)	4,565,859	4,388

Total Preferred Stock
(Cost $15,730) ($ Thousands)		15,757

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.6%
Avaya
8.000%, 12/15/2027(B)	$3,625	1,015
DISH Network
2.375%, 03/15/2024	1,368	1,257
3.375%, 08/15/2026	2,027	1,295
DraftKings Holdings
0.000%, 03/15/2028(J)	1,308	907
Gulfport Energy Corp
10.000% PIK (C)(G)	–	203
Liberty Interactive LLC
4.000%, 11/15/2029	198	67
3.750%, 02/15/2030	3,719	1,283
MicroStrategy
0.750%, 12/15/2025	466	360
North Sea Natural Resources
0.000%, (C)(D)(G)	889	889

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CONVERTIBLE BONDS (continued)
Silver Airways LLC
15.000%, 12/31/2027(C)	$3,567	$3,567
Spotify USA
0.000%, 03/15/2026(J)	1,308	1,073

Total Convertible Bonds
(Cost $15,519) ($ Thousands)		11,916

	Number of Warrants
WARRANTS — 0.1%
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	5,960	534
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	6,486	325
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	526	26
Intelsat
Strike Price $– *‡‡(C)	6	–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(C)	6,679	200
Silver Airways
Strike Price *‡‡	1	–
Windstream Services
Strike Price $0.00 *‡‡(C)	50,968	544

Total Warrants
(Cost $1,025) ($ Thousands)		1,629

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	34,112,227	$34,112

Total Cash Equivalent
(Cost $34,112) ($ Thousands)		34,112

Total Investments in Securities — 99.8%
(Cost $2,181,933) ($ Thousands)		$1,981,784

Percentages are based on Net Assets of $1,984,787 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $1,320,939 ($ Thousands), representing 66.6% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of February 28, 2023 was $12,323 ($ Thousands) and represented 0.6% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(J)	Zero coupon security.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$63,599	$524,314	$(553,801)	$—	$—	$34,112	$692	$—

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

High Yield Bond Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at February 28, 2023, is as follows:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Guitar Center	24,502	1/8/2021	$3,105	$4,512
Gymboree Corp	18,542	10/1/2018	232	–
Gymboree Holding Corp	52,848	9/14/2018	958	–
Neiman Marcus Group	1,051	8/11/2020	–	184
Parker Drilling Co	143,734	4/16/2020 - 6/17/2020	1,818	1,362
Corporate Obligations
Aventine (Escrow Security)	$2,600	4/21/2010	–	–
Envision Healthcare	3,150	10/1/2019	2,713	738
EQM Midstream Partners	328	6/3/2020	328	316
Northwest Acquisitions ULC	3,290	8/17/2021	2,312	–
Six Flags Theme Parks	647	7/22/2019	662	654
Trident TPI Holdings	2,021	10/1/2018	2,009	1,996
Loan Participation
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	2,412	5/29/2020	2,245	1,604
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	72
Warrants
Guitar Center Tranche I	5,960	1/8/2021	328	534
Guitar Center Tranche II	6,486	1/8/2021	233	325
Guitar Center Tranche III	526	1/8/2021	19	26
			$17,036	$12,323

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 64.8%
Communication Services — 8.2%
Alphabet
2.250%, 08/15/2060	$265	$154
America Movil
6.375%, 03/01/2035	165	178
6.125%, 03/30/2040	320	338
AT&T
4.750%, 05/15/2046	280	241
4.500%, 05/15/2035	2,405	2,163
3.800%, 12/01/2057	4,715	3,310
3.650%, 09/15/2059	1,916	1,298
3.550%, 09/15/2055	1,190	806
3.500%, 09/15/2053	1,986	1,363
Bell Canada
4.464%, 04/01/2048	305	260
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,488	1,346
6.384%, 10/23/2035	1,550	1,488
5.750%, 04/01/2048	741	619
5.375%, 05/01/2047	1,864	1,485
3.900%, 06/01/2052	225	142
3.850%, 04/01/2061	680	400
3.700%, 04/01/2051	300	183
3.500%, 06/01/2041	150	98
Comcast
4.250%, 01/15/2033	175	163
4.049%, 11/01/2052	425	341
3.969%, 11/01/2047	1,998	1,613
3.900%, 03/01/2038	790	678
2.987%, 11/01/2063	1,083	662
2.937%, 11/01/2056	3,578	2,244
2.887%, 11/01/2051	776	503
COX Communications
4.500%, 06/30/2043 (A)	382	313
Discovery Communications LLC
5.200%, 09/20/2047	549	437
4.650%, 05/15/2050	195	143
4.000%, 09/15/2055	705	456
Fox
5.576%, 01/25/2049	270	246
Level 3 Financing
3.875%, 11/15/2029 (A)	160	121
Meta Platforms
4.450%, 08/15/2052	500	415
Paramount Global
5.850%, 09/01/2043	1,100	925
4.950%, 05/19/2050	378	280
4.850%, 12/15/2034	765	633
Rogers Communications
5.000%, 03/15/2044	442	384

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.550%, 03/15/2052 (A)	$402	$321
4.500%, 03/15/2043	257	209
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	950	714
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	295	212
Time Warner Cable LLC
7.300%, 07/01/2038	275	276
6.750%, 06/15/2039	275	264
6.550%, 05/01/2037	680	651
5.875%, 11/15/2040	300	265
5.500%, 09/01/2041	760	640
4.500%, 09/15/2042	380	284
T-Mobile USA
5.650%, 01/15/2053	706	692
4.375%, 04/15/2040	100	85
3.600%, 11/15/2060	320	213
3.400%, 10/15/2052	705	480
3.000%, 02/15/2041	1,480	1,030
TWDC Enterprises 18 MTN
3.700%, 12/01/2042	650	525
Verizon Communications
4.500%, 08/10/2033	2,705	2,514
4.400%, 11/01/2034	700	636
3.700%, 03/22/2061	653	459
3.550%, 03/22/2051	813	587
3.400%, 03/22/2041	3,515	2,650
2.987%, 10/30/2056	1,540	943
2.650%, 11/20/2040	165	112
Vodafone Group PLC
5.625%, 02/10/2053	360	346
5.250%, 05/30/2048	741	685
5.000%, 05/30/2038	175	164
4.875%, 06/19/2049	341	295
4.375%, 02/19/2043	210	172
4.250%, 09/17/2050	260	204
Walt Disney
6.550%, 03/15/2033	710	784
4.625%, 03/23/2040	90	84
3.600%, 01/13/2051	1,685	1,306
3.500%, 05/13/2040	365	295
2.750%, 09/01/2049	125	83
Warnermedia Holdings
5.391%, 03/15/2062 (A)	161	126
5.141%, 03/15/2052 (A)	1,713	1,343
5.050%, 03/15/2042 (A)	1,380	1,118

		48,196

Consumer Discretionary — 2.7%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	475	378

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amazon.com
4.950%, 12/05/2044	$1,214	$1,190
4.050%, 08/22/2047	491	424
3.950%, 04/13/2052	402	337
3.875%, 08/22/2037	125	110
3.100%, 05/12/2051	1,485	1,064
2.875%, 05/12/2041	632	471
2.700%, 06/03/2060	535	328
2.500%, 06/03/2050	185	119
Aptiv PLC
5.400%, 03/15/2049	544	474
3.100%, 12/01/2051	462	279
Dollar General
5.500%, 11/01/2052	135	132
Dollar Tree
3.375%, 12/01/2051	165	110
General Motors
6.600%, 04/01/2036	125	125
6.250%, 10/02/2043	100	94
5.950%, 04/01/2049	335	301
5.600%, 10/15/2032	210	200
5.150%, 04/01/2038	130	113
5.000%, 04/01/2035	65	58
General Motors Financial
6.400%, 01/09/2033	220	221
Home Depot
4.950%, 09/15/2052	490	471
4.250%, 04/01/2046	890	770
3.900%, 06/15/2047	402	333
3.625%, 04/15/2052	584	447
3.500%, 09/15/2056	160	120
3.350%, 04/15/2050	545	404
Lowe's
5.800%, 09/15/2062	455	440
5.625%, 04/15/2053	1,040	995
4.250%, 04/01/2052	525	413
4.050%, 05/03/2047	190	148
3.700%, 04/15/2046	505	373
3.000%, 10/15/2050	660	419
Massachusetts Institute of Technology
5.600%, 07/01/2111	300	326
McDonald's MTN
4.600%, 05/26/2045	430	380
4.450%, 03/01/2047	1,015	876
3.625%, 09/01/2049	265	199
Newell Brands
5.750%, 04/01/2046	200	161
President & Fellows of Harvard College
3.745%, 11/15/2052	205	176
Starbucks
4.450%, 08/15/2049	400	341
3.350%, 03/12/2050	435	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Target
2.950%, 01/15/2052	$100	$68
University of Southern California
5.250%, 10/01/2111	755	754
3.028%, 10/01/2039	225	180

		15,632

Consumer Staples — 3.8%
Altria Group
4.450%, 05/06/2050	175	124
4.000%, 02/04/2061	550	364
3.875%, 09/16/2046	830	556
3.700%, 02/04/2051	165	105
3.400%, 02/04/2041	432	289
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,440	3,156
4.700%, 02/01/2036	3,820	3,585
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	446	449
4.600%, 04/15/2048	197	174
4.439%, 10/06/2048	927	800
4.375%, 04/15/2038	310	277
4.350%, 06/01/2040	551	484
Bacardi
5.300%, 05/15/2048 (A)	185	167
BAT Capital
7.750%, 10/19/2032	120	129
5.650%, 03/16/2052	210	177
5.282%, 04/02/2050	90	72
4.758%, 09/06/2049	360	266
4.540%, 08/15/2047	1,570	1,127
4.390%, 08/15/2037	1,240	963
3.734%, 09/25/2040	610	418
Baylor Scott & White Holdings
2.839%, 11/15/2050	30	20
Bimbo Bakeries USA
4.000%, 05/17/2051 (A)	265	204
City of Hope
4.378%, 08/15/2048	650	548
Constellation Brands
4.100%, 02/15/2048	465	367
Fomento Economico Mexicano
3.500%, 01/16/2050	250	190
JBS USA LUX / JBS USA Food / JBS USA Finance
6.500%, 12/01/2052 (A)	1,115	1,060
4.375%, 02/02/2052 (A)	780	554
3.000%, 05/15/2032 (A)	522	398
Keurig Dr Pepper
4.500%, 04/15/2052	275	230

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
5.500%, 06/01/2050	$310	$297
5.200%, 07/15/2045	100	92
5.000%, 06/04/2042	540	490
4.875%, 10/01/2049	614	541
4.375%, 06/01/2046	90	73
Kroger
4.450%, 02/01/2047	925	773
3.950%, 01/15/2050	550	428
MedStar Health
3.626%, 08/15/2049	530	386
Nestle Holdings
4.700%, 01/15/2053 (A)	115	110
3.900%, 09/24/2038 (A)	470	415
New York and Presbyterian Hospital
2.256%, 08/01/2040	395	270
PepsiCo
2.875%, 10/15/2049	155	112
2.750%, 10/21/2051	100	69
Philip Morris International
5.750%, 11/17/2032	515	521
4.500%, 03/20/2042	550	460
3.875%, 08/21/2042	595	453
Reynolds American
5.850%, 08/15/2045	270	232
Stanford Health Care
3.027%, 08/15/2051	380	266
Walmart
2.650%, 09/22/2051	200	136
2.500%, 09/22/2041	160	115

		23,492

Energy — 6.8%
Aker BP
3.100%, 07/15/2031 (A)	240	197
BP Capital Markets America
4.812%, 02/13/2033	250	246
3.379%, 02/08/2061	645	445
3.060%, 06/17/2041	620	459
3.001%, 03/17/2052	360	242
3.000%, 02/24/2050	25	17
2.939%, 06/04/2051	28	19
2.772%, 11/10/2050	800	516
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	304
Chevron
3.078%, 05/11/2050	289	208
Columbia Pipeline Group
5.800%, 06/01/2045	275	272
ConocoPhillips
4.300%, 11/15/2044	625	543
4.025%, 03/15/2062	633	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 03/15/2052	$255	$202
3.758%, 03/15/2042	255	208
Diamondback Energy
6.250%, 03/15/2033	240	245
4.400%, 03/24/2051	55	43
4.250%, 03/15/2052	213	160
El Paso Natural Gas
8.375%, 06/15/2032	100	114
Energy Transfer
6.500%, 02/01/2042	45	45
6.250%, 04/15/2049	270	257
6.125%, 12/15/2045	838	784
5.950%, 10/01/2043	970	902
5.800%, 06/15/2038	40	37
5.400%, 10/01/2047	1,445	1,242
5.350%, 05/15/2045	245	209
5.300%, 04/15/2047	425	361
5.150%, 02/01/2043	75	63
5.150%, 03/15/2045	200	168
5.000%, 05/15/2050	100	82
4.900%, 03/15/2035	1,000	899
Enterprise Products Operating LLC
6.650%, 10/15/2034	780	831
6.125%, 10/15/2039	260	272
5.700%, 02/15/2042	540	530
5.100%, 02/15/2045	400	366
4.950%, 10/15/2054	495	432
4.900%, 05/15/2046	1,280	1,122
4.850%, 03/15/2044	290	258
4.200%, 01/31/2050	105	84
3.700%, 01/31/2051	95	70
3.200%, 02/15/2052	300	201
EOG Resources
4.950%, 04/15/2050	234	225
EQM Midstream Partners
6.500%, 07/15/2048	500	372
Equinor
3.625%, 04/06/2040	1,000	823
Exxon Mobil
4.227%, 03/19/2040	150	135
3.452%, 04/15/2051	2,268	1,730
3.095%, 08/16/2049	135	97
Hess
6.000%, 01/15/2040	55	54
5.800%, 04/01/2047	145	137
5.600%, 02/15/2041	440	411
Kinder Morgan
5.550%, 06/01/2045	30	27
5.450%, 08/01/2052	100	89
5.300%, 12/01/2034	1,966	1,844
5.050%, 02/15/2046	230	194
3.600%, 02/15/2051	55	37

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 08/01/2050	$270	$171
Kinder Morgan Energy Partners
6.375%, 03/01/2041	636	634
5.000%, 08/15/2042	700	598
Marathon Petroleum
6.500%, 03/01/2041	193	200
4.750%, 09/15/2044	50	42
MPLX
5.500%, 02/15/2049	120	108
4.950%, 09/01/2032	80	75
4.950%, 03/14/2052	90	75
4.500%, 04/15/2038	585	499
Northern Natural Gas
4.300%, 01/15/2049 (A)	260	210
Occidental Petroleum
6.574%, 10/10/2036 (B)	2,731	1,379
4.300%, 08/15/2039	436	341
Petroleos Mexicanos
6.350%, 02/12/2048	745	464
Petroleos Mexicanos MTN
6.750%, 09/21/2047	525	341
Phillips 66
4.900%, 10/01/2046 (A)	764	674
4.875%, 11/15/2044	605	551
4.650%, 11/15/2034	799	746
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	475	374
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	935	766
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	470	418
4.682%, 05/01/2038 (A)	260	239
Shell International Finance BV
6.375%, 12/15/2038	877	973
5.500%, 03/25/2040	435	447
4.550%, 08/12/2043	635	580
4.375%, 05/11/2045	1,280	1,132
3.750%, 09/12/2046	254	202
Suncor Energy
6.800%, 05/15/2038	500	533
3.750%, 03/04/2051	140	103
Targa Resources
6.500%, 02/15/2053	428	421
Texas Eastern Transmission
7.000%, 07/15/2032	420	471
4.150%, 01/15/2048 (A)	415	334
TotalEnergies Capital International
3.127%, 05/29/2050	1,155	827
TransCanada PipeLines
7.250%, 08/15/2038	880	979
4.875%, 05/15/2048	195	171
4.750%, 05/15/2038	280	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/01/2034	$270	$246
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	665	638
4.600%, 03/15/2048	536	459
4.450%, 08/01/2042	410	351
Williams
7.500%, 01/15/2031	245	270
5.300%, 08/15/2052	505	456
3.500%, 10/15/2051	460	314

		39,393

Financials — 11.9%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,167	1,255
Allstate
4.500%, 06/15/2043	50	44
American International Group
4.800%, 07/10/2045	50	45
4.375%, 06/30/2050	185	156
Aon
3.900%, 02/28/2052	1,164	896
Arthur J Gallagher
5.750%, 03/02/2053	735	731
3.500%, 05/20/2051	435	309
Athene Holding
3.450%, 05/15/2052	500	318
Bank of America
6.110%, 01/29/2037	560	576
6.000%, 10/15/2036	1,660	1,719
3.483%, U.S. SOFR + 1.650%, 03/13/2052 (C)	308	226
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (C)	1,000	743
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (C)	1,235	1,002
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (C)	280	227
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (C)	315	251
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (C)	1,090	852
Bank of America MTN
5.875%, 02/07/2042	1,020	1,062
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (C)	225	189
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (C)	555	446
4.078%, ICE LIBOR USD 3 Month + 1.320%, 04/23/2040 (C)	1,000	841
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (C)	630	515

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (C)	$896	$614
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/2031 (C)	635	524
Bank of New York Mellon
4.706%, U.S. SOFR + 1.512%, 02/01/2034 (C)	270	260
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (C)	185	193
Berkshire Hathaway
4.500%, 02/11/2043	218	202
Berkshire Hathaway Finance
4.400%, 05/15/2042	600	553
4.200%, 08/15/2048	405	358
3.850%, 03/15/2052	637	514
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	869	877
BNP Paribas
3.132%, U.S. SOFR + 1.561%, 01/20/2033 (A)(C)	55	44
Brown & Brown
4.950%, 03/17/2052	405	341
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	723	662
Chubb INA Holdings
6.700%, 05/15/2036	627	694
CI Financial
4.100%, 06/15/2051	30	18
Cincinnati Financial
6.920%, 05/15/2028	509	556
Citigroup
8.125%, 07/15/2039	204	258
6.625%, 06/15/2032	725	766
4.750%, 05/18/2046	996	854
4.650%, 07/23/2048	580	520
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (C)	1,053	891
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (C)	200	164
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (C)	490	426
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (C)	270	187
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	205	157
Cooperatieve Rabobank UA
5.250%, 08/04/2045	100	95
Corebridge Financial
4.400%, 04/05/2052 (A)	290	231
4.350%, 04/05/2042 (A)	100	82
3.900%, 04/05/2032 (A)	300	262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(C)	$1,270	$1,334
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(C)	490	440
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(C)	680	478
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	243
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(C)	375	368
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)(C)	200	183
Farmers Insurance Exchange
4.747%, ICE LIBOR USD 3 Month + 3.231%, 11/01/2057 (A)(C)	300	235
Fifth Third Bancorp
8.250%, 03/01/2038	286	357
Global Atlantic Finance
3.125%, 06/15/2031 (A)	280	218
Goldman Sachs Group
6.750%, 10/01/2037	1,330	1,416
6.250%, 02/01/2041	1,303	1,394
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (C)	225	196
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (C)	2,925	2,416
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (C)	495	369
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (C)	300	218
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (C)	20	14
2.615%, U.S. SOFR + 1.281%, 04/22/2032 (C)	540	434
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (C)	490	385
Goldman Sachs Group MTN
4.800%, 07/08/2044	60	54
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	755	677
Hartford Financial Services Group
6.625%, 03/30/2040	275	291
HSBC Bank USA
7.000%, 01/15/2039	285	319
HSBC Holdings PLC
8.113%, U.S. SOFR + 4.250%, 11/03/2033 (C)	200	221
6.800%, 06/01/2038	737	756
6.500%, 09/15/2037	850	878

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (C)	$910	$726
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (C)	125	112
Intercontinental Exchange
4.950%, 06/15/2052	388	365
3.000%, 09/15/2060	65	41
Jefferies Group
6.250%, 01/15/2036	338	351
JPMorgan Chase
5.600%, 07/15/2041	1,426	1,451
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (C)	580	496
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (C)	515	420
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (C)	1,465	1,176
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (C)	991	788
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (C)	435	363
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (C)	436	309
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (C)	465	317
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (C)	415	305
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (C)	230	184
KeyBank MTN
5.000%, 01/26/2033	250	240
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	588	545
Liberty Mutual Group
3.951%, 10/15/2050 (A)	220	160
3.950%, 05/15/2060 (A)	25	17
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (C)	275	256
4.344%, 01/09/2048	391	302
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(C)	745	591
Marsh & McLennan
4.750%, 03/15/2039	449	418
4.200%, 03/01/2048	505	423
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (A)	236	239
3.729%, 10/15/2070 (A)	403	277
3.375%, 04/15/2050 (A)	637	463

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MetLife
5.875%, 02/06/2041	$140	$146
5.250%, 01/15/2054	261	255
5.000%, 07/15/2052	460	441
4.875%, 11/13/2043	375	351
4.721%, 12/15/2044	255	232
4.050%, 03/01/2045	781	653
Moody's
4.875%, 12/17/2048	560	506
Morgan Stanley
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (C)	135	132
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (C)	125	116
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (C)	100	74
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (C)	470	351
Morgan Stanley MTN
6.375%, 07/24/2042	894	982
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (C)	1,010	851
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (C)	1,020	852
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (C)	435	344
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (C)	285	222
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (C)	575	438
Nasdaq
3.950%, 03/07/2052	410	311
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	320	250
New York Life Insurance
6.750%, 11/15/2039 (A)	675	763
5.875%, 05/15/2033 (A)	452	470
4.450%, 05/15/2069 (A)	750	630
3.750%, 05/15/2050 (A)	176	138
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	602	426
PNC Financial Services Group
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (C)	150	145
Progressive
3.700%, 03/15/2052	155	123
Prudential Financial
3.905%, 12/07/2047	55	43
Prudential Financial MTN
5.700%, 12/14/2036	522	544

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Raymond James Financial
4.950%, 07/15/2046	$305	$278
3.750%, 04/01/2051	425	319
S&P Global
3.250%, 12/01/2049	250	183
State Street
4.821%, U.S. SOFR + 1.567%, 01/26/2034 (C)	50	48
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	480	411
3.300%, 05/15/2050 (A)	450	322
Truist Financial MTN
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (C)	265	258
UBS Group
4.988%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 08/05/2033 (A)(C)	395	370
US Bancorp
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (C)	525	503
Wells Fargo
5.850%, 02/01/2037	990	1,010
5.606%, 01/15/2044	105	102
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (C)	40	29
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (C)	2,126	1,957
4.900%, 11/17/2045	265	234
4.650%, 11/04/2044	615	526
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (C)	1,040	901
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (C)	1,835	1,551
Westpac Banking
3.133%, 11/18/2041	220	150
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (C)	60	46
Willis North America
3.875%, 09/15/2049	460	333
XLIT
5.250%, 12/15/2043	587	578

		69,833

Health Care — 8.5%
Abbott Laboratories
4.900%, 11/30/2046	559	550
AbbVie
4.875%, 11/14/2048	535	490

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.850%, 06/15/2044	$505	$459
4.550%, 03/15/2035	985	916
4.500%, 05/14/2035	1,070	993
4.400%, 11/06/2042	2,039	1,768
4.250%, 11/21/2049	1,953	1,626
4.050%, 11/21/2039	397	335
Advocate Health & Hospitals
4.272%, 08/15/2048	391	343
Aetna
4.125%, 11/15/2042	525	426
Alcon Finance
5.750%, 12/06/2052 (A)	290	294
3.800%, 09/23/2049 (A)	425	325
Amgen
5.750%, 03/02/2063	720	710
5.650%, 03/02/2053	1,764	1,750
5.600%, 03/02/2043	370	365
4.950%, 10/01/2041	525	478
4.875%, 03/01/2053	472	420
4.400%, 05/01/2045	1,849	1,546
4.400%, 02/22/2062	125	100
4.200%, 02/22/2052	5	4
AstraZeneca PLC
6.450%, 09/15/2037	986	1,114
Baxter International
3.132%, 12/01/2051	555	338
BayCare Health System
3.831%, 11/15/2050	180	146
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	1,080	864
3.950%, 04/15/2045 (A)	200	146
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	339
Becton Dickinson
3.794%, 05/20/2050	335	259
Boston Scientific
4.550%, 03/01/2039	147	133
Bristol-Myers Squibb
4.550%, 02/20/2048	182	166
4.250%, 10/26/2049	1,063	918
3.700%, 03/15/2052	575	455
3.550%, 03/15/2042	270	219
Children's Hospital Medical Center
2.820%, 11/15/2050	450	296
Cigna
4.800%, 07/15/2046	828	731
Cigna Group
4.900%, 12/15/2048	385	346
3.875%, 10/15/2047	1,045	799
Cleveland Clinic Foundation
4.858%, 01/01/2114	72	65

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommonSpirit Health
4.187%, 10/01/2049	$1,081	$863
CVS Health
5.125%, 07/20/2045	195	176
5.050%, 03/25/2048	2,085	1,871
4.780%, 03/25/2038	1,885	1,712
4.125%, 04/01/2040	595	488
2.700%, 08/21/2040	275	186
Danaher
2.800%, 12/10/2051	100	66
2.600%, 10/01/2050	60	38
Elevance Health
6.100%, 10/15/2052	230	246
5.125%, 02/15/2053	430	408
4.650%, 01/15/2043	15	14
4.375%, 12/01/2047	1,543	1,312
3.700%, 09/15/2049	625	471
Eli Lilly
4.950%, 02/27/2063	120	119
4.875%, 02/27/2053	428	427
GE HealthCare Technologies
6.377%, 11/22/2052 (A)	855	923
Gilead Sciences
4.800%, 04/01/2044	220	203
4.750%, 03/01/2046	25	23
4.600%, 09/01/2035	695	661
4.500%, 02/01/2045	460	406
GlaxoSmithKline Capital
6.375%, 05/15/2038	250	282
HCA
5.500%, 06/15/2047	145	130
5.250%, 06/15/2049	615	530
4.625%, 03/15/2052 (A)	585	460
4.375%, 03/15/2042 (A)	75	60
3.500%, 07/15/2051	103	67
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	647	455
Humana
4.950%, 10/01/2044	460	412
3.950%, 08/15/2049	450	353
Johnson & Johnson
3.400%, 01/15/2038	285	243
Kaiser Foundation Hospitals
4.150%, 05/01/2047	330	290
3.266%, 11/01/2049	540	402
3.002%, 06/01/2051	465	323
2.810%, 06/01/2041	834	612
Mass General Brigham
3.192%, 07/01/2049	85	61
Medtronic
4.375%, 03/15/2035	230	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Memorial Health Services
3.447%, 11/01/2049	$250	$188
Merck
4.150%, 05/18/2043	250	223
2.900%, 12/10/2061	365	234
2.450%, 06/24/2050	150	96
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	155
Northwell Healthcare
4.260%, 11/01/2047	235	194
PerkinElmer
3.625%, 03/15/2051	200	138
Pfizer
4.000%, 12/15/2036	680	622
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	410
Regeneron Pharmaceuticals
2.800%, 09/15/2050	150	94
Roche Holdings
2.607%, 12/13/2051 (A)	482	317
Royalty Pharma
3.300%, 09/02/2040	150	105
Stanford Health Care
3.795%, 11/15/2048	431	352
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	425	305
Stryker
4.100%, 04/01/2043	550	456
Takeda Pharmaceutical
3.175%, 07/09/2050	707	483
Thermo Fisher Scientific
4.100%, 08/15/2047	140	123
2.800%, 10/15/2041	275	199
UnitedHealth Group
6.875%, 02/15/2038	445	515
6.625%, 11/15/2037	555	625
6.050%, 02/15/2063	265	290
5.950%, 02/15/2041	25	27
5.875%, 02/15/2053	880	949
5.800%, 03/15/2036	55	58
4.950%, 05/15/2062	120	113
4.750%, 05/15/2052	934	858
4.625%, 07/15/2035	455	436
4.250%, 04/15/2047	725	628
4.200%, 01/15/2047	530	458
3.700%, 08/15/2049	365	286
3.250%, 05/15/2051	420	301
3.050%, 05/15/2041	330	248
2.900%, 05/15/2050	145	98
2.750%, 05/15/2040	95	69

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Viatris
4.000%, 06/22/2050	$680	$439
3.850%, 06/22/2040	190	130
Wyeth LLC
6.000%, 02/15/2036	760	812
5.950%, 04/01/2037	436	468

		49,245

Industrials — 5.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	390	286
3.400%, 10/29/2033	130	101
3.300%, 01/30/2032	1,200	960
Air Lease
3.250%, 10/01/2029	155	132
Air Lease MTN
3.000%, 02/01/2030	180	149
BAE Systems Holdings
4.750%, 10/07/2044 (A)	563	505
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	151
3.000%, 09/15/2050 (A)	525	348
Boeing
5.930%, 05/01/2060	480	448
5.805%, 05/01/2050	3,062	2,913
5.705%, 05/01/2040	2,080	1,980
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	880	950
6.150%, 05/01/2037	395	435
5.750%, 05/01/2040	100	104
5.050%, 03/01/2041	105	102
4.900%, 04/01/2044	130	122
4.450%, 01/15/2053	206	183
4.400%, 03/15/2042	1,610	1,435
3.300%, 09/15/2051	390	284
3.050%, 02/15/2051	100	69
2.875%, 06/15/2052	135	91
Canadian National Railway
6.200%, 06/01/2036	156	168
4.400%, 08/05/2052	395	352
3.650%, 02/03/2048	425	341
Canadian Pacific Railway
6.125%, 09/15/2115	1,020	1,043
3.100%, 12/02/2051	370	253
3.000%, 12/02/2041	85	64
Carrier Global
3.577%, 04/05/2050	815	587
3.377%, 04/05/2040	250	187
Caterpillar
3.250%, 09/19/2049	215	164

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crane Holdings
4.200%, 03/15/2048	$450	$329
CSX
4.750%, 05/30/2042	825	752
4.750%, 11/15/2048	202	182
4.500%, 11/15/2052	100	87
4.100%, 11/15/2032	225	207
Deere
3.750%, 04/15/2050	431	368
Emerson Electric
2.800%, 12/21/2051	643	414
FedEx
5.100%, 01/15/2044	125	113
4.550%, 04/01/2046	768	635
4.400%, 01/15/2047	155	127
4.050%, 02/15/2048	285	219
3.900%, 02/01/2035	410	351
General Dynamics
4.250%, 04/01/2040	235	213
General Electric MTN
5.344%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (C)	450	381
Kansas City Southern
4.200%, 11/15/2069	453	347
Lockheed Martin
5.900%, 11/15/2063	135	149
5.700%, 11/15/2054	455	493
4.700%, 05/15/2046	741	700
3.600%, 03/01/2035	810	716
Norfolk Southern
5.100%, 08/01/2118	710	607
4.800%, 08/15/2043	493	424
4.050%, 08/15/2052	264	210
3.942%, 11/01/2047	201	159
3.700%, 03/15/2053	265	197
Northrop Grumman
5.150%, 05/01/2040	100	97
4.950%, 03/15/2053	160	151
4.750%, 06/01/2043	640	586
4.030%, 10/15/2047	270	223
3.850%, 04/15/2045	570	452
Parker-Hannifin MTN
4.450%, 11/21/2044	380	334
Raytheon Technologies
5.375%, 02/27/2053	445	447
4.500%, 06/01/2042	870	782
4.350%, 04/15/2047	740	645
3.030%, 03/15/2052	1,015	701
Snap-on
3.100%, 05/01/2050	391	287
Trane Technologies Global Holding
4.300%, 02/21/2048	140	114

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TTX
4.600%, 02/01/2049 (A)	$538	$480
Union Pacific
3.839%, 03/20/2060	1,015	774
3.799%, 04/06/2071	652	477
3.500%, 02/14/2053	275	206
3.375%, 02/14/2042	80	63
3.250%, 02/05/2050	725	523
2.973%, 09/16/2062	308	193
Union Pacific MTN
3.550%, 08/15/2039	115	94
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	205	185
United Parcel Service
5.050%, 03/03/2053	810	800
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	515	515
Verisk Analytics
3.625%, 05/15/2050	580	404
Waste Management
3.900%, 03/01/2035	340	298
2.950%, 06/01/2041	260	192
WW Grainger
4.600%, 06/15/2045	320	295
4.200%, 05/15/2047	322	276

		33,881

Information Technology — 4.5%
Activision Blizzard
4.500%, 06/15/2047	235	208
Analog Devices
2.950%, 10/01/2051	480	330
2.800%, 10/01/2041	295	214
Apple
4.650%, 02/23/2046	899	856
4.500%, 02/23/2036	380	372
4.375%, 05/13/2045	1,425	1,309
3.850%, 05/04/2043	135	116
3.750%, 09/12/2047	150	126
3.450%, 02/09/2045	585	473
2.950%, 09/11/2049	150	108
2.800%, 02/08/2061	215	138
2.700%, 08/05/2051	1,175	787
2.650%, 02/08/2051	320	213
2.550%, 08/20/2060	245	152
2.375%, 02/08/2041	310	219
Applied Materials
4.350%, 04/01/2047	150	135
Broadcom
3.750%, 02/15/2051 (A)	620	432

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/15/2041 (A)	$460	$329
3.137%, 11/15/2035 (A)	740	546
2.600%, 02/15/2033 (A)	450	340
Cisco Systems
5.900%, 02/15/2039	331	362
Corning
5.850%, 11/15/2068	159	151
5.450%, 11/15/2079	445	394
Fidelity National Information Services
5.625%, 07/15/2052	450	420
Fiserv
4.400%, 07/01/2049	300	243
Global Payments
5.950%, 08/15/2052	620	573
Intel
5.900%, 02/10/2063	315	310
5.700%, 02/10/2053	655	640
5.625%, 02/10/2043	125	122
5.050%, 08/05/2062	290	254
4.900%, 08/05/2052	580	514
4.750%, 03/25/2050	115	100
3.734%, 12/08/2047	970	717
3.250%, 11/15/2049	575	384
KLA
5.000%, 03/15/2049	317	298
4.950%, 07/15/2052	225	213
Lam Research
2.875%, 06/15/2050	112	75
Mastercard
3.850%, 03/26/2050	170	143
3.650%, 06/01/2049	125	102
Micron Technology
3.366%, 11/01/2041	165	110
Microsoft
3.450%, 08/08/2036	33	29
3.041%, 03/17/2062	373	261
2.921%, 03/17/2052	2,613	1,880
2.675%, 06/01/2060	380	246
NVIDIA
3.500%, 04/01/2040	220	181
3.500%, 04/01/2050	457	354
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	500	347
Oracle
6.900%, 11/09/2052	1,035	1,118
5.550%, 02/06/2053	505	463
4.375%, 05/15/2055	820	622
4.300%, 07/08/2034	430	378
4.125%, 05/15/2045	1,330	1,001
4.000%, 07/15/2046	1,085	792
4.000%, 11/15/2047	1,169	855
3.950%, 03/25/2051	428	307

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 11/15/2037	$1,420	$1,124
3.650%, 03/25/2041	890	655
3.600%, 04/01/2050	260	176
PayPal Holdings
3.250%, 06/01/2050	125	86
QUALCOMM
4.500%, 05/20/2052	265	236
Salesforce
3.050%, 07/15/2061	205	131
2.900%, 07/15/2051	520	350
2.700%, 07/15/2041	75	53
Visa
4.300%, 12/14/2045	430	388
4.150%, 12/14/2035	565	532

		26,093

Materials — 1.0%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	381	315
BHP Billiton Finance USA
5.000%, 09/30/2043	360	349
Celanese US Holdings LLC
6.379%, 07/15/2032	315	306
Dow Chemical
6.900%, 05/15/2053	165	184
4.375%, 11/15/2042	195	164
3.600%, 11/15/2050	220	159
DuPont de Nemours
5.319%, 11/15/2038	955	927
FMC
4.500%, 10/01/2049	280	226
Freeport-McMoRan
5.450%, 03/15/2043	413	373
5.400%, 11/14/2034	84	79
Glencore Finance Canada
6.000%, 11/15/2041 (A)	476	468
International Flavors & Fragrances
3.468%, 12/01/2050 (A)	1,305	858
3.268%, 11/15/2040 (A)	425	291
International Flavors and Fragrances
5.000%, 09/26/2048	610	505
LYB International Finance III LLC
4.200%, 10/15/2049	330	248

		5,452

Real Estate — 1.6%
Agree
2.900%, 10/01/2030	220	183
2.600%, 06/15/2033	155	118
Alexandria Real Estate Equities
5.150%, 04/15/2053	130	121
4.850%, 04/15/2049	310	270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.550%, 03/15/2052	$660	$473
American Homes 4 Rent
4.300%, 04/15/2052	655	502
3.625%, 04/15/2032	75	63
3.375%, 07/15/2051	260	169
American Tower
3.100%, 06/15/2050	190	118
Boston Properties
2.450%, 10/01/2033	130	95
Crown Castle
2.900%, 04/01/2041	319	217
Equinix
2.950%, 09/15/2051	505	316
Extra Space Storage
2.350%, 03/15/2032	135	103
GLP Capital
3.250%, 01/15/2032	445	353
Invitation Homes Operating Partnership
4.150%, 04/15/2032	30	26
Kilroy Realty
2.650%, 11/15/2033	215	148
Kimco Realty
4.250%, 04/01/2045	110	85
National Retail Properties
4.800%, 10/15/2048	335	286
Regency Centers LP
4.650%, 03/15/2049	345	284
4.400%, 02/01/2047	175	140
Rexford Industrial Realty Inc
2.150%, 09/01/2031	280	217
Simon Property Group LP
6.750%, 02/01/2040	634	705
4.250%, 11/30/2046	50	40
3.250%, 09/13/2049	135	93
Spirit Realty
3.200%, 02/15/2031	595	486
Sun Communities Operating
5.700%, 01/15/2033	135	133
4.200%, 04/15/2032	490	435
Ventas Realty
5.700%, 09/30/2043	700	658
VICI Properties
5.750%, 02/01/2027 (A)	35	34
5.625%, 05/15/2052	1,035	917
Welltower
4.950%, 09/01/2048	274	233
Welltower OP LLC
5.125%, 03/15/2043	999	862
Weyerhaeuser
4.000%, 03/09/2052	440	344

		9,227

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 10.0%
AEP Transmission LLC
3.800%, 06/15/2049	$260	$207
3.650%, 04/01/2050	600	462
AES
2.450%, 01/15/2031	135	107
Alabama Power
4.300%, 07/15/2048	475	400
4.150%, 08/15/2044	395	327
3.700%, 12/01/2047	861	662
American Water Capital
4.150%, 06/01/2049	100	82
3.450%, 05/01/2050	730	540
Appalachian Power
4.450%, 06/01/2045	650	543
Arizona Public Service
3.350%, 05/15/2050	845	574
Baltimore Gas and Electric
5.200%, 06/15/2033	773	760
2.900%, 06/15/2050	270	180
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,941	3,123
Black Hills
4.200%, 09/15/2046	500	386
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	355	275
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	135	105
Cleco Power
6.000%, 12/01/2040	310	305
CMS Energy
4.875%, 03/01/2044	677	609
Commonwealth Edison
4.350%, 11/15/2045	775	659
3.850%, 03/15/2052	140	111
3.700%, 03/01/2045	600	466
3.200%, 11/15/2049	270	191
Connecticut Light & Power
4.000%, 04/01/2048	285	239
Consolidated Edison of New York
6.750%, 04/01/2038	275	305
6.300%, 08/15/2037	865	932
6.150%, 11/15/2052	170	182
3.850%, 06/15/2046	500	385
3.700%, 11/15/2059	600	435
Constellation Energy Generation LLC
5.750%, 10/01/2041	299	290
5.600%, 06/15/2042	560	539
Consumers Energy
3.100%, 08/15/2050	250	176
Dominion Energy
5.250%, 08/01/2033	1,620	1,578

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.900%, 08/01/2041	$1,125	$990
4.850%, 08/15/2052	95	83
3.300%, 04/15/2041	365	271
DTE Electric
5.400%, 04/01/2053	45	45
4.050%, 05/15/2048	340	284
Duke Energy
5.000%, 08/15/2052	598	532
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,120	1,185
6.000%, 01/15/2038	614	653
5.350%, 01/15/2053	127	125
5.300%, 02/15/2040	700	683
4.250%, 12/15/2041	850	731
3.550%, 03/15/2052	120	89
Duke Energy Florida LLC
6.350%, 09/15/2037	270	291
Duke Energy Indiana LLC
6.350%, 08/15/2038	165	180
4.900%, 07/15/2043	425	393
Duke Energy Progress LLC
4.375%, 03/30/2044	1,685	1,447
Electricite de France
6.000%, 01/22/2114 (A)	143	130
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,030
Entergy
3.750%, 06/15/2050	114	84
Entergy Louisiana LLC
4.750%, 09/15/2052	100	91
4.200%, 04/01/2050	470	389
Entergy Texas
5.000%, 09/15/2052	135	126
3.550%, 09/30/2049	275	200
Essential Utilities
5.300%, 05/01/2052	370	350
4.276%, 05/01/2049	195	159
Exelon
4.950%, 06/15/2035	955	905
Exelon Generation LLC
6.250%, 10/01/2039	668	687
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	175	165
4.550%, 04/01/2049 (A)	100	83
Florida Power & Light
5.960%, 04/01/2039	910	972
5.690%, 03/01/2040	656	686
5.400%, 09/01/2035	2,315	2,305
Georgia Power
4.300%, 03/15/2042	360	302
3.700%, 01/30/2050	915	677

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	$721	$745
Interstate Power and Light
3.100%, 11/30/2051	430	283
Jersey Central Power & Light
6.400%, 05/15/2036	1,225	1,246
KeySpan Gas East
5.819%, 04/01/2041 (A)	710	687
MidAmerican Energy
4.800%, 09/15/2043	325	303
MidAmerican Energy MTN
5.800%, 10/15/2036	265	279
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,056
New England Power
5.936%, 11/25/2052 (A)	260	278
NextEra Energy Capital Holdings
5.250%, 02/28/2053	340	325
Niagara Mohawk Power
5.783%, 09/16/2052 (A)	265	268
3.025%, 06/27/2050 (A)	300	196
Northern States Power
5.350%, 11/01/2039	935	941
3.600%, 09/15/2047	200	155
3.400%, 08/15/2042	290	226
3.200%, 04/01/2052	100	71
NSTAR Electric
4.550%, 06/01/2052	303	273
4.400%, 03/01/2044	405	354
Oglethorpe Power
5.250%, 09/01/2050	601	545
5.050%, 10/01/2048	570	499
4.500%, 04/01/2047 (A)	255	208
Oncor Electric Delivery LLC
5.350%, 10/01/2052	370	375
5.300%, 06/01/2042	225	225
5.250%, 09/30/2040	425	422
4.950%, 09/15/2052	105	100
2.700%, 11/15/2051	250	163
Pacific Gas and Electric
6.750%, 01/15/2053	498	495
5.250%, 03/01/2052	450	371
4.950%, 07/01/2050	105	83
4.500%, 07/01/2040	395	309
4.200%, 06/01/2041	190	143
3.500%, 08/01/2050	100	63
3.300%, 08/01/2040	135	91
2.500%, 02/01/2031	210	164
PacifiCorp
6.000%, 01/15/2039	567	592
PECO Energy
4.375%, 08/15/2052	155	136

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 03/01/2048	$600	$491
Piedmont Natural Gas
4.650%, 08/01/2043	330	286
PPL Electric Utilities
4.150%, 06/15/2048	320	276
4.125%, 06/15/2044	570	477
Public Service Electric and Gas MTN
4.050%, 05/01/2048	245	211
Public Service of Colorado
6.500%, 08/01/2038	320	351
6.250%, 09/01/2037	420	455
4.500%, 06/01/2052	100	89
4.100%, 06/15/2048	280	232
4.050%, 09/15/2049	93	76
Puget Sound Energy
4.223%, 06/15/2048	680	571
2.893%, 09/15/2051	190	124
San Diego Gas & Electric
3.320%, 04/15/2050	70	50
Sempra Energy
6.000%, 10/15/2039	865	876
3.800%, 02/01/2038	240	197
Southern California Edison
6.050%, 03/15/2039	370	379
3.900%, 03/15/2043	245	193
3.650%, 02/01/2050	80	59
Southern California Gas
6.350%, 11/15/2052	305	334
3.750%, 09/15/2042	380	296
Southern Gas Capital
5.875%, 03/15/2041	1,008	1,016
4.400%, 06/01/2043	545	448
Southwestern Electric Power
6.200%, 03/15/2040	990	1,010
Southwestern Public Service
4.400%, 11/15/2048	385	327
Tampa Electric
4.300%, 06/15/2048	630	528
Tucson Electric Power
3.250%, 05/01/2051	760	512
Virginia Electric and Power
4.600%, 12/01/2048	400	346
4.450%, 02/15/2044	750	645
Wisconsin Public Service
3.300%, 09/01/2049	175	127
2.850%, 12/01/2051	500	327

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.800%, 09/15/2041	$50	$45

		58,482

Total Corporate Obligations
(Cost $442,776) ($ Thousands)		378,926

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bill
4.720%, 07/20/2023 (D)	4,175	4,097
U.S. Treasury Bonds
4.093%, 05/15/2050 (B)	8,020	2,829
4.000%, 11/15/2052	7,835	7,975
3.875%, 02/15/2043	2,105	2,042
3.750%, 08/15/2041	1,095	1,051
3.750%, 11/15/2043	1,750	1,658
3.625%, 08/15/2043	1,452	1,352
3.625%, 02/15/2044	1,496	1,388
3.625%, 02/15/2053	4,540	4,322
3.514%, 11/15/2047 (B)	3,705	1,388
3.409%, 08/15/2043 (B)	9,912	4,329
3.375%, 08/15/2042	13,706	12,340
3.125%, 11/15/2041	1,730	1,512
3.125%, 02/15/2043	2,070	1,784
3.125%, 08/15/2044	2,870	2,454
3.000%, 05/15/2042	990	842
3.000%, 11/15/2044	8,255	6,905
3.000%, 05/15/2047	2,415	2,011
3.000%, 08/15/2052	11,344	9,536
2.875%, 11/15/2046	2,605	2,123
2.875%, 05/15/2052	14,390	11,783
2.750%, 08/15/2042	1,120	913
2.750%, 11/15/2047	800	636
2.375%, 02/15/2042	15,275	11,758
2.375%, 11/15/2049	915	675
2.375%, 05/15/2051	1,810	1,329
2.250%, 02/15/2052	12,597	8,982
2.229%, 08/15/2045 (B)	5,085	2,035
2.000%, 11/15/2041	39,240	28,362
2.000%, 08/15/2051	7,788	5,235
1.875%, 11/15/2051	4,520	2,940
1.750%, 08/15/2041	9,740	6,749
1.375%, 11/15/2040	585	384
1.375%, 08/15/2050	5,270	3,021
1.125%, 05/15/2040	1,090	690
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	703	606
U.S. Treasury Notes
4.125%, 11/15/2032	105	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.500%, 02/15/2033	$1,810	$1,750

Total U.S. Treasury Obligations
(Cost $178,369) ($ Thousands)		159,893

MUNICIPAL BONDS — 3.5%
California — 1.9%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	715
California State, Build America Project, GO
7.500%, 04/01/2034	1,835	2,236
7.350%, 11/01/2039	1,075	1,319
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	125	89
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	742
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	265	294
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	1,531
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	795	550
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	317
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,357
University of California Regents, Ser H, RB
6.548%, 05/15/2048	605	715
University of California, Ser AD, RB
4.858%, 05/15/2112	635	576
University of California, Ser AP, RB
3.931%, 05/15/2045	475	430

		10,871

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	605	663

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	1,005	1,082

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 0.1%
Baltimore, Revenue Authority, Water Project, Ser B, RB
2.814%, 07/01/2040	$370	$281

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	197

Michigan — 0.0%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	165	129

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	689

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	75

New York — 0.6%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	350	319
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.572%, 11/01/2038	840	861
5.508%, 08/01/2037	250	257
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	1,215	999
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,100	1,134

		3,570

Ohio — 0.0%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	325	256

Texas — 0.5%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	559
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	607

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, RB
3.029%, 01/01/2040	$735	$581
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	278
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	575	605

		2,630

Total Municipal Bonds
(Cost $22,017) ($ Thousands)		20,443

MORTGAGE-BACKED SECURITIES — 1.0%
Agency Mortgage-Backed Obligations — 1.0%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	46	46
FHLMC REMIC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	47	46
FHLMC REMIC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	3,141	2,984
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	826	848
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	512	504
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.083%, 07/25/2037(C)	11	1
GNMA ARM
2.875%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 06/20/2032(C)	23	23
GNMA CMO, Ser 2009-8, Cl PS, IO
1.710%, 08/16/2038(C)	10	–
GNMA CMO, Ser 2010-4, Cl NS, IO
1.800%, 01/16/2040(C)	38	3
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,568	1,226

		5,681
Non-Agency Mortgage-Backed Obligations — 0.0%
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.943%, 03/25/2037(E)	60	59
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
5.011%, ICE LIBOR USD 1 Month + 0.420%, 03/19/2045(C)	21	20
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
5.391%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2034(C)	49	45

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
5.397%, ICE LIBOR USD 1 Month + 0.780%, 12/25/2034(C)	$46	$35
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.477%, ICE LIBOR USD 1 Month + 0.860%, 09/25/2034(C)	9	7
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	6	6
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.436%, 12/25/2034(C)	13	11
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
5.277%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2045(C)	25	24

		207
Total Mortgage-Backed Securities
(Cost $4,674) ($ Thousands)		5,888

SOVEREIGN DEBT — 0.9%

Chile Government International Bond
4.340%, 03/07/2042	435	371
Indonesia Government International Bond
5.450%, 09/20/2052	95	94
4.650%, 09/20/2032	165	160
4.350%, 01/11/2048	40	35
3.700%, 10/30/2049	1,020	802
Israel Government International Bond
3.375%, 01/15/2050	755	557
Mexico Government International Bond
6.350%, 02/09/2035	125	128
5.750%, 10/12/2110	229	202
5.000%, 04/27/2051	1,085	908
4.500%, 01/31/2050	810	635
4.280%, 08/14/2041	219	174
Minera Mexico
4.500%, 01/26/2050(A)	250	188
Panama Government International Bond
4.500%, 04/16/2050	130	98
4.500%, 04/01/2056	103	75
3.870%, 07/23/2060	235	151
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	115	86

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Philippine Government International Bond
5.950%, 10/13/2047	$90	$96
5.609%, 04/13/2033	100	103
3.200%, 07/06/2046	470	338
2.950%, 05/05/2045	125	89
Uruguay Government International Bond
5.100%, 06/18/2050	230	225

Total Sovereign Debt
(Cost $6,790) ($ Thousands)		5,515

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Tennessee Valley Authority
5.250%, 09/15/2039	2,615	2,748
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	1,770

Total U.S. Government Agency Obligations
(Cost $4,947) ($ Thousands)		4,518

	Shares
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	6,645,910	6,646

Total Cash Equivalent
(Cost $6,646) ($ Thousands)		6,646

Total Investments in Securities — 99.4%
(Cost $666,219) ($ Thousands)		$581,829

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Fund (Concluded)

A list of open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	22	Jun-2023	$4,495	$4,482	$(13)
U.S. 5-Year Treasury Note	221	Jun-2023	23,822	23,659	(163)
U.S. 10-Year Treasury Note	6	Jun-2023	669	670	1
U.S. Ultra Long Treasury Bond	291	Jun-2023	39,362	39,303	(59)
			68,348	68,114	(234)
Short Contracts
U.S. 5-Year Treasury Note	(15)	Jun-2023	$(1,617)	$(1,606)	$11
U.S. Long Treasury Bond	(109)	Jun-2023	(13,696)	(13,649)	47
Ultra 10-Year U.S. Treasury Note	(168)	Jun-2023	(19,646)	(19,687)	(41)
			(34,959)	(34,942)	17
			$33,389	$33,172	$(217)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	1.0255% FIXED	Quarterly	07/24/2025	USD	8,070	$(577)	$–	$(577)
3 MONTH USD - LIBOR	1.0335% FIXED	Quarterly	07/24/2025	USD	5,980	(426)	–	(426)
3 MONTH USD - LIBOR	1.0725% FIXED	Quarterly	07/24/2025	USD	4,035	(285)	–	(285)
1.7725% FIXED	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	670	211	–	211
1.785% FIXED	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	505	158	–	158
1.8075% FIXED	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	335	103	–	103
3 MONTH USD - LIBOR	0.39% FIXED	Quarterly	09/28/2025	USD	9,070	(555)	–	(555)
1.87% FIXED	3-MONTH USD - LIBOR	Semi-Annually	09/28/2053	USD	775	225	–	225
						$(1,146)	$–	$(1,146)

Percentages are based on Net Assets of $585,183 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $39,546 ($ Thousands), representing 6.8% of the Net Assets of the Fund.

(B)	Zero coupon security.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,469	$279,980	($277,803)	$—	$—	$6,646	$134	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.7%
Communication Services — 6.1%
Activision Blizzard
2.500%, 09/15/2050	$4,190	$2,613
Alphabet
2.250%, 08/15/2060	4,358	2,527
1.900%, 08/15/2040	1,340	891
America Movil
6.125%, 03/30/2040	3,340	3,523
AT&T
4.300%, 12/15/2042	500	416
3.800%, 12/01/2057	354	249
3.500%, 09/15/2053	6,337	4,350
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	580	546
6.484%, 10/23/2045	535	484
5.250%, 04/01/2053	200	156
4.800%, 03/01/2050	1,480	1,082
3.500%, 03/01/2042	194	125
Comcast
6.500%, 11/15/2035	420	465
5.650%, 06/15/2035	3,685	3,821
4.600%, 08/15/2045	1,150	1,018
4.250%, 01/15/2033	4,090	3,818
4.200%, 08/15/2034	3,450	3,163
4.049%, 11/01/2052	6,068	4,873
4.000%, 03/01/2048	5,465	4,393
3.969%, 11/01/2047	4,645	3,749
3.900%, 03/01/2038	5,125	4,395
3.400%, 07/15/2046	6,725	4,963
3.250%, 11/01/2039	260	203
2.987%, 11/01/2063	30,414	18,587
2.937%, 11/01/2056	33,775	21,185
2.887%, 11/01/2051	11,808	7,647
2.800%, 01/15/2051	2,070	1,321
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,252
4.700%, 12/15/2042 (A)	294	247
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,448
Level 3 Financing
3.875%, 11/15/2029 (A)	241	183
Meta Platforms
4.650%, 08/15/2062	3,315	2,755
4.450%, 08/15/2052	6,664	5,526
NBCUniversal Media LLC
4.450%, 01/15/2043	1,222	1,068
NTT Finance
1.591%, 04/03/2028 (A)	2,360	1,998
Paramount Global
5.900%, 10/15/2040	40	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.850%, 09/01/2043	$855	$719
4.850%, 12/15/2034	300	248
4.375%, 03/15/2043	1,684	1,173
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,165
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	885	636
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,709	1,920
Time Warner Cable LLC
7.300%, 07/01/2038	1,056	1,058
5.500%, 09/01/2041	650	547
4.500%, 09/15/2042	500	373
T-Mobile USA
5.800%, 09/15/2062	450	441
4.500%, 04/15/2050	340	282
3.400%, 10/15/2052	595	405
3.300%, 02/15/2051	500	335
3.000%, 02/15/2041	1,125	783
TWDC Enterprises 18
4.125%, 12/01/2041	1,580	1,370
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,596
Verizon Communications
5.250%, 03/16/2037	840	820
4.862%, 08/21/2046	1,100	993
3.875%, 03/01/2052	2,584	1,979
3.700%, 03/22/2061	2,100	1,476
3.550%, 03/22/2051	510	368
3.400%, 03/22/2041	1,755	1,323
2.650%, 11/20/2040	1,450	982
Vodafone Group PLC
5.625%, 02/10/2053	850	817
4.875%, 06/19/2049	538	466
Walt Disney
6.650%, 11/15/2037	990	1,122
6.400%, 12/15/2035	2,043	2,257
4.625%, 03/23/2040	1,210	1,130
3.600%, 01/13/2051	14,516	11,249
3.500%, 05/13/2040	6,460	5,220
2.750%, 09/01/2049	22,206	14,798
Warnermedia Holdings
5.391%, 03/15/2062 (A)	3,694	2,881
5.141%, 03/15/2052 (A)	2,535	1,987

		178,994

Consumer Discretionary — 5.0%
7-Eleven
2.500%, 02/10/2041 (A)	870	568
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	955

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amazon.com
4.050%, 08/22/2047	$8,895	$7,684
3.950%, 04/13/2052	7,101	5,962
3.875%, 08/22/2037	3,104	2,742
3.250%, 05/12/2061	12,556	8,698
3.100%, 05/12/2051	6,449	4,621
2.875%, 05/12/2041	3,725	2,777
2.700%, 06/03/2060	7,250	4,451
2.500%, 06/03/2050	11,288	7,243
Aptiv
4.150%, 05/01/2052	1,250	911
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,030	977
2.550%, 04/01/2031 (A)	1,615	1,351
Boston University
4.061%, 10/01/2048	1,800	1,595
California Institute of Technology
4.321%, 08/01/2045	650	579
Dollar General
5.500%, 11/01/2052	640	626
Dollar Tree
3.375%, 12/01/2051	855	572
Emory University
2.969%, 09/01/2050	1,660	1,194
Georgetown University
5.215%, 10/01/2118	1,921	1,720
4.315%, 04/01/2049	1,795	1,544
2.943%, 04/01/2050	540	360
Home Depot
5.950%, 04/01/2041	2,700	2,897
4.950%, 09/15/2052	5,855	5,624
4.500%, 12/06/2048	3,885	3,490
4.400%, 03/15/2045	6,980	6,181
4.250%, 04/01/2046	8,912	7,706
4.200%, 04/01/2043	1,875	1,640
3.900%, 06/15/2047	12,473	10,335
3.625%, 04/15/2052	510	390
3.350%, 04/15/2050	3,235	2,399
3.300%, 04/15/2040	1,505	1,198
3.125%, 12/15/2049	420	298
2.750%, 09/15/2051	3,555	2,321
2.375%, 03/15/2051	5,659	3,393
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,736
2.813%, 01/01/2060	490	320
Lowe's
5.625%, 04/15/2053	385	368
4.250%, 04/01/2052	550	433
3.700%, 04/15/2046	2,116	1,562
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,825	3,069
3.067%, 04/01/2052	2,540	1,900

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.294%, 07/01/2051	$21	$13
McDonald's MTN
3.625%, 09/01/2049	400	301
NIKE
3.625%, 05/01/2043	1,340	1,099
3.250%, 03/27/2040	3,390	2,723
Northwestern University
3.688%, 12/01/2038	2,070	1,813
Pomona College
2.888%, 01/01/2051	1,240	857
President & Fellows of Harvard College
3.745%, 11/15/2052	4,342	3,728
3.619%, 10/01/2037	400	348
2.517%, 10/15/2050	1,455	982
Princeton University
5.700%, 03/01/2039	1,199	1,329
Starbucks
3.350%, 03/12/2050	770	548
Target
4.800%, 01/15/2053	4,195	3,920
2.950%, 01/15/2052	3,640	2,481
Toyota Motor Credit MTN
4.700%, 01/12/2033	1,550	1,520
Trustees of Boston College
3.042%, 07/01/2057	1,230	798
Trustees of Tufts College
3.099%, 08/15/2051	2,667	1,777
University of Chicago
4.411%, 10/01/2044	715	635
2.761%, 04/01/2045	2,520	1,946
University of Southern California
3.841%, 10/01/2047	1,365	1,174
3.028%, 10/01/2039	2,300	1,842
2.805%, 10/01/2050	925	636

		144,860

Consumer Staples — 3.4%
Altria Group
10.200%, 02/06/2039	2,501	3,385
9.950%, 11/10/2038	1,555	2,021
4.500%, 05/02/2043	100	76
4.250%, 08/09/2042	575	432
3.875%, 09/16/2046	640	429
3.400%, 02/04/2041	433	290
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	4,291	3,936
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,445	1,800
8.000%, 11/15/2039	2,786	3,401
5.550%, 01/23/2049	1,190	1,197
4.600%, 04/15/2048	919	812

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
4.758%, 09/06/2049	$1,046	$773
4.390%, 08/15/2037	1,095	850
3.734%, 09/25/2040	110	75
Cargill
4.375%, 04/22/2052 (A)	2,525	2,240
Church & Dwight
5.000%, 06/15/2052	1,220	1,163
Coca-Cola
2.500%, 06/01/2040	440	319
2.500%, 03/15/2051	6,260	4,093
2.000%, 03/05/2031	675	554
Constellation Brands
3.750%, 05/01/2050	1,150	859
CSL Finance PLC
4.950%, 04/27/2062 (A)	1,180	1,097
4.750%, 04/27/2052 (A)	2,849	2,586
4.625%, 04/27/2042 (A)	320	292
Estee Lauder
3.125%, 12/01/2049	2,585	1,888
Fomento Economico Mexicano
3.500%, 01/16/2050	3,740	2,838
Hormel Foods
3.050%, 06/03/2051	1,305	908
JBS USA LUX
6.500%, 12/01/2052 (A)	4,940	4,695
5.750%, 04/01/2033 (A)	7,625	7,112
4.375%, 02/02/2052 (A)	1,250	888
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,332
3.900%, 05/04/2047	2,275	1,893
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,279
5.200%, 07/15/2045	540	498
5.000%, 06/04/2042	300	272
4.875%, 10/01/2049	570	502
Kroger
5.400%, 01/15/2049	1,371	1,301
Mars
3.950%, 04/01/2049 (A)	1,780	1,475
Nestle Holdings
4.700%, 01/15/2053 (A)	750	717
4.000%, 09/24/2048 (A)	445	381
3.900%, 09/24/2038 (A)	2,685	2,374
PepsiCo
4.650%, 02/15/2053	1,689	1,653
4.200%, 07/18/2052	1,835	1,668
3.450%, 10/06/2046	6,625	5,335
2.750%, 10/21/2051	2,215	1,541
2.625%, 10/21/2041	1,455	1,067
Philip Morris International
5.750%, 11/17/2032	3,430	3,470

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 11/15/2043	$2,830	$2,464
4.500%, 03/20/2042	6,605	5,519
4.125%, 03/04/2043	806	637
3.875%, 08/21/2042	1,015	772
Reynolds American
8.125%, 05/01/2040	2,390	2,664
5.850%, 08/15/2045	895	768
Walmart
4.500%, 09/09/2052	3,679	3,467
2.650%, 09/22/2051	5,825	3,956
2.500%, 09/22/2041	3,851	2,761

		100,775

Energy — 5.0%
Aker BP
3.100%, 07/15/2031 (A)	475	389
BG Energy Capital
5.125%, 10/15/2041 (A)	3,255	3,100
BP Capital Markets America
4.812%, 02/13/2033	1,850	1,817
3.379%, 02/08/2061	13,131	9,057
3.060%, 06/17/2041	2,055	1,521
3.001%, 03/17/2052	1,085	728
3.000%, 02/24/2050	3,187	2,160
2.939%, 06/04/2051	6,630	4,401
2.772%, 11/10/2050	4,067	2,623
Chevron USA
2.343%, 08/12/2050	1,685	1,048
ConocoPhillips
4.300%, 11/15/2044	3,845	3,339
4.025%, 03/15/2062	12,374	9,794
3.800%, 03/15/2052	2,100	1,667
Devon Energy
7.875%, 09/30/2031	815	921
Diamondback Energy
4.400%, 03/24/2051	500	388
4.250%, 03/15/2052	500	376
Energy Transfer
6.250%, 04/15/2049	1,010	961
6.050%, 06/01/2041	2,225	2,132
5.400%, 10/01/2047	2,202	1,893
5.300%, 04/15/2047	180	153
5.150%, 03/15/2045	75	63
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,092
Enterprise Products Operating LLC
5.950%, 02/01/2041	602	609
4.250%, 02/15/2048	500	405
4.200%, 01/31/2050	1,205	967
EOG Resources
4.950%, 04/15/2050	1,600	1,539

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equinor
5.100%, 08/17/2040	$1,415	$1,405
4.800%, 11/08/2043	899	857
3.700%, 04/06/2050	3,260	2,625
3.625%, 04/06/2040	2,685	2,210
3.250%, 11/18/2049	1,029	762
Exxon Mobil
4.327%, 03/19/2050	3,148	2,794
4.227%, 03/19/2040	3,800	3,413
4.114%, 03/01/2046	1,060	905
3.567%, 03/06/2045	4,100	3,241
3.452%, 04/15/2051	13,372	10,199
3.095%, 08/16/2049	770	553
Hess
6.000%, 01/15/2040	3,100	3,044
5.600%, 02/15/2041	528	493
Marathon Petroleum
5.000%, 09/15/2054	530	447
MPLX
4.500%, 04/15/2038	465	397
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,238
Occidental Petroleum
4.300%, 08/15/2039	462	362
Petroleos Mexicanos
7.690%, 01/23/2050	2,320	1,637
Shell International Finance BV
6.375%, 12/15/2038	3,366	3,736
4.550%, 08/12/2043	1,890	1,725
4.375%, 05/11/2045	10,362	9,163
4.000%, 05/10/2046	5,213	4,330
3.750%, 09/12/2046	6,404	5,089
3.625%, 08/21/2042	2,195	1,790
3.000%, 11/26/2051	3,147	2,179
Suncor Energy
5.950%, 12/01/2034	3,080	3,057
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,303
TotalEnergies Capital International
3.386%, 06/29/2060	465	334
3.127%, 05/29/2050	10,350	7,407
2.986%, 06/29/2041	1,410	1,049
TransCanada PipeLines
7.250%, 08/15/2038	1,765	1,963
4.625%, 03/01/2034	1,965	1,791
Williams
5.400%, 03/04/2044	1,000	918
5.300%, 08/15/2052	250	226

		137,785

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 21.7%
AIA Group MTN
4.875%, 03/11/2044 (A)	$3,372	$3,179
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,345	4,673
Alleghany
4.900%, 09/15/2044	1,420	1,329
Allstate
4.500%, 06/15/2043	528	470
American Express
4.989%, U.S. SOFR + 2.255%, 05/26/2033 (B)	1,410	1,351
American International Group
4.800%, 07/10/2045	200	179
4.375%, 06/30/2050	125	105
Aon
3.900%, 02/28/2052	1,885	1,450
Apollo Management Holdings
4.872%, 02/15/2029 (A)	2,245	2,104
Arthur J Gallagher
5.750%, 03/02/2053	980	974
3.500%, 05/20/2051	1,275	905
Athene Global Funding
2.673%, 06/07/2031 (A)	6,650	5,265
Athene Holding
6.650%, 02/01/2033	1,275	1,310
3.450%, 05/15/2052	810	515
Bank of America
7.750%, 05/14/2038	3,920	4,627
6.000%, 10/15/2036	3,760	3,893
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (B)	2,950	2,742
3.483%, U.S. SOFR + 1.650%, 03/13/2052 (B)	724	531
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	11,804	8,777
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (B)	6,364	4,173
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (B)	4,335	3,521
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	3,825	3,045
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	1,075	841
Bank of America MTN
5.875%, 02/07/2042	6,600	6,871
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (B)	5,332	4,484
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (B)	9,280	7,451
4.078%, ICE LIBOR USD 3 Month + 1.320%, 04/23/2040 (B)	4,855	4,081

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	$970	$794
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	29,401	20,140
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	1,560	1,624
Barclays PLC
3.330%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2042 (B)	1,590	1,134
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,750	1,613
4.300%, 05/15/2043	1,575	1,421
4.250%, 01/15/2049	2,410	2,142
4.200%, 08/15/2048	1,575	1,392
3.850%, 03/15/2052	8,620	6,959
2.850%, 10/15/2050	6,851	4,626
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,326
5.000%, 06/15/2044 (A)	2,050	1,800
2.000%, 01/30/2032 (A)	1,020	762
BNP Paribas
3.132%, U.S. SOFR + 1.561%, 01/20/2033 (A)(B)	240	194
Brown & Brown
4.950%, 03/17/2052	1,100	926
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	3,494
Chubb INA Holdings
6.700%, 05/15/2036	4,870	5,388
4.350%, 11/03/2045	3,070	2,744
3.050%, 12/15/2061	3,090	2,021
2.850%, 12/15/2051	795	542
CI Financial
4.100%, 06/15/2051	255	153
Cincinnati Financial
6.125%, 11/01/2034	3,553	3,732
Citigroup
8.125%, 07/15/2039	4,230	5,359
6.125%, 08/25/2036	690	701
5.316%, U.S. SOFR + 4.548%, 03/26/2041 (B)	5,920	5,748
4.650%, 07/30/2045	1,539	1,362
4.650%, 07/23/2048	4,069	3,650
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (B)	3,094	2,619
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (B)	3,630	2,986
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (B)	7,440	6,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	$5,410	$3,744
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	975	783
Citigroup Capital III
7.625%, 12/01/2036	890	950
CME Group
4.150%, 06/15/2048	1,634	1,457
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	1,991
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(B)	3,040	3,193
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(B)	895	804
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(B)	1,595	1,122
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	863
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(B)	2,890	2,836
Fifth Third Bancorp
8.250%, 03/01/2038	1,875	2,339
Goldman Sachs Capital I
6.345%, 02/15/2034	3,940	4,110
Goldman Sachs Group
6.750%, 10/01/2037	1,668	1,776
6.450%, 05/01/2036	890	926
6.250%, 02/01/2041	6,718	7,188
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (B)	13,330	11,596
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (B)	8,045	6,645
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	2,490	1,858
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	3,605	2,616
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	3,465	2,856
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	2,895	1,996
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	1,570	1,233
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	3,825	2,939
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,168	5,533
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	3,300	2,961
3.700%, 01/22/2070 (A)	1,095	756

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Bank USA
7.000%, 01/15/2039	$7,227	$8,100
HSBC Holdings PLC
6.800%, 06/01/2038	3,469	3,559
6.500%, 09/15/2037	4,875	5,034
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (B)	1,570	1,505
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (B)	1,260	1,006
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (B)	700	629
Intercontinental Exchange
5.200%, 06/15/2062	1,225	1,198
4.950%, 06/15/2052	10,246	9,632
4.250%, 09/21/2048	697	597
3.000%, 06/15/2050	2,175	1,474
2.650%, 09/15/2040	125	88
Jackson Financial
4.000%, 11/23/2051	495	331
JPMorgan Chase
8.750%, 09/01/2030	1,005	1,180
6.400%, 05/15/2038	6,679	7,311
5.717%, U.S. SOFR + 2.580%, 09/14/2033 (B)	8,212	8,160
5.600%, 07/15/2041	6,115	6,225
5.500%, 10/15/2040	3,122	3,145
5.400%, 01/06/2042	5,064	5,029
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (B)	1,580	1,290
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (B)	8,954	7,186
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	10,600	8,428
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	16,285	13,575
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	12,088	8,576
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (B)	2,700	1,977
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	2,520	1,717
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (B)	360	265
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	3,095	2,550
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (B)	2,130	1,789
2.525%, U.S. SOFR + 1.510%, 11/19/2041 (B)	2,945	1,976
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	1,720	1,336

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeyBank MTN
5.000%, 01/26/2033	$560	$538
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	994
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,157	3,650
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	920	622
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	1,473	935
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	1,315	1,225
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,173
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(B)	2,015	1,597
Marsh & McLennan
6.250%, 11/01/2052	3,125	3,468
4.900%, 03/15/2049	3,112	2,874
4.200%, 03/01/2048	4,400	3,687
2.900%, 12/15/2051	1,175	775
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,331
3.729%, 10/15/2070 (A)	1,975	1,356
3.200%, 12/01/2061 (A)	615	384
MetLife
5.875%, 02/06/2041	1,675	1,742
5.700%, 06/15/2035	6,239	6,540
5.250%, 01/15/2054	1,390	1,360
5.000%, 07/15/2052	6,560	6,285
4.875%, 11/13/2043	3,080	2,881
4.721%, 12/15/2044	3,065	2,788
Moody's
4.875%, 12/17/2048	1,891	1,707
3.750%, 02/25/2052	215	165
3.250%, 05/20/2050	770	535
2.750%, 08/19/2041	250	172
Morgan Stanley
6.342%, U.S. SOFR + 2.560%, 10/18/2033 (B)	2,205	2,325
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (B)	1,735	1,695
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	240	224
4.457%, ICE LIBOR USD 3 Month + 1.431%, 04/22/2039 (B)	3,743	3,304
4.375%, 01/22/2047	120	105

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	$2,430	$1,806
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (B)	4,255	3,174
Morgan Stanley MTN
6.375%, 07/24/2042	6,560	7,208
4.300%, 01/27/2045	10,945	9,407
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (B)	8,060	6,794
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (B)	2,255	1,845
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	4,815	3,811
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	2,640	2,054
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)(B)	555	529
Nasdaq
3.950%, 03/07/2052	925	701
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,170	1,572
4.350%, 04/30/2050 (A)	1,430	1,117
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	2,502
5.875%, 05/15/2033 (A)	2,224	2,310
3.750%, 05/15/2050 (A)	2,254	1,773
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	1,238	980
3.625%, 09/30/2059 (A)	3,480	2,461
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	4,515	3,466
Pacific Life Insurance
4.300%, ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)(B)	1,350	1,051
Pacific LifeCorp
3.350%, 09/15/2050 (A)	312	220
PNC Financial Services Group
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)	745	720
Progressive
3.700%, 03/15/2052	5,050	4,006
Prudential Financial
3.905%, 12/07/2047	2,320	1,831
Prudential Financial MTN
5.700%, 12/14/2036	6,384	6,652
Raymond James Financial
3.750%, 04/01/2051	2,419	1,818
S&P Global
3.900%, 03/01/2062 (A)	1,280	1,010
3.700%, 03/01/2052 (A)	3,180	2,517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 12/01/2049	$2,331	$1,711
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	2,384
Societe Generale
3.625%, 03/01/2041 (A)	1,475	993
Societe Generale MTN
7.367%, 01/10/2053 (A)	3,995	4,034
State Street
4.821%, U.S. SOFR + 1.567%, 01/26/2034 (B)	355	342
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	1,285	1,184
4.270%, 05/15/2047 (A)	2,793	2,391
3.300%, 05/15/2050 (A)	5,610	4,015
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	1,345	1,266
Travelers
5.350%, 11/01/2040	1,565	1,586
4.600%, 08/01/2043	3,960	3,585
4.100%, 03/04/2049	3,853	3,253
4.050%, 03/07/2048	1,300	1,089
Travelers MTN
6.250%, 06/15/2037	1,205	1,345
Truist Financial MTN
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	1,220	1,187
4.916%, U.S. SOFR + 2.240%, 07/28/2033 (B)	3,255	3,072
UBS MTN
4.500%, 06/26/2048 (A)	2,250	2,002
UBS Group
4.988%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 08/05/2033 (A)(B)	1,980	1,853
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(B)	7,130	6,902
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (B)	1,520	1,567
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (B)	1,720	1,647
Validus Holdings
8.875%, 01/26/2040	2,035	2,512
Wachovia
7.500%, 04/15/2035	440	495
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,376
Wells Fargo
7.950%, 11/15/2029	695	764
6.600%, 01/15/2038	9,325	10,156

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.950%, 08/26/2036	$4,720	$4,853
5.950%, 12/15/2036	1,002	1,014
5.850%, 02/01/2037	9,377	9,565
5.606%, 01/15/2044	1,545	1,503
3.900%, 05/01/2045	3,674	2,909
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (B)	2,830	2,051
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	15,732	14,479
4.900%, 11/17/2045	1,720	1,520
4.750%, 12/07/2046	5,811	4,983
4.650%, 11/04/2044	2,500	2,137
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	5,220	4,523
4.400%, 06/14/2046	6,360	5,211
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	4,915	4,156
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	476
Westpac Banking
5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (B)	545	522
Willis North America
3.875%, 09/15/2049	875	633
XLIT
5.250%, 12/15/2043	2,405	2,367

		620,990

Health Care — 12.2%
Abbott Laboratories
5.300%, 05/27/2040	1,930	1,986
4.900%, 11/30/2046	7,188	7,067
AbbVie
4.875%, 11/14/2048	275	252
4.850%, 06/15/2044	225	205
4.750%, 03/15/2045	5,995	5,366
4.400%, 11/06/2042	1,100	954
4.250%, 11/21/2049	7,243	6,031
4.050%, 11/21/2039	485	409
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,508
Aetna
4.125%, 11/15/2042	780	634
Alcon Finance
5.750%, 12/06/2052 (A)	700	711
3.800%, 09/23/2049 (A)	1,210	926
Allina Health System
4.805%, 11/15/2045	1,666	1,553
3.887%, 04/15/2049	1,454	1,177

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amgen
5.750%, 03/02/2063	$2,280	$2,249
5.650%, 03/02/2053	2,940	2,916
5.600%, 03/02/2043	855	844
4.875%, 03/01/2053	800	713
4.400%, 05/01/2045	630	527
Ascension Health
4.847%, 11/15/2053	520	509
3.945%, 11/15/2046	1,291	1,097
3.106%, 11/15/2039	3,225	2,525
AstraZeneca PLC
6.450%, 09/15/2037	1,220	1,379
4.375%, 11/16/2045	2,084	1,893
3.000%, 05/28/2051	1,173	843
Banner Health
2.907%, 01/01/2042	1,781	1,316
Baptist Health South Florida
4.342%, 11/15/2041	610	520
BayCare Health System
3.831%, 11/15/2050	1,000	812
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	1,750	1,383
4.625%, 06/25/2038 (A)	645	562
4.400%, 07/15/2044 (A)	1,585	1,268
3.950%, 04/15/2045 (A)	2,680	1,961
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	2,292
Becton Dickinson
3.794%, 05/20/2050	1,430	1,104
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	767
Bristol-Myers Squibb
4.550%, 02/20/2048	1,614	1,470
4.250%, 10/26/2049	17,494	15,105
3.900%, 03/15/2062	2,290	1,792
3.700%, 03/15/2052	8,497	6,717
3.550%, 03/15/2042	5,530	4,493
2.550%, 11/13/2050	2,310	1,470
2.350%, 11/13/2040	420	287
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	363
Children's Health Care
3.448%, 08/15/2049	815	588
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	777
Cigna Group
4.900%, 12/15/2048	1,385	1,246
4.800%, 08/15/2038	3,010	2,772
3.875%, 10/15/2047	1,450	1,108
City of Hope
5.623%, 11/15/2043	920	916

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cleveland Clinic Foundation
4.858%, 01/01/2114	$1,223	$1,101
CommonSpirit Health
6.461%, 11/01/2052	689	773
4.187%, 10/01/2049	3,069	2,451
3.910%, 10/01/2050	770	586
3.817%, 10/01/2049	2,585	1,952
CVS Health
5.050%, 03/25/2048	4,204	3,773
4.780%, 03/25/2038	1,015	922
Danaher
2.800%, 12/10/2051	1,625	1,074
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	3,560	2,921
Duke University Health System
3.920%, 06/01/2047	2,150	1,815
Elevance Health
6.100%, 10/15/2052	850	910
4.625%, 05/15/2042	65	59
Eli Lilly
4.950%, 02/27/2063	2,769	2,753
4.875%, 02/27/2053	2,373	2,369
3.950%, 03/15/2049	3,900	3,455
GE HealthCare Technologies
6.377%, 11/22/2052 (A)	930	1,003
Gilead Sciences
4.800%, 04/01/2044	500	461
4.750%, 03/01/2046	3,797	3,430
4.500%, 02/01/2045	4,005	3,532
4.150%, 03/01/2047	2,025	1,694
2.800%, 10/01/2050	1,180	766
GlaxoSmithKline Capital
6.375%, 05/15/2038	8,439	9,535
GSK Consumer Healthcare Capital US LLC
4.000%, 03/24/2052	670	525
HCA
5.250%, 06/15/2049	1,780	1,535
4.625%, 03/15/2052 (A)	580	456
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	2,460	1,728
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,126
Humana
8.150%, 06/15/2038	1,510	1,781
4.625%, 12/01/2042	705	613
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,905	1,599
Johnson & Johnson
4.850%, 05/15/2041	5,652	5,585
3.750%, 03/03/2047	1,802	1,535
3.625%, 03/03/2037	2,790	2,464

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 01/15/2038	$3,100	$2,637
2.450%, 09/01/2060	4,550	2,789
2.250%, 09/01/2050	985	625
2.100%, 09/01/2040	1,335	916
Kaiser Foundation Hospitals
4.150%, 05/01/2047	1,790	1,575
3.266%, 11/01/2049	1,910	1,420
3.002%, 06/01/2051	3,015	2,096
2.810%, 06/01/2041	6,910	5,068
Mass General Brigham
3.765%, 07/01/2048	1,000	806
3.342%, 07/01/2060	1,015	713
3.192%, 07/01/2049	2,260	1,607
Medtronic
4.375%, 03/15/2035	2,330	2,208
Memorial Health Services
3.447%, 11/01/2049	2,900	2,182
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	233
4.125%, 07/01/2052	2,475	2,131
2.955%, 01/01/2050	489	336
Merck
4.150%, 05/18/2043	2,700	2,411
4.000%, 03/07/2049	550	470
3.900%, 03/07/2039	3,435	3,007
3.700%, 02/10/2045	7,880	6,486
3.600%, 09/15/2042	750	612
2.900%, 12/10/2061	2,286	1,466
2.750%, 12/10/2051	2,215	1,481
2.350%, 06/24/2040	360	250
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,265
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,700	2,129
MyMichigan Health
3.409%, 06/01/2050	2,220	1,570
Nationwide Children's Hospital
4.556%, 11/01/2052	355	329
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,477
4.063%, 08/01/2056	2,300	1,928
Northwell Healthcare
4.260%, 11/01/2047	680	562
Novant Health
3.168%, 11/01/2051	2,330	1,642
Novartis Capital
4.400%, 05/06/2044	560	519
4.000%, 11/20/2045	4,325	3,778
2.750%, 08/14/2050	2,689	1,868
NYU Langone Hospitals
5.750%, 07/01/2043	1,765	1,852
4.368%, 07/01/2047	1,685	1,470

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.380%, 07/01/2055	$2,805	$1,994
OhioHealth
3.042%, 11/15/2050	1,462	1,062
Orlando Health Obligated Group
3.327%, 10/01/2050	780	561
PeaceHealth Obligated Group
3.218%, 11/15/2050	5,015	3,431
PerkinElmer
3.625%, 03/15/2051	325	224
Pfizer
5.600%, 09/15/2040	808	848
4.400%, 05/15/2044	3,075	2,842
4.300%, 06/15/2043	3,520	3,209
4.200%, 09/15/2048	1,395	1,244
4.100%, 09/15/2038	1,900	1,717
4.000%, 12/15/2036	2,366	2,164
4.000%, 03/15/2049	1,765	1,530
3.900%, 03/15/2039	2,100	1,832
2.550%, 05/28/2040	575	416
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,140
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,187
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	598
Roche Holdings
2.607%, 12/13/2051 (A)	700	460
RWJ Barnabas Health
3.949%, 07/01/2046	50	41
Sentara Healthcare
2.927%, 11/01/2051	805	547
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,551
Sharp HealthCare
2.680%, 08/01/2050	1,500	933
Stanford Health Care
3.795%, 11/15/2048	5,347	4,362
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	234
Thermo Fisher Scientific
2.800%, 10/15/2041	110	79
Trinity Health
4.125%, 12/01/2045	2,392	2,072
UnitedHealth Group
6.875%, 02/15/2038	2,005	2,322
6.625%, 11/15/2037	1,080	1,217
6.500%, 06/15/2037	1,220	1,353
6.050%, 02/15/2063	1,625	1,778
5.950%, 02/15/2041	1,265	1,342
5.875%, 02/15/2053	5,536	5,972
5.800%, 03/15/2036	875	916

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.700%, 10/15/2040	$385	$403
4.750%, 07/15/2045	6,970	6,549
4.750%, 05/15/2052	5,475	5,027
4.625%, 07/15/2035	1,090	1,044
4.450%, 12/15/2048	12,274	10,905
4.375%, 03/15/2042	30	27
4.250%, 03/15/2043	801	705
4.250%, 04/15/2047	3,155	2,733
4.250%, 06/15/2048	8,000	6,923
4.200%, 01/15/2047	1,477	1,276
3.950%, 10/15/2042	930	796
3.750%, 10/15/2047	785	627
3.700%, 08/15/2049	1,726	1,353
3.500%, 08/15/2039	4,395	3,589
3.250%, 05/15/2051	4,365	3,126
3.050%, 05/15/2041	3,170	2,382
2.900%, 05/15/2050	1,780	1,206
2.300%, 05/15/2031	2,835	2,337
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	592
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,795	1,648
Wyeth LLC
6.500%, 02/01/2034	1,955	2,177
5.950%, 04/01/2037	17,229	18,472

		350,634

Industrials — 6.3%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	1,535	1,228
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	308	292
Airbus
3.950%, 04/10/2047 (A)	2,500	2,089
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	2,634	2,349
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,200	795
Boeing
5.930%, 05/01/2060	815	761
5.805%, 05/01/2050	4,910	4,671
5.705%, 05/01/2040	360	343
5.150%, 05/01/2030	1,105	1,069
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,375	1,348
4.900%, 04/01/2044	7,841	7,376
4.550%, 09/01/2044	3,935	3,556
4.450%, 03/15/2043	560	499
4.450%, 01/15/2053	4,329	3,851

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 03/15/2042	$2,825	$2,518
4.375%, 09/01/2042	265	236
4.150%, 04/01/2045	7,815	6,650
4.050%, 06/15/2048	2,695	2,257
3.300%, 09/15/2051	1,150	837
2.875%, 06/15/2052	4,310	2,890
Canadian National Railway
6.200%, 06/01/2036	6,610	7,135
4.500%, 11/07/2043	1,720	1,457
4.400%, 08/05/2052	3,285	2,929
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,436
Caterpillar
4.750%, 05/15/2064	480	453
Crane Holdings
4.200%, 03/15/2048	775	567
Cummins
2.600%, 09/01/2050	3,535	2,233
Deere
3.900%, 06/09/2042	2,240	1,980
3.750%, 04/15/2050	1,370	1,168
2.875%, 09/07/2049	1,795	1,298
Emerson Electric
2.800%, 12/21/2051	4,841	3,119
2.750%, 10/15/2050	820	527
FedEx
5.250%, 05/15/2050	1,160	1,076
Ford Foundation
2.815%, 06/01/2070	900	550
General Dynamics
4.250%, 04/01/2040	2,580	2,342
4.250%, 04/01/2050	2,040	1,821
Georgia-Pacific LLC
8.875%, 05/15/2031	475	579
7.250%, 06/01/2028	330	357
Lockheed Martin
5.900%, 11/15/2063	3,285	3,626
5.700%, 11/15/2054	1,710	1,851
4.700%, 05/15/2046	550	520
4.300%, 06/15/2062	2,676	2,317
4.090%, 09/15/2052	6,647	5,708
4.070%, 12/15/2042	7,036	6,150
2.800%, 06/15/2050	3,620	2,500
Nature Conservancy
3.957%, 03/01/2052	2,220	1,801
Norfolk Southern
5.100%, 08/01/2118	1,900	1,623
4.837%, 10/01/2041	2,600	2,366
4.050%, 08/15/2052	876	697
3.700%, 03/15/2053	500	372
Parker-Hannifin
4.100%, 03/01/2047	2,404	1,992

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 06/14/2049	$361	$290
Raytheon Technologies
6.125%, 07/15/2038	295	314
5.375%, 02/27/2053	350	352
4.625%, 11/16/2048	415	377
4.500%, 06/01/2042	6,097	5,481
3.750%, 11/01/2046	2,039	1,605
3.030%, 03/15/2052	150	104
Rockefeller Foundation
2.492%, 10/01/2050	3,115	2,047
Rockwell Automation
4.200%, 03/01/2049	740	651
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	7,440	5,559
Snap-on
4.100%, 03/01/2048	1,786	1,540
TTX
4.600%, 02/01/2049 (A)	1,642	1,465
Union Pacific
3.875%, 02/01/2055	2,175	1,712
3.839%, 03/20/2060	10,024	7,644
3.799%, 10/01/2051	435	346
3.750%, 02/05/2070	1,200	874
3.500%, 02/14/2053	7,800	5,841
3.375%, 02/14/2042	785	617
2.973%, 09/16/2062	3,215	2,017
2.950%, 03/10/2052	14,417	9,700
Union Pacific MTN
3.550%, 08/15/2039	900	737
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	944	851
United Parcel Service
7.620%, 04/01/2030 (C)	710	816
6.200%, 01/15/2038	4,172	4,613
5.300%, 04/01/2050	2,560	2,644
5.200%, 04/01/2040	725	730
5.050%, 03/03/2053	6,164	6,086
3.625%, 10/01/2042	1,270	1,050
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	499	498
Waste Connections
2.950%, 01/15/2052	500	328
WW Grainger
4.600%, 06/15/2045	1,328	1,222
4.200%, 05/15/2047	2,738	2,350

		178,626

Information Technology — 8.9%
Analog Devices
2.950%, 10/01/2051	7,004	4,819

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 10/01/2041	$4,465	$3,239
Apple
4.650%, 02/23/2046	11,080	10,549
4.375%, 05/13/2045	13,243	12,162
3.850%, 05/04/2043	4,905	4,218
3.850%, 08/04/2046	15,680	13,255
3.750%, 09/12/2047	7,050	5,899
3.750%, 11/13/2047	165	138
3.450%, 02/09/2045	12,470	10,091
2.950%, 09/11/2049	20	14
2.850%, 08/05/2061	2,770	1,800
2.800%, 02/08/2061	845	542
2.700%, 08/05/2051	3,465	2,320
2.650%, 05/11/2050	1,000	672
2.650%, 02/08/2051	11,380	7,590
2.375%, 02/08/2041	1,500	1,060
Applied Materials
4.350%, 04/01/2047	1,521	1,366
Broadcom
3.137%, 11/15/2035 (A)	1,500	1,106
2.600%, 02/15/2033 (A)	200	151
Cisco Systems
5.900%, 02/15/2039	3,985	4,359
5.500%, 01/15/2040	2,094	2,201
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	2,772
Fidelity National Information Services
5.625%, 07/15/2052	1,150	1,074
Fiserv
4.400%, 07/01/2049	500	404
Global Payments
5.950%, 08/15/2052	1,255	1,160
Intel
5.900%, 02/10/2063	1,220	1,201
5.700%, 02/10/2053	5,205	5,086
5.625%, 02/10/2043	625	610
5.050%, 08/05/2062	1,570	1,375
4.900%, 08/05/2052	8,235	7,302
4.750%, 03/25/2050	1,825	1,580
4.600%, 03/25/2040	2,270	2,038
4.100%, 05/19/2046	2,319	1,867
4.100%, 05/11/2047	1,786	1,432
3.734%, 12/08/2047	11,130	8,225
3.250%, 11/15/2049	3,575	2,387
International Business Machines
4.900%, 07/27/2052	435	391
4.250%, 05/15/2049	3,725	3,079
4.150%, 05/15/2039	530	449
4.000%, 06/20/2042	1,740	1,423
KLA
4.950%, 07/15/2052	5,632	5,326

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kyndryl Holdings
4.100%, 10/15/2041	$850	$574
Lam Research
2.875%, 06/15/2050	2,873	1,917
Mastercard
3.950%, 02/26/2048	1,270	1,096
3.850%, 03/26/2050	7,521	6,335
3.650%, 06/01/2049	720	587
Microsoft
3.700%, 08/08/2046	3,493	2,983
3.500%, 02/12/2035	1,261	1,141
3.450%, 08/08/2036	3,725	3,263
3.041%, 03/17/2062	11,948	8,369
2.921%, 03/17/2052	20,694	14,888
2.675%, 06/01/2060	5,490	3,557
2.525%, 06/01/2050	26,042	17,391
NVIDIA
3.500%, 04/01/2040	2,810	2,310
3.500%, 04/01/2050	2,400	1,861
Oracle
6.900%, 11/09/2052	1,505	1,625
5.550%, 02/06/2053	1,855	1,700
4.375%, 05/15/2055	1,610	1,221
4.125%, 05/15/2045	2,570	1,933
4.000%, 07/15/2046	4,164	3,040
3.950%, 03/25/2051	1,422	1,021
3.800%, 11/15/2037	4,215	3,337
3.650%, 03/25/2041	415	306
3.600%, 04/01/2040	4,893	3,612
3.600%, 04/01/2050	200	135
PayPal Holdings
5.050%, 06/01/2052	325	296
3.250%, 06/01/2050	2,000	1,383
QUALCOMM
4.500%, 05/20/2052	2,380	2,118
4.300%, 05/20/2047	4,960	4,337
Salesforce
3.050%, 07/15/2061	4,390	2,815
2.900%, 07/15/2051	4,600	3,095
2.700%, 07/15/2041	2,090	1,477
Texas Instruments
4.150%, 05/15/2048	7,452	6,611
TSMC Arizona
3.250%, 10/25/2051	1,950	1,472
Visa
4.300%, 12/14/2045	9,215	8,317
4.150%, 12/14/2035	1,085	1,021
2.700%, 04/15/2040	935	700
2.000%, 08/15/2050	5,410	3,208

		257,784

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 1.0%
Barrick North America Finance LLC
5.750%, 05/01/2043	$1,570	$1,580
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,283
BHP Billiton Finance USA
6.420%, 03/01/2026	1,320	1,367
5.000%, 09/30/2043	6,220	6,033
Dow Chemical
6.900%, 05/15/2053	535	598
Ecolab
2.750%, 08/18/2055	2,757	1,698
2.700%, 12/15/2051	11,215	7,129
International Flavors & Fragrances
3.268%, 11/15/2040 (A)	490	336
International Flavors and Fragrances
5.000%, 09/26/2048	360	298
3.468%, 12/01/2050 (A)	2,990	1,966
Packaging Corp of America
3.050%, 10/01/2051	440	288
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,496
2.750%, 11/02/2051	4,135	2,724
Sherwin-Williams
2.900%, 03/15/2052	250	154
Vale Overseas
6.875%, 11/21/2036	555	569

		28,519

Real Estate — 1.0%
Alexandria Real Estate Equities
5.150%, 04/15/2053	665	617
4.850%, 04/15/2049	210	183
3.550%, 03/15/2052	790	566
2.950%, 03/15/2034	225	181
American Homes 4 Rent
4.300%, 04/15/2052	1,445	1,107
3.375%, 07/15/2051	300	195
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2023 (A)	2,774	2,770
AvalonBay Communities MTN
4.350%, 04/15/2048	220	184
Crown Castle
4.150%, 07/01/2050	500	385
3.250%, 01/15/2051	100	66
ERP Operating
4.500%, 06/01/2045	900	771
Kilroy Realty
2.650%, 11/15/2033	455	312
Kimco Realty OP LLC
3.700%, 10/01/2049	1,525	1,081

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Health Properties MTN
6.900%, 10/01/2037	$1,600	$1,681
Prologis
3.000%, 04/15/2050	65	44
2.125%, 10/15/2050	1,080	608
Realty Income
4.650%, 03/15/2047	1,193	1,088
1.800%, 03/15/2033	1,630	1,189
Regency Centers LP
4.650%, 03/15/2049	1,366	1,125
4.400%, 02/01/2047	500	401
Scentre Group Trust 2
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.685%, 09/24/2080 (A)(B)	1,880	1,645
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)(B)	1,250	1,147
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,629
4.250%, 11/30/2046	2,335	1,884
3.800%, 07/15/2050	1,400	1,052
3.250%, 09/13/2049	2,330	1,611
Ventas Realty
5.700%, 09/30/2043	850	799
VICI Properties
5.625%, 05/15/2052	1,320	1,169
Welltower OP LLC
5.125%, 03/15/2043	1,085	936
Weyerhaeuser
4.000%, 03/09/2052	1,020	797

		28,223

Utilities — 16.1%
AEP Transmission LLC
4.000%, 12/01/2046	5,703	4,606
3.800%, 06/15/2049	1,920	1,530
3.650%, 04/01/2050	1,470	1,133
3.150%, 09/15/2049	1,760	1,233
2.750%, 08/15/2051	405	260
Alabama Power
5.500%, 03/15/2041	648	630
5.200%, 06/01/2041	155	146
4.300%, 07/15/2048	1,420	1,197
3.850%, 12/01/2042	5,809	4,681
3.700%, 12/01/2047	1,500	1,153
Ameren Illinois
5.900%, 12/01/2052	1,032	1,120
3.700%, 12/01/2047	4,500	3,574
3.250%, 03/15/2050	50	36
2.900%, 06/15/2051	3,724	2,481

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Transmission Systems
5.000%, 09/01/2044 (A)	$400	$368
American Water Capital
3.750%, 09/01/2047	1,475	1,150
3.450%, 05/01/2050	150	111
Appalachian Power
6.700%, 08/15/2037	50	53
5.800%, 10/01/2035	125	124
4.500%, 03/01/2049	700	588
Arizona Public Service
5.050%, 09/01/2041	50	45
4.500%, 04/01/2042	312	260
4.350%, 11/15/2045	1,735	1,398
4.250%, 03/01/2049	450	354
4.200%, 08/15/2048	1,200	943
Atmos Energy
4.125%, 10/15/2044	2,805	2,346
Avista
4.350%, 06/01/2048	1,470	1,260
4.000%, 04/01/2052	1,375	1,104
Baltimore Gas and Electric
5.200%, 06/15/2033	1,270	1,248
3.500%, 08/15/2046	4,995	3,757
2.900%, 06/15/2050	1,125	752
Berkshire Hathaway Energy
4.600%, 05/01/2053	1,320	1,155
4.450%, 01/15/2049	2,770	2,391
4.250%, 10/15/2050	5,080	4,203
3.800%, 07/15/2048	11,090	8,564
Black Hills
4.200%, 09/15/2046	1,135	876
Boston Gas
4.487%, 02/15/2042 (A)	250	208
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	445
4.250%, 02/01/2049	1,760	1,533
3.950%, 03/01/2048	500	411
3.600%, 03/01/2052	820	636
3.350%, 04/01/2051	695	513
2.900%, 07/01/2050	915	621
Commonwealth Edison
5.300%, 02/01/2053	940	934
4.700%, 01/15/2044	5,643	5,152
4.600%, 08/15/2043	2,070	1,879
4.000%, 03/01/2048	2,515	2,063
4.000%, 03/01/2049	1,225	996
3.750%, 08/15/2047	2,745	2,151
3.700%, 03/01/2045	6,780	5,262
3.125%, 03/15/2051	3,860	2,668
Connecticut Light & Power
4.150%, 06/01/2045	3,110	2,621
4.000%, 04/01/2048	2,712	2,275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Connecticut Light and Power
5.250%, 01/15/2053	$1,250	$1,249
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,125
6.200%, 06/15/2036	65	68
6.150%, 11/15/2052	2,430	2,598
5.700%, 06/15/2040	40	40
4.500%, 05/15/2058	930	772
3.950%, 03/01/2043	6,480	5,250
3.950%, 04/01/2050	1,940	1,533
3.875%, 06/15/2047	5,147	4,008
3.850%, 06/15/2046	3,427	2,642
3.700%, 11/15/2059	850	616
3.000%, 12/01/2060	1,700	1,049
Consumers Energy
4.350%, 04/15/2049	4,823	4,204
4.200%, 09/01/2052	790	671
3.500%, 08/01/2051	1,260	958
2.500%, 05/01/2060	650	365
Dominion Energy
5.250%, 08/01/2033	20	19
4.600%, 03/15/2049	1,754	1,491
Dominion Energy South Carolina
5.100%, 06/01/2065	1,230	1,174
DTE Electric
5.400%, 04/01/2053	770	776
3.950%, 06/15/2042	80	64
3.700%, 03/15/2045	4,370	3,477
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	119
6.050%, 04/15/2038	2,285	2,432
6.000%, 01/15/2038	2,166	2,304
5.350%, 01/15/2053	1,232	1,214
5.300%, 02/15/2040	6,675	6,512
4.250%, 12/15/2041	6,685	5,752
4.000%, 09/30/2042	11,375	9,355
3.875%, 03/15/2046	1,570	1,228
3.550%, 03/15/2052	725	540
Duke Energy Florida LLC
6.400%, 06/15/2038	2,420	2,679
5.950%, 11/15/2052	1,806	1,926
3.400%, 10/01/2046	2,080	1,488
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,010	3,202
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,617
6.350%, 08/15/2038	1,595	1,744
4.900%, 07/15/2043	845	781
3.750%, 05/15/2046	750	576
3.250%, 10/01/2049	3,110	2,206
2.750%, 04/01/2050	1,885	1,181

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Ohio
4.300%, 02/01/2049	$680	$558
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,473
4.200%, 08/15/2045	3,595	2,993
4.150%, 12/01/2044	975	809
4.100%, 03/15/2043	860	717
3.600%, 09/15/2047	1,850	1,392
East Ohio Gas
3.000%, 06/15/2050 (A)	1,415	909
Electricite de France
6.000%, 01/22/2114 (A)	417	379
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,011
Entergy Arkansas LLC
4.200%, 04/01/2049	1,675	1,399
3.350%, 06/15/2052	2,825	2,002
Entergy Louisiana LLC
4.200%, 09/01/2048	1,030	861
4.200%, 04/01/2050	1,445	1,194
4.000%, 03/15/2033	1,300	1,171
3.100%, 06/15/2041	3,475	2,602
2.900%, 03/15/2051	3,840	2,507
Entergy Texas
3.550%, 09/30/2049	1,440	1,045
Essential Utilities
5.300%, 05/01/2052	900	851
4.276%, 05/01/2049	2,420	1,973
Evergy Kansas Central
3.450%, 04/15/2050	930	682
Evergy Metro
5.300%, 10/01/2041	150	145
4.200%, 06/15/2047	500	411
4.200%, 03/15/2048	1,000	824
Exelon
4.950%, 06/15/2035	1,455	1,379
4.700%, 04/15/2050	700	609
Florida Power & Light
5.960%, 04/01/2039	2,310	2,467
5.690%, 03/01/2040	4,978	5,207
5.650%, 02/01/2037	1,000	1,017
4.050%, 06/01/2042	2,960	2,511
4.050%, 10/01/2044	2,065	1,739
3.950%, 03/01/2048	3,020	2,470
3.800%, 12/15/2042	3,605	2,934
3.700%, 12/01/2047	1,900	1,504
2.450%, 02/03/2032	4,950	4,070
Georgia Power
4.300%, 03/15/2042	6,910	5,803
3.700%, 01/30/2050	3,335	2,469
Gulf Power
4.550%, 10/01/2044	700	621

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Idaho Power
4.200%, 03/01/2048	$1,655	$1,383
Indiana Michigan Power
4.550%, 03/15/2046	780	663
4.250%, 08/15/2048	1,120	920
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,485
International Transmission
4.625%, 08/15/2043	2,525	2,206
Jersey Central Power & Light
6.150%, 06/01/2037	775	785
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,087	3,904
Kentucky Utilities
3.300%, 06/01/2050	710	501
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,048
MidAmerican Energy
4.800%, 09/15/2043	5,260	4,896
4.400%, 10/15/2044	5,195	4,601
4.250%, 05/01/2046	1,675	1,426
3.950%, 08/01/2047	585	485
3.650%, 08/01/2048	3,175	2,462
3.150%, 04/15/2050	2,025	1,444
MidAmerican Energy MTN
5.800%, 10/15/2036	635	669
5.750%, 11/01/2035	640	662
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	800
National Rural Utilities Cooperative Finance
5.800%, 01/15/2033	1,325	1,364
4.400%, 11/01/2048	2,250	1,919
4.300%, 03/15/2049	3,643	3,100
4.023%, 11/01/2032	412	372
Nevada Power
5.900%, 05/01/2053	1,180	1,267
Niagara Mohawk Power
5.783%, 09/16/2052 (A)	575	582
4.278%, 10/01/2034 (A)	2,303	2,043
4.119%, 11/28/2042 (A)	2,000	1,605
3.025%, 06/27/2050 (A)	500	327
NiSource
5.800%, 02/01/2042	900	869
Northern States Power
6.250%, 06/01/2036	5,255	5,623
6.200%, 07/01/2037	4,450	4,746
4.500%, 06/01/2052	1,470	1,327
3.600%, 05/15/2046	500	383
3.400%, 08/15/2042	214	167
3.200%, 04/01/2052	835	596
NSTAR Electric
4.950%, 09/15/2052	1,859	1,775

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.550%, 06/01/2052	$565	$509
3.100%, 06/01/2051	2,625	1,832
Oglethorpe Power
5.375%, 11/01/2040	1,880	1,735
5.250%, 09/01/2050	835	757
4.500%, 04/01/2047 (A)	1,255	1,024
4.250%, 04/01/2046	1,400	1,056
4.200%, 12/01/2042	3,055	2,349
Ohio Edison
8.250%, 10/15/2038	655	780
Oncor Electric Delivery LLC
5.350%, 10/01/2052	821	832
5.300%, 06/01/2042	424	425
5.250%, 09/30/2040	3,696	3,674
4.950%, 09/15/2052	530	507
4.600%, 06/01/2052	400	364
4.550%, 12/01/2041	3,850	3,527
4.100%, 11/15/2048	750	637
3.800%, 06/01/2049	4,650	3,738
3.700%, 05/15/2050	1,570	1,236
3.100%, 09/15/2049	75	53
2.700%, 11/15/2051	2,125	1,383
Pacific Gas and Electric
6.750%, 01/15/2053	3,400	3,379
4.500%, 07/01/2040	1,275	999
4.450%, 04/15/2042	1,465	1,107
4.200%, 06/01/2041	505	379
3.750%, 08/15/2042	95	66
PacifiCorp
6.250%, 10/15/2037	3,760	4,044
6.000%, 01/15/2039	5,015	5,236
5.350%, 12/01/2053	1,900	1,874
4.100%, 02/01/2042	2,010	1,709
3.300%, 03/15/2051	820	586
2.900%, 06/15/2052	1,900	1,259
PECO Energy
4.800%, 10/15/2043	1,505	1,374
4.600%, 05/15/2052	1,435	1,301
3.050%, 03/15/2051	1,919	1,306
Pennsylvania Electric
6.150%, 10/01/2038	100	99
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,152
3.640%, 11/01/2046	1,300	925
PPL Electric Utilities
5.250%, 05/15/2053	505	498
4.750%, 07/15/2043	3,600	3,287
4.125%, 06/15/2044	3,025	2,533
3.950%, 06/01/2047	2,425	2,019
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,935
4.150%, 11/01/2045	2,106	1,736

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.050%, 05/01/2048	$2,176	$1,870
4.000%, 06/01/2044	945	766
3.800%, 03/01/2046	900	721
3.650%, 09/01/2042	1,330	1,070
3.600%, 12/01/2047	3,870	2,992
3.200%, 08/01/2049	3,825	2,788
Public Service of Colorado
6.500%, 08/01/2038	40	44
6.250%, 09/01/2037	1,275	1,380
4.750%, 08/15/2041	40	36
4.500%, 06/01/2052	3,360	2,996
4.300%, 03/15/2044	1,470	1,273
4.100%, 06/15/2048	475	394
4.050%, 09/15/2049	1,540	1,264
3.950%, 03/15/2043	4,500	3,630
3.200%, 03/01/2050	1,225	880
Public Service of New Hampshire
5.150%, 01/15/2053	425	420
3.600%, 07/01/2049	1,705	1,310
Puget Sound Energy
5.795%, 03/15/2040	130	132
4.223%, 06/15/2048	2,470	2,073
2.893%, 09/15/2051	2,315	1,512
San Diego Gas & Electric
6.000%, 06/01/2026	340	349
4.100%, 06/15/2049	1,340	1,088
3.750%, 06/01/2047	2,380	1,852
3.320%, 04/15/2050	4,654	3,321
Sempra Energy
4.000%, 02/01/2048	887	688
Southern California Edison
5.950%, 02/01/2038	280	285
4.650%, 10/01/2043	2,480	2,155
4.125%, 03/01/2048	4,320	3,432
4.050%, 03/15/2042	5,355	4,309
4.000%, 04/01/2047	2,705	2,120
3.650%, 02/01/2050	370	272
Southern California Gas
6.350%, 11/15/2052	1,485	1,625
4.300%, 01/15/2049	1,275	1,044
4.125%, 06/01/2048	2,865	2,285
3.750%, 09/15/2042	2,390	1,860
Southern Gas Capital
5.875%, 03/15/2041	100	101
4.400%, 06/01/2043	825	678
4.400%, 05/30/2047	50	40
3.950%, 10/01/2046	800	600
Southwest Gas
3.180%, 08/15/2051	1,065	677
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,228
3.850%, 02/01/2048	3,860	2,914

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 11/01/2051	$300	$202
Southwestern Public Service
5.150%, 06/01/2052	440	414
4.500%, 08/15/2041	8,995	7,848
3.700%, 08/15/2047	1,060	807
Tampa Electric
4.350%, 05/15/2044	1,225	1,030
3.625%, 06/15/2050	1,744	1,291
3.450%, 03/15/2051	600	428
Tucson Electric Power
4.850%, 12/01/2048	1,875	1,649
4.000%, 06/15/2050	235	184
3.250%, 05/01/2051	1,500	1,011
Union Electric
5.450%, 03/15/2053	1,925	1,925
Virginia Electric and Power
8.875%, 11/15/2038	1,982	2,656
6.350%, 11/30/2037	2,525	2,702
4.650%, 08/15/2043	6,145	5,437
4.600%, 12/01/2048	3,310	2,863
4.450%, 02/15/2044	4,950	4,258
4.000%, 01/15/2043	300	246
4.000%, 11/15/2046	1,108	878
2.950%, 11/15/2051	400	264
2.450%, 12/15/2050	540	320
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	1,744
Wisconsin Power & Light
4.100%, 10/15/2044	325	255
3.650%, 04/01/2050	360	267
Wisconsin Public Service
2.850%, 12/01/2051	800	524
Xcel Energy
4.800%, 09/15/2041	1,907	1,708

		461,922

Total Corporate Obligations
(Cost $2,998,247) ($ Thousands)		2,489,112

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bills
4.645%, 07/06/2023 (D)	2,310	2,271
4.544%, 05/25/2023 (D)	2,755	2,725
U.S. Treasury Bonds
4.000%, 11/15/2042	11,530	11,366
4.000%, 11/15/2052	60,902	61,987
3.875%, 02/15/2043	14,820	14,378
3.625%, 02/15/2053	4,970	4,732
3.375%, 08/15/2042	22,403	20,170
3.250%, 05/15/2042	23,170	20,479

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.000%, 08/15/2052	$9,529	$8,010
2.875%, 05/15/2052	17,930	14,682
2.375%, 02/15/2042	12,802	9,854
1.750%, 08/15/2041	7,610	5,273
U.S. Treasury Notes
4.125%, 11/15/2032	3,770	3,830
3.500%, 02/15/2033	2,100	2,031

Total U.S. Treasury Obligations
(Cost $185,552) ($ Thousands)		181,788

MUNICIPAL BONDS — 5.7%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
2.650%, 09/01/2037	1,075	830

California — 2.7%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,524
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	2,070
2.719%, 11/01/2052	890	621
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,184
7.600%, 11/01/2040	385	497
7.550%, 04/01/2039	1,535	1,962
7.500%, 04/01/2034	14,945	18,211
7.300%, 10/01/2039	9,875	12,051
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,791
3.000%, 08/15/2051	390	279
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,380
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,020
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,289
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	577
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,245
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,628

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	$1,225	$1,289
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	3,950	4,446
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	2,395	2,222
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,995	1,381
3.006%, 05/15/2050	2,005	1,410
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,146
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	507
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,099
San Francisco, Public Utilities Commission, Water Revenue, Ser E, RB
2.825%, 11/01/2041	835	650
San Jose, Redevelopment Agency, Ser A-T, TA
3.375%, 08/01/2034	1,250	1,109
University of California, RB
5.946%, 05/15/2045	4,795	5,278
University of California, Ser AP, RB
3.931%, 05/15/2045	950	860
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	952
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	902

		75,580

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	485

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	1,369	1,121

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	$2,016	$2,090
6.637%, 04/01/2057	136	149

		2,239

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	3,449

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,850

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
2.814%, 07/01/2040	890	676

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,190
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,451
Massachusetts State, School Building Authority, Sub-Ser A, RB
2.500%, 02/15/2037	1,120	844
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	820

		6,305

Michigan — 0.1%
University of Michigan, Ser C, RB
3.599%, 04/01/2047	2,525	2,162

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	538

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	3,004

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	$1,000	$883

		3,887

New York — 1.0%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	244
4.458%, 10/01/2062	2,690	2,453
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	466
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,430
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	849
5.882%, 06/15/2044	500	562
5.724%, 06/15/2042	3,720	4,089
5.440%, 06/15/2043	3,000	3,196
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.572%, 11/01/2038	2,475	2,537
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,820	3,970
5.508%, 08/01/2037	1,890	1,943
New York State, Dormitory Authority, RB
5.628%, 03/15/2039	1,385	1,447
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	3,471
New York State, Urban Development, RB
5.770%, 03/15/2039	1,970	2,031
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035	810	643

		29,331

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	362
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	2,265	2,261
Ohio State University, Ser A, RB
4.048%, 12/01/2056	1,650	1,397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	$970	$796

		4,816

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	2,613

Texas — 0.9%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,491
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,520	3,763
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	343
Houston, GO
3.961%, 03/01/2047	1,500	1,311
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	315	390
North Texas, Tollway Authority, RB
3.079%, 01/01/2042	1,170	877
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	2,800	3,082
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,925	4,216
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	4,540	4,778
University of Texas, Ser B, RB
2.439%, 08/15/2049	2,220	1,482

		22,733

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	455

Washington — 0.1%
Washington State, Build America Project, GO
5.140%, 08/01/2040	2,495	2,559

Total Municipal Bonds
(Cost $185,155) ($ Thousands)		162,629

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.4%

Chile Government International Bond
3.500%, 01/25/2050	$1,930	$1,388
3.100%, 05/07/2041	6,580	4,778
Indonesia Government International Bond
3.700%, 10/30/2049	1,530	1,203
Israel Government International Bond
4.125%, 01/17/2048	1,265	1,068
3.875%, 07/03/2050	3,255	2,614
Mexico Government International Bond MTN
4.750%, 03/08/2044	490	406

Total Sovereign Debt
(Cost $15,138) ($ Thousands)		11,457

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	23,497,066	23,497

Total Cash Equivalent
(Cost $23,497) ($ Thousands)		23,497

Total Investments in Securities — 99.9%
(Cost $3,407,589) ($ Thousands)		$2,868,483

The list of open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	43	Jun-2023	$8,786	$8,760	$(26)
U.S. 5-Year Treasury Notes	1,049	Jun-2023	113,028	112,301	(727)
U.S. 10-Year Treasury Notes	14	Jun-2023	1,562	1,563	1
U.S. Long Treasury Bond	125	Jun-2023	15,723	15,652	(71)
U.S. Ultra Long Treasury Bond	164	Jun-2023	22,250	22,150	(100)
Ultra 10-Year U.S. Treasury Notes	197	Jun-2023	23,110	23,086	(24)
			184,459	183,512	(947)
Short Contracts
U.S. Long Treasury Bond	(97)	Jun-2023	$(12,192)	$(12,146)	$46
U.S. Ultra Long Treasury Bond	(60)	Jun-2023	(8,108)	(8,104)	4
Ultra 10-Year U.S. Treasury Notes	(341)	Jun-2023	(39,832)	(39,961)	(129)
			(60,132)	(60,211)	(79)
			$124,327	$123,301	$(1,026)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Long Duration Credit Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	1.0255	Semi-Annually	07/24/2025	USD	12,660	$(905)	$–	$(905)
3 MONTH USD - LIBOR	1.0355%	Semi-Annually	07/24/2025	USD	9,375	(668)	–	(668)
3 MONTH USD - LIBOR	1.0725	Semi-Annually	07/24/2025	USD	6,330	(447)	–	(447)
FLOATING	1.39% FIXED	Semi-Annually	09/28/2025	USD	14,240	(871)	–	(871)
1.7725%	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	1,060	333	–	333
1.785%	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	780	244	–	244
1.8075	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	530	163	–	163
1.87% FIXED	3-MONTH USD - LIBOR	Semi-Annually	09/28/2053	USD	1,215	353	–	353
						$(1,798)	$–	$(1,798)

Percentages are based on Net Assets of $2,871,819 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $192,654 ($ Thousands), representing 6.7% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$18,516	$1,141,728	($1,136,747)	$—	$—	$23,497	$579	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 34.2%
Communication Services — 1.3%
AT&T
5.539%, 02/20/2026	$300	$299
Take-Two Interactive Software
3.300%, 03/28/2024	550	537
Verizon Communications
5.233%, SOFRINDX + 0.790%, 03/20/2026 (A)	1,200	1,202
4.953%, SOFRINDX + 0.500%, 03/22/2024 (A)	1,200	1,199
Warnermedia Holdings
3.428%, 03/15/2024 (B)	1,320	1,288

		4,525

Consumer Discretionary — 3.6%
Daimler Truck Finance North America LLC
5.493%, U.S. SOFR + 1.000%, 04/05/2024 (A)(B)	750	751
5.173%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	1,125	1,118
General Motors Financial
5.138%, U.S. SOFR + 0.620%, 10/15/2024 (A)	4,410	4,376
5.124%, U.S. SOFR + 0.760%, 03/08/2024 (A)	1,000	998
4.250%, 05/15/2023	800	798
1.200%, 10/15/2024	750	697
Home Depot
4.000%, 09/15/2025	60	59
Hyatt Hotels
1.300%, 10/01/2023	340	332
Hyundai Capital America MTN
0.800%, 04/03/2023 (B)	1,445	1,439
Nordstrom
2.300%, 04/08/2024	530	501
Volkswagen Group of America Finance LLC
3.125%, 05/12/2023 (B)	1,600	1,592

		12,661

Consumer Staples — 1.8%
CommonSpirit Health
4.200%, 08/01/2023	1,460	1,451
Conagra Brands
0.500%, 08/11/2023	675	660
General Mills
5.241%, 11/18/2025	285	283
GSK Consumer Healthcare Capital US LLC
3.024%, 03/24/2024 (B)	735	715
JDE Peet's
0.800%, 09/24/2024 (B)	1,000	920

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Keurig Dr Pepper
0.750%, 03/15/2024	$2,215	$2,107

		6,136

Energy — 1.7%
Enbridge
5.205%, SOFRINDX + 0.630%, 02/16/2024 (A)	1,400	1,397
Energy Transfer
5.875%, 01/15/2024	1,740	1,742
Pioneer Natural Resources
0.550%, 05/15/2023	1,010	1,000
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	1,895	1,838
Williams
5.400%, 03/02/2026	140	140

		6,117

Financials — 14.6%
American Express
0.750%, 11/03/2023	2,700	2,619
Athene Global Funding
5.275%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	1,820	1,809
5.212%, SOFRINDX + 0.715%, 01/07/2025 (A)(B)	800	786
Banco Santander
3.892%, 05/24/2024	600	587
Bank of America
5.238%, U.S. SOFR + 0.690%, 04/22/2025 (A)	1,600	1,598
Bank of America MTN
5.272%, BSBY3M + 0.430%, 05/28/2024 (A)	1,350	1,346
5.235%, U.S. SOFR + 0.660%, 02/04/2025 (A)	950	949
1.843%, U.S. SOFR + 0.670%, 02/04/2025 (A)	2,405	2,317
1.486%, U.S. SOFR + 1.460%, 05/19/2024 (A)	475	471
Bank of Nova Scotia
4.938%, U.S. SOFR + 0.380%, 07/31/2024 (A)	1,375	1,373
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (B)	350	345
4.524%, 07/13/2025 (B)	475	464
BPCE
5.029%, 01/15/2025 (B)	440	435
Brighthouse Financial Global Funding MTN
5.272%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	1,080	1,078

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
5.266%, U.S. SOFR + 0.690%, 12/06/2024 (A)	$800	$795
4.985%, U.S. SOFR + 2.160%, 07/24/2026 (A)	250	246
Citigroup
5.241%, U.S. SOFR + 0.694%, 01/25/2026 (A)	650	645
5.231%, U.S. SOFR + 0.669%, 05/01/2025 (A)	800	798
Citizens Bank
4.119%, U.S. SOFR + 1.395%, 05/23/2025 (A)	400	390
CNA Financial
7.250%, 11/15/2023	500	506
Corebridge Financial
3.500%, 04/04/2025 (B)	385	368
Credit Suisse NY
4.959%, SOFRINDX + 0.390%, 02/02/2024 (A)	3,855	3,760
0.520%, 08/09/2023	1,375	1,330
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (A)(B)	450	453
Deutsche Bank NY
5.794%, U.S. SOFR + 1.219%, 11/16/2027 (A)	1,100	1,054
5.075%, U.S. SOFR + 0.500%, 11/08/2023 (A)	1,150	1,149
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (B)	395	393
GA Global Funding Trust
4.890%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	2,275	2,226
Goldman Sachs Group
5.239%, U.S. SOFR + 0.700%, 01/24/2025 (A)	800	799
4.881%, U.S. SOFR + 0.500%, 09/10/2024 (A)	550	548
1.757%, U.S. SOFR + 0.730%, 01/24/2025 (A)	2,895	2,787
HSBC Bank Canada
0.950%, 05/14/2023 (B)	1,000	992
HSBC Holdings PLC
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (A)	400	417
5.155%, U.S. SOFR + 0.580%, 11/22/2024 (A)	825	817
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (A)	345	338

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jackson Financial
1.125%, 11/22/2023	$825	$800
JPMorgan Chase
5.422%, U.S. SOFR + 0.885%, 04/22/2027 (A)	1,600	1,586
Macquarie Group MTN
5.227%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	825	814
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	400
4.650%, 01/27/2026	590	579
Mitsubishi UFJ Financial Group
4.788%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 07/18/2025 (A)	600	592
Mizuho Financial Group
5.588%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (A)	1,200	1,199
Morgan Stanley
5.050%, U.S. SOFR + 1.295%, 01/28/2027 (A)	350	346
3.620%, U.S. SOFR + 1.160%, 04/17/2025 (A)	2,895	2,828
Nationwide Building Society
0.550%, 01/22/2024 (B)	750	716
NatWest Markets
5.105%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	1,265	1,252
Principal Life Global Funding II
4.962%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	430	430
4.955%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	900	897
Societe Generale
5.587%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	800	793
4.351%, 06/13/2025 (B)	525	513
Standard Chartered
7.776%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.100%, 11/16/2025 (A)(B)	400	413
6.170%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 01/09/2027 (A)(B)	450	454

		51,600

Health Care — 2.9%
Amgen
5.250%, 03/02/2025	275	274
Cigna Group
3.750%, 07/15/2023	2,325	2,309

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
GE HealthCare Technologies
5.550%, 11/15/2024 (B)	$500	$499
Humana
5.700%, 03/13/2026	350	350
0.650%, 08/03/2023	1,725	1,691
Illumina
5.800%, 12/12/2025	400	404
Royalty Pharma PLC
0.750%, 09/02/2023	1,450	1,414
SSM Health Care
3.688%, 06/01/2023	1,295	1,290
Thermo Fisher Scientific
5.051%, SOFRINDX + 0.530%, 10/18/2024 (A)	1,810	1,808

		10,039

Industrials — 1.2%
AerCap Ireland Capital DAC
5.153%, U.S. SOFR + 0.680%, 09/29/2023 (A)	1,325	1,319
Boeing
4.508%, 05/01/2023	1,000	999
1.950%, 02/01/2024	750	724
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	965	904
Raytheon Technologies
5.000%, 02/27/2026	115	115

		4,061

Information Technology — 2.2%
Analog Devices
4.730%, U.S. SOFR + 0.250%, 10/01/2024 (A)	590	584
Microchip Technology
0.972%, 02/15/2024	610	583
Salesforce
0.625%, 07/15/2024	2,105	1,978
Skyworks Solutions
0.900%, 06/01/2023	1,610	1,589
TD SYNNEX
1.250%, 08/09/2024	1,375	1,287
VMware
1.000%, 08/15/2024	1,950	1,822

		7,843

Materials — 0.6%
Celanese US Holdings LLC
5.900%, 07/05/2024	475	474
Martin Marietta Materials
0.650%, 07/15/2023	495	487
Nutrien
5.900%, 11/07/2024	235	236

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sherwin-Williams
4.050%, 08/08/2024	$325	$319
Vulcan Materials
5.800%, 03/01/2026	625	625

		2,141

Real Estate — 0.1%
Realty Income
5.050%, 01/13/2026	350	347

Utilities — 4.2%
American Electric Power
5.294%, ICE LIBOR USD 3 Month + 0.480%, 11/01/2023 (A)	1,430	1,427
CenterPoint Energy
5.226%, SOFRINDX + 0.650%, 05/13/2024 (A)	625	622
CenterPoint Energy Resources
5.279%, ICE LIBOR USD 3 Month + 0.500%, 03/02/2023 (A)	876	876
Edison International
3.550%, 11/15/2024	375	362
Eversource Energy
2.800%, 05/01/2023	1,155	1,150
Mississippi Power
4.763%, U.S. SOFR + 0.300%, 06/28/2024 (A)	740	730
National Rural Utilities Cooperative Finance
4.450%, 03/13/2026	550	539
NextEra Energy Capital Holdings
6.051%, 03/01/2025	255	256
Pacific Gas and Electric
3.250%, 02/16/2024	625	611
1.700%, 11/15/2023	525	510
PPL Electric Utilities
4.974%, ICE LIBOR USD 3 Month + 0.250%, 09/28/2023 (A)	1,235	1,232
Public Service Enterprise Group
0.841%, 11/08/2023	3,425	3,316
Southern California Edison
5.310%, SOFRINDX + 0.830%, 04/01/2024 (A)	1,215	1,213
Southern California Gas
5.103%, ICE LIBOR USD 3 Month + 0.350%, 09/14/2023 (A)	1,200	1,198
Tampa Electric
3.875%, 07/12/2024	475	464

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WEC Energy Group
4.750%, 01/09/2026	$350	$345

		14,851

Total Corporate Obligations
(Cost $122,152) ($ Thousands)		120,321

ASSET-BACKED SECURITIES — 25.8%
Automotive — 13.1%

American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (B)	41	41
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (B)	570	569
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	2,145	2,038
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	1,225	1,146
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	423	417
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (B)	2	2
CarMax Auto Owner Trust 2023-1, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	710	708
CarMax Auto Owner Trust, Ser 2019-3, Cl A3
2.180%, 08/15/2024	85	85
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	675	663
Carmax Auto Owner Trust, Ser 2020-3, Cl B
1.090%, 03/16/2026	1,300	1,228
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	658	636
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	429	414
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	921	860
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	22	21
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	175	161

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	$375	$341
Carvana Auto Receivables Trust, Ser 2021-N4, Cl A1
0.830%, 09/11/2028	278	269
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	118	117
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	705	671
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
4.818%, ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)(B)	330	329
CPS Auto Receivables Trust 2023-A, Ser 2023-A, Cl A
5.540%, 03/16/2026 (B)	827	826
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (B)	313	312
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	800	789
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	570	549
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	838	811
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (B)	226	226
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	501	495
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (B)	626	619
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (B)	720	718
Enterprise Fleet Financing 2022-4 LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (B)	375	377
Enterprise Fleet Financing 2023-1 LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (B)	285	285
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (B)	139	138
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	328	316

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	$1,870	$1,848
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (B)	80	79
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	147	143
Exeter Automobile Receivables Trust 2022-5, Ser 2022-5A, Cl A2
5.290%, 01/15/2025	702	702
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (B)	18	18
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	271	270
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A2
3.990%, 08/15/2024	142	142
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	180	180
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	249	237
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (B)	478	466
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (B)	249	247
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	510	495
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/2025 (B)	458	455
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	755	722
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	250	243
Flagship Credit Auto Trust, Ser 2022-2, Cl A2
3.280%, 08/15/2025 (B)	845	839
Ford Credit Auto Lease Trust 2023-A, Ser 2023-A, Cl A2A
5.190%, 06/15/2025	355	354
Ford Credit Auto Lease Trust, Ser 2021-B, Cl B
0.660%, 01/15/2025	475	456
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (B)	605	581

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust 2023-1, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (B)	$395	$393
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	238	233
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	115	113
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (B)	45	45
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	505	502
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	270	270
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A2A
3.500%, 09/16/2025	697	690
Harley-Davidson Motorcycle Trust 2023-A, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	975	974
Hyundai Auto Lease Securitization Trust 2023-A, Ser 2023-A, Cl A2A
5.200%, 04/15/2025 (B)	280	280
Hyundai Auto Lease Securitization Trust 2023-A, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (B)	335	333
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	175	167
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	175	173
LAD Auto Receivables Trust 2023-1, Ser 2023-1A, Cl A1
4.929%, 02/15/2024 (B)	1,065	1,065
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (B)	281	279
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	666	636
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A1
5.383%, 03/15/2024 (B)	363	363
Mercedes-Benz Auto Receivables Trust 2023-1, Ser 2023-1, Cl A2
5.090%, 01/15/2026	895	893

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Prestige Auto Receivables Trust, Ser 2021-1A, Cl A2
0.550%, 09/16/2024 (B)	$27	$27
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (B)	1,148	1,143
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (B)	411	410
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (B)	245	240
Santander Drive Auto Receivables Trust 2023-1, Ser 2023-1, Cl A2
5.360%, 05/15/2026	500	499
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	24	24
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	729	722
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	1,023	1,010
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	1	1
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	248	246
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	1,600	1,527
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A2
2.760%, 03/17/2025	468	467
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/2025	617	616
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/2025	105	105
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	450	444
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (B)	175	174
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (B)	270	270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A3
0.510%, 06/16/2025 (B)	$246	$244
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (B)	28	28
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (B)	805	797
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (B)	507	505
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (B)	377	377
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (B)	1,050	1,048
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	925	916
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (B)	106	105
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	485	473
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (B)	480	480
		45,961

Credit Cards — 0.6%

CARDS II Trust, Ser 2021-1A, Cl A
0.602%, 04/15/2027 (B)	1,100	1,043
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (B)	675	663
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	525	506
		2,212

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.519%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	55	55

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 12.1%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	$37	$37
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	105	103
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	740	709
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	490	475
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	245	235
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	477	468
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	444	429
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (B)	245	243
Apidos CLO XII, Ser 2018-12A, Cl AR
5.872%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(B)	925	917
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	332	294
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	254	247
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	610	590
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
5.742%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(B)	1,186	1,172
BHG Securitization Trust 2022-C, Ser 2022-C, Cl A
5.320%, 10/17/2035 (B)	163	162
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	819	777
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (B)	644	634
BSPRT Issuer, Ser 2022-FL8, Cl A
5.901%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	825	811

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carbone CLO, Ser 2017-1A, Cl A1
5.948%, ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)(B)	$350	$347
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.762%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)(B)	997	988
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.788%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(B)	1,016	1,005
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	111	108
CIFC Funding, Ser 2017-1A, Cl ARR
5.925%, ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)(B)	750	745
CIFC Funding, Ser 2018-3A, Cl AR
5.668%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(B)	742	735
CNH Equipment Trust, Ser 2019-B, Cl B
2.870%, 11/16/2026	1,050	1,049
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (B)	42	42
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	1,110	1,043
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (B)	925	894
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (B)	515	510
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	269	258
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (B)	435	432
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (B)	500	488
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	132	129
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	1,290	1,251
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	1,147	1,077
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	535	517
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (B)	475	474
John Deere Owner Trust 2023, Ser 2023-A, Cl A2
5.280%, 03/16/2026	400	400

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	$515	$504
KKR CLO 21, Ser 2018-21, Cl A
5.792%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(B)	775	768
KKR CLO, Ser 2017-11, Cl AR
5.972%, ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)(B)	750	744
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (B)	99	97
LCM XXIV, Ser 2021-24A, Cl AR
5.788%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	949	940
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
5.815%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	1,649	1,628
Magnetite VIII, Ser 2018-8A, Cl AR2
5.772%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)(B)	676	671
Marlette Funding Trust 2023-1, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (B)	705	705
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (B)	83	82
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	452	447
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (B)	213	212
MF1, Ser 2022-FL8, Cl A
5.784%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	750	740
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	185	174
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	332	302
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	834	756
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	402	348
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
5.715%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(B)	1,150	1,137
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	514	493

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2018-5A, Cl A1R
5.902%, ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)(B)	$300	$298
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
5.808%, ICE LIBOR USD 3 Month + 1.000%, 03/17/2030 (A)(B)	656	651
OHA Credit Funding 3, Ser 2021-3A, Cl XR
5.408%, ICE LIBOR USD 3 Month + 0.600%, 07/02/2035 (A)(B)	188	187
OZLM VII, Ser 2018-7RA, Cl A1R
5.802%, ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)(B)	600	595
OZLM VIII, Ser 2021-8A, Cl A1R3
5.772%, ICE LIBOR USD 3 Month + 0.980%, 10/17/2029 (A)(B)	608	602
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/2025 (B)	620	613
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (B)	150	144
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	877	853
Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Cl A
3.500%, 06/20/2035 (B)	125	123
SoFi Consumer Loan Program 2023-1S Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (B)	1,730	1,730
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	194	189
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R
5.788%, ICE LIBOR USD 3 Month + 0.980%, 10/20/2030 (A)(B)	750	738
Symphony CLO XVIII, Ser 2021-18A, Cl X
5.565%, ICE LIBOR USD 3 Month + 0.750%, 07/23/2033 (A)(B)	500	498
Symphony Static CLO I, Ser 2021-1A, Cl A
5.648%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(B)	954	943
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (B)	178	177
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	339	330
Verde CLO, Ser 2021-1A, Cl XR
5.542%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (A)(B)	88	88

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Vibrant CLO VI, Ser 2021-6A, Cl AR
5.696%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	$577	$572
Volvo Financial Equipment LLC Series, Ser 2020-1A, Cl A3
0.510%, 10/15/2024 (B)	264	260
Voya CLO, Ser 2017-1A, Cl A1R
5.695%, ICE LIBOR USD 3 Month + 0.900%, 01/18/2029 (A)(B)	496	492
Voya CLO, Ser 2018-2A, Cl A1R
5.891%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	950	940
		42,566

Total Asset-Backed Securities
(Cost $92,668) ($ Thousands)		90,794

MORTGAGE-BACKED SECURITIES — 19.2%
Agency Mortgage-Backed Obligations — 5.2%
FHLMC
5.125%, 01/27/2025	950	941
5.080%, 10/25/2024	1,800	1,785
4.050%, 07/21/2025 to 08/28/2025	3,540	3,448
4.000%, 12/30/2024 to 02/28/2025	3,420	3,340
2.250%, 03/25/2025	2,150	2,032
FHLMC ARM
3.680%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.087%, 02/01/2030(A)	5	5
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	233	223
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	158	154
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	90	87
FHLMC CMO, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	47	47
FHLMC CMO, Ser 2017-4721, Cl HV
3.500%, 09/15/2030	218	216
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	327	318
FHLMC Multifamily Structured Pass-Through Certificates, Ser K035, Cl A2
3.458%, 08/25/2023(A)	–	–
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	700	667
FNMA
6.000%, 01/01/2027 to 04/01/2040	76	80
5.500%, 12/01/2023 to 12/01/2024	1	1
5.000%, 02/01/2024 to 03/01/2025	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 10/01/2030	$256	$243
FNMA ARM
4.245%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025(A)	–	–
4.045%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.045%, 05/01/2028(A)	–	–
3.984%, ICE LIBOR USD 6 Month + 1.775%, 09/01/2024(A)	1	1
3.649%, ICE LIBOR USD 6 Month + 1.839%, 09/01/2024(A)	4	4
2.465%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029(A)	4	4
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	–	–
FNMA CMO, Ser 2001-33, Cl FA
5.067%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2031(A)	3	3
FNMA CMO, Ser 2002-64, Cl FG
4.848%, ICE LIBOR USD 1 Month + 0.250%, 10/18/2032(A)	–	–
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	163	150
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	25	24
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	634	610
FNMA, Ser 2017-M13, Cl FA
4.870%, LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	68	67
FNMA, Ser M2, Cl A3
3.012%, 12/25/2024(A)	962	929
FREMF 2013-K35 Mortgage Trust, Ser K35, Cl C
3.932%, 12/25/2046(A)(B)	600	593
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.528%, 10/25/2046(A)(B)	725	720
FREMF Mortgage Trust, Ser K33, Cl B
3.494%, 08/25/2046(A)(B)	1,110	1,098
FREMF Mortgage Trust, Ser K37, Cl B
4.562%, 01/25/2047(A)(B)	125	123
GNMA CMO, Ser 2011-158, Cl CA
3.000%, 10/20/2026	30	30

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	$168	$165

		18,108
Non-Agency Mortgage-Backed Obligations — 14.0%
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	4	4
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	11	11
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	33	31
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	233	213
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	334	305
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	191	171
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	258	237
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	635	525
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	518	424
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	866	706
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	147	135
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.933%, 07/25/2035(A)	35	31
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.851%, 11/25/2035(A)	6	5
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
5.563%, LIBOR USD 1 Month + 0.975%, 08/15/2036(A)(B)	595	591
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	423	400
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.969%, 06/25/2035(A)	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
4.235%, 08/25/2035(A)	$42	$38
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	285	264
BFLD Trust, Ser 2020-OBRK, Cl A
6.727%, TSFR1M + 2.164%, 11/15/2028(A)(B)	840	834
BPR Trust, Ser 2021-TY, Cl A
5.638%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(B)	1,000	958
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	144	136
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	269	235
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	214	199
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	422	378
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	137	131
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(B)	213	204
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
5.597%, TSFR1M + 1.034%, 10/15/2036(A)(B)	753	749
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
5.757%, TSFR1M + 1.194%, 10/15/2036(A)(B)	977	968
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.240%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	1,025	1,003
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.288%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	540	527
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
5.627%, TSFR1M + 1.064%, 01/15/2034(A)(B)	561	549
BX Trust, Ser 2021-LGCY, Cl A
5.094%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2036(A)(B)	1,200	1,166

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2022-LBA6, Cl A
5.563%, TSFR1M + 1.000%, 01/15/2039(A)(B)	$670	$658
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	641	613
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054(A)(B)	79	76
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
5.684%, SOFR30A + 1.200%, 02/25/2050(A)(B)	474	435
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.157%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2035(A)	8	7
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,016	991
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	152	147
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	625	613
Citigroup Commercial Mortgage Trust, Ser P1, Cl AAB
3.470%, 09/15/2048	512	498
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.540%, 09/25/2034(A)	9	8
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.097%, 03/25/2036(A)	51	39
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.972%, 02/25/2058(A)(B)	181	173
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	343	292
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065(A)(B)	49	48
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	169	150
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	80	74
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	423	341

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	$556	$440
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	200	169
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	965	776
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	862	696
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	453	377
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	9	9
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	816	650
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)(C)	648	603
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	486	386
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	511	430
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	793	644
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	151	135
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	187	158
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	63	56
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	114	92
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	311	250
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.289%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(B)	1,060	1,032
Extended Stay America Trust, Ser ESH, Cl B
5.968%, ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(A)(B)	488	480

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
9.617%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	$130	$131
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.517%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	354	376
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)(C)	116	105
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	656	617
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	385	321
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	500	407
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,364	1,068
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.349%, 11/19/2035(A)	88	76
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	230	220
GS Mortgage Securities Trust, Ser 2022-SHIP, Cl A
5.294%, TSFR1M + 0.731%, 08/15/2036(A)(B)	70	69
GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Cl A1
2.625%, 01/25/2059(A)(B)	29	29
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.508%, 07/25/2035(A)	99	56
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.001%, 05/25/2037(A)	80	45
Impac CMB Trust, Ser 2004-9, Cl 1A1
5.377%, ICE LIBOR USD 1 Month + 0.760%, 01/25/2035(A)	17	15
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.137%, ICE LIBOR USD 1 Month + 0.520%, 04/25/2035(A)	21	19
Impac CMB Trust, Ser 2005-3, Cl A1
5.097%, ICE LIBOR USD 1 Month + 0.480%, 08/25/2035(A)	23	21
Impac CMB Trust, Ser 2005-5, Cl A1
5.257%, ICE LIBOR USD 1 Month + 0.320%, 08/25/2035(A)	16	15
Impac CMB Trust, Ser 2005-8, Cl 1A
5.137%, ICE LIBOR USD 1 Month + 0.520%, 02/25/2036(A)	49	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	$691	$569
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	445	352
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	445	367
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	167	162
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.959%, 08/25/2035(A)	21	17
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.661%, 05/25/2037(A)	45	39
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.783%, 10/25/2029(A)(B)	291	273
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.367%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(B)	164	158
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
5.784%, SOFR30A + 1.300%, 03/25/2051(A)(B)	920	808
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
5.388%, LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(B)	290	288
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	613	612
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.453%, 06/25/2037(A)	56	35
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	102	95
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	101	93
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	128	117
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	291	257
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	379	309
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
5.689%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(A)(B)	2,050	2,008

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MHP, Ser 2021-STOR, Cl A
5.288%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(B)	$325	$318
MHP, Ser 2022-MHIL, Cl A
5.377%, TSFR1M + 0.815%, 01/15/2027(A)(B)	379	370
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	114	111
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	76	73
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	169	165
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	461	439
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	311	287
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, Ser C21, Cl ASB
3.150%, 03/15/2048	168	163
Morgan Stanley Capital I Trust 2019-H6, Ser H6, Cl A2
3.228%, 06/15/2052	1,000	969
MortgageIT Trust, Ser 2005-5, Cl A1
5.137%, ICE LIBOR USD 1 Month + 0.520%, 12/25/2035(A)	45	42
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	148	139
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	366	340
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.913%, 09/25/2057(A)(B)	155	142
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	66	60
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	291	264
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	121	110
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	156	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	$695	$567
OBX Trust, Ser 2018-1, Cl A2
5.267%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(B)	27	26
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	651	504
Paragon Mortgages, Ser 2006-12A, Cl A2C
5.084%, ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)(B)	74	71
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)(C)	243	216
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.532%, 07/27/2037(A)	63	49
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	59	56
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.138%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	8	7
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	12	12
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	959	760
SREIT Trust, Ser 2021-MFP, Cl B
5.668%, ICE LIBOR USD 1 Month + 1.080%, 11/15/2038(A)(B)	900	876
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	351	308
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	22	21
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	66	62
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	174	160
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	564	456
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	429	361
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	158	156

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	$188	$186
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	299	283
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
4.202%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(B)	168	168
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	84	80
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
5.617%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2059(A)(B)	245	244
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	805	747
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	394	386
TTAN, Ser 2021-MHC, Cl B
5.688%, ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(A)(B)	690	674
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	226	214
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	237	226
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)(C)	68	65
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	102	97
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)(C)	30	28
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)(C)	151	138
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	279	232
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	364	299
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	359	305
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	432	386

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	$515	$452
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	323	288
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.812%, 03/25/2036(A)	68	60
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	255	247

		49,490
Total Mortgage-Backed Securities
(Cost $73,219) ($ Thousands)		67,598

U.S. TREASURY OBLIGATIONS — 16.0%
U.S. Treasury Bills
3.051%, 07/13/2023 (D)	2,330	2,289
U.S. Treasury Notes
2.000%, 04/30/2024	4,525	4,365
0.375%, 04/15/2024	13,325	12,637
0.250%, 06/15/2024	11,275	10,596
0.125%, 05/15/2023	8,600	8,517
0.125%, 08/15/2023	1,550	1,515
0.125%, 10/15/2023	5,855	5,679
0.125%, 12/15/2023	11,300	10,865

Total U.S. Treasury Obligations
(Cost $57,100) ($ Thousands)		56,463

MUNICIPAL BONDS — 3.5%
California — 0.5%
Golden State Tobacco Securitization, RB, ST APPROP
0.672%, 06/01/2023	1,945	1,924

Connecticut — 0.2%
State of Connecticut, Ser A, GO
2.000%, 07/01/2023	790	782

District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Sub-Ser D-SUBORDINATE, RB
1.672%, 10/01/2023	565	554

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	$145	$142

Massachusetts — 0.4%
Massachusetts School Building Authority, Sub-Ser B, RB
2.078%, 10/15/2023	1,345	1,320

New York — 1.5%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,390	2,359
New York City Transitional Finance Authority Building Aid Revenue, Sub-Ser S-1B, RB, ST AID WITHHLDG
0.380%, 07/15/2023	2,865	2,816

		5,175

South Carolina — 0.7%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023 (E)	2,470	2,443

Total Municipal Bonds
(Cost $12,543) ($ Thousands)		12,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
5.000%, 11/09/2023	$850	$848
4.875%, 11/07/2023	75	75
FHLB DN
4.814%, 07/21/2023(D)	1,208	1,185
4.807%, 07/14/2023(D)	236	231
FHLMC
5.300%, 01/27/2026	1,900	1,880
FNMA
3.875%, 08/28/2024	2,225	2,179

Total U.S. Government Agency Obligations
(Cost $6,467) ($ Thousands)		6,398

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	921,810	922

Total Cash Equivalent
(Cost $922) ($ Thousands)		922

Total Investments in Securities — 100.8%
(Cost $365,071) ($ Thousands)		$354,836

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
U.S. 5-Year Treasury Note	(23)	Jun-2023	$(2,465)	$(2,462)	$3
U.S. 10-Year Treasury Note	(42)	Jun-2023	(4,692)	(4,689)	3
			$(7,157)	$(7,151)	$6

Percentages are based on Net Assets of $352,044 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $140,488 ($ Thousands), representing 39.9% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Security is escrowed to maturity.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2023:

Security Description	5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$693	$165,756	$(165,527)	$—	$—	$922	$52	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.2%
Angola — 1.3%
Angola Via Avenir II BV MTN
12.638%, ICE LIBOR USD 6 Month + 7.500%, 07/03/2023 (A)		$3,312	$3,316
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		4,351	4,082
Angolan Government International Bond
9.500%, 11/12/2025		665	671
9.375%, 05/08/2048		4,913	4,178
9.375%, 05/08/2048 (B)		590	502
8.750%, 04/14/2032 (B)		4,321	3,879
8.750%, 04/14/2032		3,517	3,157
8.250%, 05/09/2028		1,346	1,239
8.250%, 05/09/2028 (B)		956	880
Angolan Government International Bond MTN
9.125%, 11/26/2049		572	480
8.000%, 11/26/2029		2,514	2,256
			24,640

Argentina — 1.0%
Argentine Republic Government International Bond
3.500%, 07/09/2041 (C)		9,199	2,889
1.500%, 07/09/2035 (C)		40,425	11,493
1.000%, 07/09/2029		660	205
0.500%, 07/09/2029	EUR	13	4
0.500%, 07/09/2030 (C)		$3,843	1,244
0.125%, 07/09/2030	EUR	407	115
Provincia de Buenos Aires MTN
5.250%, 09/01/2037 (C)		$4,341	1,660
3.000%, 09/01/2037 (C)	EUR	977	255
Provincia de Cordoba
6.875%, 12/10/2025 (B)(C)		$721	624
Rio Energy
6.875%, 02/01/2025 (B)		372	285
			18,774

Armenia — 0.1%
Armenia International Bond
3.950%, 09/26/2029		250	205
3.600%, 02/02/2031		1,557	1,196
			1,401

Azerbaijan — 1.0%
Azerbaijan International Bond
5.125%, 09/01/2029		2,509	2,396
3.500%, 09/01/2032		1,560	1,317
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (B)		1,774	1,810
6.875%, 03/24/2026		7,329	7,479
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		4,011	4,116
6.950%, 03/18/2030		540	554

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		$1,100	$1,097
4.750%, 03/13/2023		229	228
			18,997

Bahamas — 0.1%
Bahamas Government International Bond
6.000%, 11/21/2028		1,370	1,114

Bahrain — 0.5%
Bahrain Government International Bond
5.450%, 09/16/2032		5,532	4,991
Bahrain Government International Bond MTN
4.250%, 01/25/2028		1,054	972
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (B)		1,359	1,214
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (B)		810	853
8.375%, 11/07/2028		600	632
7.625%, 11/07/2024 (B)		304	309
			8,971

Belize — 0.0%
Belize Government International Bond
4.938%, 02/20/2038		94	48

Benin — 0.1%
Benin Government International Bond
6.875%, 01/19/2052	EUR	115	88
4.950%, 01/22/2035		1,321	1,012
4.875%, 01/19/2032		156	129
			1,229

Bermuda — 0.2%
Bermuda Government International Bond
5.000%, 07/15/2032		$592	576
4.750%, 02/15/2029		2,514	2,449
3.717%, 01/25/2027		593	561
2.375%, 08/20/2030		306	254
			3,840

Brazil — 7.2%
Braskem Netherlands Finance BV (B)
7.250%, 02/13/2033		1,839	1,794
5.875%, 01/31/2050		1,018	777
Brazil Letras do Tesouro Nacional
11.156%, 01/01/2025 (D)	BRL	51,000	7,824
9.731%, 07/01/2023 (D)		102,849	18,867
7.252%, 01/01/2024 (D)		62,000	10,699
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		$321	319
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,296	1,265

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.333%, 02/15/2028		$994	$970
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	435	319
6.000%, 08/15/2050		623	454
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2025		82,815	15,210
10.000%, 01/01/2027		108,389	19,042
10.000%, 01/01/2029		108,093	18,138
10.000%, 01/01/2031		36,818	5,986
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		390	293
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		21,529	3,458
Brazilian Government International Bond
5.625%, 01/07/2041		$523	449
5.625%, 02/21/2047		2,318	1,886
5.000%, 01/27/2045		2,958	2,260
4.750%, 01/14/2050		9,586	6,856
3.875%, 06/12/2030		1,515	1,307
2.875%, 06/06/2025		4,074	3,820
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (B)		232	196
CSN Inova Ventures
6.750%, 01/28/2028 (B)		800	763
CSN Resources
4.625%, 06/10/2031 (B)		804	633
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (B)		866	714
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (B)		1,822	1,494
7.250%, 06/30/2031		406	333
Minerva Luxembourg
4.375%, 03/18/2031 (B)		462	363
MV24 Capital BV
6.748%, 06/01/2034 (B)		571	512
Nexa Resources
5.375%, 05/04/2027 (B)		4,041	3,809
Suzano Austria GmbH (B)
7.000%, 03/16/2047		572	572
6.000%, 01/15/2029		406	398
5.000%, 01/15/2030		687	632
			132,412

Cameroon — 0.0%
Cameroon International Bond
5.950%, 07/07/2032	EUR	823	654

Cayman Islands — 0.1%
Neon Capital MTN
2.216%, 01/06/2028 (A)	JPY	314,610	2,046

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Chile — 2.3%
ALFA Desarrollo SPA
4.550%, 09/27/2051 (B)		$353	$259
ATP Tower Holdings LLC
4.050%, 04/27/2026 (B)	CLP	381	335
Banco de Credito e Inversiones
3.500%, 10/12/2027 (B)		$1,691	1,564
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	1,322,325	1,577
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (B)		4,263,194	5,640
6.000%, 01/01/2043		570,000	710
5.000%, 10/01/2028 (B)		1,565,000	1,838
5.000%, 03/01/2035		690,000	779
4.700%, 09/01/2030 (B)		3,365,000	3,882
4.500%, 03/01/2026		3,110,000	3,622
2.800%, 10/01/2033 (B)		625,000	589
Cencosud
4.375%, 07/17/2027 (B)		$2,283	2,138
Chile Government International Bond
4.000%, 01/31/2052 (E)		625	485
3.500%, 01/31/2034		336	286
3.250%, 09/21/2071		1,690	1,039
3.100%, 05/07/2041		2,905	2,110
3.100%, 01/22/2061		730	452
2.750%, 01/31/2027		1,595	1,463
2.550%, 07/27/2033		8,076	6,328
2.450%, 01/31/2031		273	228
1.875%, 05/27/2030	EUR	230	209
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		$500	338
3.068%, 08/18/2050		300	183
Empresa Nacional del Petroleo
4.500%, 09/14/2047		350	268
3.450%, 09/16/2031 (B)		504	414
Nacional del Cobre de Chile
5.125%, 02/02/2033 (B)		3,548	3,446
3.750%, 01/15/2031 (B)		234	210
3.700%, 01/30/2050 (B)		669	488
3.150%, 01/14/2030		300	262
3.000%, 09/30/2029		1,050	913
3.000%, 09/30/2029 (B)		390	339
			42,394

China — 1.8%
Alibaba Group Holding Ltd
3.250%, 02/09/2061		208	128
Blossom Joy
3.100% (A)(F)		243	228
China Government Bond
3.810%, 09/14/2050	CNY	8,700	1,361

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.720%, 04/12/2051	CNY	3,800	$586
3.530%, 10/18/2051		11,560	1,726
3.280%, 12/03/2027		23,200	3,440
3.270%, 11/19/2030		9,100	1,357
3.020%, 10/22/2025		35,100	5,122
3.010%, 05/13/2028		2,000	292
2.910%, 10/14/2028		5,000	725
2.890%, 11/18/2031		3,000	432
2.800%, 03/24/2029		4,700	676
2.790%, 12/15/2029		2,000	286
2.750%, 06/15/2029		5,000	716
2.690%, 08/12/2026		6,000	865
2.620%, 09/25/2029		4,000	568
2.600%, 09/01/2032		5,500	771
China Government International Bond
3.250%, 10/19/2023		$2,175	2,153
1.250%, 10/26/2026 (B)		843	753
0.550%, 10/21/2025		428	382
0.400%, 10/21/2023		3,830	3,724
Chinalco Capital Holdings
2.125%, 06/03/2026		632	568
Chinalco Capital Holdings Ltd
4.100% (A)(F)		307	299
Dianjian Haiyu Ltd
4.300% (A)(F)		205	201
Dianjian International Finance Ltd
4.600% (A)(F)		448	446
ENN Clean Energy International Investment
3.375%, 05/12/2026 (B)		308	277
Meituan
3.050%, 10/28/2030		238	183
Minmetals Bounteous Finance BVI
3.375% (A)(F)		1,080	1,042
Powerchina Roadbridge Group British Virgin Islands
3.080% (A)(F)		423	391
Prosus NV MTN
3.061%, 07/13/2031 (B)	CNY	1,409	1,081
Shimao Group Holdings
5.600%, 07/15/2026		$2,542	442
5.200%, 01/30/2025		2,111	367
Tencent Holdings MTN
3.240%, 06/03/2050 (B)		620	399
Wanda Properties International
7.250%, 01/29/2024		1,217	1,147
Wanda Properties Overseas
6.875%, 07/23/2023		244	239
			33,373

Colombia — 4.5%
AI Candelaria Spain (B)
7.500%, 12/15/2028		570	516

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 06/15/2033		$1,280	$902
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,485
9.850%, 06/28/2027		994,000	186
8.000%, 04/20/2033		$9,354	9,236
7.500%, 02/02/2034		3,518	3,328
6.125%, 01/18/2041		5,764	4,496
5.625%, 02/26/2044		1,555	1,122
5.200%, 05/15/2049		4,415	2,918
5.000%, 06/15/2045		1,838	1,204
4.500%, 03/15/2029		1,032	884
4.375%, 03/21/2023	COP	4,586,000	943
4.125%, 02/22/2042		$1,958	1,195
3.875%, 02/15/2061		1,115	605
3.250%, 04/22/2032		305	216
3.125%, 04/15/2031		856	620
3.000%, 01/30/2030		4,250	3,197
Colombian TES
10.000%, 07/24/2024	COP	8,763,000	1,781
9.250%, 05/28/2042		14,241,200	2,108
7.750%, 09/18/2030		7,800,300	1,217
7.500%, 08/26/2026		39,780,800	7,069
7.250%, 10/18/2034		33,115,200	4,425
7.250%, 10/26/2050		6,253,600	706
7.000%, 03/26/2031		32,245,900	4,710
7.000%, 03/26/2031		1,757,100	257
7.000%, 06/30/2032		34,716,600	4,860
6.250%, 07/09/2036		9,621,900	1,126
6.000%, 04/28/2028		35,971,000	5,589
5.750%, 11/03/2027		34,151,600	5,384
2.250%, 04/18/2029		2,162,300	1,280
Ecopetrol
8.875%, 01/13/2033		$1,006	986
6.875%, 04/29/2030		686	609
5.875%, 11/02/2051		504	324
Empresas Publicas de Medellin ESP (B)
8.375%, 11/08/2027	COP	4,600,000	710
7.625%, 09/10/2024		2,224,000	410
7.625%, 09/10/2024		1,827,000	337
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (B)		1,408,000	262
7.875%, 08/12/2024		1,095,000	204
Geopark
5.500%, 01/17/2027 (B)(E)		$1,056	892
Gran Tierra Energy
7.750%, 05/23/2027 (B)		754	616
Grupo Aval
4.375%, 02/04/2030 (B)		1,083	810
Millicom International Cellular
5.125%, 01/15/2028 (B)		733	645
Promigas ESP
3.750%, 10/16/2029 (E)		1,073	835

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
SierraCol Energy Andina LLC
6.000%, 06/15/2028 (B)		$1,819	$1,424
			82,629

Costa Rica — 0.2%
Costa Rica Government International Bond
7.000%, 04/04/2044		1,671	1,598
7.000%, 04/04/2044		780	746
6.125%, 02/19/2031		1,141	1,106
			3,450

Côte d'Ivoire — 0.6%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	2,734	2,139
6.625%, 03/22/2048		1,137	838
6.625%, 03/22/2048		3,864	2,846
6.625%, 03/22/2048 (B)		373	275
6.125%, 06/15/2033		$695	600
5.875%, 10/17/2031 (B)	EUR	198	175
5.750%, 12/31/2032 (C)		$27	24
5.250%, 03/22/2030	EUR	2,321	2,056
4.875%, 01/30/2032		1,656	1,341
			10,294

Czechia — 2.1%
Czech Republic Government Bond
6.000%, 02/26/2026	CZK	18,550	852
5.500%, 12/12/2028		114,570	5,259
5.000%, 09/30/2030		39,190	1,761
4.200%, 12/04/2036		12,390	519
2.750%, 07/23/2029		117,630	4,639
2.500%, 08/25/2028		193,090	7,629
2.400%, 09/17/2025		18,270	765
2.000%, 10/13/2033		96,670	3,306
1.950%, 07/30/2037		67,030	2,119
1.750%, 06/23/2032		39,200	1,346
1.500%, 04/24/2040		49,440	1,344
1.200%, 03/13/2031		38,160	1,292
1.000%, 06/26/2026		77,590	3,045
0.950%, 05/15/2030		47,180	1,610
0.250%, 02/10/2027		29,920	1,114
0.050%, 11/29/2029		62,880	2,036
			38,636

Dominican Republic — 2.0%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (B)	DOP	405,090	7,218
Dominican Republic International Bond
9.750%, 06/05/2026		24,700	437
7.450%, 04/30/2044		$2,024	1,938
7.450%, 04/30/2044 (B)		587	562
7.050%, 02/03/2031 (B)		2,825	2,820
7.050%, 02/03/2031		804	803
6.850%, 01/27/2045		2,518	2,243

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.500%, 02/15/2048		$6,323	$5,360
6.400%, 06/05/2049		1,762	1,465
6.000%, 02/22/2033		7,215	6,530
5.875%, 01/30/2060		3,698	2,772
5.300%, 01/21/2041		3,699	2,893
4.500%, 01/30/2030		1,867	1,603
			36,644

Ecuador — 0.9%
Ecuador Government International Bond
8.603%, 07/31/2030 (D)		100	31
6.889%, 07/31/2030 (B)(D)		1,489	461
5.500%, 07/31/2030 (B)(C)		995	484
5.500%, 07/31/2030 (C)		707	344
2.500%, 07/31/2035 (B)(C)		18,976	6,709
2.500%, 07/31/2035 (C)		16,895	5,974
1.500%, 07/31/2040 (B)(C)		7,400	2,320
1.500%, 07/31/2040 (C)		3,614	1,133
			17,456

Egypt — 1.7%
Egypt Government Bond
16.100%, 05/07/2029	EGP	21,345	570
14.664%, 10/06/2030		7,247	179
14.556%, 10/13/2027		17,572	453
14.382%, 01/12/2031		5,367	130
14.292%, 01/05/2028		28,937	735
Egypt Government International Bond
8.875%, 05/29/2050		$3,290	2,113
8.700%, 03/01/2049 (B)		254	163
7.903%, 02/21/2048 (B)		1,140	686
7.903%, 02/21/2048		1,036	624
7.625%, 05/29/2032		4,519	3,197
7.625%, 05/29/2032 (B)		1,252	886
6.588%, 02/21/2028 (B)		1,448	1,128
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,294	3,377
7.500%, 01/31/2027		800	686
7.300%, 09/30/2033		3,295	2,236
7.300%, 09/30/2033 (B)		4,651	3,156
7.053%, 01/15/2032 (B)		1,551	1,081
6.375%, 04/11/2031	EUR	2,820	1,989
6.375%, 04/11/2031 (B)		1,498	1,057
5.800%, 09/30/2027		$1,230	961
5.625%, 04/16/2030	EUR	1,081	762
4.750%, 04/11/2025		633	586
4.750%, 04/11/2025 (B)		325	301
4.750%, 04/16/2026		1,445	1,238
Egypt Treasury Bills
20.187%, 04/18/2023 (D)	EGP	38,675	1,232
Egyptian Financial for Sovereign Taskeek
10.875%, 02/28/2026 (B)		$2,775	2,736
			32,262

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		$9,834	$4,937
8.625%, 02/28/2029		2,396	1,194
7.125%, 01/20/2050		328	146
6.375%, 01/18/2027 (B)		396	209
5.875%, 01/30/2025		2,784	2,077
			8,563

Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024		431	295
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (B)		692	473
			768

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031 (B)		1,542	1,253
6.625%, 02/06/2031		366	297
6.375%, 12/12/2024 (B)		699	662
			2,212

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		380	345
Georgian Railway JSC
4.000%, 06/17/2028 (B)		686	603
			948

Ghana — 0.7%
Ghana Government Bond
20.750%, 03/06/2023	GHS	2,770	215
19.250%, 12/18/2023		5,730	376
Ghana Government International Bond
10.750%, 10/14/2030		$6,925	4,865
10.750%, 10/14/2030 (B)		976	686
8.875%, 05/07/2042		1,946	705
8.750%, 03/11/2061		1,039	376
8.625%, 04/07/2034		4,870	1,790
7.875%, 02/11/2035		2,047	752
7.750%, 04/07/2029		1,321	492
7.625%, 05/16/2029		3,054	1,138
Tullow Oil (B)
10.250%, 05/15/2026		506	410
7.000%, 03/01/2025		1,747	1,100
			12,905

Guatemala — 0.5%
CT Trust
5.125%, 02/03/2032 (B)		1,444	1,141
Guatemala Government Bond
6.125%, 06/01/2050		370	350
5.375%, 04/24/2032		810	775
5.250%, 08/10/2029		2,813	2,698

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.650%, 10/07/2041		$247	$200
4.500%, 05/03/2026		941	902
3.700%, 10/07/2033 (B)		1,845	1,517
3.700%, 10/07/2033		1,055	868
			8,451

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	417
5.625%, 06/24/2030		1,843	1,471
			1,888

Hong Kong — 0.2%
Hong Kong Government International Bond MTN
5.250%, 01/11/2053		201	219
4.500%, 01/11/2028 (B)		1,125	1,127
4.375%, 01/11/2026 (B)		1,103	1,090
NWD
4.125%, 07/18/2029		1,026	848
			3,284

Hungary — 1.6%
Hungary Government Bond
6.750%, 10/22/2028	HUF	141,900	354
5.500%, 06/24/2025		556,130	1,359
4.750%, 11/24/2032		1,529,140	3,204
4.500%, 03/23/2028		1,854,620	4,192
4.500%, 05/27/2032		430,470	893
3.250%, 10/22/2031		741,990	1,422
3.000%, 10/27/2027		837,910	1,769
3.000%, 08/21/2030		162,610	319
3.000%, 10/27/2038		697,320	1,060
2.250%, 04/20/2033		428,990	702
2.000%, 05/23/2029		283,100	540
Hungary Government International Bond
6.750%, 09/25/2052 (B)		$2,772	2,839
6.750%, 09/25/2052		347	355
6.125%, 05/22/2028 (B)		1,752	1,779
5.500%, 06/16/2034		453	435
4.250%, 06/16/2031	EUR	1,088	1,049
3.125%, 09/21/2051		$3,975	2,413
3.125%, 09/21/2051 (B)		584	355
2.125%, 09/22/2031		2,109	1,618
2.125%, 09/22/2031 (B)		1,200	921
1.750%, 06/05/2035	EUR	2,232	1,599
1.500%, 11/17/2050		800	423
			29,600

India — 0.5%
Adani Electricity Mumbai
3.949%, 02/12/2030		$733	527
3.949%, 02/12/2030 (B)		720	518

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Export-Import Bank of India MTN
3.250%, 01/15/2030		$1,179	$1,018
2.250%, 01/13/2031		1,052	826
Greenko Power II
4.300%, 12/13/2028		710	602
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(B)(F)		290	275
Power Finance MTN
3.950%, 04/23/2030 (B)		786	675
Reliance Industries (B)
3.625%, 01/12/2052		986	690
2.875%, 01/12/2032		1,175	953
UPL
4.625%, 06/16/2030		1,982	1,636
Vedanta Resources
7.125%, 05/31/2023		300	275
Vedanta Resources Finance II
13.875%, 01/21/2024 (B)		403	331
8.950%, 03/11/2025		1,070	717
			9,043

Indonesia — 6.7%
Freeport Indonesia
6.200%, 04/14/2052 (B)		949	835
Freeport Indonesia MTN
5.315%, 04/14/2032		929	855
5.315%, 04/14/2032 (B)		646	594
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		345	335
5.800%, 05/15/2050 (B)		1,683	1,472
5.710%, 11/15/2023 (B)		866	863
Indonesia Government International Bond
8.500%, 10/12/2035		2,310	2,929
8.500%, 10/12/2035		400	507
5.650%, 01/11/2053		661	672
4.850%, 01/11/2033		5,371	5,278
4.750%, 02/11/2029		534	531
4.650%, 09/20/2032		2,109	2,053
4.550%, 01/11/2028		2,380	2,334
4.150%, 09/20/2027		533	513
3.550%, 03/31/2032		613	551
3.500%, 01/11/2028		2,736	2,569
3.050%, 03/12/2051		1,030	745
2.850%, 02/14/2030		3,542	3,122
2.150%, 07/28/2031		2,517	2,050
1.400%, 10/30/2031	EUR	1,430	1,185
1.300%, 03/23/2034		1,087	836
1.100%, 03/12/2033		1,000	774

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$2,428	$2,386
5.125%, 01/15/2045		178	174
4.625%, 04/15/2043		1,019	930
3.750%, 06/14/2028	EUR	712	739
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	53,386,000	3,909
8.750%, 05/15/2031		80,155,000	5,907
8.375%, 03/15/2034		27,425,000	1,992
8.375%, 04/15/2039		69,773,000	5,136
8.250%, 05/15/2029		94,670,000	6,695
8.250%, 05/15/2036		102,313,000	7,407
8.125%, 05/15/2024		95,696,000	6,401
7.500%, 08/15/2032		30,597,000	2,099
7.500%, 06/15/2035		54,500,000	3,709
7.500%, 05/15/2038		26,201,000	1,782
7.500%, 04/15/2040		44,557,000	3,028
7.125%, 06/15/2038		4,000,000	262
7.125%, 06/15/2042		33,917,000	2,232
7.125%, 06/15/2043		62,813,000	4,109
7.000%, 05/15/2027		27,100,000	1,805
7.000%, 09/15/2030		25,941,000	1,728
7.000%, 02/15/2033		49,579,000	3,276
6.875%, 08/15/2051		41,800,000	2,673
6.625%, 05/15/2033		16,461,000	1,062
6.500%, 06/15/2025		12,559,000	824
6.500%, 02/15/2031		15,361,000	990
6.375%, 08/15/2028		53,825,000	3,494
6.375%, 04/15/2032		99,938,000	6,382
6.375%, 07/15/2037		2,200,000	140
5.125%, 04/15/2027		26,605,000	1,661
Medco Bell Pte
6.375%, 01/30/2027 (B)		$626	574
Minejesa Capital BV (B)
5.625%, 08/10/2037		1,448	1,154
4.625%, 08/10/2030		582	520
Pertamina Persero MTN
3.650%, 07/30/2029 (B)		985	896
Perusahaan Penerbit SBSN Indonesia III
4.700%, 06/06/2032		512	502
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (B)	EUR	1,143	890
1.875%, 11/05/2031		350	272
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$1,070	1,021
5.450%, 05/21/2028		231	228
5.250%, 10/24/2042		1,097	962
5.250%, 05/15/2047		710	603
4.375%, 02/05/2050 (B)		355	267

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.375%, 02/05/2030		$206	$177
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (B)		1,015	968
			123,569

Iraq — 0.1%
Iraq Government International Bond
5.800%, 01/15/2028		884	811
Iraq International Bond
5.800%, 01/15/2028		227	208
			1,019

Israel — 0.2%
Bank Leumi Le-Israel
3.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (A)(B)		592	519
Israel Government International Bond
4.500%, 01/17/2033		1,703	1,642
4.500%, 04/03/2120		1,243	996
Leviathan Bond
6.750%, 06/30/2030 (B)		550	513
			3,670

Jordan — 0.2%
Jordan Government International Bond
7.750%, 01/15/2028 (B)		731	749
7.375%, 10/10/2047		920	804
7.375%, 10/10/2047 (B)		62	54
5.850%, 07/07/2030 (B)		850	766
5.850%, 07/07/2030		731	659
			3,032

Kazakhstan — 1.2%
Development Bank of Kazakhstan JSC
2.950%, 05/06/2031		1,539	1,200
Kazakhstan Government International Bond
4.875%, 10/14/2044		3,164	2,859
4.875%, 10/14/2044 (B)		1,180	1,066
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (B)		1,528	1,618
1.500%, 09/30/2034	EUR	1,975	1,512
KazMunayGas National JSC
6.375%, 10/24/2048 (B)		$5,456	4,575
6.375%, 10/24/2048		350	293
5.750%, 04/19/2047 (B)		4,358	3,474
5.375%, 04/24/2030 (B)		1,295	1,167
KazMunayGas National JSC MTN
5.375%, 04/24/2030		2,069	1,864
5.375%, 04/24/2030		1,549	1,396
KazTransGas JSC
4.375%, 09/26/2027 (B)		533	479

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.375%, 09/26/2027	$341	$307
Tengizchevroil Finance International
3.250%, 08/15/2030 (B)	630	475
		22,285

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048	1,237	954
8.000%, 05/22/2032	570	486
7.000%, 05/22/2027	2,529	2,268
7.000%, 05/22/2027 (B)	423	379
6.875%, 06/24/2024 (B)	1,803	1,695
6.875%, 06/24/2024	294	277
		6,059

Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (B)	250	255
NBK SPC
1.625%, U.S. SOFR + 1.050%, 09/15/2027 (A)(B)	1,000	883
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(B)(F)	693	646
		1,784

Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)	11,222	793
8.200%, 05/17/2033 (G)	3,557	250
6.850%, 03/23/2027 (G)	1,116	74
6.750%, 11/29/2027 (G)	3,188	212
6.650%, 04/22/2024 (G)	2,000	136
6.000%, 01/27/2023 (G)	738	52
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (G)	23,098	1,600
7.000%, 03/20/2028 (G)	2,671	180
6.850%, 05/25/2029 (G)	2,941	199
6.650%, 11/03/2028 (G)	2,959	197
6.650%, 02/26/2030 (G)	2,063	140
6.600%, 11/27/2026 (G)	2,218	147
6.400%, 05/26/2023 (G)	2,645	183
6.375%, 12/31/2023 (G)	8,235	566
6.250%, 05/27/2022 (G)	409	28
6.150%, 12/31/2023 (G)	4,039	280
6.100%, 10/04/2022 (G)	5,652	391
6.100%, 10/04/2022 (G)	3,411	236
5.800%, 04/14/2023 (G)	6,282	432
		6,096

Macao — 0.0%
Studio City Finance (B)
6.500%, 01/15/2028	507	431

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 07/15/2025		$119	$107
			538

Malaysia — 6.4%
1MDB Global Investments
4.400%, 03/09/2023		7,000	6,953
1MDB Global Investments Ltd
4.400%, 03/09/2023		5,600	5,562
Malaysia Government Bond
5.248%, 09/15/2028	MYR	4,975	1,189
4.935%, 09/30/2043		1,200	289
4.921%, 07/06/2048		3,873	922
4.893%, 06/08/2038		4,200	1,012
4.762%, 04/07/2037		3,291	778
4.736%, 03/15/2046		1,052	248
4.696%, 10/15/2042		4,600	1,090
4.504%, 04/30/2029		12,966	2,997
4.498%, 04/15/2030		5,931	1,377
4.392%, 04/15/2026		5,125	1,170
4.254%, 05/31/2035		17,785	4,011
4.232%, 06/30/2031		2,000	455
4.181%, 07/15/2024		22	5
4.065%, 06/15/2050		3,800	803
4.059%, 09/30/2024		17,428	3,925
3.955%, 09/15/2025		50,137	11,303
3.906%, 07/15/2026		26,876	6,062
3.900%, 11/30/2026		9,147	2,061
3.899%, 11/16/2027		14,646	3,296
3.885%, 08/15/2029		16,087	3,593
3.882%, 03/14/2025		32,055	7,216
3.828%, 07/05/2034		44,271	9,620
3.800%, 08/17/2023		27,052	6,041
3.757%, 05/22/2040		30,517	6,377
3.733%, 06/15/2028		29,774	6,618
3.582%, 07/15/2032		11,375	2,464
3.502%, 05/31/2027		9,112	2,016
3.478%, 06/14/2024		4,040	902
2.632%, 04/15/2031		32,341	6,554
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	459
4.119%, 11/30/2034		5,418	1,214
4.070%, 09/30/2026		14,000	3,178
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,770	1,503
Petronas Capital MTN
4.550%, 04/21/2050		1,931	1,738
3.500%, 04/21/2030		1,424	1,297
2.480%, 01/28/2032		1,959	1,609
			117,907

Mexico — 10.3%
Alpek
4.250%, 09/18/2029 (B)		946	844

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
America Movil
7.125%, 12/09/2024	MXN	23,310	$1,171
Banco Mercantil del Norte (B)(F)
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470% (A)		$623	584
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967% (A)		1,569	1,506
Cemex (B)
5.450%, 11/19/2029 (E)		622	581
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (A)(F)		277	252
3.875%, 07/11/2031		782	630
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,565
6.264%, 02/15/2052 (B)		$405	332
4.750%, 02/23/2027 (B)		364	345
4.688%, 05/15/2029 (B)		2,843	2,544
3.875%, 07/26/2033		800	606
3.348%, 02/09/2031 (B)		605	478
FEL Energy VI Sarl
5.750%, 12/01/2040 (B)		275	229
Mexican Bonos
10.000%, 12/05/2024	MXN	246,576	13,208
8.500%, 05/31/2029		327,403	17,076
8.500%, 11/18/2038		256,719	13,074
8.000%, 11/07/2047		138,822	6,637
7.750%, 05/29/2031		401,868	20,059
7.750%, 11/13/2042		256,733	12,009
7.500%, 06/03/2027		430,377	21,661
6.750%, 03/09/2023		7,952	433
5.750%, 03/05/2026		54,364	2,614
5.750%, 03/05/2026		19,946	959
5.000%, 03/06/2025		27,545	1,337
Mexican Udibonos
3.500%, 11/16/2023		129,146	6,876
Mexico City Airport Trust
5.500%, 07/31/2047 (B)		$1,068	792
Mexico Government International Bond
6.350%, 02/09/2035		2,619	2,687
5.400%, 02/09/2028		1,229	1,233
4.875%, 05/19/2033		1,074	997
4.750%, 04/27/2032		4,823	4,496
3.750%, 04/19/2071		595	384
2.659%, 05/24/2031		6,869	5,537
2.375%, 02/11/2030	EUR	1,170	1,071
2.250%, 08/12/2036		608	451
Mexico Government International Bond MTN
5.750%, 10/12/2110		$3,950	3,483
Minera Mexico
4.500%, 01/26/2050 (B)		870	653

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Petroleos Mexicanos
10.000%, 02/07/2033 (B)	$7,688	$7,407
7.690%, 01/23/2050 (B)	2,359	1,664
7.690%, 01/23/2050	5,122	3,614
6.950%, 01/28/2060	6,522	4,191
6.840%, 01/23/2030 (B)	534	447
6.700%, 02/16/2032	4,346	3,455
6.625%, 06/15/2035	4,180	3,069
6.625%, 06/15/2038	205	143
6.500%, 01/23/2029	1,623	1,408
6.500%, 01/23/2029 (B)	361	313
6.500%, 06/02/2041	646	433
6.375%, 01/23/2045	1,020	643
6.350%, 02/12/2048	537	335
5.950%, 01/28/2031	1,757	1,346
5.950%, 01/28/2031	279	214
5.950%, 01/28/2031 (B)	727	557
5.350%, 02/12/2028 (B)	576	487
Petroleos Mexicanos MTN
8.750%, 06/02/2029	1,883	1,769
6.750%, 09/21/2047	1,817	1,181
6.750%, 09/21/2047	440	286
Poinsettia Finance
6.625%, 06/17/2031	7,660	6,416
		189,772

Mongolia — 0.4%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (B)	1,149	1,086
Mongolia Government International Bond
8.650%, 01/19/2028 (B)	2,182	2,215
8.650%, 01/19/2028	230	233
5.125%, 04/07/2026	846	768
3.500%, 07/07/2027	1,586	1,316
Mongolia Government International Bond MTN
8.750%, 03/09/2024	1,431	1,428
		7,046

Morocco — 0.1%
Morocco Government International Bond
5.500%, 12/11/2042	771	632
4.000%, 12/15/2050	1,029	658
3.000%, 12/15/2032	1,342	1,020
		2,310

Mozambique — 0.1%
Mozambique International Bond
5.000%, 09/15/2031 (B)(C)	1,981	1,500
5.000%, 09/15/2031 (C)	400	303
		1,803

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Nigeria — 0.9%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (B)	$399	$361
Nigeria Government International Bond
9.248%, 01/21/2049	524	401
8.747%, 01/21/2031	3,146	2,594
7.875%, 02/16/2032	1,402	1,076
7.696%, 02/23/2038 (B)	852	594
Nigeria Government International Bond MTN
8.375%, 03/24/2029 (B)	966	811
8.375%, 03/24/2029	3,980	3,343
8.250%, 09/28/2051 (B)	1,109	765
8.250%, 09/28/2051	996	687
7.375%, 09/28/2033 (B)	4,028	2,927
7.375%, 09/28/2033	3,898	2,833
		16,392

Oman — 0.9%
Oman Government International Bond
7.000%, 01/25/2051	1,517	1,495
6.750%, 10/28/2027	4,931	5,119
6.750%, 01/17/2048	4,247	4,061
6.750%, 01/17/2048 (B)	537	513
6.500%, 03/08/2047 (B)	897	834
6.500%, 03/08/2047	300	279
6.250%, 01/25/2031	1,934	1,954
5.625%, 01/17/2028 (B)	2,082	2,043
Oman Government International Bond MTN
6.000%, 08/01/2029 (B)	367	367
		16,665

Pakistan — 0.2%
Pakistan Government International Bond (B)
8.250%, 09/30/2025	335	162
6.875%, 12/05/2027	1,073	472
Pakistan Government International Bond MTN
7.375%, 04/08/2031	4,041	1,704
6.000%, 04/08/2026 (B)	3,357	1,494
		3,832

Panama — 1.1%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (B)	469	368
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (B)	639	559
Banco Nacional de Panama
2.500%, 08/11/2030 (B)	1,160	923
Empresa de Transmision Electrica
5.125%, 05/02/2049 (B)	873	707
Panama Bonos del Tesoro
3.362%, 06/30/2031	2,115	1,745

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Panama Government International Bond
9.375%, 04/01/2029		$448	$536
8.125%, 04/28/2034		699	811
6.700%, 01/26/2036		1,180	1,244
6.400%, 02/14/2035		4,313	4,443
4.500%, 04/16/2050		1,018	768
4.500%, 04/01/2056		1,145	836
4.500%, 01/19/2063		3,898	2,777
4.300%, 04/29/2053		360	259
3.870%, 07/23/2060		1,462	935
3.750%, 03/16/2025		1,420	1,372
2.252%, 09/29/2032		2,805	2,086
Telecomunicaciones Digitales
4.500%, 01/30/2030 (B)		227	185
			20,554

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		850	766

Paraguay — 0.3%
Bioceanico Sovereign Certificate Ltd
2.600%, 06/05/2034 (D)		1,789	1,234
Paraguay Government International Bond
6.100%, 08/11/2044		1,680	1,584
5.600%, 03/13/2048		1,167	1,003
5.400%, 03/30/2050		946	792
4.950%, 04/28/2031		356	335
2.739%, 01/29/2033		1,210	939
			5,887

Peru — 2.6%
ABY Transmission Sur
6.875%, 04/30/2043 (B)		308	284
Fondo MIVIVIENDA
7.000%, 02/14/2024 (B)	PEN	5,422	1,394
Inkia Energy
5.875%, 11/09/2027 (B)		$277	253
Kallpa Generacion SA (B)
4.875%, 05/24/2026		398	380
4.125%, 08/16/2027		1,197	1,099
Peru Government Bond
6.950%, 08/12/2031	PEN	4,251	1,049
6.900%, 08/12/2037		1,744	408
6.350%, 08/12/2028		1,549	384
6.150%, 08/12/2032		41,109	9,473
5.940%, 02/12/2029		24,573	5,896
5.400%, 08/12/2034		12,507	2,628
5.350%, 08/12/2040		3,082	599
5.200%, 09/12/2023		1,204	313
Peruvian Government International Bond
8.750%, 11/21/2033		$140	173

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.200%, 08/12/2026	PEN	18	$5
6.950%, 08/12/2031		2,462	608
6.900%, 08/12/2037		4,039	946
6.850%, 02/12/2042		882	204
5.400%, 08/12/2034		1,738	365
3.750%, 03/01/2030	EUR	170	167
3.300%, 03/11/2041		$686	500
3.230%, 07/28/2121		3,035	1,756
3.000%, 01/15/2034		1,931	1,519
2.783%, 01/23/2031		5,281	4,346
1.950%, 11/17/2036	EUR	2,211	1,589
1.250%, 03/11/2033		3,208	2,363
Petroleos del Peru
5.625%, 06/19/2047		$8,056	5,355
5.625%, 06/19/2047 (B)		1,432	952
4.750%, 06/19/2032		1,993	1,526
4.750%, 06/19/2032 (B)		1,695	1,298
			47,832

Philippines — 1.2%
Philippine Government International Bond
6.375%, 10/23/2034		300	327
5.609%, 04/13/2033		211	218
5.500%, 01/17/2048		5,979	6,042
5.170%, 10/13/2027		1,437	1,451
5.000%, 07/17/2033		3,269	3,241
5.000%, 01/13/2037		681	669
4.625%, 07/17/2028		683	674
4.200%, 03/29/2047		1,397	1,171
2.950%, 05/05/2045		1,200	850
2.650%, 12/10/2045		1,297	873
1.950%, 01/06/2032		6,612	5,203
1.750%, 04/28/2041	EUR	606	405
1.648%, 06/10/2031		$2,040	1,574
			22,698

Poland — 2.9%
Bank Gospodarstwa Krajowego MTN
5.125%, 02/22/2033	EUR	1,154	1,224
Poland Government Bond
7.500%, 07/25/2028	PLN	13,879	3,259
3.750%, 05/25/2027		19,013	3,857
3.250%, 07/25/2025		12,260	2,576
2.750%, 04/25/2028		15,846	2,997
2.750%, 10/25/2029		32,352	5,833
2.500%, 07/25/2026		39,040	7,771
2.500%, 07/25/2027		18,610	3,576
1.750%, 04/25/2032		57,488	8,791
1.250%, 10/25/2030		33,158	5,142
Poland Government International Bond
5.750%, 11/16/2032		$5,854	6,130
5.500%, 11/16/2027		1,490	1,522
0.250%, 10/25/2026	PLN	631	114

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Poland Government International Bond MTN
4.250%, 02/14/2043	EUR	509	$518
			53,310

Qatar — 1.1%
Qatar Government International Bond
5.103%, 04/23/2048		$1,583	1,560
4.817%, 03/14/2049 (B)		2,718	2,582
4.817%, 03/14/2049		5,099	4,844
4.500%, 04/23/2028		1,695	1,683
4.400%, 04/16/2050		3,268	2,926
4.400%, 04/16/2050 (B)		1,656	1,482
3.750%, 04/16/2030		1,446	1,374
3.750%, 04/16/2030 (B)		287	273
QatarEnergy
3.300%, 07/12/2051 (B)		382	278
3.125%, 07/12/2041 (B)		466	354
2.250%, 07/12/2031		3,687	3,028
2.250%, 07/12/2031 (B)		973	799
			21,183

Romania — 2.7%
Romania Government Bond
8.250%, 09/29/2032	RON	9,695	2,125
6.700%, 02/25/2032		36,850	7,336
5.000%, 02/12/2029		7,660	1,440
4.850%, 07/25/2029		16,205	2,995
4.750%, 10/11/2034		3,575	582
4.150%, 01/26/2028		3,620	675
4.150%, 10/24/2030		4,200	717
3.650%, 07/28/2025		16,080	3,195
3.650%, 09/24/2031		5,055	813
3.250%, 06/24/2026		4,730	897
2.500%, 10/25/2027		17,540	3,056
Romanian Government International Bond
7.625%, 01/17/2053 (B)		$1,276	1,376
7.125%, 01/17/2033 (B)		2,262	2,367
7.125%, 01/17/2033		1,088	1,138
6.625%, 02/17/2028 (B)		885	904
5.250%, 11/25/2027 (B)		1,074	1,039
5.250%, 11/25/2027		560	542
5.125%, 06/15/2048		354	294
4.000%, 02/14/2051		1,478	1,029
3.624%, 05/26/2030	EUR	590	520
2.625%, 12/02/2040 (B)		592	354
2.000%, 04/14/2033 (B)		381	269
Romanian Government International Bond MTN
7.625%, 01/17/2053		$466	503
6.625%, 09/27/2029	EUR	408	439
6.125%, 01/22/2044		$312	293
4.625%, 04/03/2049	EUR	1,781	1,379
3.875%, 10/29/2035		1,700	1,354

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.750%, 02/07/2034	EUR	4,072	$3,303
3.375%, 02/08/2038 (B)		1,496	1,081
3.375%, 01/28/2050		2,427	1,515
3.375%, 01/28/2050 (B)		784	489
2.875%, 05/26/2028		377	349
2.875%, 04/13/2042		1,290	782
2.875%, 04/13/2042 (B)		773	469
2.500%, 02/08/2030 (B)		935	781
2.125%, 03/07/2028		982	878
2.124%, 07/16/2031		1,246	947
2.000%, 01/28/2032		1,368	1,010
2.000%, 04/14/2033		1,147	809
			50,044

Russia — 0.1%
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	624,386	416
7.000%, 07/30/2036		127,961	85
Russian Foreign Bond - Eurobond
4.375%, 03/21/2029		$4,200	210
Serbia International Bond
6.500%, 09/26/2033 (B)		666	647
6.500%, 09/26/2033		596	579
6.250%, 05/26/2028 (B)		623	622
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (B)		600	29
6.800%, 11/22/2025		240	13
			2,601

Saudi Arabia — 1.9%
EIG Pearl Holdings Sarl
3.545%, 08/31/2036 (B)		707	591
Gaci First Investment
5.250%, 10/13/2032		4,156	4,146
Global Sukuk
1.602%, 06/17/2026		1,476	1,329
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,620	1,424
Saudi Government International Bond
5.500%, 10/25/2032 (B)		3,044	3,169
4.375%, 04/16/2029		3,983	3,885
Saudi Government International Bond MTN
5.000%, 04/17/2049 (B)		1,033	948
5.000%, 01/18/2053 (B)		4,771	4,354
4.750%, 01/18/2028 (B)		2,182	2,157
4.625%, 10/04/2047 (B)		2,539	2,219
4.500%, 10/26/2046		4,405	3,793
4.500%, 10/26/2046 (B)		704	606
3.750%, 01/21/2055 (B)		1,450	1,090
2.250%, 02/02/2033 (B)		3,962	3,145
TMS Issuer Sarl
5.780%, 08/23/2032 (B)		1,526	1,547
			34,403

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		$1,494	$1,047
5.375%, 06/08/2037 (B)	EUR	1,169	829
4.750%, 03/13/2028		1,030	932
4.750%, 03/13/2028 (B)		350	317
			3,125

Serbia — 0.3%
Serbia International Bond
3.125%, 05/15/2027		451	422
1.650%, 03/03/2033		406	275
1.500%, 06/26/2029		4,238	3,343
Serbia International Bond MTN
2.050%, 09/23/2036		1,524	941
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	61,170	542
4.500%, 01/11/2026		24,780	214
4.500%, 08/20/2032		14,680	109
			5,846

South Africa — 5.7%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$323	276
Bidvest Group
3.625%, 09/23/2026 (B)		528	469
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (B)		2,610	2,558
4.314%, 07/23/2027		1,785	1,580
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (B)		1,284	1,257
7.500%, 09/15/2033	ZAR	52,500	2,080
6.750%, 08/06/2023 (B)		$1,100	1,093
6.350%, 08/10/2028		650	608
Sasol Financing USA LLC
6.500%, 09/27/2028		540	504
5.875%, 03/27/2024		661	653
4.375%, 09/18/2026		532	478
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	248,097	14,339
9.000%, 01/31/2040		74,031	3,283
8.875%, 02/28/2035		172,536	7,983
8.750%, 01/31/2044		182,231	7,740
8.750%, 02/28/2048		211,274	8,906
8.500%, 01/31/2037		178,752	7,769
8.250%, 03/31/2032		146,814	6,883
8.000%, 01/31/2030		72,850	3,562
7.300%, 04/20/2052		$3,505	3,019
7.000%, 02/28/2031	ZAR	256,380	11,389
6.500%, 02/28/2041		33,672	1,154
6.300%, 06/22/2048		$200	157
6.250%, 03/31/2036	ZAR	99,413	3,592

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.875%, 09/16/2025		$1,067	$1,062
5.875%, 06/22/2030		199	184
5.875%, 04/20/2032		3,919	3,492
5.750%, 09/30/2049		7,015	5,103
5.650%, 09/27/2047		899	655
4.850%, 09/27/2027		690	649
Transnet SOC
8.250%, 02/06/2028 (B)		2,609	2,615
			105,092

South Korea — 0.6%
Export-Import Bank of Korea
5.125%, 01/11/2033		204	208
Korea Treasury Bond
3.125%, 09/10/2027	KRW	15,624,950	11,474
			11,682

Sri Lanka — 0.5%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$2,219	800
7.550%, 03/28/2030		1,701	613
6.850%, 03/14/2024		1,445	521
6.825%, 07/18/2026 (B)		1,612	605
6.825%, 07/18/2026		800	300
6.750%, 04/18/2028		3,480	1,258
6.750%, 04/18/2028 (B)		7,367	2,663
6.350%, 06/28/2024		1,840	664
6.200%, 05/11/2027		3,486	1,258
5.750%, 04/18/2023		1,124	406
			9,088

Supranational — 0.8%
Africa Finance
2.875%, 04/28/2028 (B)		2,555	2,127
African Export-Import Bank
3.798%, 05/17/2031 (B)		301	248
African Export-Import Bank MTN
3.994%, 09/21/2029 (B)		543	466
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (B)		1,274	1,190
4.700%, 10/22/2031 (B)		934	798
4.700%, 10/22/2031		430	368
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	134,700,000	8,831
			14,028

Taiwan — 0.1%
TSMC Arizona
4.250%, 04/22/2032		$631	604
3.250%, 10/25/2051		220	166
2.500%, 10/25/2031		254	211
			981

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Thailand — 2.4%
GC Treasury Center MTN
4.300%, 03/18/2051 (B)		$1,054	$756
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	99
4.875%, 06/22/2029		15,000	487
3.775%, 06/25/2032		73,082	2,278
3.650%, 06/20/2031		62,000	1,912
3.450%, 06/17/2043		86,955	2,562
3.400%, 06/17/2036		259,387	7,731
3.300%, 06/17/2038		126,579	3,707
2.875%, 12/17/2028		30,402	887
2.875%, 06/17/2046		4,865	128
2.750%, 06/17/2052		2,778	70
2.650%, 06/17/2028		97,000	2,803
2.400%, 12/17/2023		47,000	1,337
2.125%, 12/17/2026		13,087	371
2.000%, 12/17/2031		134,008	3,644
2.000%, 06/17/2042		151,480	3,621
1.600%, 12/17/2029		15,000	403
1.600%, 06/17/2035		51,336	1,272
1.585%, 12/17/2035		108,002	2,643
1.450%, 12/17/2024		124,000	3,482
1.250%, 03/12/2028		89,525	2,474
1.000%, 06/17/2027		50,000	1,350
			44,017

Tunisia — 0.4%
Tunisian Republic
6.375%, 07/15/2026 (B)	EUR	3,837	2,535
6.375%, 07/15/2026		962	636
5.750%, 01/30/2025		$628	426
5.625%, 02/17/2024	EUR	5,027	4,187
			7,784

Turkey — 1.8%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (B)		$972	803
Hazine Mustesarligi Varlik Kiralama
7.250%, 02/24/2027 (B)		3,650	3,473
5.125%, 06/22/2026		1,662	1,486
Turkey Government Bond
1.500%, 06/18/2025	TRY	25,322	2,194
Turkey Government International Bond
9.875%, 01/15/2028		$4,905	4,972
7.250%, 12/23/2023 (E)		1,210	1,210
6.875%, 03/17/2036		1,063	858
6.500%, 09/20/2033		999	804
6.375%, 10/14/2025		409	383
6.125%, 10/24/2028		1,486	1,286
6.000%, 01/14/2041		1,091	776
5.950%, 01/15/2031		3,528	2,853
5.750%, 03/22/2024		145	141

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 05/11/2047		$2,005	$1,341
5.125%, 02/17/2028		1,986	1,675
4.875%, 10/09/2026		847	738
4.875%, 04/16/2043		4,737	3,002
4.750%, 01/26/2026		2,048	1,825
Turkiye Ihracat Kredi Bankasi
9.375%, 01/31/2026 (B)		1,662	1,634
5.750%, 07/06/2026		459	405
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026 (B)		725	694
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (B)		632	610
			33,163

Uganda — 0.4%
Uganda Government Bond
16.000%, 05/14/2037	UGX	4,992,600	1,350
15.000%, 05/20/2032		16,027,000	4,270
14.250%, 06/22/2034		5,200,000	1,296
14.000%, 05/29/2025		2,635,500	710
			7,626

Ukraine — 0.5%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (B)		$1,334	253
7.125%, 07/19/2024	EUR	970	190
NPC Ukrenergo
6.875%, 11/09/2028 (B)		$1,499	239
6.875%, 11/09/2028		400	64
State Agency of Roads of Ukraine
6.250%, 06/24/2030		1,456	251
6.250%, 06/24/2030 (B)		554	96
Ukraine Government Bond
16.000%, 05/24/2023	UAH	55,560	894
15.970%, 04/19/2023		55,560	894
15.840%, 02/26/2025		92,615	1,490
Ukraine Government International Bond
9.750%, 11/01/2030		$846	149
7.750%, 09/01/2027 (B)		3,051	544
7.750%, 09/01/2028 (B)		3,030	567
7.750%, 09/01/2028		1,155	216
7.750%, 09/01/2029		2,093	386
7.375%, 09/25/2034		2,509	425
7.253%, 03/15/2035		1,242	210
6.876%, 05/21/2031		9,135	1,553
6.876%, 05/21/2031 (B)		423	72
6.750%, 06/20/2028	EUR	1,790	308
1.258%, 08/01/2041 (A)(B)		$3,182	869
1.258%, 08/01/2041 (A)		800	219
			9,889

United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (B)		2,286	2,083

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.600%, 11/02/2047		$550	$501
3.650%, 11/02/2029 (B)		923	844
Abu Dhabi Government International Bond
3.125%, 09/30/2049		1,466	1,057
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		228	187
3.000%, 09/15/2051		970	679
3.000%, 09/15/2051 (B)		764	535
1.700%, 03/02/2031		200	163
1.625%, 06/02/2028		1,810	1,570
DAE Funding LLC
3.375%, 03/20/2028 (B)		850	757
DP World MTN (B)
6.850%, 07/02/2037		245	272
5.625%, 09/25/2048		648	624
4.700%, 09/30/2049		1,207	1,037
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (A)(F)		4,046	4,021
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		670	478
Finance Department Government of Sharjah
6.500%, 11/23/2032 (B)		676	681
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (B)		2,246	1,433
3.625%, 03/10/2033		415	334
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040		5,898	4,642
2.940%, 09/30/2040 (B)		870	685
2.625%, 03/31/2036 (B)		827	654
2.160%, 03/31/2034		2,116	1,786
MDGH GMTN RSC
5.500%, 04/28/2033 (B)		1,674	1,737
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (B)		796	779
3.950%, 05/21/2050		338	278
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		1,037	987
			28,804

United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (B)	IDR	3,251,000	230

United States — 0.6%
JPMorgan Chase Bank MTN (B)
8.375%, 04/19/2039		1,563,000	111
7.500%, 06/15/2035		48,361,000	3,291

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 09/18/2030 (A)	IDR	117,660,000	$7,837
Sagicor Financial
5.300%, 05/13/2028		$712	679
			11,918

Uruguay — 0.5%
Uruguay Government International Bond
8.500%, 03/15/2028	UYU	88,279	2,155
8.250%, 05/21/2031		19,962	465
5.750%, 10/28/2034		$3,870	4,160
5.100%, 06/18/2050		260	254
4.975%, 04/20/2055		2,647	2,523
4.375%, 12/15/2028	UYU	4,310	118
			9,675

Uzbekistan — 0.3%
Uzauto Motors AJ
4.850%, 05/04/2026 (B)		$2,402	2,086
4.850%, 05/04/2026		1,050	912
Uzbekistan Government International Bond
3.900%, 10/19/2031		774	617
Uzbekistan Government International Bond MTN
5.375%, 02/20/2029		1,719	1,576
3.700%, 11/25/2030		301	242
Uzbekneftegaz JSC
4.750%, 11/16/2028 (B)		1,187	987
			6,420

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		3,202	152
6.000%, 05/16/2024 (G)		16,821	723
6.000%, 05/16/2024 (G)		7,900	340
6.000%, 05/16/2024 (G)		1,777	76
6.000%, 11/15/2026 (G)		24,577	1,045
5.500%, 04/12/2037 (G)		1,620	69
5.375%, 04/12/2027 (G)		7,825	333
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		3,400	364
9.250%, 05/07/2028 (G)		4,965	530
8.250%, 10/13/2024 (G)		4,151	436
7.750%, 10/13/2019 (G)		7,816	547
			4,615

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (B)		1,594	1,357

Zambia — 0.9%
First Quantum Minerals (B)
6.875%, 03/01/2026 (E)		531	507
6.875%, 10/15/2027		928	871

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	$77
13.000%, 12/18/2027		8,370	271
13.000%, 01/25/2031		18,763	494
11.000%, 01/25/2026		27,670	1,060
11.000%, 06/28/2026		118,640	4,312
10.000%, 06/28/2024		99,750	4,588
Zambia Government International Bond
8.970%, 07/30/2027		$4,016	1,805
8.500%, 04/14/2024		280	128
5.375%, 09/20/2022 (B)		1,822	783

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 09/20/2023	$3,983	$1,713
		16,609

Total Global Bonds
(Cost $1,966,653) ($ Thousands)		1,703,932

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
4.570% **†(H)	3,137,318	3,138

Total Affiliated Partnership
(Cost $3,138) ($ Thousands)		3,138

Total Investments in Securities — 92.3%
(Cost $1,969,791) ($ Thousands)		$1,707,070

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Korea 10-Year Bond	80	Mar-2023	$7,291	$6,638	$(227)
Korea 3-Year Bond	278	Mar-2023	22,520	21,658	(228)
R2030 Bond Future	655	May-2023	3,541	3,272	(23)
R2032 Bond Future	1,821	May-2023	9,065	8,600	(70)
R2035 Bond Future	878	May-2023	4,450	4,130	(10)
R2037 Bond Future	976	May-2023	4,707	4,351	(30)
R213 Bond Future	626	May-2023	3,047	2,822	(13)
U.S. 2-Year Treasury Notes	22	Jun-2023	4,492	4,482	(10)
U.S. 5-Year Treasury Notes	210	Jun-2023	22,510	22,481	(29)
U.S. Long Treasury Bond	39	Jun-2023	4,884	4,884	—
U.S. Ultra Long Treasury Bond	63	Jun-2023	8,461	8,509	48
			94,968	91,827	(592)
Short Contracts
Euro-Bobl	(71)	Mar-2023	$(8,777)	$(8,673)	$104
Euro-Bund	(152)	Mar-2023	(22,660)	(21,425)	1,322
Euro-Buxl	(42)	Mar-2023	(7,008)	(5,981)	1,108
U.S. 10-Year Treasury Notes	(104)	Jun-2023	(11,618)	(11,612)	6
			(50,063)	(47,691)	2,540
			$44,905	$44,136	$1,948

A list of the open forward foreign currency contracts held by the Fund at February 28, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/02/23	BRL	13,390	USD	2,534	$(31)
Barclays PLC	03/15/23	USD	410	PLN	1,820	—
Barclays PLC	03/15/23	MXN	413	USD	21	(2)
Barclays PLC	03/15/23	USD	473	CZK	10,500	—
Barclays PLC	03/15/23	USD	1,781	TRY	34,158	16
Barclays PLC	03/15/23	USD	686	TRY	13,012	(1)
Barclays PLC	03/15/23 - 03/21/23	USD	3,515	THB	122,091	(53)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	03/15/23	USD	5,336	EUR	4,980	$(50)
Barclays PLC	03/15/23	USD	12,285	CNY	82,630	(364)
Barclays PLC	03/15/23	PHP	224,896	USD	4,045	(21)
Barclays PLC	03/15/23	COP	3,125,740	USD	668	24
Barclays PLC	03/15/23	IDR	11,200,000	USD	734	(1)
Barclays PLC	03/16/23	USD	3,762	PEN	14,550	62
Barclays PLC	06/21/23	USD	848	PEN	3,237	(1)
Barclays PLC	03/16/23	EUR	8,175	PLN	39,097	127
Barclays PLC	03/16/23	ZAR	126,224	USD	7,166	298
Barclays PLC	03/16/23	HUF	517,442	EUR	1,267	(97)
Barclays PLC	03/16/23	HUF	3,175,246	USD	8,802	(45)
Barclays PLC	03/24/23	USD	1,414	SGD	1,893	(7)
BNP Paribas	03/16/23	USD	1,917	IDR	29,106,196	(8)
BNP Paribas	03/16/23	EUR	2,672	HUF	1,019,390	4
BNP Paribas	03/16/23	HUF	1,023,233	EUR	2,640	(49)
BNP Paribas	07/06/23	USD	704	THB	24,512	(1)
BNP Paribas	07/06/23	TWD	41,422	USD	1,381	10
Citigroup	03/01/23 - 06/02/23	USD	9,666	BRL	51,181	96
Citigroup	03/02/23 - 06/21/23	EUR	88,195	USD	94,760	1,117
Citigroup	06/02/23	BRL	139,018	USD	26,597	431
Citigroup	03/02/23	BRL	133,248	USD	24,251	(1,272)
Citigroup	03/03/23 - 03/15/23	CLP	8,561,258	USD	10,590	316
Citigroup	03/15/23	CLP	3,337,050	USD	3,861	(142)
Citigroup	03/15/23	USD	207	PHP	11,338	(2)
Citigroup	03/15/23	USD	418	IDR	6,342,652	(2)
Citigroup	03/15/23	USD	494	RON	2,300	1
Citigroup	03/15/23	USD	684	RON	3,173	(1)
Citigroup	03/15/23	USD	2,344	GHS	27,365	(214)
Citigroup	03/15/23	GHS	2,693	USD	224	15
Citigroup	03/15/23	PLN	3,090	USD	710	14
Citigroup	03/15/23	USD	4,590	PEN	17,675	56
Citigroup	03/15/23 - 04/28/23	USD	4,664	EUR	4,352	(44)
Citigroup	03/15/23	PEN	8,981	USD	2,330	(30)
Citigroup	03/15/23	USD	9,283	INR	769,538	19
Citigroup	03/15/23	RON	10,930	USD	2,346	(6)
Citigroup	03/15/23 - 06/21/23	USD	11,445	COP	56,538,110	42
Citigroup	03/15/23	USD	3,750	SGD	5,057	9
Citigroup	03/15/23	USD	9,554	SGD	12,600	(190)
Citigroup	03/15/23 - 07/06/23	USD	15,071	THB	509,514	(621)
Citigroup	03/15/23	USD	16,493	ZAR	290,170	(702)
Citigroup	03/15/23	USD	8,117	EGP	253,121	76
Citigroup	05/17/23 - 06/21/23	USD	9,852	EGP	214,472	(3,189)
Citigroup	03/15/23	USD	4,639	ILS	17,077	38
Citigroup	03/15/23 - 03/16/23	USD	14,382	ILS	50,507	(547)
Citigroup	03/15/23	USD	12,629	CNY	87,559	2
Citigroup	03/15/23	USD	10,036	CNY	69,261	(44)
Citigroup	03/15/23 - 03/16/23	ZAR	84,579	USD	4,644	41
Citigroup	03/15/23	TWD	110,228	USD	3,648	37
Citigroup	03/15/23	CZK	14,360	USD	653	6
Citigroup	03/15/23	CZK	144,110	USD	6,417	(77)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	03/15/23	PHP	163,375	USD	2,941	$(13)
Citigroup	03/15/23	THB	163,835	USD	5,026	384
Citigroup	03/15/23	MXN	188,320	USD	9,582	(669)
Citigroup	03/15/23	KRW	278,434	USD	226	15
Citigroup	03/15/23	EGP	36,950	USD	1,615	419
Citigroup	05/17/23	EGP	253,121	USD	7,798	(101)
Citigroup	03/15/23	IDR	27,644,250	USD	1,839	26
Citigroup	03/15/23	IDR	11,568,731	USD	740	(19)
Citigroup	03/16/23	EUR	2,187	CZK	53,777	102
Citigroup	03/16/23	USD	2,244	CLP	1,831,878	(47)
Citigroup	03/16/23	EUR	5,627	HUF	2,387,848	680
Citigroup	03/16/23	CNY	9,716	USD	1,427	25
Citigroup	03/16/23	USD	11,954	HUF	4,872,181	1,621
Citigroup	03/16/23	PLN	12,718	EUR	2,660	(41)
Citigroup	03/16/23	CZK	17,347	EUR	722	(16)
Citigroup	03/16/23	ILS	19,742	USD	5,703	296
Citigroup	03/16/23	HUF	557,730	EUR	1,374	(95)
Citigroup	06/21/23	HUF	258,340	USD	703	3
Citigroup	03/16/23	HUF	761,744	USD	2,101	(22)
Citigroup	03/22/23	NGN	347,490	USD	738	(7)
Citigroup	03/24/23	SGD	1,890	USD	1,403	(2)
Citigroup	03/27/23	USD	5,936	KRW	7,470,000	(269)
Citigroup	04/06/23	EUR	5,424	RON	26,822	5
Deutsche Bank	03/10/23	PHP	–	USD	–	—
Deutsche Bank	03/15/23	USD	1,598	THB	54,455	(55)
Deutsche Bank	03/15/23	USD	2,388	IDR	36,497,786	6
Deutsche Bank	03/21/23	THB	47,572	USD	1,449	100
Goldman Sachs	03/01/23	USD	21,001	BRL	113,288	699
Goldman Sachs	03/01/23 - 04/04/23	USD	3,839	BRL	19,560	(96)
Goldman Sachs	03/02/23 - 06/02/23	BRL	14,250	USD	2,710	2
Goldman Sachs	03/01/23	BRL	10,606	USD	2,010	(22)
Goldman Sachs	03/03/23 - 06/21/23	EUR	6,925	USD	7,591	205
Goldman Sachs	03/15/23	USD	1,461	RON	6,763	(5)
Goldman Sachs	03/15/23	USD	2,310	PEN	8,903	30
Goldman Sachs	03/15/23	PLN	3,330	USD	757	7
Goldman Sachs	03/15/23	USD	9,790	MXN	184,577	257
Goldman Sachs	03/15/23	USD	10,202	IDR	159,178,133	238
Goldman Sachs	03/15/23	USD	11,444	CNY	78,410	(132)
Goldman Sachs	03/15/23	USD	11,858	PLN	53,261	136
Goldman Sachs	03/15/23 - 07/06/23	USD	12,141	THB	403,984	(688)
Goldman Sachs	03/15/23	SGD	12,640	USD	9,402	9
Goldman Sachs	03/15/23	RON	12,827	USD	2,769	8
Goldman Sachs	03/15/23 - 03/16/23	ILS	61,599	USD	17,832	959
Goldman Sachs	03/15/23	MXN	5,430	USD	296	—
Goldman Sachs	03/15/23	MXN	124,922	USD	6,697	(102)
Goldman Sachs	03/15/23	TRY	142,444	USD	7,080	(416)
Goldman Sachs	03/15/23	THB	165,355	USD	5,065	379
Goldman Sachs	03/15/23	ZAR	257,460	USD	14,470	459
Goldman Sachs	03/15/23	TWD	346,704	USD	11,498	139

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	03/15/23	NGN	637,150	USD	1,333	$(38)
Goldman Sachs	03/15/23	INR	468,723	USD	5,670	4
Goldman Sachs	03/15/23	INR	309,922	USD	3,733	(13)
Goldman Sachs	03/15/23	KRW	1,456,760	USD	1,161	58
Goldman Sachs	03/15/23 - 06/21/23	COP	12,348,841	USD	2,519	(10)
Goldman Sachs	03/16/23	EUR	2,683	PLN	12,653	1
Goldman Sachs	03/16/23	EUR	2,692	HUF	1,083,164	161
Goldman Sachs	03/16/23	USD	4,405	ILS	15,501	(159)
Goldman Sachs	03/16/23	USD	10,026	ZAR	177,755	(353)
Goldman Sachs	03/16/23	PLN	24,307	EUR	5,094	(67)
Goldman Sachs	03/16/23	HUF	3,454,826	EUR	8,742	(347)
Goldman Sachs	03/20/23	USD	1,445	EGP	42,283	(81)
Goldman Sachs	05/17/23	USD	160	EGP	3,411	(54)
Goldman Sachs	06/21/23	USD	10,183	HUF	3,789,560	90
JPMorgan Chase Bank	03/01/23 - 03/20/23	USD	10,691	IDR	162,030,315	(65)
JPMorgan Chase Bank	03/01/23 - 05/23/23	BRL	3,925	USD	761	10
JPMorgan Chase Bank	03/01/23 - 03/13/23	BRL	54,305	USD	10,253	(132)
JPMorgan Chase Bank	03/01/23 - 04/05/23	IDR	520,115,815	USD	34,335	221
JPMorgan Chase Bank	03/03/23 - 03/16/23	EUR	2,819	USD	3,045	55
JPMorgan Chase Bank	03/15/23	EUR	200	USD	211	(1)
JPMorgan Chase Bank	03/03/23 - 03/15/23	USD	3,040	EUR	2,797	(72)
JPMorgan Chase Bank	03/03/23	EUR	3,938	PLN	18,603	15
JPMorgan Chase Bank	03/16/23	EUR	2,685	PLN	12,640	(3)
JPMorgan Chase Bank	03/03/23 - 03/15/23	THB	228,199	USD	6,943	483
JPMorgan Chase Bank	03/06/23 - 03/08/23	USD	23,349	CNY	164,910	425
JPMorgan Chase Bank	03/07/23 - 06/05/23	USD	24,126	CNY	165,124	(217)
JPMorgan Chase Bank	03/06/23 - 05/15/23	CNY	164,651	USD	24,147	376
JPMorgan Chase Bank	03/08/23 - 06/06/23	CNY	114,296	USD	16,270	(258)
JPMorgan Chase Bank	03/07/23	CNH	40,894	USD	5,921	36
JPMorgan Chase Bank	04/17/23	USD	3,487	PHP	194,870	37
JPMorgan Chase Bank	03/10/23 - 05/23/23	USD	10,998	PHP	602,620	(113)
JPMorgan Chase Bank	03/13/23	USD	1,092	INR	90,336	—
JPMorgan Chase Bank	03/13/23	USD	150	CZK	3,521	9
JPMorgan Chase Bank	03/13/23	USD	4,404	CZK	97,603	(6)
JPMorgan Chase Bank	03/13/23	USD	3,489	CLP	3,143,969	284
JPMorgan Chase Bank	05/22/23	USD	3,701	CLP	3,002,230	(131)
JPMorgan Chase Bank	03/13/23	USD	797	BRL	4,240	14
JPMorgan Chase Bank	03/13/23 - 05/23/23	USD	6,929	BRL	36,540	(33)
JPMorgan Chase Bank	03/13/23 - 04/17/23	USD	11,641	HUF	4,635,870	1,255
JPMorgan Chase Bank	05/24/23	USD	2,234	HUF	816,782	(3)
JPMorgan Chase Bank	03/13/23	CLP	2,106,917	USD	2,518	(10)
JPMorgan Chase Bank	03/13/23 - 04/17/23	HUF	2,617,104	USD	7,080	(180)
JPMorgan Chase Bank	03/14/23 - 03/27/23	KRW	21,338,868	USD	17,196	1,027
JPMorgan Chase Bank	03/15/23	USD	1,252	MYR	5,474	(29)
JPMorgan Chase Bank	03/15/23	USD	1,669	GHS	21,819	30
JPMorgan Chase Bank	03/15/23	MYR	3,648	USD	857	42
JPMorgan Chase Bank	03/15/23 - 03/16/23	USD	3,784	PEN	14,616	58
JPMorgan Chase Bank	03/15/23 - 05/15/23	USD	4,297	MXN	81,487	133
JPMorgan Chase Bank	03/15/23	USD	4,398	THB	146,836	(237)
JPMorgan Chase Bank	03/15/23	USD	5,595	SGD	7,586	43
JPMorgan Chase Bank	03/15/23	TRY	7,564	USD	381	(17)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/15/23	PEN	24,175	USD	6,295	$(59)
JPMorgan Chase Bank	03/15/23 - 05/15/23	USD	25,014	ZAR	429,714	(1,713)
JPMorgan Chase Bank	03/15/23 - 05/15/23	MXN	40,800	USD	2,202	(18)
JPMorgan Chase Bank	03/15/23	EGP	44,800	USD	1,449	(1)
JPMorgan Chase Bank	03/16/23 - 05/15/23	ZAR	667,034	USD	38,282	2,074
JPMorgan Chase Bank	03/21/23	COP	2,022,443	USD	421	4
JPMorgan Chase Bank	03/16/23	COP	2,388,381	USD	492	—
JPMorgan Chase Bank	04/05/23	USD	666	UYU	26,793	20
JPMorgan Chase Bank	04/06/23	EUR	1,185	RON	5,854	—
JPMorgan Chase Bank	04/17/23	PHP	3,112	USD	57	—
JPMorgan Chase Bank	04/20/23 - 05/15/23	USD	18,463	PLN	80,025	(511)
JPMorgan Chase Bank	04/20/23 - 05/15/23	PLN	66,662	USD	15,056	97
JPMorgan Chase Bank	05/15/23	PLN	19,335	USD	4,307	(30)
JPMorgan Chase Bank	04/28/23	USD	4,648	EUR	4,304	(69)
JPMorgan Chase Bank	04/28/23	EUR	26,325	USD	28,757	747
JPMorgan Chase Bank	05/15/23	USD	3,316	RON	15,153	(62)
JPMorgan Chase Bank	05/17/23	USD	5,382	EGP	114,466	(1,810)
JPMorgan Chase Bank	05/22/23	USD	15,165	KRW	19,064,376	(648)
Merrill Lynch	03/02/23	BRL	35,400	USD	6,536	(245)
Merrill Lynch	03/15/23	USD	8,123	ILS	27,600	(564)
Merrill Lynch	03/15/23	ZAR	68,110	USD	3,740	33
Merrill Lynch	03/15/23	NGN	138,229	USD	293	(4)
Merrill Lynch	05/17/23	USD	452	NGN	232,530	16
Midland Walwyn Capital Inc.	03/01/23	BRL	2,530	USD	495	10
Midland Walwyn Capital Inc.	03/15/23	USD	1,851	CNY	12,503	(48)
Midland Walwyn Capital Inc.	03/16/23	PLN	1,288	EUR	273	—
Midland Walwyn Capital Inc.	03/16/23	USD	1,419	ILS	4,809	(101)
Midland Walwyn Capital Inc.	03/16/23	EUR	4,362	HUF	1,855,272	539
Midland Walwyn Capital Inc.	03/16/23	IDR	21,648,058	USD	1,422	3
Midland Walwyn Capital Inc.	03/21/23	THB	16,667	USD	486	13
Midland Walwyn Capital Inc.	05/10/23	INR	118,502	USD	1,422	(6)
Midland Walwyn Capital Inc.	07/06/23	USD	109	TWD	3,228	(2)
Morgan Stanley	03/01/23	BRL	7,478	USD	1,425	(7)
Morgan Stanley	03/01/23	USD	3,747	BRL	20,064	96
Morgan Stanley	04/04/23	USD	22,566	BRL	117,043	(290)
Morgan Stanley	03/03/23 - 03/16/23	USD	5,280	ZAR	91,832	(279)
Morgan Stanley	03/03/23	USD	8,724	EUR	8,171	(58)
Morgan Stanley	03/03/23 - 03/16/23	CLP	1,355,654	USD	1,699	71
Morgan Stanley	03/15/23	USD	286	CNY	1,927	(8)
Morgan Stanley	03/15/23	USD	2,447	IDR	36,928,002	(25)
Morgan Stanley	03/15/23 - 03/27/23	MXN	147,082	USD	7,662	(329)
Morgan Stanley	03/15/23	IDR	38,495,129	USD	2,555	30
Morgan Stanley	03/15/23	IDR	20,861,379	USD	1,340	(28)
Morgan Stanley	03/16/23	EUR	292	PLN	1,382	2
Morgan Stanley	03/16/23	USD	465	PEN	1,793	6
Morgan Stanley	03/16/23	CZK	7,335	EUR	300	(12)
Morgan Stanley	03/16/23	ZAR	18,068	USD	1,018	35
Morgan Stanley	03/16/23	PLN	22,518	EUR	4,729	(51)
Morgan Stanley	03/16/23	HUF	905,584	EUR	2,286	(96)
Morgan Stanley	03/17/23 - 07/06/23	THB	218,909	USD	6,704	492

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	03/27/23	USD	5,975	MXN	115,000	$270
Morgan Stanley	04/06/23	EUR	1,415	RON	7,009	3
Morgan Stanley	05/10/23	USD	1,434	INR	119,118	—
Morgan Stanley	07/06/23	USD	1,324	TWD	38,344	(55)
SCB Securities	03/15/23	CNY	2,890	USD	429	12
SCB Securities	03/15/23	USD	3,282	THB	107,483	(236)
SCB Securities	03/15/23	USD	8,317	CNY	56,680	(140)
SCB Securities	03/21/23	USD	2,458	MYR	10,804	(45)
Standard Bank	03/02/23 - 03/15/23	EUR	1,200	USD	1,285	13
Standard Bank	03/02/23	USD	3,019	BRL	16,130	70
Standard Bank	03/15/23	USD	783	RON	3,630	(2)
Standard Bank	03/15/23	USD	1,111	ZMW	21,660	(18)
Standard Bank	03/15/23	USD	1,164	GHS	15,324	29
Standard Bank	03/15/23	USD	2,267	COP	11,150,782	30
Standard Bank	03/15/23	USD	3,911	MXN	78,392	356
Standard Bank	03/15/23	USD	4,615	CLP	4,027,127	216
Standard Bank	03/15/23	USD	5,851	TWD	178,440	(5)
Standard Bank	03/15/23	USD	5,998	CZK	138,894	261
Standard Bank	03/15/23	USD	6,249	CNY	43,126	(28)
Standard Bank	03/15/23	CNY	7,110	USD	1,032	6
Standard Bank	03/15/23	CZK	9,020	USD	404	(2)
Standard Bank	03/15/23	USD	13,652	INR	1,132,780	41
Standard Bank	03/15/23	MYR	10,589	USD	2,434	70
Standard Bank	03/15/23	MYR	3,270	USD	729	(1)
Standard Bank	03/15/23 - 06/21/23	USD	10,805	PEN	41,609	110
Standard Bank	06/21/23	USD	3,812	PEN	14,548	(7)
Standard Bank	03/15/23	USD	22,351	THB	760,638	(797)
Standard Bank	03/15/23	USD	575	ZAR	10,610	2
Standard Bank	03/15/23	USD	22,469	ZAR	397,600	(831)
Standard Bank	03/15/23	PEN	40,711	USD	10,550	(150)
Standard Bank	03/15/23	TWD	66,888	USD	2,215	24
Standard Bank	03/15/23	ZMW	88,584	USD	4,882	413
Standard Bank	03/15/23	PHP	113,532	USD	2,034	(18)
Standard Bank	03/15/23	EGP	171,371	USD	6,249	702
Standard Bank	03/15/23	ZAR	267,740	USD	14,533	(37)
Standard Bank	03/15/23	INR	1,123,673	USD	13,546	(36)
Standard Bank	05/17/23	NGN	1,246,836	USD	2,554	44
Standard Bank	03/15/23 - 05/17/23	NGN	890,923	USD	1,836	(28)
Standard Bank	03/15/23	KRW	2,803,270	USD	2,128	5
Standard Chartered	03/15/23	ZMW	15,356	USD	877	103
State Street	03/01/23	USD	1,443	BRL	7,693	31
State Street	03/01/23	BRL	8,952	USD	1,657	(57)
State Street	03/02/23	EUR	2,090	USD	2,238	21
State Street	03/15/23	USD	287	CNY	1,937	(7)
State Street	03/16/23	USD	1,438	PEN	5,572	27
State Street	03/16/23	PEN	16,484	USD	4,314	(19)
State Street	03/16/23	COP	35,851,047	USD	7,704	320
State Street	04/05/23	USD	413	EUR	389	—
						$(453)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2023, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.38.V1	1.00%	Quarterly	12/20/2027	$20,592	$1,168	$1,627	$(459)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1M MEXIBOR	8.0942%	Monthly	01/07/2028	MXN	42,534	$(108)	$–	$(108)
3M TELBOR	3.5% FIXED	Quarterly	01/06/2028	ILS	11,185	95	–	95
3M JIBAR	10.21%	Quarterly	01/12/2033	ZAR	58,206	(41)	–	(41)
28D MEXIBOR	8.04%	Monthly	01/07/2028	MXN	34,527	(92)	–	(92)
28D MEXIBOR	8.1447%	Monthly	01/07/2028	MXN	42,539	(103)	–	(103)
3M TELBOR	3.465% FIXED	Quarterly	01/09/2028	ILS	10,725	95	–	95
2.175%	1D THOR	Quarterly	01/12/2028	THB	51,000	30	–	30
3M TELBOR	3.1%	Quarterly	01/16/2028	ILS	7,371	97	–	97
3M TELBOR	3.1%	Quarterly	01/16/2028	ILS	6,576	87	–	87
6M PRIBOR	4.353%	Semi-Annually	01/23/2028	CZK	84,176	(152)	–	(152)
JIBAR 3M FLOATING	7.6725% FIXED	Quarterly	01/26/2028	ZAR	112,917	(150)	–	(150)
JIBAR 3M FLOATING	7.6672% FIXED	Quarterly	01/27/2028	ZAR	16,454	(22)	–	(22)
JIBAR 3M FLOATING	7.6647% FIXED	Quarterly	01/27/2028	ZAR	31,939	(44)	–	(44)
6M PRIBOR	4.518%	Semi-Annually	01/27/2028	CZK	77,946	(116)	–	(116)
JIBAR 3M FLOATNG	7.6797% FIXED.	Quarterly	02/01/2028	ZAR	41,860	(55)	–	(55)
3M TELBOR	3.2%	Quarterly	02/03/2028	ILS	12,964	156	–	156
1M MEXIBOR	8.5793%	Monthly	02/03/2028	MXN	54,682	(82)	(6)	(76)
6M BUBOR	8.65%	Semi-Annually	02/06/2028	HUF	570,681	(41)	–	(41)
1.225%	3M TAIWAN INTERBANK MONEY CENTER	Quarterly	02/08/2028	TWD	88,000	16	–	16
6M BUBOR	8.72%	Semi-Annually	02/10/2028	HUF	717,113	(45)	–	(45)
3M TELBOR	3.47%	Quarterly	01/06/2028	ILS	10,357	92	–	92
6M PRIBOR	4.508% FIXED	Semi-Annually	12/06/2027	CZK	69,109	(114)	–	(114)
3M JIBAR	10.14%	Quarterly	01/12/2033	ZAR	65,487	(52)	–	(52)
1D BRL OIS	12.7575%	Annually	01/04/2027	BRL	32,059	(7)	–	(7)
1D BRL OIS	12.67%	Annually	01/04/2027	BRL	17,527	(14)	–	(14)
1D COP OIS	9.66%	Quarterly	02/06/2026	COP	10,035,040	(69)	–	(69)
1D CETIP	12.68%	Monthly	01/04/2027	BRL	16,495	(13)	–	(13)
10.7703%	28 DAY MEXIBOR (TIIE)	Monthly	02/25/2025	MXN	209,000	8	–	8
1.89%	1D THOR	Quarterly	01/12/2025	THB	122,800	23	–	23
1-DAY-CLP - Sinacofi Chile Interbank Rate	2.145%	Semi-Annually	08/24/2030	CLP	616,282	(163)	–	(163)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	30,017	(414)	–	(414)
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	12,439	(159)	–	(159)
1-DAY BRL - CETIP	5.9725%	Annually	01/02/2024	BRL	10,140	(123)	–	(123)
1-DAY BRL - CETIP	6.5%	Annually	01/02/2024	BRL	6,494	(77)	–	(77)
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	4,989	(115)	–	(115)
1-DAY BRL - CETIP	6.77%	Annually	01/02/2025	BRL	5,570	(123)	–	(123)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	4,671	(102)	–	(102)
1-DAY BRL - CETIP	5.65%	Annually	01/02/2025	BRL	17,121	(434)	–	(434)
1-DAY OVERNIGHT BRAZIL INTERBANK DEPOSIT	11.403%	Annually	01/02/2026	BRL	6,844	(44)	–	(44)
11.57% FIXED	1-DAY BRL CETIP	Annually	01/02/2026	BRL	13,824	180	–	180
1-DAY BRL-OVERNIGHT BRAZIL INTERBANK DEPOSIT	11.32%	Annually	01/04/2027	BRL	18,092	(188)	–	(188)
4.99%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	11,034	(148)	–	(148)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
9.8%	1-DAY CLICP	Semi-Annually	09/14/2024	CLP	5,611,934	$(82)	$–	$(82)
1-DAY-CLP - Sinacofi Chile Interbank Rate	2.26% FIXED	Semi-Annually	03/16/2026	CLP	2,687,914	(425)	–	(425)
1-DAY-CLP - Sinacofi Chile Interbank Rate	1.36%	Semi-Annually	06/17/2025	CLP	2,668,591	(431)	–	(431)
2.33%	1-DAY-CLP - Sinacofi Chile Interbank Rate	Semi-Annually	06/05/2030	CLP	1,146,740	283	–	283
8.37% FIXED	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	04/13/2024	COP	15,931,148	135	–	135
9.02%	1-DAY IBR	Quarterly	08/11/2032	COP	2,583,585	33	–	33
7.14%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	01/31/2027	COP	8,187,245	188	–	188
6.395%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	01/06/2027	COP	460,499	13	–	13
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	38,803	171	–	171
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	27,850	169	–	169
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	58,394	337	–	337
7.345%	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	23,157	126	–	126
28-DAY MXN - TIIE	6.45%	Monthly	04/01/2025	MXN	45,932	(199)	–	(199)
6.74% FIXED	6-MONTH PLN - WIBOR	Annually	09/28/2032	PLN	2,128	(27)	–	(27)
6.86%	6-MONTH WIBOR	Annually	09/30/2032	PLN	9,829	(141)	–	(141)
7.316%	6-MONTH WIBOR	Annually	10/28/2032	PLN	6,388	(137)	–	(137)
7.51% FIXED	1-DAY-CLP - Sinacofi Chile Interbank Rate	Semi-Annually	04/13/2025	CLP	2,122,536	24	–	24
						$(2,494)	$(6)	$(2,488)

A list of open OTC swap agreements held by the Fund at February 28, 2023, is as follows:

Credit Default Swap - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CDX.EM.38.V1	1.00%	Quarterly	06/20/2027	$12,795	$701	$1,001	$(300)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	FLOATING CETIP INTERBANK DEPOSIT	12.80% FIXED	Annually	01/01/2024	BRL	17,591	$(30)	$–	$(30)
Goldman Sachs	BRAZIL CETIP INTERBANK DEPOSIT	12.765% FIXED	Annually	01/02/2024	BRL	73,511	(129)	–	(129)
Goldman Sachs	FLOATING CETIP INTERBANK DEPOSIT	12.82% FIXED	Annually	01/02/2024	BRL	20,523	(34)	–	(34)
Goldman Sachs	1-DAY BRL-OVERNIGHT BRAZIL INTERBANK DEPOSIT	12.83% FIXED	Annually	01/04/2024	BRL	73,511	(117)	–	(117)
Goldman Sachs	FLOATING CETIP INTERBANK DEPOSIT	12.93% FIXED	Annually	02/01/2024	BRL	35,182	(48)	–	(48)
Goldman Sachs	2.45% FIXED	3-MONTH THB-THOR-OIS COMPOUND	Quarterly	10/03/2024	THB	94,450	(15)	–	(15)
Goldman Sachs	2.36% FIXED	3-MONTH THB-THOR-OIS COMPOUND	Quarterly	10/04/2024	THB	92,551	(11)	–	(11)
Goldman Sachs	2.423% FIXED	3-MONTH THB-THOR-OIS COMPOUND	Quarterly	10/04/2024	THB	283,350	(41)	–	(41)
Standard Chartered	2.388% FIXED	3-MONTH THB-THOR-OIS COMPOUND	Quarterly	10/04/2024	THB	264,750	(34)	–	(34)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Emerging Markets Debt Fund (Concluded)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CLICP FLOATING 6M	7.07% FIXED	Semi-Annually	01/27/2025	CLP	2,764,669	$(28)	$–	$(28)
Goldman Sachs	CLICP 6M FLOATING	7.215% FIXED	Semi-Annually	01/31/2025	CLP	3,685,454	112	–	112
JPMorgan Chase	CLICP 6M	7.12%	Semi-Annually	01/31/2025	CLP	7,739,200	251	–	251
Goldman Sachs	CLICP 6M FLOATING	7.28% FIXED	Semi-Annually	02/01/2025	CLP	3,700,306	108	–	108
Goldman Sachs	CLICP 6M FLOATING	7.3137% FIXED	Semi-Annually	02/02/2025	CLP	5,037,540	144	–	144
Goldman Sachs	11.25% FIXED	COP COOVIBR 3M FLOATING	Quarterly	02/22/2025	COP	21,505,850	(46)	–	(46)
Goldman Sachs	11.36% FIXED	COP COOVIBR 3M FLOATING	Quarterly	02/24/2025	COP	21,505,850	20	–	20
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	(137)	–	(137)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(110)	–	(110)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(342)	–	(342)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(266)	–	(266)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(189)	–	(189)
Citibank	5.87% FIXED	6-Month INR - MIBOR	Semi-Annually	02/04/2027	INR	760,673	230	–	230
Goldman Sachs	6.96% FIXED	INR-FBIL-MIBOR-OIS-COMPOUND	Semi-Annually	06/24/2027	INR	275,343	(60)	–	(60)
Goldman Sachs	7% FIXED	INR-FBIL-MIBOR-OIS-COMPOUND	Semi-Annually	06/27/2027	INR	386,457	(91)	–	(91)
Goldman Sachs	6.4125%	MIBOR	Semi-Annually	01/05/2028	INR	197,130	14	–	14
Goldman Sachs	9.955% FIXED	COP COOVIBR 3M FLOATING	Quarterly	02/22/2028	COP	9,870,255	(137)	–	(137)
Goldman Sachs	5.17% FIXED	CLICP 6M FLOATING	Semi-Annually	01/27/2033	CLP	642,960	7	–	7
Goldman Sachs	5.315% FIXED	CLICP 6M FLOATING	Semi-Annually	01/31/2033	CLP	879,845	(25)	–	(25)
Goldman Sachs	5.345% FIXED	CLICP 6M FLOATING	Semi-Annually	02/01/2033	CLP	890,734	33	–	33
Goldman Sachs	5.31% FIXED	CLICP 6M FLOATING	Semi-Annually	02/02/2033	CLP	1,145,840	(156)	–	(156)
Goldman Sachs	5.47% FIXED	CLICP 6M FLOATING	Semi-Annually	02/14/2033	CLP	1,904,910	45	–	45
							$(1,082)	$–	$(1,082)

Percentages are based on Net Assets of $1,848,494 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $276,990 ($ Thousands), representing 15.0% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	Certain securities or partial positions of certain securities are on loan at February 28, 2023. The total market value of securities on loan at February 28, 2023 was $3,023 ($ Thousands).
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2023 was $3,138 ($ Thousands).

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$8,687	$21,931	($27,480)	$—	$—	$3,138	$32	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$12,226	$12,305
2.375%, 01/15/2027	7,577	7,739
2.000%, 01/15/2026	7,839	7,860
1.750%, 01/15/2028	7,408	7,425
1.625%, 10/15/2027	19,474	19,464
0.625%, 01/15/2026	16,608	16,032
0.500%, 04/15/2024	12,127	11,919
0.500%, 01/15/2028	17,674	16,688
0.375%, 07/15/2025	19,754	19,126
0.375%, 01/15/2027	15,401	14,594
0.375%, 07/15/2027	17,310	16,383
0.250%, 01/15/2025	18,002	17,420
0.125%, 07/15/2024	19,702	19,279
0.125%, 10/15/2024	17,557	17,082
0.125%, 04/15/2025	14,353	13,786
0.125%, 10/15/2025	16,946	16,238
0.125%, 10/15/2025	548	525
0.125%, 04/15/2026	13,480	12,753
0.125%, 07/15/2026	16,550	15,688
0.125%, 10/15/2026	18,708	17,664
0.125%, 04/15/2027	19,432	18,160

Total U.S. Treasury Obligations
(Cost $315,892) ($ Thousands)		298,130

Total Investments in Securities — 99.6%
(Cost $315,892) ($ Thousands)		$298,130

Percentages are based on Net Assets of $299,207 ($ Thousands).

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 43.3%
U.S. Treasury Notes
4.625%, 02/28/2025	$90,335	$90,046
4.125%, 01/31/2025	65,005	64,159
4.000%, 02/15/2026	66,765	65,842
3.250%, 06/30/2027	25,070	24,054
2.125%, 05/15/2025	34,885	32,999
1.750%, 12/31/2024	59,580	56,340
0.500%, 03/31/2025	66,535	60,973
0.500%, 02/28/2026	100,780	89,596
0.375%, 04/15/2024	102,495	97,206
0.250%, 06/15/2024	96,375	90,570
0.250%, 09/30/2025	44,500	39,894
0.125%, 10/15/2023	34,000	32,977
0.125%, 12/15/2023	96,350	92,643

Total U.S. Treasury Obligations
(Cost $857,775) ($ Thousands)		837,299

CORPORATE OBLIGATIONS — 23.3%
Communication Services — 1.0%
AT&T
2.300%, 06/01/2027	2,000	1,782
Magallanes
3.755%, 03/15/2027 (A)	2,400	2,202
Netflix
5.875%, 02/15/2025	915	921
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	1,000	989
4.738%, 03/20/2025 (A)	928	917
Take-Two Interactive Software
3.300%, 03/28/2024	1,140	1,114
T-Mobile USA
3.875%, 04/15/2030	770	698
3.750%, 04/15/2027	640	602
2.250%, 02/15/2026	705	641
Verizon Communications
3.376%, 02/15/2025	9,695	9,358

		19,224

Consumer Discretionary — 0.6%
7-Eleven
0.800%, 02/10/2024 (A)	12,395	11,840
Alimentation Couche-Tard
3.550%, 07/26/2027 (A)	400	371

		12,211

Consumer Staples — 1.9%
BAT Capital
3.557%, 08/15/2027	895	815

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.222%, 08/15/2024	$860	$829
Bayer US Finance II LLC
4.375%, 12/15/2028 (A)	245	230
4.250%, 12/15/2025 (A)	580	561
3.875%, 12/15/2023 (A)	745	735
2.850%, 04/15/2025 (A)	520	490
CommonSpirit Health
2.760%, 10/01/2024	945	907
1.547%, 10/01/2025	10,550	9,560
GSK Consumer Healthcare Capital US LLC
3.024%, 03/24/2024	4,375	4,254
Hormel Foods
0.650%, 06/03/2024	8,800	8,309
Imperial Brands Finance PLC
4.250%, 07/21/2025 (A)	1,035	995
JBS USA LUX / JBS USA Food / JBS USA Finance
5.125%, 02/01/2028 (A)	520	494
3.000%, 02/02/2029 (A)	1,025	852
Keurig Dr Pepper
0.750%, 03/15/2024	7,575	7,206

		36,237

Energy — 0.7%
Energy Transfer
5.950%, 12/01/2025	748	755
4.250%, 04/01/2024	250	246
Petroleos Mexicanos
6.700%, 02/16/2032	1,089	866
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (A)	11,985	11,626

		13,493

Financials — 13.0%
American Express
2.250%, 03/04/2025	2,485	2,337
Athene Global Funding
5.275%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	920	914
2.514%, 03/08/2024 (A)	575	557
Avolon Holdings Funding
3.250%, 02/15/2027 (A)	990	875
2.750%, 02/21/2028 (A)	580	484
2.528%, 11/18/2027 (A)	133	111
Bank of America
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (B)	5,600	5,097
Bank of America MTN
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (B)	465	428
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (B)	13,165	12,592

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.551%, U.S. SOFR + 1.050%, 02/04/2028 (B)	$2,500	$2,235
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (B)	2,215	2,009
Bank of Montreal
3.750%, 07/25/2025 (A)	5,510	5,327
Bank of New York Mellon MTN
3.442%, ICE LIBOR USD 3 Month + 1.069%, 02/07/2028 (B)	1,165	1,095
3.430%, U.S. SOFR + 0.565%, 06/13/2025 (B)	12,570	12,257
Bank of Nova Scotia MTN
3.450%, 04/11/2025	11,780	11,312
Canadian Imperial Bank of Commerce
3.300%, 04/07/2025	12,295	11,795
Citigroup
3.668%, ICE LIBOR USD 3 Month + 1.390%, 07/24/2028 (B)	1,805	1,672
3.520%, ICE LIBOR USD 3 Month + 1.151%, 10/27/2028 (B)	1,645	1,506
0.981%, U.S. SOFR + 0.669%, 05/01/2025 (B)	8,035	7,588
0.776%, U.S. SOFR + 0.686%, 10/30/2024 (B)	1,165	1,126
Corebridge Financial
3.500%, 04/04/2025 (A)	7,110	6,801
Credit Suisse Group
4.282%, 01/09/2028 (A)	1,075	902
3.869%, ICE LIBOR USD 3 Month + 1.410%, 01/12/2029 (A)(B)	770	632
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (A)(B)	2,210	2,002
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (A)(B)	1,710	1,378
Discover Bank
2.450%, 09/12/2024	987	939
DNB Bank
0.856%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.330%, 09/30/2025 (A)(B)	1,405	1,297
F&G Global Funding
0.900%, 09/20/2024 (A)	10,100	9,302
GA Global Funding Trust
3.850%, 04/11/2025 (A)	4,101	3,915
General Electric MTN
5.186%, ICE LIBOR USD 3 Month + 0.380%, 05/05/2026 (B)	330	327
Goldman Sachs Group
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (B)	13,525	13,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
0.976%, U.S. SOFR + 0.708%, 05/24/2025 (B)	$5,000	$4,703
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (B)	8,020	7,865
ING Groep
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)	1,230	1,183
Jackson National Life Global Funding
1.750%, 01/12/2025 (A)	6,055	5,605
JPMorgan Chase
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (B)	11,855	11,701
3.540%, ICE LIBOR USD 3 Month + 1.380%, 05/01/2028 (B)	465	430
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (B)	2,595	2,354
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	9,595	8,918
1.040%, TSFR3M + 0.695%, 02/04/2027 (B)	385	338
0.697%, U.S. SOFR + 0.580%, 03/16/2024 (B)	2,325	2,319
Lloyds Banking Group PLC
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (B)	620	542
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(B)	705	620
Macquarie Group MTN
1.201%, U.S. SOFR + 0.694%, 10/14/2025 (A)(B)	910	840
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (A)	2,500	2,331
Morgan Stanley
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (B)	2,775	2,441
0.731%, U.S. SOFR + 0.616%, 04/05/2024 (B)	725	721
National Securities Clearing
5.050%, 11/21/2024 (A)	7,700	7,659
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (A)(B)	335	332
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (A)(B)	350	350
0.550%, 01/22/2024 (A)	9,445	9,018
Nationwide Mutual Insurance
7.059%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (A)(B)	1,000	1,000

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York Life Global Funding MTN
3.150%, 06/06/2024 (A)	$12,010	$11,679
Park Aerospace Holdings
4.500%, 03/15/2023 (A)	170	170
Royal Bank of Canada MTN
1.600%, 01/21/2025	12,025	11,272
Santander UK Group Holdings PLC
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (B)	410	406
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (B)	200	189
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	6,135	5,941
Toronto-Dominion Bank MTN
1.450%, 01/10/2025	10,220	9,540
Trinity Acquisition
4.625%, 08/15/2023	860	856
UBS Group
1.364%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 01/30/2027 (A)(B)	385	340
Wells Fargo MTN
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (B)	3,950	3,658
2.406%, U.S. SOFR + 1.087%, 10/30/2025 (B)	12,395	11,757
2.164%, ICE LIBOR USD 3 Month + 0.750%, 02/11/2026 (B)	2,145	2,005
Willis North America
4.650%, 06/15/2027	615	594

		251,580

Health Care — 1.0%
AbbVie
3.800%, 03/15/2025	35	34
3.750%, 11/14/2023	550	544
Amgen
5.150%, 03/02/2028	2,465	2,455
HCA
5.250%, 04/15/2025	465	460
5.000%, 03/15/2024	610	606
3.125%, 03/15/2027 (A)	1,000	910
Humana
5.700%, 03/13/2026	600	600
3.850%, 10/01/2024	1,500	1,464
PerkinElmer
0.850%, 09/15/2024	1,170	1,089
Royalty Pharma PLC
0.750%, 09/02/2023	985	961

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Thermo Fisher Scientific
1.215%, 10/18/2024	$10,830	$10,149

		19,272

Industrials — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026	255	225
1.650%, 10/29/2024	650	603
Air Lease
3.375%, 07/01/2025	400	377
2.200%, 01/15/2027	770	676
BAE Systems Holdings
3.850%, 12/15/2025 (A)	625	600
Boeing
1.433%, 02/04/2024	680	654
Parker-Hannifin
3.650%, 06/15/2024	10,840	10,597
Sydney Airport Finance
3.900%, 03/22/2023 (A)	965	964

		14,696

Information Technology — 1.2%
Broadcom
3.625%, 01/15/2024	9,320	9,181
Global Payments
2.150%, 01/15/2027	1,725	1,512
Oracle
5.800%, 11/10/2025	660	668
1.650%, 03/25/2026	1,865	1,667
Skyworks Solutions
0.900%, 06/01/2023	1,145	1,130
VMware
1.000%, 08/15/2024	9,175	8,573

		22,731

Materials — 0.1%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,125
Berry Global
0.950%, 02/15/2024	1,415	1,351

		2,476

Real Estate — 0.4%
Hudson Pacific Properties
5.950%, 02/15/2028	545	507
Kilroy Realty
3.450%, 12/15/2024	920	880
Life Storage
4.000%, 06/15/2029	1,230	1,122
3.875%, 12/15/2027	1,625	1,509

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Physicians Realty
4.300%, 03/15/2027	$1,880	$1,787
VICI Properties
5.750%, 02/01/2027 (A)	725	707
4.625%, 06/15/2025 (A)	625	600
3.875%, 02/15/2029 (A)	125	109

		7,221

Utilities — 2.7%
American Electric Power
5.750%, 11/01/2027	550	563
2.031%, 03/15/2024	5,795	5,581
Dominion Energy
3.300%, 03/15/2025	1,570	1,501
DTE Energy
4.220%, 11/01/2024 (C)	8,830	8,636
Duke Energy
3.750%, 04/15/2024	7,200	7,066
Eversource Energy
4.200%, 06/27/2024	11,020	10,831
2.900%, 03/01/2027	1,505	1,378
Exelon
2.750%, 03/15/2027	505	458
ITC Holdings
4.950%, 09/22/2027 (A)	1,000	986
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	1,545	1,525
Metropolitan Edison
4.000%, 04/15/2025 (A)	315	300
Monongahela Power
4.100%, 04/15/2024 (A)	815	800
NextEra Energy Capital Holdings
2.940%, 03/21/2024	745	725
0.650%, 03/01/2023	1,250	1,250
PacifiCorp
3.600%, 04/01/2024	7,405	7,267
Public Service Enterprise Group
2.875%, 06/15/2024	2,825	2,727

		51,594

Total Corporate Obligations
(Cost $467,659) ($ Thousands)		450,735

MORTGAGE-BACKED SECURITIES — 18.1%
Agency Mortgage-Backed Obligations — 10.3%
FHLB
2.200%, 02/28/2025	7,815	7,388
FHLMC
5.125%, 01/27/2025	9,000	8,919
4.050%, 07/21/2025	11,005	10,719

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 12/30/2024	$6,275	$6,136
3.500%, 02/01/2034 to 05/01/2035	5,806	5,552
2.500%, 09/01/2030 to 01/01/2052	4,876	4,320
2.000%, 03/01/2052	2,595	2,116
FHLMC ARM
3.870%, ICE LIBOR USD 12 Month + 1.481%, 03/01/2037(B)	5	5
FHLMC CMO, Ser 2005-2922, Cl FE
4.838%, LIBOR USD 1 Month + 0.250%, 02/15/2035(B)	470	466
FHLMC CMO, Ser 2005-2990, Cl LK
4.958%, LIBOR USD 1 Month + 0.370%, 10/15/2034(B)	621	619
FHLMC CMO, Ser 2006-3102, Cl FB
4.888%, LIBOR USD 1 Month + 0.300%, 01/15/2036(B)	226	225
FHLMC CMO, Ser 2006-3136, Cl KF
4.888%, LIBOR USD 1 Month + 0.300%, 04/15/2036(B)	244	243
FHLMC CMO, Ser 2009-3616, Cl FG
5.238%, LIBOR USD 1 Month + 0.650%, 03/15/2032(B)	273	272
FHLMC CMO, Ser 2010-3762, Cl FP
5.038%, LIBOR USD 1 Month + 0.450%, 03/15/2040(B)	52	52
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	145	142
FHLMC CMO, Ser 2011-3895, Cl FM
4.938%, LIBOR USD 1 Month + 0.350%, 12/15/2040(B)	117	117
FHLMC CMO, Ser 2011-3960, Cl JF
5.038%, LIBOR USD 1 Month + 0.450%, 04/15/2041(B)	20	20
FHLMC CMO, Ser 2012-4048, Cl GF
4.938%, LIBOR USD 1 Month + 0.350%, 10/15/2040(B)	39	39
FHLMC CMO, Ser 2012-4094, Cl BF
4.988%, LIBOR USD 1 Month + 0.400%, 08/15/2032(B)	416	416
FHLMC CMO, Ser 2012-4102, Cl LF
4.838%, LIBOR USD 1 Month + 0.250%, 01/15/2040(B)	80	79
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	200	191
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	169	163
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	241	232
FHLMC Multifamily Structured Pass Through Certificates, Ser K038, Cl A2
3.389%, 03/25/2024	1,626	1,596

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K045, Cl A2
3.023%, 01/25/2025	$9,045	$8,713
FHLMC Multifamily Structured Pass Through Certificates, Ser K727, Cl A2
2.946%, 07/25/2024	1,980	1,925
FHLMC Multifamily Structured Pass Through Certificates, Ser K728, Cl A2
3.064%, 08/25/2024(B)	1,944	1,889
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	42	41
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
4.934%, LIBOR USD 1 Month + 0.360%, 08/25/2024(B)	156	156
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
4.934%, ICE LIBOR USD 1 Month + 0.360%, 09/25/2027(B)	84	83
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
4.904%, LIBOR USD 1 Month + 0.330%, 09/25/2024(B)	244	243
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
4.894%, LIBOR USD 1 Month + 0.320%, 11/25/2024(B)	164	163
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
4.914%, LIBOR USD 1 Month + 0.340%, 11/25/2027(B)	43	43
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
4.814%, ICE LIBOR USD 1 Month + 0.240%, 01/25/2028(B)	377	372
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
4.974%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2025(B)	169	169
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
5.064%, ICE LIBOR USD 1 Month + 0.490%, 07/25/2026(B)	686	685
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
4.864%, ICE LIBOR USD 1 Month + 0.290%, 08/25/2027(B)	420	415
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	469	446

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ30, Cl A1
0.526%, 01/25/2025	$425	$419
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ31, Cl A1
0.569%, 05/25/2026	526	501
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ32, Cl A1
0.516%, 06/25/2025	589	558
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	567	517
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	2,281	2,049
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	900	857
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
3.878%, 12 Month Treas Avg + 0.740%, 05/25/2044(B)	401	401
FNMA
3.500%, 09/01/2034	3,964	3,790
3.000%, 10/01/2030 to 02/01/2035	5,268	4,963
3.000%, 01/01/2026(B)	728	696
2.500%, 02/01/2031 to 11/01/2034	3,625	3,377
2.000%, 12/01/2036	2,213	1,969
FNMA CMO, Ser 2005-83, Cl FP
4.947%, LIBOR USD 1 Month + 0.330%, 10/25/2035(B)	551	547
FNMA CMO, Ser 2006-31, Cl FP
4.917%, LIBOR USD 1 Month + 0.300%, 05/25/2036(B)	96	95
FNMA CMO, Ser 2006-56, Cl FE
5.047%, LIBOR USD 1 Month + 0.430%, 07/25/2036(B)	463	461
FNMA CMO, Ser 2007-98, Cl FD
5.067%, LIBOR USD 1 Month + 0.450%, 06/25/2037(B)	277	275
FNMA CMO, Ser 2008-24, Cl PF
5.267%, LIBOR USD 1 Month + 0.650%, 02/25/2038(B)	101	101
FNMA CMO, Ser 2010-43, Cl VF
5.167%, LIBOR USD 1 Month + 0.550%, 05/25/2040(B)	339	338
FNMA CMO, Ser 2012-111, Cl NF
4.967%, LIBOR USD 1 Month + 0.350%, 05/25/2042(B)	486	479
FNMA CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	541	508

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-54, Cl CF
5.317%, LIBOR USD 1 Month + 0.700%, 05/25/2042(B)	$162	$163
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	178	172
FNMA CMO, Ser 2016-48, Cl UF
5.017%, LIBOR USD 1 Month + 0.400%, 08/25/2046(B)	203	201
FNMA CMO, Ser 2020-10, Cl FA
5.117%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2050(B)	1,212	1,191
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.117%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(B)	427	419
FNMA TBA
3.000%, 03/15/2043	11,175	9,828
2.500%, 04/01/2043	20,450	17,340
FREMF Mortgage Trust, Ser K37, Cl B
4.562%, 01/25/2047(A)(B)	1,000	985
FRESB Mortgage Trust, Ser SB53, Cl A10F
3.626%, 06/25/2028(B)	4,969	4,744
GNMA
3.000%, 01/20/2027	687	662
GNMA ARM
2.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2041(B)	76	75
GNMA CMO, Ser 2007-1, Cl F
4.898%, LIBOR USD 1 Month + 0.300%, 01/20/2037(B)	366	364
GNMA CMO, Ser 2010-98, Cl QF
4.998%, LIBOR USD 1 Month + 0.400%, 01/20/2040(B)	156	156
GNMA CMO, Ser 2011-151, Cl BF
4.948%, LIBOR USD 1 Month + 0.350%, 04/20/2041(B)	297	295
GNMA CMO, Ser 2012-77, Cl FM
5.260%, LIBOR USD 1 Month + 0.670%, 11/16/2039(B)	432	434
GNMA TBA
4.500%, 03/01/2039	2,975	2,884
2.500%, 03/15/2053	10,075	8,712
GNMA, Ser 109, Cl B
3.313%, 10/16/2041(B)	1,162	1,153
GNMA, Ser 157, Cl C
3.150%, 10/16/2054(B)	1,152	1,120
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(B)	398	393
GNMA, Ser 2010-159, Cl D
4.558%, 09/16/2044(B)	395	386
GNMA, Ser 23, Cl D
3.488%, 07/16/2049(B)	369	351

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UMBS TBA
5.000%, 03/15/2053	$27,750	$27,277
4.500%, 03/15/2053	17,975	17,318
4.000%, 03/01/2039	5,325	4,998
2.500%, 03/15/2053	2,000	1,694
2.000%, 03/15/2053 to 04/15/2053	8,650	7,052

		198,638
Non-Agency Mortgage-Backed Obligations — 7.8%
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
5.588%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(A)(B)	1,525	1,499
Banc of America Commercial Mortgage Trust, Ser BNK3, Cl ASB
3.366%, 02/15/2050	1,202	1,154
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
4.766%, 07/26/2036(A)(B)	2,198	2,127
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.728%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(A)(B)	1,000	975
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	886	847
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	9,585	8,890
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	412	390
Benchmark Mortgage Trust, Ser B5, Cl A2
4.077%, 07/15/2051	1,750	1,735
BMO Mortgage Trust, Ser C3, Cl A1
5.252%, 09/15/2054(B)	1,777	1,755
BOCA Commercial Mortgage Trust, Ser BOCA, Cl A
6.332%, TSFR1M + 1.770%, 05/15/2039(A)(B)	500	498
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.240%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	1,577	1,543
BX Commercial Mortgage Trust, Ser CIP, Cl A
5.509%, ICE LIBOR USD 1 Month + 0.921%, 12/15/2038(A)(B)	1,250	1,228
BX Commercial Mortgage Trust, Ser VKNG, Cl A
5.607%, TSFR1M + 1.044%, 10/15/2037(A)(B)	984	973
BX Trust, Ser 2021-MFM1, Cl A
5.377%, TSFR1M + 0.814%, 01/15/2034(A)(B)	434	427

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser CALM, Cl B
5.777%, TSFR1M + 1.214%, 11/15/2032(A)(B)	$606	$599
BX Trust, Ser SDMF, Cl A
5.177%, ICE LIBOR USD 1 Month + 0.589%, 09/15/2034(A)(B)	1,921	1,872
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	4,954	4,694
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	1,770	1,686
Centex Home Equity Loan Trust, Ser 2006-A, Cl M1
5.067%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2036(B)	212	211
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(A)(B)	1,131	1,088
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
5.967%, ICE LIBOR USD 1 Month + 1.350%, 10/25/2037(A)(B)	122	122
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	862	841
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(A)	1,115	1,094
Citigroup Commercial Mortgage Trust, Ser GC21, Cl AS
4.026%, 05/10/2047	1,375	1,333
Citigroup Commercial Mortgage Trust, Ser GC36, Cl AAB
3.368%, 02/10/2049	796	767
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	1,221	1,172
Citigroup Commercial Mortgage Trust, Ser PRM2, Cl A
5.538%, ICE LIBOR USD 1 Month + 0.950%, 10/15/2038(A)(B)	1,782	1,746
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
4.907%, ICE LIBOR USD 1 Month + 0.290%, 09/25/2036(A)(B)	1,850	1,749
Cold Storage Trust, Ser 2020-ICE5, Cl A
5.488%, ICE LIBOR USD 1 Month + 0.900%, 11/15/2037(A)(B)	1,474	1,460
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	44	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	$60	$60
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	51	50
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	695	682
COMM Mortgage Trust, Ser CR13, Cl A3
3.928%, 11/10/2046	889	876
COMM Mortgage Trust, Ser CR14, Cl A2
3.147%, 02/10/2047	1,027	1,019
COMM Mortgage Trust, Ser CR8, Cl AM
3.734%, 06/10/2046(A)(B)	750	717
COMM Mortgage Trust, Ser DC1, Cl AM
3.724%, 02/10/2048	930	880
COMM Mortgage Trust, Ser PC1, Cl A4
3.620%, 07/10/2050	1,365	1,319
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
7.034%, SOFR30A + 2.550%, 07/25/2042(A)(B)	1,698	1,715
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
5.818%, ICE LIBOR USD 1 Month + 1.230%, 05/15/2036(A)(B)	1,097	1,088
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
5.568%, ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(A)(B)	1,496	1,489
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	29	28
CSMC Series, Ser 2014-6R, Cl 15A2
3.127%, ICE LIBOR USD 1 Month + 0.150%, 11/27/2036(A)(B)	1,159	1,114
CSMC Series, Ser 2015-6R, Cl 2A1
3.339%, ICE LIBOR USD 1 Month + 0.200%, 11/27/2046(A)(B)	1,982	1,930
CSMC Trust, Ser 2022-RPL3, Cl A1
3.674%, 03/25/2061(A)(B)	1,930	1,906
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
5.391%, ICE LIBOR USD 1 Month + 0.803%, 05/15/2035(A)(B)	1,773	1,763
DBJPM Mortgage Trust, Ser C3, Cl ASB
2.756%, 08/10/2049	1,287	1,232
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
5.728%, ICE LIBOR USD 1 Month + 1.130%, 12/19/2030(A)(B)	1,600	1,582

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust, Ser ESH, Cl A
5.668%, ICE LIBOR USD 1 Month + 1.080%, 07/15/2038(A)(B)	$2,163	$2,131
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.784%, SOFR30A + 1.300%, 02/25/2042(A)(B)	1,054	1,047
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
4.727%, ICE LIBOR USD 1 Month + 0.110%, 12/25/2037(B)	1,980	1,843
GCAT Trust, Ser 2021-NQM6, Cl A1
1.855%, 08/25/2066(A)(B)	2,931	2,454
Great Wolf Trust, Ser WOLF, Cl A
5.711%, TSFR1M + 1.148%, 12/15/2036(A)(B)	1,500	1,479
GS Mortgage Securities II, Ser 2018-GS10, Cl A1
3.199%, 07/10/2051	130	130
GS Mortgage Securities Trust, Ser 2013-GC13, Cl AAB
3.719%, 07/10/2046(B)	22	22
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	49	49
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,939	1,851
GS Mortgage Securities Trust, Ser GC14, Cl A4
3.955%, 08/10/2046	1,294	1,289
GS Mortgage Securities Trust, Ser GC38, Cl A2
3.872%, 02/10/2052	2,645	2,593
GS Mortgage Securities Trust, Ser GS5, Cl AAB
3.467%, 03/10/2050	943	900
GS Mortgage Securities Trust, Ser GS9, Cl A2
3.839%, 03/10/2051	171	167
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	731	697
GSAA Home Equity Trust, Ser 2005-6, Cl M1
5.262%, ICE LIBOR USD 1 Month + 0.645%, 06/25/2035(B)	1,086	1,072
GSAA Home Equity Trust, Ser 2007-8, Cl A3
5.517%, ICE LIBOR USD 1 Month + 0.900%, 08/25/2037(B)	451	435
Houston Galleria Mall Trust, Ser HGLR, Cl A1A1
3.087%, 03/05/2037(A)	1,200	1,114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
5.417%, ICE LIBOR USD 1 Month + 0.800%, 10/25/2034(B)	$785	$749
Independence Plaza Trust, Ser INDP, Cl A
3.763%, 07/10/2035(A)	1,095	1,029
Irvine Core Office Trust, Ser IRV, Cl B
3.173%, 05/15/2048(A)(B)	1,600	1,531
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	67	67
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	727	714
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	1,279	1,239
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	4,968	4,710
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	582	556
JPMDB Commercial Mortgage Securities Trust, Ser C8, Cl A2
4.031%, 06/15/2051	752	748
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
5.388%, ICE LIBOR USD 1 Month + 0.800%, 04/15/2038(A)(B)	1,502	1,484
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	3,406	3,250
JPMorgan Chase Commercial Mortgage Securities Trust, Ser MARG, Cl A
5.688%, ICE LIBOR USD 1 Month + 1.100%, 05/15/2034(A)(B)	1,418	1,409
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
5.784%, SOFR30A + 1.300%, 03/25/2051(A)(B)	2,707	2,379
Key Commercial Mortgage Securities Trust, Ser S1, Cl A1
3.723%, 10/15/2053(A)	577	570
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl A
5.227%, TSFR1M + 0.664%, 12/15/2037(A)(B)	596	585
LHOME Mortgage Trust, Ser 2021-RTL3, Cl A1
2.363%, 09/25/2026(A)(C)	2,500	2,324

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	$2,090	$2,087
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
5.077%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2029(B)	180	162
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	2,496	2,307
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	48	48
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A3
3.773%, 04/15/2047	117	116
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Cl ASB
3.621%, 10/15/2047	201	198
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	396	385
Morgan Stanley Capital I, Ser HR2, Cl ASB
3.509%, 12/15/2050	1,266	1,204
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
4.847%, ICE LIBOR USD 1 Month + 0.230%, 03/25/2037(B)	171	168
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
4.937%, ICE LIBOR USD 1 Month + 0.320%, 04/25/2037(B)	641	621
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.807%, ICE LIBOR USD 1 Month + 0.190%, 04/25/2037(B)	1,568	1,503
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	5,688	4,736
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates 2005-2, Ser 2005-2, Cl M5
5.592%, ICE LIBOR USD 1 Month + 0.975%, 04/25/2035(B)	692	680
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	5,740	4,745
RASC Series Trust, Ser 2005-EMX2, Cl M5
5.667%, ICE LIBOR USD 1 Month + 0.700%, 07/25/2035(B)	942	934
RBS Commercial Funding Trust, Ser GSP, Cl A
3.834%, 01/15/2032(A)(B)	2,010	1,941

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
5.187%, ICE LIBOR USD 1 Month + 0.570%, 05/25/2035(B)	$97	$96
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1
4.867%, ICE LIBOR USD 1 Month + 0.250%, 09/25/2036(B)	29	29
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
5.077%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2037(A)(B)	28	28
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(B)	2,437	2,264
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(A)	1,256	1,110
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(B)	1,823	1,631
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	932	864
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	949	905
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	1,554	1,541
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.137%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(B)	936	848
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	1,300	1,256
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A1
1.341%, 06/15/2053	689	669
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	604	576
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	2,008	1,918
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	1,726	1,655
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	1,042	998

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	$1,634	$1,531
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	951	930
Wells Fargo Commercial Mortgage Trust, Ser SMP, Cl A
5.463%, ICE LIBOR USD 1 Month + 0.875%, 12/15/2034(A)(B)	1,125	1,055
WFRBS Commercial Mortgage Trust, Ser C18, Cl A4
3.896%, 12/15/2046	979	963
WFRBS Commercial Mortgage Trust, Ser C21, Cl A5
3.678%, 08/15/2047	1,183	1,149

		150,437
Total Mortgage-Backed Securities
(Cost $362,277) ($ Thousands)		349,075

ASSET-BACKED SECURITIES — 12.8%
Automotive — 4.3%

American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/2026 (A)	2,460	2,399
Americredit Automobile Receivables Trust, Ser 2019-1, Cl D
3.620%, 03/18/2025	2,375	2,346
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,056
CarMax Auto Owner Trust, Ser 2022-2, Cl A4
3.620%, 09/15/2027	2,762	2,657
Chase Auto Owner Trust, Ser 2022-AA, Cl A3
3.980%, 06/25/2027 (A)	1,400	1,368
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (A)	3,743	3,512
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/2027	2,000	1,930
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	2,470	2,306
DT Auto Owner Trust, Ser 2022-1A, Cl B
2.430%, 09/15/2026 (A)	4,770	4,611
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	8,195	8,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (A)	$1,560	$1,457
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/2027 (A)	2,750	2,644
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl C
0.960%, 10/15/2026	1,473	1,408
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl C
1.460%, 10/15/2027	2,550	2,419
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	2,015	2,036
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (A)	2,450	2,356
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (A)	2,400	2,227
Flagship Credit Auto Trust, Ser 2021-1, Cl C
0.910%, 03/15/2027 (A)	3,030	2,835
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A4
4.830%, 05/15/2026	4,500	4,464
Hyundai Auto Lease Securitization Trust, Ser 2021-C, Cl B
0.760%, 02/17/2026 (A)	1,000	951
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/2027	6,000	5,939
Prestige Auto Receivables Trust, Ser 2022-1A, Cl B
6.550%, 07/17/2028 (A)	1,000	1,010
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (A)	4,710	4,611
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/2028 (A)	1,250	1,225
Santander Drive Auto Receivables Trust, Ser 2019-2, Cl D
3.220%, 07/15/2025	937	932
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/2027	2,500	2,399
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl B
0.880%, 06/15/2026	1,560	1,534
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A3
3.760%, 04/15/2027	5,024	4,889

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl D
1.650%, 02/17/2026 (A)	$1,700	$1,614
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (A)	2,940	2,916
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	3,050	2,781
		82,931

Credit Cards — 1.2%

Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	8,680	8,394
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (A)	10,525	10,301
Master Credit Card Trust, Ser 2021-1A, Cl A
0.530%, 11/21/2025 (A)	3,500	3,297
Master Credit Card Trust, Ser 2021-1A, Cl B
0.790%, 11/21/2025 (A)	550	515
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	2,055	1,982
		24,489

Other Asset-Backed Securities — 7.3%

Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
5.322%, ICE LIBOR USD 1 Month + 0.705%, 11/25/2035 (B)	1,264	1,240
AMMC CLO 22, Ser 2018-22A, Cl A
5.848%, ICE LIBOR USD 3 Month + 1.030%, 04/25/2031 (A)(B)	900	891
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
5.866%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (A)(B)	822	815
Arbor Realty Commercial Real Estate Notes, Ser 2019-FL2, Cl A
5.877%, TSFR1M + 1.314%, 09/15/2034 (A)(B)	948	945
BANK, Ser BN14, Cl A2
4.128%, 09/15/2060	402	396
BANK, Ser BN28, Cl A1
0.628%, 03/15/2063	75	74
BANK, Ser BNK7, Cl ASB
3.265%, 09/15/2060	2,398	2,285
BANK, Ser BNK8, Cl ASB
3.314%, 11/15/2050	2,109	1,998

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Barings CLO, Ser 2017-IA, Cl AR
5.608%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (A)(B)	$724	$723
Barings CLO, Ser 2018-3A, Cl A1
5.758%, ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (A)(B)	397	395
BBCMS Trust, Ser BXH, Cl A
5.588%, ICE LIBOR USD 1 Month + 1.000%, 10/15/2037 (A)(B)	1,200	1,170
BDS, Ser 2019-FL4, Cl AS
6.001%, ICE LIBOR USD 1 Month + 1.400%, 08/15/2036 (A)(B)	1,000	990
Bear Stearns Asset Backed Securities Trust, Ser 2006-2, Cl M5
6.642%, ICE LIBOR USD 1 Month + 2.025%, 07/25/2036 (B)	1,528	1,521
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
4.917%, ICE LIBOR USD 1 Month + 0.150%, 11/25/2036 (B)	2,622	2,507
Cedar Funding II CLO, Ser 2021-1A, Cl AXR
5.658%, ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (A)(B)	1,745	1,740
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (A)	1,083	970
CIFC Funding, Ser 2018-3RA, Cl A1
5.796%, ICE LIBOR USD 3 Month + 0.980%, 04/24/2031 (A)(B)	409	405
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
5.097%, ICE LIBOR USD 1 Month + 0.480%, 11/25/2036 (B)	805	795
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.370%, ICE LIBOR USD 1 Month + 0.975%, 06/25/2035 (B)	275	273
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl AR
5.684%, ICE LIBOR USD 3 Month + 0.820%, 11/15/2028 (A)(B)	564	557
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
5.617%, ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (A)(B)	882	874
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF15, Cl A5
4.777%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036 (B)	1,509	1,476
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
4.867%, ICE LIBOR USD 1 Month + 0.250%, 06/25/2036 (B)	1,396	1,371

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A, Ser 2019-4, Cl A
2.440%, 09/15/2026	$12,000	$11,483
Ford Credit Floorplan Master Owner Trust A, Ser 2020-2, Cl A
1.060%, 09/15/2027	740	667
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.277%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (B)	2,549	2,364
FS Rialto, Ser 2019-FL1, Cl A
5.790%, ICE LIBOR USD 1 Month + 1.200%, 12/16/2036 (A)(B)	749	745
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
5.802%, ICE LIBOR USD 3 Month + 1.010%, 04/15/2031 (A)(B)	2,250	2,227
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	1,527	1,433
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
5.157%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2035 (B)	644	638
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
5.202%, ICE LIBOR USD 1 Month + 0.585%, 01/25/2036 (B)	674	656
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	372	364
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (A)	2,078	1,996
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
4.857%, ICE LIBOR USD 1 Month + 0.240%, 05/25/2037 (B)	1,687	1,672
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
4.847%, ICE LIBOR USD 1 Month + 0.230%, 05/25/2037 (B)	3,000	2,870
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
4.777%, ICE LIBOR USD 1 Month + 0.160%, 06/25/2037 (B)	1,906	1,883
LCM XXI, Ser 2018-21A, Cl AR
5.688%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (A)(B)	752	749
LCM XXIV, Ser 2021-24A, Cl AR
5.788%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	1,182	1,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LMREC, Ser 2019-CRE3, Cl A
6.017%, ICE LIBOR USD 1 Month + 1.400%, 12/22/2035 (A)(B)	$1,564	$1,551
Madison Park Funding LII, Ser 2021-52A, Cl X
5.715%, ICE LIBOR USD 3 Month + 0.900%, 01/22/2035 (A)(B)	1,974	1,972
Madison Park Funding XIX, Ser 2020-19A, Cl A1R2
5.735%, ICE LIBOR USD 3 Month + 0.920%, 01/22/2028 (A)(B)	958	948
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
5.815%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	1,957	1,932
Magnetite XVI, Ser 2018-16A, Cl AR
5.595%, ICE LIBOR USD 3 Month + 0.800%, 01/18/2028 (A)(B)	337	335
Magnetite XVIII, Ser 2021-18A, Cl AR2
5.744%, ICE LIBOR USD 3 Month + 0.880%, 11/15/2028 (A)(B)	2,350	2,328
MF1, Ser 2020-FL4, Cl A
6.376%, TSFR1M + 1.814%, 11/15/2035 (A)(B)	585	582
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	650	595
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
5.157%, ICE LIBOR USD 1 Month + 0.540%, 03/25/2036 (B)	551	528
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
5.617%, ICE LIBOR USD 1 Month + 1.000%, 07/25/2037 (B)	1,273	1,235
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (A)	1,844	1,661
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	5,343	4,870
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	3,070	2,781
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	3,472	3,088
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	2,228	1,979
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	2,061	1,872

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	$4,027	$3,493
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (A)	7,579	6,539
Navient Student Loan Trust, Ser 2015-2, Cl A3
5.187%, ICE LIBOR USD 1 Month + 0.570%, 11/26/2040 (B)	712	691
Navient Student Loan Trust, Ser 2017-2A, Cl A
5.667%, ICE LIBOR USD 1 Month + 1.050%, 12/27/2066 (A)(B)	630	616
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
5.217%, ICE LIBOR USD 1 Month + 0.600%, 10/27/2036 (A)(B)	218	216
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (A)	6,195	5,546
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
4.977%, ICE LIBOR USD 1 Month + 0.360%, 05/25/2036 (B)	2,346	2,275
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (A)	814	712
One New York Plaza Trust, Ser 1NYP, Cl A
5.538%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2036 (A)(B)	952	908
OneMain Financial Issuance Trust, Ser 2020-1A, Cl A
3.840%, 05/14/2032 (A)	1,206	1,199
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
5.157%, ICE LIBOR USD 1 Month + 0.540%, 03/25/2037 (B)	3,091	2,890
Palmer Square CLO, Ser 2018-1A, Cl A1
5.825%, ICE LIBOR USD 3 Month + 1.030%, 04/18/2031 (A)(B)	500	496
Palmer Square Loan Funding, Ser 2020-1A, Cl A1
5.475%, ICE LIBOR USD 3 Month + 0.800%, 02/20/2028 (A)(B)	258	257
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
5.715%, ICE LIBOR USD 3 Month + 0.800%, 05/20/2029 (A)(B)	1,245	1,232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
5.297%, ICE LIBOR USD 1 Month + 0.680%, 12/25/2035 (B)	$1,454	$1,374
PFS Financing, Ser 2021-A, Cl A
0.710%, 04/15/2026 (A)	1,350	1,278
PFS Financing, Ser 2022-B, Cl A
5.001%, SOFR30A + 0.600%, 02/15/2026 (A)(B)	2,400	2,398
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
5.767%, ICE LIBOR USD 1 Month + 1.150%, 09/25/2065 (A)(B)	944	935
Progress Residential Trust, Ser 2019-SFR3, Cl E
3.369%, 09/17/2036 (A)	1,110	1,060
Progress Residential Trust, Ser 2020-SFR2, Cl A
2.078%, 06/17/2037 (A)	1,877	1,736
RAMP Series Trust, Ser 2006-NC2, Cl A3
5.197%, ICE LIBOR USD 1 Month + 0.580%, 02/25/2036 (B)	256	254
Reese Park CLO, Ser 2021-1A, Cl XR
5.692%, ICE LIBOR USD 3 Month + 0.900%, 10/15/2034 (A)(B)	1,008	1,008
Rockford Tower CLO, Ser 2018-2A, Cl A
5.968%, ICE LIBOR USD 3 Month + 1.160%, 10/20/2031 (A)(B)	450	445
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
4.957%, ICE LIBOR USD 1 Month + 0.340%, 10/25/2046 (B)	1,532	1,490
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (A)	779	753
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (A)	584	552
SLC Student Loan Trust, Ser 2007-1, Cl A4
4.924%, ICE LIBOR USD 3 Month + 0.060%, 05/15/2029 (B)	480	472
SLM Student Loan Trust, Ser 2005-5, Cl A4
4.958%, ICE LIBOR USD 3 Month + 0.140%, 10/25/2028 (B)	111	110
SLM Student Loan Trust, Ser 2012-2, Cl A
5.317%, ICE LIBOR USD 1 Month + 0.700%, 01/25/2029 (B)	774	745
SLM Student Loan Trust, Ser 2013-2, Cl A
5.067%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2043 (B)	943	927
SLM Student Loan Trust, Ser 2013-4, Cl A
5.167%, ICE LIBOR USD 1 Month + 0.550%, 06/25/2043 (B)	965	938

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	$693	$616
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (A)	1,099	904
Stack Infrastructure Issuer LLC, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (A)	740	700
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (A)	1,000	898
STWD, Ser 2019-FL1, Cl A
5.756%, TSFR1M + 1.194%, 07/15/2038 (A)(B)	1,017	1,016
Tricon American Homes Trust, Ser 2017-SFR2, Cl A
2.928%, 01/17/2036 (A)	1,764	1,719
Tricon American Homes Trust, Ser 2017-SFR2, Cl B
3.275%, 01/17/2036 (A)	1,545	1,509
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (A)	1,086	968
Voya CLO, Ser 2021-2A, Cl A1R
5.772%, ICE LIBOR USD 3 Month + 0.980%, 06/07/2030 (A)(B)	1,745	1,725
Voya CLO, Ser 2021-3A, Cl XR
5.658%, ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (A)(B)	1,671	1,663
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
5.112%, ICE LIBOR USD 1 Month + 0.495%, 05/25/2036 (B)	1,022	1,015
		139,864

Total Asset-Backed Securities
(Cost $254,975) ($ Thousands)		247,284

MUNICIPAL BONDS — 3.1%
Alabama — 0.3%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
1.038%, 09/01/2025	5,635	5,125

Colorado — 0.2%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	3,475	3,249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 0.3%
Hillsborough County, Aviation Authority, Sub-Ser, RB
2.036%, 10/01/2024	$2,575	$2,452
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	2,984
1.229%, 10/01/2025	370	336

		5,772

Illinois — 0.1%
Chicago O'Hare, International Airport, Ser D, RB
1.168%, 01/01/2024	2,375	2,297

Maine — 0.1%
Maine State Housing Authority, Ser G-1, RB
4.560%, 11/15/2050 (B)	1,840	1,840

Massachusetts — 0.1%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	1,000	970

Michigan — 0.2%
Michigan State, Finance Authority, RB
0.487%, 10/01/2023	4,460	4,336

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Ser B, RB
0.638%, 01/01/2024	3,595	3,464

New York — 1.4%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	11,480	11,333
New York City, Housing Development, RB, HUD SECT 8
2.774%, 01/01/2024	6,650	6,474
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	746
New York State, Dormitory Authority, RB
0.887%, 03/15/2025 (D)	9,775	9,033
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	950	948

		28,534

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.2%
City of Houston Texas Airport System Revenue, Sub-Ser C, RB
1.272%, 07/01/2024	$1,600	$1,525
Dallas Fort Worth International Airport, Ser A, RB
2.156%, 11/01/2025	2,400	2,228

		3,753

Total Municipal Bonds
(Cost $61,863) ($ Thousands)		59,340

COMMERCIAL PAPER — 1.8%
Baltimore Gas & Electric
4.701%, 03/01/2023 (E)	15,000	14,998
Concord Minutemen Capital
4.591%, 03/01/2023 (E)	4,525	4,524
S&P Global Inc
4.764%, 03/02/2023 (E)	15,000	14,996

Total Commercial Paper
(Cost $34,523) ($ Thousands)		34,518

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	22,542,650	22,543

Total Cash Equivalent
(Cost $22,543) ($ Thousands)		22,543

Total Investments in Securities — 103.6%
(Cost $2,061,615) ($ Thousands)		$2,000,794

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	352	Jun-2023	$71,920	$71,712	$(208)

Short Contracts
U.S. 5-Year Treasury Note	(288)	Jun-2023	$(31,038)	$(30,832)	$206
U.S. Ultra Long Treasury Bond	(40)	Jun-2023	(5,373)	(5,403)	(30)
Ultra 10-Year U.S. Treasury Note	(136)	Jun-2023	(15,972)	(15,937)	35
			(52,383)	(52,172)	211
			$19,537	$19,540	$3

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Limited Duration Bond Fund (Concluded)

Percentages are based on Net Assets of $1,930,587 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $343,174 ($ Thousands), representing 17.8% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Security is escrowed to maturity.
(E)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$26,700	$3,561,896	($3,566,053)	$—	$—	$22,543	$734	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 87.5%
Communication Services — 4.4%
Alphabet
2.250%, 08/15/2060	$1,273	$738
America Movil
6.125%, 03/30/2040	775	818
AT&T
8.750%, 11/15/2031	1,150	1,363
6.800%, 05/15/2036	2,915	3,058
4.900%, 08/15/2037	3,040	2,804
3.650%, 06/01/2051	3,295	2,351
3.500%, 09/15/2053	4,515	3,099
2.250%, 02/01/2032	2,430	1,897
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	113
Comcast
6.450%, 03/15/2037	6,445	7,064
5.650%, 06/15/2035	315	327
5.350%, 11/15/2027	3,037	3,081
5.250%, 11/07/2025	1,500	1,508
4.200%, 08/15/2034	11,767	10,789
3.969%, 11/01/2047	3,878	3,130
3.950%, 10/15/2025	4,525	4,399
3.900%, 03/01/2038	1,575	1,351
3.400%, 04/01/2030	1,290	1,164
3.400%, 07/15/2046	1,270	937
3.375%, 02/15/2025	8,825	8,524
3.375%, 08/15/2025	2,735	2,625
3.300%, 02/01/2027	1,870	1,755
3.150%, 03/01/2026	3,940	3,726
2.987%, 11/01/2063	4,549	2,780
2.937%, 11/01/2056	5,978	3,750
2.887%, 11/01/2051	3,645	2,360
1.500%, 02/15/2031	17,045	13,161
Cox Communications
1.800%, 10/01/2030 (A)	3,600	2,775
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,731
Discovery Communications LLC
5.000%, 09/20/2037	1	1
Meta Platforms
4.450%, 08/15/2052	2,868	2,378
NTT Finance
1.591%, 04/03/2028 (A)	3,545	3,002
1.162%, 04/03/2026 (A)	6,955	6,142
Paramount Global
6.875%, 04/30/2036	2,760	2,741
5.850%, 09/01/2043	624	525
4.375%, 03/15/2043	3,510	2,444

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	$9,550	$9,444
Time Warner Cable LLC
6.750%, 06/15/2039	1,635	1,571
6.550%, 05/01/2037	2,145	2,054
T-Mobile USA
4.500%, 04/15/2050	3,110	2,580
2.050%, 02/15/2028	4,220	3,622
Verizon Communications
7.750%, 12/01/2030	1,750	2,009
4.329%, 09/21/2028	3,235	3,099
4.272%, 01/15/2036	3,735	3,297
2.987%, 10/30/2056	1,857	1,138
1.750%, 01/20/2031	1,478	1,140
Vodafone Group PLC
5.625%, 02/10/2053	2,960	2,844
Walt Disney
6.400%, 12/15/2035	1,255	1,386
4.625%, 03/23/2040	855	799
3.600%, 01/13/2051	3,240	2,511
3.500%, 05/13/2040	6,170	4,986
2.750%, 09/01/2049	8,658	5,770
2.000%, 09/01/2029	2,785	2,325
Warnermedia Holdings
5.141%, 03/15/2052 (A)	6,585	5,162
5.050%, 03/15/2042 (A)	3,010	2,438
4.279%, 03/15/2032 (A)	2,625	2,266

		172,852

Consumer Discretionary — 3.7%
7-Eleven
0.800%, 02/10/2024 (A)	1,669	1,594
Amazon.com
3.950%, 04/13/2052	14,433	12,118
3.875%, 08/22/2037	4,685	4,138
3.100%, 05/12/2051	10,220	7,322
2.800%, 08/22/2024	3,335	3,227
1.650%, 05/12/2028	2,780	2,387
American Honda Finance MTN
2.300%, 09/09/2026	3,200	2,915
Aptiv PLC / Aptiv Corp
2.396%, 02/18/2025	3,585	3,380
BMW US Capital LLC
3.250%, 04/01/2025 (A)	1,360	1,312
2.550%, 04/01/2031 (A)	11,170	9,343
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,601
3.250%, 06/02/2030 (A)	4,865	4,179
General Motors
4.875%, 10/02/2023	3,275	3,274

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
1.700%, 08/18/2023	$8,195	$8,041
Home Depot
4.500%, 09/15/2032	9,000	8,677
4.500%, 12/06/2048	2,290	2,057
4.400%, 03/15/2045	4,692	4,155
3.900%, 06/15/2047	1,505	1,247
3.500%, 09/15/2056	3,500	2,618
3.350%, 09/15/2025	620	596
3.350%, 04/15/2050	855	634
3.300%, 04/15/2040	985	784
3.250%, 04/15/2032	4,344	3,805
2.800%, 09/14/2027	3,775	3,473
2.750%, 09/15/2051	3,000	1,959
Hyundai Capital America
1.250%, 09/18/2023 (A)	5,675	5,537
Lowe's
1.300%, 04/15/2028	3,000	2,482
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,930	4,270
Northwestern University
4.643%, 12/01/2044	120	115
3.662%, 12/01/2057	2,340	1,904
President & Fellows of Harvard College
3.745%, 11/15/2052	6,157	5,286
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	1,838
Target
4.500%, 09/15/2032	10,510	10,093
Toyota Motor Credit MTN
4.800%, 01/10/2025	15,705	15,622
4.700%, 01/12/2033	3,070	3,011
University of Southern California
5.250%, 10/01/2111	3,940	3,933
2.805%, 10/01/2050	214	147

		149,074

Consumer Staples — 4.1%
Altria Group
9.950%, 11/10/2038	1,818	2,363
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	300	275
4.700%, 02/01/2036	2,796	2,624
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	7,049
5.550%, 01/23/2049	3,395	3,416
4.750%, 01/23/2029	5,220	5,132
Archer-Daniels-Midland
2.700%, 09/15/2051	2,580	1,727
BAT Capital
4.390%, 08/15/2037	3,458	2,684

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.259%, 03/25/2028	$5,855	$4,905
Coca-Cola
2.000%, 03/05/2031	2,010	1,649
Costco Wholesale
1.600%, 04/20/2030	3,000	2,450
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,691	1,817
7.507%, 01/10/2032 (A)	1,173	1,237
6.036%, 12/10/2028	2,017	2,032
4.163%, 08/11/2036 (A)	1,720	1,519
Diageo Capital
5.300%, 10/24/2027	3,786	3,841
Hormel Foods
0.650%, 06/03/2024	3,195	3,017
JBS USA LUX / JBS USA Food / JBS USA Finance
6.500%, 12/01/2052 (A)	9,700	9,219
5.750%, 04/01/2033 (A)	3,365	3,139
5.125%, 02/01/2028 (A)	10,950	10,408
3.000%, 02/02/2029 (A)	3,250	2,703
2.500%, 01/15/2027 (A)	5,060	4,428
JDE Peet's
0.800%, 09/24/2024 (A)	11,870	10,925
Kraft Heinz Foods
5.000%, 06/04/2042	3,200	2,903
Mars
4.200%, 04/01/2059 (A)	1,620	1,326
3.600%, 04/01/2034 (A)	1,790	1,556
3.200%, 04/01/2030 (A)	2,435	2,193
2.700%, 04/01/2025 (A)	6,350	6,031
Nestle Holdings
3.500%, 09/24/2025 (A)	5,685	5,485
PepsiCo
4.200%, 07/18/2052	1,730	1,573
1.625%, 05/01/2030	1,605	1,304
Philip Morris International
5.750%, 11/17/2032	3,550	3,591
5.625%, 11/17/2029	5,905	5,983
5.125%, 11/17/2027	6,745	6,713
4.500%, 03/20/2042	2,830	2,365
4.375%, 11/15/2041	2,207	1,828
3.875%, 08/21/2042	3,890	2,960
0.875%, 05/01/2026	3,360	2,939
Reynolds American
8.125%, 05/01/2040	980	1,092
7.250%, 06/15/2037	2,870	2,986
4.450%, 06/12/2025	1,975	1,922
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	2,928
1.930%, 12/13/2028 (A)	10,791	9,245
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,514

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Takeda Pharmaceutical
2.050%, 03/31/2030	$3,352	$2,733

		161,729

Energy — 5.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor
3.337%, 12/15/2027	1,408	1,300
2.061%, 12/15/2026	3,887	3,474
BP Capital Markets America
4.812%, 02/13/2033	8,705	8,551
3.937%, 09/21/2028	2,640	2,511
3.379%, 02/08/2061	3,251	2,242
3.060%, 06/17/2041	365	270
3.001%, 03/17/2052	2,140	1,437
3.000%, 02/24/2050	370	251
2.939%, 06/04/2051	4,190	2,781
2.772%, 11/10/2050	2,030	1,310
2.721%, 01/12/2032	1,695	1,420
BP Capital Markets PLC
3.723%, 11/28/2028	10,659	10,037
Cameron LNG LLC
2.902%, 07/15/2031 (A)	478	415
Cenovus Energy
6.750%, 11/15/2039	2,050	2,143
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,092
3.700%, 11/15/2029	2,205	1,986
2.742%, 12/31/2039	2,925	2,317
Chevron
2.895%, 03/03/2024	4,765	4,659
2.236%, 05/11/2030	7,687	6,569
Colonial Enterprises
3.250%, 05/15/2030 (A)	4,050	3,555
ConocoPhillips
4.025%, 03/15/2062	4,165	3,297
Devon Energy
5.600%, 07/15/2041	1,540	1,420
Diamondback Energy
6.250%, 03/15/2033	4,130	4,215
3.125%, 03/24/2031	2,740	2,298
Energy Transfer
5.250%, 04/15/2029	5,000	4,876
4.000%, 10/01/2027	1,530	1,426
Enterprise Products Operating LLC
5.350%, 01/31/2033	2,760	2,758
3.900%, 02/15/2024	4,250	4,184
EOG Resources
4.375%, 04/15/2030	2,330	2,241
Equinor
3.250%, 11/18/2049	5,015	3,716
2.875%, 04/06/2025	3,480	3,329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exxon Mobil
4.227%, 03/19/2040	$1,385	$1,244
4.114%, 03/01/2046	1,965	1,678
3.452%, 04/15/2051	3,500	2,669
3.095%, 08/16/2049	1,235	887
2.995%, 08/16/2039	2,830	2,172
1.571%, 04/15/2023	8,290	8,253
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	2,555	2,019
1.750%, 09/30/2027 (A)	3,593	3,311
Hess
6.000%, 01/15/2040	5,910	5,804
HF Sinclair
5.875%, 04/01/2026	2,080	2,081
MPLX
5.000%, 03/01/2033	2,360	2,214
4.950%, 03/14/2052	2,580	2,145
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	4,150	3,879
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037 (A)	3,265	3,265
5.750%, 05/15/2024	3,000	2,999
Saudi Arabian Oil
1.625%, 11/24/2025 (A)	1,810	1,648
1.250%, 11/24/2023 (A)	7,665	7,421
Schlumberger Finance Canada
1.400%, 09/17/2025	3,315	3,031
Schlumberger Investment
3.650%, 12/01/2023	4,165	4,114
Shell International Finance BV
6.375%, 12/15/2038	1,850	2,053
4.550%, 08/12/2043	3,550	3,241
4.125%, 05/11/2035	4,275	3,934
4.000%, 05/10/2046	5,085	4,224
3.750%, 09/12/2046	4,600	3,655
3.250%, 05/11/2025	2,315	2,229
2.500%, 09/12/2026	375	344
2.375%, 11/07/2029	3,235	2,776
Spectra Energy Partners LP
3.375%, 10/15/2026	2,220	2,071
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	3,928
2.900%, 03/01/2030 (A)	4,230	3,574
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,095
TotalEnergies Capital
3.883%, 10/11/2028	5,330	5,108
TotalEnergies Capital International
3.386%, 06/29/2060	745	534
3.127%, 05/29/2050	2,615	1,871
2.986%, 06/29/2041	295	220

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
3.750%, 10/16/2023	$5,000	$4,948

		201,719

Financials — 33.9%
AIA Group
3.600%, 04/09/2029 (A)	9,500	8,763
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,821	1,958
American Express
5.850%, 11/05/2027	4,730	4,869
4.900%, 02/13/2026	3,000	2,976
American International Group
4.800%, 07/10/2045	330	295
4.375%, 06/30/2050	210	177
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,431
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	2,545
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,790	5,942
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,140	1,075
4.000%, 05/30/2024 (A)	6,943	6,759
ASB Bank
1.625%, 10/22/2026 (A)	5,535	4,839
Athene Global Funding
2.950%, 11/12/2026 (A)	10,525	9,426
2.673%, 06/07/2031 (A)	11,050	8,748
2.500%, 03/24/2028 (A)	5,135	4,364
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,555	4,079
Banco Santander
2.706%, 06/27/2024	8,385	8,080
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (B)	820	707
Bank of America
6.000%, 10/15/2036	520	538
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (B)	13,065	12,145
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (B)	8,890	8,091
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/2026 (B)	12,525	11,989
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	12,570	9,346
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (B)	4,498	2,950
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	6,300	5,203

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	$6,000	$4,777
Bank of America MTN
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (B)	4,490	4,391
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (B)	10,965	10,292
4.244%, ICE LIBOR USD 3 Month + 1.814%, 04/24/2038 (B)	4,228	3,657
4.183%, 11/25/2027	8,285	7,898
3.705%, ICE LIBOR USD 3 Month + 1.512%, 04/24/2028 (B)	22,445	20,879
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/2027 (B)	735	691
3.248%, 10/21/2027	4,125	3,798
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	1,650	1,350
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (B)	2,870	2,427
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	16,625	11,388
1.843%, U.S. SOFR + 0.670%, 02/04/2025 (B)	10,975	10,575
Bank of Montreal MTN
1.250%, 09/15/2026	3,825	3,309
0.625%, 07/09/2024	4,375	4,103
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	6,647	6,922
2.450%, 08/17/2026	775	710
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(B)(C)	3,150	3,021
0.650%, 07/31/2024	5,281	4,939
Barclays PLC
7.385%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.300%, 11/02/2028 (B)	1,115	1,173
7.325%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.050%, 11/02/2026 (B)	5,795	5,997
3.932%, ICE LIBOR USD 3 Month + 1.610%, 05/07/2025 (B)	5,235	5,095
Berkshire Hathaway
4.500%, 02/11/2043	865	801
Berkshire Hathaway Finance
3.850%, 03/15/2052	10,570	8,534
2.850%, 10/15/2050	2,630	1,776
1.450%, 10/15/2030	4,000	3,174
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	648

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 07/15/2045 (A)	$1,534	$1,253
3.500%, 09/10/2049 (A)	2,250	1,537
3.150%, 10/02/2027 (A)	1,878	1,696
2.550%, 03/30/2032 (A)	2,000	1,590
2.000%, 01/30/2032 (A)	4,965	3,707
Blackstone Private Credit Fund
2.625%, 12/15/2026	2,500	2,123
Blackstone Secured Lending Fund
3.625%, 01/15/2026	3,105	2,847
BNP Paribas
5.125%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 01/13/2029 (A)(B)	4,980	4,897
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(B)	4,675	4,318
2.159%, U.S. SOFR + 1.218%, 09/15/2029 (A)(B)	2,305	1,906
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)(B)	6,780	6,003
BPCE MTN
5.975%, U.S. SOFR + 2.100%, 01/18/2027 (A)(B)	6,785	6,777
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (A)	3,400	3,210
Brookfield Finance
2.724%, 04/15/2031	2,500	2,036
Cantor Fitzgerald
4.500%, 04/14/2027 (A)	2,435	2,247
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (B)	167	162
3.650%, 05/11/2027	4,523	4,212
3.300%, 10/30/2024	2,868	2,769
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	2,697	2,359
CDP Financial
5.600%, 11/25/2039 (A)	700	747
Chubb INA Holdings
6.700%, 05/15/2036	1,000	1,106
4.350%, 11/03/2045	1,138	1,017
CI Financial
4.100%, 06/15/2051	2,425	1,457
3.200%, 12/17/2030	6,030	4,572
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,674
6.125%, 11/01/2034	2,882	3,027
Citadel
4.875%, 01/15/2027 (A)	3,820	3,700
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,219
Citigroup
8.125%, 07/15/2039	3,119	3,951

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.610%, U.S. SOFR + 1.546%, 09/29/2026 (B)	$5,795	$5,795
5.500%, 09/13/2025	1,045	1,047
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (B)	3,000	2,843
4.750%, 05/18/2046	1,040	892
4.650%, 07/23/2048	3,288	2,949
4.450%, 09/29/2027	195	186
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (B)	2,918	2,470
4.140%, U.S. SOFR + 1.372%, 05/24/2025 (B)	3,535	3,470
3.400%, 05/01/2026	6,375	6,021
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (B)	6,380	6,207
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	2,415	1,671
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	13,030	10,463
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (B)	3,767	3,293
CME Group
5.300%, 09/15/2043	2,500	2,549
4.150%, 06/15/2048	1,989	1,774
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	3,668	3,221
Cooperatieve Rabobank UA
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (A)(B)	7,115	6,187
Corebridge Financial
3.900%, 04/05/2032 (A)	2,930	2,564
3.850%, 04/05/2029 (A)	5,600	5,058
3.500%, 04/04/2025 (A)	4,785	4,577
Corebridge Global Funding
0.450%, 12/08/2023 (A)	5,260	5,067
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A)(B)	4,690	4,139
Credit Agricole MTN
3.750%, 04/24/2023 (A)	2,710	2,704
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(B)	2,125	2,232
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(B)	2,895	2,600
Credit Suisse NY
4.750%, 08/09/2024	10,870	10,468
Credit Suisse NY MTN
3.700%, 02/21/2025	7,700	7,168

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (A)(B)	$5,584	$5,618
Deutsche Bank NY
0.898%, 05/28/2024	5,915	5,573
Empower Finance 2020
3.075%, 09/17/2051 (A)	1,255	814
Enstar Group
3.100%, 09/01/2031	3,285	2,495
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,336
1.400%, 08/27/2027 (A)	1,973	1,654
0.800%, 08/12/2024 (A)	2,165	2,029
F&G Global Funding
1.750%, 06/30/2026 (A)	7,701	6,822
Fairfax Financial Holdings
3.375%, 03/03/2031	2,495	2,045
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)(B)	1,750	1,603
Federation des Caisses Desjardins du Quebec
4.400%, 08/23/2025 (A)	5,170	5,032
0.700%, 05/21/2024 (A)	6,490	6,109
Fifth Third Bancorp
2.550%, 05/05/2027	1,920	1,739
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,151
GA Global Funding Trust
3.850%, 04/11/2025 (A)	6,545	6,248
2.250%, 01/06/2027 (A)	860	762
1.950%, 09/15/2028 (A)	5,860	4,886
1.625%, 01/15/2026 (A)	4,010	3,568
Goldman Sachs Capital I
6.345%, 02/15/2034	2,200	2,295
Goldman Sachs Group
6.750%, 10/01/2037	480	511
6.450%, 05/01/2036	670	697
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (B)	3,440	2,992
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (B)	1,517	1,253
3.850%, 01/26/2027	155	147
3.800%, 03/15/2030	350	318
3.500%, 01/23/2025	2,695	2,604
3.500%, 11/16/2026	8,613	8,085
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	2,263	1,688
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (B)	10,980	10,556

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	$9,220	$6,691
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	16,525	13,621
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	450	310
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (B)	1,439	1,147
2.640%, U.S. SOFR + 1.114%, 02/24/2028 (B)	5,545	4,955
2.600%, 02/07/2030	795	669
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	12,665	9,947
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	485	373
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	7,055	6,180
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	10,225	9,012
Goldman Sachs Group MTN
4.800%, 07/08/2044	5,490	4,925
HSBC Bank USA
7.000%, 01/15/2039	7,096	7,953
HSBC Holdings PLC
8.113%, U.S. SOFR + 4.250%, 11/03/2033 (B)	3,205	3,538
7.390%, U.S. SOFR + 3.350%, 11/03/2028 (B)	5,152	5,442
4.041%, ICE LIBOR USD 3 Month + 1.546%, 03/13/2028 (B)	11,362	10,606
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (B)	1,140	1,078
ING Groep
4.625%, 01/06/2026 (A)	4,185	4,125
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (B)	450	405
4.100%, 10/02/2023	3,950	3,918
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)	6,165	5,931
Intercontinental Exchange
4.950%, 06/15/2052	6,785	6,378
4.250%, 09/21/2048	1,454	1,245
3.000%, 06/15/2050	1,100	745
International Bank for Reconstruction & Development
3.875%, 02/14/2030	14,305	13,999
Jackson Financial
3.125%, 11/23/2031	3,295	2,634
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	3,000
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,597

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.750%, 07/15/2025	$1,690	$1,776
6.400%, 05/15/2038	2,812	3,078
5.717%, U.S. SOFR + 2.580%, 09/14/2033 (B)	3,359	3,338
5.546%, U.S. SOFR + 1.070%, 12/15/2025 (B)	8,300	8,290
5.500%, 10/15/2040	1,000	1,007
5.364%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (B)	1,630	1,522
4.586%, U.S. SOFR + 1.800%, 04/26/2033 (B)	14,205	13,239
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (B)	6,630	6,306
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (B)	5	4
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	3,175	2,524
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	6,195	5,164
3.875%, 09/10/2024	2,535	2,474
3.509%, ICE LIBOR USD 3 Month + 0.945%, 01/23/2029 (B)	20,047	18,332
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	5,535	3,927
3.220%, ICE LIBOR USD 3 Month + 1.155%, 03/01/2025 (B)	2,705	2,640
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (B)	10,745	7,869
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	255	174
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	1,475	1,215
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (B)	5,703	4,715
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	5,610	4,730
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	5,095	4,739
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	2,735	2,124
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (B)	3,015	2,670
KeyBank
5.850%, 11/15/2027	5,076	5,195
KeyBank MTN
5.000%, 01/26/2033	7,310	7,029
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	3,155	2,922
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	7,143	6,271
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	861

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	$3,073	$2,890
Lincoln National
3.400%, 01/15/2031	3,100	2,615
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	2,450	2,282
2.438%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/05/2026 (B)	4,500	4,219
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (B)	2,636	2,302
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,724
1.375%, 04/06/2026 (A)	4,681	4,114
Macquarie Group MTN
6.207%, 11/22/2024 (A)	9,968	10,057
1.629%, U.S. SOFR + 0.910%, 09/23/2027 (A)(B)	1,844	1,589
Marsh & McLennan
6.250%, 11/01/2052	3,060	3,396
3.500%, 03/10/2025	4,200	4,048
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	839
3.200%, 12/01/2061 (A)	7,385	4,614
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,287
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	6,648
MetLife
6.375%, 06/15/2034	4,340	4,849
5.250%, 01/15/2054	565	553
5.000%, 07/15/2052	5,920	5,672
4.050%, 03/01/2045	1,250	1,046
Metropolitan Life Global Funding I
0.950%, 07/02/2025 (A)	3,600	3,266
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	6,915	6,809
2.400%, 01/11/2032 (A)	3,850	3,149
Mitsubishi UFJ Financial Group
5.719%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 02/20/2026 (B)	4,740	4,733
5.063%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 09/12/2025 (B)	5,265	5,215
Moody's
4.250%, 08/08/2032	3,406	3,152

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (B)	$6,685	$6,532
5.123%, U.S. SOFR + 1.730%, 02/01/2029 (B)	3,535	3,471
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)	19,674	18,689
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	620	461
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (B)	6,980	6,163
Morgan Stanley MTN
6.375%, 07/24/2042	2,155	2,368
4.300%, 01/27/2045	4,720	4,057
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (B)	3,205	2,702
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (B)	4,940	4,737
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	11,085	8,774
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	4,340	3,871
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	8,650	6,728
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (B)	2,237	1,953
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)(B)	1,515	1,444
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(B)	6,055	5,433
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	1,948
4.350%, 04/30/2050 (A)	3,471	2,711
NatWest Group PLC
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (B)	6,706	6,968
6.016%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 03/02/2034 (B)	2,745	2,749
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (B)	4,320	3,791
New York Life Global Funding
1.850%, 08/01/2031 (A)	2,725	2,166
New York Life Global Funding MTN
3.600%, 08/05/2025 (A)	5,000	4,802
1.450%, 01/14/2025 (A)	3,500	3,262

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York Life Insurance
5.875%, 05/15/2033 (A)	$2,224	$2,310
3.750%, 05/15/2050 (A)	1,420	1,117
Northwestern Mutual Global Funding MTN
4.000%, 07/01/2025 (A)	3,300	3,209
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	7,765	5,961
Owl Rock Capital
2.875%, 06/11/2028	3,498	2,804
Pacific Life Insurance
4.300%, ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)(B)	1,555	1,211
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,264
PNC Financial Services Group
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)	17,870	17,279
2.600%, 07/23/2026	9,380	8,661
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	5,920	5,863
Principal Life Global Funding II
2.250%, 11/21/2024 (A)	3,110	2,938
1.500%, 08/27/2030 (A)	3,374	2,565
1.375%, 01/10/2025 (A)	3,500	3,241
Prospect Capital
3.706%, 01/22/2026	1,955	1,761
Prudential Financial
3.935%, 12/07/2049	140	111
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,730
1.500%, 03/10/2026	4,945	4,457
Prudential Funding Asia
3.125%, 04/14/2030	2,008	1,767
Royal Bank of Canada MTN
6.000%, 11/01/2027	10,744	11,057
2.300%, 11/03/2031	2,380	1,910
0.650%, 07/29/2024	1,971	1,845
S&P Global
2.900%, 03/01/2032 (A)	6,505	5,568
2.700%, 03/01/2029 (A)	6,138	5,390
2.450%, 03/01/2027 (A)	6,675	6,075
Santander UK Group Holdings PLC
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (B)	5,995	6,097
Securian Financial Group
4.800%, 04/15/2048 (A)	3,138	2,561
Security Benefit Global Funding MTN
1.250%, 05/17/2024 (A)	1,501	1,413
Societe Generale
3.625%, 03/01/2041 (A)	2,840	1,912

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Societe Generale MTN
7.367%, 01/10/2053 (A)	$3,515	$3,549
State Street
4.821%, U.S. SOFR + 1.567%, 01/26/2034 (B)	625	602
4.421%, U.S. SOFR + 1.605%, 05/13/2033 (B)	3,026	2,862
3.031%, U.S. SOFR + 1.490%, 11/01/2034 (B)	6,035	5,159
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,643
Synchrony Bank
5.400%, 08/22/2025	5,420	5,334
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	3,500	3,294
0.700%, 09/10/2024	3,763	3,507
Travelers
3.750%, 05/15/2046	1,505	1,191
Truist Bank
3.800%, 10/30/2026	2,090	1,972
2.250%, 03/11/2030	1,040	858
Truist Financial
4.000%, 05/01/2025	9,380	9,141
Truist Financial MTN
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	1,905	1,854
4.916%, U.S. SOFR + 2.240%, 07/28/2033 (B)	6,080	5,739
4.873%, U.S. SOFR + 1.435%, 01/26/2029 (B)	5,485	5,383
2.850%, 10/26/2024	2,835	2,738
1.887%, U.S. SOFR + 0.862%, 06/07/2029 (B)	4,036	3,399
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (B)	14,250	12,682
UBS MTN
4.500%, 06/26/2048 (A)	3,695	3,287
UBS Group
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(B)	13,265	12,841
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A)(B)	3,170	3,090
4.125%, 09/24/2025 (A)	1,530	1,481
1.494%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 08/10/2027 (A)(B)	2,100	1,820
1.008%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/2024 (A)(B)	8,100	7,939

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (B)	$5,429	$5,597
US Bancorp MTN
4.967%, U.S. SOFR + 2.110%, 07/22/2033 (B)	3,225	3,076
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,781
Validus Holdings
8.875%, 01/26/2040	1,880	2,321
Wells Fargo
6.600%, 01/15/2038	2,620	2,853
5.950%, 12/15/2036	1,035	1,047
5.606%, 01/15/2044	3,316	3,226
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (B)	4,650	3,369
3.000%, 04/22/2026	8,965	8,369
Wells Fargo MTN
4.900%, 11/17/2045	1,865	1,649
4.750%, 12/07/2046	3,543	3,038
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	4,980	4,315
4.400%, 06/14/2046	2,200	1,803
3.584%, ICE LIBOR USD 3 Month + 1.310%, 05/22/2028 (B)	12,541	11,604
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	13,225	11,182
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)	14,110	13,091
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	5,200	4,431
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	9,830	8,690
Westpac Banking
5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (B)	485	464
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (B)	3,795	2,914
1.953%, 11/20/2028	1,005	858
XLIT
5.250%, 12/15/2043	2,417	2,379

		1,317,890

Health Care — 7.6%
AbbVie
4.700%, 05/14/2045	5,910	5,232
4.250%, 11/21/2049	8,750	7,286
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,620
2.211%, 06/15/2030	3,670	3,061

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Amgen
5.650%, 03/02/2053	$3,350	$3,322
5.507%, 03/02/2026	11,440	11,416
5.250%, 03/02/2030	2,565	2,552
Ascension Health
3.945%, 11/15/2046	2,394	2,035
3.106%, 11/15/2039	1,990	1,558
2.532%, 11/15/2029	4,000	3,433
Astrazeneca Finance LLC
1.750%, 05/28/2028	6,160	5,278
1.200%, 05/28/2026	10,295	9,119
AstraZeneca PLC
6.450%, 09/15/2037	3,000	3,391
3.375%, 11/16/2025	1,578	1,515
Banner Health
2.907%, 01/01/2042	2,652	1,959
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,935	3,109
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	1,985
Bon Secours Mercy Health
3.464%, 06/01/2030	1,930	1,730
2.095%, 06/01/2031	1,430	1,129
Bristol-Myers Squibb
4.625%, 05/15/2044	1,990	1,837
4.550%, 02/20/2048	222	202
3.550%, 03/15/2042	4,210	3,421
3.400%, 07/26/2029	3,982	3,653
3.200%, 06/15/2026	1,775	1,680
2.550%, 11/13/2050	1,960	1,247
2.350%, 11/13/2040	760	520
Centene
3.000%, 10/15/2030	18,058	14,752
2.625%, 08/01/2031	905	705
2.500%, 03/01/2031	1,110	865
Cigna Group
4.125%, 11/15/2025	2,154	2,095
2.375%, 03/15/2031	3,000	2,442
CommonSpirit Health
6.073%, 11/01/2027	5,000	5,114
CVS Health
5.250%, 02/21/2033	3,430	3,376
Eli Lilly
4.950%, 02/27/2063	815	810
4.875%, 02/27/2053	1,564	1,561
3.375%, 03/15/2029	3,155	2,929
Gilead Sciences
4.750%, 03/01/2046	1,735	1,567
2.800%, 10/01/2050	975	633
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,190	2,086

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HCA
5.500%, 06/15/2047	$2,385	$2,145
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	3,025	2,125
Johnson & Johnson
3.750%, 03/03/2047	3,000	2,555
2.900%, 01/15/2028	2,565	2,384
2.625%, 01/15/2025	1,660	1,595
1.300%, 09/01/2030	5,355	4,303
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,145	2,767
3.150%, 05/01/2027	2,005	1,881
2.810%, 06/01/2041	5,275	3,869
McKesson
0.900%, 12/03/2025	2,000	1,790
Medtronic
4.375%, 03/15/2035	1,732	1,641
Memorial Health Services
3.447%, 11/01/2049	2,130	1,603
Merck
3.600%, 09/15/2042	2,145	1,751
3.400%, 03/07/2029	2,385	2,213
1.900%, 12/10/2028	7,410	6,354
MultiCare Health System
2.803%, 08/15/2050	4,400	2,592
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,052
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,208
1.651%, 08/01/2030	2,487	1,974
Northwell Healthcare
4.260%, 11/01/2047	2,330	1,926
Novartis Capital
4.400%, 05/06/2044	740	686
3.000%, 11/20/2025	4,940	4,701
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	5,260	3,361
OhioHealth
2.834%, 11/15/2041	4,000	2,937
Orlando Health Obligated Group
3.327%, 10/01/2050	850	612
PerkinElmer
0.850%, 09/15/2024	7,745	7,206
Pfizer
3.000%, 12/15/2026	2,525	2,374
2.625%, 04/01/2030	6,005	5,240
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,200

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	$8,711	$7,412
RWJ Barnabas Health
3.477%, 07/01/2049	4,050	3,091
SSM Health Care
3.688%, 06/01/2023	7,331	7,302
Stanford Health Care
3.310%, 08/15/2030	1,165	1,045
Thermo Fisher Scientific
4.800%, 11/21/2027	3,622	3,620
1.750%, 10/15/2028	1,115	941
1.215%, 10/18/2024	15,730	14,741
UnitedHealth Group
6.875%, 02/15/2038	2,380	2,756
6.625%, 11/15/2037	2,739	3,086
6.500%, 06/15/2037	1,675	1,857
5.875%, 02/15/2053	13,690	14,768
4.625%, 07/15/2035	5,605	5,370
4.200%, 01/15/2047	1,432	1,237
4.000%, 05/15/2029	2,879	2,730
3.875%, 12/15/2028	1,835	1,734
3.850%, 06/15/2028	1,545	1,466
3.750%, 07/15/2025	3,700	3,590
3.700%, 12/15/2025	2,175	2,102
3.500%, 02/15/2024	4,960	4,875
3.050%, 05/15/2041	2,795	2,100
2.300%, 05/15/2031	9,605	7,917
Wyeth LLC
6.000%, 02/15/2036	1,400	1,497
5.950%, 04/01/2037	3,960	4,246

		298,753

Industrials — 9.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032	1,575	1,261
3.000%, 10/29/2028	7,625	6,497
2.450%, 10/29/2026	3,125	2,755
1.650%, 10/29/2024	8,305	7,704
1.150%, 10/29/2023	8,540	8,287
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,186	2,943
Air Lease
3.875%, 07/03/2023	4,406	4,384
Airbus
3.950%, 04/10/2047 (A)	2,800	2,340
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,654
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	1,953

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 04/15/2030 (A)	$1,387	$1,235
1.900%, 02/15/2031 (A)	2,718	2,140
Boeing
5.805%, 05/01/2050	3,320	3,158
5.705%, 05/01/2040	2,195	2,090
5.150%, 05/01/2030	10,770	10,422
3.100%, 05/01/2026	4,435	4,129
1.875%, 06/15/2023	3,505	3,467
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	1,365	1,270
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	2,849
4.900%, 04/01/2044	2,563	2,411
4.550%, 09/01/2044	5,765	5,209
4.450%, 01/15/2053	3,424	3,046
4.375%, 09/01/2042	405	361
4.150%, 04/01/2045	3,505	2,983
Canadian National Railway
3.850%, 08/05/2032	2,990	2,744
Caterpillar
3.803%, 08/15/2042	1,800	1,535
3.400%, 05/15/2024	3,050	2,989
Caterpillar Financial Services MTN
3.600%, 08/12/2027	10,800	10,310
0.950%, 01/10/2024	28,235	27,211
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	2,883	2,776
CSX
3.350%, 09/15/2049	4,726	3,403
Deere
3.100%, 04/15/2030	4,033	3,604
2.750%, 04/15/2025	1,295	1,235
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,059	963
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,694
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,722	2,383
Emerson Electric
2.200%, 12/21/2031	6,250	5,015
1.800%, 10/15/2027	2,205	1,924
General Dynamics
4.250%, 04/01/2040	1,045	948
4.250%, 04/01/2050	2,100	1,874
2.850%, 06/01/2041	4,130	3,098
1.875%, 08/15/2023	2,995	2,950

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Honeywell International
5.000%, 02/15/2033	$7,225	$7,300
1.750%, 09/01/2031	1,980	1,567
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	3,128	2,645
John Deere Capital MTN
3.900%, 06/07/2032	7,160	6,667
2.800%, 07/18/2029	4,220	3,733
2.650%, 06/24/2024	5,585	5,405
2.650%, 06/10/2026	390	363
2.350%, 03/08/2027	7,260	6,601
1.250%, 01/10/2025	17,580	16,394
0.400%, 10/10/2023	12,730	12,355
Lockheed Martin
5.700%, 11/15/2054	1,835	1,986
5.250%, 01/15/2033	6,748	6,915
4.070%, 12/15/2042	3,300	2,884
3.900%, 06/15/2032	6,960	6,449
Norfolk Southern
3.800%, 08/01/2028	3,180	2,970
Northrop Grumman
2.930%, 01/15/2025	5,650	5,409
PACCAR Financial MTN
3.150%, 06/13/2024	6,407	6,241
1.100%, 05/11/2026	3,079	2,729
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	2,904	2,778
3.950%, 03/10/2025 (A)	2,752	2,649
3.450%, 07/01/2024 (A)	5,540	5,363
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	6,566
1.170%, 07/15/2025 (A)	1,476	1,329
Raytheon Technologies
5.375%, 02/27/2053	2,795	2,807
5.000%, 02/27/2026	3,793	3,787
4.500%, 06/01/2042	2,300	2,067
Regal Rexnord
6.400%, 04/15/2033 (A)	3,940	3,877
Ryder System MTN
4.625%, 06/01/2025	4,800	4,691
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,890	5,067
Snap-on
3.100%, 05/01/2050	3,240	2,376
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,042
TTX
4.600%, 02/01/2049 (A)	2,100	1,873
TTX MTN
3.600%, 01/15/2025 (A)	5,563	5,355

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Pacific
4.950%, 09/09/2052	$2,970	$2,864
3.500%, 02/14/2053	6,650	4,980
3.375%, 02/14/2042	1,275	1,002
2.950%, 03/10/2052	9,416	6,335
2.375%, 05/20/2031	4,085	3,383
Union Pacific MTN
3.550%, 08/15/2039	1,455	1,192
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,465	2,066
United Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,119	2,077
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,520	1,369
United Parcel Service
5.050%, 03/03/2053	4,340	4,285
Verisk Analytics
3.625%, 05/15/2050	2,930	2,042
Waste Management
3.125%, 03/01/2025	5,000	4,800
WW Grainger
4.600%, 06/15/2045	419	386

		350,225

Information Technology — 6.2%
Analog Devices
2.950%, 10/01/2051	1,918	1,320
1.700%, 10/01/2028	5,410	4,559
Apple
4.650%, 02/23/2046	5,150	4,903
4.500%, 02/23/2036	2,865	2,808
4.375%, 05/13/2045	515	473
4.100%, 08/08/2062	2,125	1,800
3.850%, 08/04/2046	5,185	4,383
3.350%, 02/09/2027	4,550	4,336
3.250%, 02/23/2026	9,225	8,824
3.000%, 02/09/2024	4,540	4,448
2.850%, 05/11/2024	1,055	1,028
2.850%, 08/05/2061	2,000	1,299
2.650%, 05/11/2050	3,755	2,522
2.375%, 02/08/2041	2,500	1,767
1.650%, 02/08/2031	4,730	3,792
Cisco Systems
5.900%, 02/15/2039	2,007	2,196
2.200%, 09/20/2023	4,820	4,745
Corning
7.250%, 08/15/2036	1,844	1,932
Dell International LLC / EMC Corp
5.750%, 02/01/2033	2,750	2,671

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Genpact Luxembourg Sarl
3.375%, 12/01/2024	$5,226	$4,985
Intel
5.700%, 02/10/2053	8,445	8,252
5.200%, 02/10/2033	8,255	8,101
5.125%, 02/10/2030	16,050	15,857
4.900%, 08/05/2052	6,669	5,913
4.875%, 02/10/2026	8,030	7,953
3.200%, 08/12/2061	888	556
2.875%, 05/11/2024	5,830	5,672
International Business Machines
4.150%, 05/15/2039	2,325	1,972
3.300%, 05/15/2026	1,805	1,706
3.000%, 05/15/2024	1,140	1,108
2.200%, 02/09/2027	2,700	2,427
Intuit
1.350%, 07/15/2027	2,989	2,589
KLA
4.950%, 07/15/2052	2,702	2,555
Mastercard
3.300%, 03/26/2027	3,060	2,894
2.950%, 06/01/2029	2,420	2,177
Microsoft
3.700%, 08/08/2046	4,759	4,064
3.500%, 02/12/2035	805	728
3.450%, 08/08/2036	650	569
3.041%, 03/17/2062	1,100	770
2.921%, 03/17/2052	4,602	3,311
2.875%, 02/06/2024	2,235	2,186
2.675%, 06/01/2060	1,078	699
2.525%, 06/01/2050	8,095	5,406
2.400%, 08/08/2026	7,440	6,900
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,854
4.875%, 03/01/2024	3,252	3,224
Oracle
6.900%, 11/09/2052	1,715	1,852
6.250%, 11/09/2032	2,820	2,935
4.900%, 02/06/2033	8,195	7,740
4.375%, 05/15/2055	680	516
4.000%, 07/15/2046	5,360	3,913
3.800%, 11/15/2037	2,190	1,734
3.600%, 04/01/2040	9,370	6,917
2.950%, 04/01/2030	7,955	6,788
QUALCOMM
4.300%, 05/20/2047	3,516	3,074
1.650%, 05/20/2032	1,830	1,401
Salesforce
1.500%, 07/15/2028	14,360	12,180
Texas Instruments
4.150%, 05/15/2048	3,754	3,330
3.875%, 03/15/2039	195	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.250%, 09/04/2029	$9,130	$7,818
TSMC Arizona
1.750%, 10/25/2026	2,455	2,175
Visa
4.150%, 12/14/2035	1,125	1,058
2.700%, 04/15/2040	835	626
2.000%, 08/15/2050	3,610	2,141
Vontier
2.950%, 04/01/2031	8,315	6,335
1.800%, 04/01/2026	1,205	1,048
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,343

		242,330

Materials — 1.5%
Air Products and Chemicals
1.850%, 05/15/2027	3,400	3,023
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,646
5.000%, 09/30/2043	1,400	1,358
4.875%, 02/27/2026	3,545	3,521
Braskem Netherlands Finance BV
7.250%, 02/13/2033 (A)	3,740	3,649
Celanese US Holdings LLC
6.330%, 07/15/2029	2,120	2,079
6.050%, 03/15/2025	5,170	5,151
Ecolab
1.650%, 02/01/2027	4,055	3,581
0.900%, 12/15/2023	5,000	4,833
Freeport Indonesia
6.200%, 04/14/2052 (A)	1,350	1,188
Freeport Indonesia MTN
4.763%, 04/14/2027 (A)	1,155	1,108
Freeport-McMoRan
5.250%, 09/01/2029	5,504	5,317
4.625%, 08/01/2030	1,835	1,693
4.250%, 03/01/2030	840	761
International Flavors & Fragrances
3.468%, 12/01/2050 (A)	4,000	2,631
3.268%, 11/15/2040 (A)	963	660
2.300%, 11/01/2030 (A)	3,950	3,050
Lubrizol
6.500%, 10/01/2034	1,000	1,142
PPG Industries
1.200%, 03/15/2026	3,750	3,318
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,182
2.750%, 11/02/2051	4,000	2,636

		53,527

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 2.5%
Alexandria Real Estate Equities
4.750%, 04/15/2035	$2,360	$2,231
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2023 (A)	65	65
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,099
Boston Properties
4.500%, 12/01/2028	2,630	2,441
Essential Properties
2.950%, 07/15/2031	3,050	2,270
Federal Realty Investment Trust
1.250%, 02/15/2026	5,026	4,464
Newmark Group
6.125%, 11/15/2023	3,140	3,135
Realty Income
5.625%, 10/13/2032	7,250	7,390
1.800%, 03/15/2033	2,745	2,002
Regency Centers LP
4.650%, 03/15/2049	315	259
4.400%, 02/01/2047	1,840	1,474
2.950%, 09/15/2029	4,180	3,519
Sabra Health Care LP
3.900%, 10/15/2029	4,275	3,556
3.200%, 12/01/2031	3,025	2,247
Scentre Group Trust 1/ Scentre Group Trust 2
4.375%, 05/28/2030 (A)	646	594
3.750%, 03/23/2027 (A)	930	862
3.625%, 01/28/2026 (A)	9,631	9,069
3.500%, 02/12/2025 (A)	1,575	1,507
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)(B)	6,340	5,819
Simon Property Group LP
6.750%, 02/01/2040	470	522
4.250%, 11/30/2046	2,194	1,770
2.650%, 02/01/2032	3,600	2,910
2.450%, 09/13/2029	6,496	5,441
Spirit Realty LP
3.400%, 01/15/2030	2,405	2,033
3.200%, 01/15/2027	1,995	1,800
2.100%, 03/15/2028	3,025	2,506
Sun Communities Operating LP
2.300%, 11/01/2028	6,190	5,233
VICI Properties
4.750%, 02/15/2028	7,095	6,693
4.375%, 05/15/2025	2,885	2,776
Vornado Realty
3.500%, 01/15/2025	3,895	3,673
Welltower
4.950%, 09/01/2048	2,632	2,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WP Carey
4.600%, 04/01/2024	$2,670	$2,636

		98,236

Utilities — 9.4%
AEP Texas
3.450%, 01/15/2050	2,695	1,933
Alabama Power
3.850%, 12/01/2042	600	484
3.700%, 12/01/2047	2,800	2,153
3.125%, 07/15/2051	3,187	2,160
1.450%, 09/15/2030	3,416	2,660
Ameren Illinois
4.500%, 03/15/2049	4,560	4,129
3.850%, 09/01/2032	14,525	13,293
American Electric Power
5.625%, 03/01/2033	4,305	4,303
Atmos Energy
4.125%, 03/15/2049	4,245	3,540
Baltimore Gas and Electric
2.250%, 06/15/2031	4,980	4,028
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	1,563
4.450%, 01/15/2049	140	121
3.800%, 07/15/2048	1,065	822
3.250%, 04/15/2028	1,720	1,588
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	1,971
3.000%, 03/01/2032	1,840	1,583
2.900%, 07/01/2050	830	563
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	2,000	1,689
CMS Energy
3.000%, 05/15/2026	7,285	6,772
Commonwealth Edison
4.700%, 01/15/2044	2,000	1,826
4.000%, 03/01/2048	4,350	3,567
3.200%, 11/15/2049	1,805	1,277
3.000%, 03/01/2050	2,140	1,470
2.550%, 06/15/2026	4,665	4,304
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,999
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	2,336
Constellation Energy Generation LLC
5.800%, 03/01/2033	3,115	3,151
Consumers Energy
4.625%, 05/15/2033	7,355	7,144
3.500%, 08/01/2051	590	449
Dominion Energy
3.375%, 04/01/2030	630	551

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dominion Energy South Carolina
4.600%, 06/15/2043	$1,000	$893
DTE Electric
3.375%, 03/01/2025	2,289	2,209
DTE Energy
4.220%, 11/01/2024 (D)	8,215	8,034
2.529%, 10/01/2024 (D)	3,695	3,528
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	1,658
3.875%, 03/15/2046	5,500	4,302
2.850%, 03/15/2032	3,035	2,543
2.550%, 04/15/2031	2,855	2,378
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,240
Duke Energy Indiana LLC
6.350%, 08/15/2038	255	279
4.900%, 07/15/2043	260	240
Duke Energy Ohio
2.125%, 06/01/2030	1,415	1,156
Duke Energy Progress LLC
4.200%, 08/15/2045	2,780	2,314
4.100%, 05/15/2042	1,141	955
East Ohio Gas
3.000%, 06/15/2050 (A)	1,205	775
2.000%, 06/15/2030 (A)	2,370	1,869
1.300%, 06/15/2025 (A)	2,700	2,437
Eastern Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,299
Entergy Arkansas LLC
4.200%, 04/01/2049	3,030	2,531
3.350%, 06/15/2052	4,180	2,963
Entergy Louisiana LLC
4.200%, 09/01/2048	3,215	2,689
0.950%, 10/01/2024	11,600	10,819
Entergy Mississippi LLC
2.850%, 06/01/2028	4,385	3,940
Entergy Texas
3.550%, 09/30/2049	2,295	1,666
Eversource Energy
3.800%, 12/01/2023	2,905	2,867
2.900%, 10/01/2024	4,203	4,039
Exelon
5.150%, 03/15/2028	4,570	4,529
Florida Power & Light
5.960%, 04/01/2039	155	166
5.950%, 02/01/2038	3,769	3,978
5.690%, 03/01/2040	4,657	4,871
4.125%, 02/01/2042	4,125	3,512
2.850%, 04/01/2025	2,515	2,408
2.450%, 02/03/2032	11,835	9,732
Georgia Power
4.300%, 03/15/2043	2,585	2,167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 01/30/2050	$5,920	$4,383
Idaho Power
4.200%, 03/01/2048	2,785	2,327
Indiana Michigan Power
4.250%, 08/15/2048	610	501
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	65	52
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	987
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,925
National Rural Utilities Cooperative Finance
5.800%, 01/15/2033	2,560	2,636
4.750%, ICE LIBOR USD 3 Month + 2.910%, 04/30/2043 (B)	2,056	1,995
4.450%, 03/13/2026	8,155	7,986
4.400%, 11/01/2048	1,000	853
4.300%, 03/15/2049	2,648	2,253
4.023%, 11/01/2032	470	425
New England Power
5.936%, 11/25/2052 (A)	1,046	1,120
NextEra Energy Capital Holdings
6.051%, 03/01/2025	2,356	2,370
4.450%, 06/20/2025	12,020	11,762
1.900%, 06/15/2028	6,875	5,812
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,738
Northern States Power
7.125%, 07/01/2025	3,220	3,382
6.250%, 06/01/2036	600	642
4.500%, 06/01/2052	2,845	2,569
2.250%, 04/01/2031	3,035	2,505
NSTAR Electric
3.250%, 05/15/2029	2,684	2,422
Oglethorpe Power
5.375%, 11/01/2040	1,930	1,782
4.500%, 04/01/2047 (A)	2,245	1,831
4.250%, 04/01/2046	1,315	992
4.200%, 12/01/2042	190	146
Ohio Power
2.600%, 04/01/2030	8,915	7,533
Oncor Electric Delivery LLC
7.500%, 09/01/2038	120	146
5.350%, 10/01/2052	2,379	2,411
5.300%, 06/01/2042	1,371	1,374
4.950%, 09/15/2052	970	928
3.750%, 04/01/2045	4,175	3,374
Pacific Gas and Electric
6.750%, 01/15/2053	5,152	5,120
4.500%, 07/01/2040	2,560	2,005
4.200%, 06/01/2041	2,340	1,757

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PacifiCorp
6.250%, 10/15/2037	$2,375	$2,554
6.000%, 01/15/2039	4,660	4,865
3.300%, 03/15/2051	3,553	2,537
2.950%, 06/01/2023	4,940	4,912
2.900%, 06/15/2052	5,290	3,506
PECO Energy
2.850%, 09/15/2051	3,000	1,980
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,067
3.950%, 06/01/2047	1,802	1,501
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,399
3.700%, 05/01/2028	1,180	1,113
3.250%, 09/01/2023	1,450	1,433
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,469
Public Service of Colorado
6.250%, 09/01/2037	220	238
4.100%, 06/01/2032	5,185	4,881
3.200%, 03/01/2050	1,975	1,419
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,536
2.200%, 06/15/2031	6,070	4,970
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	1,829
3.600%, 09/01/2023	1,224	1,211
3.320%, 04/15/2050	475	339
Sempra Energy
4.000%, 02/01/2048	320	248
3.800%, 02/01/2038	1,380	1,130
Southern
4.945%, SOFRINDX + 0.370%, 05/10/2023 (B)	5,980	5,978
Southern California Edison
2.850%, 08/01/2029	3,055	2,635
Southern California Gas
6.350%, 11/15/2052	3,140	3,436
4.300%, 01/15/2049	1,255	1,028
3.750%, 09/15/2042	195	152
2.550%, 02/01/2030	4,835	4,094
Southwestern Public Service
5.150%, 06/01/2052	2,115	1,992
Union Electric
4.000%, 04/01/2048	1,250	1,007
3.900%, 09/15/2042	90	74
Virginia Electric and Power
6.350%, 11/30/2037	2,000	2,140
3.150%, 01/15/2026	3,000	2,840
2.950%, 11/15/2051	6,265	4,130
Vistra Operations LLC
4.875%, 05/13/2024 (A)	3,925	3,846

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Electric Power
1.700%, 06/15/2028	$2,300	$1,955
Wisconsin Power & Light
6.375%, 08/15/2037	50	53
3.650%, 04/01/2050	40	30
3.050%, 10/15/2027	2,745	2,532
Wisconsin Public Service
3.300%, 09/01/2049	2,475	1,799

		367,317

Total Corporate Obligations
(Cost $3,776,394) ($ Thousands)		3,413,652

U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Bonds
4.000%, 11/15/2052	69,712	70,954
3.875%, 02/15/2043	50,270	48,770
3.625%, 02/15/2053	9,820	9,349
3.375%, 08/15/2042	30,239	27,225
3.000%, 08/15/2052	9,183	7,719
U.S. Treasury Notes
4.625%, 02/28/2025	16,510	16,457
4.375%, 10/31/2024	11,725	11,615
4.250%, 12/31/2024	11,835	11,702
4.125%, 01/31/2025	21,345	21,067
4.125%, 09/30/2027	460	458
4.000%, 02/15/2026	25,860	25,502
4.000%, 02/29/2028	2,450	2,432
3.875%, 01/15/2026	6,935	6,816
3.500%, 01/31/2028	23,295	22,587
3.500%, 01/31/2030	14,497	14,001
3.500%, 02/15/2033	21,270	20,569
3.250%, 08/31/2024	2,559	2,493
2.750%, 07/31/2027	11,495	10,799
2.750%, 08/15/2032	1,358	1,234
2.375%, 03/31/2029	9,990	9,054

Total U.S. Treasury Obligations
(Cost $343,739) ($ Thousands)		340,803

MUNICIPAL BONDS — 2.9%
California — 0.8%
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	2,930
2.425%, 04/01/2026	1,400	1,311
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,170

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Build America Project, GO
7.600%, 11/01/2040	$585	$755
7.550%, 04/01/2039	2,305	2,946
7.500%, 04/01/2034	5,125	6,245
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,235
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	300	330
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,152
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,120	1,261
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	1,405	1,290
University of California Regents, RB
4.132%, 05/15/2032	3,210	3,015
University of California Regents, Ser H, RB
6.548%, 05/15/2048	120	142
University of California, RB
5.770%, 05/15/2043	1,375	1,486

		32,268

Colorado — 0.2%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,431
Colorado State
6.817%, 03/15/2028	1,980	2,127

		5,558

Connecticut — 0.1%
Connecticut State, Ser A, GO
3.875%, 06/15/2028	2,555	2,452

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	1,383	1,213

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,789	2,891
6.637%, 04/01/2057	2,417	2,649

		5,540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	$2,580	$2,776
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,320	3,150

		5,926

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,435

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	101
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	85
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,267
1.638%, 07/01/2026	2,125	1,892

		4,345

Michigan — 0.3%
Chippewa Valley Schools, GO, Q-SBLF
2.337%, 05/01/2029	3,125	2,724
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,447
2.671%, 09/01/2049 (B)	4,600	4,229
University of Michigan, Ser C, RB
3.599%, 04/01/2047	4,520	3,871

		12,271

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Build America Project, Ser C, RB
5.754%, 12/15/2028	2,300	2,324
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,053

		5,377

New York — 0.5%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	164
4.458%, 10/01/2062	205	187
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,317

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	$2,225	$2,196
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	470	488
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	1,996
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	3,000	3,045
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,435	2,003
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	3,489
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	8,225	8,480

		23,365

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO, NATL
5.550%, 06/30/2028	4,000	4,077

Pennsylvania — 0.1%
Pennsylvania, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,665

Texas — 0.1%
City of Houston, Airport System Revenue, Sub-Ser C, RB
2.085%, 07/01/2028	2,320	2,018

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	$555	$586
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,047
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	607
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,055

		5,313

Total Municipal Bonds
(Cost $127,168) ($ Thousands)		113,805

SOVEREIGN DEBT — 0.5%

Israel Government International Bond
3.875%, 07/03/2050	1,280	1,028
Korea Development Bank
4.375%, 02/15/2028	5,150	5,053
1.750%, 02/18/2025	6,080	5,684
Province of Quebec Canada
6.350%, 01/30/2026	270	279
2.500%, 04/09/2024	8,905	8,633

Total Sovereign Debt
(Cost $21,600) ($ Thousands)		20,677

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	53,516,086	53,516

Total Cash Equivalent
(Cost $53,516) ($ Thousands)		53,516

Total Investments in Securities — 101.0%
(Cost $4,322,417) ($ Thousands)		$3,942,453

The open futures contracts held by the Fund at February 28, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Note	558	Jun-2023	$59,869	$59,736	$(133)

Short Contracts
Ultra 10-Year U.S. Treasury Note	(455)	Jun-2023	$(53,368)	$(53,320)	$48
			$6,501	$6,416	$(85)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate Duration Credit Fund (Concluded)

Percentages are based on Net Assets of $3,903,631 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $651,089 ($ Thousands), representing 16.7% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$41,559	$1,588,956	$(1,576,999)	$—	$—	$53,516	$969	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 82.3%

Communication Services — 6.3%
Activision Blizzard Inc	30,839	$2,351
Alphabet Inc, Cl A *	258,172	23,251
Alphabet Inc, Cl C *	228,900	20,670
AT&T Inc	305,743	5,782
Charter Communications Inc, Cl A *	4,615	1,696
Comcast Corp, Cl A	186,632	6,937
DISH Network Corp, Cl A *	12,501	143
Electronic Arts Inc	10,944	1,214
Fox Corp	21,566	736
Interpublic Group of Cos Inc/The	18,000	640
Live Nation Entertainment Inc *	6,700	483
Lumen Technologies Inc	45,915	156
Match Group Inc *	13,300	551
Meta Platforms Inc, Cl A *	97,204	17,005
Netflix Inc *	19,132	6,163
News Corp	6,300	109
News Corp, Cl A	18,900	324
Omnicom Group Inc	8,399	761
Paramount Global, Cl B	23,640	506
Take-Two Interactive Software Inc *	7,300	800
T-Mobile US Inc *	25,609	3,641
Verizon Communications Inc	181,692	7,051
Walt Disney Co/The *	78,821	7,851
Warner Bros Discovery Inc *	95,980	1,499

		110,320
Consumer Discretionary — 8.8%
Advance Auto Parts Inc	2,800	406
Amazon.com Inc *	383,580	36,145
Aptiv PLC *	11,324	1,317
AutoZone Inc *	799	1,987
Bath & Body Works Inc	11,000	450
Best Buy Co Inc	9,200	764
Booking Holdings Inc *	1,645	4,152
BorgWarner Inc	10,800	543
Caesars Entertainment Inc *	10,000	508
CarMax Inc *	7,300	504
Carnival Corp, Cl A *	47,100	500
Chipotle Mexican Grill Inc, Cl A *	1,166	1,739
Darden Restaurants Inc	5,700	815
Dollar General Corp	9,810	2,122
Dollar Tree Inc *	8,797	1,278
Domino's Pizza Inc	1,700	500
DR Horton Inc	13,074	1,209
eBay Inc	22,581	1,036
Etsy Inc *	5,900	716
Expedia Group Inc *	6,185	674
Ford Motor Co	171,276	2,067
Garmin Ltd	7,100	697
General Motors Co	61,595	2,386
Genuine Parts Co	5,850	1,035

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hasbro Inc	6,200	$341
Hilton Worldwide Holdings Inc	11,361	1,642
Home Depot Inc/The	44,243	13,120
Las Vegas Sands Corp *	14,036	807
Lennar Corp, Cl A	10,595	1,025
LKQ Corp	11,700	670
Lowe's Cos Inc	26,678	5,489
Marriott International Inc/MD, Cl A	11,628	1,968
McDonald's Corp	31,679	8,360
MGM Resorts International	13,615	586
Mohawk Industries Inc *	2,628	270
Newell Brands Inc	17,999	264
NIKE Inc, Cl B	54,078	6,424
Norwegian Cruise Line Holdings Ltd *	19,200	284
NVR Inc *	140	724
O'Reilly Automotive Inc *	2,738	2,273
Pool Corp	1,800	642
PulteGroup Inc	10,500	574
Ralph Lauren Corp, Cl A	2,000	236
Ross Stores Inc	14,574	1,611
Royal Caribbean Cruises Ltd *	10,300	728
Starbucks Corp	49,266	5,030
Tapestry Inc	11,100	483
Target Corp	19,893	3,352
Tesla Inc *	116,029	23,868
TJX Cos Inc/The	49,842	3,818
Tractor Supply Co	4,594	1,072
Ulta Beauty Inc *	2,132	1,106
VF Corp	15,824	393
Victoria's Secret & Co *	1	—
Whirlpool Corp	2,500	345
Wynn Resorts Ltd *	4,800	520
Yum! Brands Inc	11,812	1,502

		153,077
Consumer Staples — 5.5%
Altria Group Inc	76,936	3,572
Archer-Daniels-Midland Co	23,807	1,895
Brown-Forman Corp, Cl B	8,725	566
Campbell Soup Co	9,700	509
Church & Dwight Co Inc	10,417	873
Clorox Co/The	5,700	886
Coca-Cola Co/The	168,288	10,015
Colgate-Palmolive Co	36,182	2,652
Conagra Brands Inc	22,500	819
Constellation Brands Inc, Cl A	6,807	1,523
Costco Wholesale Corp	19,151	9,272
Estee Lauder Cos Inc/The, Cl A	10,065	2,446
General Mills Inc	25,769	2,049
Hershey Co/The	6,155	1,467
Hormel Foods Corp	13,400	595
J M Smucker Co/The	4,982	737

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kellogg Co	11,800	$778
Keurig Dr Pepper Inc	35,467	1,225
Kimberly-Clark Corp	14,591	1,825
Kraft Heinz Co/The	33,266	1,295
Kroger Co/The	27,167	1,172
Lamb Weston Holdings Inc	6,900	694
McCormick & Co Inc/MD	11,600	862
Molson Coors Beverage Co, Cl B	8,800	468
Mondelez International Inc, Cl A	58,589	3,819
Monster Beverage Corp *	16,488	1,678
PepsiCo Inc	59,590	10,341
Philip Morris International Inc	66,542	6,474
Procter & Gamble Co/The	102,426	14,090
Sysco Corp	21,969	1,638
Tyson Foods Inc, Cl A	12,372	733
Walgreens Boots Alliance Inc	29,852	1,061
Walmart Inc	60,992	8,669

		96,698
Energy — 3.9%
APA Corp	15,300	587
Baker Hughes Co, Cl A	41,879	1,282
Chevron Corp	76,927	12,368
ConocoPhillips	53,469	5,526
Coterra Energy Inc, Cl A	33,681	841
Devon Energy Corp	27,444	1,480
Diamondback Energy Inc	8,000	1,125
EOG Resources Inc	25,465	2,878
EQT Corp	17,100	567
Exxon Mobil Corp	177,987	19,562
Halliburton Co	38,019	1,377
Hess Corp	11,647	1,569
Kinder Morgan Inc	82,884	1,414
Marathon Oil Corp	29,500	742
Marathon Petroleum Corp	20,281	2,507
Occidental Petroleum Corp	30,603	1,792
ONEOK Inc	18,666	1,222
Phillips 66	20,506	2,103
Pioneer Natural Resources Co	10,319	2,068
Schlumberger NV	61,438	3,269
Targa Resources Corp	10,500	778
Valero Energy Corp	16,751	2,207
Williams Cos Inc/The	51,105	1,538

		68,802
Financials — 9.7%
Aflac Inc	23,755	1,619
Allstate Corp/The	11,112	1,431
American Express Co	25,676	4,467
American International Group Inc	32,263	1,972
Ameriprise Financial Inc	4,463	1,530
Aon PLC, Cl A	8,945	2,720
Arch Capital Group Ltd *	15,347	1,074

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arthur J Gallagher & Co	8,857	$1,659
Assurant Inc	2,500	319
Bank of America Corp	301,763	10,350
Bank of New York Mellon Corp/The	30,858	1,570
Berkshire Hathaway Inc, Cl B *	77,878	23,767
BlackRock Inc, Cl A	6,476	4,465
Brown & Brown Inc	11,300	634
Capital One Financial Corp	16,055	1,751
Cboe Global Markets Inc	5,100	643
Charles Schwab Corp/The	65,498	5,104
Chubb Ltd	17,995	3,797
Cincinnati Financial Corp	7,300	881
Citigroup Inc	83,163	4,216
Citizens Financial Group Inc	20,365	850
CME Group Inc, Cl A	15,609	2,893
Comerica Inc	6,100	428
Discover Financial Services	11,418	1,279
Everest Re Group Ltd	1,800	691
Eversource Energy	14,508	1,093
FactSet Research Systems Inc	1,800	746
Fifth Third Bancorp	28,542	1,036
First Republic Bank/CA	7,601	935
Franklin Resources Inc	13,800	407
Globe Life Inc	4,200	511
Goldman Sachs Group Inc/The	14,688	5,165
Hartford Financial Services Group Inc/The	13,208	1,034
Huntington Bancshares Inc/OH	59,726	915
Intercontinental Exchange Inc	24,191	2,463
Invesco Ltd	21,400	378
JPMorgan Chase & Co	126,805	18,178
KeyCorp	39,854	729
Lincoln National Corp	7,200	228
Loews Corp	9,200	562
M&T Bank Corp	7,190	1,117
MarketAxess Holdings Inc	1,800	615
Marsh & McLennan Cos Inc	21,520	3,489
MetLife Inc	28,545	2,048
Moody's Corp	6,836	1,983
Morgan Stanley	56,522	5,454
MSCI Inc, Cl A	3,463	1,808
Nasdaq Inc	13,988	784
Northern Trust Corp	8,605	820
PNC Financial Services Group Inc/The	17,447	2,755
Principal Financial Group Inc	9,720	871
Progressive Corp/The	25,083	3,600
Prudential Financial Inc	15,439	1,544
Raymond James Financial Inc	8,008	869
Regions Financial Corp	38,682	902
S&P Global Inc	14,446	4,929
Signature Bank/New York NY	2,900	334
SVB Financial Group *	2,433	701
Synchrony Financial	20,911	747

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
T Rowe Price Group Inc	9,298	$1,044
Travelers Cos Inc/The	10,155	1,880
Truist Financial Corp	57,474	2,698
US Bancorp	58,567	2,795
W R Berkley Corp	9,550	632
Wells Fargo & Co	164,779	7,707
Willis Towers Watson PLC	4,502	1,055
Zions Bancorp NA	7,000	354

		168,025
Health Care — 11.9%
Abbott Laboratories	75,419	7,672
AbbVie Inc	76,457	11,767
Agilent Technologies Inc	12,856	1,825
Align Technology Inc *	3,013	933
AmerisourceBergen Corp, Cl A	7,361	1,145
Amgen Inc	22,874	5,299
Baxter International Inc	23,338	932
Becton Dickinson and Co	12,365	2,900
Biogen Inc *	6,050	1,633
Bio-Rad Laboratories Inc, Cl A *	963	460
Bio-Techne Corp	7,200	523
Boston Scientific Corp *	62,072	2,900
Bristol-Myers Squibb Co	91,226	6,291
Cardinal Health Inc	11,198	848
Catalent Inc *	8,400	573
Centene Corp *	24,584	1,682
Charles River Laboratories International Inc *	2,400	527
Cigna Corp/The	13,162	3,845
Cooper Cos Inc/The	2,300	752
CVS Health Corp	56,412	4,713
Danaher Corp	28,376	7,024
DaVita Inc *	2,600	214
Dentsply Sirona Inc	9,900	377
Dexcom Inc *	16,730	1,857
Edwards Lifesciences Corp *	26,836	2,159
Elevance Health Inc	10,243	4,811
Eli Lilly & Co	34,107	10,615
GE HealthCare Technologies *	15,134	1,150
Gilead Sciences Inc	53,843	4,336
HCA Healthcare Inc	9,145	2,226
Henry Schein Inc *	6,400	501
Hologic Inc *	10,312	821
Humana Inc	5,449	2,697
IDEXX Laboratories Inc *	3,578	1,693
Illumina Inc *	6,571	1,309
Incyte Corp *	8,500	654
Intuitive Surgical Inc *	15,278	3,505
IQVIA Holdings Inc *	7,809	1,628
Johnson & Johnson	113,015	17,321
Laboratory Corp of America Holdings	3,665	877

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McKesson Corp	6,177	$2,161
Medtronic PLC	57,035	4,722
Merck & Co Inc	109,644	11,648
Mettler-Toledo International Inc *	1,000	1,434
Moderna Inc *	14,338	1,990
Molina Healthcare Inc *	2,700	743
Organon & Co	11,590	284
PerkinElmer Inc	5,900	735
Pfizer Inc	242,740	9,848
Quest Diagnostics Inc	5,300	733
Regeneron Pharmaceuticals Inc *	4,636	3,525
ResMed Inc	6,123	1,304
STERIS PLC	4,113	773
Stryker Corp	14,479	3,806
Teleflex Inc	2,200	524
Thermo Fisher Scientific Inc	17,004	9,212
UnitedHealth Group Inc	40,357	19,208
Universal Health Services Inc, Cl B	3,000	401
Vertex Pharmaceuticals Inc *	11,166	3,241
Viatris Inc, Cl W	55,874	637
Waters Corp *	2,451	762
West Pharmaceutical Services Inc	3,054	968
Zimmer Biomet Holdings Inc	8,738	1,082
Zoetis Inc, Cl A	20,030	3,345

		206,081
Industrials — 7.0%
3M Co	23,956	2,581
A O Smith Corp	5,900	387
Alaska Air Group Inc *	6,300	301
Allegion plc	4,033	455
American Airlines Group Inc *	29,800	476
AMETEK Inc	9,609	1,360
Boeing Co/The *	23,996	4,836
Carrier Global Corp	35,078	1,580
Caterpillar Inc	22,315	5,346
CH Robinson Worldwide Inc	5,400	540
Cintas Corp	3,621	1,588
Copart Inc *	17,886	1,260
CoStar Group Inc *	16,990	1,200
CSX Corp	91,083	2,777
Cummins Inc	5,906	1,436
Deere & Co	11,762	4,931
Delta Air Lines Inc *	26,646	1,022
Dover Corp	5,806	870
Eaton Corp PLC	17,216	3,011
Emerson Electric Co	25,619	2,119
Equifax Inc	5,090	1,031
Expeditors International of Washington Inc	6,538	684
Fastenal Co	23,911	1,233
FedEx Corp	10,388	2,111
Fortive Corp	14,688	979

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Generac Holdings Inc *	3,000	$360
General Dynamics Corp	9,791	2,231
General Electric Co	46,920	3,975
Honeywell International Inc	28,877	5,529
Howmet Aerospace Inc	15,729	663
Huntington Ingalls Industries Inc	1,900	409
IDEX Corp	3,500	787
Illinois Tool Works Inc	12,118	2,825
Ingersoll Rand Inc	16,783	975
Jacobs Solutions Inc	6,000	717
JB Hunt Transport Services Inc	3,900	705
Johnson Controls International plc	29,872	1,874
L3Harris Technologies Inc	8,296	1,752
Leidos Holdings Inc	6,400	621
Lockheed Martin Corp	10,003	4,744
Masco Corp	10,600	556
Nordson Corp	2,600	571
Norfolk Southern Corp	10,069	2,264
Northrop Grumman Corp	6,217	2,885
Old Dominion Freight Line Inc	3,788	1,285
Otis Worldwide Corp	17,445	1,476
PACCAR Inc	22,687	1,638
Parker-Hannifin Corp	5,603	1,971
Pentair PLC	7,946	444
Quanta Services Inc	5,914	955
Raytheon Technologies Corp	63,106	6,190
Republic Services Inc, Cl A	8,543	1,101
Robert Half International Inc	5,000	403
Rockwell Automation Inc	4,805	1,417
Rollins Inc	10,825	381
Snap-on Inc	2,500	622
Southwest Airlines Co	24,530	824
Stanley Black & Decker Inc	6,900	591
Textron Inc	9,900	718
Trane Technologies PLC	9,979	1,846
TransDigm Group Inc	2,168	1,613
Union Pacific Corp	26,422	5,477
United Airlines Holdings Inc *	13,965	726
United Parcel Service Inc, Cl B	31,322	5,716
United Rentals Inc	2,896	1,357
Verisk Analytics Inc, Cl A	6,516	1,115
Waste Management Inc	16,167	2,421
Westinghouse Air Brake Technologies Corp	7,486	781
WW Grainger Inc	1,877	1,255
Xylem Inc/NY	8,300	852

		121,732
Information Technology — 22.4%
Accenture PLC, Cl A	27,216	7,227
Adobe Inc *	19,984	6,474
Advanced Micro Devices Inc *	69,133	5,432
Akamai Technologies Inc *	7,400	537

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amphenol Corp, Cl A	25,761	$1,997
Analog Devices Inc	22,110	4,057
ANSYS Inc *	3,721	1,130
Apple Inc	646,156	95,250
Applied Materials Inc	36,903	4,286
Arista Networks Inc *	10,361	1,437
Autodesk Inc *	9,392	1,866
Automatic Data Processing Inc	17,792	3,911
Broadcom Inc	17,554	10,432
Broadridge Financial Solutions Inc	5,500	774
Cadence Design Systems Inc *	11,863	2,289
CDW Corp/DE	5,641	1,142
Ceridian HCM Holding Inc *	6,500	474
Cisco Systems Inc	177,592	8,599
Cognizant Technology Solutions Corp, Cl A	21,518	1,348
Corning Inc	31,688	1,076
DXC Technology Co *	10,738	298
Enphase Energy Inc *	5,668	1,193
EPAM Systems Inc *	2,377	731
F5 Inc *	2,900	415
Fidelity National Information Services Inc	24,956	1,581
First Solar Inc *	4,235	716
Fiserv Inc *	27,479	3,163
FleetCor Technologies Inc *	3,500	752
Fortinet Inc *	28,098	1,670
Gartner Inc *	3,293	1,079
Gen Digital Inc	27,300	533
Global Payments Inc	11,291	1,267
Hewlett Packard Enterprise Co	53,175	830
HP Inc	36,836	1,087
Intel Corp	177,163	4,417
International Business Machines Corp	38,808	5,018
Intuit Inc	12,073	4,916
Jack Henry & Associates Inc	3,500	575
Juniper Networks Inc	15,500	477
Keysight Technologies Inc *	7,479	1,196
KLA Corp	6,182	2,345
Lam Research Corp	5,870	2,853
Mastercard Inc, Cl A	36,687	13,035
Microchip Technology Inc	23,854	1,933
Micron Technology Inc	47,062	2,721
Microsoft Corp	322,160	80,353
Monolithic Power Systems Inc	1,848	895
Motorola Solutions Inc	7,230	1,900
NetApp Inc	10,300	665
NVIDIA Corp	107,647	24,991
NXP Semiconductors NV	11,217	2,002
ON Semiconductor Corp *	18,130	1,403
Oracle Corp	65,919	5,761
Paychex Inc	13,447	1,485
Paycom Software Inc *	2,300	665
PayPal Holdings Inc *	49,333	3,631

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTC Inc *	4,900	$614
Qorvo Inc *	4,800	484
QUALCOMM Inc	48,068	5,938
Roper Technologies Inc	4,563	1,963
salesforce.com *	43,254	7,077
Seagate Technology Holdings PLC	9,100	587
ServiceNow Inc *	8,767	3,789
Skyworks Solutions Inc	6,854	765
SolarEdge Technologies Inc *	2,600	827
Synopsys Inc *	6,653	2,420
TE Connectivity Ltd	13,368	1,702
Teledyne Technologies Inc *	2,002	861
Teradyne Inc	7,300	738
Texas Instruments Inc	39,307	6,739
Trimble Inc *	11,600	604
Tyler Technologies Inc *	1,900	610
VeriSign Inc *	3,940	776
Visa Inc, Cl A	70,724	15,555
Western Digital Corp *	15,103	581
Zebra Technologies Corp, Cl A *	2,400	721

		391,641
Materials — 2.3%
Air Products and Chemicals Inc	9,574	2,738
Albemarle Corp	4,896	1,245
Amcor PLC	63,607	709
Avery Dennison Corp	3,800	692
Ball Corp	14,700	826
Celanese Corp, Cl A	4,700	546
CF Industries Holdings Inc	8,046	691
Corteva Inc	30,959	1,928
Dow Inc	29,573	1,692
DuPont de Nemours Inc	20,839	1,522
Eastman Chemical Co	5,700	486
Ecolab Inc	10,787	1,719
FMC Corp	5,900	762
Freeport-McMoRan Inc, Cl B	61,885	2,535
International Flavors & Fragrances Inc	10,573	985
International Paper Co	17,000	619
Linde PLC	21,233	7,397
LyondellBasell Industries NV, Cl A	10,555	1,013
Martin Marietta Materials Inc	2,570	925
Mosaic Co/The	13,963	743
Newmont Corp	33,297	1,452
Nucor Corp	11,082	1,856
Packaging Corp of America	4,400	602
PPG Industries Inc	9,815	1,296
Sealed Air Corp	7,000	340
Sherwin-Williams Co/The	10,249	2,269
Steel Dynamics Inc	7,125	899
Vulcan Materials Co	5,521	999

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Westrock Co	12,341	$387

		39,873
Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	6,203	929
American Tower Corp, Cl A ‡	19,956	3,951
AvalonBay Communities Inc ‡	5,815	1,003
Boston Properties Inc ‡	6,600	432
Camden Property Trust ‡	5,000	574
CBRE Group Inc, Cl A *	13,165	1,121
Crown Castle Inc ‡	18,794	2,457
Digital Realty Trust Inc ‡	12,022	1,253
Equinix Inc ‡	4,014	2,763
Equity Residential ‡	14,529	908
Essex Property Trust Inc ‡	2,766	631
Extra Space Storage Inc ‡	5,545	913
Federal Realty Investment Trust ‡	3,300	352
Healthpeak Properties Inc ‡	25,300	609
Host Hotels & Resorts Inc ‡	34,185	574
Invitation Homes Inc ‡	26,800	838
Iron Mountain Inc ‡	13,571	716
Kimco Realty Corp ‡	29,000	598
Mid-America Apartment Communities Inc ‡	4,763	762
Prologis Inc ‡	39,608	4,888
Public Storage ‡	6,856	2,050
Realty Income Corp ‡	27,253	1,743
Regency Centers Corp ‡	7,200	453
SBA Communications Corp, Cl A ‡	4,512	1,170
Simon Property Group Inc ‡	14,233	1,738
UDR Inc ‡	14,600	625
Ventas Inc ‡	16,500	803
VICI Properties, Cl A ‡	40,296	1,351
Welltower Inc ‡	19,793	1,467
Weyerhaeuser Co ‡	30,578	956

		38,628
Utilities — 2.3%
AES Corp/The	31,300	772
Alliant Energy Corp	11,800	605
Ameren Corp	10,696	885
American Electric Power Co Inc	22,324	1,964
American Water Works Co Inc	7,572	1,063
Atmos Energy Corp	5,722	645
CenterPoint Energy Inc	26,892	748
CMS Energy Corp	13,600	802
Consolidated Edison Inc	14,837	1,326
Constellation Energy Corp	13,626	1,020
Dominion Energy Inc	36,094	2,008
DTE Energy Co	8,017	880
Duke Energy Corp	33,300	3,139
Edison International	15,871	1,051
Entergy Corp	8,411	865
Evergy Inc	10,999	647

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelon Corp	43,126	$1,742
FirstEnergy Corp	22,464	888
NextEra Energy Inc	85,998	6,108
NiSource Inc	19,500	535
NRG Energy Inc	11,000	361
PG&E Corp *	66,898	1,045
Pinnacle West Capital Corp	5,200	383
PPL Corp	30,418	823
Public Service Enterprise Group Inc	20,827	1,259
Sempra Energy	13,638	2,045
Southern Co/The	47,167	2,974
WEC Energy Group Inc	13,155	1,166
Xcel Energy Inc	22,946	1,482

		39,231
Total Common Stock
(Cost $544,011) ($ Thousands)		1,434,108

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	29,895,658	29,896

Total Cash Equivalent
(Cost $29,896) ($ Thousands)		29,896

Total Investments in Securities — 84.0%
(Cost $573,907) ($ Thousands)		$1,464,004

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,359	Mar-2023	$275,589	$270,135	$(5,454)
S&P 500 Index E-MINI	164	Mar-2023	32,189	32,599	410
			$307,778	$302,734	$(5,044)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2023, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
2.659%^	UNITED STATES CONSUMER PRICE INDEX (CPI)	Annually	02/27/2033	USD	269,000	$(693)	$–	$(693)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Dynamic Asset Allocation Fund (Concluded)

A list of OTC swap agreements held by the Fund at February 28, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	PAYB +BCOMTR/0.10%	0.10%	INDEX RETURN	Quarterly	03/10/2023	USD	118,721	$(5,926)	$–	$(5,926)
Goldman Sachs^	GSINFCI1M23 05/30/23	NEGATIVE INDEX RETURN	POSITIVE INDEX RETURN	Quarterly	05/30/2023	USD	125,415	443	–	443
								$(5,483)	$–	$(5,483)

Percentages are based on Net Assets of $1,742,640 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security.
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of February 28, 2023.

The following is a summary of the Fund’s transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$—	$116,855	($86,959)	$—	$—	$29,896	$410	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 62.1%
U.S. Treasury Bills ^ (A)
4.653%, 04/18/2023	$7,000	$6,957
4.599%, 04/11/2023	8,000	7,958
4.590%, 04/25/2023	13,000	12,908
4.557%, 04/04/2023	12,000	11,948
4.461%, 03/21/2023	12,000	11,970
4.403%, 03/07/2023	8,500	8,494
4.395%, 03/14/2023	7,000	6,989
3.299%, 08/10/2023	400	391
3.120%, 06/15/2023	400	394
U.S. Treasury Inflation-Protected Securities
0.375%, 07/15/2027 (G)	148,816	140,848
0.125%, 07/15/2024	159,870	156,436
0.125%, 07/15/2026	81,105	76,883
U.S. Treasury Notes ^
5.008%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/2025 (B)	8,700	8,709
4.948%, US Treasury 3 Month Bill Money Market Yield + 0.140%, 10/31/2024 (B)	1,600	1,601
4.845%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/2024 (B)	4,000	3,999
4.842%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023 (B)	12,800	12,803
4.837%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 (B)	6,500	6,498
4.793%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (B)	6,700	6,699
4.625%, 02/28/2025	700	698
4.000%, 02/15/2026	1,200	1,183
3.250%, 08/31/2024	400	390
0.125%, 04/30/2023	300	298

Total U.S. Treasury Obligations
(Cost $486,922) ($ Thousands)		485,054

	Shares
COMMON STOCK — 29.1%

Communication Services — 2.4%
Activision Blizzard Inc	7,203	549
Alphabet Inc, Cl A *	29,004	2,612
Alphabet Inc, Cl C *	25,833	2,333
AMC Entertainment Holdings Inc, Cl A	6,300	45
AT&T Inc (H)	120,275	2,274
Cogent Communications Holdings Inc	619	40
Electronic Arts Inc	2,785	309

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Frontier Communications Parent Inc *	3,975	$109
IAC Inc *	186	10
Iridium Communications Inc	2,020	124
Liberty Latin America Ltd, Cl C *	2,323	20
Liberty Media Corp-Liberty Formula One, Cl C *	1,298	88
Live Nation Entertainment Inc *	1,403	101
Lumen Technologies Inc	18,278	62
Madison Square Garden Entertainment Corp *	500	30
Madison Square Garden Sports Corp, Cl A	200	38
Marcus Corp/The	1,700	27
Match Group Inc *	1,465	61
Meta Platforms Inc, Cl A *	10,862	1,900
Netflix Inc *	3,697	1,191
Pinterest Inc, Cl A *	3,407	86
ROBLOX Corp, Cl A *	3,680	135
Roku Inc, Cl A *	962	62
Spotify Technology SA *	1,234	143
Take-Two Interactive Software Inc *	1,468	161
T-Mobile US Inc *	9,833	1,398
Verizon Communications Inc	68,921	2,675
Walt Disney Co/The *	15,436	1,538
Warner Bros Discovery Inc (H) *	20,493	320
World Wrestling Entertainment Inc, Cl A	400	34
ZoomInfo Technologies Inc, Cl A *	908	22

		18,497
Consumer Staples — 7.5%
Albertsons Cos Inc, Cl A	3,536	70
Altria Group Inc (H)	43,879	2,037
Andersons Inc/The	800	37
Archer-Daniels-Midland Co	13,691	1,090
B&G Foods Inc, Cl A	1,800	23
Beauty Health Co/The *	2,245	28
BellRing Brands Inc *	3,991	123
Beyond Meat Inc *	1,700	30
BJ's Wholesale Club Holdings Inc *	2,963	213
Boston Beer Co Inc/The, Cl A *	205	66
Brown-Forman Corp, Cl A	929	60
Brown-Forman Corp, Cl B	3,706	240
Bunge Ltd	3,268	312
Cal-Maine Foods Inc	950	54
Campbell Soup Co	4,947	260
Casey's General Stores Inc	613	128
Celsius Holdings Inc *	1,179	107
Central Garden & Pet Co, Cl A *	900	35
Chefs' Warehouse Inc/The *	1,456	47
Church & Dwight Co Inc	5,439	456
Clorox Co/The	3,165	492
Coca-Cola Co/The (H)	95,785	5,700
Coca-Cola Consolidated Inc	137	76

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colgate-Palmolive Co	20,297	$1,488
Conagra Brands Inc	11,648	424
Constellation Brands Inc, Cl A	3,671	821
Costco Wholesale Corp (H)	10,814	5,236
Coty Inc, Cl A *	8,652	98
Darling Ingredients Inc *	3,931	249
Edgewell Personal Care Co	1,067	46
elf Beauty Inc *	1,326	99
Energizer Holdings Inc	1,130	41
Estee Lauder Cos Inc/The, Cl A	5,604	1,362
Flowers Foods Inc	4,029	112
Freshpet Inc *	996	62
General Mills Inc	14,386	1,144
Grocery Outlet Holding Corp *	1,616	44
Hain Celestial Group Inc/The *	1,783	32
Herbalife Nutrition Ltd *	1,938	38
Hershey Co/The	3,581	853
Hormel Foods Corp	7,038	312
Hostess Brands Inc, Cl A *	3,021	75
Ingles Markets Inc, Cl A	553	49
Ingredion Inc	1,677	167
Inter Parfums Inc	352	42
J & J Snack Foods Corp	306	43
J M Smucker Co/The	2,312	342
Kellogg Co	6,446	425
Keurig Dr Pepper Inc	20,823	719
Kimberly-Clark Corp	7,561	945
Kraft Heinz Co/The	17,016	663
Kroger Co/The	15,304	660
Lamb Weston Holdings Inc	3,359	338
Lancaster Colony Corp	419	80
McCormick & Co Inc/MD	5,868	436
Medifast Inc	213	24
MGP Ingredients Inc	181	18
Molson Coors Beverage Co, Cl B	3,563	190
Mondelez International Inc, Cl A	33,371	2,175
Monster Beverage Corp *	9,186	935
Nu Skin Enterprises Inc, Cl A	1,100	44
Olaplex Holdings Inc *	3,800	19
PepsiCo Inc (H)	33,916	5,885
Performance Food Group Co *	3,608	204
Philip Morris International Inc (H)	38,038	3,701
Pilgrim's Pride Corp *	994	23
Post Holdings Inc *	1,500	135
PriceSmart Inc	500	35
Primo Water Corp	3,411	53
Procter & Gamble Co/The (H)	57,942	7,971
Simply Good Foods Co/The *	1,833	70
SpartanNash Co	1,357	36
Spectrum Brands Holdings Inc	1,024	66
Sprouts Farmers Market Inc *	2,443	74
SunOpta Inc *	5,221	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sysco Corp	12,752	$951
TreeHouse Foods Inc *	977	48
Tyson Foods Inc, Cl A (H)	7,041	417
United Natural Foods Inc *	1,367	56
Universal Corp/VA	922	47
US Foods Holding Corp *	4,639	174
Utz Brands Inc	3,426	56
Vector Group Ltd	1,864	25
Walgreens Boots Alliance Inc	17,550	624
Walmart Inc (H)	34,392	4,888
WD-40 Co	232	40
Weis Markets Inc	522	40

		58,193
Energy — 7.1%
Antero Midstream Corp	10,579	111
Antero Resources Corp *	7,830	205
APA Corp	9,355	359
Arch Resources Inc	400	63
Archrock Inc	5,501	61
Ardmore Shipping Corp	1,600	29
Baker Hughes Co, Cl A	27,576	844
Borr Drilling Ltd *	5,614	41
Bristow Group Inc *	1,355	37
Cactus Inc, Cl A	1,900	87
California Resources Corp	979	41
Callon Petroleum Co *	1,538	60
ChampionX Corp	5,933	181
Cheniere Energy Inc	7,266	1,143
Chesapeake Energy Corp	3,599	291
Chevron Corp (H)	57,310	9,214
Chord Energy Corp	1,295	174
Civitas Resources Inc	2,131	150
Clean Energy Fuels Corp *	5,593	31
CNX Resources Corp *	6,287	96
Comstock Resources Inc	2,621	32
ConocoPhillips (H)	36,601	3,783
CONSOL Energy Inc	1,016	56
Coterra Energy Inc, Cl A	24,165	603
Delek US Holdings Inc	1,248	31
Denbury Inc *	1,638	137
Devon Energy Corp	19,175	1,034
DHT Holdings Inc	4,000	46
Diamond Offshore Drilling Inc *	3,688	44
Diamondback Energy Inc	5,261	740
Dorian LPG Ltd	1,200	26
Dril-Quip Inc *	1,143	39
DT Midstream Inc	3,290	165
Energy Fuels Inc/Canada *	5,100	34
Enviva Inc	1,000	44
EOG Resources Inc	17,448	1,972
EQT Corp	11,195	371

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equitrans Midstream Corp	11,193	$67
Expro Group Holdings NV *	2,634	60
Exxon Mobil Corp (H)	119,714	13,158
FLEX LNG Ltd	1,419	49
Frontline PLC	4,009	76
Gevo Inc *	12,900	24
Golar LNG Ltd *	2,768	63
Green Plains Inc *	1,700	59
Gulfport Energy Corp *	543	36
Halliburton Co	26,236	950
Helix Energy Solutions Group Inc *	4,080	34
Helmerich & Payne Inc	3,245	137
Hess Corp	8,516	1,147
HF Sinclair Corp	3,592	179
International Seaways Inc	1,457	75
Kinder Morgan Inc	59,232	1,010
Kosmos Energy Ltd *	14,396	113
Liberty Energy Inc, Cl A	3,821	58
Magnolia Oil & Gas Corp, Cl A	4,630	101
Marathon Oil Corp	19,343	486
Marathon Petroleum Corp (H)	14,116	1,745
Matador Resources Co	3,358	181
Murphy Oil Corp	4,013	157
Nabors Industries Ltd *	172	26
New Fortress Energy Inc, Cl A	1,357	45
NexTier Oilfield Solutions Inc *	3,615	33
Noble Corp PLC *	2,303	96
Nordic American Tankers Ltd	8,200	36
Northern Oil and Gas Inc	1,899	59
NOV Inc	11,150	244
Occidental Petroleum Corp	23,616	1,383
Oceaneering International Inc *	3,233	68
Oil States International Inc *	2,800	26
ONEOK Inc	13,278	869
Ovintiv Inc	7,685	329
Par Pacific Holdings Inc *	1,041	29
Patterson-UTI Energy Inc	6,217	85
PBF Energy Inc, Cl A	2,695	118
PDC Energy Inc	2,698	181
Peabody Energy Corp *	3,446	94
Permian Resources Corp, Cl A	3,888	42
Phillips 66	14,416	1,478
Pioneer Natural Resources Co	7,159	1,435
Range Resources Corp	7,125	192
REX American Resources Corp *	900	30
SandRidge Energy Inc. *	772	11
Schlumberger NV	41,770	2,223
Scorpio Tankers Inc	1,423	86
SFL Corp Ltd	3,500	36
SM Energy Co	2,975	88
Southwestern Energy Co *	32,412	172
Talos Energy Inc *	1,037	18

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Targa Resources Corp	6,759	$501
Teekay Tankers Ltd, Cl A *	800	36
Tellurian Inc *	13,838	21
Texas Pacific Land Corp	168	299
Tidewater Inc *	1,579	77
Uranium Energy Corp *	11,649	43
US Silica Holdings Inc *	2,500	30
Valaris Ltd *	1,789	120
Valero Energy Corp (H)	11,603	1,528
Vital Energy Inc *	432	22
Weatherford International PLC *	1,795	120
Williams Cos Inc/The	35,896	1,080
World Fuel Services Corp	1,271	35

		55,784
Financials — 0.0%
Eversource Energy	3,210	242

Health Care — 5.7%
10X Genomics Inc, Cl A *	968	46
Abbott Laboratories	14,394	1,464
AbbVie Inc	15,321	2,358
AbCellera Biologics Inc *	4,177	35
Acadia Healthcare Co Inc *	944	68
ACADIA Pharmaceuticals Inc *	2,720	56
Agilent Technologies Inc	2,445	347
agilon health Inc *	2,312	49
Agios Pharmaceuticals Inc *	764	19
Align Technology Inc *	609	189
Alkermes PLC *	2,180	58
Alnylam Pharmaceuticals Inc *	1,138	218
Amedisys Inc *	53	5
AmerisourceBergen Corp, Cl A	1,263	196
Amgen Inc (H)	4,503	1,043
Amicus Therapeutics Inc *	1,239	16
AMN Healthcare Services Inc *	343	31
Apellis Pharmaceuticals Inc *	1,086	71
Arrowhead Pharmaceuticals Inc *	811	26
Arvinas Inc *	853	26
Avantor Inc *	5,356	131
Axonics Inc *	828	50
Axsome Therapeutics Inc *	300	21
Azenta Inc *	700	31
Baxter International Inc (H)	4,168	167
Beam Therapeutics Inc *	677	27
Becton Dickinson and Co	2,381	559
BioCryst Pharmaceuticals Inc *	3,704	33
Biogen Inc *	1,187	320
Biohaven Ltd *	1,300	20
BioMarin Pharmaceutical Inc *	1,545	154
Bio-Rad Laboratories Inc, Cl A *	161	77
Bio-Techne Corp	1,096	80

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blueprint Medicines Corp *	413	$18
Boston Scientific Corp *	11,760	549
Bristol-Myers Squibb Co	18,246	1,258
Bruker Corp	883	61
Cardinal Health Inc	2,037	154
Catalent Inc *	1,412	96
Centene Corp *	4,568	312
Certara Inc *	1,300	24
Charles River Laboratories International Inc *	416	91
Chinook Therapeutics Inc *	800	17
Cigna Corp/The	2,574	752
CONMED Corp	356	34
Cooper Cos Inc/The	299	98
CorVel Corp *	175	32
Crinetics Pharmaceuticals Inc *	1,300	26
Cullinan Oncology Inc *	3,100	35
CVS Health Corp	10,660	891
Cytokinetics Inc *	1,086	47
Danaher Corp	5,189	1,284
DaVita Inc *	552	45
Denali Therapeutics Inc *	1,052	29
Dentsply Sirona Inc	1,515	58
Dexcom Inc *	3,091	343
Doximity Inc, Cl A *	1,357	46
Edwards Lifesciences Corp *	5,077	408
Elanco Animal Health Inc *	3,399	39
Elevance Health Inc	2,047	961
Eli Lilly & Co	7,125	2,217
Embecta Corp	900	29
Enanta Pharmaceuticals Inc *	437	21
Encompass Health Corp	799	45
Enovis Corp *	700	40
Ensign Group Inc/The	316	28
Envista Holdings Corp *	1,448	56
Exact Sciences Corp *	1,518	95
Exelixis Inc *	1,930	33
Fate Therapeutics Inc *	2,396	15
FibroGen Inc *	1,400	31
GE HealthCare Technologies *	3,300	251
Gilead Sciences Inc (H)	10,088	812
Globus Medical Inc, Cl A *	724	42
Guardant Health Inc *	1,100	34
Haemonetics Corp *	512	40
Halozyme Therapeutics Inc *	1,114	54
HCA Healthcare Inc	1,745	425
HealthEquity Inc *	437	29
Henry Schein Inc *	947	74
Hologic Inc *	1,936	154
Horizon Therapeutics Plc *	1,968	216
Humana Inc	1,095	542
ICU Medical Inc *	114	19

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IDEXX Laboratories Inc *	692	$328
Illumina Inc *	1,296	258
Inari Medical Inc *	452	25
Incyte Corp *	1,498	115
Insmed Inc *	1,062	22
Inspire Medical Systems Inc *	181	47
Insulet Corp *	555	153
Integra LifeSciences Holdings Corp *	591	33
Intellia Therapeutics Inc *	1,130	45
Intra-Cellular Therapies Inc *	996	49
Intuitive Surgical Inc *	3,058	702
Ionis Pharmaceuticals Inc *	926	33
IQVIA Holdings Inc *	1,548	323
iRhythm Technologies Inc *	284	33
IVERIC bio Inc *	1,172	24
Jazz Pharmaceuticals PLC *	495	70
Johnson & Johnson (H)	22,213	3,404
Karuna Therapeutics Inc *	172	34
Laboratory Corp of America Holdings	652	156
Lantheus Holdings Inc *	814	60
LivaNova PLC *	478	23
Madrigal Pharmaceuticals Inc *	81	22
Masimo Corp *	388	65
McKesson Corp	1,155	404
Medpace Holdings Inc *	271	53
Medtronic PLC	10,743	890
Merck & Co Inc	21,254	2,258
Merit Medical Systems Inc *	445	31
Mettler-Toledo International Inc *	170	244
Mirati Therapeutics Inc *	453	21
Moderna Inc *	2,928	406
Molina Healthcare Inc *	424	117
Natera Inc *	490	24
National HealthCare Corp	634	35
Neogen Corp *	2,077	37
Neurocrine Biosciences Inc *	797	82
Novocure Ltd *	734	57
Oak Street Health Inc *	1,588	56
Omnicell Inc *	500	27
Option Care Health Inc *	1,900	58
Organon & Co	1,777	44
Owens & Minor Inc *	1,200	18
Pacific Biosciences of California Inc *	2,500	23
Pacira BioSciences Inc *	616	26
Penumbra Inc *	256	67
PerkinElmer Inc	822	102
Perrigo Co PLC	959	36
Pfizer Inc	47,250	1,917
Prestige Consumer Healthcare Inc *	205	12
Progyny Inc *	791	30
Prometheus Biosciences Inc *	453	55
Prothena Corp PLC *	415	23

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTC Therapeutics Inc *	616	$27
QIAGEN NV *	2,255	104
Quest Diagnostics Inc	734	102
QuidelOrtho Corp *	500	44
R1 RCM Inc *	1,720	24
Regeneron Pharmaceuticals Inc *	852	648
Repligen Corp *	391	68
ResMed Inc	1,054	225
Revance Therapeutics Inc *	1,010	35
REVOLUTION Medicines Inc *	1,049	28
Royalty Pharma PLC, Cl A	2,878	103
Sage Therapeutics Inc *	727	30
Sarepta Therapeutics Inc *	640	78
Seagen Inc *	996	179
Shockwave Medical Inc *	462	88
Signify Health Inc, Cl A *	830	24
Silk Road Medical Inc *	5	—
Sotera Health Co *	1,400	23
STAAR Surgical Co *	583	32
STERIS PLC	784	147
Stryker Corp	2,870	755
Syneos Health Inc, Cl A *	930	37
Tandem Diabetes Care Inc *	742	27
Teladoc Health Inc *	1,172	31
Teleflex Inc	451	107
Tenet Healthcare Corp *	904	53
TG Therapeutics Inc *	1,700	27
Thermo Fisher Scientific Inc	3,145	1,704
Travere Therapeutics Inc *	1,200	27
Twist Bioscience Corp *	1,022	20
Ultragenyx Pharmaceutical Inc *	600	27
United Therapeutics Corp *	336	83
UnitedHealth Group Inc (H)	7,732	3,680
Universal Health Services Inc, Cl B	474	63
Vaxcyte Inc *	851	35
Veeva Systems Inc, Cl A *	1,096	182
Vertex Pharmaceuticals Inc *	2,106	611
Viatris Inc, Cl W	8,446	96
Vir Biotechnology Inc *	800	18
Waters Corp *	524	163
West Pharmaceutical Services Inc	584	185
Xencor Inc *	1,272	41
Zimmer Biomet Holdings Inc	1,915	237
Zoetis Inc, Cl A	3,810	636

		45,032
Information Technology — 2.0%
Accenture PLC, Cl A	2,010	534
Adobe Inc *	1,562	506
Akamai Technologies Inc *	500	36
Amdocs Ltd	815	75
ANSYS Inc *	304	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aspen Technology Inc *	163	$35
Atlassian Corp Ltd, Cl A *	382	63
Autodesk Inc *	767	152
Automatic Data Processing Inc	1,391	306
Bentley Systems Inc, Cl B	68	3
BILL Holdings Inc *	474	40
Block Inc, Cl A *	1,690	130
Broadridge Financial Solutions Inc	271	38
Cadence Design Systems Inc *	841	162
Ceridian HCM Holding Inc *	500	36
Cloudflare Inc, Cl A *	907	54
Cognizant Technology Solutions Corp, Cl A	1,473	92
Coupa Software Inc *	300	24
Crowdstrike Holdings Inc, Cl A *	838	101
Datadog Inc, Cl A *	1,116	85
DocuSign Inc, Cl A *	369	23
Dropbox Inc, Cl A *	81	2
DXC Technology Co *	900	25
Dynatrace Inc *	801	34
EPAM Systems Inc *	239	74
Fair Isaac Corp *	91	62
Fidelity National Information Services Inc	1,775	112
Fiserv Inc *	1,498	172
Five9 Inc *	300	20
FleetCor Technologies Inc *	200	43
Fortinet Inc *	1,871	111
Gartner Inc *	214	70
Gen Digital Inc	1,216	24
Global Payments Inc	807	91
GoDaddy Inc, Cl A *	453	34
Guidewire Software Inc *	350	25
HubSpot Inc *	139	54
International Business Machines Corp	2,445	316
Intuit Inc	992	404
Manhattan Associates Inc *	255	37
Mastercard Inc, Cl A	2,905	1,032
Microsoft Corp (H)	24,207	6,038
MongoDB Inc, Cl A *	288	60
Nutanix Inc, Cl A *	910	26
Okta Inc, Cl A *	724	52
Oracle Corp	5,326	465
Palantir Technologies Inc, Cl A *	7,452	58
Palo Alto Networks Inc *	1,058	199
Paychex Inc	649	72
Paycom Software Inc *	161	47
Paylocity Holding Corp *	183	35
PayPal Holdings Inc *	3,747	276
PTC Inc *	452	57
Roper Technologies Inc	362	156
Salesforce Inc *	3,262	534
ServiceNow Inc *	725	313
Snowflake Inc, Cl A *	1,095	169

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Splunk Inc *	430	$44
SS&C Technologies Holdings Inc	349	20
Synopsys Inc *	500	182
Twilio Inc, Cl A *	900	60
Tyler Technologies Inc *	90	29
Unity Software Inc *	782	24
VeriSign Inc *	190	37
Visa Inc, Cl A	5,639	1,240
VMware Inc, Cl A *	914	101
Workday Inc, Cl A *	615	114
Zoom Video Communications Inc, Cl A *	961	72
Zscaler Inc *	284	37

		15,846
Real Estate — 2.9%
Acadia Realty Trust ‡	2,216	32
Agree Realty Corp ‡	1,487	105
Alexander & Baldwin Inc ‡	1,857	35
Alexandria Real Estate Equities Inc ‡	2,905	435
American Assets Trust Inc ‡	1,095	28
American Homes 4 Rent, Cl A ‡	6,035	187
American Tower Corp, Cl A ‡	8,028	1,590
Americold Realty Trust Inc ‡	4,864	143
Apartment Income REIT ‡	3,330	126
Apartment Investment and Management Co, Cl A ‡	5,226	39
Apple Hospitality Inc ‡	5,566	92
AvalonBay Communities Inc ‡	2,468	426
Boston Properties Inc ‡	2,655	174
Brixmor Property Group Inc ‡	5,607	127
Broadstone Net Lease Inc, Cl A ‡	2,993	53
Camden Property Trust ‡	1,998	229
CareTrust Inc ‡	2,080	41
CBRE Group Inc, Cl A *	5,842	497
Centerspace ‡	243	15
Corporate Office Properties Trust ‡	1,439	37
Cousins Properties Inc ‡	2,291	56
Crown Castle Inc ‡	7,546	987
CubeSmart ‡	4,054	191
Cushman & Wakefield PLC *	3,241	42
DiamondRock Hospitality Co ‡	5,454	48
Digital Realty Trust Inc ‡	5,094	531
DigitalBridge Group Inc	1,992	24
Douglas Elliman Inc	6,000	25
Douglas Emmett Inc ‡	2,355	33
Easterly Government Properties Inc, Cl A ‡	2,018	30
EastGroup Properties Inc ‡	795	130
Elme Communities ‡	2,080	39
Empire State Realty Trust Inc, Cl A ‡	4,045	30
EPR Properties ‡	857	35
Equinix Inc ‡	1,620	1,115
Equity Commonwealth ‡	1,908	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Equity LifeStyle Properties Inc ‡	3,308	$227
Equity Residential ‡	6,768	423
Essential Properties Realty Trust Inc ‡	2,649	68
Essex Property Trust Inc ‡	1,207	275
Extra Space Storage Inc ‡	2,416	398
Federal Realty Investment Trust ‡	1,645	176
First Industrial Realty Trust Inc ‡	2,623	138
Forestar Group Inc *	2,300	33
Four Corners Property Trust Inc ‡	1,869	51
Gaming and Leisure Properties Inc ‡	4,491	242
Getty Realty Corp ‡	1,163	40
Global Net Lease Inc ‡	2,676	38
Healthcare Realty Trust Inc, Cl A ‡	5,931	116
Healthpeak Properties Inc ‡	9,869	237
Highwoods Properties Inc ‡	1,753	46
Host Hotels & Resorts Inc ‡	12,415	209
Howard Hughes Corp/The *	800	67
Hudson Pacific Properties Inc ‡	1,384	13
Independence Realty Trust Inc ‡	2,901	52
Innovative Industrial Properties Inc, Cl A ‡	457	40
InvenTrust Properties Corp ‡	1,996	48
Invitation Homes Inc ‡	10,815	338
Iron Mountain Inc ‡	5,362	283
JBG SMITH Properties ‡	1,684	29
Jones Lang LaSalle Inc *	595	104
Kilroy Realty Corp ‡	2,762	100
Kimco Realty Corp ‡	11,479	237
Kite Realty Group Trust ‡	3,774	82
Lamar Advertising Co, Cl A ‡	1,725	180
Life Storage Inc ‡	1,604	193
LTC Properties Inc ‡	1,086	39
LXP Industrial Trust, Cl B ‡	4,639	48
Macerich Co/The ‡	3,369	40
Medical Properties Trust Inc ‡	9,627	99
Mid-America Apartment Communities Inc ‡	2,193	351
National Health Investors Inc ‡	778	43
National Retail Properties Inc ‡	3,823	173
National Storage Affiliates Trust ‡	1,590	67
NETSTREIT Corp ‡	2,110	43
Office Properties Income Trust ‡	1,824	30
Omega Healthcare Investors Inc ‡	4,687	126
Opendoor Technologies Inc *	11,700	17
Outfront Media Inc ‡	2,281	40
Park Hotels & Resorts Inc ‡	3,715	51
Pebblebrook Hotel Trust ‡	2,391	34
Phillips Edison & Co Inc ‡	2,443	83
Physicians Realty Trust ‡	2,814	42
Piedmont Office Realty Trust Inc, Cl A ‡	3,163	29
PotlatchDeltic Corp ‡	1,023	47
Prologis Inc ‡	16,259	2,006
Public Storage ‡	2,738	819
Rayonier Inc ‡	2,476	83

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Realty Income Corp ‡	11,200	$716
Regency Centers Corp ‡	3,492	220
Retail Opportunity Investments Corp ‡	1,650	23
Rexford Industrial Realty Inc ‡	3,625	219
RLJ Lodging Trust ‡	3,700	42
Ryman Hospitality Properties Inc ‡	785	73
Sabra Health Care REIT Inc ‡	2,875	34
Saul Centers Inc ‡	762	30
SBA Communications Corp, Cl A ‡	1,944	504
Service Properties Trust ‡	4,266	47
Simon Property Group Inc ‡	5,806	709
SITE Centers Corp ‡	2,662	36
SL Green Realty Corp ‡	749	26
Spirit Realty Capital Inc ‡	2,318	95
St Joe Co/The	1,100	47
STAG Industrial Inc ‡	2,740	92
Sun Communities Inc ‡	2,230	319
Sunstone Hotel Investors Inc ‡	5,880	62
Tanger Factory Outlet Centers Inc ‡	2,801	53
Terreno Realty Corp ‡	1,763	110
UDR Inc ‡	5,974	256
Uniti Group Inc ‡	3,715	20
Urban Edge Properties ‡	2,487	38
Ventas Inc ‡	7,301	355
Veris Residential Inc *‡	1,237	20
VICI Properties Inc, Cl A ‡	17,809	597
Vornado Realty Trust ‡	2,456	49
Welltower Inc ‡	8,624	639
Weyerhaeuser Co ‡	13,383	418
WP Carey Inc ‡	3,684	299
Xenia Hotels & Resorts Inc ‡	1,875	26
Zillow Group Inc, Cl A *	996	41
Zillow Group Inc, Cl C *	2,922	123

		22,899
Utilities — 1.5%
AES Corp/The	6,290	155
ALLETE Inc	814	50
Alliant Energy Corp	2,901	149
Ameren Corp	2,488	206
American Electric Power Co Inc	5,478	482
American States Water Co	452	40
American Water Works Co Inc	1,717	241
Atmos Energy Corp	1,312	148
Avangrid Inc	995	39
Avista Corp	996	41
Black Hills Corp	814	50
Brookfield Infrastructure Corp, Cl A	1,293	56
Brookfield Renewable Corp, Cl A	1,086	30
California Water Service Group	1,012	58
CenterPoint Energy Inc	7,200	200
Clearway Energy Inc, Cl C	1,159	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CMS Energy Corp	2,765	$163
Consolidated Edison Inc	3,687	330
Constellation Energy Corp	3,223	241
Dominion Energy Inc	8,657	482
DTE Energy Co	2,113	232
Duke Energy Corp	7,827	738
Edison International	4,200	278
Entergy Corp	2,147	221
Essential Utilities Inc	2,959	127
Evergy Inc	1,942	114
Exelon Corp	10,376	419
FirstEnergy Corp	6,082	241
Hawaiian Electric Industries Inc	1,667	67
IDACORP Inc	436	45
MGE Energy Inc	736	52
National Fuel Gas Co	964	55
New Jersey Resources Corp	1,175	60
NextEra Energy Inc	20,874	1,483
NiSource Inc	3,364	92
Northwest Natural Holding Co	500	24
NorthWestern Corp	853	49
NRG Energy Inc	2,776	91
OGE Energy Corp	1,435	51
ONE Gas Inc	351	28
PG&E Corp *	17,849	279
Pinnacle West Capital Corp	1,364	101
PNM Resources Inc	558	27
Portland General Electric Co	926	44
PPL Corp	7,615	206
Public Service Enterprise Group Inc	5,622	340
Sempra Energy	3,465	520
SJW Group	724	55
Southern Co/The	11,500	725
Southwest Gas Holdings Inc	543	34
Spire Inc	634	45
Sunnova Energy International Inc *	1,300	23
UGI Corp	1,504	56
Vistra Corp	3,616	80
WEC Energy Group Inc	3,363	298
Xcel Energy Inc	5,757	372
York Water Co/The	600	26

		10,895
Total Common Stock
(Cost $142,498) ($ Thousands)		227,388

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 8.4%
Communication Services — 0.8%
Altice Financing
3.000%, 01/15/2028	EUR	226	$191
Altice France
3.375%, 01/15/2028		112	91
CCO Holdings LLC
4.750%, 02/01/2032 (C)		$489	396
4.500%, 08/15/2030 (C)		54	44
4.500%, 06/01/2033 (C)		189	147
DISH DBS
5.250%, 12/01/2026 (C)		920	770
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (C)		415	335
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	226	216
Magallanes
3.755%, 03/15/2027 (C)		$525	482
Prosus
3.680%, 01/21/2030 (C)		479	398
3.257%, 01/19/2027 (C)		262	233
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	226	212
Tencent Holdings MTN
3.240%, 06/03/2050 (C)		$412	265
Time Warner Cable LLC
4.500%, 09/15/2042		245	183
T-Mobile USA
3.375%, 04/15/2029		63	56
2.625%, 02/15/2029		107	91
2.550%, 02/15/2031		837	683
Weibo
3.375%, 07/08/2030		783	629

			5,422

Consumer Discretionary — 0.8%
Advance Auto Parts
3.900%, 04/15/2030		784	692
Alibaba Group Holding
2.125%, 02/09/2031		673	537
Amazon.com
4.550%, 12/01/2027		538	532
Caesars Entertainment
7.000%, 02/15/2030 (C)		219	221
Carnival
4.000%, 08/01/2028 (C)		527	446
Expedia Group
6.250%, 05/01/2025 (C)		24	24
Ford Motor
6.100%, 08/19/2032		369	344
Harley-Davidson Financial Services
3.050%, 02/14/2027 (C)		634	569

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Las Vegas Sands Corp
3.900%, 08/08/2029	$653	$569
MDC Holdings
6.000%, 01/15/2043	340	287
Nissan Motor
4.345%, 09/17/2027 (C)	1,034	943
Ross Stores
4.700%, 04/15/2027	946	923
Royal Caribbean Cruises
8.250%, 01/15/2029 (C)	203	210
Wynn Macau
5.625%, 08/26/2028 (C)	341	292

		6,589

Consumer Staples — 0.5%
Albertsons
3.500%, 03/15/2029 (C)	351	297
Altria Group
4.800%, 02/14/2029	160	154
3.400%, 05/06/2030	850	732
BAT Capital
4.906%, 04/02/2030	447	413
2.259%, 03/25/2028	1,268	1,062
Cargill
5.125%, 10/11/2032 (C)	210	211
Natura & Luxembourg Holdings Sarl
6.000%, 04/19/2029 (C)	319	267
Natura Cosmeticos
4.125%, 05/03/2028 (C)	271	210
Philip Morris International
5.625%, 11/17/2029	97	98
4.875%, 02/13/2026	594	587
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)	500	–

		4,031

Energy — 0.5%
BP Capital Markets America
2.939%, 06/04/2051	1,066	708
Continental Resources/Oklahoma
2.268%, 11/15/2026 (C)	960	837
EQT
5.700%, 04/01/2028	116	114
Oleoducto Central
4.000%, 07/14/2027 (C)	235	202
ONEOK
6.350%, 01/15/2031	124	127
6.100%, 11/15/2032	77	77
ONEOK Partners
6.125%, 02/01/2041	54	52
Tengizchevroil Finance International
3.250%, 08/15/2030 (C)	255	192

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
6.100%, 06/01/2040	$486	$492
Var Energi
8.000%, 11/15/2032 (C)	357	372
7.500%, 01/15/2028 (C)	276	285

		3,458

Financials — 3.6%
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/2026 (B)(C)	722	739
Aircastle
5.250%, 08/11/2025 (C)	432	421
4.250%, 06/15/2026	54	51
4.125%, 05/01/2024	172	168
2.850%, 01/26/2028 (C)	778	661
Alfa
5.250%, 03/25/2024 (C)	814	813
Australia & New Zealand Banking Group
4.829%, 02/03/2025 (C)	393	390
Aviation Capital Group LLC
5.500%, 12/15/2024 (C)	432	426
4.875%, 10/01/2025 (C)	175	167
4.375%, 01/30/2024 (C)	152	149
4.125%, 08/01/2025 (C)	6	6
3.500%, 11/01/2027 (C)	157	138
1.950%, 01/30/2026 (C)	406	359
1.950%, 09/20/2026 (C)	142	122
Banco de Credito del Peru S.A. MTN
3.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (B)(C)	728	659
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (B)	200	187
Bank of America
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (B)	1,043	919
Bank of America MTN
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (B)	773	739
Bank of Ireland Group
6.253%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.650%, 09/16/2026 (B)(C)	368	368
Bank of Nova Scotia
4.750%, 02/02/2026	390	384
Barclays PLC
7.385%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.300%, 11/02/2028 (B)	321	338

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BNP Paribas
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340%(B)(E)	$724	$567
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (B)(C)	687	554
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (B)	270	261
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (B)	447	420
CDBL Funding 1 MTN
3.500%, 10/24/2027	520	483
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(B)(E)	179	176
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(B)(E)	583	531
Citigroup
8.870%, ICE LIBOR USD 3 Month + 4.068%(B)(E)	93	94
4.140%, U.S. SOFR + 1.372%, 05/24/2025 (B)	759	745
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(B)(E)	348	318
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(B)(C)(E)	200	182
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(B)(C)(E)	544	475
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(B)(C)(E)	300	222
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (B)(C)	277	260
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (B)(C)	382	303
Danske Bank
6.466%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/09/2026 (B)(C)	277	279
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (B)(C)	207	195
Deutsche Bank NY
6.119%, U.S. SOFR + 3.190%, 07/14/2026 (B)	194	193
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (B)	295	283

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (B)		$330	$296
Federation des Caisses Desjardins du Quebec
4.550%, 08/23/2027 (C)		369	359
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(B)(E)		296	254
HSBC Holdings PLC
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.858%(B)(E)		762	762
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (B)		573	597
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (B)		364	349
ING Groep
4.017%, U.S. SOFR + 1.830%, 03/28/2028 (B)		286	269
Intesa Sanpaolo
7.000%, 11/21/2025 (C)		210	214
JPMorgan Chase
5.546%, U.S. SOFR + 1.070%, 12/15/2025 (B)		562	561
KBC Group
5.796%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/19/2029 (B)(C)		261	258
Lloyds Banking Group
7.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.750%, 11/15/2033 (B)		535	586
Mitsubishi UFJ Financial Group
5.475%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.530%, 02/22/2031 (B)		215	213
Mizuho Financial Group
5.414%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 09/13/2028 (B)		369	367
Morgan Stanley
6.296%, U.S. SOFR + 2.240%, 10/18/2028 (B)		389	399
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)		305	290
0.406%, 10/29/2027 (B)	EUR	438	401
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (B)(C)		$307	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Group PLC
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (B)	$240	$249
Nomura Holdings
5.709%, 01/09/2026	313	312
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (C)	246	7
5.250%cash/0% PIK, 12/27/2033 (C)	223	7
PNC Financial Services Group
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)	107	104
S&P Global
4.750%, 08/01/2028 (C)	31	31
4.250%, 05/01/2029 (C)	145	138
Santander Holdings USA
4.260%, SOFRINDX + 1.380%, 06/09/2025 (B)	117	114
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (B)	85	74
Santander UK Group Holdings PLC
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (B)	535	544
Societe Generale
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (B)(C)	613	544
Standard Chartered
7.776%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.100%, 11/16/2025 (B)(C)	368	380
6.312%, ICE LIBOR USD 3 Month + 1.510%(B)(C)(E)	400	356
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(B)(C)(E)	514	495
3.971%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 03/30/2026 (B)(C)	207	199
Svenska Handelsbanken
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.048%(B)(E)	600	513
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (B)	400	380
Synchrony Financial
4.875%, 06/13/2025	292	284
3.950%, 12/01/2027	296	269

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (B)(C)		$350	$274
2.569%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (B)(C)		421	380
1.982%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 06/03/2027 (B)(C)		229	200
US Bancorp
5.300%, ICE LIBOR USD 3 Month + 2.914%(B)(E)		408	368
Voya Financial
5.650%, ICE LIBOR USD 3 Month + 3.580%, 05/15/2053 (B)		258	255
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(B)(E)		306	274
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (B)		420	391

			28,337

Health Care — 0.1%
Amgen
3.000%, 02/22/2029		237	211
Cigna Group
4.375%, 10/15/2028		384	368
Organon & Co
2.875%, 04/30/2028	EUR	200	182
Zoetis
5.400%, 11/14/2025		$308	310

			1,071

Industrials — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026		569	502
Air Lease
3.625%, 04/01/2027		38	35
2.100%, 09/01/2028		165	136
Air Lease MTN
2.875%, 01/15/2026		83	77
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	226	206
CNH Industrial Capital LLC
3.950%, 05/23/2025		$583	563
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (C)		450	427
4.500%, 10/20/2025 (C)		355	345

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (C)		$242	$243
5.400%, 02/01/2027		575	549
ENA Master Trust
4.000%, 05/19/2048 (C)		269	206
Flowserve
2.800%, 01/15/2032		228	176
Honeywell International
4.125%, 11/02/2034	EUR	720	755
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$221	210
4.350%, 04/05/2036 (C)		208	180
Odebrecht Holdco Finance
0.000%, 09/10/2058 (C)(F)		480	–
Parker-Hannifin
4.500%, 09/15/2029		443	423
Regal Rexnord
6.050%, 02/15/2026 (C)		770	764
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	118	113
Trane Technologies Financing
5.250%, 03/03/2033		$140	139
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		134	126

			6,175

Information Technology — 0.7%
Broadcom
4.926%, 05/15/2037 (C)		247	215
4.150%, 11/15/2030		183	165
4.150%, 04/15/2032 (C)		144	127
4.000%, 04/15/2029 (C)		41	37
Entegris Escrow
4.750%, 04/15/2029 (C)		611	556
Global Payments
5.300%, 08/15/2029		240	231
2.900%, 11/15/2031		131	104
HP
4.750%, 01/15/2028		464	446
Infor
1.750%, 07/15/2025 (C)		323	290
International Business Machines
4.900%, 07/27/2052		371	334
4.500%, 02/06/2026		394	386
Kyndryl Holdings
2.050%, 10/15/2026		568	488
Lenovo Group
5.831%, 01/27/2028		423	417
Micron Technology
6.750%, 11/01/2029		499	516
SK Hynix
2.375%, 01/19/2031 (C)		262	194

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TSMC Arizona
3.875%, 04/22/2027	$345	$331
Workday
3.800%, 04/01/2032	156	137
3.700%, 04/01/2029	61	56

		5,030

Materials — 0.1%
Anglo American Capital PLC
3.875%, 03/16/2029 (C)	226	203
Celanese US Holdings LLC
5.900%, 07/05/2024	711	710
Freeport Indonesia MTN
4.763%, 04/14/2027 (C)	225	216
Nucor
4.300%, 05/23/2027	273	265
Suzano Austria GmbH
3.750%, 01/15/2031	163	138
Volcan Cia Minera SAA
4.375%, 02/11/2026 (C)	69	55

		1,587

Real Estate — 0.1%
American Tower
4.050%, 03/15/2032	104	93
3.650%, 03/15/2027	205	191
Host Hotels & Resorts
4.000%, 06/15/2025	391	380
3.500%, 09/15/2030	131	109

		773

Utilities — 0.5%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (C)	297	259
Chile Electricity PEC
0.000%, 01/25/2028 (C)(F)	491	364
Comision Federal de Electricidad
4.688%, 05/15/2029 (C)	294	263
3.348%, 02/09/2031 (C)	574	454
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	236
Enel Finance International
7.500%, 10/14/2032 (C)	400	433
Engie Energia Chile
3.400%, 01/28/2030	349	267
Public Service Enterprise Group
5.850%, 11/15/2027	356	364
Terraform Global Operating LLC
6.125%, 03/01/2026 (C)	77	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(B)(C)(E)	$272	$255

		2,969

Total Corporate Obligations
(Cost $72,709) ($ Thousands)		65,442

ASSET-BACKED SECURITIES — 3.8%
Automotive — 1.6%

ACM Auto Trust, Ser 2022-1A, Cl A
3.230%, 04/20/2029(C)	44	44
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024(C)	1,000	994
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025(C)	1,100	1,083
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-2A, Cl D
4.560%, 03/20/2024(C)	128	127
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	232	221
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	329	303
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	333
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(C)	600	563
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027(C)	920	918
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(C)	167	159
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(C)	510	447
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(C)	600	547
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(C)	240	233
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(C)	537	533

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(C)	$1,338	$1,334
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(C)	710	692
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(C)	576	562
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(C)	609	606
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(C)	553	553
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026(C)	712	711
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025(C)	386	384
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026(C)	1,040	1,040
		12,387

Credit Cards — 0.1%

Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(C)	880	853
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(C)	152	149
		1,002

Other Asset-Backed Securities — 2.1%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(C)	97	94
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(C)	121	115
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(C)	277	272
AGL CLO 10, Ser 2021-10A, Cl A
5.922%, ICE LIBOR USD 3 Month + 1.130%, 04/15/2034(B)(C)	690	683
AGL CLO 12, Ser 2021-12A, Cl A1
5.968%, ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(B)(C)	837	823

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(C)	$302	$299
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(C)	170	160
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.008%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034(B)(C)	521	511
Ballyrock CLO 15, Ser 2021-1A, Cl C
7.892%, ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(B)(C)	500	471
Ballyrock CLO 16, Ser 2021-16A, Cl A1
5.938%, ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(B)(C)	1,054	1,040
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(C)	163	138
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(C)	212	180
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(C)	768	654
Domino's Pizza Master Issuer LLC, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(C)	388	332
Dryden 78 CLO, Ser 2020-78A, Cl C
6.742%, ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(B)(C)	660	622
Dryden 78 CLO, Ser 2020-78A, Cl D
7.792%, ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(B)(C)	340	317
Elevation CLO, Ser 2020-11A, Cl C
6.992%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(B)(C)	580	547
Elmwood CLO IX, Ser 2021-2A, Cl D
7.758%, ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(B)(C)	509	482
Flatiron CLO 21, Ser 2021-1A, Cl D
7.698%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(B)(C)	540	510
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(C)	256	219
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
5.878%, ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(B)(C)	553	544
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(C)	370	347
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(C)	261	226
Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(C)	719	585

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Magnetite XXVI, Ser 2021-26A, Cl A1R
5.938%, ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(B)(C)	$985	$970
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(C)	310	275
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(C)	275	226
Neighborly Issuer, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(C)	786	757
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(C)	197	178
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
5.922%, ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(B)(C)	624	614
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(C)	325	324
OCP CLO, Ser 2021-18A, Cl AR
5.898%, ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(B)(C)	722	713
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(C)	575	516
Rad CLO 7, Ser 2020-7A, Cl C
6.792%, ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(B)(C)	300	285
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(C)	441	399
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(C)	460	430
Voya CLO, Ser 2019-1A, Cl DR
7.642%, ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(B)(C)	265	239
		16,097

Total Asset-Backed Securities
(Cost $30,929) ($ Thousands)		29,486

MORTGAGE-BACKED SECURITIES — 3.5%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
1.412%, 05/15/2046(B)	669	62
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.562%, 06/15/2047(B)	986	97
FHLMC CMO, Ser 2017-4719, Cl JS, IO
1.562%, 09/15/2047(B)	711	70
FHLMC CMO, Ser 2020-4954, Cl SL, IO
1.433%, 02/25/2050(B)	1,080	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.483%, 06/25/2050(B)	$2,054	$179
FNMA
3.000%, 02/01/2052	2,191	1,943
FNMA CMO, Ser 2014-78, Cl SE, IO
1.483%, 12/25/2044(B)	746	66
FNMA CMO, Ser 2016-77, Cl DS, IO
1.383%, 10/25/2046(B)	696	63
FNMA CMO, Ser 2017-62, Cl AS, IO
1.533%, 08/25/2047(B)	851	89
GNMA CMO, Ser 2017-122, Cl SA, IO
1.602%, 08/20/2047(B)	671	70

		2,739
Non-Agency Mortgage-Backed Obligations — 3.2%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	35	25
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	198	112
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	153	85
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	83	60
AREIT Trust, Ser 2022-CRE6, Cl A
5.676%, SOFR30A + 1.250%, 01/16/2037(B)(C)	1,300	1,277
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.534%, 03/10/2037(B)(C)	395	281
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
5.588%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(B)(C)	1,535	1,457
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.728%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(B)(C)	710	692
Bellemeade Re, Ser 2019-3A, Cl M1B
6.217%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(B)(C)	17	17
Bellemeade Re, Ser 2019-3A, Cl M1C
6.567%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(B)(C)	366	365
Bellemeade Re, Ser 2021-1A, Cl M1C
7.434%, SOFR30A + 2.950%, 03/25/2031(B)(C)	378	378
Bellemeade Re, Ser 2021-2A, Cl M1B
5.984%, SOFR30A + 1.500%, 06/25/2031(B)(C)	617	610

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2022-2, Cl M1A
8.493%, SOFR30A + 4.000%, 09/27/2032(B)(C)	$856	$861
BFLD Trust, Ser 2021-FPM, Cl A
6.188%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(B)(C)	1,065	1,019
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.488%, ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(B)(C)	152	146
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.738%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(B)(C)	610	580
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	70	34
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	93	45
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	20
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.260%, 04/10/2046(B)(C)	250	246
CLNY Trust, Ser 2019-IKPR, Cl D
6.702%, TSFR1M + 2.139%, 11/15/2038(B)(C)	750	707
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.792%, 07/10/2046(B)(C)	615	597
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035(C)	33	33
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
7.017%, ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(B)(C)	29	29
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
6.917%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(B)(C)	9	9
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
6.767%, ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(B)(C)	6	6
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
6.717%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2039(B)(C)	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
6.617%, ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(B)(C)	$123	$123
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.134%, SOFR30A + 1.650%, 12/25/2041(B)(C)	304	291
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.384%, SOFR30A + 1.900%, 12/25/2041(B)(C)	1,008	983
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
5.684%, SOFR30A + 1.200%, 01/25/2042(B)(C)	567	560
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.984%, SOFR30A + 3.500%, 03/25/2042(B)(C)	744	763
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.584%, SOFR30A + 3.100%, 03/25/2042(B)(C)	185	186
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
6.793%, SOFR30A + 2.300%, 01/25/2043(B)(C)	458	461
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.997%, ICE LIBOR USD 1 Month + 0.380%, 12/25/2036(B)	141	50
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.484%, SOFR30A + 2.000%, 01/25/2051(B)(C)	63	61
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.134%, SOFR30A + 1.650%, 01/25/2034(B)(C)	207	206
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.984%, SOFR30A + 1.500%, 10/25/2041(B)(C)	976	937
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
6.834%, SOFR30A + 2.350%, 12/25/2041(B)(C)	635	577
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
5.484%, SOFR30A + 1.000%, 01/25/2042(B)(C)	412	405

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
6.334%, SOFR30A + 1.850%, 01/25/2042(B)(C)	$533	$512
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.784%, SOFR30A + 1.300%, 02/25/2042(B)(C)	561	558
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.684%, SOFR30A + 2.200%, 05/25/2042(B)(C)	508	513
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.434%, SOFR30A + 2.950%, 06/25/2042(B)(C)	624	639
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
6.634%, SOFR30A + 2.150%, 09/25/2042(B)(C)	374	375
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.984%, SOFR30A + 2.500%, 03/25/2052(B)(C)	997	1,007
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
6.567%, ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(B)(C)	43	43
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA7, Cl M2
6.284%, SOFR30A + 1.800%, 11/25/2041(B)(C)	953	911
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
9.517%, ICE LIBOR USD 1 Month + 4.900%, 11/25/2024(B)	112	116
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
8.617%, ICE LIBOR USD 1 Month + 4.000%, 05/25/2025(B)	103	106
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
9.617%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(B)	99	103
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
10.317%, ICE LIBOR USD 1 Month + 5.700%, 04/25/2028(B)	67	72
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
6.484%, SOFR30A + 2.000%, 11/25/2041(B)(C)	429	412

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.154%, 08/10/2044(B)(C)	$12	$5
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.055%, 01/10/2047(B)(C)	172	65
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	622
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	21
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	254	238
HFX, Ser 2017-1A, Cl A3
3.647%, 03/15/2035	800	760
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.117%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2035(B)	24	21
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.798%, 09/15/2047(B)	14,288	117
JPMorgan Chase, Ser 2019-CL1, Cl M3
6.717%, ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(B)(C)	98	94
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(B)	84	37
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(C)	139	139
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.142%, TSFR1M + 1.579%, 07/15/2036(B)(C)	346	334
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
7.412%, ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(B)(C)	247	244
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
8.362%, ICE LIBOR USD 1 Month + 3.700%, 11/27/2031(B)(C)	35	35
Radnor Re, Ser 2019-1, Cl M1B
6.567%, ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(B)(C)	404	404
Radnor Re, Ser 2020-1, Cl M1A
5.567%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(B)(C)	6	6

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.386%, 11/15/2049(B)	$620	$542
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.117%, ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(B)(C)	26	20
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.867%, ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(B)(C)	104	77

		24,443
Total Mortgage-Backed Securities
(Cost $29,365) ($ Thousands)		27,182

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
FFCB ^
4.930%, U.S. SOFR + 0.380%, 05/08/2023(B)	7,400	7,405
4.720%, U.S. SOFR + 0.170%, 01/23/2025(B)	1,900	1,901
4.685%, U.S. SOFR + 0.135%, 11/06/2023(B)	2,000	2,000
4.590%, U.S. SOFR + 0.040%, 05/15/2024(B)	200	200
FHLB ^
4.610%, U.S. SOFR + 0.060%, 04/10/2023(B)	2,500	2,500
4.590%, U.S. SOFR + 0.040%, 06/16/2023(B)	1,900	1,900
FHLB DN ^
0.000%, 02/02/2024(F)	700	668
FHLMC ^
5.150%, 01/27/2026	1,100	1,086
4.200%, 08/28/2025	700	683
0.375%, 07/21/2025	1,400	1,264
FNMA ^
5.060%, 02/07/2025	600	597
3.875%, 08/28/2024	700	686
0.625%, 04/22/2025	1,300	1,190
0.500%, 06/17/2025	1,500	1,363
0.250%, 05/22/2023	1,500	1,484
0.250%, 07/10/2023	1,800	1,770
0.250%, 11/27/2023	100	96

Total U.S. Government Agency Obligations
(Cost $27,256) ($ Thousands)		26,793

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.1%
New York — 0.1%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	$490	$484
New York City, Ser D, GO
1.923%, 08/01/2031	530	421

		905

West Virginia — 0.0%
Tobacco Settlement Finance Authority, RB
3.000%, 06/01/2035	196	193

Total Municipal Bonds
(Cost $1,217) ($ Thousands)		1,098

SOVEREIGN DEBT — 0.1%

Colombia Government International Bond
3.125%, 04/15/2031	213	154
Dominican Republic International Bond
4.875%, 09/23/2032(C)	871	728

Total Sovereign Debt
(Cost $1,083) ($ Thousands)		882

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc *‡‡	366	–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 110.5%
(Cost $791,979) ($ Thousands)		$863,325

	Shares
COMMON STOCK SOLD SHORT— (13.6)%
Communication Services — (0.6)%
Cable One Inc	(74)	(51)
Charter Communications Inc, Cl A *	(1,450)	(533)
Comcast Corp, Cl A	(59,993)	(2,230)
DISH Network Corp, Cl A *	(3,228)	(37)
Fox Corp	(5,419)	(185)
Interpublic Group of Cos Inc/The	(4,810)	(171)
John Wiley & Sons Inc, Cl A	(500)	(22)
Liberty Broadband Corp, Cl C *	(1,373)	(119)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(900)	(29)
Liberty Media Corp-Liberty SiriusXM, Cl C *	(2,008)	(65)
New York Times Co/The, Cl A	(2,028)	(78)
News Corp	(1,800)	(31)
News Corp, Cl A	(4,846)	(83)
Nexstar Media Group Inc, Cl A	(445)	(83)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Omnicom Group Inc	(2,720)	$(246)
Paramount Global, Cl B	(6,758)	(145)
Scholastic Corp	(500)	(23)
TEGNA Inc	(2,800)	(49)
Trade Desk Inc/The, Cl A *	(5,631)	(315)

		(4,495)

Consumer Discretionary — (9.0)%
Academy Sports & Outdoors Inc	(1,032)	(61)
Acushnet Holdings Corp	(1,650)	(80)
Adient PLC *	(4,879)	(208)
ADT Inc	(3,012)	(23)
Adtalem Global Education Inc *	(700)	(27)
Advance Auto Parts Inc	(678)	(98)
Airbnb Inc, Cl A *	(6,979)	(860)
Amazon.com Inc *	(58,275)	(5,491)
American Axle & Manufacturing Holdings Inc *	(5,701)	(50)
American Eagle Outfitters Inc	(1,300)	(19)
Aptiv PLC *	(14,106)	(1,640)
Aramark	(4,527)	(167)
Arko Corp	(2,800)	(22)
Asbury Automotive Group Inc *	(170)	(39)
AutoNation Inc *	(430)	(59)
AutoZone Inc *	(188)	(467)
Bath & Body Works Inc	(2,367)	(97)
Best Buy Co Inc	(1,772)	(147)
Bloomin' Brands Inc	(1,626)	(42)
Booking Holdings Inc *	(766)	(1,933)
Boot Barn Holdings Inc *	(517)	(40)
BorgWarner Inc	(13,097)	(659)
Boyd Gaming Corp	(1,307)	(85)
Bright Horizons Family Solutions Inc *	(1,055)	(83)
Brinker International Inc *	(700)	(27)
Brunswick Corp/DE	(2,915)	(255)
Burlington Stores Inc *	(630)	(135)
Caesars Entertainment Inc *	(3,725)	(189)
Capri Holdings Ltd *	(4,411)	(219)
CarMax Inc *	(1,325)	(91)
Carnival Corp, Cl A *	(16,388)	(174)
Carter's Inc	(1,372)	(103)
Cavco Industries Inc *	(390)	(111)
Century Communities Inc	(912)	(55)
Cheesecake Factory Inc/The	(835)	(31)
Chegg Inc *	(2,212)	(35)
Chipotle Mexican Grill Inc, Cl A *	(529)	(789)
Choice Hotels International Inc	(500)	(59)
Churchill Downs Inc	(699)	(172)
Columbia Sportswear Co	(1,559)	(136)
Coursera Inc *	(1,500)	(17)
Cracker Barrel Old Country Store Inc	(360)	(39)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Crocs Inc *	(2,065)	$(251)
Dana Inc	(6,399)	(101)
Darden Restaurants Inc	(2,393)	(342)
Dave & Buster's Entertainment Inc *	(861)	(34)
Deckers Outdoor Corp *	(983)	(409)
Dick's Sporting Goods Inc	(517)	(67)
Dollar General Corp	(2,101)	(454)
Dollar Tree Inc *	(1,966)	(286)
Domino's Pizza Inc	(664)	(195)
DoorDash Inc, Cl A *	(2,134)	(117)
Dorman Products Inc *	(1,526)	(142)
DR Horton Inc	(11,260)	(1,041)
DraftKings Inc, Cl A *	(6,460)	(122)
Duolingo Inc, Cl A *	(300)	(27)
eBay Inc	(5,100)	(234)
Ethan Allen Interiors Inc	(95)	(3)
Etsy Inc *	(1,096)	(133)
Everi Holdings Inc *	(1,576)	(30)
Expedia Group Inc *	(2,835)	(309)
Fisker Inc *	(3,859)	(29)
Five Below Inc *	(406)	(83)
Floor & Decor Holdings Inc, Cl A *	(974)	(89)
Foot Locker Inc	(985)	(43)
Ford Motor Co	(201,856)	(2,436)
Fox Factory Holding Corp *	(2,181)	(256)
Frontdoor Inc *	(1,099)	(31)
GameStop Corp, Cl A *	(1,377)	(26)
Gap Inc/The	(1,948)	(25)
Garmin Ltd	(5,857)	(575)
General Motors Co	(70,512)	(2,732)
Gentex Corp	(13,306)	(380)
Gentherm Inc *	(1,790)	(114)
Genuine Parts Co	(1,527)	(270)
Goodyear Tire & Rubber Co/The *	(13,849)	(157)
GoPro Inc, Cl A *	(4,515)	(23)
Graham Holdings Co, Cl B	(100)	(63)
Grand Canyon Education Inc *	(393)	(45)
Group 1 Automotive Inc	(257)	(57)
H&R Block Inc	(2,717)	(100)
Hanesbrands Inc	(10,922)	(62)
Harley-Davidson Inc	(7,596)	(361)
Hasbro Inc	(5,226)	(287)
Helen of Troy Ltd *	(745)	(84)
Hilton Grand Vacations Inc *	(1,469)	(70)
Hilton Worldwide Holdings Inc	(5,327)	(770)
Home Depot Inc/The	(10,231)	(3,034)
Hyatt Hotels Corp, Cl A *	(688)	(80)
Installed Building Products Inc	(885)	(102)
International Game Technology PLC	(1,429)	(38)
iRobot Corp *	(784)	(32)
Jack in the Box Inc	(505)	(40)
KB Home	(2,964)	(105)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Kohl's Corp	(1,069)	$(30)
Kontoor Brands Inc	(2,042)	(107)
Las Vegas Sands Corp *	(6,505)	(374)
Laureate Education Inc, Cl A	(2,100)	(25)
La-Z-Boy Inc, Cl Z	(1,513)	(49)
LCI Industries	(1,358)	(153)
Lear Corp	(3,123)	(436)
Leggett & Platt Inc	(5,321)	(184)
Lennar Corp, Cl A	(9,091)	(879)
Lennar Corp, Cl B	(496)	(41)
LGI Homes Inc *	(645)	(67)
Light & Wonder Inc, Cl A *	(1,569)	(98)
Lithia Motors Inc, Cl A	(244)	(62)
LKQ Corp	(2,485)	(142)
Lowe's Cos Inc	(6,207)	(1,277)
Lucid Group Inc *	(27,359)	(250)
Lululemon Athletica Inc *	(4,074)	(1,260)
Luminar Technologies Inc, Cl A *	(11,373)	(102)
M/I Homes Inc *	(1,117)	(65)
Macy's Inc	(1,872)	(38)
Malibu Boats Inc, Cl A *	(633)	(38)
Marriott International Inc/MD, Cl A	(5,307)	(898)
Marriott Vacations Worldwide Corp	(803)	(123)
Mattel Inc *	(13,106)	(236)
McDonald's Corp	(14,859)	(3,921)
MDC Holdings Inc	(1,964)	(73)
Meritage Homes Corp	(1,237)	(135)
MGM Resorts International	(6,058)	(261)
Modine Manufacturing Co *	(3,259)	(80)
Mohawk Industries Inc *	(2,042)	(210)
Movado Group Inc	(750)	(26)
Murphy USA Inc	(151)	(39)
Newell Brands Inc	(13,326)	(196)
NIKE Inc, Cl B	(43,800)	(5,203)
Nordstrom Inc	(1,060)	(21)
Norwegian Cruise Line Holdings Ltd *	(6,991)	(104)
NVR Inc *	(112)	(579)
Ollie's Bargain Outlet Holdings Inc *	(500)	(29)
O'Reilly Automotive Inc *	(598)	(496)
Oxford Industries Inc	(631)	(74)
Papa John's International Inc	(390)	(33)
Patrick Industries Inc	(1,547)	(113)
Peloton Interactive Inc, Cl A *	(10,614)	(137)
Penn Entertainment Inc *	(2,719)	(83)
Planet Fitness Inc, Cl A *	(1,287)	(104)
Polaris Inc	(1,990)	(226)
Pool Corp	(414)	(148)
PulteGroup Inc	(7,982)	(436)
PVH Corp	(2,162)	(173)
QuantumScape Corp, Cl A *	(12,177)	(117)
Ralph Lauren Corp, Cl A	(1,527)	(180)
Red Rock Resorts Inc, Cl A	(946)	(41)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
RH *	(141)	$(42)
Rivian Automotive Inc, Cl A *	(25,715)	(496)
Ross Stores Inc	(3,195)	(353)
Royal Caribbean Cruises Ltd *	(4,104)	(290)
SeaWorld Entertainment Inc *	(697)	(45)
Service Corp International/US	(2,861)	(193)
Shake Shack Inc, Cl A *	(900)	(50)
Signet Jewelers Ltd	(502)	(36)
Six Flags Entertainment Corp *	(645)	(17)
Skechers USA Inc, Cl A *	(5,071)	(226)
Skyline Champion Corp *	(1,749)	(120)
Solid Power Inc *	(8,862)	(30)
Sonos Inc *	(4,169)	(81)
Standard Motor Products Inc	(955)	(37)
Starbucks Corp	(22,022)	(2,248)
Steven Madden Ltd	(2,841)	(103)
Stoneridge Inc *	(2,059)	(49)
Strategic Education Inc	(400)	(34)
Stride Inc *	(600)	(25)
Sturm Ruger & Co Inc	(700)	(41)
Sweetgreen Inc, Cl A *	(2,145)	(19)
Tapestry Inc	(8,705)	(379)
Target Corp	(4,378)	(738)
Taylor Morrison Home Corp, Cl A *	(4,102)	(147)
Tempur Sealy International Inc	(6,309)	(270)
Tesla Inc *	(34,696)	(7,137)
Texas Roadhouse Inc, Cl A	(1,438)	(146)
Thor Industries Inc	(2,732)	(249)
TJX Cos Inc/The	(11,321)	(867)
Toll Brothers Inc	(3,658)	(219)
TopBuild Corp *	(1,109)	(230)
Topgolf Callaway Brands Corp *	(4,530)	(105)
Tractor Supply Co	(967)	(226)
Travel + Leisure Co	(2,000)	(84)
Tri Pointe Homes Inc *	(3,952)	(94)
Ulta Beauty Inc *	(456)	(237)
Under Armour Inc, Cl A *	(6,298)	(63)
Under Armour Inc, Cl C *	(6,397)	(56)
Urban Outfitters Inc *	(900)	(24)
Vail Resorts Inc	(921)	(215)
VF Corp	(12,078)	(300)
Victoria's Secret & Co *	(700)	(28)
Vista Outdoor Inc *	(1,786)	(51)
Visteon Corp *	(1,493)	(249)
Vivint Smart Home Inc *	(2,000)	(22)
Vizio Holding Corp, Cl A *	(4,069)	(42)
Wayfair Inc, Cl A *	(500)	(20)
Wendy's Co/The	(3,001)	(66)
Whirlpool Corp	(1,949)	(269)
Williams-Sonoma Inc	(566)	(71)
Wingstop Inc	(521)	(89)
Winnebago Industries Inc	(1,692)	(108)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Wolverine World Wide Inc	(2,102)	$(35)
Wyndham Hotels & Resorts Inc	(1,334)	(103)
Wynn Resorts Ltd *	(1,912)	(207)
XPEL Inc *	(1,145)	(77)
YETI Holdings Inc *	(3,199)	(125)
Yum! Brands Inc	(5,802)	(738)

		(70,723)

Information Technology — (2.5)%
Advanced Micro Devices Inc *	(7,756)	(609)
Amkor Technology Inc	(600)	(15)
Amphenol Corp, Cl A	(2,407)	(187)
Analog Devices Inc	(2,709)	(497)
Apple Inc	(41,663)	(6,142)
Applied Materials Inc	(4,412)	(512)
Arista Networks Inc *	(1,180)	(164)
Arrow Electronics Inc *	(429)	(51)
Avnet Inc	(1,119)	(50)
Broadcom Inc	(2,024)	(1,203)
CDW Corp/DE	(712)	(144)
Ciena Corp *	(861)	(41)
Cisco Systems Inc	(20,962)	(1,015)
Cognex Corp	(861)	(41)
Coherent Corp *	(588)	(25)
Corning Inc	(3,344)	(114)
Dell Technologies Inc, Cl C	(1,100)	(45)
Diodes Inc *	(301)	(28)
Enphase Energy Inc *	(629)	(132)
Entegris Inc	(665)	(57)
F5 Inc *	(200)	(29)
First Solar Inc *	(436)	(74)
GLOBALFOUNDRIES Inc *	(358)	(23)
Hewlett Packard Enterprise Co	(5,327)	(83)
HP Inc	(4,783)	(141)
Intel Corp	(21,096)	(526)
Jabil Inc	(584)	(48)
Juniper Networks Inc	(737)	(23)
Keysight Technologies Inc *	(903)	(144)
KLA Corp	(762)	(289)
Lam Research Corp	(677)	(329)
Lattice Semiconductor Corp *	(775)	(66)
Lumentum Holdings Inc *	(423)	(23)
Marvell Technology Inc	(3,983)	(180)
Microchip Technology Inc	(2,544)	(206)
Micron Technology Inc	(6,024)	(348)
MKS Instruments Inc	(359)	(35)
Monolithic Power Systems Inc	(245)	(119)
Motorola Solutions Inc	(825)	(217)
NetApp Inc	(713)	(46)
NVIDIA Corp	(11,761)	(2,730)
ON Semiconductor Corp *	(2,363)	(183)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Onto Innovation Inc *	(287)	$(24)
Pure Storage Inc, Cl A *	(924)	(26)
Qorvo Inc *	(378)	(38)
QUALCOMM Inc	(5,790)	(715)
Rambus Inc *	(688)	(30)
Skyworks Solutions Inc	(959)	(107)
Synaptics Inc *	(100)	(12)
Teledyne Technologies Inc *	(200)	(86)
Teradyne Inc	(615)	(62)
Texas Instruments Inc	(5,088)	(872)
Trimble Inc *	(1,574)	(82)
Universal Display Corp	(344)	(47)
Western Digital Corp *	(1,314)	(51)
Wolfspeed Inc *	(521)	(39)
Zebra Technologies Corp, Cl A *	(207)	(62)

		(19,187)

Materials — (1.5)%
Air Products and Chemicals Inc	(2,213)	(633)
Albemarle Corp	(1,122)	(285)
Alcoa Corp	(1,472)	(72)
Alpha Metallurgical Resources Inc	(263)	(44)
Amcor PLC	(13,084)	(146)
AptarGroup Inc	(288)	(34)
Arconic Corp *	(1,412)	(37)
Ashland Inc	(500)	(51)
ATI Inc *	(1,223)	(50)
Avery Dennison Corp	(855)	(156)
Avient Corp	(1,016)	(44)
Axalta Coating Systems Ltd *	(1,969)	(59)
Balchem Corp	(300)	(39)
Ball Corp	(3,221)	(181)
Berry Global Group Inc	(1,671)	(104)
Celanese Corp, Cl A	(1,110)	(129)
CF Industries Holdings Inc	(1,893)	(163)
Chemours Co/The	(1,721)	(59)
Cleveland-Cliffs Inc *	(4,934)	(105)
Commercial Metals Co	(1,092)	(57)
Constellium SE, Cl A *	(2,366)	(38)
Corteva Inc	(7,116)	(443)
Crown Holdings Inc	(880)	(76)
Dow Inc	(7,108)	(407)
DuPont de Nemours Inc	(5,200)	(380)
Eagle Materials Inc	(344)	(48)
Eastman Chemical Co	(1,219)	(104)
Ecolab Inc	(2,461)	(392)
Element Solutions Inc	(3,283)	(67)
FMC Corp	(1,088)	(141)
Freeport-McMoRan Inc, Cl B	(14,546)	(596)
Ginkgo Bioworks Holdings Inc *	(12,100)	(18)
Graphic Packaging Holding Co	(2,597)	(62)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
HB Fuller Co	(775)	$(54)
Hecla Mining Co	(8,436)	(43)
Huntsman Corp	(1,805)	(53)
Ingevity Corp *	(625)	(52)
International Flavors & Fragrances Inc	(2,463)	(230)
International Paper Co	(2,652)	(96)
Linde PLC	(5,051)	(1,760)
Livent Corp *	(1,634)	(38)
Louisiana-Pacific Corp	(524)	(31)
LyondellBasell Industries NV, Cl A	(2,812)	(270)
Martin Marietta Materials Inc	(698)	(251)
Mosaic Co/The	(3,725)	(198)
MP Materials Corp *	(700)	(24)
Newmont Corp	(8,157)	(356)
Nucor Corp	(2,659)	(445)
O-I Glass Inc, Cl I *	(2,660)	(59)
Olin Corp	(963)	(56)
Packaging Corp of America	(843)	(115)
PPG Industries Inc	(2,211)	(292)
Quaker Chemical Corp	(257)	(50)
Reliance Steel & Aluminum Co	(534)	(132)
Royal Gold Inc	(730)	(87)
RPM International Inc	(1,192)	(106)
Sealed Air Corp	(1,346)	(65)
Sherwin-Williams Co/The	(2,372)	(525)
Silgan Holdings Inc	(1,000)	(53)
Sonoco Products Co	(900)	(53)
Southern Copper Corp	(949)	(70)
SSR Mining Inc	(1,700)	(23)
Steel Dynamics Inc	(1,710)	(216)
Stepan Co	(437)	(45)
Summit Materials Inc, Cl A *	(1,225)	(36)
Tronox Holdings PLC	(1,904)	(30)
United States Steel Corp	(2,323)	(71)
Valvoline Inc	(1,300)	(46)
Vulcan Materials Co	(1,290)	(233)
Westlake Corp	(430)	(51)
Westrock Co	(1,787)	(56)

		(11,591)

Total Common Stock Sold Short
(Proceeds $117,513) ($ Thousands)		(105,996)

Total Investments Sold Short — (13.6)%
(Proceeds $117,513) ($ Thousands)		$(105,996)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

A list of the open futures contracts held by the Fund at February 28, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	29	Sep-2023	$2,353	$2,332	$(21)
Brent Crude^	14	Jul-2023	1,116	1,139	23
Brent Crude^	14	May-2023	1,178	1,153	(25)
Brent Crude^	77	Mar-2023	6,482	6,426	(56)
Coffee C^	15	Sep-2023	874	1,028	154
Coffee C^	7	Jul-2023	431	485	54
Coffee C^	48	May-2023	3,134	3,353	219
Coffee C^	8	Dec-2023	522	542	20
Copper^	51	May-2023	5,255	5,214	(41)
Copper^	8	Jul-2023	756	818	62
Copper^	16	Sep-2023	1,607	1,637	30
Copper^	12	May-2023	1,164	1,227	63
Copper^	8	Dec-2023	815	819	4
Corn^	29	Dec-2023	862	826	(36)
Corn^	56	Sep-2023	1,706	1,631	(75)
Corn^	26	Jul-2023	858	809	(49)
Corn^	210	May-2023	7,043	6,618	(425)
Cotton No. 2^	5	Jul-2023	209	211	2
Cotton No. 2^	17	Dec-2023	698	713	15
Cotton No. 2^	9	May-2023	385	378	(7)
Feeder Cattle^	15	Apr-2023	1,460	1,463	3
Gasoline^	8	Aug-2023	792	830	38
Gasoline^	4	Jun-2023	428	430	2
Gasoline^	14	Apr-2023	1,524	1,548	24
Gasoline^	49	Apr-2023	5,479	5,417	(62)
Gasoline^	4	Oct-2023	378	380	2
Gold^	12	Jun-2023	2,106	2,224	118
Gold^	12	Aug-2023	2,254	2,246	(8)
Gold^	23	Dec-2023	4,506	4,386	(120)
Gold^	64	Apr-2023	12,363	11,755	(608)
Gold^	12	Apr-2023	2,201	2,204	3
KC HRW Wheat^	7	Dec-2023	306	286	(20)
KC HRW Wheat^	13	Sep-2023	542	526	(16)
KC HRW Wheat^	7	Jul-2023	320	282	(38)
KC HRW Wheat^	21	May-2023	919	853	(66)
Lean Hogs^	15	Oct-2023	551	554	3
Lean Hogs^	7	Aug-2023	294	293	(1)
Lean Hogs^	7	Jun-2023	282	285	3
Lean Hogs^	10	Apr-2023	356	341	(15)
Live Cattle^	97	Apr-2023	6,223	6,420	197
Live Cattle^	16	Oct-2023	1,040	1,052	12
Live Cattle^	8	Aug-2023	501	513	12
Live Cattle^	8	Jun-2023	490	516	26
LME Lead^	5	May-2023	263	263	–
LME Lead^	3	Nov-2023	158	159	1
LME Lead^	8	Jun-2023	426	421	(5)
LME Lead^	5	Sep-2023	273	264	(9)
LME Lead^	3	Jul-2023	160	158	(2)
LME Nickel^	1	May-2023	130	149	19
LME Nickel^	2	Jul-2023	347	299	(48)
LME Nickel^	2	Nov-2023	343	303	(40)
LME Nickel^	5	Sep-2023	874	753	(121)
LME Primary Aluminum^	21	Sep-2023	1,338	1,274	(64)
LME Primary Aluminum^	10	Jul-2023	602	599	(3)
LME Primary Aluminum^	103	Jun-2023	6,605	6,139	(466)

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
LME Primary Aluminum^	5	May-2023	$311	$296	$(15)
LME Primary Aluminum^	10	Nov-2023	637	613	(24)
LME Zinc^	56	Jun-2023	4,286	4,198	(88)
LME Zinc^	6	Nov-2023	459	446	(13)
LME Zinc^	12	Sep-2023	957	895	(62)
LME Zinc^	6	Jul-2023	441	449	8
LME Zinc^	15	May-2023	1,158	1,126	(32)
Low Sulphur Gasoil^	50	May-2023	4,093	4,047	(46)
Low Sulphur Gasoil^	5	Jul-2023	422	395	(27)
Low Sulphur Gasoil^	10	Sep-2023	782	783	1
Low Sulphur Gasoil^	5	Nov-2023	387	387	–
Natural Gas^	30	Jun-2023	1,429	964	(465)
Natural Gas^	60	Aug-2023	2,419	1,939	(480)
Natural Gas^	26	Oct-2023	926	960	34
Natural Gas^	39	Apr-2023	1,546	1,117	(429)
Natural Gas^	130	Apr-2023	3,539	3,722	183
NY Harbor ULSD^	5	Aug-2023	575	563	(12)
NY Harbor ULSD^	3	Oct-2023	340	336	(4)
NY Harbor ULSD^	3	Jun-2023	367	339	(28)
NY Harbor ULSD^	10	Apr-2023	1,183	1,157	(26)
NY Harbor ULSD^	3	Apr-2023	347	347	–
NYMEX Cocoa^	100	May-2023	2,772	2,789	17
Platinum^	27	Apr-2023	1,445	1,290	(155)
Silver^	11	Sep-2023	1,346	1,179	(167)
Silver^	6	Jul-2023	662	637	(25)
Silver^	24	May-2023	2,713	2,528	(185)
Silver^	6	Dec-2023	691	652	(39)
Soybean^	21	May-2023	1,547	1,553	6
Soybean^	6	May-2023	446	444	(2)
Soybean^	6	Nov-2023	400	404	4
Soybean^	12	Jul-2023	876	882	6
Soybean^	39	Nov-2023	2,703	2,627	(76)
Soybean Meal^	107	Dec-2023	4,418	4,447	29
Soybean Meal^	70	May-2023	3,282	3,270	(12)
Soybean Meal^	11	Jul-2023	455	504	49
Soybean Meal^	31	May-2023	1,408	1,448	40
Soybean Oil^	160	May-2023	5,962	5,764	(198)
Soybean Oil^	13	Jul-2023	526	466	(60)
Soybean Oil^	41	Dec-2023	1,470	1,415	(55)
Sugar No. 11^	271	Apr-2023	5,843	6,092	249
Sugar No. 11^	56	Sep-2023	1,135	1,221	86
Sugar No. 11^	19	Jun-2023	381	417	36
U.S. 2-Year Treasury Notes	90	Jun-2023	18,324	18,335	11
U.S. 5-Year Treasury Notes	198	Jun-2023	21,229	21,197	(32)
Wheat^	11	Dec-2023	444	408	(36)
Wheat^	94	May-2023	3,490	3,316	(174)
Wheat^	11	Jul-2023	462	393	(69)
Wheat^	22	Sep-2023	840	797	(43)
WTI Crude Oil^	83	Jun-2023	6,552	6,383	(169)
WTI Crude Oil^	33	Aug-2023	2,496	2,510	14
WTI Crude Oil^	16	Oct-2023	1,231	1,201	(30)
WTI Crude Oil^	17	Apr-2023	1,357	1,312	(45)
			217,792	213,904	(3,888)
Short Contracts
Corn^	(7)	May-2023	$(225)	$(221)	$4
Cotton No. 2^	(29)	May-2023	(1,240)	(1,218)	22
Japanese 10-Year Bond	(12)	Mar-2023	(13,041)	(12,919)	150
Lean Hogs^	(36)	Apr-2023	(1,253)	(1,227)	26

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
LME Nickel^	(4)	Jun-2023	$(621)	$(597)	$24
LME Primary Aluminum^	(103)	Jun-2024	(6,852)	(6,494)	358
LME Primary Aluminum^	(8)	Jun-2023	(486)	(477)	9
MSCI EAFE Index	(115)	Mar-2023	(11,602)	(11,753)	(151)
Palladium^	(5)	Jun-2023	(777)	(710)	67
S&P 500 Index E-MINI	(119)	Mar-2023	(24,009)	(23,654)	355
U.S. Ultra Long Treasury Bond	(16)	Jun-2023	(2,163)	(2,161)	2
Ultra 10-Year U.S. Treasury Notes	(13)	Jun-2023	(1,524)	(1,523)	1
			(63,793)	(62,954)	867
			$153,999	$150,950	$(3,021)

A list of the open forward foreign currency contracts held by the Fund at February 28, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	05/11/23	EUR	2,227	USD	2,370	$(1)

A list of the open centrally cleared swap agreements held by the Fund at February 28, 2023, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CMBX.BBB.577807	3.00%	Monthly	05/11/2063	$767	$138	$199	$(61)
Malaysia	1.00%	Quarterly	12/20/2027	36,970	(462)	(215)	(247)
					$(324)	$(16)	$(308)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	$126	$–	$126
2.4875%	3-MONTH USD - LIBOR	Semi-Annually	06/09/2025	USD	1,240	66	–	66
2.293%	3-MONTH USD - LIBOR	Semi-Annually	08/04/2025	USD	1,833	110	–	110
1.487	3-MONTH USD - LIBOR	Semi-Annually	10/04/2026	USD	7,010	702	–	702
1.66	3-MONTH USD - LIBOR	Semi-Annually	11/08/2026	USD	1,040	99	–	99
1.67	3-MONTH USD - LIBOR	Semi-Annually	11/09/2026	USD	1,230	117	–	117
2.44	3-MONTH USD - LIBOR	Semi-Annually	04/04/2027	USD	3,640	267	–	267
0.5575	3-MONTH USD - LIBOR	Semi-Annually	06/05/2027	USD	15,050	2,213	–	2,213
2.3545	3-MONTH USD - LIBOR	Semi-Annually	07/12/2027	USD	720	57	–	57
2.1495%	3-MONTH USD - LIBOR	Semi-Annually	06/04/2029	USD	5,145	552	–	552
1.593%	3-MONTH USD - LIBOR	Semi-Annually	09/27/2029	USD	2,440	348	–	348
1.6165%	3-MONTH USD - LIBOR	Semi-Annually	05/21/2031	USD	17,160	2,824	–	2,824
2.631%	3-MONTH USD - LIBOR	Semi-Annually	11/10/2035	USD	1,300	165	–	165
						$7,646	$–	$7,646

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Continued)

A list of the open OTC swap agreements held by the Fund at February 28, 2023, is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	$89	$(18)	$(5)	$(13)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	119	(24)	(7)	(17)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	310	(62)	(21)	(41)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	16	(3)	(1)	(2)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	94	(19)	(10)	(9)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	16	(3)	(2)	(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	2	(1)	—	(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	8	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	477	(84)	(35)	(49)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	133	(27)	(18)	(9)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	15	(3)	(2)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	55	(11)	(6)	(5)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	55	(11)	(6)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	91	(19)	(7)	(12)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	8	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	15	(3)	(1)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	30	(6)	(3)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	158	(32)	(20)	(12)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	104	(21)	(10)	(11)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	9	(2)	(1)	(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	12	(3)	(2)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	15	(3)	(1)	(2)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	35	(7)	(4)	(3)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	16	(3)	(2)	(1)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	25	(5)	(3)	(2)
Credit Suisse	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	2	(1)	—	(1)
Credit Suisse	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	59	(12)	(7)	(5)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	18	(4)	(2)	(2)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	4	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	11	(2)	(1)	(1)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	18	(4)	(2)	(2)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	10	(2)	(1)	(1)
						$(400)	$(183)	$(217)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	iBoxx$ Liquid High Yield Index	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Quarterly	03/20/2023	USD	4,485	$107	$–	$107
JPMorgan Chase	iBoxx$ Liquid High Yield Index	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Quarterly	03/20/2023	USD	1,495	53	–	53
JPMorgan Chase	iBoxx$ Liquid High Yield Index	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Quarterly	03/20/2023	USD	8,970	3	–	3
								$163	$–	$163

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Multi-Asset Real Return Fund (Concluded)

As of February 28, 2023, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Value Maturity ($ Thousands)
$(110,040)	HSBC	4.64%	Open Ended	$(110,040)
				$(110,040)

Percentages are based on Net Assets of $781,433 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $77,240 ($ Thousands), representing 9.9% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	Perpetual security with no stated maturity date.
(F)	Zero coupon security.
(G)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements. The total market value of such securities as of February 28, 2023 was $110,362 ($ Thousands).
(H)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of February 28, 2023 was $50,071 ($ Thousands).

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

February 28, 2023

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Shekels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TWD — Taiwan Dollar
TRY — Turkish Lira
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Portfolio Abbreviations
ABS — Asset-Backed Security
ACES — Alternative Credit Enhancement Structure
ACWI — All Country World Index
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AID — Agency for International Development
ARM — Adjustable Rate Mortgage
BOBL — Bundesobligationen (German Debt Issuance)
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
BUND — German Fixed Interest Bond
BUXL — German Debt Agency Bond
CDO — Collateralized Debt Obligation
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMBX — Commercial Mortgage-Backed Index
CMO — Collateralized Mortgage Obligation
COOVIBR — Colombia Overnight Interbank Reference Rate
CPI — Consumer Price Index
CVR — Contingent Value Rights
DAC — Designated Activity Company
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF— Freddie Mac Multi-Family
FTSE— Financial Times Stock Exchange
GDR — Global Depositary Receipt
GMAC — General Motors Acceptance Corporation
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — Harmonized Index of Consumer Prices
HRW — Hard Red Winter
IBEX— Spanish Stock Exchange Index
IBR — Interbank Rate of Columbia
ICE— Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
LTD — Limited
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MSCI — Morgan Stanley Capital International
MTN — Medium Term Note
MXN TIIE — Mexican Interbank Equilibrium Interest Rate
NASDAQ — National Association of Securities Dealers and Automated Quotations

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023

Glossary (abbreviations which may be used in the preceding Schedules of Investments) (Unaudited):

February 28, 2023

(Concluded)

NATL— National Public Finance Guarantee Corporation
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-Voting Depository Receipt
NYMEX — New York Mercantile Exchange
OIS — Overnight Index Swap
OMX — OM Stockholm 30 Dividend Point Index
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
Pty — Proprietary
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
S&P — Standard & Poor's
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
SPI — Share Price Index
STACR — Structured Agency Credit Risk
STRIPS — Separately Traded Registered Interest and Principal Securities
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offer Rate
THOR — Thai Overnight Repurchase Rate
TOPIX — Tokyo Price Index
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
TSX — Toronto Stock Exchange
ULC — Unlimited Liability Company
ULSD — Ultra-Low Sulfur Diesel
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate
WTI — West Texas Intermediate

SEI Institutional Investments Trust/Quarterly Report/February 28, 2023